DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio
Dimensional VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
Dimensional VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 1/31/25
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of January 31, 2025.
∞	Rates reflect the effective yields at purchase date.
^	Denominated in USD, unless otherwise noted.

CONTINUED
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Δ	Zero Coupon Security.

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (6.6%)
	AT&T, Inc.	369,598	$8,770,561
*	Charter Communications, Inc., Class A	1,304	450,519
	Comcast Corp., Class A	200,496	6,748,695
	Electronic Arts, Inc.	12,698	1,560,711
	Fox Corp. (FOX US), Class B	19,981	971,077
	Fox Corp. (FOXA US), Class A	20,910	1,070,174
	Interpublic Group of Cos., Inc.	20,575	589,885
*	Liberty Broadband Corp. (LBRDA US), Class A	600	45,618
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	505,956
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	47,091
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	433,234
#	News Corp. (NWS US), Class B	8,065	255,257
	News Corp. (NWSA US), Class A	16,744	470,841
	Omnicom Group, Inc.	8,040	697,792
#	Paramount Global (PARA US), Class B	38,139	414,952
#	Paramount Global (PARAA US), Class A	1,652	37,682
#	Sirius XM Holdings, Inc.	15,842	380,367
*	Sphere Entertainment Co.	154	7,177
*	Take-Two Interactive Software, Inc.	7,814	1,449,575
	T-Mobile U.S., Inc.	28,623	6,668,300
	Verizon Communications, Inc.	217,401	8,563,425
	Walt Disney Co.	35,719	4,038,390
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Warner Bros Discovery, Inc.	112,864	$1,178,300
TOTAL COMMUNICATION SERVICES			45,355,579
CONSUMER DISCRETIONARY — (4.7%)
*	Aptiv PLC	15,921	993,789
	Aramark	21,061	819,484
	Autoliv, Inc.	7,172	693,246
	Best Buy Co., Inc.	1,514	129,992
	BorgWarner, Inc.	27,403	874,156
*	Caesars Entertainment, Inc.	2,169	78,192
*	Capri Holdings Ltd.	1,300	32,214
*	CarMax, Inc.	7,769	665,337
*	Carnival Corp.	43,840	1,213,053
	Dick's Sporting Goods, Inc.	958	229,968
	DR Horton, Inc.	22,157	3,144,078
	eBay, Inc.	34,108	2,301,608
	Ford Motor Co.	286,536	2,888,283
	Gap, Inc.	1,476	35,527
	Garmin Ltd.	7,850	1,694,423
	General Motors Co.	91,295	4,515,451
	Gentex Corp.	3,570	92,534
	Genuine Parts Co.	6,863	797,824
	Harley-Davidson, Inc.	1,373	37,153
	Hasbro, Inc.	1,003	58,014
	Hyatt Hotels Corp., Class A	2,188	346,207
	Lear Corp.	4,194	394,613
	Lennar Corp. (LEN US), Class A	18,930	2,484,373
	Lennar Corp. (LENB US), Class B	1,507	189,566
	Lithia Motors, Inc.	218	81,990
	LKQ Corp.	35,025	1,309,585
*	MGM Resorts International	7,230	249,290
*	Mohawk Industries, Inc.	618	75,581
*	NVR, Inc.	22	176,356
	Penske Automotive Group, Inc.	3,800	629,394
	PulteGroup, Inc.	25,577	2,910,151
	PVH Corp.	672	60,211
	Ralph Lauren Corp.	2,390	596,783
*	Rivian Automotive, Inc., Class A	19,400	243,664
	Service Corp. International	700	54,684
	Tapestry, Inc.	4,002	291,906
	Toll Brothers, Inc.	3,629	492,854

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Whirlpool Corp.	7,835	$822,753
TOTAL CONSUMER DISCRETIONARY			32,704,287
CONSUMER STAPLES — (4.7%)
	Albertsons Cos., Inc., Class A	8,153	163,468
	Archer-Daniels-Midland Co.	27,807	1,424,553
*	BellRing Brands, Inc.	3,250	251,387
	Bunge Global SA	11,955	910,134
	Campbell's Co.	12,528	485,711
	Casey's General Stores, Inc.	1,226	517,090
	Church & Dwight Co., Inc.	483	50,966
	Conagra Brands, Inc.	13,042	337,657
	Constellation Brands, Inc., Class A	12,500	2,260,000
*	Coty, Inc., Class A	22,970	168,370
*	Darling Ingredients, Inc.	4,055	151,900
	Dollar General Corp.	3,578	254,253
*	Dollar Tree, Inc.	21,034	1,542,844
	General Mills, Inc.	52,942	3,183,932
	Hormel Foods Corp.	9,549	286,279
	J.M. Smucker Co.	2,211	236,334
	Kenvue, Inc.	112,658	2,398,489
	Keurig Dr. Pepper, Inc.	61,804	1,983,908
	Kraft Heinz Co.	17,345	517,575
	Kroger Co.	81,457	5,021,009
	McCormick & Co., Inc. (MKC US)	2,337	180,487
	Molson Coors Beverage Co., Class B	11,394	623,821
	Mondelez International, Inc., Class A	70,011	4,059,938
*	Performance Food Group Co.	5,819	525,514
*	Pilgrim's Pride Corp.	2,655	123,564
*	Post Holdings, Inc.	919	97,561
	Seaboard Corp.	12	29,260
	Target Corp.	20,451	2,820,397
	Tyson Foods, Inc., Class A	12,812	723,750
*	U.S. Foods Holding Corp.	13,588	963,797
	Walgreens Boots Alliance, Inc.	41,309	424,657
	Walmart, Inc.	120	11,779
TOTAL CONSUMER STAPLES			32,730,384
ENERGY — (11.6%)
	APA Corp.	454	9,956
	Baker Hughes Co.	95,215	4,397,029
		Shares	Value†
ENERGY — (Continued)
	Chevron Corp.	88,385	$13,186,158
	ConocoPhillips	71,680	7,084,135
	Coterra Energy, Inc.	58,717	1,627,635
	Devon Energy Corp.	49,369	1,683,483
	Diamondback Energy, Inc.	13,637	2,241,377
	EOG Resources, Inc.	31,707	3,988,424
	EQT Corp.	6,928	354,159
	Expand Energy Corp.	3,177	322,783
	Exxon Mobil Corp.	220,493	23,555,267
	Halliburton Co.	38,410	999,428
	Helmerich & Payne, Inc.	818	25,841
	Hess Corp.	5,305	737,554
	HF Sinclair Corp.	3,700	133,496
	Kinder Morgan, Inc.	48,059	1,320,661
	Marathon Petroleum Corp.	23,522	3,427,391
	NOV, Inc.	626	9,046
	Occidental Petroleum Corp.	46,358	2,162,601
	ONEOK, Inc.	17,185	1,669,867
	Ovintiv, Inc.	10,759	454,245
	Phillips 66	28,106	3,312,854
	Schlumberger NV	26,058	1,049,616
	Valero Energy Corp.	25,603	3,405,199
	Williams Cos., Inc.	48,763	2,702,933
TOTAL ENERGY			79,861,138
FINANCIALS — (24.8%)
	Aflac, Inc.	15,051	1,616,176
	Allstate Corp.	9,573	1,841,175
	Ally Financial, Inc.	33,768	1,315,939
	American Financial Group, Inc.	4,681	639,237
	American International Group, Inc.	46,519	3,426,590
	Arch Capital Group Ltd.	31,085	2,893,081
	Assurant, Inc.	3,963	852,798
	Axis Capital Holdings Ltd.	973	88,563
	Bank of America Corp.	130,269	6,031,455
	Bank of New York Mellon Corp.	56,389	4,845,507
*	Berkshire Hathaway, Inc., Class B	31,720	14,866,212
	Blackrock, Inc.	1,483	1,594,967
*	Block, Inc.	4,887	443,837
	Capital One Financial Corp.	14,624	2,979,055
	Carlyle Group, Inc.	2,100	117,936
	Charles Schwab Corp.	9,861	815,702
	Chubb Ltd.	14,047	3,819,098
	Cincinnati Financial Corp.	3,827	524,490
	Citigroup, Inc.	38,949	3,171,617

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Group, Inc.	20,697	$984,556
	CME Group, Inc.	922	218,071
	Comerica, Inc.	654	44,027
	Corebridge Financial, Inc.	9,686	326,999
	Discover Financial Services	21,571	4,337,712
	East West Bancorp, Inc.	3,233	332,902
	Everest Group Ltd.	2,539	882,328
	F&G Annuities & Life, Inc.	389	17,859
	Fidelity National Financial, Inc.	9,333	542,901
	Fidelity National Information Services, Inc.	42,824	3,488,871
	Fifth Third Bancorp	55,321	2,451,274
	First Citizens BancShares, Inc., Class A	927	2,043,748
	First Horizon Corp.	7,379	161,526
*	Fiserv, Inc.	13,865	2,995,395
	Franklin Resources, Inc.	10,235	227,626
	Global Payments, Inc.	11,722	1,322,828
	Globe Life, Inc.	4,255	519,493
	Goldman Sachs Group, Inc.	10,148	6,498,779
	Hartford Financial Services Group, Inc.	34,008	3,793,592
	Huntington Bancshares, Inc.	74,250	1,277,100
	Intercontinental Exchange, Inc.	4,372	698,777
	Jefferies Financial Group, Inc.	1,212	93,191
	JPMorgan Chase & Co.	124,733	33,341,131
	KeyCorp	40,804	733,656
	Lincoln National Corp.	2,459	86,458
	Loews Corp.	12,719	1,086,839
	M&T Bank Corp.	7,101	1,429,005
*	Markel Group, Inc.	463	846,725
	MetLife, Inc.	50,464	4,365,641
	Morgan Stanley	45,631	6,316,699
	Northern Trust Corp.	11,340	1,273,369
*	PayPal Holdings, Inc.	1,436	127,201
	PNC Financial Services Group, Inc.	11,815	2,374,224
	Principal Financial Group, Inc.	17,545	1,446,585
	Prosperity Bancshares, Inc.	567	45,360
	Prudential Financial, Inc.	28,006	3,382,005
		Shares	Value†
FINANCIALS — (Continued)
	Raymond James Financial, Inc.	15,482	$2,608,407
	Regions Financial Corp.	48,612	1,197,800
	Reinsurance Group of America, Inc.	828	188,668
	RenaissanceRe Holdings Ltd.	250	58,145
	State Street Corp.	12,650	1,285,493
	Synchrony Financial	36,836	2,540,947
	Synovus Financial Corp.	1,104	62,288
	T. Rowe Price Group, Inc.	7,864	919,459
	Travelers Cos., Inc.	20,122	4,933,512
	Truist Financial Corp.	28,047	1,335,598
	U.S. Bancorp	52,456	2,506,348
	Unum Group	5,925	451,781
	W.R. Berkley Corp.	13,723	807,324
	Webster Financial Corp.	384	23,132
	Wells Fargo & Co.	122,536	9,655,837
	Willis Towers Watson PLC	2,028	668,358
	Zions Bancorp NA	3,064	177,283
TOTAL FINANCIALS			171,418,268
HEALTH CARE — (14.7%)
	Abbott Laboratories	47,793	6,114,158
*	Avantor, Inc.	14,651	326,424
	Baxter International, Inc.	22,262	724,851
	Becton Dickinson & Co.	13,436	3,326,754
*	Biogen, Inc.	9,156	1,317,823
*	BioMarin Pharmaceutical, Inc.	1,200	76,032
*	Bio-Rad Laboratories, Inc., Class A	918	331,288
*	Boston Scientific Corp.	11,051	1,131,180
	Bristol-Myers Squibb Co.	102,727	6,055,757
*	Centene Corp.	22,713	1,454,313
*	Charles River Laboratories International, Inc.	2,087	343,854
	Cigna Group	15,959	4,695,297
*	Cooper Cos., Inc.	1,912	184,604
	CVS Health Corp.	50,148	2,832,359
	Danaher Corp.	13,412	2,987,389
*	Edwards Lifesciences Corp.	17,162	1,243,387
*	Elanco Animal Health, Inc.	6,840	82,285
	Elevance Health, Inc.	12,979	5,135,790
*	Envista Holdings Corp.	1,720	35,294

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	GE HealthCare Technologies, Inc.	36,312	$3,206,350
	Gilead Sciences, Inc.	53,012	5,152,766
*	Henry Schein, Inc.	11,024	881,920
*	Hologic, Inc.	12,948	934,069
	Humana, Inc.	9,065	2,658,130
*	Incyte Corp.	1,360	100,858
*	IQVIA Holdings, Inc.	5,179	1,042,843
*	Jazz Pharmaceuticals PLC	5,515	685,901
	Johnson & Johnson	75,893	11,547,120
	Labcorp Holdings, Inc.	3,485	870,553
	McKesson Corp.	3,387	2,014,418
	Medtronic PLC	26,090	2,369,494
	Merck & Co., Inc.	19,877	1,964,245
*	Moderna, Inc.	7,095	279,685
*	Molina Healthcare, Inc.	1,833	568,981
	Pfizer, Inc.	142,856	3,788,541
	Quest Diagnostics, Inc.	14,000	2,283,400
*	Regeneron Pharmaceuticals, Inc.	2,611	1,757,151
	Revvity, Inc.	3,314	417,995
	STERIS PLC	5,962	1,315,515
	Teleflex, Inc.	157	28,298
*	Tenet Healthcare Corp.	2,208	311,085
	Thermo Fisher Scientific, Inc.	9,724	5,812,521
*	United Therapeutics Corp.	2,317	813,661
	UnitedHealth Group, Inc.	17,993	9,761,023
	Universal Health Services, Inc., Class B	6,859	1,293,333
*	Vertex Pharmaceuticals, Inc.	22	10,157
	Viatris, Inc.	50,231	566,606
	Zimmer Biomet Holdings, Inc.	9,350	1,023,638
TOTAL HEALTH CARE			101,859,096
INDUSTRIALS — (15.1%)
	AECOM	1,339	141,184
	AGCO Corp.	9,374	978,927
*	Amentum Holdings, Inc.	7,558	158,491
	AMETEK, Inc.	14,447	2,666,338
*	Builders FirstSource, Inc.	14,191	2,373,870
*	CACI International, Inc., Class A	200	77,252
	Carlisle Cos., Inc.	4,496	1,751,012
		Shares	Value†
INDUSTRIALS — (Continued)
	Carrier Global Corp.	20,250	$1,323,945
*	Clean Harbors, Inc.	708	164,964
	CNH Industrial NV	8,381	107,947
	Concentrix Corp.	1,452	75,911
	CSX Corp.	63,364	2,082,775
	Cummins, Inc.	10,809	3,850,706
	Deere & Co.	10,541	5,023,419
	Delta Air Lines, Inc.	55,895	3,760,057
	Dover Corp.	11,477	2,337,635
	Eaton Corp. PLC	18,743	6,118,465
	EMCOR Group, Inc.	452	202,523
	Emerson Electric Co.	10,485	1,362,526
	FedEx Corp.	13,890	3,679,044
	Fortive Corp.	14,666	1,192,786
	Fortune Brands Innovations, Inc.	12,304	881,828
	GE Vernova, Inc.	324	120,813
	General Dynamics Corp.	10,044	2,581,107
*	GXO Logistics, Inc.	407	18,498
	Howmet Aerospace, Inc.	92	11,645
	Hubbell, Inc.	22	9,306
	Huntington Ingalls Industries, Inc.	1,502	296,285
	IDEX Corp.	597	133,913
	Ingersoll Rand, Inc.	23,401	2,195,014
	ITT, Inc.	400	60,408
	Jacobs Solutions, Inc.	7,058	989,038
	JB Hunt Transport Services, Inc.	3,729	638,479
	Johnson Controls International PLC	27,415	2,138,370
	Knight-Swift Transportation Holdings, Inc.	1,347	76,900
	L3Harris Technologies, Inc.	8,087	1,714,525
	Leidos Holdings, Inc.	6,431	913,395
*	MasTec, Inc.	425	61,663
*	Middleby Corp.	311	53,225
*	NEXTracker, Inc., Class A	9,036	455,595
	Norfolk Southern Corp.	14,270	3,643,131
	Northrop Grumman Corp.	3,623	1,765,379
	Oshkosh Corp.	522	60,761
	Otis Worldwide Corp.	2,174	207,443
	Owens Corning	8,674	1,600,787
	PACCAR, Inc.	42,677	4,732,026
	Parker-Hannifin Corp.	9,126	6,452,538
	Pentair PLC	14,793	1,533,738
	Quanta Services, Inc.	14,616	4,496,028
	Republic Services, Inc.	16,580	3,595,705
	RTX Corp.	44,315	5,714,419

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Sensata Technologies Holding PLC	515	$13,987
	Snap-on, Inc.	6,398	2,272,250
#	Southwest Airlines Co.	27,308	838,629
	SS&C Technologies Holdings, Inc.	23,171	1,875,692
	Stanley Black & Decker, Inc.	7,007	617,107
	Textron, Inc.	16,232	1,241,910
	Trane Technologies PLC	101	36,638
	TransUnion	5,407	536,645
*	U-Haul Holding Co. (UHAL US)	1,475	107,483
	U-Haul Holding Co. (UHAL/B US)	16,075	1,040,696
*	United Airlines Holdings, Inc.	21,659	2,292,389
	United Rentals, Inc.	5,402	4,095,040
	Veralto Corp.	4,064	420,177
	WESCO International, Inc.	600	111,000
	Westinghouse Air Brake Technologies Corp.	8,070	1,677,914
*	XPO, Inc.	279	37,294
	Xylem, Inc.	6,229	772,645
TOTAL INDUSTRIALS			104,569,235
INFORMATION TECHNOLOGY — (8.6%)
*	Advanced Micro Devices, Inc.	20,542	2,381,845
*	Akamai Technologies, Inc.	8,499	849,050
	Amdocs Ltd.	15,020	1,324,614
	Analog Devices, Inc.	10,117	2,143,691
*	Aspen Technology, Inc.	600	158,130
	Avnet, Inc.	1,297	67,003
	Broadcom, Inc.	54	11,949
*	Ciena Corp.	1,583	137,943
	Cisco Systems, Inc.	187,689	11,373,953
	Cognizant Technology Solutions Corp., Class A	49,920	4,123,891
*	Coherent Corp.	781	70,673
	Corning, Inc.	68,224	3,553,106
*	DXC Technology Co.	2,899	62,966
	Entegris, Inc.	200	20,308
*	F5, Inc.	1,080	321,041
*	First Solar, Inc.	4,833	809,624
*	Flex Ltd.	25,689	1,069,947
	Hewlett Packard Enterprise Co.	108,502	2,299,157
	HP, Inc.	106,724	3,468,530
	Intel Corp.	90,506	1,758,532
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	43	$10,995
*	IPG Photonics Corp.	430	31,532
	Jabil, Inc.	4,373	710,219
	Juniper Networks, Inc.	20,534	715,815
*	Keysight Technologies, Inc.	8,883	1,584,283
*	Kyndryl Holdings, Inc.	1,573	59,711
	Marvell Technology, Inc.	4,059	458,099
	Microchip Technology, Inc.	1,704	92,527
	Micron Technology, Inc.	25,020	2,282,825
*	ON Semiconductor Corp.	36,695	1,920,616
*	Qorvo, Inc.	5,422	449,918
	Roper Technologies, Inc.	1,196	688,477
	Salesforce, Inc.	18,438	6,300,265
	Skyworks Solutions, Inc.	11,761	1,043,906
	TD SYNNEX Corp.	2,852	406,438
	TE Connectivity PLC	30,520	4,516,044
*	Teledyne Technologies, Inc.	1,702	870,284
	Vontier Corp.	2,863	110,369
*	Western Digital Corp.	14,132	920,417
*	Zebra Technologies Corp., Class A	300	117,582
*	Zoom Communications, Inc.	2,191	190,486
TOTAL INFORMATION TECHNOLOGY			59,486,761
MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	8,901	2,984,149
#	Albemarle Corp.	5,245	441,577
#	Amcor PLC	67,243	653,602
	Ball Corp.	19,994	1,113,666
	Celanese Corp.	6,557	465,809
	CF Industries Holdings, Inc.	15,102	1,392,555
*	Cleveland-Cliffs, Inc.	15,656	160,317
	Corteva, Inc.	26,180	1,708,769
	CRH PLC (CRHCF US)	14,495	1,435,440
	Crown Holdings, Inc.	2,200	193,292
	Dow, Inc.	78,218	3,054,413
	DuPont de Nemours, Inc.	17,056	1,309,901
	Eastman Chemical Co.	14,927	1,487,476
	FMC Corp.	801	44,680

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Freeport-McMoRan, Inc.	82,035	$2,940,955
	Huntsman Corp.	3,237	54,479
	International Flavors & Fragrances, Inc.	10,181	886,663
#	International Paper Co.	26,648	1,482,428
	Linde PLC	13,050	5,821,866
	LyondellBasell Industries NV, Class A	34,302	2,596,661
	Martin Marietta Materials, Inc.	5,040	2,742,365
	Mosaic Co.	29,416	820,412
	Newmont Corp.	49,041	2,095,032
	Nucor Corp.	26,837	3,446,676
	Packaging Corp. of America	10,295	2,189,335
	PPG Industries, Inc.	16,048	1,851,618
	Reliance, Inc.	4,807	1,391,626
	Royal Gold, Inc.	782	109,339
	Smurfit WestRock PLC	17,093	907,467
	Sonoco Products Co.	945	45,020
	Steel Dynamics, Inc.	19,007	2,436,697
	Vulcan Materials Co.	9,911	2,717,101
	Westlake Corp.	4,309	492,389
TOTAL MATERIALS			51,473,775
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	16,308	2,360,420
	Shares	Value†
REAL ESTATE — (Continued)
* Jones Lang LaSalle, Inc.	693	$195,980
*» Millrose Properties, Inc., Class A	10,218	95,032
TOTAL REAL ESTATE		2,651,432
UTILITIES — (0.1%)
NRG Energy, Inc.	3,461	354,545
Vistra Corp.	2,457	412,850
TOTAL UTILITIES		767,395
TOTAL COMMON STOCKS Cost ($422,101,053)		682,877,350

TEMPORARY CASH INVESTMENTS — (0.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	4,329,698	4,329,698
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	399,616	4,622,753
TOTAL INVESTMENTS — (100.0%)
(Cost $431,053,325)^^			$691,829,801
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$45,355,579	—	—	$45,355,579
Consumer Discretionary	32,704,287	—	—	32,704,287
Consumer Staples	32,730,384	—	—	32,730,384
Energy	79,861,138	—	—	79,861,138
Financials	171,418,268	—	—	171,418,268
Health Care	101,859,096	—	—	101,859,096
Industrials	104,569,235	—	—	104,569,235
Information Technology	59,486,761	—	—	59,486,761
Materials	51,473,775	—	—	51,473,775
Real Estate	2,556,400	$95,032	—	2,651,432
Utilities	767,395	—	—	767,395
Temporary Cash Investments	4,329,698	—	—	4,329,698
Securities Lending Collateral	—	4,622,753	—	4,622,753
Total Investments in Securities	$687,112,016	$4,717,785	—	$691,829,801

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.2%)
	ANZ Group Holdings Ltd.	157,918	$2,982,056
	Aurizon Holdings Ltd.	266,121	538,581
	Bendigo & Adelaide Bank Ltd.	42,211	354,227
	BlueScope Steel Ltd.	88,805	1,159,641
	Challenger Ltd.	53,101	206,246
	Cleanaway Waste Management Ltd.	130,471	223,403
#	Endeavour Group Ltd.	22,984	59,953
	Evolution Mining Ltd.	287,306	998,414
	Fortescue Ltd.	45,989	538,594
	Harvey Norman Holdings Ltd.	112,868	361,251
	Incitec Pivot Ltd.	224,487	414,681
	Lendlease Corp. Ltd.	41,763	166,372
	National Australia Bank Ltd.	220,496	5,433,385
	New Hope Corp. Ltd.	39,703	118,370
	Northern Star Resources Ltd.	124,343	1,316,012
	Orica Ltd.	54,853	594,607
	Origin Energy Ltd.	152,913	986,193
	QBE Insurance Group Ltd.	121,237	1,564,897
	Rio Tinto Ltd.	18,978	1,366,813
	Santos Ltd.	496,255	2,148,762
	Sonic Healthcare Ltd.	56,484	992,296
	South32 Ltd. (S32 AU)	574,429	1,179,503
	Suncorp Group Ltd.	131,383	1,684,473
	TPG Telecom Ltd.	46,621	126,297
	Westpac Banking Corp.	200,033	4,150,451
	Whitehaven Coal Ltd.	103,643	389,465
	Woodside Energy Group Ltd. (WDS AU)	142,185	2,167,011
	Worley Ltd.	19,466	172,968
#	Yancoal Australia Ltd.	87,072	347,087
TOTAL AUSTRALIA			32,742,009
AUSTRIA — (0.1%)
	Erste Group Bank AG	7,148	439,451
	OMV AG	5,327	219,362
TOTAL AUSTRIA			658,813
BELGIUM — (0.6%)
	Ageas SA	17,680	910,750
	Anheuser-Busch InBev SA (ABI BB)	6,094	300,290
	KBC Group NV	11,746	901,009
	Solvay SA	4,829	147,592
		Shares	Value»
BELGIUM — (Continued)
	Syensqo SA	8,568	$675,104
TOTAL BELGIUM			2,934,745
CANADA — (10.3%)
	Agnico Eagle Mines Ltd. (AEM US)	5,160	479,570
	AltaGas Ltd.	19,080	440,323
	ARC Resources Ltd.	27,954	478,739
	Bank of Montreal (BMO CN)	13,251	1,311,834
	Bank of Montreal (BMO US)	36,571	3,621,992
	Bank of Nova Scotia (BNS CN)	18,885	966,243
	Bank of Nova Scotia (BNS US)	60,155	3,078,131
	Barrick Gold Corp. (GOLD US)	93,474	1,530,169
	Canadian Imperial Bank of Commerce (CM CN)	49,997	3,149,431
	Canadian Imperial Bank of Commerce (CM US)	38,530	2,428,161
	Canadian Tire Corp. Ltd., Class A	4,388	494,007
	Cenovus Energy, Inc. (CVE US)	110,210	1,594,739
	Empire Co. Ltd., Class A	15,283	449,441
	Endeavour Mining PLC	11,407	234,600
	Fairfax Financial Holdings Ltd.	2,064	2,778,216
*	First Quantum Minerals Ltd.	49,651	621,427
	iA Financial Corp., Inc.	15,318	1,414,545
	IGM Financial, Inc.	5,103	163,727
	Imperial Oil Ltd. (IMO US)	667	44,449
	Kinross Gold Corp. (K CN)	92,288	1,039,498
	Kinross Gold Corp. (KGC US)	74,127	836,153
	Lundin Mining Corp.	128,613	1,015,913
#	Magna International, Inc. (MGA US)	44,732	1,774,518
	Manulife Financial Corp. (MFC US)	47,552	1,422,280
	MEG Energy Corp.	37,365	612,659
	Nutrien Ltd. (NTR CN)	900	46,451
	Nutrien Ltd. (NTR US)	64,702	3,340,595

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Onex Corp.	3,995	$306,411
	Pan American Silver Corp. (PAAS US)	20,505	475,921
	Saputo, Inc.	3,738	62,114
	Suncor Energy, Inc. (SU CN)	8,621	323,460
	Suncor Energy, Inc. (SU US)	115,409	4,334,762
	Teck Resources Ltd. (TECK US), Class B	81,202	3,319,538
	Teck Resources Ltd. (TECK/A CN), Class A	200	8,265
	Teck Resources Ltd. (TECKB CN), Class B	134	5,474
	Toronto-Dominion Bank (TD CN)	16,845	960,965
	Toronto-Dominion Bank (TD US)	100,487	5,734,793
	Tourmaline Oil Corp.	43,196	1,967,872
	West Fraser Timber Co. Ltd. (WFG CN)	9,498	823,506
	Whitecap Resources, Inc.	51,268	337,589
TOTAL CANADA			54,028,481
DENMARK — (2.7%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	342,973
	AP Moller - Maersk AS (MAERSKB DC), Class B	282	416,480
	Carlsberg AS, Class B	14,014	1,467,842
#	Coloplast AS, Class B	10,747	1,237,706
	Danske Bank AS	32,233	962,399
*	Demant AS	12,462	500,333
	DSV AS	14,966	2,981,439
*	Genmab AS (GMAB DC)	4,778	939,149
	H Lundbeck AS (HLUNA DC), Class A	5,935	29,635
	H Lundbeck AS (HLUNB DC)	28,803	176,256
	Novonesis (Novozymes) B	36,497	2,092,484
	Pandora AS	8,959	1,714,020
	Rockwool AS (ROCKA DC), Class A	355	125,933
	Rockwool AS (ROCKB DC), Class B	800	283,292
	Tryg AS	20,416	413,598
		Shares	Value»
DENMARK — (Continued)
*	Vestas Wind Systems AS	54,838	$754,276
TOTAL DENMARK			14,437,815
FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	34,049	156,625
	Nokia OYJ (NOKIA FH)	403,636	1,903,324
	Nordea Bank Abp (NDA FH)	72,366	860,725
	Stora Enso OYJ, Class R	56,813	629,219
TOTAL FINLAND			3,549,893
FRANCE — (9.8%)
*	Alstom SA	5,160	102,131
Ω	Amundi SA	2,929	206,189
	BNP Paribas SA	49,872	3,406,740
	Bollore SE	60,491	357,381
	Bouygues SA	36,761	1,168,499
*	Canal & SA	29,111	66,324
	Carrefour SA	87,166	1,241,888
	Cie de Saint-Gobain SA	72,243	6,774,472
	Cie Generale des Etablissements Michelin SCA	109,893	3,821,749
	Credit Agricole SA	32,751	493,046
	Eiffage SA	10,913	974,933
	Engie SA	233,543	3,855,300
*	Louis Hachette Group	29,111	38,934
	Orange SA (ORA FP)	282,052	3,033,330
	Publicis Groupe SA (PUB FP)	13,324	1,417,033
	Renault SA	28,046	1,439,818
	Rexel SA	32,582	862,572
	Sanofi SA (SAN FP)	51,238	5,568,650
	Societe Generale SA	80,816	2,616,017
	STMicroelectronics NV (STM US)	4,911	110,252
	TotalEnergies SE (TTE FP)	228,351	13,228,865
#	TotalEnergies SE (TTE US), Sponsored ADR	7,191	417,294
	Vinci SA	1,599	173,032
#	Vivendi SE	29,111	82,282
TOTAL FRANCE			51,456,731
GERMANY — (7.0%)
	BASF SE	100,634	4,848,315
	Bayer AG	88,113	1,971,672
	Bayerische Motoren Werke AG	30,928	2,511,650
	Brenntag SE	1,451	91,297

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Commerzbank AG	124,594	$2,405,792
	Continental AG	13,917	989,125
*	Covestro AG	20,608	1,267,760
	Daimler Truck Holding AG	78,171	3,442,450
	Deutsche Bank AG (DB US)	47,848	934,471
	Deutsche Bank AG (DBK GR)	124,505	2,436,916
#	Deutsche Lufthansa AG	29,747	192,962
	Deutsche Post AG	36,629	1,318,747
Ω	DWS Group GmbH & Co. KGaA	1,706	84,194
	E.ON SE	141,227	1,672,807
	Evonik Industries AG	17,755	333,401
	Fresenius Medical Care AG (FME GR)	20,548	1,020,718
*	Fresenius SE & Co. KGaA	35,281	1,350,046
#Ω	Hapag-Lloyd AG	1,852	266,843
	Heidelberg Materials AG	16,883	2,375,708
	Henkel AG & Co. KGaA	7,921	611,876
	Mercedes-Benz Group AG	86,769	5,279,038
	RWE AG	30,564	947,140
*	Talanx AG	1,677	142,446
	Volkswagen AG	3,115	326,209
TOTAL GERMANY			36,821,583
HONG KONG — (1.4%)
	BOC Hong Kong Holdings Ltd.	274,500	892,326
Ω	Budweiser Brewing Co. APAC Ltd.	101,400	92,833
#	Cathay Pacific Airways Ltd.	220,090	297,156
	CK Asset Holdings Ltd.	206,217	861,662
	CK Hutchison Holdings Ltd.	284,012	1,430,196
Ω	ESR Group Ltd.	206,800	318,300
	Hang Lung Properties Ltd.	3,197	2,529
	Hang Seng Bank Ltd.	12,600	157,885
	Henderson Land Development Co. Ltd.	74,255	205,944
	MTR Corp. Ltd.	67,660	212,109
	Sino Land Co. Ltd.	397,571	381,282
	Sun Hung Kai Properties Ltd.	95,362	852,474
	Swire Pacific Ltd. (19 HK), Class A	45,500	395,154
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd. (87 HK), Class B	92,500	$129,882
Ω	WH Group Ltd.	1,241,189	968,245
	Xinyi Glass Holdings Ltd.	79,000	73,121
TOTAL HONG KONG			7,271,098
IRELAND — (0.2%)
	AIB Group PLC	88,815	522,250
	Bank of Ireland Group PLC	71,890	714,312
TOTAL IRELAND			1,236,562
ISRAEL — (0.9%)
	Bank Hapoalim BM	78,721	1,009,887
	Bank Leumi Le-Israel BM	114,309	1,430,568
	Clal Insurance Enterprises Holdings Ltd.	10,637	278,300
	Delek Group Ltd.	1,690	246,839
*	Equital Ltd.	614	24,697
	Harel Insurance Investments & Financial Services Ltd.	17,029	270,082
	ICL Group Ltd.	8,105	48,189
	Israel Discount Bank Ltd., Class A	136,911	1,000,996
	Migdal Insurance & Financial Holdings Ltd.	74,606	153,353
	Phoenix Financial Ltd.	11,201	189,201
TOTAL ISRAEL			4,652,112
ITALY — (2.3%)
	Banco BPM SpA	92,447	812,627
	BPER Banca SpA	8,285	56,439
	Eni SpA (ENI IM)	183,029	2,576,761
#*Ω	Nexi SpA	6,427	32,639
	Stellantis NV (STLA US)	10,010	131,431
#	Stellantis NV (STLA UX)	68,330	897,173
	Stellantis NV (STLAM IM)	145,096	1,937,306
	UniCredit SpA	126,614	5,814,519
TOTAL ITALY			12,258,895
JAPAN — (21.1%)
	Acom Co. Ltd.	43,100	106,285
#	AGC, Inc.	31,800	918,681
	Air Water, Inc.	22,400	279,277
	Aisin Corp.	57,700	652,679
	Alfresa Holdings Corp.	12,800	175,219
	Amada Co. Ltd.	38,200	394,433

Dimensional VA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Asahi Group Holdings Ltd.	170,400	$1,845,660
Asahi Kasei Corp.	149,600	1,016,029
Bridgestone Corp.	34,300	1,230,372
Brother Industries Ltd.	29,100	512,741
Canon Marketing Japan, Inc.	5,100	167,491
Chiba Bank Ltd.	30,300	258,054
Coca-Cola Bottlers Japan Holdings, Inc.	9,400	146,257
COMSYS Holdings Corp.	8,300	172,467
Concordia Financial Group Ltd.	57,500	333,869
Cosmo Energy Holdings Co. Ltd.	8,600	371,325
Credit Saison Co. Ltd.	16,600	391,297
Dai Nippon Printing Co. Ltd.	7,100	104,934
Daicel Corp.	28,800	254,842
Dai-ichi Life Holdings, Inc.	54,600	1,490,863
Daiwa House Industry Co. Ltd.	61,700	1,943,781
Daiwa Securities Group, Inc.	47,700	345,308
Denso Corp.	29,300	405,468
ENEOS Holdings, Inc.	414,327	2,082,953
EXEO Group, Inc.	13,600	148,490
Fuji Media Holdings, Inc.	1,800	25,389
FUJIFILM Holdings Corp.	36,900	812,947
Fukuoka Financial Group, Inc.	9,200	249,691
Fuyo General Lease Co. Ltd.	1,800	134,155
Gunma Bank Ltd.	7,400	53,135
Hachijuni Bank Ltd.	22,503	147,273
Hakuhodo DY Holdings, Inc.	20,900	155,169
Hankyu Hanshin Holdings, Inc.	25,400	646,293
Haseko Corp.	28,900	379,341
Hitachi Construction Machinery Co. Ltd.	12,900	308,887
Honda Motor Co. Ltd. (7267 JP)	402,100	3,805,935
Hulic Co. Ltd.	29,000	255,592
Ibiden Co. Ltd.	800	23,458
Idemitsu Kosan Co. Ltd.	124,000	827,596
Iida Group Holdings Co. Ltd.	14,400	218,116
INFRONEER Holdings, Inc.	21,000	158,307
Inpex Corp.	123,500	1,473,855
		Shares	Value»
JAPAN — (Continued)
	Isuzu Motors Ltd.	73,100	$982,784
	Iwatani Corp.	16,400	179,587
	Iyogin Holdings, Inc.	9,100	96,520
	J Front Retailing Co. Ltd.	28,400	397,914
	Japan Airlines Co. Ltd.	16,400	269,086
	Japan Post Bank Co. Ltd.	28,100	290,664
	Japan Post Holdings Co. Ltd.	41,800	436,559
	Japan Post Insurance Co. Ltd.	10,000	194,876
	JFE Holdings, Inc.	65,400	756,314
	JGC Holdings Corp.	6,800	57,093
	JTEKT Corp.	24,600	193,377
	Kajima Corp.	40,900	727,246
	Kamigumi Co. Ltd.	7,300	159,042
	Kandenko Co. Ltd.	4,300	68,822
#	Kawasaki Kisen Kaisha Ltd.	14,400	182,228
	Keihan Holdings Co. Ltd.	1,800	38,765
	Kinden Corp.	7,000	143,192
	Kobe Steel Ltd.	44,800	477,005
	Koito Manufacturing Co. Ltd.	22,700	298,497
	Komatsu Ltd.	31,900	962,208
	Kubota Corp. (6326 JP)	107,200	1,344,645
	Kuraray Co. Ltd.	49,000	717,364
	Kyocera Corp.	40,900	424,533
	Kyoto Financial Group, Inc.	10,000	150,382
	Kyushu Financial Group, Inc.	14,500	73,347
	Lixil Corp.	34,000	382,700
	LY Corp.	129,200	377,384
	Mabuchi Motor Co. Ltd.	3,000	41,199
	Marubeni Corp.	13,200	196,252
	Mazda Motor Corp.	74,900	512,120
	Mebuki Financial Group, Inc.	38,440	169,963
	Medipal Holdings Corp.	8,800	132,305
	MEIJI Holdings Co. Ltd.	19,800	398,525
	Mitsubishi Chemical Group Corp.	155,500	794,241
	Mitsubishi Corp.	62,000	988,852
	Mitsubishi Electric Corp.	50,700	831,022
	Mitsubishi Estate Co. Ltd.	71,800	1,043,325
	Mitsubishi Gas Chemical Co., Inc.	16,700	291,849
	Mitsubishi HC Capital, Inc.	93,500	621,783

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	20,495	$146,416
#	Mitsubishi Materials Corp.	5,123	80,409
	Mitsubishi Motors Corp.	73,100	216,825
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	521,500	6,595,093
	Mitsui Chemicals, Inc.	28,900	633,761
	Mitsui Fudosan Co. Ltd.	125,200	1,130,029
#	Mitsui OSK Lines Ltd.	26,400	897,144
	Mizuho Financial Group, Inc. (8411 JP)	101,320	2,789,928
	MS&AD Insurance Group Holdings, Inc.	35,550	737,090
	Nagase & Co. Ltd.	1,000	18,783
	NGK Insulators Ltd.	29,500	378,554
	NH Foods Ltd.	10,200	332,921
	NHK Spring Co. Ltd.	11,152	142,138
	Nikon Corp.	26,100	279,622
	Nippon Electric Glass Co. Ltd.	2,400	51,555
	NIPPON EXPRESS HOLDINGS, Inc.	27,400	444,101
	Nippon Steel Corp.	60,218	1,250,064
	Nippon Yusen KK	39,800	1,249,064
	Nissan Motor Co. Ltd.	284,300	777,966
	Nisshin Seifun Group, Inc.	21,700	244,030
	Niterra Co. Ltd.	18,500	610,172
	NOK Corp.	5,300	80,192
	Nomura Holdings, Inc. (8604 JP)	140,500	913,444
	Nomura Real Estate Holdings, Inc.	14,600	388,048
	NSK Ltd.	43,900	190,562
	Obayashi Corp.	18,000	241,742
	Oji Holdings Corp.	108,500	438,207
	Ono Pharmaceutical Co. Ltd.	40,000	416,135
	Open House Group Co. Ltd.	9,300	304,235
	ORIX Corp. (8591 JP)	77,100	1,628,570
	Panasonic Holdings Corp.	172,000	1,755,039
	Resona Holdings, Inc.	154,400	1,146,025
	Resonac Holdings Corp.	22,600	547,862
	Ricoh Co. Ltd.	64,600	740,853
	Rinnai Corp.	6,200	136,666
	Rohm Co. Ltd.	18,100	172,379
	SBI Holdings, Inc.	25,400	732,202
	Seiko Epson Corp.	35,400	639,723
		Shares	Value»
JAPAN — (Continued)
	Seino Holdings Co. Ltd.	7,900	$119,256
	Sekisui Chemical Co. Ltd.	15,400	255,218
#	Sekisui House Ltd.	54,800	1,259,467
	Seven & i Holdings Co. Ltd.	88,500	1,412,792
	Shimamura Co. Ltd.	4,600	261,744
	Shimizu Corp.	58,900	510,680
	Shizuoka Financial Group, Inc.	13,000	115,992
	SoftBank Group Corp.	26,220	1,602,872
	Sohgo Security Services Co. Ltd.	1,700	11,420
	Sojitz Corp.	26,394	542,517
	Sompo Holdings, Inc.	10,791	300,918
	Stanley Electric Co. Ltd.	15,100	251,882
	Subaru Corp.	72,300	1,259,423
#	SUMCO Corp.	39,700	293,105
	Sumitomo Bakelite Co. Ltd.	1,000	24,081
	Sumitomo Chemical Co. Ltd.	192,000	415,317
	Sumitomo Corp.	69,100	1,498,104
	Sumitomo Electric Industries Ltd.	119,900	2,239,986
	Sumitomo Forestry Co. Ltd.	23,100	789,690
#	Sumitomo Heavy Industries Ltd.	12,100	249,353
	Sumitomo Metal Mining Co. Ltd.	24,700	564,051
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	225,159	5,548,615
	Sumitomo Mitsui Trust Group, Inc.	48,606	1,222,213
	Sumitomo Realty & Development Co. Ltd.	38,400	1,326,851
	Sumitomo Rubber Industries Ltd.	21,000	244,799
	Suzuken Co. Ltd.	5,100	159,188
	Suzuki Motor Corp.	78,700	941,739
	T&D Holdings, Inc.	1,400	26,635
	Taiheiyo Cement Corp.	13,900	350,074
#	Takashimaya Co. Ltd.	34,000	288,656
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	113,867	3,063,024
	TBS Holdings, Inc.	2,000	54,413
	Toda Corp.	9,700	58,719
	Tokyo Century Corp.	12,000	116,143
	Tokyo Tatemono Co. Ltd.	24,200	373,191

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyu Fudosan Holdings Corp.	90,200	$579,146
	TOPPAN Holdings, Inc.	16,700	468,719
	Toray Industries, Inc.	131,700	913,863
	Tosoh Corp.	33,300	443,050
#	TOTO Ltd.	7,500	183,324
	Toyo Seikan Group Holdings Ltd.	11,800	179,164
	Toyo Tire Corp.	13,800	226,835
	Toyoda Gosei Co. Ltd.	6,400	114,382
#	Toyota Boshoku Corp.	9,400	124,769
	Toyota Industries Corp.	5,900	492,278
	Toyota Motor Corp. (7203 JP)	287,450	5,452,785
	Toyota Tsusho Corp.	52,800	891,773
	Yamada Holdings Co. Ltd.	53,500	157,087
	Yamaguchi Financial Group, Inc.	6,900	76,895
	Yamaha Motor Co. Ltd.	108,800	910,178
	Yamato Holdings Co. Ltd.	26,300	315,021
	Yamato Kogyo Co. Ltd.	1,400	69,280
	Yokohama Rubber Co. Ltd.	14,800	333,206
TOTAL JAPAN			110,988,916
NETHERLANDS — (3.7%)
Ω	ABN AMRO Bank NV	36,511	612,403
	Aegon Ltd. (AGN NA)	109,392	714,165
	Akzo Nobel NV	1,647	93,546
	ArcelorMittal SA (MT NA)	15,639	389,796
	ArcelorMittal SA (MT US)	38,069	940,676
	ASR Nederland NV	21,513	1,060,096
	Coca-Cola Europacific Partners PLC	7,924	622,465
	HAL Trust	993	123,153
*	Havas NV	29,111	45,874
	Heineken NV	14,444	1,003,535
	ING Groep NV (ING US), Sponsored ADR	18,092	299,785
	ING Groep NV (INGA NA)	181,259	3,012,686
	JDE Peet's NV	8,580	149,858
	Koninklijke Ahold Delhaize NV (AD NA)	142,133	5,038,547
	Koninklijke KPN NV	298,979	1,081,862
#*	Koninklijke Philips NV (PHG US)	30,395	838,294
		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke Philips NV (PHIA NA)	46,460	$1,280,543
	NN Group NV	35,100	1,610,958
	Randstad NV	10,959	473,100
TOTAL NETHERLANDS			19,391,342
NEW ZEALAND — (0.3%)
	Auckland International Airport Ltd.	82,889	404,249
*	Fletcher Building Ltd. (FBU NZ)	135,092	217,419
	Fonterra Co-Operative Group Ltd.	4,389	12,328
#	Infratil Ltd.	50,358	318,274
#	Mercury NZ Ltd.	31,970	113,663
	Meridian Energy Ltd.	22,225	73,894
	Port of Tauranga Ltd.	20,992	76,853
*	Ryman Healthcare Ltd.	19,262	47,296
	Summerset Group Holdings Ltd.	21,712	158,850
TOTAL NEW ZEALAND			1,422,826
NORWAY — (0.8%)
	Aker BP ASA	22,689	473,575
	Aker Solutions ASA	12,116	34,402
	Austevoll Seafood ASA	11,355	110,916
Ω	BW LPG Ltd.	25,143	317,538
	DNB Bank ASA	51,242	1,088,415
	Golden Ocean Group Ltd.	6,786	62,925
	Hafnia Ltd.	22,085	116,386
	Norsk Hydro ASA	91,465	539,456
	Sparebank 1 Oestlandet	3,809	56,245
	SpareBank 1 Sor-Norge ASA	10,821	154,235
	Stolt-Nielsen Ltd.	7,513	194,151
	Subsea 7 SA	23,150	381,890
	TGS ASA	15,132	152,291
	Wallenius Wilhelmsen ASA	7,559	60,844
	Wilh Wilhelmsen Holding ASA, Class A	299	10,864
#	Yara International ASA	11,196	335,135
TOTAL NORWAY			4,089,268
PORTUGAL — (0.1%)
	EDP Renovaveis SA	13,061	122,198
	Galp Energia SGPS SA	17,816	298,172
TOTAL PORTUGAL			420,370

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (1.2%)
	CapitaLand Investment Ltd.	100,000	$180,027
	City Developments Ltd.	59,600	220,951
	Genting Singapore Ltd.	123,300	68,275
	Hongkong Land Holdings Ltd.	54,500	237,152
	Jardine Cycle & Carriage Ltd.	12,600	257,966
	Keppel Ltd.	182,400	906,107
	Olam Group Ltd.	70,000	59,713
	Oversea-Chinese Banking Corp. Ltd.	97,800	1,247,417
*	Seatrium Ltd.	174,055	284,518
	Singapore Airlines Ltd.	15,900	74,172
	United Overseas Bank Ltd.	68,400	1,880,291
	UOL Group Ltd.	40,699	151,785
	Wilmar International Ltd.	293,900	671,874
TOTAL SINGAPORE			6,240,248
SPAIN — (2.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	225,959	2,572,533
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	55,650	631,071
	Banco de Sabadell SA	144,096	339,659
	Banco Santander SA (SAN SM)	1,370,586	7,023,572
	CaixaBank SA	351,455	2,127,483
	Repsol SA (REP SM)	188,959	2,196,061
TOTAL SPAIN			14,890,379
SWEDEN — (2.3%)
	Billerud Aktiebolag	22,231	228,250
	Boliden AB	31,517	946,622
	Bure Equity AB	10,951	398,408
	Essity AB (ESSITYB SS), Class B	28,316	717,124
	Getinge AB, Class B	14,565	286,013
	Hexagon AB, Class B	51,985	601,868
	Hexpol AB	4,006	37,482
	Holmen AB (HOLMB SS), Class B	5,250	198,926
	Husqvarna AB (HUSQB SS), Class B	45,158	240,473
	Pandox AB	8,704	158,496
	Securitas AB, Class B	49,874	634,549
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	121,946	$1,728,493
	Skanska AB, Class B	37,093	794,711
	SKF AB (SKFB SS), Class B	48,031	970,119
	SSAB AB (SSABA SS), Class A	26,950	129,475
	SSAB AB (SSABB SS), Class B	81,204	383,054
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	4,340
	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	272,830
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	574,824
	Swedbank AB, Class A	38,332	834,620
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	41,658	313,679
	Telia Co. AB	293,693	865,254
	Trelleborg AB, Class B	20,404	768,256
	Vitrolife AB	2,329	46,719
#*	Volvo Car AB, Class B	85,329	193,158
TOTAL SWEDEN			12,327,743
SWITZERLAND — (9.4%)
	Alcon AG	24,167	2,201,967
	Baloise Holding AG	3,212	586,096
	Banque Cantonale Vaudoise	1,073	108,282
	Barry Callebaut AG	151	165,990
	Cie Financiere Richemont SA, Class A	31,553	6,099,780
	DSM-Firmenich AG	7,778	794,051
	Helvetia Holding AG	320	55,838
	Holcim AG (HOLN FP)	8,340	841,921
	Holcim AG (HOLN SW)	42,242	4,233,660
	Julius Baer Group Ltd.	21,364	1,501,127
	Lonza Group AG	4,520	2,866,096
	Novartis AG (NVS US), Sponsored ADR	52,245	5,471,096
	Sandoz Group AG (SDZ SW)	1,097	52,521
	Sandoz Group AG (SDZNY US), ADR	20,486	978,626
	SIG Group AG	15,739	343,244
	Swatch Group AG (UHR SW)	749	138,760
	Swatch Group AG (UHRN SW)	1,654	60,371

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Life Holding AG	3,308	$2,700,784
	Swiss Prime Site AG	2,133	243,507
	Swiss Re AG	23,982	3,661,267
	Swisscom AG	3,536	1,989,845
#*	UBS Group AG (UBS US)	40,221	1,424,632
	UBS Group AG (UBSG SW)	152,323	5,370,824
	Zurich Insurance Group AG	12,509	7,580,010
TOTAL SWITZERLAND			49,470,295
UNITED KINGDOM — (12.5%)
	3i Group PLC	1,147	55,106
	Anglo American PLC	53,568	1,568,535
	Barclays PLC (BARC LN)	187,695	687,901
	Barclays PLC (BCS US), Sponsored ADR	229,053	3,362,498
	Barratt Redrow PLC	85,585	479,423
	BP PLC (BP LN)	485,911	2,513,759
	BP PLC (BP US), Sponsored ADR	39,033	1,212,362
	British American Tobacco PLC (BATS LN)	99,083	3,931,211
	British American Tobacco PLC (BTI US), Sponsored ADR	6,743	267,292
	BT Group PLC	999,637	1,752,015
	Centrica PLC	167,147	293,762
	DS Smith PLC	178,765	1,281,976
	Glencore PLC	450,571	1,946,667
	HSBC Holdings PLC (HSBA LN)	81,675	853,023
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	161,756	8,480,867
	J Sainsbury PLC	235,900	740,902
	Kingfisher PLC	271,455	824,687
	Lloyds Banking Group PLC (LLOY LN)	3,653,924	2,809,371
	Lloyds Banking Group PLC (LYG US), ADR	608,371	1,855,532
	M&G PLC	81,287	209,406
	Mondi PLC	8,357	130,093
	NatWest Group PLC (NWG LN)	448,208	2,389,689
	Shares	Value»
UNITED KINGDOM — (Continued)
NatWest Group PLC (NWG US), Sponsored ADR	131,050	$1,412,715
Schroders PLC	7,037	30,731
Shell PLC (SHEL LN)	61,108	2,006,465
Shell PLC (SHEL US), ADR	298,886	19,681,643
Standard Chartered PLC	153,287	2,061,636
Taylor Wimpey PLC	252,726	374,286
Vodafone Group PLC (VOD LN)	2,450,130	2,087,375
Vodafone Group PLC (VOD US), Sponsored ADR	63,098	538,855
Whitbread PLC	5,828	202,153
TOTAL UNITED KINGDOM		66,041,936
UNITED STATES — (0.0%)
Smurfit WestRock PLC	3,240	172,012
TOTAL COMMON STOCKS		507,504,072
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 8.168%	5,480	416,386
Henkel AG & Co. KGaA, 2.202%	13,538	1,182,999
Porsche Automobil Holding SE, 6.716%	7,818	308,974
Volkswagen AG, 9.258%	18,370	1,873,114
TOTAL GERMANY		3,781,473
TOTAL INVESTMENT SECURITIES (Cost $441,476,229)		511,285,545

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	1,315,230	15,214,580
TOTAL INVESTMENTS — (100.0%)
(Cost $456,689,685)^^			$526,500,125

Dimensional VA International Value Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $2,899,184 or 0.5% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$32,742,009	—	$32,742,009
Austria	—	658,813	—	658,813
Belgium	—	2,934,745	—	2,934,745
Canada	$54,028,481	—	—	54,028,481
Denmark	—	14,437,815	—	14,437,815
Finland	156,625	3,393,268	—	3,549,893
France	566,480	50,890,251	—	51,456,731
Germany	2,202,231	34,619,352	—	36,821,583
Hong Kong	—	7,271,098	—	7,271,098
Ireland	—	1,236,562	—	1,236,562
Israel	—	4,652,112	—	4,652,112
Italy	1,028,604	11,230,291	—	12,258,895
Japan	—	110,988,916	—	110,988,916
Netherlands	2,124,629	17,266,713	—	19,391,342
New Zealand	—	1,422,826	—	1,422,826
Norway	—	4,089,268	—	4,089,268
Portugal	—	420,370	—	420,370
Singapore	—	6,240,248	—	6,240,248
Spain	631,071	14,259,308	—	14,890,379
Sweden	—	12,327,743	—	12,327,743
Switzerland	9,734,922	39,735,373	—	49,470,295
United Kingdom	36,811,764	29,230,172	—	66,041,936
United States	172,012	—	—	172,012
Preferred Stocks
Germany	—	3,781,473	—	3,781,473
Securities Lending Collateral	—	15,214,580	—	15,214,580
Total Investments in Securities	$107,456,819	$419,043,306	—	$526,500,125

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.6%)
AUSTRALIA — (6.6%)
#*	29Metals Ltd.	128,890	$18,508
	Accent Group Ltd.	66,933	90,695
	Acrow Ltd.	23,948	17,125
	Adairs Ltd.	22,127	36,280
*	Ainsworth Game Technology Ltd.	11,272	4,911
#*	Alcidion Group Ltd.	58,601	2,508
*	Alkane Resources Ltd.	69,913	25,264
*	Alliance Aviation Services Ltd.	13,267	22,730
*	AMA Group Ltd.	406,392	13,301
	Amotiv Ltd.	18,541	123,405
	AMP Ltd.	379,646	418,297
*	Amplitude Energy Ltd.	400,748	49,649
	Ansell Ltd.	18,507	402,380
*	Appen Ltd.	15,717	26,388
#*	Arafura Rare Earths Ltd. (ARU AU)	395,503	31,680
#	ARB Corp. Ltd.	10,401	252,089
#*	Archer Materials Ltd.	10,038	2,390
#	ARN Media Ltd.	38,557	16,095
#*	Aroa Biosurgery Ltd.	37,311	13,474
#*	Articore Group Ltd.	21,367	2,910
	AUB Group Ltd.	15,261	300,799
#*	Audinate Group Ltd.	11,312	52,294
*	Aurelia Metals Ltd.	197,432	23,071
	Aussie Broadband Ltd.	22,961	55,915
*	Austal Ltd.	45,982	108,913
#*	Australian Agricultural Co. Ltd.	38,789	34,099
	Australian Clinical Labs Ltd.	23,114	53,747
#	Australian Ethical Investment Ltd.	14,137	43,702
#	Australian Finance Group Ltd.	24,189	24,702
#*	Australian Strategic Materials Ltd.	14,203	4,206
*	Australian Vintage Ltd.	35,719	2,752
	Auswide Bank Ltd.	5,544	17,363
	Autosports Group Ltd.	5,949	6,163
*	AVJennings Ltd.	41,296	18,455
#††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	21,524
	Bank of Queensland Ltd.	83,030	357,667
	Bapcor Ltd.	44,195	135,934
		Shares	Value»
AUSTRALIA — (Continued)
	Beach Energy Ltd.	195,279	$183,081
#	Beacon Lighting Group Ltd.	8,206	16,130
	Bega Cheese Ltd.	42,996	153,816
	Bell Financial Group Ltd.	16,281	13,689
*	Bellevue Gold Ltd.	171,934	130,971
#*	Betmakers Technology Group Ltd.	25,815	1,980
#*	Bigtincan Holdings Ltd.	46,489	5,906
*	Black Cat Syndicate Ltd. (BC8 AU)	37,567	15,346
#*	Boss Energy Ltd.	55,255	111,237
	Bravura Solutions Ltd.	75,448	100,588
#	Breville Group Ltd.	14,849	349,782
	Brickworks Ltd.	10,198	164,213
#*	Bubs Australia Ltd.	77,196	5,495
#*††	Calidus Resources Ltd.	51,837	1,386
	Capral Ltd.	1,923	11,876
*	Capricorn Metals Ltd.	35,379	166,694
*	Carnarvon Energy Ltd.	150,007	11,606
*	Catalyst Metals Ltd.	4,955	10,665
	Cedar Woods Properties Ltd.	9,351	31,268
*	Cettire Ltd.	14,989	13,323
#*	Chalice Mining Ltd.	39,537	27,239
	Challenger Ltd.	60,939	236,690
	Champion Iron Ltd.	41,907	142,388
*	Chrysos Corp. Ltd.	2,481	7,837
	ClearView Wealth Ltd.	24,888	5,791
#	Clinuvel Pharmaceuticals Ltd.	6,591	49,408
#	Clover Corp. Ltd.	25,399	6,166
*	Coast Entertainment Holdings Ltd.	72,872	21,900
	Codan Ltd.	16,966	167,638
#*	Cogstate Ltd.	9,666	6,939
	Collins Foods Ltd.	16,649	77,384
*	Comet Ridge Ltd.	115,929	10,085
#*	Core Lithium Ltd.	93,872	5,113
Ω	Coronado Global Resources, Inc., CDI	55,811	22,524
#	Corporate Travel Management Ltd.	16,158	153,055

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Credit Corp. Group Ltd.	8,852	$84,452
#	Dalrymple Bay Infrastructure Ltd.	26,974	60,604
	Data#3 Ltd.	20,674	88,714
*	De Grey Mining Ltd.	203,624	249,553
#*	Deep Yellow Ltd.	148,759	122,160
	Deterra Royalties Ltd.	48,735	121,875
#*	Develop Global Ltd.	7,083	10,881
	Dicker Data Ltd.	12,074	64,256
	Domain Holdings Australia Ltd.	36,306	61,249
#	Domino's Pizza Enterprises Ltd.	7,169	132,618
	Downer EDI Ltd.	160,368	564,421
#*	DUG Technology Ltd.	8,715	7,219
#	Eagers Automotive Ltd.	19,140	152,144
*††	Elanor Investor Group	2,855	1,100
	Elders Ltd.	21,344	94,031
#*	Electro Optic Systems Holdings Ltd.	5,176	3,854
#*	Elixir Energy Ltd.	28,233	761
#*	Emeco Holdings Ltd.	55,197	31,434
*	Emerald Resources NL	86,706	228,301
#*	EML Payments Ltd.	51,536	26,276
	Enero Group Ltd.	7,597	5,238
*	EnviroSuite Ltd.	65,036	1,977
	EQT Holdings Ltd.	3,576	76,057
	Euroz Hartleys Group Ltd.	14,654	9,045
	EVT Ltd.	12,918	93,652
*	Experience Co. Ltd.	24,597	1,840
*	Fenix Resources Ltd.	56,718	10,714
*	FleetPartners Group Ltd.	44,716	77,715
	Fleetwood Ltd.	9,756	11,379
	Flight Centre Travel Group Ltd.	20,416	225,052
#*	Frontier Digital Ventures Ltd.	17,664	2,740
	G8 Education Ltd.	111,168	95,970
#*	Galan Lithium Ltd.	38,880	2,991
*	Genesis Minerals Ltd.	45,851	88,959
*	Genetic Signatures Ltd.	13,548	5,315
	Gold Road Resources Ltd.	138,725	210,232
#	GR Engineering Services Ltd.	12,539	22,295
		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp Ltd., Class A	29,924	$139,145
	Grange Resources Ltd.	55,500	7,905
	GWA Group Ltd.	32,736	50,938
	Hansen Technologies Ltd.	27,695	93,610
#	Harvey Norman Holdings Ltd.	26,234	83,966
*	Healius Ltd.	92,037	81,331
	Helia Group Ltd.	41,663	124,449
	Helloworld Travel Ltd.	7,031	8,745
*	Highfield Resources Ltd.	24,514	3,583
	HUB24 Ltd.	8,892	440,231
#	Humm Group Ltd.	52,276	19,125
#	IDP Education Ltd.	23,172	189,852
	IGO Ltd.	26,690	80,256
	Iluka Resources Ltd.	55,690	150,441
	Imdex Ltd.	74,126	120,265
#*	Immutep Ltd. (IMM AU)	122,328	26,088
*	ImpediMed Ltd.	121,421	4,152
	Incitec Pivot Ltd.	27,344	50,511
	Infomedia Ltd.	62,093	53,380
	Inghams Group Ltd.	50,749	100,995
	Insignia Financial Ltd.	101,384	275,552
	Integral Diagnostics Ltd.	41,878	80,853
#*	ioneer Ltd.	191,542	19,924
	IPH Ltd.	30,781	95,036
*	IRESS Ltd.	12,851	74,393
	IVE Group Ltd.	19,754	27,286
#	Johns Lyng Group Ltd.	27,757	63,565
*	Judo Capital Holdings Ltd.	26,440	32,720
	Jumbo Interactive Ltd.	3,461	28,149
	Jupiter Mines Ltd.	181,844	17,448
	Karoon Energy Ltd.	112,273	108,564
	Kelsian Group Ltd.	15,439	36,216
#	Kogan.com Ltd.	7,945	23,309
#*	Lark Distilling Co. Ltd.	2,994	2,082
	Lendlease Corp. Ltd.	83,570	332,920
#	Lifestyle Communities Ltd.	9,810	59,256
#	Lindsay Australia Ltd.	21,441	11,763
#	Lovisa Holdings Ltd.	6,999	124,848
	Lycopodium Ltd.	4,742	33,213
#	MA Financial Group Ltd.	13,440	55,130
#	Maas Group Holdings Ltd.	10,064	28,311

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Macmahon Holdings Ltd.	161,782	$35,509
*	Macquarie Technology Group Ltd.	1,297	68,085
#	Mader Group Ltd.	4,057	15,628
	Magellan Financial Group Ltd.	23,352	150,439
*	Mayne Pharma Group Ltd.	14,501	40,861
	McMillan Shakespeare Ltd.	9,141	86,964
	McPherson's Ltd.	7,753	1,537
#*	Megaport Ltd.	19,278	100,572
*	Melbana Energy Ltd.	328,430	5,315
#*	Mesoblast Ltd. (MSB AU)	127,335	247,663
*	Metals X Ltd.	120,257	35,574
	Metcash Ltd.	121,521	237,411
#*	Metro Mining Ltd.	464,879	18,104
#	Michael Hill International Ltd. (MHJ AU)	13,468	4,202
	Monadelphous Group Ltd.	13,437	130,359
	Monash IVF Group Ltd.	45,202	33,737
*	Mount Gibson Iron Ltd.	74,201	14,478
#	Myer Holdings Ltd.	153,743	86,749
	MyState Ltd.	14,796	41,876
*	Nanosonics Ltd.	29,690	63,015
	Navigator Global Investments Ltd.	36,502	35,770
#*	Neometals Ltd.	38,972	1,822
	Netwealth Group Ltd.	5,188	100,287
*	Neuren Pharmaceuticals Ltd.	1,411	12,516
	New Hope Corp. Ltd.	67,414	200,987
	nib holdings Ltd.	61,897	220,300
	Nick Scali Ltd.	8,901	88,966
	Nickel Industries Ltd.	202,184	94,270
	Nine Entertainment Co. Holdings Ltd.	175,251	146,258
#*	Novonix Ltd.	30,011	10,129
	NRW Holdings Ltd.	72,942	153,601
	Nufarm Ltd.	59,509	133,214
*	Nuix Ltd.	30,545	84,331
	Objective Corp. Ltd.	2,833	29,014
*	OFX Group Ltd.	52,215	45,228
*	OM Holdings Ltd.	27,595	5,835
#*	Omni Bridgeway Ltd.	38,201	31,933
	oOh!media Ltd.	67,577	48,707
*	Ora Banda Mining Ltd.	35,710	18,248
	Orora Ltd.	162,854	237,023
		Shares	Value»
AUSTRALIA — (Continued)
#	Pacific Current Group Ltd.	4,674	$34,247
#*	Paladin Energy Ltd.	36,159	196,310
*	Panoramic Resources Ltd.	303,459	0
*	Pantoro Ltd.	431,909	30,460
#*	Paragon Care Ltd.	37,058	12,532
	Peet Ltd.	49,105	44,178
#	PeopleIN Ltd.	8,094	4,609
	Pepper Money Ltd.	12,817	11,391
	Perenti Ltd.	126,654	109,595
#	Perpetual Ltd.	11,636	153,697
	Perseus Mining Ltd.	175,799	306,754
*	PEXA Group Ltd.	18,151	146,794
#	Platinum Asset Management Ltd.	75,324	31,664
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
	Praemium Ltd.	49,756	27,477
	Premier Investments Ltd.	8,689	127,274
	Propel Funeral Partners Ltd.	12,550	46,113
#	PWR Holdings Ltd.	10,527	53,335
	Ramelius Resources Ltd.	148,664	224,027
#*	ReadyTech Holdings Ltd.	3,553	7,028
	Regal Partners Ltd.	4,358	10,460
	Regis Healthcare Ltd.	25,606	103,435
*	Regis Resources Ltd.	108,475	202,134
	Reject Shop Ltd.	1,897	3,333
	Reliance Worldwide Corp. Ltd.	98,851	329,138
*	Resolute Mining Ltd.	375,540	94,907
#*	Retail Food Group Ltd.	11,865	15,883
	Ridley Corp. Ltd.	33,998	59,237
*	RPMGlobal Holdings Ltd.	21,479	36,778
*	Sandfire Resources Ltd.	59,517	360,956
*	Santana Minerals Ltd.	26,354	8,424
#*	Select Harvests Ltd.	24,913	71,598
	Servcorp Ltd.	6,297	19,910
	Service Stream Ltd.	91,018	88,396
*	Seven West Media Ltd.	118,278	12,108
	SG Fleet Group Ltd.	16,719	35,655
	Sigma Healthcare Ltd.	246,355	435,466
*	Silver Mines Ltd.	106,873	5,056
	Sims Ltd. (SGM AU)	22,887	185,858

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SmartGroup Corp. Ltd.	17,827	$87,911
	Solvar Ltd.	30,308	24,078
	Southern Cross Electrical Engineering Ltd.	24,152	22,518
#	Southern Cross Media Group Ltd.	48,316	18,537
*††	SpeedCast International Ltd.	29,981	0
	SRG Global Ltd.	53,328	47,647
*	St Barbara Ltd.	175,279	27,251
	Stanmore Resources Ltd.	34,360	55,396
#*	Star Entertainment Group Ltd.	314,195	22,998
*††	Strandline Resources Ltd.	109,918	1,230
*	Strickland Metals Ltd.	41,036	1,958
#*	Strike Energy Ltd.	242,526	35,021
#††	Sunland Group Ltd.	14,139	123
	Super Retail Group Ltd.	22,153	213,424
*	Superloop Ltd.	103,226	144,619
#*	Syrah Resources Ltd.	102,777	14,517
	Tabcorp Holdings Ltd.	304,304	127,071
*††	Ten Sixty Four Ltd.	15,386	1,052
#	Terracom Ltd.	76,351	8,006
*	Tuas Ltd.	37,601	152,398
#*	Tyro Payments Ltd.	66,050	33,593
	Ventia Services Group Pty. Ltd.	81,333	191,197
Ω	Viva Energy Group Ltd.	115,179	183,517
*	Vulcan Energy Resources Ltd.	10,002	28,541
	Vulcan Steel Ltd.	2,199	9,827
	Wagners Holding Co. Ltd.	8,025	7,831
#*	WEB Travel Group Ltd.	52,612	164,841
*	Webjet Group Ltd.	52,612	24,614
*	West African Resources Ltd.	163,587	165,609
	Westgold Resources Ltd.	136,031	214,305
	Whitehaven Coal Ltd.	74,653	280,528
	XRF Scientific Ltd.	12,216	13,581
*	Zip Co. Ltd.	263,619	391,400
TOTAL AUSTRALIA			21,177,817
AUSTRIA — (1.3%)
	Addiko Bank AG	2,352	44,375
		Shares	Value»
AUSTRIA — (Continued)
	Agrana Beteiligungs AG	2,144	$23,919
	ANDRITZ AG	8,743	495,035
*	AT&S Austria Technologie & Systemtechnik AG	3,173	43,297
Ω	BAWAG Group AG	14,787	1,336,707
	CA Immobilien Anlagen AG	4,798	118,476
*	DO & Co. AG	904	180,852
*	Eurotelesites AG	4,310	24,269
	EVN AG	5,162	124,446
*	FACC AG	2,374	17,774
#*,*	Immofinanz AG (IIA AV)	15,609	93,887
*	Kapsch TrafficCom AG	757	5,585
*	Lenzing AG	1,793	46,324
	Mayr Melnhof Karton AG	767	61,473
	Oesterreichische Post AG	3,173	95,851
	Palfinger AG	2,888	68,155
*	POLYTEC Holding AG	1,603	3,898
	Porr AG	3,029	63,890
*	Rosenbauer International AG	346	12,337
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	49,868
	Semperit AG Holding	1,873	27,166
	Strabag SE (STR AV)	1,201	58,802
	Telekom Austria AG	19,108	159,435
*	UBM Development AG	812	16,065
	UNIQA Insurance Group AG	16,266	137,587
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	125,408
	voestalpine AG	21,771	455,338
	Wienerberger AG	13,034	380,489
	Zumtobel Group AG	6,897	35,373
TOTAL AUSTRIA			4,306,081
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	2,922	567,062
	Ageas SA	6,236	321,239
*	AGFA-Gevaert NV	20,629	18,512
*	Atenor	3,090	10,123
	Azelis Group NV	8,879	181,894
	Barco NV	8,285	82,246
	Bekaert SA	4,681	163,413

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*††Ω	Biocartis Group NV	5,650	$0
	bpost SA	14,476	27,885
	Cie d'Entreprises CFE	891	5,890
#	CMB Tech NV	4,581	49,429
	Colruyt Group NV	6,945	255,821
	Deceuninck NV	10,393	25,147
	Deme Group NV	1,159	162,654
	D'ieteren Group	163	27,341
	Econocom Group SA NV	14,168	26,677
	Elia Group SA	3,370	227,411
	EVS Broadcast Equipment SA	1,783	57,778
	Fagron	8,950	177,431
*	Galapagos NV (GLPG BB)	4,331	99,558
#	Gimv NV	2,517	99,281
	Greenyard NV	2,745	14,465
*	Hyloris Pharmaceuticals SA	768	4,277
#	Immobel SA	570	10,938
	Ion Beam Applications	3,161	43,641
	Jensen-Group NV	507	23,780
	Kinepolis Group NV	1,476	58,936
	Lotus Bakeries NV	36	384,009
	Melexis NV	2,453	147,844
*	Ontex Group NV	11,107	94,059
*	Orange Belgium SA	2,344	36,124
	Proximus SADP	13,464	74,591
	Recticel SA	4,388	45,940
	Sipef NV	638	36,849
	Solvay SA	12,964	396,228
	Tessenderlo Group SA	2,766	60,350
	Umicore SA	13,240	133,286
*	Unifiedpost Group SA	1,279	4,288
	Van de Velde NV	1,093	34,881
	VGP NV	1,213	103,533
	Viohalco SA	9,200	57,274
TOTAL BELGIUM			4,352,085
CANADA — (10.8%)
*	5N Plus, Inc.	13,400	71,363
	Acadian Timber Corp.	1,400	16,607
	ADENTRA, Inc.	2,654	63,147
	ADF Group, Inc.	3,600	19,841
*	Advantage Energy Ltd.	19,181	121,816
	Aecon Group, Inc.	8,991	148,226
	Africa Oil Corp.	44,613	58,324
	Ag Growth International, Inc.	2,667	71,990
		Shares	Value»
CANADA — (Continued)
	AGF Management Ltd., Class B	7,345	$57,007
*	Aimia, Inc.	12,133	20,203
#*	Air Canada	13,409	180,927
#	AirBoss of America Corp.	2,200	6,206
	Alaris Equity Partners Income	2,438	33,332
	Algoma Central Corp.	1,600	16,426
	Algoma Steel Group, Inc. (ASTL US)	1,500	12,240
#	Algonquin Power & Utilities Corp. (AQN CN)	16,126	71,789
	Algonquin Power & Utilities Corp. (AQN US)	45,514	202,082
*	Allied Gold Corp.	11,600	36,316
	Altius Minerals Corp.	6,300	117,083
	Altus Group Ltd.	5,400	220,518
	Amerigo Resources Ltd.	14,600	16,676
	Andlauer Healthcare Group, Inc.	1,777	55,828
#	Andrew Peller Ltd., Class A	4,300	12,693
*	Aritzia, Inc.	17,018	818,494
*	Ascot Resources Ltd.	51,004	6,756
	Atco Ltd., Class I	10,207	324,677
*	Athabasca Oil Corp.	76,206	254,833
*	ATS Corp. (ATS CN)	8,214	222,171
	Aura Minerals, Inc.	3,800	49,652
#*	Aurora Cannabis, Inc. (ACB US)	651	2,376
#*	AutoCanada, Inc.	2,934	40,073
	B2Gold Corp. (BTG US)	116,197	281,197
	B2Gold Corp. (BTO CN)	66,072	159,571
	Badger Infrastructure Solution	3,509	95,370
#*	Ballard Power Systems, Inc. (BLDP US)	19,014	25,859
#*	Bausch Health Cos., Inc. (BHC US)	36,335	269,969
#	Baytex Energy Corp.	85,820	206,084
	Birchcliff Energy Ltd.	32,513	127,739
	Bird Construction, Inc.	10,860	176,797
#*	Bitfarms Ltd.	25,749	37,380
	Black Diamond Group Ltd.	6,496	40,987
	BMTC Group, Inc.	850	7,568

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	3,035	$7,539
	Boralex, Inc., Class A	12,043	214,120
#	Boyd Group Services, Inc.	2,153	353,093
*	Bragg Gaming Group, Inc.	2,243	11,058
	BRP, Inc. (DOOO US)	2,021	96,624
*	Calfrac Well Services Ltd.	3,300	8,583
	Calian Group Ltd.	1,900	64,425
	Canaccord Genuity Group, Inc.	12,896	87,313
	Canacol Energy Ltd.	3,610	9,464
*	Canada Goose Holdings, Inc. (GOOS US)	5,272	57,728
	Canadian Tire Corp. Ltd., Class A	3,395	382,213
	Canadian Western Bank	12,218	486,585
*	Canfor Corp.	15,300	158,858
#	Capital Power Corp.	17,199	629,808
*	Capstone Copper Corp.	83,957	470,231
#	Cardinal Energy Ltd.	18,431	80,149
*	CareRx Corp.	3,200	4,976
	Cascades, Inc.	18,429	162,943
*	Celestica, Inc. (CLS CN)	8,184	1,010,393
*	Celestica, Inc. (CLS US)	5,556	685,999
	Centerra Gold, Inc.	26,068	163,045
	CES Energy Solutions Corp.	36,901	218,611
	CI Financial Corp.	22,591	484,509
*	Cineplex, Inc.	5,627	42,550
#*	Cipher Pharmaceuticals, Inc.	900	8,416
#	Cogeco Communications, Inc.	2,100	88,358
	Cogeco, Inc.	800	29,328
	Computer Modelling Group Ltd.	13,544	96,267
	Converge Technology Solutions Corp.	25,524	59,536
	Corby Spirit & Wine Ltd.	1,800	15,977
*	Cronos Group, Inc. (CRON US)	35,986	68,373
*	Culico Metals, Inc.	4,634	399
	Definity Financial Corp.	7,634	300,191
		Shares	Value»
CANADA — (Continued)
*	Denison Mines Corp. (DML CN)	73,717	$134,921
*	Denison Mines Corp. (DNN US)	14,027	25,529
*	dentalcorp Holdings Ltd.	3,911	20,371
	Dexterra Group, Inc.	6,209	34,180
*	Docebo, Inc.	607	25,393
	Doman Building Materials Group Ltd.	9,452	51,443
*	Dorel Industries, Inc., Class B	3,700	13,213
	DREAM Unlimited Corp., Class A	4,525	68,684
	Dundee Precious Metals, Inc.	28,117	284,972
	Dye & Durham Ltd.	4,280	43,762
	Dynacor Group, Inc.	4,900	18,948
	E-L Financial Corp. Ltd.	204	196,617
*	Eldorado Gold Corp. (EGO US)	8,595	130,988
*	Eldorado Gold Corp. (ELD CN)	27,134	412,977
#	Endeavour Mining PLC	23,043	473,909
*	Endeavour Silver Corp. (EDR CN)	16,100	63,476
*	Endeavour Silver Corp. (EXK US)	18,844	74,434
	Enerflex Ltd. (EFX CN)	14,336	135,730
	Enerflex Ltd. (EFXT US)	3,811	36,205
#*	Energy Fuels, Inc.	5,331	28,132
	Enghouse Systems Ltd.	5,890	111,814
*	Ensign Energy Services, Inc.	15,950	34,680
	EQB, Inc.	4,386	327,015
#*	Equinox Gold Corp. (EQX CN)	9,887	59,662
#*	Equinox Gold Corp. (EQX US)	52,311	317,528
*	ERO Copper Corp. (ERO CN)	8,789	117,683
*	ERO Copper Corp. (ERO US)	5,144	68,930
	Evertz Technologies Ltd.	5,502	49,215
#	Exchange Income Corp.	3,043	117,105
	Exco Technologies Ltd.	4,600	22,314
#	Extendicare, Inc.	10,110	71,998
	Fiera Capital Corp.	11,800	63,736

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	19,206	$479,572
*	Firan Technology Group Corp.	3,100	17,597
	Firm Capital Mortgage Investment Corp.	4,900	39,885
	First Majestic Silver Corp. (AG US)	26,084	148,679
	First Majestic Silver Corp. (FR CN)	14,299	81,464
#*	First Mining Gold Corp.	27,500	2,554
#	First National Financial Corp.	2,280	63,536
	Foraco International SA	7,800	12,559
#*	Fortuna Mining Corp. (FSM US)	19,034	96,502
*	Fortuna Mining Corp. (FVI CN)	30,193	152,900
#	Freehold Royalties Ltd.	15,595	134,130
	Frontera Energy Corp.	6,551	36,826
*	Galiano Gold, Inc.	12,801	14,093
	Gamehost, Inc.	2,000	14,174
*	GDI Integrated Facility Services, Inc.	1,900	45,050
	Gear Energy Ltd.	23,288	8,172
#	Gibson Energy, Inc.	20,295	342,404
	goeasy Ltd.	1,736	211,340
*	GoGold Resources, Inc.	26,229	27,793
*	GoldMoney, Inc.	1,360	7,982
*	Greenfire Resources Ltd.	3,311	21,124
	Guardian Capital Group Ltd., Class A	2,850	90,068
*	Haivision Systems, Inc.	3,200	11,119
	Hammond Power Solutions, Inc.	1,609	115,647
	Headwater Exploration, Inc.	31,363	144,369
*	Heroux-Devtek, Inc.	4,414	97,674
	High Liner Foods, Inc.	2,300	25,321
*	HLS Therapeutics, Inc.	2,903	8,030
	Hudbay Minerals, Inc. (HBM CN)	40,440	333,345
	Hudbay Minerals, Inc. (HBM US)	8,865	73,314
		Shares	Value»
CANADA — (Continued)
#*	IAMGOLD Corp. (IAG US)	48,212	$300,843
*	IAMGOLD Corp. (IMG CN)	56,196	349,545
*	Imperial Metals Corp.	9,700	13,282
	Information Services Corp.	2,000	36,908
	Innergex Renewable Energy, Inc.	19,019	95,268
	InPlay Oil Corp.	7,900	9,186
*	Interfor Corp.	7,278	85,132
Ω	Jamieson Wellness, Inc.	5,148	117,068
#*	Journey Energy, Inc.	2,400	3,418
*	K92 Mining, Inc.	26,045	172,934
	K-Bro Linen, Inc.	1,500	38,105
*	Kelt Exploration Ltd.	27,188	128,705
*	Kinaxis, Inc.	286	32,928
*	Knight Therapeutics, Inc.	9,116	34,749
#	KP Tissue, Inc.	700	3,848
#	Labrador Iron Ore Royalty Corp.	8,600	180,539
#*	Largo, Inc. (LGO CN)	1,753	3,040
	Lassonde Industries, Inc., Class A	500	62,640
	Laurentian Bank of Canada	6,900	132,934
	Leon's Furniture Ltd.	3,400	60,778
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	20,181
#*	Lightspeed Commerce, Inc. (LSPD US)	16,087	232,135
	Linamar Corp.	5,605	218,053
*	Lucara Diamond Corp.	52,607	13,031
	Lundin Gold, Inc.	16,208	401,478
*	MAG Silver Corp.	2,453	38,757
	Magellan Aerospace Corp.	2,400	15,936
	Mainstreet Equity Corp.	600	84,921
*	Major Drilling Group International, Inc.	11,973	69,283
*	Mandalay Resources Corp.	5,300	17,395
	Maple Leaf Foods, Inc.	11,125	163,505
*	Marimaca Copper Corp.	700	2,548
	Martinrea International, Inc.	4,010	24,253
*	Mattr Corp.	9,142	73,471

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	MDA Space Ltd.	20,089	$318,748
	Medical Facilities Corp.	5,100	57,725
	MEG Energy Corp.	20,109	329,719
	Melcor Developments Ltd.	2,200	19,331
	Methanex Corp. (MEOH US)	8,464	441,821
	Morguard Corp.	700	53,930
	MTY Food Group, Inc.	3,000	104,180
	Mullen Group Ltd.	12,988	133,155
	Neo Performance Materials, Inc.	3,936	22,803
*	New Gold, Inc. (NGD CN)	90,970	274,785
*	New Gold, Inc. (NGD US)	15,658	47,287
*	New Pacific Metals Corp.	4,600	5,658
*	NFI Group, Inc.	8,237	68,125
	North American Construction Group Ltd. (NOA CN)	3,900	74,063
	North West Co., Inc.	6,881	219,874
	Northland Power, Inc.	24,331	284,770
*	NuVista Energy Ltd.	20,260	181,362
*	Obsidian Energy Ltd. (OBE US)	10,119	52,214
	OceanaGold Corp.	107,853	322,071
	Onex Corp.	5,263	403,665
*	Orezone Gold Corp.	16,500	8,288
*	Organigram Holdings, Inc. (OGI US)	5,700	8,550
*	Orla Mining Ltd. (OLA CN)	9,460	58,061
*	Orla Mining Ltd. (ORLA US)	15,232	93,981
	Osisko Gold Royalties Ltd. (OR CN)	13,000	240,438
	Osisko Gold Royalties Ltd. (OR US)	11,765	217,888
*	Paladin Energy Ltd.	8,877	48,253
	Paramount Resources Ltd., Class A	10,792	213,717
	Parex Resources, Inc.	9,969	95,002
	Parkland Corp.	16,476	366,738
	Pason Systems, Inc.	13,302	120,815
*	Perpetua Resources Corp.	3,100	36,580
	Pet Valu Holdings Ltd.	4,747	83,289
		Shares	Value»
CANADA — (Continued)
#	Peyto Exploration & Development Corp.	23,340	$251,973
	PHX Energy Services Corp.	5,500	34,665
*	Pieridae Energy Ltd.	4,300	784
	Pine Cliff Energy Ltd.	23,500	14,229
	Pizza Pizza Royalty Corp.	4,000	35,779
	Polaris Renewable Energy, Inc.	3,600	31,805
	Pollard Banknote Ltd.	1,800	35,075
	PrairieSky Royalty Ltd.	29,509	549,430
*	Precision Drilling Corp. (PD CN)	1,930	112,516
*	Precision Drilling Corp. (PDS US)	133	7,753
#	Premium Brands Holdings Corp.	6,089	329,263
	Primo Brands Corp.	20,940	677,828
#	Propel Holdings, Inc.	1,946	51,604
	Pulse Seismic, Inc.	6,700	11,479
*	Quarterhill, Inc.	23,309	26,623
	Quebecor, Inc., Class B	11,624	258,018
*	Real Matters, Inc.	194	806
*	RF Capital Group, Inc.	155	1,122
	Richelieu Hardware Ltd.	6,969	196,984
	Rogers Sugar, Inc.	12,650	50,048
	Russel Metals, Inc.	8,650	242,058
	Sandstorm Gold Ltd. (SAND US)	31,304	183,128
	Sandstorm Gold Ltd. (SSL CN)	4,373	25,516
*	Sangoma Technologies Corp.	3,500	24,660
*	Saturn Oil & Gas, Inc.	2,049	2,975
	Savaria Corp.	8,482	109,778
*	Seabridge Gold, Inc. (SA US)	4,869	59,937
*	Seabridge Gold, Inc. (SEA CN)	3,058	37,600
	Secure Waste Infrastructure Corp.	43,669	451,308
#	Sienna Senior Living, Inc.	9,677	104,071
#*	Sierra Metals, Inc.	5,800	3,751
*	SilverCrest Metals, Inc. (SIL CN)	7,700	80,690

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SilverCrest Metals, Inc. (SILV US)	16,267	$170,803
	Softchoice Corp.	2,854	47,758
*	Spartan Delta Corp.	12,672	33,133
Ω	Spin Master Corp.	3,700	78,336
	Sprott, Inc. (SII CN)	2,798	121,513
	Sprott, Inc. (SII US)	300	13,071
*	SSR Mining, Inc. (SSRM CN)	16,462	131,841
*	SSR Mining, Inc. (SSRM US)	1,383	11,105
	Stella-Jones, Inc.	9,209	444,371
*Ω	STEP Energy Services Ltd.	6,600	20,118
	StorageVault Canada, Inc.	7,537	18,929
	Strathcona Resources Ltd.	924	17,746
#*	SunOpta, Inc. (SOY CN)	1,950	14,343
	Superior Plus Corp.	20,064	83,108
	Supremex, Inc.	5,800	14,407
#	Surge Energy, Inc.	12,731	47,478
	Sylogist Ltd.	3,100	22,567
	Tamarack Valley Energy Ltd.	60,509	183,607
*	Taseko Mines Ltd. (TKO CN)	35,100	65,449
	TELUS Corp.	3,749	54,377
*	Tenaz Energy Corp.	1,000	9,557
*	TerrAscend Corp.	9,000	4,954
	TerraVest Industries, Inc.	1,574	144,106
#*	Tidewater Midstream & Infrastructure Ltd.	35,300	4,858
#*	Tilray Brands, Inc.	23,111	24,267
	Timbercreek Financial Corp.	9,652	45,957
#	Topaz Energy Corp.	7,952	137,061
*	Torex Gold Resources, Inc.	14,210	301,438
	Total Energy Services, Inc.	6,761	52,007
#*	Touchstone Exploration, Inc.	7,300	2,135
	TransAlta Corp.	3,709	42,579
	TransAlta Corp.	29,463	338,753
#*	Transat AT, Inc.	3,900	4,857
	Transcontinental, Inc., Class A	11,725	147,475
*††	Trevali Mining Corp.	4,900	0
#	Trican Well Service Ltd.	34,374	109,270
	Triple Flag Precious Metals Corp. (TFPM CN)	3,438	54,976
		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM US)	2,542	$40,748
*	Trisura Group Ltd. (TSU CN)	5,900	134,494
*	Valeura Energy, Inc.	3,426	16,643
	Vecima Networks, Inc.	1,200	11,477
	Veren, Inc. (VRN CN)	8,600	43,315
	Veren, Inc. (VRN US)	69,179	347,970
	Vermilion Energy, Inc. (VET CN)	3,634	33,481
	Vermilion Energy, Inc. (VET US)	19,379	178,674
	VersaBank (VBNK CN)	1,500	20,528
	VersaBank (VBNK US)	1,000	13,840
*	VerticalScope Holdings, Inc.	2,200	18,589
*††	Victoria Gold Corp./Vancouver	1,082	268
*	Viemed Healthcare, Inc.	4,100	33,579
*	Vitalhub Corp.	7,448	58,422
	Wajax Corp.	1,213	17,360
*	Well Health Technologies Corp.	18,954	77,337
*	Wesdome Gold Mines Ltd.	22,185	219,202
*	Western Copper & Gold Corp.	4,800	4,992
	Westshore Terminals Investment Corp.	4,442	71,458
	Whitecap Resources, Inc.	72,678	478,571
*	WildBrain Ltd.	8,970	9,690
	Winpak Ltd.	4,600	136,859
*	Yangarra Resources Ltd.	8,100	5,741
#	Yellow Pages Ltd.	1,091	8,513
	Zenith Capital Corp.	1,300	125
TOTAL CANADA			35,075,767
CHINA — (0.1%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	249,050
*††	Hanfeng Evergreen, Inc.	2,400	0

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd. (SIIC SP)	58,600	$6,564
TOTAL CHINA			255,614
DENMARK — (2.5%)
*	ALK-Abello AS	21,029	473,529
	Alm Brand AS	109,613	228,406
	Ambu AS, Class B	27,639	514,476
*	Bang & Olufsen AS	14,001	24,707
*	Bavarian Nordic AS	11,722	320,765
	cBrain AS	1,586	42,626
	Chemometec AS	2,221	172,030
	Columbus AS	16,517	29,878
	D/S Norden AS	2,740	77,904
*	Demant AS	671	26,940
#	Dfds AS	5,103	75,846
	FLSmidth & Co. AS	7,332	380,609
#	Fluegger Group AS	86	4,027
	Foroya Banki P	552	13,230
*	GN Store Nord AS	13,261	271,585
	H Lundbeck AS (HLUNA DC), Class A	4,743	23,683
	H Lundbeck AS (HLUNB DC)	34,629	211,907
*	H&H International AS, Class B	2,539	26,665
	ISS AS	20,273	383,138
	Jeudan AS	1,628	45,418
	Jyske Bank AS	5,926	428,598
	Matas AS	5,454	104,754
*Ω	Netcompany Group AS	5,022	204,339
*	Nilfisk Holding AS	2,589	40,584
*	NKT AS	8,648	578,118
*Ω	NNIT AS	1,779	23,052
	North Media AS	1,083	7,371
*	NTG Nordic Transport Group AS	911	30,091
	Per Aarsleff Holding AS	2,658	171,090
	Ringkjoebing Landbobank AS	3,553	579,523
	Rockwool AS (ROCKA DC), Class A	241	85,492
	Rockwool AS (ROCKB DC), Class B	918	325,078
	Royal Unibrew AS	6,337	438,054
*	RTX AS	1,054	9,625
Ω	Scandinavian Tobacco Group AS	6,629	95,389
	Schouw & Co. AS	1,656	128,642
	SP Group AS	1,053	44,520
		Shares	Value»
DENMARK — (Continued)
	Spar Nord Bank AS	9,335	$269,653
	Sparekassen Sjaelland-Fyn AS	2,633	96,057
	Sydbank AS	7,479	397,065
*	TCM Group AS	1,034	10,061
	Tivoli AS	344	30,173
	TORM PLC, Class A	5,092	101,367
#	Trifork Group AG	711	7,764
	UIE PLC	2,550	110,442
	Vestjysk Bank AS	58,653	36,595
*	Zealand Pharma AS	4,795	487,250
TOTAL DENMARK			8,188,116
FINLAND — (2.4%)
	Aktia Bank OYJ	7,233	73,346
#	Alandsbanken Abp, Class B	379	14,708
	Alma Media OYJ	4,469	52,635
	Aspo OYJ	2,685	13,748
	Atria OYJ	2,491	30,435
#	Bittium OYJ	4,078	28,373
	Cargotec OYJ, Class B	7,464	371,165
	Citycon OYJ	2,833	10,031
	Digia OYJ	2,833	19,551
	Elisa OYJ	9,505	409,135
Ω	Enento Group OYJ	1,937	35,024
	eQ OYJ	761	9,324
*	Finnair OYJ	15,156	39,060
	Fiskars OYJ Abp	4,519	72,026
	F-Secure OYJ	6,199	11,999
	Gofore OYJ	378	8,468
	Harvia OYJ	2,438	119,974
*	HKFoods OYJ	1,550	1,663
	Huhtamaki OYJ	11,448	422,687
*	Incap OYJ	2,671	31,006
*	Kalmar OYJ, Class B	4,700	158,009
#	Kamux Corp.	4,139	12,313
	Kemira OYJ	13,667	301,475
	Kesko OYJ (KESKOA FH), Class A	6,324	119,186
	Kesko OYJ (KESKOB FH), Class B	22,629	434,057
*	Kojamo OYJ	14,800	153,761
	Konecranes OYJ	9,746	586,311
#	Lassila & Tikanoja OYJ	5,782	51,930
*	Lindex Group OYJ	5,947	17,092
	Mandatum OYJ	35,673	176,339
	Marimekko OYJ	4,640	61,760
	Metsa Board OYJ (METSB FH), Class B	10,758	53,786
	Metso OYJ	55,637	552,237
#	Nokian Renkaat OYJ	14,728	122,574

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Olvi OYJ, Class A	1,985	$62,882
#	Oma Saastopankki OYJ	486	5,628
	Oriola OYJ (OKDAV FH)	5,827	5,901
	Oriola OYJ (OKDBV FH), Class B	16,336	15,914
	Orion OYJ (ORNAV FH), Class A	1,997	107,011
	Orion OYJ (ORNBV FH), Class B	10,558	572,966
#	Outokumpu OYJ	43,806	140,183
	Pihlajalinna OYJ	3,541	39,255
	Ponsse OYJ	1,180	25,323
	Puuilo OYJ	9,163	97,135
*	QT Group OYJ	1,767	144,792
	Raisio OYJ, Class V	14,595	34,322
*	Rapala VMC OYJ	3,058	5,895
	Revenio Group OYJ	2,457	78,905
*	Sampo OYJ, Class A	7,471	308,711
	Sanoma OYJ	9,599	82,868
	Scanfil OYJ	1,067	9,068
	Stora Enso OYJ, Class R	27,395	303,407
	Taaleri PLC	2,682	22,163
#	Talenom OYJ	2,896	10,445
*	Teleste OYJ	1,530	4,365
Ω	Terveystalo OYJ	10,943	133,158
	TietoEVRY OYJ	12,782	246,409
#	Tokmanni Group Corp.	7,230	104,763
	Vaisala OYJ, Class A	2,601	143,632
#	Valmet OYJ	20,218	551,227
*	Verkkokauppa.com OYJ	1,520	2,741
#*	WithSecure OYJ	12,707	10,510
*	YIT OYJ	16,491	43,321
TOTAL FINLAND			7,888,088
FRANCE — (5.1%)
*	74Software SA	1,525	42,988
#	ABC arbitrage	1,520	8,035
	AKWEL SADIR	1,182	9,851
*	Alstom SA	35,263	697,957
	Altamir	1,905	46,166
	Alten SA	3,570	328,385
	Arkema SA	5,952	474,373
	Assystem SA	434	17,424
	Aubay	557	26,825
Ω	Ayvens SA	8,538	62,902
*	Bastide le Confort Medical	266	6,215
#	Beneteau SACA	5,853	55,798
*	Bigben Interactive	2,306	3,086
	Boiron SA	776	21,281
#	Bonduelle SCA	2,134	13,544
		Shares	Value»
FRANCE — (Continued)
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	$1,348
	Catana Group	3,304	18,547
	CBo Territoria	2,250	8,552
*	Cegedim SA	865	11,247
	Cie des Alpes	3,270	55,528
#*	Clariane SE	17,537	39,348
	Coface SA	23,658	381,480
*	DBV Technologies SA	1,409	1,169
	Derichebourg SA	13,913	77,560
	Eiffage SA	2,903	259,345
*	Ekinops SAS	2,101	7,024
	Electricite de Strasbourg SA	132	17,294
*Ω	Elior Group SA	24,654	66,728
	Elis SA	24,685	505,349
#	Equasens	558	21,800
	Eramet SA	1,705	95,185
	Esso SA Francaise	543	62,893
	Etablissements Maurel et Prom SA	13,796	88,354
	Eurazeo SE	8,112	669,671
*	Euroapi SA	4,160	13,922
#*	Eutelsat Communications SACA	19,197	34,419
	Exclusive Networks SA	618	12,114
	Exel Industries SA, Class A	184	8,478
	Fnac Darty SA (0QSH LI)	648	19,670
	Fnac Darty SA (FNAC FP)	1,685	51,498
	Forvia SE (FRVIA FP)	20,075	210,698
*	Gaumont SA	20	1,684
	Gaztransport Et Technigaz SA	6,431	982,404
	Getlink SE	13,652	218,396
	GL Events SACA	1,343	26,483
	Groupe Crit SA	446	26,551
	Guerbet	1,370	38,813
*	Guillemot Corp.	785	5,118
*	Haulotte Group SA	1,014	2,904
*	ID Logistics Group SACA	573	239,678
	Imerys SA	5,683	156,637
	Infotel SA	414	16,042
	Interparfums SA	1,318	60,069
	Ipsen SA	217	26,787
	IPSOS SA	6,435	304,497
#	Jacquet Metals SACA	2,005	33,994

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	JCDecaux SE	7,386	$123,678
	Kaufman & Broad SA	2,327	80,062
#*	La Francaise De L'energie SACA	358	8,613
Ω	La Francaise des Jeux SACA	12,972	492,907
	Laurent-Perrier	396	43,101
	Linedata Services	112	9,405
	LISI SA	1,065	30,295
	LNA Sante SA	809	18,473
*	Lumibird	1,349	10,773
#Ω	Maisons du Monde SA	3,427	14,586
	Manitou BF SA	1,600	35,930
	Mersen SA	3,050	68,909
	Metropole Television SA	2,785	35,824
#*	Nacon SA	1,747	1,030
Ω	Neoen SA	7,473	308,337
	Nexans SA	6,055	590,817
*	Nexity SA	5,490	73,539
	NRJ Group	2,200	15,816
	Oeneo SA	177	1,712
	Opmobility	5,205	58,901
#*	OVH Groupe SAS	512	4,365
#*	Pierre Et Vacances SA	9,298	15,451
	Pluxee NV	7,163	166,351
	Quadient SA	4,783	90,502
*††	Recylex SA	1,750	0
	Remy Cointreau SA	1,068	61,213
	Rexel SA	26,115	691,366
	Robertet SA	63	55,653
	Rubis SCA	15,073	393,951
	Samse SACA	132	19,488
	Savencia SA	669	34,608
	SCOR SE	24,119	616,194
	SEB SA	3,602	342,694
	Seche Environnement SACA	536	47,528
	SES SA	50,700	164,722
#*Ω	SMCP SA	4,479	14,780
	Societe BIC SA	3,290	216,921
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	31,256
	Societe LDC SADIR	668	44,889
*	SOITEC	1,459	127,191
	Sopra Steria Group	2,094	389,300
	SPIE SA	18,212	606,959
	Stef SA	521	72,313
	Sword Group	975	35,579
*	Synergie SE	1,041	30,316
	Technip Energies NV	20,093	569,238
	Teleperformance SE	6,380	597,257
		Shares	Value»
FRANCE — (Continued)
	Television Francaise 1 SA	5,827	$45,948
	TFF Group	598	16,908
	Thermador Groupe	904	66,669
	Tikehau Capital SCA	4,027	90,349
	Trigano SA	1,245	170,613
*	Ubisoft Entertainment SA	10,592	122,214
	Valeo SE	26,631	296,852
*	Vallourec SACA	36,664	696,408
Ω	Verallia SA	8,945	275,328
	Vetoquinol SA	312	22,929
	Vicat SACA	3,357	140,006
	VIEL & Cie SA	4,347	54,874
	Virbac SACA	253	84,927
*	Viridien	1,238	71,398
	Vivendi SE	50,592	142,998
#*	Voltalia SA	4,789	35,388
#	Wavestone	775	39,373
*Ω	X-Fab Silicon Foundries SE	8,082	41,665
TOTAL FRANCE			16,571,748
GERMANY — (5.9%)
	1&1 AG	8,529	107,844
	7C Solarparken AG	8,665	17,195
	Adesso SE	441	43,763
	Adtran Networks SE	1,517	31,592
	AIXTRON SE	4,260	59,187
	All for One Group SE	283	18,241
	Allgeier SE	979	15,573
	AlzChem Group AG	1,350	89,913
	Amadeus Fire AG	781	63,770
*	Aroundtown SA	163,398	484,855
	Atoss Software SE	1,398	166,889
Ω	Aumann AG	723	8,288
	Aurubis AG	4,672	366,630
*Ω	Auto1 Group SE	1,613	31,174
#*	BayWa AG (BYW6 GR)	2,351	22,015
#	Bechtle AG	10,890	365,510
Ω	Befesa SA	4,213	91,357
	Bertrandt AG	899	18,718
	Bijou Brigitte AG	711	27,809
	Bilfinger SE	4,196	215,822
#	Borussia Dortmund GmbH & Co. KGaA	11,253	38,113
#*	BRANICKS Group AG	5,249	13,661
	Brenntag SE	7,865	494,866
	CANCOM SE (COK GR)	1,301	34,163
	Carl Zeiss Meditec AG	304	18,519
*	Ceconomy AG	28,741	88,850
	CENIT AG	1,323	11,693

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGaA	855	$90,503
*	CompuGroup Medical SE & Co. KGaA	3,969	90,790
	CTS Eventim AG & Co. KGaA	8,058	785,746
	Dermapharm Holding SE	2,329	95,789
	Deutsche Beteiligungs AG	2,416	59,943
	Deutsche EuroShop AG	2,391	47,171
*Ω	Deutsche Pfandbriefbank AG	20,019	113,616
	Deutsche Wohnen SE	1,305	32,653
	Deutz AG	9,704	46,941
*	Dr. Hoenle AG	579	5,221
	Draegerwerk AG & Co. KGaA	432	21,090
	Duerr AG	7,939	195,545
Ω	DWS Group GmbH & Co. KGaA	6,524	321,971
	Eckert & Ziegler SE	2,162	122,113
	EDAG Engineering Group AG	1,225	8,404
	Elmos Semiconductor SE	1,053	77,298
#	ElringKlinger AG	4,625	22,629
	Energiekontor AG	348	16,051
	Evonik Industries AG	18,875	354,432
*	Evotec SE	12,399	110,922
	Fabasoft AG	270	4,848
	Fielmann Group AG	3,979	180,710
	flatexDEGIRO AG	20,105	340,619
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	324,897
	Freenet AG	17,397	536,739
	Friedrich Vorwerk Group SE	2,166	79,786
	FUCHS SE	4,442	151,502
	GEA Group AG	19,767	1,043,245
	Gerresheimer AG	5,211	364,980
	Gesco SE	1,167	15,934
	GFT Technologies SE	2,864	67,286
*	Grand City Properties SA	13,135	151,670
#	Grenke AG	3,709	64,476
	H&R GmbH & Co. KGaA	1,853	7,230
	Hawesko Holding SE	351	8,680
*	Heidelberger Druckmaschinen AG	33,592	42,252
#*	HelloFresh SE	19,635	216,037
		Shares	Value»
GERMANY — (Continued)
	Hensoldt AG	10,729	$431,381
	HOCHTIEF AG	1,028	148,786
	Hornbach Holding AG & Co. KGaA	1,627	124,783
	HUGO BOSS AG	8,152	381,905
	Indus Holding AG	1,977	42,282
	Init Innovation in Traffic Systems SE	627	24,113
Ω	Instone Real Estate Group SE	5,460	47,033
	IVU Traffic Technologies AG	1,884	30,585
	Jenoptik AG	8,541	191,546
Ω	JOST Werke SE	1,984	95,464
	K&S AG	18,643	258,876
	KION Group AG	10,002	371,417
	Kloeckner & Co. SE	4,004	20,365
#	Knaus Tabbert AG	655	10,292
*	Koenig & Bauer AG	2,538	43,073
	Kontron AG	6,182	125,755
	Krones AG	3,169	432,421
	KSB SE & Co. KGaA	31	21,472
	KWS Saat SE & Co. KGaA	1,789	112,543
	Lanxess AG	11,026	299,440
	LEG Immobilien SE	13,415	1,105,504
	Leifheit AG	1,317	21,999
#*	LPKF Laser & Electronics SE	1,120	9,771
*	Medios AG	2,144	27,577
	METRO AG	16,815	67,205
	MLP SE	11,878	86,090
#	Mutares SE & Co. KGaA	2,212	61,157
#*	Nagarro SE	902	79,009
*	Nexus AG	249	17,824
#*	Nordex SE	11,357	131,115
	Norma Group SE	4,726	81,079
	Patrizia SE	7,041	58,808
*	Pentixapharm Holding AG	2,162	6,713
	Pfeiffer Vacuum Technology AG	72	11,581
	ProCredit Holding AG	2,799	25,546
	ProSiebenSat.1 Media SE	24,511	140,826
	Puma SE (PUM GR)	10,162	318,886
#*	PVA TePla AG	1,719	24,632
	Qiagen NV	1,162	51,863
#	RTL Group SA	5,870	179,375
	SAF-Holland SE	3,326	57,041
#	Salzgitter AG	3,659	67,537
*	Schaeffler AG	5,823	25,819
	Secunet Security Networks AG	206	27,100

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	SFC Energy AG	590	$10,374
*	SGL Carbon SE	9,673	37,865
	Siltronic AG	2,576	117,790
	Sixt SE	1,909	155,029
#	SMA Solar Technology AG	1,406	19,658
	Stabilus SE	3,966	131,024
#	STRATEC SE	981	35,911
	Stroeer SE & Co. KGaA	4,913	290,389
	Suedzucker AG	9,862	108,523
*	Surteco Group SE	1,107	25,093
	SUSS MicroTec SE	3,604	160,945
*	TAG Immobilien AG	37,543	557,944
	Takkt AG	5,920	50,088
*Ω	TeamViewer SE	18,141	214,838
	Technotrans SE	1,129	20,465
	thyssenkrupp AG	96,169	476,574
*	TUI AG	32,190	272,306
	United Internet AG	13,635	228,669
#	Verbio SE	2,874	27,319
	Vossloh AG	1,662	81,672
#	Wacker Chemie AG	3,201	219,363
#	Wacker Neuson SE	3,888	65,938
	Washtec AG	1,525	63,125
*	Westwing Group SE	396	3,182
	Wuestenrot & Wuerttembergische AG	4,248	54,269
*Ω	Zalando SE	16,124	600,908
	Zeal Network SE	360	16,939
TOTAL GERMANY			19,109,518
HONG KONG — (1.7%)
*	Aceso Life Science Group Ltd.	202,400	1,258
	Aeon Credit Service Asia Co. Ltd.	12,000	8,925
*	Allied Group Ltd.	206,000	37,639
	Analogue Holdings Ltd.	46,000	4,961
	APAC Resources Ltd.	13,098	1,584
*	Apollo Future Mobility Group Ltd.	20,600	1,427
	Asia Financial Holdings Ltd.	54,874	26,745
*	Asia Standard International Group Ltd.	98,940	4,793
	ASMPT Ltd.	19,200	177,298
	Associated International Hotels Ltd.	28,000	17,749
	Bank of East Asia Ltd.	118,535	150,071
		Shares	Value»
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	114,000	$34,760
	Cafe de Coral Holdings Ltd.	42,000	40,886
*	Century City International Holdings Ltd.	183,340	2,995
	Chen Hsong Holdings	30,000	5,233
	Chevalier International Holdings Ltd.	4,000	2,054
*	China Energy Development Holdings Ltd.	652,000	4,902
	China Motor Bus Co. Ltd.	2,400	15,511
*	China Star Entertainment Ltd.	180,000	9,589
*	Chinese Estates Holdings Ltd.	61,500	9,256
	Chow Sang Sang Holdings International Ltd.	49,000	41,535
*	Chuang's Consortium International Ltd.	100,000	4,353
	CITIC Telecom International Holdings Ltd.	196,000	55,198
*	C-Mer Medical Holdings Ltd.	52,000	12,941
#††	Convoy, Inc.	516,000	2,073
*	Cowell e Holdings, Inc.	20,000	66,040
Ω	Crystal International Group Ltd.	51,000	30,308
*	CSC Holdings Ltd.	1,321,250	4,733
*	CSI Properties Ltd.	859,543	9,377
	CTF Services Ltd.	179,000	168,638
	Dah Sing Banking Group Ltd.	52,928	54,065
	Dah Sing Financial Holdings Ltd.	17,806	63,565
	Dickson Concepts International Ltd.	14,500	9,158
	Dynamic Holdings Ltd.	10,000	12,884
	Eagle Nice International Holdings Ltd.	20,000	10,499
	EC Healthcare	47,000	3,631
††	EcoGreen International Group Ltd.	38,000	1,738

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Emperor International Holdings Ltd.	140,333	$3,671
*	Energy International Investments Holdings Ltd.	140,000	6,986
*	ENM Holdings Ltd.	144,000	4,858
*	Esprit Holdings Ltd.	195,875	3,139
Ω	ESR Group Ltd.	71,800	110,512
	EuroEyes International Eye Clinic Ltd.	8,000	3,370
	Fairwood Holdings Ltd.	10,500	8,019
	Far East Consortium International Ltd.	199,803	22,576
	First Pacific Co. Ltd.	272,000	150,594
#*Ω	FIT Hon Teng Ltd.	153,000	66,999
*Ω	Fosun Tourism Group	14,600	13,908
*Ω	Frontage Holdings Corp.	90,000	19,674
	FSE Lifestyle Services Ltd.	14,000	10,112
	Giordano International Ltd.	160,000	31,663
	Glorious Sun Enterprises Ltd.	72,000	10,914
††	Gold Financial Holdings Ltd.	88,000	0
*	GR Life Style Company Ltd.	96,000	9,267
	Great Eagle Holdings Ltd.	28,630	38,462
	G-Resources Group Ltd.	42,950	20,485
	Guoco Group Ltd.	4,000	35,835
	Guotai Junan International Holdings Ltd.	322,400	47,397
	Hang Lung Group Ltd.	90,000	119,305
	Hang Lung Properties Ltd.	157,458	124,556
*	Hanison Construction Holdings Ltd.	27,198	997
*	Harbour Centre Development Ltd.	13,500	8,267
	HKBN Ltd.	100,500	68,084
*	HKR International Ltd.	100,386	10,659
	Hong Kong Ferry Holdings Co. Ltd.	23,000	12,305
*	Hong Kong Technology Venture Co. Ltd.	44,669	7,458
		Shares	Value»
HONG KONG — (Continued)
	Hongkong & Shanghai Hotels Ltd.	59,883	$44,679
	Hongkong Chinese Ltd.	30,000	959
Ω	Honma Golf Ltd.	30,500	12,873
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	19,333
	Hysan Development Co. Ltd.	68,000	98,324
	IGG, Inc.	95,000	49,462
Ω	Impro Precision Industries Ltd.	88,000	24,100
	International Housewares Retail Co. Ltd.	41,000	5,826
	Jacobson Pharma Corp. Ltd.	56,000	9,059
	Johnson Electric Holdings Ltd.	48,937	64,888
	K Wah International Holdings Ltd.	109,000	24,276
	Karrie International Holdings Ltd.	136,000	13,427
	Kerry Logistics Network Ltd.	53,000	44,503
	Kerry Properties Ltd.	63,000	123,919
	Kowloon Development Co. Ltd.	45,515	22,327
	KRP Development Holdings Ltd.	34,000	2,624
*	Lai Sun Development Co. Ltd.	45,912	3,922
*	Lai Sun Garment International Ltd.	20,400	1,391
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	7,990
	Liu Chong Hing Investment Ltd.	30,000	15,215
	Luk Fook Holdings International Ltd.	34,000	62,519
	Man Wah Holdings Ltd.	158,000	95,788
*	MECOM Power & Construction Ltd.	159,750	3,487
#*	Melco International Development Ltd.	19,000	10,572
*††	MH Development NPV	40,000	0

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Miramar Hotel & Investment	21,000	$23,701
	Modern Dental Group Ltd.	43,000	22,685
#*	Mongolian Mining Corp.	48,000	43,275
*	NagaCorp Ltd.	144,547	53,492
#	New World Development Co. Ltd.	126,000	67,610
*††	NewOcean Energy Holdings Ltd.	110,000	0
#	Nissin Foods Co. Ltd.	28,000	20,344
	Oriental Watch Holdings	39,606	17,905
*	Oshidori International Holdings Ltd.	700,200	15,048
	Pacific Basin Shipping Ltd.	569,000	115,172
	Pacific Textiles Holdings Ltd.	114,000	22,517
*	Paliburg Holdings Ltd.	26,000	1,761
	PAX Global Technology Ltd.	28,000	17,237
	PC Partner Group Ltd.	34,000	23,089
	PCCW Ltd.	234,286	136,260
	Pentamaster International Ltd.	94,000	11,593
	Perfect Medical Health Management Ltd.	60,000	16,335
	Pico Far East Holdings Ltd.	96,000	26,053
	Plover Bay Technologies Ltd.	40,000	24,906
*	Public Financial Holdings Ltd.	70,000	12,766
*	Regal Hotels International Holdings Ltd.	29,000	8,782
Ω	Regina Miracle International Holdings Ltd.	43,000	11,806
#	Sa Sa International Holdings Ltd.	124,000	10,529
Ω	Samsonite International SA	128,700	374,924
	SEA Holdings Ltd.	40,046	7,312
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	31,446
	Shangri-La Asia Ltd.	116,000	75,616
*	Shun Ho Property Investments Ltd.	5,544	442
		Shares	Value»
HONG KONG — (Continued)
*	Shun Tak Holdings Ltd.	190,000	$14,932
	Singamas Container Holdings Ltd.	194,000	17,738
*	SJM Holdings Ltd.	252,499	79,375
	SmarTone Telecommunications Holdings Ltd.	43,000	22,483
*	Solomon Systech International Ltd.	200,000	12,067
	Soundwill Holdings Ltd.	4,000	2,726
	Stella International Holdings Ltd.	55,000	125,042
	Sun Hung Kai & Co. Ltd.	74,464	26,320
	SUNeVision Holdings Ltd.	89,000	42,878
	TAI Cheung Holdings Ltd.	37,000	13,912
*	Television Broadcasts Ltd.	43,600	17,834
	Texhong International Group Ltd.	35,000	17,868
	Texwinca Holdings Ltd.	112,000	10,693
	Theme International Holdings Ltd.	380,000	19,331
*	Tongda Group Holdings Ltd.	780,000	8,310
	Town Health International Medical Group Ltd.	330,000	12,082
	Tradelink Electronic Commerce Ltd.	58,000	6,854
	Transport International Holdings Ltd.	29,901	31,321
	United Laboratories International Holdings Ltd.	105,000	156,091
*††	Untrade.Genting Hk	186,000	0
	Upbest Group Ltd.	148,000	13,958
*	Value Partners Group Ltd.	150,000	27,728
	Vesync Co. Ltd.	10,000	6,765
	Vitasoy International Holdings Ltd.	80,000	92,030
	Viva Goods Company Ltd.	296,000	22,281
*	Vobile Group Ltd.	94,000	41,165
*Ω	VPower Group International Holdings Ltd.	25,119	521
	VSTECS Holdings Ltd.	79,600	48,369

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	VTech Holdings Ltd.	18,300	$120,657
*	Wai Kee Holdings Ltd.	52,000	4,273
*	Wang On Group Ltd.	260,000	701
*	Wealthink AI-Innovation Capital Ltd.	116,000	1,259
	Wing On Co. International Ltd.	14,000	21,413
	Wing Tai Properties Ltd.	56,000	12,245
	Wynn Macau Ltd.	107,200	78,382
	Xinyi Glass Holdings Ltd.	119,322	110,442
	Yue Yuen Industrial Holdings Ltd.	93,000	198,198
*	Yunfeng Financial Group Ltd.	54,000	7,387
*	Zensun Enterprises Ltd.	48,000	1,018
*	Zhaobangji Lifestyle Holdings Ltd.	192,000	3,834
TOTAL HONG KONG			5,482,996
IRELAND — (0.3%)
	Bank of Ireland Group PLC	5,074	50,416
	Cairn Homes PLC	121,347	288,307
	Dalata Hotel Group PLC	15,666	76,652
	FBD Holdings PLC (FBD ID)	2,754	37,223
	FBD Holdings PLC (FBH LN)	1,308	17,640
	Glanbia PLC (GLB ID)	20,272	296,189
*Ω	Glenveagh Properties PLC	39,389	69,469
	Irish Continental Group PLC (IR5B ID)	11,766	63,149
	Kenmare Resources PLC	255	963
*	Permanent TSB Group Holdings PLC	10,745	15,484
TOTAL IRELAND			915,492
ISRAEL — (1.2%)
*	Adgar Investment & Development Ltd.	8,764	12,940
*	Afcon Holdings Ltd.	210	10,891
#*	AFI Properties Ltd.	1,537	76,506
	Africa Israel Residences Ltd.	738	55,506
*	Allot Ltd.	3,228	27,538
		Shares	Value»
ISRAEL — (Continued)
*	Alrov Properties & Lodgings Ltd.	854	$44,624
	Arad Ltd.	1,518	21,633
*	Argo Properties NV	1,044	30,902
	Ashdod Refinery Ltd.	1,014	17,300
	Atreyu Capital Markets Ltd.	808	16,897
	AudioCodes Ltd. (AUDC US)	2,149	21,812
	Automatic Bank Services Ltd.	824	5,965
*	Azorim-Investment Development & Construction Co. Ltd.	17,951	108,771
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,139	132,791
	Blue Square Real Estate Ltd.	659	59,781
*	Brack Capital Properties NV	398	26,798
*	Brainsway Ltd. (BWAY IT)	2,003	10,584
*	Brainsway Ltd. (BWAY US), ADR	1,000	10,510
	Carasso Motors Ltd.	2,736	21,880
*	Cellcom Israel Ltd. (CEL IT)	5,444	35,793
*	Cellcom Israel Ltd. (CELJF US)	4,034	26,624
*	Compugen Ltd.	12,706	30,281
	Danel Adir Yeoshua Ltd.	595	69,061
	Danya Cebus Ltd.	645	22,226
*	Delek Automotive Systems Ltd.	3,967	34,635
	Delta Galil Ltd.	722	40,959
	Diplomat Holdings Ltd.	914	12,973
	Direct Finance of Direct Group 2006 Ltd.	145	24,156
*	Dor Alon Energy in Israel 1988 Ltd.	633	18,383
*	Doral Group Renewable Energy Resources Ltd.	13,774	52,059
*	Duniec Brothers Ltd.	389	27,216
*	El Al Israel Airlines	45,647	114,469
*	Electra Consumer Products 1970 Ltd.	1,425	45,901
	Electra Real Estate Ltd.	2,747	34,851
#*	Electreon Wireless Ltd.	448	27,179

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Ellomay Capital Ltd.	458	$7,753
*	Equital Ltd.	1,612	64,859
	FMS Enterprises Migun Ltd.	605	26,545
	Formula Systems 1985 Ltd. (FORTY IT)	325	29,896
	Fox Wizel Ltd.	738	61,043
*	Gilat Satellite Networks Ltd.	2,237	15,827
*	Hagag Group Real Estate Development	1,534	11,016
*	Hamat Group Ltd.	1,543	7,056
	Hilan Ltd.	795	49,845
	IDI Insurance Co. Ltd.	960	39,919
*	IES Holdings Ltd.	375	26,147
	Ilex Medical Ltd.	584	12,275
	Inrom Construction Industries Ltd.	12,208	57,799
	Isracard Ltd.	23,531	108,358
	Israel Canada TR Ltd.	10,812	47,499
*	Israel Land Development Co. Ltd.	2,893	28,097
	Israel Shipyards Industries Ltd.	655	21,260
	Isras Investment Co. Ltd.	192	45,788
	Issta Ltd.	1,352	37,355
*	Kamada Ltd. (KMDA IT)	3,545	24,113
	Kardan Real Estate Enterprise & Development Ltd.	14,081	23,941
	Kerur Holdings Ltd.	747	17,939
*	Klil Industries Ltd.	43	3,089
	Kvutzat Acro Ltd.	1,993	35,465
	Lahav L.R. Real Estate Ltd.	6,763	10,129
	Lapidoth Capital Ltd.	1,304	27,871
	M Yochananof & Sons Ltd.	507	35,383
	Magic Software Enterprises Ltd. (MGIC IT)	2,800	36,610
*	Malam - Team Ltd.	1,290	31,862
	Max Stock Ltd.	6,828	25,220
	Maytronics Ltd.	3,730	8,463
	Mediterranean Towers Ltd.	10,111	32,237
	Mega Or Holdings Ltd.	3,618	118,256
	Meitav Investment House Ltd.	3,065	32,116
		Shares	Value»
ISRAEL — (Continued)
	MENIF - Financial Services Ltd.	2,666	$13,001
#	Meshulam Levinstein Contracting & Engineering Ltd.	236	27,207
	Mivtach Shamir Holdings Ltd.	1,009	62,781
	Nawi Group Ltd.	3,445	39,944
*	Nayax Ltd.	560	21,265
	Neto Malinda Trading Ltd.	862	21,081
*	Neto ME Holdings Ltd.	211	8,425
	Novolog Ltd.	34,768	16,017
	Oil Refineries Ltd.	269,871	79,695
	One Software Technologies Ltd.	4,143	75,289
*	OY Nofar Energy Ltd.	1,367	33,593
	Palram Industries 1990 Ltd.	2,023	52,496
#*	Partner Communications Co. Ltd.	18,545	129,508
	Paz Retail & Energy Ltd.	1,014	146,192
*	Perion Network Ltd.	460	4,055
	Plasson Industries Ltd.	468	26,687
	Polyram Plastic Industries Ltd.	5,234	18,431
	Prashkovsky Investments & Construction Ltd.	987	28,197
*	Priortech Ltd.	1,206	60,658
	Qualitau Ltd.	593	41,279
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	76,072
*	Rani Zim Shopping Centers Ltd.	3,920	4,906
	Retailors Ltd.	1,080	21,140
	Sano-Brunos Enterprises Ltd.	278	27,087
*	Scope Metals Group Ltd.	872	37,402
*	Shikun & Binui Soltec Renewable Energy	13,371	8,209
	Summit Real Estate Holdings Ltd.	4,733	76,565
	Tadiran Group Ltd.	324	23,902
Ω	Tamar Petroleum Ltd.	7,885	54,736
*	TAT Technologies Ltd.	738	22,587

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Tel Aviv Stock Exchange Ltd.	10,261	$116,315
	Telsys Ltd.	225	11,399
	Tiv Taam Holdings 1 Ltd.	7,339	14,168
#	Turpaz Industries Ltd.	2,865	20,842
#*	Veridis Environment Ltd.	3,463	24,502
	Victory Supermarket Chain Ltd.	648	10,187
	YD More Investments Ltd.	996	4,061
TOTAL ISRAEL			3,951,307
ITALY — (4.4%)
	A2A SpA	261,372	617,266
	ACEA SpA	5,746	109,935
*	Aeffe SpA	7,022	5,813
#	Amplifon SpA	9,628	257,297
Ω	Anima Holding SpA	28,709	196,987
#*	Aquafil SpA	3,880	5,691
	Arnoldo Mondadori Editore SpA	22,214	50,674
	Ascopiave SpA	13,216	38,474
	Avio SpA	1,784	29,667
	Azimut Holding SpA	14,290	373,628
	Banca Generali SpA	7,319	366,486
#	Banca IFIS SpA	3,794	83,249
	Banca Mediolanum SpA	13,771	184,888
#	Banca Monte dei Paschi di Siena SpA	152,464	976,870
	Banca Popolare di Sondrio SpA	70,355	649,641
	Banca Profilo SpA	12,870	2,467
Ω	Banca Sistema SpA	3,568	5,696
	Banco di Desio e della Brianza SpA	5,000	41,007
#	BasicNet SpA	3,725	29,853
Ω	BFF Bank SpA	17,862	153,152
	Biesse SpA	2,760	23,023
	BPER Banca SpA	158,738	1,081,354
	Brembo NV	20,309	197,721
	Brunello Cucinelli SpA	4,782	614,792
	Buzzi SpA	13,612	557,595
	Cairo Communication SpA	12,430	32,770
Ω	Carel Industries SpA	724	14,437
	Cembre SpA	650	27,280
	Cementir Holding NV	6,965	84,604
*	CIR SpA-Compagnie Industriali	101,938	63,287
	Credito Emiliano SpA	14,468	169,854
		Shares	Value»
ITALY — (Continued)
	d'Amico International Shipping SA	12,281	$50,514
	Danieli & C Officine Meccaniche SpA (DAN IM)	1,875	48,934
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	138,315
	Datalogic SpA	2,601	12,765
#*	Digital Bros SpA	371	5,024
#*Ω	doValue SpA	13,888	23,939
	Elica SpA	3,365	5,353
	Emak SpA	17,016	16,508
Ω	Enav SpA	24,013	85,906
	ERG SpA	377	7,640
*	Esprinet SpA	3,078	15,175
	Fila SpA	3,109	30,712
*	Fincantieri SpA	14,191	110,319
	FNM SpA	21,790	9,747
*	Garofalo Health Care SpA	3,478	18,969
#*	Geox SpA	8,460	3,972
	GPI SpA	1,749	17,829
	Hera SpA	110,093	402,596
	IMMSI SpA	26,564	13,733
	Intercos SpA	2,918	43,224
	Iren SpA	72,748	157,439
	Italgas SpA	62,966	376,160
	Italian Sea Group SpA	1,256	10,665
	Italmobiliare SpA	1,795	50,003
	Iveco Group NV	26,294	320,027
	LU-VE SpA	909	27,060
	Maire SpA	28,284	278,492
#*††	Mariella Burani Fashion Group SpA	422	0
	MARR SpA	2,614	27,256
	MFE-MediaForEurope NV (MFEA IM), Class A	35,632	115,879
#	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	37,095
	Moltiply Group SpA	2,280	91,544
*	Newlat Food SpA	1,779	23,556
#*Ω	Nexi SpA	61,370	311,658
	Orsero SpA	1,122	14,437
Ω	OVS SpA	28,187	100,828
	Pharmanutra SpA	513	27,019
#	Piaggio & C SpA	22,030	49,179
Ω	Pirelli & C SpA	38,861	233,849
Ω	RAI Way SpA	12,339	73,407
	Reply SpA	3,638	599,673
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	21,248
	Sabaf SpA	1,277	20,580

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Safilo Group SpA	25,816	$28,763
*	Saipem SpA	195,064	475,988
#	Salvatore Ferragamo SpA	2,206	17,571
	Sanlorenzo SpA	1,680	62,012
#*	Seri Industrial SpA	3,128	7,749
	Sesa SpA	768	54,202
#	Sogefi SpA	8,720	17,994
	SOL SpA	4,883	198,273
	Spaxs SpA	8,205	30,885
	Tamburi Investment Partners SpA	12,603	110,641
Ω	Technogym SpA	19,877	231,219
*	Telecom Italia SpA (TIT IM)	1,177,882	323,313
	TXT e-solutions SpA	629	24,318
	Unipol Assicurazioni SpA	93,135	1,262,045
	Webuild SpA	44,557	135,701
	Wiit SpA	741	14,116
TOTAL ITALY			14,068,476
JAPAN — (21.8%)
	&Do Holdings Co. Ltd.	600	4,652
	77 Bank Ltd.	7,100	217,840
	A&D HOLON Holdings Co. Ltd.	3,000	36,645
	Achilles Corp.	1,800	16,949
	AD Works Group Co. Ltd.	6,500	8,685
#	Adastria Co. Ltd.	1,840	39,324
	ADEKA Corp.	10,300	191,962
	Ad-sol Nissin Corp.	1,200	15,065
	Adtec Plasma Technology Co. Ltd.	800	7,197
	Advan Group Co. Ltd.	3,100	20,147
#	Adventure, Inc.	300	7,207
	Adways, Inc.	4,900	9,342
	Aeon Delight Co. Ltd.	2,100	55,275
#	Aeon Fantasy Co. Ltd.	800	14,748
	AEON Financial Service Co. Ltd.	15,200	122,827
#	Aeon Hokkaido Corp.	4,800	27,651
#	Aeon Kyushu Co. Ltd.	800	13,594
	AFC-HD AMS Life Science Co. Ltd.	1,400	8,020
#	Ahresty Corp.	2,700	10,559
	Ai Holdings Corp.	3,800	48,645
*	AI inside, Inc.	200	4,305
	Aica Kogyo Co. Ltd.	5,500	114,762
		Shares	Value»
JAPAN — (Continued)
	Aichi Corp.	5,600	$51,745
	Aichi Financial Group, Inc.	2,400	41,588
	Aichi Steel Corp.	1,500	66,944
	Aichi Tokei Denki Co. Ltd.	900	11,002
	Aida Engineering Ltd.	6,800	35,494
	Aiful Corp.	43,200	94,034
#	Ain Holdings, Inc.	2,800	84,487
	Aiphone Co. Ltd.	1,800	31,409
	Airport Facilities Co. Ltd.	3,500	13,406
	Airtech Japan Ltd.	1,000	6,982
#	Airtrip Corp.	1,800	14,363
	Aisan Industry Co. Ltd.	6,170	75,815
	AIT Corp.	1,200	13,205
	Ajis Co. Ltd.	800	11,972
	Akatsuki Corp.	3,500	10,493
	Akatsuki, Inc.	1,100	21,001
#*	Akebono Brake Industry Co. Ltd.	14,000	10,171
#	Akita Bank Ltd.	2,400	35,786
#	Albis Co. Ltd.	800	13,501
	Alconix Corp.	2,600	25,430
#	Alinco, Inc.	2,200	14,836
#	Alleanza Holdings Co. Ltd.	1,400	9,972
	Allied Telesis Holdings KK	18,800	12,453
	Alpen Co. Ltd.	2,400	32,965
	Alpha Corp.	500	3,709
#	Alpha Systems, Inc.	500	11,313
	Alps Alpine Co. Ltd.	23,000	229,992
	Altech Corp.	2,310	36,947
	Amano Corp.	7,200	188,335
	Amiyaki Tei Co. Ltd.	900	9,245
#	Amuse, Inc.	1,600	15,672
	Amvis Holdings, Inc.	8,800	37,102
	Anest Iwata Corp.	5,900	51,400
#*	AnGes, Inc.	12,200	3,673
	Anicom Holdings, Inc.	11,000	46,007
	Anritsu Corp.	6,000	55,143
	Anycolor, Inc.	2,300	47,028
	AOI Electronics Co. Ltd.	500	6,811
	AOKI Holdings, Inc.	5,300	44,848
	Aoyama Trading Co. Ltd.	5,900	83,092
#	Aoyama Zaisan Networks Co. Ltd.	3,200	38,067
#	Aozora Bank Ltd.	4,400	67,912
	Arakawa Chemical Industries Ltd.	2,600	18,687
	Arata Corp.	3,600	73,375
	ARCLANDS Corp.	7,039	77,957

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arcs Co. Ltd.	4,600	$79,933
	ARE Holdings, Inc.	10,200	126,156
	Arealink Co. Ltd.	2,000	29,975
	Argo Graphics, Inc.	2,000	63,388
	Arisawa Manufacturing Co. Ltd.	4,000	37,262
	Artience Co. Ltd.	3,800	75,597
	Artnature, Inc.	1,000	5,174
#	Artner Co. Ltd.	1,400	16,620
	As One Corp.	8,000	130,778
	Asahi Co. Ltd.	1,600	15,303
	Asahi Diamond Industrial Co. Ltd.	6,600	36,541
#	Asahi Kogyosha Co. Ltd.	2,400	33,977
	Asahi Net, Inc.	1,700	7,138
	Asahi Printing Co. Ltd.	1,100	6,419
	Asahi Yukizai Corp.	1,400	39,068
	Asanuma Corp.	6,500	26,969
	Asia Pile Holdings Corp.	4,100	22,287
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	41,787
	ASKUL Corp.	3,200	35,080
	Asti Corp.	400	4,901
*	Atsugi Co. Ltd.	4,000	26,726
	Aucnet, Inc.	900	15,225
	Autobacs Seven Co. Ltd.	8,800	84,372
	Aval Data Corp.	1,000	16,813
	Avant Group Corp.	2,800	34,844
	Avantia Co. Ltd.	1,300	6,517
	Avex, Inc.	4,000	37,162
	Awa Bank Ltd.	4,200	76,418
	Axial Retailing, Inc.	10,400	59,686
#	AZ-COM MARUWA Holdings, Inc.	4,900	36,148
	AZOOM Co. Ltd.	400	16,802
	Bando Chemical Industries Ltd.	5,100	62,290
	Bank of Iwate Ltd.	2,000	39,538
	Bank of Nagoya Ltd.	1,300	60,038
	Bank of Saga Ltd.	2,500	37,605
	Bank of the Ryukyus Ltd.	7,000	51,611
	Bank of Toyama Ltd.	600	5,935
	Base Co. Ltd.	1,800	34,919
#	Beauty Garage, Inc.	800	7,052
	Beenos, Inc.	600	15,310
	Belc Co. Ltd.	1,400	56,686
	Bell System24 Holdings, Inc.	4,200	34,178
	Belluna Co. Ltd.	9,800	55,403
#	Bic Camera, Inc.	8,800	94,711
	BML, Inc.	3,000	54,994
		Shares	Value»
JAPAN — (Continued)
	Bookoff Group Holdings Ltd.	1,000	$8,872
	Bourbon Corp.	1,100	17,970
#	Br Holdings Corp.	4,900	10,795
	BrainPad, Inc.	1,500	10,886
	BRONCO BILLY Co. Ltd.	1,000	23,334
	Bull-Dog Sauce Co. Ltd.	1,300	14,663
	Bunka Shutter Co. Ltd.	5,284	63,551
#	Bushiroad, Inc.	5,400	15,767
	Business Brain Showa-Ota, Inc.	1,800	25,081
	Business Engineering Corp.	800	18,447
	C Uyemura & Co. Ltd.	1,300	86,177
	CAC Holdings Corp.	1,700	19,272
	Canon Electronics, Inc.	2,600	42,571
	Career Design Center Co. Ltd.	1,000	11,651
	Careerlink Co. Ltd.	600	9,594
	Carenet, Inc.	8,300	31,130
#	Carlit Co. Ltd.	2,600	19,469
#	Carta Holdings, Inc.	1,300	11,856
	Casio Computer Co. Ltd.	5,000	41,570
	Cawachi Ltd.	1,800	30,834
	Celsys, Inc.	5,600	50,427
	Central Automotive Products Ltd.	1,600	47,382
	Central Glass Co. Ltd.	3,400	71,930
	Central Security Patrols Co. Ltd.	1,400	26,055
#	Central Sports Co. Ltd.	900	14,049
#	Ceres, Inc.	600	11,200
#	Change Holdings, Inc.	7,200	67,720
	Charm Care Corp. KK	3,100	25,521
	Chiba Kogyo Bank Ltd.	7,400	74,847
#	Chikaranomoto Holdings Co. Ltd.	1,700	13,040
	Chino Corp.	900	12,824
#	Chiyoda Co. Ltd.	4,400	36,204
*	Chiyoda Integre Co. Ltd.	1,900	35,644
	Chofu Seisakusho Co. Ltd.	3,306	41,130
	Chori Co. Ltd.	2,100	46,793
#	Choushimaru Co. Ltd.	1,200	11,761

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co. Ltd.	3,200	$26,857
	Chudenko Corp.	2,500	52,046
	Chuetsu Pulp & Paper Co. Ltd.	1,400	13,467
	Chugai Ro Co. Ltd.	700	15,064
	Chugin Financial Group, Inc.	19,000	208,581
	Chugoku Electric Power Co., Inc.	32,100	178,790
	Chugoku Marine Paints Ltd.	5,200	78,932
	Chuo Spring Co. Ltd.	2,000	19,655
#	Chuo Warehouse Co. Ltd.	1,000	9,539
	Citizen Watch Co. Ltd.	27,800	168,444
	CKD Corp.	5,600	91,119
	CK-San-Etsu Co. Ltd.	400	10,177
	Cleanup Corp.	3,800	15,766
	CMK Corp.	9,700	28,702
	Coca-Cola Bottlers Japan Holdings, Inc.	600	9,336
	COLOPL, Inc.	8,600	27,316
#	Colowide Co. Ltd.	9,200	101,213
#	Computer Engineering & Consulting Ltd.	2,200	26,833
	Computer Institute of Japan Ltd.	6,840	20,677
	Comture Corp.	2,900	40,622
#	Copro-Holdings Co. Ltd.	1,800	19,178
	Core Corp.	800	9,666
	Corona Corp.	2,600	15,952
	Cosel Co. Ltd.	2,800	18,415
	Cota Co. Ltd.	3,352	35,422
*	Cover Corp.	1,400	25,050
	CRE, Inc.	2,600	28,494
#	Create Restaurants Holdings, Inc.	11,900	103,814
	Create SD Holdings Co. Ltd.	3,100	56,515
	Creek & River Co. Ltd.	1,700	18,216
	Cresco Ltd.	3,600	26,498
	Cross Cat Co. Ltd.	1,200	8,414
	CrowdWorks, Inc.	1,400	11,352
	CTI Engineering Co. Ltd.	2,800	47,856
	CTS Co. Ltd.	5,000	26,980
	Curves Holdings Co. Ltd.	7,300	34,593
#*	CYBERDYNE, Inc.	12,000	13,480
	Cyberlinks Co. Ltd.	1,300	5,971
	Cybozu, Inc.	3,300	58,245
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Toryo Co. Ltd.	3,400	$26,472
	Daicel Corp.	18,300	161,931
	Daido Kogyo Co. Ltd.	900	4,341
	Daido Metal Co. Ltd.	5,500	17,867
	Daido Steel Co. Ltd.	17,200	136,986
#	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	35,580
	Daihen Corp.	500	22,801
#	Daiho Corp.	1,400	30,930
	Dai-Ichi Cutter Kogyo KK	900	7,741
	Daiichi Jitsugyo Co. Ltd.	3,000	50,047
	Daiichi Kensetsu Corp.	1,100	17,324
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	11,122
	Daiichikosho Co. Ltd.	8,200	95,460
	Daiken Medical Co. Ltd.	2,800	9,089
	Daiki Aluminium Industry Co. Ltd.	3,900	26,589
#	Daikoku Denki Co. Ltd.	1,200	22,340
	Daikokutenbussan Co. Ltd.	800	38,885
	Daikyonishikawa Corp.	4,200	17,210
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	59,223
	Daio Paper Corp.	9,700	53,760
	Daiseki Co. Ltd.	5,076	121,363
	Daishi Hokuetsu Financial Group, Inc.	9,200	177,771
	Daishinku Corp.	3,200	12,294
	Daisue Construction Co. Ltd.	500	5,574
	Daito Bank Ltd.	1,000	4,708
	Daito Pharmaceutical Co. Ltd.	3,295	44,008
	Daitron Co. Ltd.	1,600	27,622
	Daiwa Industries Ltd.	4,300	44,329
	Daiwabo Holdings Co. Ltd.	10,700	208,239
	DCM Holdings Co. Ltd.	12,300	112,272
#*	DD GROUP Co. Ltd.	1,100	8,957
	Dear Life Co. Ltd.	5,600	36,110
#	DeNA Co. Ltd.	5,700	100,069

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denka Co. Ltd.	10,800	$153,817
	Densan System Holdings Co. Ltd.	1,300	18,953
	Dentsu Soken, Inc.	200	7,910
	Denyo Co. Ltd.	2,000	34,555
	Dexerials Corp.	5,400	70,370
	DIC Corp.	10,500	227,455
	Digital Arts, Inc.	1,100	41,966
	Digital Hearts Holdings Co. Ltd.	1,200	6,730
#	Digital Holdings, Inc.	1,900	16,137
	Digital Information Technologies Corp.	800	10,607
	Dip Corp.	4,800	71,607
	DKK Co. Ltd.	1,600	17,537
	DKS Co. Ltd.	1,200	22,670
	DMG Mori Co. Ltd.	7,200	116,136
	Doshisha Co. Ltd.	2,900	39,734
	Double Standard, Inc.	600	6,619
	Doutor Nichires Holdings Co. Ltd.	4,112	62,529
	Dowa Holdings Co. Ltd.	6,400	190,596
	DTS Corp.	4,800	130,917
	Duskin Co. Ltd.	4,400	105,405
	DyDo Group Holdings, Inc.	1,800	37,614
	Eagle Industry Co. Ltd.	4,100	54,668
#	Earth Corp.	900	29,257
	EAT&HOLDINGS Co. Ltd.	1,200	16,547
	Ebara Foods Industry, Inc.	800	14,933
	Ebara Jitsugyo Co. Ltd.	1,800	45,696
	Ebase Co. Ltd.	3,100	12,501
	Eco's Co. Ltd.	800	10,487
#	EDION Corp.	10,500	123,975
	EF-ON, Inc.	2,280	5,576
	eGuarantee, Inc.	4,000	44,903
#	E-Guardian, Inc.	400	5,097
	Ehime Bank Ltd.	4,800	35,537
	Eidai Co. Ltd.	3,000	3,999
	Eizo Corp.	4,000	56,816
	EJ Holdings, Inc.	1,200	12,461
	Elan Corp.	1,000	4,776
	Elecom Co. Ltd.	6,500	62,500
	EM Systems Co. Ltd.	4,700	24,159
	en Japan, Inc.	4,100	53,086
	Endo Lighting Corp.	1,700	15,294
	Enomoto Co. Ltd.	1,000	8,910
	Enplas Corp.	1,000	34,408
	Envipro Holdings, Inc.	1,400	3,611
		Shares	Value»
JAPAN — (Continued)
*	eRex Co. Ltd.	2,800	$14,406
	ES-Con Japan Ltd.	4,600	29,857
	Eslead Corp.	1,000	30,018
	ESPEC Corp.	2,400	40,030
#	Eternal Hospitality Group Co. Ltd.	500	8,863
	Exedy Corp.	5,100	157,758
	EXEO Group, Inc.	19,200	209,632
	Ezaki Glico Co. Ltd.	6,500	195,977
	F&M Co. Ltd.	1,000	12,076
	FALCO HOLDINGS Co. Ltd.	1,400	21,405
	FCC Co. Ltd.	4,400	87,839
*	FDK Corp.	2,600	10,803
	Feed One Co. Ltd.	3,920	21,341
#	Ferrotec Holdings Corp.	6,400	106,029
#	Fibergate, Inc.	1,100	6,584
	FIDEA Holdings Co. Ltd.	3,050	29,616
	Financial Partners Group Co. Ltd.	6,100	99,794
	FINDEX, Inc.	1,700	9,939
#	First Bank of Toyama Ltd.	4,700	32,553
#	First Juken Co. Ltd.	900	5,766
#	Fixstars Corp.	3,000	33,139
	FJ Next Holdings Co. Ltd.	3,100	23,202
	Focus Systems Corp.	1,700	12,129
	Food & Life Cos. Ltd.	12,500	279,631
	Forum Engineering, Inc.	2,400	16,239
	Foster Electric Co. Ltd.	3,400	35,169
	FP Corp.	5,300	103,293
#	FP Partner, Inc.	300	4,241
#	France Bed Holdings Co. Ltd.	3,800	31,403
*	FreakOut Holdings, Inc.	800	3,106
	Freebit Co. Ltd.	2,000	17,205
#	Freund Corp.	1,700	8,701
#	F-Tech, Inc.	1,600	5,558
	FTGroup Co. Ltd.	1,100	8,633
	Fudo Tetra Corp.	1,930	27,219
#	Fuji Co. Ltd.	3,200	44,105
	Fuji Corp. (6134 JP)	10,200	154,028
	Fuji Corp. (7605 JP)	1,600	20,182
	Fuji Corp. Ltd.	5,200	25,679
	Fuji Kosan Co. Ltd.	900	8,236
	Fuji Kyuko Co. Ltd.	2,800	41,766
#	Fuji Oil Co. Ltd.	8,300	17,118
	Fuji Oil Holdings, Inc.	5,400	117,304
#	Fuji Pharma Co. Ltd.	2,000	18,798

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Seal International, Inc.	6,000	$92,280
	Fujibo Holdings, Inc.	1,500	49,886
#	Fujicco Co. Ltd.	2,800	29,765
	Fujikura Composites, Inc.	4,200	42,545
	Fujikura Kasei Co. Ltd.	4,200	13,409
	Fujimi, Inc.	6,000	84,415
#*	Fujio Food Group, Inc.	1,900	13,310
	Fujishoji Co. Ltd.	1,200	10,645
	Fujita Kanko, Inc.	1,000	63,884
#	Fujiya Co. Ltd.	1,700	27,337
#	FuKoKu Co. Ltd.	1,200	13,798
	Fukuda Corp.	1,000	32,703
	Fukuda Denshi Co. Ltd.	2,400	103,897
	Fukui Bank Ltd.	2,700	34,056
	Fukui Computer Holdings, Inc.	1,900	35,338
	Fukushima Galilei Co. Ltd.	3,200	54,552
	Fukuyama Transporting Co. Ltd.	2,500	59,222
	FULLCAST Holdings Co. Ltd.	1,600	15,510
	Fumakilla Ltd.	1,500	10,561
	Funai Soken Holdings, Inc.	4,760	73,853
	Furukawa Co. Ltd.	4,100	52,108
	Furuno Electric Co. Ltd.	3,500	59,607
	Furuya Metal Co. Ltd.	1,200	25,435
	Furyu Corp.	4,000	27,489
	Fuso Chemical Co. Ltd.	2,000	43,100
	Fuso Pharmaceutical Industries Ltd.	1,100	17,231
	Futaba Corp.	5,300	16,572
	Futaba Industrial Co. Ltd.	8,700	42,581
	Future Corp.	4,100	47,960
	Fuyo General Lease Co. Ltd.	1,900	141,608
	G-7 Holdings, Inc.	4,000	37,622
#*	GA Technologies Co. Ltd.	1,200	11,746
	Gakken Holdings Co. Ltd.	4,500	30,201
	Gakkyusha Co. Ltd.	1,000	13,352
	Gecoss Corp.	2,000	13,125
#	Genki Global Dining Concepts Corp.	1,600	32,577
		Shares	Value»
JAPAN — (Continued)
	Genky DrugStores Co. Ltd.	2,000	$40,418
	Geo Holdings Corp.	3,300	38,747
	Gift Holdings, Inc.	1,200	25,412
	giftee, Inc.	2,900	25,681
#	Giken Ltd.	1,200	11,567
	GLOBERIDE, Inc.	2,200	27,147
	Glory Ltd.	5,400	91,792
	GLtechno Holdings, Inc.	1,300	23,615
	GMO Financial Gate, Inc.	600	25,107
#	GMO Financial Holdings, Inc.	4,400	20,023
	GMO GlobalSign Holdings KK	400	6,370
	GMO internet group, Inc.	6,000	106,499
#*	GNI Group Ltd.	3,900	83,372
#	Godo Steel Ltd.	1,600	41,314
#	Goldcrest Co. Ltd.	2,590	51,492
	Goldwin, Inc.	400	21,099
	GREE Holdings, Inc.	15,100	45,085
#	Greens Co. Ltd.	1,600	23,820
	gremz, Inc.	1,700	25,561
	GS Yuasa Corp.	10,400	167,203
	GSI Creos Corp.	1,000	14,083
	G-Tekt Corp.	3,300	36,414
#	Gun-Ei Chemical Industry Co. Ltd.	700	12,409
*	GungHo Online Entertainment, Inc.	4,700	98,563
	Gunma Bank Ltd.	15,509	111,360
	Gunze Ltd.	2,200	74,709
#	H.U. Group Holdings, Inc.	7,100	116,299
	H2O Retailing Corp.	12,700	189,214
	HABA Laboratories, Inc.	400	4,291
#	Hagihara Industries, Inc.	1,400	13,374
	Hagiwara Electric Holdings Co. Ltd.	1,000	21,926
	Hagoromo Foods Corp.	600	12,358
#	Hakudo Co. Ltd.	800	12,200
	Halows Co. Ltd.	1,600	39,266
	Hamakyorex Co. Ltd.	8,800	77,000
	Handsman Co. Ltd.	800	4,247
	Hanwa Co. Ltd.	4,200	129,744
	Happinet Corp.	2,100	63,105
	Hard Off Corp. Co. Ltd.	2,400	30,173
	Harima Chemicals Group, Inc.	2,500	14,089
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,140
	Hazama Ando Corp.	17,510	130,960

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwa Corp.	6,200	$93,180
	Heiwa Real Estate Co. Ltd.	3,200	93,169
	Heiwado Co. Ltd.	3,500	53,044
#	Hennge KK	1,000	7,533
	Hibiya Engineering Ltd.	2,400	59,263
	Hiday Hidaka Corp.	2,600	49,787
	HI-LEX Corp.	3,300	32,890
*	Hino Motors Ltd.	40,700	133,108
	Hioki EE Corp.	1,400	69,714
	Hirakawa Hewtech Corp.	1,200	11,887
	Hirano Tecseed Co. Ltd.	1,100	12,730
	Hirata Corp.	1,100	38,453
	Hirogin Holdings, Inc.	34,000	270,346
	Hiroshima Electric Railway Co. Ltd.	2,000	7,819
	Hiroshima Gas Co. Ltd.	6,100	14,265
#*	HIS Co. Ltd.	5,900	58,094
	Hisaka Works Ltd.	4,200	28,462
	Hisamitsu Pharmaceutical Co., Inc.	1,900	54,474
#	Hito Communications Holdings, Inc.	1,000	5,898
	Hochiki Corp.	1,700	27,028
	Hodogaya Chemical Co. Ltd.	800	18,810
	Hogy Medical Co. Ltd.	2,400	74,925
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	21,614
#	Hokkaido Electric Power Co., Inc.	19,500	99,271
	Hokkaido Gas Co. Ltd.	12,000	42,268
	Hokkan Holdings Ltd.	1,200	12,765
	Hokko Chemical Industry Co. Ltd.	3,300	30,679
	Hokkoku Financial Holdings, Inc.	2,400	83,632
#	Hokuetsu Corp.	14,600	137,434
	Hokuetsu Industries Co. Ltd.	2,800	35,789
	Hokuhoku Financial Group, Inc.	15,600	212,185
	Hokuriku Electric Industry Co. Ltd.	400	4,147
	Hokuriku Electric Power Co.	18,900	105,080
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electrical Construction Co. Ltd.	1,800	$13,900
	Hokuto Corp.	2,800	32,936
#	H-One Co. Ltd.	4,000	26,116
	Honeys Holdings Co. Ltd.	2,670	29,220
	Hoosiers Holdings Co. Ltd.	5,300	35,568
	Horiba Ltd.	300	18,802
	Hosiden Corp.	6,600	89,452
	Hosokawa Micron Corp.	2,000	55,824
	Hotland Co. Ltd.	1,300	17,158
	House Foods Group, Inc.	2,900	52,789
	Howa Machinery Ltd.	2,200	17,271
#	HS Holdings Co. Ltd.	3,300	18,695
	Hyakugo Bank Ltd.	24,900	109,153
	Hyakujushi Bank Ltd.	3,400	79,388
	IBJ, Inc.	2,800	11,808
#	Ichibanya Co. Ltd.	1,500	9,597
	Ichigo, Inc.	19,300	44,100
	Ichiken Co. Ltd.	700	11,432
	Ichikoh Industries Ltd.	8,700	22,637
#	Ichimasa Kamaboko Co. Ltd.	1,100	5,135
	Ichinen Holdings Co. Ltd.	3,100	36,575
	Ichiyoshi Securities Co. Ltd.	7,100	39,046
	Icom, Inc.	1,500	26,885
	IDEA Consultants, Inc.	500	7,834
	Idec Corp.	4,000	65,738
	IDOM, Inc.	5,100	37,891
	Iino Kaiun Kaisha Ltd.	8,900	64,214
#	I'll, Inc.	1,700	28,172
	Imagica Group, Inc.	2,700	9,533
	Imasen Electric Industrial	901	3,142
	i-mobile Co. Ltd.	3,600	11,183
	Imuraya Group Co. Ltd.	1,100	17,418
	Inaba Denki Sangyo Co. Ltd.	6,400	152,435
#	Inaba Seisakusho Co. Ltd.	1,700	18,584
	Inabata & Co. Ltd.	5,800	119,932
	I-NE Co. Ltd.	800	10,891
	Ines Corp.	3,000	35,476
#	I-Net Corp.	1,600	16,973
	Infomart Corp.	17,300	36,096
	INFRONEER Holdings, Inc.	25,800	194,492
	Innotech Corp.	2,400	21,745

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Insource Co. Ltd.	7,200	$49,239
#	Intage Holdings, Inc.	1,500	15,424
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	71,049
#	Inui Global Logistics Co. Ltd.	1,200	12,794
#	IPS, Inc.	400	6,584
#	IR Japan Holdings Ltd.	1,000	4,874
	Iriso Electronics Co. Ltd.	3,200	54,293
	ISB Corp.	2,200	18,906
#	Ise Chemicals Corp.	400	70,038
	Iseki & Co. Ltd.	2,500	15,094
	Ishihara Sangyo Kaisha Ltd.	4,400	45,386
*	Istyle, Inc.	9,400	31,555
	Itfor, Inc.	3,600	33,399
#	ITmedia, Inc.	1,700	18,211
	Ito En Ltd.	5,300	116,948
	Itochu Enex Co. Ltd.	5,500	56,288
	Itochu-Shokuhin Co. Ltd.	900	42,798
	Itoham Yonekyu Holdings, Inc.	3,400	84,553
	Itoki Corp.	4,500	46,779
	IwaiCosmo Holdings, Inc.	2,900	46,364
#	Iwaki Co. Ltd.	1,300	20,472
	Iwatsuka Confectionery Co. Ltd.	1,000	16,688
	Iyogin Holdings, Inc.	2,300	24,395
	Izumi Co. Ltd.	3,700	74,418
	J Trust Co. Ltd.	12,548	41,710
	JAC Recruitment Co. Ltd.	9,600	42,210
	Jaccs Co. Ltd.	2,800	68,839
#*	Jade Group, Inc.	1,300	11,179
	JAFCO Group Co. Ltd.	6,700	97,925
#*	Jamco Corp.	1,100	12,633
#	JANOME Corp.	2,299	14,845
	Japan Aviation Electronics Industry Ltd.	4,400	79,654
#	Japan Cash Machine Co. Ltd.	1,600	11,896
*	Japan Communications, Inc.	19,200	15,400
	Japan Elevator Service Holdings Co. Ltd.	7,700	149,041
		Shares	Value»
JAPAN — (Continued)
#	Japan Foundation Engineering Co. Ltd.	2,900	$10,838
	Japan Hospice Holdings, Inc.	500	4,445
	Japan Investment Adviser Co. Ltd.	2,200	17,844
	Japan Lifeline Co. Ltd.	8,700	79,745
	Japan Material Co. Ltd.	8,700	97,129
	Japan Medical Dynamic Marketing, Inc.	3,570	14,271
	Japan Petroleum Exploration Co. Ltd.	16,500	117,007
	Japan Property Management Center Co. Ltd.	900	6,432
	Japan Pulp & Paper Co. Ltd.	16,000	66,822
#	Japan Pure Chemical Co. Ltd.	1,000	20,136
	Japan Securities Finance Co. Ltd.	9,300	114,506
	Japan Steel Works Ltd.	1,500	53,053
#	Japan System Techniques Co. Ltd.	3,200	38,016
	Japan Transcity Corp.	5,400	36,148
	Japan Wool Textile Co. Ltd.	5,200	44,494
	JBCC Holdings, Inc.	2,000	61,883
	JCR Pharmaceuticals Co. Ltd.	2,200	7,794
	JCU Corp.	3,500	81,268
	JDC Corp.	8,000	25,609
	Jeol Ltd.	5,700	210,077
	JFE Systems, Inc.	1,100	24,733
	JGC Holdings Corp.	26,900	225,854
	Jichodo Co. Ltd.	200	12,114
*	JIG-SAW, Inc.	800	17,115
	JINS Holdings, Inc.	1,700	77,538
	JINUSHI Co. Ltd.	1,600	22,882
	JK Holdings Co. Ltd.	2,500	16,130
	J-Lease Co. Ltd.	2,400	19,364
#	JM Holdings Co. Ltd.	1,100	17,039
	JMS Co. Ltd.	2,200	6,314
	J-Oil Mills, Inc.	2,600	34,170
	Joshin Denki Co. Ltd.	1,900	28,935
	Joyful Honda Co. Ltd.	5,800	69,945
#	JP-Holdings, Inc.	6,800	28,568

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JSB Co. Ltd.	1,200	$24,617
	JSP Corp.	1,900	26,156
	JTEKT Corp.	20,136	158,286
#*	Juki Corp.	3,700	9,048
	Juroku Financial Group, Inc.	3,600	108,095
	Justsystems Corp.	5,000	108,099
	JVCKenwood Corp.	23,070	267,331
#	K&O Energy Group, Inc.	2,300	48,339
	Kadoya Sesame Mills, Inc.	400	9,353
	Kaga Electronics Co. Ltd.	3,600	64,468
	Kagome Co. Ltd.	6,600	123,652
	Kaken Pharmaceutical Co. Ltd.	2,700	73,332
#	Kakiyasu Honten Co. Ltd.	1,100	19,928
#	Kamakura Shinsho Ltd.	4,000	13,056
	Kameda Seika Co. Ltd.	1,800	45,225
	Kamei Corp.	3,600	41,321
	Kamigumi Co. Ltd.	1,100	23,965
	Kanaden Corp.	3,200	30,524
	Kanadevia Corp.	20,400	140,402
	Kanagawa Chuo Kotsu Co. Ltd.	800	19,510
	Kanamic Network Co. Ltd.	1,800	5,240
	Kanamoto Co. Ltd.	4,200	84,519
	Kaneka Corp.	6,500	157,785
	Kaneko Seeds Co. Ltd.	1,800	16,521
	Kanematsu Corp.	9,505	159,035
#	Kanemi Co. Ltd.	500	10,921
	Kanto Denka Kogyo Co. Ltd.	3,600	22,117
*	Kaonavi, Inc.	900	11,731
#	Kappa Create Co. Ltd.	2,000	18,810
#	Kasumigaseki Capital Co. Ltd.	300	28,695
	Katakura Industries Co. Ltd.	2,700	35,913
	Katitas Co. Ltd.	6,500	90,876
	Kato Sangyo Co. Ltd.	2,500	70,603
	Kato Works Co. Ltd.	1,600	13,655
	Kawada Technologies, Inc.	1,800	31,334
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	25,320
		Shares	Value»
JAPAN — (Continued)
#	KeePer Technical Laboratory Co. Ltd.	1,600	$45,908
	Keihan Holdings Co. Ltd.	6,600	142,137
	Keihanshin Building Co. Ltd.	4,100	39,529
#	Keikyu Corp.	20,900	183,224
	KEIWA, Inc.	1,600	10,453
	Keiyo Bank Ltd.	16,700	87,613
	Kenko Mayonnaise Co. Ltd.	2,000	23,195
	KeyHolder, Inc.	1,600	7,785
	KH Neochem Co. Ltd.	4,500	60,811
#	Kibun Foods, Inc.	1,500	10,596
	Kimura Chemical Plants Co. Ltd.	3,300	17,602
#	King Jim Co. Ltd.	3,000	16,687
	Kinki Sharyo Co. Ltd.	700	6,495
	Kintetsu Department Store Co. Ltd.	1,200	17,353
	Kissei Pharmaceutical Co. Ltd.	3,800	96,771
	Ki-Star Real Estate Co. Ltd.	1,100	30,668
	Kitagawa Corp.	1,600	12,337
#	Kita-Nippon Bank Ltd.	1,000	20,121
	Kitano Construction Corp.	700	19,932
	Kitz Corp.	7,900	59,581
	Kiyo Bank Ltd.	7,900	117,563
#*	KLab, Inc.	9,100	8,581
*	KNT-CT Holdings Co. Ltd.	900	6,938
#	Koa Corp.	4,700	29,789
	Koatsu Gas Kogyo Co. Ltd.	3,600	19,332
#	Kobe Electric Railway Co. Ltd.	899	14,149
	Kohnan Shoji Co. Ltd.	2,700	62,768
	Kohsoku Corp.	1,300	20,868
	Koike Sanso Kogyo Co. Ltd.	400	15,672
#	Kojima Co. Ltd.	5,300	34,003
	Kokuyo Co. Ltd.	9,800	170,335
#	Komatsu Matere Co. Ltd.	4,200	21,931
	Komatsu Wall Industry Co. Ltd.	2,400	23,209
	KOMEDA Holdings Co. Ltd.	5,200	92,508

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komehyo Holdings Co. Ltd.	800	$20,989
	Komeri Co. Ltd.	4,600	90,070
	Komori Corp.	4,700	36,913
#*	Konaka Co. Ltd.	1,760	2,550
	Kondotec, Inc.	2,900	25,096
	Konica Minolta, Inc.	59,200	239,639
	Konishi Co. Ltd.	8,000	65,826
	Konoike Transport Co. Ltd.	2,900	59,019
	Konoshima Chemical Co. Ltd.	800	8,668
#	Kosaido Holdings Co. Ltd.	9,500	32,541
#	Koshidaka Holdings Co. Ltd.	5,700	39,107
#	Kotobuki Spirits Co. Ltd.	10,400	151,976
#	Kotobukiya Co. Ltd.	600	5,515
	Kozo Keikaku Engineering Holdings, Inc.	500	14,253
	KPP Group Holdings Co. Ltd.	3,900	16,744
	Krosaki Harima Corp.	3,200	51,329
	KRS Corp.	2,000	28,446
	K's Holdings Corp.	15,400	141,505
	KU Holdings Co. Ltd.	2,400	17,437
	Kumagai Gumi Co. Ltd.	4,300	106,398
	Kumiai Chemical Industry Co. Ltd.	10,467	51,154
#	Kura Sushi, Inc.	1,500	26,584
	Kurabo Industries Ltd.	1,800	67,161
	Kureha Corp.	6,000	107,703
	Kurimoto Ltd.	2,000	57,679
	Kuriyama Holdings Corp.	1,000	8,068
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	95,874
	KYB Corp.	4,000	75,586
	Kyodo Printing Co. Ltd.	900	24,698
	Kyoei Steel Ltd.	2,900	35,469
#	Kyokuto Boeki Kaisha Ltd.	1,600	15,856
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	59,131
#	Kyokuto Securities Co. Ltd.	2,600	27,802
	Kyokuyo Co. Ltd.	1,500	39,908
	Kyorin Pharmaceutical Co. Ltd.	4,500	42,644
		Shares	Value»
JAPAN — (Continued)
#	Kyoritsu Maintenance Co. Ltd.	7,800	$154,344
	Kyosan Electric Manufacturing Co. Ltd.	5,000	16,407
#	Kyowa Electronic Instruments Co. Ltd.	5,600	14,460
	Kyowa Leather Cloth Co. Ltd.	900	4,048
	Kyudenko Corp.	3,100	105,232
	Kyushu Financial Group, Inc.	34,223	173,115
	LA Holdings Co. Ltd.	500	19,471
	Lacto Japan Co. Ltd.	900	18,050
#	LEC, Inc.	3,100	25,231
	Leopalace21 Corp.	25,200	89,662
	Life Corp.	2,300	53,362
	Lifedrink Co., Inc.	2,800	38,651
	LIFULL Co. Ltd.	8,200	10,514
#	LIKE, Inc.	1,600	14,916
	Linical Co. Ltd.	1,600	3,545
#	Link & Motivation, Inc.	3,900	13,601
	Lintec Corp.	4,700	87,888
#	LITALICO, Inc.	2,500	17,756
#	Loadstar Capital KK	1,600	27,994
#	Look Holdings, Inc.	700	10,108
	Mabuchi Motor Co. Ltd.	12,400	170,291
	Macbee Planet, Inc.	800	16,696
	Macnica Holdings, Inc.	16,100	188,972
	Macromill, Inc.	5,600	45,090
	Maeda Kosen Co. Ltd.	5,600	69,356
#	Maezawa Kasei Industries Co. Ltd.	2,100	23,345
	Maezawa Kyuso Industries Co. Ltd.	2,400	20,519
	Makino Milling Machine Co. Ltd.	2,800	209,172
#	Management Solutions Co. Ltd.	1,100	12,155
	Mandom Corp.	5,600	44,335
#	Mani, Inc.	10,000	93,032
	MarkLines Co. Ltd.	1,500	21,288
#	Mars Group Holdings Corp.	1,800	36,741
	Marubun Corp.	1,900	13,570
	Marudai Food Co. Ltd.	2,600	27,745
	Maruha Nichiro Corp.	5,853	112,840
	Maruichi Steel Tube Ltd.	7,200	156,551

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MARUKA FURUSATO Corp.	2,300	$34,787
	Marusan Securities Co. Ltd.	6,200	40,519
#	Maruzen CHI Holdings Co. Ltd.	400	807
	Maruzen Co. Ltd.	1,400	29,943
	Maruzen Showa Unyu Co. Ltd.	1,600	61,381
	Marvelous, Inc.	3,300	12,247
	Matching Service Japan Co. Ltd.	600	4,217
	Matsuda Sangyo Co. Ltd.	2,125	42,832
	Matsui Construction Co. Ltd.	3,400	18,568
	Matsui Securities Co. Ltd.	16,500	86,802
	Matsuoka Corp.	700	8,806
	Matsuya Co. Ltd.	2,500	17,284
	Matsuyafoods Holdings Co. Ltd.	800	31,347
	Max Co. Ltd.	4,000	102,135
	Maxell Ltd.	5,200	67,001
	Maxvalu Tokai Co. Ltd.	1,200	25,262
	MCJ Co. Ltd.	8,900	77,988
	MEC Co. Ltd.	2,100	43,486
	Media Do Co. Ltd.	900	9,022
#	Medical Data Vision Co. Ltd.	3,300	11,119
	Medical System Network Co. Ltd.	2,400	6,205
	Medikit Co. Ltd.	800	13,543
#*	Medley, Inc.	2,400	62,754
	MedPeer, Inc.	1,500	4,477
	Megachips Corp.	1,700	63,828
	Megmilk Snow Brand Co. Ltd.	7,400	126,799
	Meidensha Corp.	4,600	117,578
	Meiji Electric Industries Co. Ltd.	1,400	13,127
#	Meiji Shipping Group Co. Ltd.	1,700	7,439
	Meiko Electronics Co. Ltd.	3,400	197,475
	Meisei Industrial Co. Ltd.	5,000	45,272
	MEITEC Group Holdings, Inc.	9,100	176,698
	Meito Sangyo Co. Ltd.	1,200	15,186
	Meiwa Corp.	4,100	18,256
#	Meiwa Estate Co. Ltd.	1,600	10,430
	Melco Holdings, Inc.	900	12,499
	Menicon Co. Ltd.	7,200	64,605
		Shares	Value»
JAPAN — (Continued)
*	Mercari, Inc.	14,900	$179,916
	Mercuria Holdings Co. Ltd.	2,600	12,022
#*	MetaReal Corp.	700	2,768
	METAWATER Co. Ltd.	3,600	42,798
	Micronics Japan Co. Ltd.	3,600	87,167
#	Midac Holdings Co. Ltd.	2,400	25,554
	Mie Kotsu Group Holdings, Inc.	5,900	19,620
	Mikuni Corp.	2,700	5,502
	Milbon Co. Ltd.	3,000	61,664
	MIMAKI ENGINEERING Co. Ltd.	1,900	18,015
#	Ministop Co. Ltd.	1,800	20,007
#	Mirai Industry Co. Ltd.	700	16,532
	Miraial Co. Ltd.	1,100	8,795
	Mirait One Corp.	11,100	164,844
	Mirarth Holdings, Inc.	14,600	49,072
	Miroku Jyoho Service Co. Ltd.	2,800	34,469
	Mitani Corp.	4,800	60,585
	Mitani Sangyo Co. Ltd.	3,900	8,182
	Mitani Sekisan Co. Ltd.	1,200	39,257
#	Mito Securities Co. Ltd.	10,500	39,306
	Mitsuba Corp.	5,000	28,354
	Mitsubishi Kakoki Kaisha Ltd.	1,000	23,051
	Mitsubishi Logisnext Co. Ltd.	4,000	51,231
	Mitsubishi Logistics Corp.	10,500	75,012
#	Mitsubishi Materials Corp.	13,900	218,170
#	Mitsubishi Paper Mills Ltd.	6,500	25,355
#	Mitsubishi Pencil Co. Ltd.	4,300	61,476
	Mitsubishi Research Institute, Inc.	1,100	34,224
	Mitsubishi Shokuhin Co. Ltd.	1,900	60,905
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	23,777
	Mitsuboshi Belting Ltd.	2,000	50,638
	Mitsui DM Sugar Holdings Co. Ltd.	1,800	39,868

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsui E&S Co. Ltd.	9,400	$95,227
#	Mitsui High-Tec, Inc.	10,500	61,014
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	30,596
	Mitsui Mining & Smelting Co. Ltd.	7,000	206,380
	Mitsui-Soko Holdings Co. Ltd.	2,100	103,992
	Mitsuuroko Group Holdings Co. Ltd.	4,400	51,169
	MIXI, Inc.	4,400	91,239
#	Miyaji Engineering Group, Inc.	3,600	45,320
	Miyazaki Bank Ltd.	2,000	42,182
	Miyoshi Oil & Fat Co. Ltd.	1,100	11,744
	Mizuho Leasing Co. Ltd.	15,000	98,173
	Mizuho Medy Co. Ltd.	1,200	11,697
	Mizuno Corp.	2,000	111,690
	Mochida Pharmaceutical Co. Ltd.	2,600	56,417
	Modec, Inc.	3,900	80,171
	Monogatari Corp.	3,600	77,624
	MORESCO Corp.	1,100	9,097
	Morinaga & Co. Ltd.	9,400	162,029
	Morinaga Milk Industry Co. Ltd.	10,000	187,074
	Moriroku Holdings Co. Ltd.	900	11,677
	Morita Holdings Corp.	3,900	55,948
	Morito Co. Ltd.	2,600	25,674
#	Morozoff Ltd.	4,500	47,651
	Mory Industries, Inc.	900	26,686
	MOS Food Services, Inc.	700	15,837
	MrMax Holdings Ltd.	4,600	20,307
	Mugen Estate Co. Ltd.	1,600	19,049
	m-up Holdings, Inc.	4,700	48,397
	Murakami Corp.	1,000	34,499
	Musashi Seimitsu Industry Co. Ltd.	5,800	113,886
	Musashino Bank Ltd.	4,100	85,728
	Nabtesco Corp.	10,400	185,965
	NAC Co. Ltd.	2,200	8,605
	Nachi-Fujikoshi Corp.	2,600	55,485
	Nafco Co. Ltd.	2,100	25,715
#	Nagano Keiki Co. Ltd.	2,100	29,909
	Nagase & Co. Ltd.	9,100	170,925
	Nagase Brothers, Inc.	900	10,910
	Nagawa Co. Ltd.	400	16,711
		Shares	Value»
JAPAN — (Continued)
	Nagoya Railroad Co. Ltd.	19,200	$214,231
	Naigai Trans Line Ltd.	700	11,838
	Nakabayashi Co. Ltd.	3,300	11,263
	Nakamoto Packs Co. Ltd.	700	7,894
	Nakamuraya Co. Ltd.	600	12,228
	Nakanishi, Inc.	9,300	153,405
	Nakano Refrigerators Co. Ltd.	200	7,182
	Nakayama Steel Works Ltd.	3,500	17,326
#	Namura Shipbuilding Co. Ltd.	7,996	102,666
	Nankai Electric Railway Co. Ltd.	10,900	180,506
	Nanto Bank Ltd.	4,000	90,811
	Natori Co. Ltd.	1,400	19,653
	NEC Capital Solutions Ltd.	900	22,933
	Neturen Co. Ltd.	3,800	24,473
#	New Art Holdings Co. Ltd.	1,000	11,194
*	New Japan Chemical Co. Ltd.	6,200	8,125
	Nextage Co. Ltd.	6,300	60,811
*	NexTone, Inc.	500	4,490
#	NF Holdings Corp.	600	4,903
	NHK Spring Co. Ltd.	7,589	96,726
	Nice Corp.	1,300	12,039
	Nichia Steel Works Ltd.	4,000	7,768
	Nichias Corp.	6,400	209,471
	Nichiban Co. Ltd.	1,500	19,897
	Nichicon Corp.	5,900	41,615
	Nichiden Corp.	1,800	35,326
	Nichiha Corp.	3,300	61,682
	Nichireki Group Co. Ltd.	3,400	52,982
	Nichirin Co. Ltd.	1,430	31,619
	Nifco, Inc.	6,797	162,438
#	Nihon Chouzai Co. Ltd.	1,400	12,057
	Nihon Dempa Kogyo Co. Ltd.	2,700	15,071
	Nihon Dengi Co. Ltd.	1,200	29,405
	Nihon Denkei Co. Ltd.	1,050	12,643
	Nihon Flush Co. Ltd.	3,200	16,631
#	Nihon House Holdings Co. Ltd.	5,600	11,717
	Nihon Kagaku Sangyo Co. Ltd.	1,900	17,413

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nihon M&A Center Holdings, Inc.	40,900	$159,616
	Nihon Nohyaku Co. Ltd.	6,100	29,722
	Nihon Parkerizing Co. Ltd.	11,000	89,702
	Nihon Plast Co. Ltd.	1,700	3,724
	Nihon Tokushu Toryo Co. Ltd.	1,400	11,841
	Nihon Trim Co. Ltd.	400	9,523
#	Nihon Yamamura Glass Co. Ltd.	800	7,995
	Nikkiso Co. Ltd.	6,200	40,508
	Nikko Co. Ltd.	4,200	19,204
	Nikkon Holdings Co. Ltd.	13,800	200,824
	Nippn Corp.	7,000	97,905
	Nippon Air Conditioning Services Co. Ltd.	4,600	32,751
	Nippon Aqua Co. Ltd.	1,700	8,410
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	27,381
	Nippon Carbide Industries Co., Inc.	1,100	12,640
	Nippon Carbon Co. Ltd.	1,200	33,264
	Nippon Chemical Industrial Co. Ltd.	1,300	19,783
#*	Nippon Chemi-Con Corp.	2,900	18,678
#	Nippon Coke & Engineering Co. Ltd.	32,300	19,904
	Nippon Concept Corp.	700	8,253
#	Nippon Concrete Industries Co. Ltd.	8,400	20,184
	Nippon Denko Co. Ltd.	15,100	27,174
	Nippon Densetsu Kogyo Co. Ltd.	4,700	61,872
	Nippon Electric Glass Co. Ltd.	10,000	214,811
	Nippon Gas Co. Ltd.	11,500	161,262
	Nippon Hume Corp.	3,300	32,520
	Nippon Kayaku Co. Ltd.	25,100	205,422
	Nippon Kodoshi Corp.	400	4,827
	Nippon Light Metal Holdings Co. Ltd.	9,580	98,111
	Nippon Paper Industries Co. Ltd.	20,000	114,185
		Shares	Value»
JAPAN — (Continued)
	Nippon Parking Development Co. Ltd.	23,500	$32,051
	Nippon Rietec Co. Ltd.	1,500	13,140
	Nippon Road Co. Ltd.	4,000	47,063
	Nippon Seiki Co. Ltd.	5,800	41,675
#	Nippon Seisen Co. Ltd.	1,500	13,235
	Nippon Sharyo Ltd.	1,200	17,189
#*	Nippon Sheet Glass Co. Ltd.	12,000	29,240
	Nippon Shinyaku Co. Ltd.	5,800	140,341
	Nippon Shokubai Co. Ltd.	16,800	203,798
	Nippon Signal Co. Ltd.	7,000	40,967
	Nippon Soda Co. Ltd.	5,600	103,910
	Nippon Thompson Co. Ltd.	6,500	21,401
#	Nippon Yakin Kogyo Co. Ltd.	1,660	42,853
	Nipro Corp.	17,500	163,466
	Nishikawa Rubber Co. Ltd.	1,900	26,320
	Nishimatsu Construction Co. Ltd.	3,200	103,967
	Nishimatsuya Chain Co. Ltd.	3,400	50,953
	Nishi-Nippon Financial Holdings, Inc.	15,100	207,192
	Nishi-Nippon Railroad Co. Ltd.	7,200	104,110
	Nishio Holdings Co. Ltd.	2,600	71,481
#	Nissan Shatai Co. Ltd.	13,100	86,870
	Nissei ASB Machine Co. Ltd.	1,000	34,844
	Nissei Plastic Industrial Co. Ltd.	1,400	8,670
	Nissha Co. Ltd.	4,900	51,169
	Nisshin Group Holdings Co. Ltd.	5,400	18,265
	Nisshin Oillio Group Ltd.	3,100	99,468
	Nisshinbo Holdings, Inc.	17,536	100,324
	Nissin Corp.	2,200	64,092
	Nisso Holdings Co. Ltd.	2,300	11,439

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissui Corp.	35,600	$196,164
	Nitta Corp.	2,600	60,398
	Nitta Gelatin, Inc.	2,000	9,258
	Nittetsu Mining Co. Ltd.	1,600	48,802
	Nitto Fuji Flour Milling Co. Ltd.	400	16,782
	Nitto Kogyo Corp.	3,700	69,233
#	Nitto Kohki Co. Ltd.	1,300	19,571
	Nitto Seiko Co. Ltd.	6,200	23,183
	Nittoc Construction Co. Ltd.	3,500	23,924
	Nittoku Co. Ltd.	1,300	17,614
#	NJS Co. Ltd.	700	17,721
	Noda Corp.	800	3,639
	Noevir Holdings Co. Ltd.	1,600	47,673
	Nojima Corp.	6,700	100,705
	NOK Corp.	4,435	67,104
	Noritake Co. Ltd.	2,800	69,401
	Noritsu Koki Co. Ltd.	2,900	93,775
	Noritz Corp.	4,000	43,783
	North Pacific Bank Ltd.	32,300	109,169
#	NPC, Inc.	3,700	21,800
	NPR-RIKEN Corp.	3,314	54,129
	NS Tool Co. Ltd.	2,000	9,795
	NS United Kaiun Kaisha Ltd.	1,700	42,904
	NSD Co. Ltd.	8,060	170,178
#	NSK Ltd.	47,399	205,750
	NSW, Inc.	1,200	22,426
	NTN Corp.	51,500	82,492
	Oat Agrio Co. Ltd.	900	11,516
#	Obara Group, Inc.	1,600	39,127
	Oenon Holdings, Inc.	5,000	12,325
	Ogaki Kyoritsu Bank Ltd.	4,200	58,004
	Ohara, Inc.	700	5,075
#	Ohashi Technica, Inc.	1,700	21,979
	Ohba Co. Ltd.	1,400	8,829
	Ohmoto Gumi Co. Ltd.	900	13,943
	Ohsho Food Service Corp.	5,400	100,539
	Oiles Corp.	2,973	46,735
	Oita Bank Ltd.	1,600	32,450
	Okabe Co. Ltd.	4,000	18,955
	Okamoto Industries, Inc.	1,200	41,035
	Okamoto Machine Tool Works Ltd.	700	16,910
	Okamura Corp.	7,900	100,994
	Okasan Securities Group, Inc.	19,900	82,250
	Oki Electric Industry Co. Ltd.	11,500	71,902
		Shares	Value»
JAPAN — (Continued)
	Okinawa Cellular Telephone Co.	2,500	$68,645
#	Okinawa Electric Power Co., Inc.	5,325	30,803
	Okinawa Financial Group, Inc.	2,860	48,780
	OKUMA Corp.	6,200	139,845
	Okumura Corp.	3,500	88,046
	Okura Industrial Co. Ltd.	1,400	27,238
#	Okuwa Co. Ltd.	3,000	15,402
	Onoken Co. Ltd.	2,900	28,967
	Onward Holdings Co. Ltd.	12,700	50,861
	Ootoya Holdings Co. Ltd.	700	22,943
	Open Up Group, Inc.	7,200	87,468
	Optex Group Co. Ltd.	3,800	40,196
*	Optim Corp.	1,200	5,944
	Optorun Co. Ltd.	3,600	41,930
	Organo Corp.	2,700	133,652
	Orient Corp.	4,810	25,316
	Oriental Shiraishi Corp.	13,900	35,356
	Origin Co. Ltd.	600	4,255
	Oro Co. Ltd.	700	11,138
	Osaka Organic Chemical Industry Ltd.	1,800	31,484
#	Osaka Steel Co. Ltd.	1,500	22,591
#	OSAKA Titanium Technologies Co. Ltd.	2,800	34,055
	Osaki Electric Co. Ltd.	6,000	29,042
	OSG Corp.	10,600	117,315
	OUG Holdings, Inc.	500	8,360
	Oyo Corp.	2,700	44,878
#	Ozu Corp.	600	6,583
	Pacific Industrial Co. Ltd.	6,100	59,729
*	Pacific Metals Co. Ltd.	2,400	23,799
	Pack Corp.	1,400	31,808
	PAL GROUP Holdings Co. Ltd.	6,200	136,783
	PALTAC Corp.	2,900	81,036
	Paramount Bed Holdings Co. Ltd.	5,200	93,911
	Park24 Co. Ltd.	12,800	169,006
	Parker Corp.	2,400	12,807
	Pasona Group, Inc.	3,900	50,415
	Pegasus Co. Ltd.	2,600	8,241
	Penta-Ocean Construction Co. Ltd.	30,200	127,395

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	People Dreams & Technologies Group Co. Ltd.	900	$9,329
*	PeptiDream, Inc.	9,901	135,890
#	Pharma Foods International Co. Ltd.	3,100	19,627
#	PHC Holdings Corp.	1,000	6,690
*	PIA Corp.	800	16,297
	Pickles Holdings Co. Ltd.	2,400	16,545
	Pigeon Corp.	15,000	142,148
	PILLAR Corp.	2,000	54,533
	Pilot Corp.	3,800	107,775
	Piolax, Inc.	2,300	34,629
	Plus Alpha Consulting Co. Ltd.	3,500	40,384
	Pole To Win Holdings, Inc.	5,100	13,712
	Port, Inc.	1,800	22,236
	Premium Group Co. Ltd.	4,800	81,095
	Premium Water Holdings, Inc.	400	7,478
	Press Kogyo Co. Ltd.	9,000	32,771
#	Pressance Corp.	4,100	62,988
	Prestige International, Inc.	15,500	69,940
	Prima Meat Packers Ltd.	3,000	42,380
	Procrea Holdings, Inc.	3,104	34,936
#	Pronexus, Inc.	2,300	19,755
	Pro-Ship, Inc.	900	9,028
	Proto Corp.	4,200	33,762
	PS Construction Co. Ltd.	1,110	8,459
	Punch Industry Co. Ltd.	2,600	6,602
	QB Net Holdings Co. Ltd.	1,400	9,185
	Qol Holdings Co. Ltd.	3,800	35,885
	Quick Co. Ltd.	2,200	31,416
	Raccoon Holdings, Inc.	2,900	16,890
	Raito Kogyo Co. Ltd.	4,700	66,347
	Raiznext Corp.	4,600	45,944
	Raksul, Inc.	7,500	65,234
	Rakus Co. Ltd.	6,800	84,460
	Rasa Corp.	1,400	12,869
	Rasa Industries Ltd.	800	12,753
	Relo Group, Inc.	9,600	117,661
	Renaissance, Inc.	1,600	10,696
	Rengo Co. Ltd.	25,300	143,001
#*	RENOVA, Inc.	6,700	26,638
		Shares	Value»
JAPAN — (Continued)
	Resorttrust, Inc.	11,500	$241,059
	Restar Corp.	2,800	45,117
	Retail Partners Co. Ltd.	3,200	26,321
	Rheon Automatic Machinery Co. Ltd.	2,000	18,924
	Ricoh Leasing Co. Ltd.	1,500	49,567
	Ride On Express Holdings Co. Ltd.	1,200	7,885
	Riken Keiki Co. Ltd.	3,000	60,085
	Riken Technos Corp.	5,600	36,833
	Riken Vitamin Co. Ltd.	2,200	33,464
#	Ringer Hut Co. Ltd.	1,800	26,407
	Rion Co. Ltd.	1,400	25,029
#	Riso Kyoiku Co. Ltd.	5,580	10,734
	Rix Corp.	700	13,142
#	Rock Field Co. Ltd.	2,100	21,506
	Rokko Butter Co. Ltd.	1,700	13,553
	Roland Corp.	2,000	50,931
#	Rorze Corp.	3,200	34,886
	Round One Corp.	24,400	205,929
#	Royal Holdings Co. Ltd.	2,700	44,843
	Ryobi Ltd.	3,200	46,797
	RYODEN Corp.	2,300	36,997
	Ryoyo Ryosan Holdings, Inc.	2,192	35,452
	S Foods, Inc.	2,300	37,174
	S&B Foods, Inc.	1,000	33,323
#	Sac's Bar Holdings, Inc.	3,250	19,363
	Sagami Rubber Industries Co. Ltd.	1,000	6,205
	Saibu Gas Holdings Co. Ltd.	2,800	30,866
	Saizeriya Co. Ltd.	1,500	44,854
	Sakai Chemical Industry Co. Ltd.	2,200	36,114
	Sakai Heavy Industries Ltd.	1,200	18,052
	Sakai Moving Service Co. Ltd.	3,400	52,829
	Sakata INX Corp.	5,200	57,137
	Sakata Seed Corp.	1,100	25,982
	Sala Corp.	7,300	38,832
#	Samco, Inc.	900	17,034
	San Holdings, Inc.	4,400	29,620
	San ju San Financial Group, Inc.	2,700	41,892
	San-A Co. Ltd.	5,000	95,160
	San-Ai Obbli Co. Ltd.	6,600	76,471
	Sangetsu Corp.	5,000	92,930

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-In Godo Bank Ltd.	16,200	$138,472
*	Sanken Electric Co. Ltd.	2,400	94,262
	Sanki Engineering Co. Ltd.	5,000	100,667
	Sanko Gosei Ltd.	2,900	12,882
	Sankyo Frontier Co. Ltd.	1,200	15,990
	Sankyo Seiko Co. Ltd.	4,000	15,793
	Sankyo Tateyama, Inc.	2,800	10,820
	Sankyu, Inc.	4,400	157,152
	Sanoh Industrial Co. Ltd.	5,400	24,980
	Sansei Technologies, Inc.	1,200	10,307
#	Sansha Electric Manufacturing Co. Ltd.	800	4,403
	Sanshin Electronics Co. Ltd.	2,000	25,128
#	Santec Holdings Corp.	600	23,646
	Sanyo Chemical Industries Ltd.	1,600	40,353
	Sanyo Denki Co. Ltd.	1,000	60,462
#	Sanyo Electric Railway Co. Ltd.	3,300	42,937
	Sanyo Shokai Ltd.	2,500	49,099
	Sanyo Special Steel Co. Ltd.	2,900	37,235
	Sanyo Trading Co. Ltd.	2,600	25,134
	Sato Holdings Corp.	3,000	42,549
	Sato Shoji Corp.	2,600	24,311
	Satori Electric Co. Ltd.	2,600	27,973
	Sawai Group Holdings Co. Ltd.	13,800	178,243
	SAXA, Inc.	400	7,385
*	SBI ARUHI Corp.	1,300	7,439
	SBI Global Asset Management Co. Ltd.	6,200	27,780
	SBI Insurance Group Co. Ltd.	1,200	8,551
	SBS Holdings, Inc.	2,300	36,559
	Scroll Corp.	4,700	32,623
	SEC Carbon Ltd.	1,000	14,095
#	Seed Co. Ltd.	1,500	4,845
#	Segue Group Co. Ltd.	1,700	6,887
	Seika Corp.	1,600	46,466
	Seikagaku Corp.	5,200	26,572
		Shares	Value»
JAPAN — (Continued)
#	Seikitokyu Kogyo Co. Ltd.	1,400	$13,915
	Seiko Group Corp.	3,300	112,915
	Seino Holdings Co. Ltd.	3,000	45,287
#	Seiren Co. Ltd.	5,100	88,081
	Sekisui Jushi Corp.	3,700	46,789
	Sekisui Kasei Co. Ltd.	3,500	7,942
	SEMITEC Corp.	800	9,382
	Senko Group Holdings Co. Ltd.	12,500	125,324
	Senshu Electric Co. Ltd.	2,000	64,855
	Senshu Ikeda Holdings, Inc.	29,200	82,583
#*	Senshukai Co. Ltd.	3,000	4,464
	SERAKU Co. Ltd.	1,100	12,191
	Seria Co. Ltd.	4,800	82,396
	Seven Bank Ltd.	65,200	129,320
#	SFP Holdings Co. Ltd.	1,400	19,406
	Shibaura Electronics Co. Ltd.	2,400	49,131
#	Shibaura Machine Co. Ltd.	2,500	57,568
#	Shibaura Mechatronics Corp.	1,200	62,810
	Shibusawa Logistics Corp.	1,200	23,849
	Shibuya Corp.	2,000	47,015
#*	SHIFT, Inc.	18,000	148,462
	Shiga Bank Ltd.	4,699	139,632
	Shikibo Ltd.	900	5,851
	Shikoku Bank Ltd.	5,400	42,359
	Shikoku Electric Power Co., Inc.	18,800	144,075
	Shikoku Kasei Holdings Corp.	4,600	56,752
	Shima Seiki Manufacturing Ltd.	3,200	21,038
#	Shimadaya Corp.	900	8,310
#	Shimizu Bank Ltd.	2,400	23,210
#	Shimojima Co. Ltd.	1,200	10,194
	Shin Nippon Air Technologies Co. Ltd.	2,400	29,695
	Shin Nippon Biomedical Laboratories Ltd.	3,300	35,963
	Shinagawa Refractories Co. Ltd.	4,500	50,256
	Shindengen Electric Manufacturing Co. Ltd.	1,400	21,847

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Polymer Co. Ltd.	5,000	$52,284
	Shinko Shoji Co. Ltd.	4,000	26,126
	Shinmaywa Industries Ltd.	7,700	67,055
	Shinnihon Corp.	3,400	35,049
	Shinnihonseiyaku Co. Ltd.	500	6,297
	Shinsho Corp.	1,000	39,412
	Shinwa Co. Ltd. (3447 JP)	1,700	8,192
	Shinwa Co. Ltd. (7607 JP)	1,500	28,598
	Ship Healthcare Holdings, Inc.	9,600	131,021
	Shizuoka Gas Co. Ltd.	5,100	33,017
	SHO-BOND Holdings Co. Ltd.	2,300	74,532
	Shoei Co. Ltd.	6,000	83,213
	Shoei Foods Corp.	600	15,864
	Showa Sangyo Co. Ltd.	2,000	35,641
	Sigma Koki Co. Ltd.	700	6,293
	SIGMAXYZ Holdings, Inc.	6,800	41,034
	Siix Corp.	3,600	26,206
*	Simplex Holdings, Inc.	2,900	54,173
	Sinanen Holdings Co. Ltd.	1,000	41,726
	Sinfonia Technology Co. Ltd.	3,599	161,229
#	Sinko Industries Ltd.	7,200	57,491
	Sintokogio Ltd.	5,338	31,949
	SK Kaken Co. Ltd.	200	11,537
	SK-Electronics Co. Ltd.	1,300	16,376
	SKY Perfect JSAT Holdings, Inc.	20,600	123,422
#*	Smaregi, Inc.	600	10,280
	SMK Corp.	500	9,112
	SMS Co. Ltd.	7,700	82,453
#	SNT Corp.	3,900	5,145
	Soda Nikka Co. Ltd.	3,100	22,410
	Sodick Co. Ltd.	5,800	30,918
	Soft99 Corp.	2,300	21,398
	Softcreate Holdings Corp.	1,800	26,690
	Software Service, Inc.	400	30,497
	Soken Chemical & Engineering Co. Ltd.	800	17,903
	Solasto Corp.	6,800	20,745
	Soliton Systems KK	1,500	11,117
		Shares	Value»
JAPAN — (Continued)
	Sotetsu Holdings, Inc.	9,700	$160,683
	Sotoh Co. Ltd.	600	2,632
	Space Co. Ltd.	4,280	30,705
	Sparx Group Co. Ltd.	2,360	22,283
	SPK Corp.	1,000	13,554
	S-Pool, Inc.	900	1,634
#	Sprix, Inc.	1,600	9,725
	SRA Holdings	1,000	27,814
*	SRE Holdings Corp.	1,600	34,616
#	SRS Holdings Co. Ltd.	2,500	19,100
#	ST Corp.	2,100	20,623
	St. Care Holding Corp.	2,600	12,491
	St. Marc Holdings Co. Ltd.	1,700	28,070
	Star Mica Holdings Co. Ltd.	3,600	19,775
	Star Micronics Co. Ltd.	5,000	62,845
	Starts Corp., Inc.	3,800	94,396
	Starzen Co. Ltd.	2,000	37,400
	Stella Chemifa Corp.	1,500	42,843
	Step Co. Ltd.	1,500	21,101
	Strike Co. Ltd.	900	18,325
#	Studio Alice Co. Ltd.	1,100	15,113
	Subaru Enterprise Co. Ltd.	1,000	21,766
	Sugimoto & Co. Ltd.	3,000	25,529
	Sumida Corp.	3,300	19,343
#	Suminoe Co. Ltd.	900	12,462
	Sumitomo Bakelite Co. Ltd.	5,000	120,404
	Sumitomo Densetsu Co. Ltd.	2,200	70,535
	Sumitomo Mitsui Construction Co. Ltd.	21,592	57,916
	Sumitomo Osaka Cement Co. Ltd.	4,000	85,296
	Sumitomo Riko Co. Ltd.	5,000	58,195
	Sumitomo Seika Chemicals Co. Ltd.	900	26,888
	Sumitomo Warehouse Co. Ltd.	7,300	127,206
	Sun Frontier Fudousan Co. Ltd.	3,700	47,831
	Suncall Corp.	1,500	2,468
	Sun-Wa Technos Corp.	1,500	21,932
#	SUNWELS Co. Ltd.	1,500	6,154
	Suruga Bank Ltd.	20,500	159,349

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Suzuden Corp.	1,100	$13,478
	Suzuken Co. Ltd.	3,600	112,368
	Suzuki Co. Ltd.	1,400	15,778
	SWCC Corp.	4,300	209,672
	System Research Co. Ltd.	1,200	12,550
	System Support Holdings, Inc.	1,000	12,767
	Systena Corp.	34,600	79,106
#	Syuppin Co. Ltd.	1,800	12,806
	T Hasegawa Co. Ltd.	3,100	59,765
	T RAD Co. Ltd.	1,100	25,507
	Tachibana Eletech Co. Ltd.	2,500	42,872
	Tachikawa Corp.	2,700	24,660
	Tachi-S Co. Ltd.	4,300	51,149
	Tadano Ltd.	13,200	97,814
	Taihei Dengyo Kaisha Ltd.	2,000	62,027
	Taiheiyo Cement Corp.	2,300	57,926
	Taiho Kogyo Co. Ltd.	1,900	7,850
	Taikisha Ltd.	2,600	78,256
	Taiko Bank Ltd.	1,100	10,988
	Taisei Lamick Co. Ltd.	800	13,030
	Taiyo Holdings Co. Ltd.	3,500	94,142
#	Taiyo Yuden Co. Ltd.	14,500	202,726
	Takamatsu Construction Group Co. Ltd.	2,100	37,085
	Takamiya Co. Ltd.	1,700	4,496
	Takaoka Toko Co. Ltd.	1,200	16,238
	Takara & Co. Ltd.	1,500	30,104
	Takara Bio, Inc.	5,600	37,211
	Takara Holdings, Inc.	18,700	164,481
	Takara Standard Co. Ltd.	4,000	43,220
	Takasago International Corp.	2,100	72,838
	Takasago Thermal Engineering Co. Ltd.	3,500	136,318
	Takashimaya Co. Ltd.	7,000	59,429
#	Takasho Co. Ltd.	1,700	4,431
#	Takatori Corp.	400	4,005
	Take & Give Needs Co. Ltd.	1,300	7,983
	TAKEBISHI Corp.	1,400	17,358
#	Takeuchi Manufacturing Co. Ltd.	3,400	119,013
#	Taki Chemical Co. Ltd.	500	10,732
	Takuma Co. Ltd.	7,800	84,429
		Shares	Value»
JAPAN — (Continued)
#	Tama Home Co. Ltd.	1,900	$40,223
	Tamron Co. Ltd.	4,000	117,016
#	Tamura Corp.	11,000	42,200
#	Tanaka Chemical Corp.	1,600	5,051
#	Tanseisha Co. Ltd.	5,900	34,192
	Taoka Chemical Co. Ltd.	1,000	6,392
	Tayca Corp.	1,900	18,517
	Tazmo Co. Ltd.	1,200	15,945
	Tbk Co. Ltd.	2,800	4,956
	TDC Soft, Inc.	5,200	46,888
	TechMatrix Corp.	5,200	84,354
	Techno Horizon Co. Ltd.	1,400	3,794
	Techno Medica Co. Ltd.	700	7,947
	Techno Ryowa Ltd.	1,500	24,783
	Techno Smart Corp.	700	7,991
	TechnoPro Holdings, Inc.	8,900	177,649
	Tecnos Japan, Inc.	2,900	15,518
	Teijin Ltd.	19,000	162,068
	Teikoku Electric Manufacturing Co. Ltd.	2,300	41,416
	Teikoku Sen-I Co. Ltd.	2,900	44,500
	Teikoku Tsushin Kogyo Co. Ltd.	800	12,062
	Tekken Corp.	1,800	29,498
	Temairazu, Inc.	400	7,981
	Tenma Corp.	2,000	36,199
#	Tenpos Holdings Co. Ltd.	700	15,898
	Tera Probe, Inc.	500	10,135
	Terasaki Electric Co. Ltd.	700	10,795
	TESEC Corp.	700	6,817
	Tess Holdings Co. Ltd.	6,500	11,275
	THK Co. Ltd.	1,700	41,932
	Tigers Polymer Corp.	1,400	6,401
	TKC Corp.	2,400	58,915
#*	TKP Corp.	1,600	16,515
	Toa Corp. (1885 JP)	9,600	73,334
	Toa Corp. (6809 JP)	2,600	15,889
	TOA ROAD Corp.	3,000	25,246
	Toagosei Co. Ltd.	12,300	114,049
	TOBISHIMA HOLDINGS, Inc.	3,420	36,327
	TOC Co. Ltd.	6,100	25,380
	Tocalo Co. Ltd.	8,200	95,032
#	Tochigi Bank Ltd.	12,300	23,039
	Toda Corp.	25,600	154,970
#*	Toda Kogyo Corp.	200	1,361
	Toei Co. Ltd.	1,500	55,009
	Toenec Corp.	7,000	46,144

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Bank Ltd.	31,300	$62,430
#	Toho Co. Ltd. (8142 JP)	900	16,034
	Toho Gas Co. Ltd.	2,800	70,278
	Toho Holdings Co. Ltd.	2,500	69,114
#	Toho Titanium Co. Ltd.	4,500	30,041
#*	Toho Zinc Co. Ltd.	2,700	9,016
	Tohoku Bank Ltd.	800	5,853
#	Tohokushinsha Film Corp.	5,400	22,174
	Tokai Carbon Co. Ltd.	25,500	142,018
	Tokai Corp.	2,500	35,428
	TOKAI Holdings Corp.	10,700	65,126
	Tokai Rika Co. Ltd.	6,900	101,368
	Tokai Tokyo Financial Holdings, Inc.	25,100	81,927
	Token Corp.	880	70,409
	Tokushu Tokai Paper Co. Ltd.	919	21,145
	Tokuyama Corp.	6,900	114,521
	Tokyo Base Co. Ltd.	2,400	4,913
#	Tokyo Electron Device Ltd.	2,400	48,421
	Tokyo Energy & Systems, Inc.	4,100	28,624
	Tokyo Individualized Educational Institute, Inc.	3,700	8,363
#	Tokyo Keiki, Inc.	800	16,244
	Tokyo Kiraboshi Financial Group, Inc.	3,024	93,516
	Tokyo Rope Manufacturing Co. Ltd.	600	5,017
	Tokyo Sangyo Co. Ltd.	2,700	12,875
	Tokyo Seimitsu Co. Ltd.	4,252	201,312
	Tokyo Steel Manufacturing Co. Ltd.	6,600	66,455
#	Tokyo Tekko Co. Ltd.	1,500	57,373
#	Tokyo Theatres Co., Inc.	600	4,185
#	Tokyotokeiba Co. Ltd.	1,800	51,921
	Tokyu Construction Co. Ltd.	10,400	49,404
	Toli Corp.	6,000	17,945
	Tomato Bank Ltd.	900	7,270
	Tomen Devices Corp.	400	15,776
		Shares	Value»
JAPAN — (Continued)
	Tomoe Corp.	3,500	$26,817
	Tomoe Engineering Co. Ltd.	1,000	24,474
	Tomoku Co. Ltd.	1,500	22,829
	TOMONY Holdings, Inc.	25,600	74,324
	Tomy Co. Ltd.	8,717	268,624
	Tonami Holdings Co. Ltd.	800	33,690
	Topcon Corp.	13,400	250,831
	Topre Corp.	4,300	52,535
	Topy Industries Ltd.	1,600	21,385
#	Torex Semiconductor Ltd.	1,100	8,277
#	Toridoll Holdings Corp.	4,600	111,588
	Torigoe Co. Ltd.	2,500	11,784
	Torii Pharmaceutical Co. Ltd.	1,600	51,197
	Torishima Pump Manufacturing Co. Ltd.	2,000	29,222
	Tosei Corp.	4,200	64,570
	Toshiba TEC Corp.	3,200	70,177
	Tosho Co. Ltd.	2,800	12,480
	Totech Corp.	3,600	54,934
	Totetsu Kogyo Co. Ltd.	3,100	64,104
	Tottori Bank Ltd.	600	5,024
	Toukei Computer Co. Ltd.	1,000	28,073
	Tow Co. Ltd.	4,500	9,035
#	Towa Bank Ltd.	7,700	33,233
#	Towa Corp.	7,200	94,946
	Towa Pharmaceutical Co. Ltd.	3,000	58,080
	Toyo Construction Co. Ltd.	10,400	93,361
	Toyo Corp.	3,000	27,407
	Toyo Denki Seizo KK	1,000	8,273
	Toyo Engineering Corp.	3,400	15,771
#	Toyo Gosei Co. Ltd.	600	20,214
	Toyo Kanetsu KK	1,200	30,302
#	Toyo Machinery & Metal Co. Ltd.	2,600	10,663
#	Toyo Securities Co. Ltd.	12,000	42,477
	Toyo Tanso Co. Ltd.	1,900	48,597
	Toyo Tire Corp.	11,900	195,605
	Toyobo Co. Ltd.	20,000	126,439
	Toyoda Gosei Co. Ltd.	8,500	151,913
	Toyota Boshoku Corp.	6,481	86,024
	TPR Co. Ltd.	3,300	50,836
	Transaction Co. Ltd.	2,400	29,883
	Transcosmos, Inc.	3,300	68,239

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TRE Holdings Corp.	6,356	$63,926
#	Treasure Factory Co. Ltd.	1,400	14,921
	Trenders, Inc.	1,600	8,888
	Tri Chemical Laboratories, Inc.	1,100	22,869
	Trusco Nakayama Corp.	5,200	69,272
#	TRYT, Inc.	4,700	12,757
	TS Tech Co. Ltd.	11,800	133,736
	TSI Holdings Co. Ltd.	8,125	64,829
	Tsubaki Nakashima Co. Ltd.	9,000	26,990
	Tsubakimoto Chain Co.	10,500	129,013
	Tsubakimoto Kogyo Co. Ltd.	1,200	15,320
#	Tsuburaya Fields Holdings, Inc.	4,100	49,108
	Tsugami Corp.	5,000	53,467
	Tsukada Global Holdings, Inc.	1,900	5,611
	Tsukishima Holdings Co. Ltd.	4,000	37,815
	Tsukuba Bank Ltd.	5,500	9,085
	Tsumura & Co.	7,800	229,647
	Tsurumi Manufacturing Co. Ltd.	2,000	43,385
	Tsutsumi Jewelry Co. Ltd.	800	12,133
	TV Asahi Holdings Corp.	3,400	53,751
	Tv Tokyo Holdings Corp.	1,500	30,965
	UACJ Corp.	4,203	144,413
	UBE Corp.	12,100	177,958
	Ubicom Holdings, Inc.	800	6,918
	Uchida Yoko Co. Ltd.	1,200	52,574
	ULS Group, Inc.	300	9,587
#	Ultrafabrics Holdings Co. Ltd.	600	3,382
	Ulvac, Inc.	3,300	129,783
#	U-Next Holdings Co. Ltd.	6,600	79,078
	Unipres Corp.	5,500	38,830
	United Arrows Ltd.	2,700	45,793
	United Super Markets Holdings, Inc.	7,321	36,759
	UNITED, Inc.	2,400	12,412
#	Universal Entertainment Corp.	3,800	27,767
	User Local, Inc.	600	7,009
	Ushio, Inc.	11,800	158,208
		Shares	Value»
JAPAN — (Continued)
	UT Group Co. Ltd.	4,300	$60,648
	V Technology Co. Ltd.	1,500	22,438
	Valor Holdings Co. Ltd.	4,800	67,467
	Valqua Ltd.	1,500	31,526
#	Value HR Co. Ltd.	1,400	13,655
	ValueCommerce Co. Ltd.	2,300	17,857
#*	V-Cube, Inc.	1,000	1,352
	Vector, Inc.	3,300	22,112
	Vertex Corp.	1,800	22,745
	Vision, Inc.	5,000	37,525
*	Visional, Inc.	1,600	79,371
	Vital KSK Holdings, Inc.	5,900	44,971
	VT Holdings Co. Ltd.	7,400	24,939
	Wacoal Holdings Corp.	4,400	153,535
	Wakachiku Construction Co. Ltd.	1,700	40,332
	Wakita & Co. Ltd.	3,700	43,001
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	33,910
	Watahan & Co. Ltd.	2,000	21,567
	WATAMI Co. Ltd.	1,100	6,508
	WDB Holdings Co. Ltd.	1,100	12,242
	WDI Corp.	600	12,981
	Weathernews, Inc.	1,400	31,791
	Wellneo Sugar Co. Ltd.	2,100	31,147
	Wellnet Corp.	2,300	12,541
#	West Holdings Corp.	3,408	34,607
	Will Group, Inc.	1,500	9,735
*	WingArc1st, Inc.	2,600	57,400
	Wood One Co. Ltd.	600	3,092
	World Co. Ltd.	2,800	44,709
	World Holdings Co. Ltd.	1,000	13,060
	Wowow, Inc.	800	5,165
#*	W-Scope Corp.	7,000	11,328
	Xebio Holdings Co. Ltd.	4,700	38,064
	Yahagi Construction Co. Ltd.	4,200	41,838
	YAKUODO Holdings Co. Ltd.	3,000	37,140
	YAMABIKO Corp.	3,960	69,708
	YAMADA Consulting Group Co. Ltd.	1,900	23,460
#	Yamae Group Holdings Co. Ltd.	1,700	22,080
	Yamagata Bank Ltd.	3,600	24,155
	Yamaguchi Financial Group, Inc.	8,236	91,784

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaichi Electronics Co. Ltd.	3,100	$46,415
#	Yamami Co.	500	10,809
	Yamanashi Chuo Bank Ltd.	4,600	67,146
	Yamatane Corp.	1,000	24,490
	Yamato Corp.	1,400	11,835
	Yamaura Corp.	1,300	10,444
	Yamaya Corp.	1,000	18,141
	Yamazen Corp.	6,600	56,843
	Yaoko Co. Ltd.	600	35,090
	Yashima Denki Co. Ltd.	2,600	28,702
	Yasuda Logistics Corp.	2,000	22,735
	Yellow Hat Ltd.	4,500	79,373
	Yodogawa Steel Works Ltd.	2,400	86,904
	Yokogawa Bridge Holdings Corp.	4,000	69,476
	Yokorei Co. Ltd.	6,700	37,397
	Yokowo Co. Ltd.	2,300	24,192
	Yomeishu Seizo Co. Ltd.	1,000	16,303
	Yondenko Corp.	2,520	24,866
#	Yondoshi Holdings, Inc.	2,300	28,358
	Yonex Co. Ltd.	7,400	99,560
#	Yorozu Corp.	2,000	13,233
#*	Yoshimura Food Holdings KK	1,500	9,812
#	Yoshinoya Holdings Co. Ltd.	8,200	155,489
#	Yotai Refractories Co. Ltd.	3,000	32,736
	Yuasa Trading Co. Ltd.	2,000	56,815
	Yukiguni Maitake Co. Ltd.	2,100	15,797
	Yurtec Corp.	6,100	68,516
	Yushin Precision Equipment Co. Ltd.	1,200	5,313
	Yushiro Chemical Industry Co. Ltd.	1,000	13,545
	Zacros Corp.	1,400	35,898
	Zenitaka Corp.	400	10,153
	Zenkoku Hosho Co. Ltd.	3,188	113,103
	Zenrin Co. Ltd.	3,800	21,589
	Zeon Corp.	17,500	162,682
	ZERIA Pharmaceutical Co. Ltd.	3,400	48,900
	ZIGExN Co. Ltd.	10,600	31,581
	Zojirushi Corp.	3,300	35,795
		Shares	Value»
JAPAN — (Continued)
#	Zuiko Corp.	2,800	$24,079
TOTAL JAPAN			70,376,227
NETHERLANDS — (1.8%)
	Aalberts NV	11,759	415,056
	Acomo NV	2,505	47,081
*Ω	Alfen NV	2,289	33,611
	Allfunds Group PLC	6,947	35,724
#	AMG Critical Materials NV	3,379	49,034
	Aperam SA	6,050	166,962
	Arcadis NV	9,292	530,485
#*	Avantium NV	4,187	7,648
Ω	B&S Group SARL	5,301	22,988
*Ω	Basic-Fit NV	4,834	122,264
#	Brunel International NV	2,645	25,681
	Corbion NV	7,289	170,176
Ω	CTP NV	10,026	166,692
	Flow Traders Ltd.	5,117	128,575
	ForFarmers NV	4,983	17,575
	Fugro NV	21,119	337,099
	IMCD NV	4,517	707,364
*	InPost SA	7,740	126,623
	JDE Peet's NV	817	14,270
*Ω	Just Eat Takeaway.com NV (JET LN)	8,711	106,047
*Ω	Just Eat Takeaway.com NV (TKWY NA)	8,756	105,733
#	Kendrion NV	2,383	25,443
	Koninklijke BAM Groep NV	57,099	250,670
	Koninklijke Heijmans NV	3,425	114,123
	Koninklijke Vopak NV	10,402	477,461
	Nedap NV	608	37,480
	OCI NV	10,813	124,517
#*	Pharming Group NV	46,831	41,946
#	PostNL NV	37,605	38,269
	Randstad NV	9,175	396,085
	SBM Offshore NV	15,980	298,541
*	SIF Holding NV	631	7,972
Ω	Signify NV	14,744	318,274
	Sligro Food Group NV	3,086	33,932
#	TKH Group NV	5,041	185,590
#*	TomTom NV	7,909	41,766
	Van Lanschot Kempen NV	4,836	237,937
TOTAL NETHERLANDS			5,966,694
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	54,951
#	Briscoe Group Ltd.	4,326	11,350

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Channel Infrastructure NZ Ltd.	36,614	$39,390
	Delegat Group Ltd.	3,242	8,783
*	Fletcher Building Ltd. (FBU NZ)	22,463	36,152
	Freightways Group Ltd.	12,736	76,770
	Genesis Energy Ltd.	47,844	59,331
*	Gentrack Group Ltd.	8,338	59,818
	Hallenstein Glasson Holdings Ltd.	5,327	25,554
	Heartland Group Holdings Ltd.	87,409	53,197
#	Investore Property Ltd.	32,564	20,529
*	KMD Brands Ltd.	57,266	13,068
	Manawa Energy Ltd.	4,827	15,397
	NZME Ltd. (NZM AU)	14,069	8,435
	NZX Ltd.	26,482	22,057
*	Oceania Healthcare Ltd.	61,685	28,520
*	Pacific Edge Ltd.	48,944	1,627
*	PGG Wrightson Ltd.	1,057	1,082
*	Rakon Ltd.	8,385	2,698
#	Restaurant Brands New Zealand Ltd.	2,935	6,575
	Sanford Ltd.	8,585	23,024
	Scales Corp. Ltd.	8,503	19,458
*	Serko Ltd.	3,777	7,988
	Skellerup Holdings Ltd.	13,671	39,232
	SKY Network Television Ltd.	12,046	19,007
	SKYCITY Entertainment Group Ltd.	47,456	37,390
	Steel & Tube Holdings Ltd.	31,557	14,950
	Summerset Group Holdings Ltd.	16,401	119,994
	Tourism Holdings Ltd.	14,010	15,312
	TOWER Ltd.	35,693	25,888
	Turners Automotive Group Ltd.	4,931	15,237
*	Vista Group International Ltd.	35,213	64,250
#	Warehouse Group Ltd.	13,502	7,854
TOTAL NEW ZEALAND			954,868
NORWAY — (0.9%)
	2020 Bulkers Ltd.	1,664	18,460
	ABG Sundal Collier Holding ASA	48,103	29,596
		Shares	Value»
NORWAY — (Continued)
	AF Gruppen ASA	2,925	$41,390
*	Akastor ASA	20,811	25,273
	Aker BioMarine ASA	2,247	12,991
	Aker Solutions ASA	18,260	51,847
	AMSC ASA	10,667	29,133
#*	ArcticZymes Technologies ASA	4,800	6,192
	Atea ASA	9,153	116,727
#Ω	Avance Gas Holding Ltd.	3,411	26,054
#*	Axactor ASA	25,001	8,768
	B2 Impact ASA	23,892	22,738
	Belships ASA	7,600	13,570
#*	BEWi ASA	6,546	15,965
*	Bluenord ASA	2,137	126,952
	Bonheur ASA	2,161	46,606
#	Borr Drilling Ltd.	12,646	43,882
	Borregaard ASA	4,135	74,259
	Bouvet ASA	10,437	74,371
	BW Offshore Ltd.	10,768	30,233
*	Cloudberry Clean Energy ASA	22,324	24,060
*Ω	Crayon Group Holding ASA	6,066	56,572
	DNO ASA	55,702	64,241
*Ω	Elkem ASA	32,694	64,388
Ω	Elmera Group ASA	17,422	46,967
	Elopak ASA	20,567	75,166
Ω	Europris ASA	16,921	123,445
*	FLEX LNG Ltd. (FLNG US)	3,156	80,510
*	Gentoo Media, Inc.	7,082	14,292
#	Grieg Seafood ASA	5,477	36,186
*	Hexagon Composites ASA	17,331	57,455
*	Hexagon Purus ASA	5,948	1,532
Ω	Kid ASA	5,116	70,518
	Kitron ASA	23,107	79,160
Ω	Klaveness Combination Carriers ASA	3,243	21,584
*	Kongsberg Automotive ASA	96,264	14,370
*	LINK Mobility Group Holding ASA	33,260	68,410
	Medistim ASA	1,105	15,634
*	Morrow Bank ASA	13,215	10,912
	MPC Container Ships ASA	44,680	72,431
Ω	Multiconsult ASA	2,262	39,545
*	Napatech AS	2,111	4,748
	Norbit ASA	4,217	39,733
*	Nordic Mining ASA	10,260	19,796
#*Ω	Norske Skog ASA	7,831	16,552
*	Northern Ocean Ltd.	15,527	10,498
#*	Norwegian Air Shuttle ASA	69,005	65,910
*	NRC Group ASA	4,746	1,827

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Nykode Therapeutics ASA	15,821	$3,735
	Odfjell Drilling Ltd.	14,732	80,711
	Odfjell SE, Class A	2,813	29,336
	Odfjell Technology Ltd.	1,620	6,442
*	OKEA ASA	3,071	5,393
#Ω	Okeanis Eco Tankers Corp.	2,062	49,720
*	Otello Corp. ASA	4,092	2,739
	Panoro Energy ASA	7,326	18,428
	Pareto Bank ASA	5,469	35,751
	Pexip Holding ASA	6,590	26,879
*	PhotoCure ASA	3,580	18,224
	Rana Gruber ASA	3,575	23,149
#*	REC Silicon ASA	35,228	4,390
	Rogaland Sparebank	1,135	13,155
*	SATS ASA	6,868	16,651
*Ω	Scatec ASA	13,436	93,956
	Sea1 offshore, Inc.	8,468	17,006
	Selvaag Bolig ASA	5,226	16,393
#*Ω	Shelf Drilling Ltd.	13,484	10,609
*	SmartCraft ASA	8,158	19,096
*	Solstad Offshore ASA	4,068	14,470
	Sparebanken More	3,895	33,701
	Stolt-Nielsen Ltd.	3,225	83,341
	Veidekke ASA	8,719	111,360
	Wilh Wilhelmsen Holding ASA, Class A	1,573	57,157
#*Ω	XXL ASA	610	687
*	Zaptec ASA	6,598	8,349
TOTAL NORWAY			2,812,277
PORTUGAL — (0.5%)
	Altri SGPS SA	13,025	77,752
	Banco Comercial Portugues SA, Class R	1,695,840	885,215
	Corticeira Amorim SGPS SA	5,127	44,775
	CTT-Correios de Portugal SA	11,368	69,342
	Ibersol SGPS SA	3,299	29,138
#	Mota-Engil SGPS SA	12,914	38,364
	Navigator Co. SA	31,787	116,157
	NOS SGPS SA	33,682	118,410
	REN - Redes Energeticas Nacionais SGPS SA	53,792	132,536
	Semapa-Sociedade de Investimento e Gestao	1,712	26,661
		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	109,133	$101,822
TOTAL PORTUGAL			1,640,172
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	18,382	20,051
	Aztech Global Ltd.	18,500	9,519
	Boustead Singapore Ltd.	42,092	31,242
	Bukit Sembawang Estates Ltd.	15,900	41,609
	Capitaland India Trust	99,814	74,777
	China Aviation Oil Singapore Corp. Ltd.	27,800	18,379
	China Sunsine Chemical Holdings Ltd.	43,800	14,314
	Chuan Hup Holdings Ltd.	87,000	10,489
	ComfortDelGro Corp. Ltd.	201,300	208,632
*	COSCO Shipping International Singapore Co. Ltd.	175,500	17,528
*	Creative Technology Ltd.	2,650	2,192
	CSE Global Ltd.	42,823	14,154
*	Del Monte Pacific Ltd.	39,100	2,283
	Delfi Ltd.	32,000	17,652
	DFI Retail Group Holdings Ltd.	14,100	33,080
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	227,326	0
	Far East Orchard Ltd.	11,554	8,685
	First Resources Ltd.	60,300	64,208
	Food Empire Holdings Ltd.	26,500	19,207
	Fraser & Neave Ltd.	24,800	23,110
	Frencken Group Ltd.	23,200	19,159
*	Fu Yu Corp. Ltd.	62,300	5,816
	Geo Energy Resources Ltd.	62,900	13,194
	Golden Agri-Resources Ltd.	641,300	115,462
	GuocoLand Ltd.	41,300	44,329
	Haw Par Corp. Ltd.	10,000	85,009
	Ho Bee Land Ltd.	24,900	33,288
	Hong Fok Corp. Ltd.	54,120	31,392
	Hong Leong Asia Ltd.	16,000	11,682
	Hong Leong Finance Ltd.	28,500	51,787

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hotel Grand Central Ltd.	44,475	$23,380
	Hour Glass Ltd.	15,200	17,559
	Hutchison Port Holdings Trust	544,100	86,468
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	62,533
	Indofood Agri Resources Ltd.	28,000	6,591
	Keppel Infrastructure Trust	359,185	120,149
	Mandarin Oriental International Ltd.	29,400	52,800
	Metro Holdings Ltd.	51,300	16,430
	Micro-Mechanics Holdings Ltd.	5,200	6,726
*††	Midas Holdings Ltd.	114,000	0
	Nanofilm Technologies International Ltd.	23,000	12,069
	Netlink NBN Trust	252,800	160,022
*	Oceanus Group Ltd.	837,300	3,697
	Olam Group Ltd.	34,700	29,601
	OUE Ltd.	32,900	24,423
*	Oxley Holdings Ltd.	85,599	4,448
	Propnex Ltd.	24,200	19,572
	QAF Ltd.	16,600	10,376
	Raffles Medical Group Ltd.	85,287	52,397
	Riverstone Holdings Ltd.	50,900	38,130
	SBS Transit Ltd.	8,500	15,266
	Sheng Siong Group Ltd.	66,800	80,005
	SIA Engineering Co. Ltd.	22,600	39,535
	Sinarmas Land Ltd.	108,000	23,283
	Singapore Land Group Ltd.	16,800	23,590
	Singapore Post Ltd.	134,500	54,785
	Stamford Land Corp. Ltd.	40,485	10,868
	StarHub Ltd.	68,000	61,466
	Straits Trading Co. Ltd.	16,749	18,076
*††	Swiber Holdings Ltd.	17,249	0
*	Thomson Medical Group Ltd.	346,900	11,487
	Tuan Sing Holdings Ltd.	51,564	10,419
	UMS Integration Ltd.	44,262	34,092
	UOB-Kay Hian Holdings Ltd.	46,445	59,059
	UOL Group Ltd.	8,800	32,819
	Valuetronics Holdings Ltd.	29,800	13,698
	Venture Corp. Ltd.	22,700	210,665
	Vicom Ltd.	8,800	8,493
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings Ltd.	50,670	$45,821
	Yeo Hiap Seng Ltd.	2,538	1,065
TOTAL SINGAPORE			2,544,092
SOUTH AFRICA — (0.1%)
	Anglogold Ashanti PLC (AU US)	10,887	328,896
SPAIN — (2.5%)
	Acciona SA	1,987	223,872
	Acerinox SA	18,875	189,407
Ω	Aedas Homes SA	1,812	56,079
	Almirall SA	11,779	115,680
*	Amper SA	209,940	26,873
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	64,733
	Audax Renovables SA	22,690	35,893
	Azkoyen SA	2,184	14,255
	Banco de Sabadell SA	591,420	1,394,080
	Bankinter SA	100,613	857,230
	CIE Automotive SA	4,868	129,756
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	74,979
	Corp. ACCIONA Energias Renovables SA	1,488	27,624
*	Distribuidora Internacional de Alimentacion SA	2,246,218	38,905
	Ebro Foods SA	7,810	130,057
*	eDreams ODIGEO SA	6,147	58,454
	Elecnor SA	6,341	109,619
	Enagas SA	30,879	390,803
	Ence Energia y Celulosa SA	13,122	47,354
	Ercros SA	14,096	51,731
	Faes Farma SA	40,443	148,359
	Fluidra SA	9,216	236,621
#Ω	Gestamp Automocion SA	17,887	48,953
Ω	Global Dominion Access SA	11,493	35,949
*	Grenergy Renovables SA	1,360	50,145
*	Grifols SA	22,700	194,213
	Grupo Catalana Occidente SA	5,499	218,960
	Grupo Empresarial San Jose SA	2,273	13,384
	Iberpapel Gestion SA (IBG SM)	982	18,863

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Indra Sistemas SA	16,885	$323,621
	Laboratorio Reig Jofre SA	1,760	4,730
	Laboratorios Farmaceuticos Rovi SA	3,611	243,858
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	65,857
	Logista Integral SA	7,624	230,359
	Mapfre SA	98,862	274,672
	Melia Hotels International SA	13,608	101,344
	Miquel y Costas & Miquel SA	3,439	46,743
Ω	Neinor Homes SA	4,984	86,973
#*	Obrascon Huarte Lain SA	33,213	12,727
	Pharma Mar SA	1,382	132,202
	Prim SA	846	8,519
*	Promotora de Informaciones SA, Class A	21,413	7,267
Ω	Prosegur Cash SA	36,936	21,871
	Realia Business SA	40,885	42,286
	Redeia Corp. SA	3,631	61,077
	Sacyr SA	57,897	189,382
*	Solaria Energia y Medio Ambiente SA	8,193	64,104
#*	Soltec Power Holdings SA	2,859	4,740
*Ω	Talgo SA	10,483	42,307
*	Tecnicas Reunidas SA	8,254	116,550
#	Tubacex SA	17,770	62,839
Ω	Unicaja Banco SA	190,238	270,691
	Vidrala SA	3,096	317,017
	Viscofan SA	5,215	330,029
	Vocento SA	10,365	7,880
TOTAL SPAIN			8,072,476
SWEDEN — (3.0%)
Ω	AcadeMedia AB	11,393	70,138
	AddLife AB, Class B	13,777	187,781
	Addnode Group AB	14,839	157,578
	AFRY AB	13,027	207,356
Ω	Alimak Group AB	9,300	97,369
	Alleima AB	20,812	172,553
	Alligo AB, Class B	3,336	42,669
Ω	Ambea AB	15,686	131,502
*	Annehem Fastigheter AB, Class B	4,374	6,504
	AQ Group AB	8,425	120,422
	Arise AB	2,664	9,074
	Arjo AB, Class B	28,363	101,614
		Shares	Value»
SWEDEN — (Continued)
Ω	Attendo AB	19,377	$89,535
*	Balco Group AB	780	2,749
	Beijer Alma AB	5,922	94,143
	Bergman & Beving AB	5,203	151,061
	Betsson AB, Class B	15,760	215,142
#*	Better Collective AS	5,192	50,457
*	BHG Group AB	34,784	84,335
	Bilia AB, Class A	9,569	112,184
	Billerud Aktiebolag	13,483	138,432
	BioGaia AB, Class B	1,790	19,576
*	BioInvent International AB	7,181	18,556
*	Bonava AB, Class B	29,853	24,412
*Ω	Boozt AB	5,306	62,458
Ω	Bravida Holding AB	2,300	18,354
	BTS Group AB, Class B	760	19,711
	Bufab AB	3,329	139,885
	Bulten AB	1,365	9,609
	Bure Equity AB	3,040	110,598
	Byggmax Group AB	8,034	35,822
	Catella AB	6,126	14,945
	Catena AB	1,184	51,577
*	Cavotec SA	3,590	6,280
	Cellavision AB	2,847	57,859
	Cibus Nordic Real Estate AB publ	6,346	102,903
#*	Cint Group AB	19,829	15,287
	Clas Ohlson AB, Class B	7,761	165,651
	Cloetta AB, Class B	35,878	91,519
	Coinshares International Ltd.	3,030	26,076
Ω	Coor Service Management Holding AB	11,573	33,024
	Corem Property Group AB (COREB SS), Class B	58,479	31,009
	Corem Property Group AB (CORED SS), Class D	1,514	31,461
	CTT Systems AB	1,396	35,679
	Dios Fastigheter AB	16,804	115,980
Ω	Dometic Group AB	28,317	143,398
*Ω	Dustin Group AB	35,752	12,361
*	Dynavox Group AB	7,708	52,000
	Eastnine AB	12,380	54,842
	Elanders AB, Class B	2,467	18,685
*	Electrolux AB, Class B	3,613	32,739
	Electrolux Professional AB, Class B	22,887	158,178
	Elekta AB, Class B	17,740	105,133
*Ω	Eltel AB	2,122	1,239

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Enea AB	2,398	$21,126
	Eolus Vind AB, Class B	1,951	9,367
	Ependion AB	3,083	34,051
	Ework Group AB	1,140	15,632
	Fagerhult Group AB	9,325	45,352
	Fasadgruppen Group AB	1,014	3,933
*	Fastighets AB Trianon	3,524	6,895
*	Fastighetsbolaget Emilshus AB, Class B	530	2,162
	FastPartner AB (FPARA SS), Class A	7,836	44,056
	Fenix Outdoor International AG	523	31,959
*	Ferronordic AB	734	4,144
	FormPipe Software AB	2,655	5,813
	G5 Entertainment AB	858	10,040
#*	GARO AB	263	506
	Granges AB	13,482	163,530
*Ω	Green Landscaping Group AB	965	5,953
	Hanza AB	4,490	32,687
	Heba Fastighets AB, Class B	11,429	33,132
*	Hexatronic Group AB	7,514	24,530
	HMS Networks AB	3,262	150,862
*Ω	Hoist Finance AB	11,346	95,492
	Hufvudstaden AB, Class A	1,203	13,393
*	Humana AB	7,849	25,551
	Instalco AB	18,294	52,092
*	International Petroleum Corp. (IPCO CN)	615	7,994
#*	International Petroleum Corp. (IPCO SS)	10,960	144,162
	INVISIO AB	2,567	76,441
	Inwido AB	6,754	124,135
	ITAB Shop Concept AB	12,770	24,789
	JM AB	8,467	125,729
*	John Mattson Fastighetsforetagen AB	2,266	12,731
	Kabe Group AB, Class B	409	11,197
*	Karnov Group AB	7,074	56,884
#*	K-fast Holding AB	9,722	14,022
*	Klarabo Sverige AB, Class B	14,295	21,067
	KNOW IT AB	4,178	52,061
		Shares	Value»
SWEDEN — (Continued)
	Lime Technologies AB	1,571	$49,439
	Lindab International AB	12,632	225,588
	Loomis AB	6,507	207,106
*	Maha Energy AB	6,730	3,820
*	Medcap AB	2,076	75,213
	Medicover AB, Class B	885	16,347
	MEKO AB	6,042	72,165
*	Midsona AB, Class B	2,500	1,924
	MIPS AB	505	24,618
*	Modern Times Group MTG AB, Class B	17,794	165,227
	Momentum Group AB	4,931	77,861
	NCAB Group AB	16,504	99,218
	NCC AB, Class B	12,373	199,559
	Nederman Holding AB	2,831	55,051
*	Net Insight AB, Class B	41,507	26,659
	New Wave Group AB, Class B	11,290	107,586
	Nilorngruppen AB, Class B	954	6,028
*	Nobia AB	59,716	21,874
	Nolato AB, Class B	22,976	119,559
	Nordic Waterproofing Holding AB	3,649	57,482
*	Norion Bank AB	8,935	26,972
*	Norva24 Group AB	4,060	9,075
*	Note AB	1,939	28,583
#	NP3 Fastigheter AB	4,244	100,898
	Nyfosa AB	24,501	251,383
	OEM International AB, Class B	8,880	99,262
*	Orron Energy AB	27,733	16,707
*	Ovzon AB	10,915	18,624
	Peab AB, Class B	21,445	153,819
	Platzer Fastigheter Holding AB, Class B	6,591	50,750
*	Pricer AB, Class B	41,621	41,961
	Proact IT Group AB	2,325	25,074
	Ratos AB, Class B	31,729	99,458
	RaySearch Laboratories AB	5,421	115,127
	Rejlers AB	1,542	20,621
	Rottneros AB	8,130	6,955
	Rvrc Holding AB	10,525	46,926
	Scandi Standard AB	5,934	44,861
Ω	Scandic Hotels Group AB	29,182	203,030
*	Sdiptech AB, Class B	3,524	72,150
*Ω	Sinch AB	75,291	159,337
	SinterCast AB	685	6,618

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SkiStar AB	4,670	$70,535
	Solid Forsakring AB	1,512	11,606
*	Stendorren Fastigheter AB	2,374	46,577
*	Stillfront Group AB	50,717	30,539
	Storskogen Group AB, Class B	195,841	211,148
	Synsam AB	4,750	21,140
	Systemair AB	12,291	93,748
*	TF Bank AB	509	16,986
#*	Tobii AB	20,318	4,803
	Troax Group AB	4,185	87,908
	Truecaller AB, Class B	21,395	127,209
	VBG Group AB, Class B	4,057	120,836
*	Vestum AB	21,461	21,161
#*	Viaplay Group AB	47,184	2,580
	Vitec Software Group AB, Class B	3,155	166,311
	Volati AB	1,959	18,784
	XANO Industri AB, Class B	1,571	7,707
*	XSpray Pharma AB	2,334	7,097
TOTAL SWEDEN			9,840,064
SWITZERLAND — (7.3%)
	Accelleron Industries AG (ACLN SW)	12,678	633,585
	Adecco Group AG	21,275	506,466
	Allreal Holding AG	2,145	401,591
	ALSO Holding AG	1,049	289,830
*	Aluflexpack AG	525	9,041
*	ams-OSRAM AG	3,973	29,490
	APG SGA SA	211	48,090
*	Arbonia AG	6,387	86,855
*	Aryzta AG	151,969	300,495
	Ascom Holding AG	5,945	22,470
	Autoneum Holding AG	491	68,665
	Avolta AG	7,793	352,248
	Baloise Holding AG	4,367	796,850
	Banque Cantonale de Geneve	373	108,040
	Banque Cantonale Vaudoise	1,443	145,621
	Barry Callebaut AG	130	142,906
	Belimo Holding AG	1,399	1,020,904
	Bell Food Group AG	344	100,455
	Bellevue Group AG	1,225	18,110
	Berner Kantonalbank AG	606	163,869
	BKW AG	403	68,755
	Bossard Holding AG, Class A	869	193,454
	Bucher Industries AG	956	384,438
		Shares	Value»
SWITZERLAND — (Continued)
	Burckhardt Compression Holding AG	467	$352,838
	Burkhalter Holding AG	204	22,061
	Bystronic AG	206	74,048
#	Calida Holding AG	60	1,484
	Carlo Gavazzi Holding AG	62	12,977
	Cembra Money Bank AG	4,341	427,736
*	Cicor Technologies Ltd.	259	19,247
	Cie Financiere Tradition SA	416	88,381
	Clariant AG	26,539	298,724
	Coltene Holding AG	373	22,818
	COSMO Pharmaceuticals NV	1,722	124,258
	CPH Group AG	351	30,707
	Daetwyler Holding AG	888	135,016
	DKSH Holding AG	4,476	351,499
#*	DocMorris AG	1,751	37,766
	dormakaba Holding AG	353	253,475
	EFG International AG	17,150	268,309
	Emmi AG	291	253,373
#	Feintool International Holding AG	549	8,702
	Flughafen Zurich AG	2,650	637,971
	Forbo Holding AG	111	106,292
	Fundamenta Real Estate AG	3,625	67,209
Ω	Galenica AG	6,980	622,033
#*	GAM Holding AG	11,357	1,220
	Georg Fischer AG	11,602	913,727
	Glarner Kantonalbank	419	10,205
	Gurit Holding AG, Class BR	550	11,183
	Helvetia Holding AG	4,253	742,128
	Hiag Immobilien Holding AG	563	54,274
	Huber & Suhner AG	2,430	201,683
	Hypothekarbank Lenzburg AG	9	40,441
	Implenia AG	2,143	81,778
*	Ina Invest AG	498	11,489
	Inficon Holding AG	343	442,125
	Interroll Holding AG	83	194,655
	Intershop Holding AG	820	122,868
	Investis Holding SA	420	51,655

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	IVF Hartmann Holding AG	61	$10,054
	Jungfraubahn Holding AG	792	157,815
	Kardex Holding AG	936	289,396
	Komax Holding AG	457	67,536
#*	Kudelski SA	6,965	9,774
	Landis & Gyr Group AG	2,688	183,733
	LEM Holding SA	81	76,794
	Liechtensteinische Landesbank AG	1,746	140,382
	Luzerner Kantonalbank AG	2,543	190,563
Ω	Medacta Group SA	1,084	138,482
Ω	Medmix AG	2,297	30,982
#	Meier Tobler Group AG	348	10,593
	Metall Zug AG, Class B	32	36,928
	Mikron Holding AG	1,746	30,913
#	Mobilezone Holding AG	5,769	72,241
	Mobimo Holding AG	1,015	337,125
*Ω	Montana Aerospace AG	1,982	35,344
	Naturenergie Holding AG	1,617	60,898
#	Novavest Real Estate AG	789	29,976
	OC Oerlikon Corp. AG Pfaffikon	20,076	80,538
*	Orascom Development Holding AG	1,611	9,838
	Orell Fuessli AG	108	9,179
#	Orior AG	896	38,720
*	Peach Property Group AG	2,176	19,725
	Phoenix Mecano AG	95	43,510
	Plazza AG, Class A	145	55,200
*Ω	PolyPeptide Group AG	317	8,885
	PSP Swiss Property AG	6,211	917,501
	Rieter Holding AG	369	35,722
	Romande Energie Holding SA	1,575	80,985
	Schweiter Technologies AG	122	60,964
	SFS Group AG	2,453	308,208
	Siegfried Holding AG	570	640,225
	SIG Group AG	25,557	557,359
	SKAN Group AG	1,231	106,322
	Softwareone Holding AG	9,344	60,955
		Shares	Value»
SWITZERLAND — (Continued)
	St. Galler Kantonalbank AG	393	$194,462
	Stadler Rail AG	4,427	98,358
	Sulzer AG	2,945	478,058
	Swiss Prime Site AG	9,061	1,034,418
	Swissquote Group Holding SA	2,225	965,911
	Tecan Group AG	763	195,875
	Temenos AG	8,453	718,815
	Thurgauer Kantonalbank	118	17,047
	TX Group AG	513	105,036
	u-blox Holding AG	806	59,959
	Valiant Holding AG	2,513	297,989
	Varia U.S. Properties AG	834	27,838
	Vaudoise Assurances Holding SA	160	88,843
	Vetropack Holding AG	1,753	48,890
	Vontobel Holding AG	4,050	299,268
	VP Bank AG, Class A	427	38,053
	VZ Holding AG	2,147	369,581
*	V-ZUG Holding AG	260	13,323
	Walliser Kantonalbank	485	60,414
	Warteck Invest AG	35	74,043
	Ypsomed Holding AG	719	282,536
	Zehnder Group AG	1,161	64,162
	Zug Estates Holding AG, Class B	41	94,506
	Zuger Kantonalbank	19	180,031
TOTAL SWITZERLAND			23,739,364
UNITED KINGDOM — (11.8%)
	4imprint Group PLC	3,540	262,019
	abrdn PLC	158,796	303,709
*	Accesso Technology Group PLC	3,718	22,844
	Advanced Medical Solutions Group PLC	19,397	50,256
	AG Barr PLC	14,305	107,873
Ω	Airtel Africa PLC	62,768	111,759
	AJ Bell PLC	45,769	251,359
Ω	Alfa Financial Software Holdings PLC	12,585	34,514
*	Alliance Pharma PLC	67,755	51,165
*	Alphawave IP Group PLC	8,235	14,529
	Anglo-Eastern Plantations PLC	3,206	26,762
*	AO World PLC	29,565	36,045

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ashmore Group PLC	60,983	$128,104
	Ashtead Technology Holdings PLC	9,541	65,920
*	ASOS PLC	3,183	16,696
#*Ω	Aston Martin Lagonda Global Holdings PLC	12,171	15,775
	Atalaya Mining Copper SA	8,373	35,501
*	Auction Technology Group PLC	7,425	56,646
	Avon Technologies PLC	3,404	62,554
	Babcock International Group PLC	76,673	510,390
Ω	Bakkavor Group PLC	52,189	86,099
	Balfour Beatty PLC	86,396	497,385
	Bank of Georgia Group PLC	6,114	358,901
	Beazley PLC	24,765	255,706
	Begbies Traynor Group PLC	14,548	16,725
	Bellway PLC	22,114	713,838
	Berkeley Group Holdings PLC	6,570	314,340
	Bloomsbury Publishing PLC	14,973	123,515
	Bodycote PLC	22,425	176,737
#*	boohoo Group PLC	115,749	41,361
	Breedon Group PLC	29,120	156,749
Ω	Bridgepoint Group PLC	42,522	198,815
	Brooks Macdonald Group PLC	1,728	31,940
	Burford Capital Ltd.	43,130	607,256
	Bytes Technology Group PLC (BYIT LN)	36,087	205,422
	C&C Group PLC	46,348	83,375
*	Capita PLC	243,631	43,387
	Capital Ltd.	18,600	17,475
	Capricorn Energy PLC	15,872	61,191
	Card Factory PLC	36,595	42,752
	Carr's Group PLC	9,024	14,003
	Castings PLC	4,744	15,798
	Central Asia Metals PLC	23,942	44,624
	Chemring Group PLC	35,709	140,516
	Chesnara PLC	25,220	83,258
	Clarkson PLC	4,093	216,426
*	Close Brothers Group PLC	27,621	108,958
Ω	CMC Markets PLC	20,029	55,377
	Coats Group PLC	226,657	268,754
		Shares	Value»
UNITED KINGDOM — (Continued)
	Cohort PLC	1,455	$20,719
	Computacenter PLC	10,177	293,238
	Conduit Holdings Ltd.	2,750	15,477
Ω	ConvaTec Group PLC	25,178	76,766
	Costain Group PLC	36,358	42,866
	Cranswick PLC	7,370	459,009
	Crest Nicholson Holdings PLC	39,673	87,907
*	Currys PLC	162,568	188,150
	CVS Group PLC	6,457	78,313
*	De La Rue PLC	36,358	51,360
	DFS Furniture PLC	28,727	47,434
*	Dialight PLC	1,573	2,297
	Direct Line Insurance Group PLC	143,281	474,699
	DiscoverIE Group PLC	13,083	103,036
	Diversified Energy Co. PLC (DEC LN)	5,748	92,281
	Domino's Pizza Group PLC	48,509	180,453
	dotdigital group PLC	39,655	42,634
	Dr. Martens PLC	59,425	52,736
	Drax Group PLC	56,007	431,652
	Dunelm Group PLC	13,915	170,015
	easyJet PLC	28,834	182,122
	Ecora Resources PLC	27,228	20,881
*	EKF Diagnostics Holdings PLC	40,219	12,428
	Elementis PLC	93,313	180,806
	Energean PLC	15,023	172,134
*	EnQuest PLC	368,832	54,133
	Entain PLC	17,401	151,091
	Epwin Group PLC	39	45
	Essentra PLC	41,569	64,065
	FDM Group Holdings PLC	12,308	35,929
	Firstgroup PLC	130,935	263,966
Ω	Forterra PLC	26,491	52,507
	Foxtons Group PLC	63,052	52,578
*	Frasers Group PLC	19,915	156,364
	Fresnillo PLC	11,998	102,695
*	Frontier Developments PLC	2,549	6,956
	Fuller Smith & Turner PLC, Class A	5,788	39,494
#*	Fund Technologies PLC	1,936	44,605
*Ω	Funding Circle Holdings PLC	26,177	40,904
	Future PLC	11,695	132,315
	Galliford Try Holdings PLC	19,567	90,629

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	4,534	$814,981
*	Gaming Realms PLC	21,915	9,741
	Gamma Communications PLC	10,921	180,721
	GB Group PLC	26,873	116,416
*	Genel Energy PLC	20,214	16,163
	Genuit Group PLC	52,378	253,531
	Genus PLC	3,312	79,303
*	Georgia Capital PLC	6,426	95,980
	Gooch & Housego PLC	2,118	11,599
	Goodwin PLC	172	15,660
	Grafton Group PLC, CDI	30,552	349,641
	Grainger PLC	102,954	270,704
	Greencore Group PLC	94,282	225,885
	Greggs PLC	13,228	352,839
	Gulf Keystone Petroleum Ltd.	47,620	100,581
*	Gulf Marine Services PLC	6,061	1,288
*Ω	Gym Group PLC	22,995	39,034
	H&T Group PLC	4,686	19,999
	Halfords Group PLC	37,620	66,002
	Harbour Energy PLC	78,816	227,526
	Hargreaves Lansdown PLC	17,750	241,895
	Hargreaves Services PLC	1,423	11,229
	Harworth Group PLC	24,301	52,589
	Hays PLC	269,849	254,846
	Headlam Group PLC	13,204	21,207
	Helical PLC	8,856	19,700
*	Helios Towers PLC	123,562	144,388
	Henry Boot PLC	13,323	33,808
	Hikma Pharmaceuticals PLC	12,483	353,887
	Hill & Smith PLC	13,237	324,404
	Hilton Food Group PLC	9,754	106,758
	Hiscox Ltd.	34,829	469,805
*	Hochschild Mining PLC	68,954	149,868
	Hollywood Bowl Group PLC	23,602	82,002
*Ω	Hostelworld Group PLC	3,800	6,118
	Howden Joinery Group PLC	13,037	131,772
	Hunting PLC	21,793	93,501
Ω	Ibstock PLC	46,814	97,666
#	IDOX PLC	36,392	28,418
	IG Group Holdings PLC	40,370	509,296
		Shares	Value»
UNITED KINGDOM — (Continued)
	IMI PLC	13,389	$331,275
	Impax Asset Management Group PLC	12,259	33,479
	Inchcape PLC	47,249	393,356
*	Indivior PLC	2,073	24,460
	IntegraFin Holdings PLC	41,048	184,036
	International Distribution Services PLC	82,471	372,258
	International Personal Finance PLC	52,018	82,755
	International Workplace Group PLC	116,707	247,907
	iomart Group PLC	16,597	14,659
*	IP Group PLC	112,572	73,281
#*	IQE PLC	135,213	24,798
	ITV PLC	412,974	378,761
	J D Wetherspoon PLC	13,350	103,005
*	James Fisher & Sons PLC	6,723	25,549
	James Halstead PLC	42,326	90,080
	JD Sports Fashion PLC	77,662	85,226
	JET2 PLC	18,252	344,807
*	John Wood Group PLC	95,305	85,176
	Johnson Matthey PLC	16,592	293,325
	Johnson Service Group PLC	68,407	115,092
	Jupiter Fund Management PLC	65,869	65,261
	Just Group PLC	152,125	311,627
	Kainos Group PLC	8,664	88,204
	Keller Group PLC	11,585	195,883
	Kier Group PLC	96,324	178,316
	Kingfisher PLC	117,621	357,336
	Kitwave Group PLC	3,322	11,792
	Knights Group Holdings PLC	5,278	7,501
	Lancashire Holdings Ltd.	35,221	283,372
	Learning Technologies Group PLC	40,396	45,735
	Liontrust Asset Management PLC	9,051	50,125
	London Investment Group PLC	2,089	9,444
	LSL Property Services PLC	9,596	34,875
Ω	Luceco PLC	8,203	15,986
	M&C Saatchi PLC	3,423	7,738

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	M&G PLC	14,337	$36,934
	Macfarlane Group PLC	19,165	25,808
	Man Group PLC	163,904	433,163
	Marshalls PLC	22,922	74,044
*	Marston's PLC	82,294	41,402
*	McBride PLC	30,429	51,629
	Me Group International PLC	40,883	108,283
	Mears Group PLC	23,027	101,437
#*	Metro Bank Holdings PLC	24,939	31,476
	Midwich Group PLC	8,466	27,900
*	Mitchells & Butlers PLC	57,716	165,079
	Mitie Group PLC	182,589	261,462
	MJ Gleeson PLC	7,302	43,981
*	Mobico Group PLC	102,728	93,136
	MONY Group PLC	72,167	172,819
*	Moonpig Group PLC	43,083	121,180
	Morgan Advanced Materials PLC	39,964	134,774
	Morgan Sindall Group PLC	6,870	312,261
	Mortgage Advice Bureau Holdings Ltd.	4,749	41,996
	Mountview Estates PLC	77	8,565
	MP Evans Group PLC	5,183	66,303
	NCC Group PLC	43,338	77,104
	Next 15 Group PLC	9,568	40,108
*	Nexxen International Ltd. (NEXN LN)	6,705	32,225
*	Nexxen International Ltd. (NEXN US), ADR	2,139	20,492
	Nichols PLC	644	10,387
	Ninety One PLC	44,960	83,127
	Norcros PLC	7,961	22,891
*	Ocado Group PLC	20,682	76,601
Ω	On the Beach Group PLC	18,670	59,448
	OSB Group PLC	57,929	301,409
	Oxford Instruments PLC	4,707	121,837
*	Oxford Nanopore Technologies PLC	13,826	24,934
	Pagegroup PLC	38,658	156,267
	Pan African Resources PLC	428,330	212,116
	Paragon Banking Group PLC	33,407	333,033
	PayPoint PLC	10,366	91,512
	Pennon Group PLC	34,413	245,979
	Persimmon PLC	34,159	533,406
*	Petra Diamonds Ltd.	11,907	4,039
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pets at Home Group PLC	62,931	$176,328
	Pharos Energy PLC	20,801	6,213
*	Phoenix Spree Deutschland Ltd.	8,962	17,859
	Pinewood Technologies Group PLC	8,938	37,824
*	Playtech PLC	42,562	387,635
	Plus500 Ltd.	11,173	391,677
	Polar Capital Holdings PLC	10,376	64,336
	Pollen Street Group Ltd.	1,118	10,924
	Porvair PLC	3,538	29,997
	PPHE Hotel Group Ltd.	2,621	42,297
	Premier Foods PLC	100,223	233,226
*	PureTech Health PLC (PRTC LN)	28,808	53,199
	PZ Cussons PLC	17,809	17,213
	QinetiQ Group PLC	70,252	322,506
Ω	Quilter PLC	153,973	308,270
	Rank Group PLC	24,101	26,595
	Rathbones Group PLC	5,396	116,099
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	53,783
	Record PLC	11,865	8,201
	Renew Holdings PLC	9,219	83,514
	Renewi PLC	9,334	92,595
	Renold PLC	21,061	13,621
	RHI Magnesita NV	1,686	72,874
	Ricardo PLC	9,245	28,790
	Rightmove PLC	1,751	14,409
	Robert Walters PLC	6,706	24,088
	Rotork PLC	131,010	565,044
	RS Group PLC	37,664	303,038
	RWS Holdings PLC	19,833	33,569
	S&U PLC	1,186	24,318
Ω	Sabre Insurance Group PLC	36,053	58,999
*	Saga PLC	10,855	16,611
*††	Savannah Energy PLC	107,834	14,707
	Savills PLC	18,326	241,982
	Senior PLC	59,262	120,712
	Serco Group PLC	147,642	282,539
	Serica Energy PLC	30,512	52,845
	Severfield PLC	28,520	17,286
*	SIG PLC	100,181	18,160
*	Sigmaroc PLC	62,392	56,241
	Smiths News PLC	41,443	31,210
	Softcat PLC	16,254	322,253
*	SolGold PLC	101,626	9,043
	Spectris PLC	6,690	250,081

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Speedy Hire PLC	89,137	$30,273
Ω	Spire Healthcare Group PLC	38,601	111,909
*	Spirent Communications PLC	77,961	177,978
	SSP Group PLC	87,707	197,597
	St. James's Place PLC	24,612	319,602
	SThree PLC	17,971	56,432
*	Strix Group PLC	17,224	10,271
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	7,393
*	Synthomer PLC	14,770	28,416
	Tate & Lyle PLC	52,039	424,181
	Taylor Wimpey PLC	193,352	286,354
	TBC Bank Group PLC	6,722	278,220
	Team Internet Group PLC	15,173	20,242
	Telecom Plus PLC	8,571	177,480
*	THG PLC	57,497	29,000
Ω	TI Fluid Systems PLC	46,244	111,662
	Topps Tiles PLC	21,096	9,813
	TP ICAP Group PLC	133,276	450,732
*Ω	Trainline PLC	11,449	50,282
	Travis Perkins PLC	33,001	290,369
	Treatt PLC	1,767	9,174
	Tribal Group PLC	5,915	3,440
	Trifast PLC	13,605	12,814
	TT Electronics PLC	37,226	42,009
#*	Tullow Oil PLC	182,003	40,613
	Ultimate Products PLC	4,833	6,058
	Vanquis Banking Group PLC	33,877	21,956
	Vertu Motors PLC	37,928	25,082
	Vesuvius PLC	33,003	167,843
	Victrex PLC	10,081	123,617
*	Videndum PLC	9,739	12,038
*	Vistry Group PLC	58,993	434,284
	Volex PLC	16,946	60,862
	Volution Group PLC	27,412	180,061
	Vp PLC	3,850	28,496
*Ω	Watches of Switzerland Group PLC	21,501	152,120
*	Watkin Jones PLC	29,876	11,978
	WH Smith PLC	17,076	276,314
	Wickes Group PLC	43,591	99,700
	Wilmington PLC	6,879	33,017
*	Xaar PLC	10,372	10,367
	XPS Pensions Group PLC	28,163	121,246
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	$35,916
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	20,663
	Zigup PLC	33,311	126,071
	Zotefoams PLC	3,070	11,593
TOTAL UNITED KINGDOM			38,248,819
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	3,025	32,166
	Alcoa Corp., CDI	3,038	104,819
	Brookfield Infrastructure Corp., Class A	548	22,863
*	Gran Tierra Energy, Inc.	533	3,074
*	Gran Tierra Energy, Inc. (GTE CN)	8,091	45,985
TOTAL UNITED STATES			208,907
TOTAL COMMON STOCKS			306,075,961
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 3.203%	1,245	73,310
	Einhell Germany AG, 1.549%	762	50,094
	FUCHS SE, 2.538%	9,860	448,167
	Jungheinrich AG, 3.012%	6,075	157,010
	Sixt SE, 6.667%	2,482	152,278
	STO SE & Co. KGaA, 4.456%	368	43,669
	Villeroy & Boch AG, 6.885%	1,074	16,971
TOTAL GERMANY			941,499
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	12,909	88
*††	Calidus Resources Ltd. Warrants 11/15/2026	4,548	31

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»

AUSTRALIA — (Continued)
*	Galan Lithium Ltd. Warrants 07/24/2025	1,997	$0
*	Panoramic Resources Ltd.	42,577	0
*	Silver Mines Ltd. Rights 06/17/26	4,488	0
TOTAL AUSTRALIA			119
BELGIUM — (0.0%)
#*	Gimv NV Rights 02/06/2025	2,517	2,298
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	2,620	29
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0
	Shares	Value»

NORWAY — (0.0%)
* XXL ASA Rights 03/14/2025	1,486	$368
TOTAL RIGHTS/WARRANTS		2,814
TOTAL INVESTMENT SECURITIES (Cost $296,030,691)		307,020,274

			Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§	The DFA Short Term Investment Fund	1,419,543	16,421,268
TOTAL INVESTMENTS — (100.0%)
(Cost $312,450,236)^^			$323,441,542
As of January 31, 2025, Dimensional VA International Small Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	03/21/25	$606,267	$606,725	$458
Total Futures Contracts			$606,267	$606,725	$458
As of January 31, 2025, the value of Rule 144A securities amounted to $12,973,977 or 4.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$61,437	$21,088,719	$27,661	$21,177,817
Austria	—	4,306,081	—	4,306,081
Belgium	49,429	4,302,656	—	4,352,085
Canada	35,067,806	7,693	268	35,075,767
China	249,050	6,564	—	255,614
Denmark	—	8,188,116	—	8,188,116
Finland	—	7,888,088	—	7,888,088
France	—	16,571,748	—	16,571,748
Germany	160,477	18,949,041	—	19,109,518
Hong Kong	—	5,479,185	3,811	5,482,996
Ireland	—	915,492	—	915,492

Dimensional VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Israel	$58,946	$3,892,361	—	$3,951,307
Italy	—	14,068,476	—	14,068,476
Japan	—	70,376,227	—	70,376,227
Netherlands	—	5,966,694	—	5,966,694
New Zealand	—	954,868	—	954,868
Norway	124,392	2,687,885	—	2,812,277
Portugal	—	1,640,172	—	1,640,172
Singapore	11,487	2,532,605	—	2,544,092
South Africa	328,896	—	—	328,896
Spain	—	8,072,476	—	8,072,476
Sweden	7,994	9,832,070	—	9,840,064
Switzerland	—	23,739,364	—	23,739,364
United Kingdom	20,492	38,213,620	$14,707	38,248,819
United States	68,848	140,059	—	208,907
Preferred Stocks
Germany	—	941,499	—	941,499
Rights/Warrants
Australia	—	88	31	119
Belgium	—	2,298	—	2,298
Hong Kong	—	29	—	29
Norway	—	368	—	368
Securities Lending Collateral	—	16,421,268	—	16,421,268
Total Investments in Securities	$36,209,254	$287,185,810	$46,478˂˃	$323,441,542
Financial Instruments
Assets
Futures Contracts**	458	—	—	458
Total Financial Instruments	$458	—	—	$458
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.4%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.120%, FRN
(r)	4.480%, 07/10/26	300	$300,062
Federal Home Loan Bank Discount Notes
∞	4.246%, 03/19/25	3,750	3,729,437
∞	4.278%, 04/09/25	1,275	1,264,885
Federal National Mortgage Association
	0.500%, 06/17/25	80	78,863
TOTAL AGENCY OBLIGATIONS			5,373,247
BONDS — (13.9%)
Apple, Inc.
	2.500%, 02/09/25	50	49,978
Asian Development Bank
	4.625%, 06/13/25	1,560	1,560,983
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.402%, 06/16/26	300	303,006
Asian Infrastructure Investment Bank
	0.500%, 05/28/25	3,538	3,494,498
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.936%, 03/18/26	1,400	1,403,010
Bank of New York Mellon Corp.
	3.000%, 02/24/25	50	49,951
CDP Financial, Inc.
	0.875%, 06/10/25	900	888,705
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.870%, 05/19/25	850	850,559
(r)	4.870%, 05/19/25	1,300	1,300,856
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	4.760%, 07/07/25	2,118	2,119,644
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	5.025%, 09/12/25	3,425	3,431,563
Commonwealth Bank of Australia, SOFR + 0.740%, FRN
(r)Ω	5.128%, 03/14/25	2,500	2,501,388
(r)	5.128%, 03/14/25	1,443	1,443,801
		Face Amount	Value†
		(000)

Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	5.056%, 08/28/26	750	$752,282
Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	5.077%, 07/18/25	1,041	1,043,384
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	5.019%, 09/12/25	5,950	5,957,834
Exxon Mobil Corp.
	2.709%, 03/06/25	700	698,962
International Bank for Reconstruction & Development
	0.625%, 04/22/25	593	588,102
	0.375%, 07/28/25	86	84,346
International Bank for Reconstruction & Development, SOFR + 0.310%, FRN
(r)	4.706%, 09/18/25	430	430,198
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.002%, 04/29/26	1,000	1,004,244
Kommunalbanken AS
	2.125%, 02/11/25	800	799,608
Kreditanstalt fuer Wiederaufbau
	3.125%, 06/10/25	1,575	1,567,997
Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.377%, 04/01/25	800	800,932
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.236%, 05/13/25	670	671,018
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r)	5.269%, 06/09/25	3,500	3,507,690
National Securities Clearing Corp.
Ω	5.150%, 05/30/25	500	500,984
Nederlandse Waterschapsbank NV
	4.875%, 02/24/25	1,300	1,300,283

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	NRW Bank
	0.375%, 02/10/25	400	$399,736
	Oesterreichische Kontrollbank AG
	1.500%, 02/12/25	800	799,415
	Province of Alberta
	1.000%, 05/20/25	1,583	1,566,940
	Province of Quebec
	1.500%, 02/11/25	2,600	2,598,284
	0.600%, 07/23/25	2,812	2,761,487
	Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.643%, 06/15/26	400	404,727
	Westpac Banking Corp.
	2.350%, 02/19/25	50	49,947
	Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.717%, 04/16/26	5,000	5,000,587
	Westpac Banking Corp., SOFR + 1.000%, FRN
(r)	5.442%, 08/26/25	2,500	2,510,696
	TOTAL BONDS		55,197,625
U.S. TREASURY OBLIGATIONS — (31.0%)
	U.S. Treasury Bills
∞	1.804%, 02/06/25	1,000	999,649
∞	3.879%, 03/20/25	1,000	994,719
∞	3.950%, 04/03/25	1,250	1,241,341
∞	3.966%, 04/17/25	2,500	2,478,797
	U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.365%, 07/31/25	31,350	31,363,178
	U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.390%, 04/30/26	13,500	13,512,000
	U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r)	4.409%, 04/30/25	27,905	27,915,229
	U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.410%, 10/31/25	28,750	28,780,469
	U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	4.422%, 07/31/26	5,800	5,810,093
	Face Amount	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.485%, 01/31/26	9,750	$9,769,041
TOTAL U.S. TREASURY OBLIGATIONS		122,864,516

COMMERCIAL PAPER — (52.0%)
Apple, Inc.
Ω	4.376%, 03/03/25	3,000	2,988,858
Ω	4.389%, 03/06/25	2,000	1,991,860
Australia & New Zealand Banking Group Ltd.
Ω	4.562%, 03/10/25	5,000	4,977,133
Ω	4.513%, 07/22/25	2,500	2,448,615
BNG Bank NV
Ω	4.374%, 04/24/25	4,000	3,960,827
Caisse d'Amortissement de la Dette Sociale
Ω	4.789%, 02/14/25	1,250	1,247,894
Ω	4.749%, 02/18/25	3,000	2,993,498
Caisse des Depots et Consignations
Ω	4.700%, 02/03/25	1,350	1,349,515
Ω	4.723%, 02/19/25	2,000	1,995,435
Ω	4.725%, 02/20/25	1,500	1,496,395
Ω	4.665%, 02/11/25	2,500	2,496,699
Ω	4.637%, 03/06/25	2,000	1,991,819
Ω	4.627%, 03/11/25	500	497,653
Ω	4.453%, 05/02/25	1,275	1,260,980
Ω	4.450%, 06/04/25	500	492,508
Chevron Corp.
Ω	4.683%, 02/13/25	3,000	2,995,329
Ω	4.554%, 03/13/25	4,000	3,980,383
Cisco Systems, Inc.
Ω	4.688%, 02/26/25	500	498,439
Ω	4.667%, 02/07/25	2,250	2,248,114
Ω	4.618%, 03/10/25	1,000	995,440
Ω	4.451%, 04/11/25	750	743,719
Ω	4.409%, 04/25/25	2,750	2,722,395
Ω	4.448%, 07/10/25	1,000	980,830
Ω	4.446%, 07/28/25	1,000	978,554
Commonwealth Bank of Australia
Ω	4.408%, 05/05/25	1,000	989,131
DBS Bank Ltd.
Ω	4.677%, 02/12/25	500	499,280
Ω	4.563%, 03/17/25	1,750	1,740,539
Ω	4.423%, 02/28/25	2,000	1,993,266
Ω	4.453%, 05/02/25	1,000	988,954
DNB Bank ASA
Ω	4.747%, 02/18/25	3,000	2,993,548
Ω	4.748%, 02/21/25	1,875	1,870,297
Ω	4.466%, 07/21/25	2,000	1,959,237
Ω	4.476%, 07/21/25	2,000	1,959,237
Ω	4.467%, 07/23/25	1,500	1,469,078

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Erste Abwicklungsanstalt
Ω	4.626%, 02/19/25	1,500	$1,496,576
Ω	4.647%, 02/21/25	2,000	1,994,953
Ω	4.657%, 02/26/25	1,000	996,874
Ω	4.417%, 03/20/25	1,500	1,491,348
Ω	4.418%, 04/10/25	4,000	3,966,780
European Investment Bank
	4.718%, 02/27/25	1,500	1,495,191
	4.723%, 02/27/25	4,000	3,987,176
	4.722%, 02/27/25	3,000	2,990,382
	4.684%, 03/24/25	2,750	2,732,950
	4.698%, 03/24/25	500	496,900
Export Development Canada
	4.584%, 03/11/25	3,000	2,986,266
	4.450%, 05/06/25	2,500	2,472,050
Hydro-Quebec
Ω	4.385%, 05/20/25	2,500	2,467,623
Kreditanstalt fuer Wiederaufbau
Ω	4.687%, 02/18/25	1,000	997,855
Ω	4.610%, 03/04/25	3,000	2,988,478
Ω	4.545%, 03/19/25	500	497,176
Ω	4.438%, 04/07/25	1,600	1,587,305
Ω	4.441%, 04/22/25	2,000	1,980,546
Ω	4.438%, 04/23/25	1,400	1,386,215
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.724%, 02/14/25	3,000	2,994,958
Ω	4.646%, 02/25/25	1,000	996,998
Macquarie Bank Ltd.
Ω	4.510%, 07/24/25	500	489,405
National Securities Clearing Corp.
Ω	4.423%, 03/17/25	2,500	2,486,453
Ω	4.427%, 03/19/25	1,000	994,340
Ω	4.424%, 03/28/25	500	496,625
Ω	4.429%, 03/28/25	2,000	1,986,502
Ω	4.437%, 03/31/25	2,550	2,531,864
Ω	4.428%, 04/17/25	2,000	1,981,653
Nederlandse Waterschapsbank NV
Ω	4.665%, 02/28/25	3,000	2,989,860
Ω	4.401%, 03/21/25	2,500	2,485,349
Ω	4.403%, 03/21/25	1,750	1,739,744
Ω	4.387%, 04/10/25	2,000	1,983,593
Ω	4.410%, 04/29/25	500	494,769
Nestle Finance International Ltd.
Ω	4.504%, 02/28/25	3,500	3,488,363
NRW Bank
Ω	4.691%, 02/05/25	2,250	2,248,669
Ω	4.692%, 02/10/25	2,000	1,997,631
Ω	4.404%, 05/07/25	1,900	1,878,386
Province of Alberta
Ω	4.510%, 02/03/25	1,250	1,249,552
Ω	4.444%, 02/21/25	1,000	997,484
Ω	4.508%, 02/21/25	2,000	1,994,968
		Face Amount	Value†
		(000)
Ω	4.399%, 03/03/25	2,000	$1,992,570
Province of British Columbia
	4.495%, 05/06/25	2,000	1,977,059
Province of Ontario Canada
	4.393%, 05/27/25	4,000	3,944,414
	4.394%, 05/28/25	4,000	3,943,944
Province of Quebec
Ω	4.459%, 03/20/25	3,000	2,982,914
PSP Capital, Inc.
Ω	4.476%, 04/14/25	1,750	1,734,736
Ω	4.428%, 04/07/25	1,250	1,240,132
Ω	4.428%, 04/08/25	2,600	2,579,167
Ω	4.392%, 04/25/25	1,500	1,484,971
Ω	4.423%, 05/21/25	1,750	1,726,918
Ω	0.074%, 06/16/25	2,500	2,459,294
Royal Bank of Canada
Ω	4.530%, 03/13/25	3,000	2,985,193
Ω	4.457%, 07/14/25	1,500	1,470,544
Ω	4.478%, 07/15/25	2,500	2,450,615
Ω	4.478%, 07/17/25	3,000	2,940,038
Sanofi SA
Ω	4.395%, 02/21/25	750	748,109
Ω	4.410%, 03/14/25	2,000	1,989,905
Ω	4.431%, 03/14/25	2,000	1,989,905
Ω	4.421%, 03/21/25	800	795,290
Siemens Capital Co. LLC
Ω	4.700%, 02/03/25	500	499,822
Ω	4.496%, 02/11/25	1,500	1,498,038
Ω	4.370%, 03/28/25	1,500	1,489,992
Svensk Exportkredit AB
	4.602%, 02/03/25	2,000	1,999,283
	4.713%, 02/10/25	1,000	998,806
	4.677%, 02/21/25	2,000	1,995,003
	4.681%, 02/21/25	500	498,751
Svenska Handelsbanken AB
Ω	4.425%, 07/29/25	3,500	3,424,881
Toronto-Dominion Bank
Ω	4.645%, 04/09/25	2,500	2,479,183
United Overseas Bank Ltd.
Ω	4.741%, 02/03/25	4,000	3,998,559
Ω	4.741%, 02/05/25	3,500	3,497,897
TOTAL COMMERCIAL PAPER (Cost $206,144,690)			206,131,202
TOTAL INVESTMENT SECURITIES (Cost $389,416,724)			389,566,590

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.7%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	6,701,404	$6,701,404
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	6	$66
TOTAL INVESTMENTS — (100.0%)
(Cost $396,118,194)^^			$396,268,060
As of January 31, 2025, the value of Rule 144A securities amounted to $191,453,754 or 48.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,373,247	—	$5,373,247
Bonds	—	55,197,625	—	55,197,625
U.S. Treasury Obligations	—	122,864,516	—	122,864,516
Commercial Paper	—	206,131,202	—	206,131,202
Temporary Cash Investments	$6,701,404	—	—	6,701,404
Securities Lending Collateral	—	66	—	66
Total Investments in Securities	$6,701,404	$389,566,656	—	$396,268,060

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (41.7%)
AUSTRALIA — (8.1%)
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	700	$434,573
(r)	SOFR + 0.750%, FRN, 5.114%, 07/03/25		200	200,464
(r)Ω	SOFR + 0.560%, FRN, 4.936%, 03/18/26		4,646	4,655,989
(r)	3M Swap + 0.750%, FRN, 5.189%, 09/11/26	AUD	600	374,441
(r)	3M Swap + 0.800%, FRN, 5.211%, 02/05/27	AUD	1,100	686,742
(r)	3M Swap + 0.970%, FRN, 5.387%, 05/12/27	AUD	500	313,259
(r)	3M Swap + 1.200%, FRN, 5.621%, 11/04/27	AUD	1,650	1,040,033
(r)	3M Swap + 1.060%, FRN, 5.476%, 03/31/28	AUD	500	314,089
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.128%, 03/14/25		943	943,524
(r)Ω	SOFR + 0.400%, FRN, 4.760%, 07/07/25		1,630	1,631,265
	4.200%, 08/18/25	AUD	1,500	931,226
(r)	3M Swap + 0.900%, FRN, 5.240%, 01/13/26	AUD	2,500	1,561,353
(r)Ω	SOFR + 0.750%, FRN, 5.141%, 03/13/26		300	301,279
(r)	3M Swap + 0.750%, FRN, 5.176%, 08/17/26	AUD	500	312,028
(r)	3M Swap + 0.700%, FRN, 5.041%, 01/14/27	AUD	1,600	997,157
(r)	3M Swap + 1.150%, FRN, 5.490%, 01/13/28	AUD	1,500	944,291
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
National Australia Bank Ltd.
	2.350%, 02/25/25	AUD	500	$310,424
(r)Ω	SOFR + 0.760%, FRN, 5.236%, 05/13/25		1,460	1,462,217
	3.900%, 05/30/25	AUD	2,000	1,240,689
(r)	3M Swap + 0.780%, FRN, 5.197%, 05/12/26	AUD	1,000	623,926
(r)	3M Swap + 0.850%, FRN, 5.276%, 11/16/26	AUD	500	312,504
(r)	3M Swap + 0.720%, FRN, 5.135%, 02/25/27	AUD	500	311,714
(r)	3M Swap + 0.700%, FRN, 5.113%, 05/10/27	AUD	3,000	1,868,308
(r)	3M Swap + 0.700%, FRN, 5.033%, 10/18/27	AUD	1,000	622,266
(r)	3M Swap + 1.200%, FRN, 5.615%, 11/25/27	AUD	1,000	630,534
(r)	3M Swap + 1.000%, FRN, 5.417%, 05/12/28	AUD	1,580	989,712
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	700	434,235
(r)	3M Swap + 0.750%, FRN, 5.163%, 08/10/26	AUD	1,500	935,954
(r)	3M Swap + 0.700%, FRN, 4.990%, 01/25/27	AUD	500	311,577
(r)	3M Swap + 1.230%, FRN, 5.643%, 11/11/27	AUD	1,500	945,839
(r)	3M Swap + 0.980%, FRN, 5.406%, 02/16/28	AUD	500	313,225
TOTAL AUSTRALIA				26,954,837
AUSTRIA — (0.5%)
Oesterreichische Kontrollbank AG
	1.500%, 02/12/25		1,644	1,642,798

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (8.3%)
Canada Government Bonds
	3.750%, 02/01/25	CAD	600	$412,773
	1.500%, 04/01/25	CAD	2,000	1,373,131
	3.500%, 08/01/25	CAD	100	69,065
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	1,200	825,299
Ω	0.950%, 06/15/25	CAD	3,600	2,460,043
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	1,600	1,102,039
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 4.870%, 05/19/25		2,500	2,501,645
CPPIB Capital, Inc.
(r)	SOFR + 1.250%, FRN, 5.624%, 04/04/25		1,100	1,102,026
(r)Ω	SOFR + 1.250%, FRN, 5.665%, 03/11/26		850	859,370
Province of Alberta
	1.000%, 05/20/25		1,590	1,573,869
	2.350%, 06/01/25	CAD	2,100	1,442,394
Province of British Columbia
	2.850%, 06/18/25	CAD	2,600	1,788,863
Province of Manitoba
	2.450%, 06/02/25	CAD	6,300	4,328,657
Province of Ontario
	2.650%, 02/05/25	CAD	1,100	756,865
	2.600%, 06/02/25	CAD	2,400	1,649,937
Province of Quebec
	2.600%, 07/06/25	CAD	3,300	2,269,140
Royal Bank of Canada
	3.403%, 03/24/25	CAD	4,460	3,070,460
TOTAL CANADA				27,585,576
FINLAND — (0.9%)
Finnvera OYJ
	2.375%, 06/04/25		200	198,618
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.371%, 07/15/26		1,900	1,917,005
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.119%, 03/19/27		1,025	1,029,526
TOTAL FINLAND				3,145,149
FRANCE — (1.4%)
Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25		1,400	1,394,016
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.723%, 05/03/26		3,200	$3,197,248
TOTAL FRANCE				4,591,264
GERMANY — (0.4%)
Kreditanstalt fuer Wiederaufbau
	5.050%, 02/04/25	CAD	600	412,864
	0.375%, 07/18/25		200	196,376
Landwirtschaftliche Rentenbank
	0.500%, 05/27/25		700	691,538
TOTAL GERMANY				1,300,778
NETHERLANDS — (3.0%)
Cooperatieve Rabobank UA
(r)	SOFR + 0.700%, FRN, 5.077%, 07/18/25		1,109	1,111,540
(r)	3M Swap + 0.880%, FRN, 5.303%, 05/22/26	AUD	500	312,277
(r)	SOFR + 0.620%, FRN, 5.056%, 08/28/26		500	501,521
(r)	3M Swap + 0.730%, FRN, 5.020%, 01/27/27	AUD	4,000	2,491,251
(r)	3M Swap + 0.870%, FRN, 5.288%, 02/26/27	AUD	1,200	749,293
(r)	3M Swap + 1.180%, FRN, 5.513%, 01/19/28	AUD	4,000	2,513,185
(r)	3M Swap + 0.750%, FRN, 5.168%, 05/26/28	AUD	500	309,917
(r)	3M Swap + 1.150%, FRN, 5.573%, 11/21/28	AUD	1,250	785,215
(r)	3M Swap + 1.030%, FRN, 5.448%, 02/26/29	AUD	500	312,637
Nederlandse Waterschapsbank NV
	4.875%, 02/24/25		1,000	1,000,218
TOTAL NETHERLANDS				10,087,054
NEW ZEALAND — (0.8%)
New Zealand Local Government Funding Agency Bonds
	2.750%, 04/15/25	NZD	4,800	2,700,224

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (0.7%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	500	$310,632
(r)Ω	SOFR + 1.000%, FRN, 5.399%, 06/17/26		2,000	2,018,649
TOTAL NORWAY				2,329,281
SINGAPORE — (1.0%)
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	5.019%, 09/12/25		2,000	2,002,633
United Overseas Bank Ltd.
(r)	3M Swap + 0.590%, FRN, 4.880%, 10/27/25	AUD	1,600	996,073
(r)	3M Swap + 0.720%, FRN, 5.060%, 04/16/27	AUD	500	311,412
TOTAL SINGAPORE				3,310,118
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.9%)
Asian Development Bank
	3.750%, 03/12/25	AUD	1,000	621,218
	4.625%, 06/13/25		1,892	1,893,192
(r)	SOFR + 1.000%, FRN, 5.450%, 08/27/26		1,842	1,863,607
(r)	SOFR + 0.300%, FRN, 4.690%, 06/20/28		4,386	4,380,524
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		1,478	1,459,827
	3.375%, 06/29/25		1,000	995,711
(r)	SOFR + 0.620%, FRN, 5.098%, 08/16/27		3,058	3,080,971
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.562%, 04/14/26		204	203,886
(r)	SOFR + 0.330%, FRN, 4.797%, 02/20/28		4,240	4,246,487
European Investment Bank
(r)Ω	SOFR + 1.000%, FRN, 5.452%, 05/21/28		7,400	7,555,328
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.572%, 09/16/26		1,000	$998,910
(r)	SOFR + 0.280%, FRN, 4.649%, 04/12/27		127	126,971
(r)	SOFR + 0.350%, FRN, 4.724%, 10/04/27		2,671	2,672,275
(r)	SOFR + 0.270%, FRN, 4.660%, 03/20/28		1,400	1,397,564
(r)	SOFR + 0.350%, FRN, 4.647%, 10/05/28		4,220	4,223,477
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		500	500,436
International Bank for Reconstruction & Development
	0.625%, 04/22/25		21	20,827
	0.750%, 07/02/25	CAD	406	276,927
	0.375%, 07/28/25		103	101,018
(r)	SOFR + 0.180%, FRN, 4.582%, 06/15/26		1,000	999,340
(r)	SOFR + 0.370%, FRN, 4.739%, 01/12/27		1,450	1,453,220
(r)	SOFR + 0.430%, FRN, 4.900%, 08/19/27		1,474	1,480,056
International Finance Corp., SOFR + 0.310%, FRN
(r)	4.780%, 08/28/28		4,040	4,039,426
Nordic Investment Bank
	1.500%, 03/13/25	NOK	2,000	176,118
	2.625%, 04/04/25		400	398,755
(r)	SOFR + 1.000%, FRN, 5.499%, 05/12/26		650	656,779
(r)	SOFR + 0.290%, FRN, 4.664%, 10/04/27		300	299,822
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				46,122,672

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (1.1%)
	Kommuninvest I Sverige AB
	1.000%, 05/12/25	SEK	14,000	$1,258,141
	Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.383%, 08/03/26		1,330	1,343,893
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.873%, 03/04/26	AUD	900	559,082
(r)Ω	SOFR + 0.660%, FRN, 5.096%, 05/28/27		400	401,864
	TOTAL SWEDEN			3,562,980
UNITED STATES — (1.6%)
	Bank of America NA, SOFR + 1.020%, FRN
(r)	5.484%, 08/18/26		250	252,125
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.002%, 04/29/26		1,300	1,305,517
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.548%, 10/30/26		500	505,923
	National Securities Clearing Corp.
	1.500%, 04/23/25		1,500	1,490,347
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.209%, 11/13/26		600	604,749
	Shell International Finance BV
	3.250%, 05/11/25		780	777,162
	State Street Corp., SOFR + 0.640%, FRN
(r)	5.017%, 10/22/27		560	561,570
	TOTAL UNITED STATES			5,497,393
	TOTAL BONDS			138,830,124
U.S. TREASURY OBLIGATIONS — (11.1%)
	U.S. Treasury Bills
∞	3.959%, 04/10/25		2,000	1,984,618
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25		16,500	16,517,486
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26		18,500	18,536,130
	TOTAL U.S. TREASURY OBLIGATIONS			37,038,234
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (36.6%)
AUSTRALIA — (1.2%)
Australia & New Zealand Banking Group Ltd.
Ω	4.513%, 07/22/25	2,000	$1,958,892
Commonwealth Bank of Australia
Ω	4.408%, 05/05/25	2,000	1,978,261
TOTAL AUSTRALIA			3,937,153
CANADA — (4.8%)
Bank of Montreal
	4.584%, 03/19/25	2,000	1,988,664
	4.480%, 04/10/25	1,000	991,657
Canadian Imperial Bank of Commerce
Ω	4.551%, 06/16/25	1,500	1,475,273
Hydro-Quebec
Ω	4.385%, 05/20/25	1,000	987,049
Province of British Columbia
	4.495%, 05/06/25	2,000	1,977,059
PSP Capital, Inc.
Ω	4.683%, 02/03/25	500	499,820
Ω	4.687%, 02/24/25	3,000	2,991,432
Ω	4.476%, 04/14/25	2,500	2,478,195
Ω	4.428%, 04/07/25	1,750	1,736,185
Ω	4.427%, 04/22/25	750	742,751
TOTAL CANADA			15,868,085
FRANCE — (2.7%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.713%, 02/24/25	3,000	2,991,345
Caisse des Depots et Consignations
Ω	4.723%, 02/19/25	1,000	997,717
Ω	4.692%, 02/24/25	500	498,558
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.690%, 02/13/25	1,000	998,439
Sanofi SA
Ω	4.422%, 03/10/25	2,000	1,990,868
Ω	4.421%, 03/21/25	1,500	1,491,170
TOTAL FRANCE			8,968,097
GERMANY — (7.4%)
Erste Abwicklungsanstalt
Ω	4.749%, 02/10/25	1,250	1,248,500
Ω	4.668%, 02/07/25	1,000	999,160
Ω	4.642%, 02/14/25	750	748,739
Ω	4.626%, 02/19/25	2,000	1,995,435
Ω	4.417%, 03/20/25	1,700	1,690,194
Ω	4.415%, 04/10/25	2,000	1,983,390

Dimensional VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
Ω	4.695%, 02/21/25	2,000	$1,994,965
Ω	4.545%, 03/19/25	1,000	994,353
Ω	4.438%, 04/07/25	1,500	1,488,098
Ω	4.426%, 04/10/25	1,000	991,707
Ω	4.431%, 04/14/25	2,000	1,982,457
Ω	4.438%, 04/23/25	1,000	990,154
NRW Bank
Ω	4.691%, 02/05/25	1,500	1,499,112
Ω	4.685%, 02/14/25	1,750	1,747,095
Ω	4.404%, 05/07/25	800	790,899
Siemens Capital Co. LLC
Ω	4.700%, 02/03/25	3,500	3,498,753
TOTAL GERMANY			24,643,011
LUXEMBOURG — (0.8%)
Nestle Finance International Ltd.
Ω	4.719%, 02/04/25	1,000	999,529
Ω	4.504%, 02/28/25	1,750	1,744,182
TOTAL LUXEMBOURG			2,743,711
NETHERLANDS — (3.1%)
BNG Bank NV
Ω	4.374%, 04/24/25	2,000	1,980,414
Nederlandse Waterschapsbank NV
Ω	4.382%, 02/26/25	2,000	1,993,714
Ω	4.401%, 03/21/25	1,500	1,491,209
Ω	4.369%, 04/03/25	2,000	1,985,258
Ω	4.398%, 04/30/25	3,000	2,968,257
TOTAL NETHERLANDS			10,418,852
NORWAY — (2.8%)
DNB Bank ASA
Ω	4.747%, 02/18/25	1,750	1,746,236
Ω	4.748%, 02/19/25	1,750	1,746,028
Ω	4.748%, 02/21/25	500	498,746
Ω	4.503%, 05/19/25	250	246,776
Ω	4.445%, 05/07/25	1,500	1,482,845
Ω	4.473%, 07/14/25	1,500	1,470,654
Ω	4.466%, 07/21/25	2,000	1,959,237
TOTAL NORWAY			9,150,522
SINGAPORE — (2.3%)
DBS Bank Ltd.
Ω	4.677%, 02/12/25	750	748,919
Ω	4.451%, 04/28/25	2,000	1,978,888
United Overseas Bank Ltd.
Ω	4.741%, 02/05/25	3,000	2,998,197
Ω	4.697%, 03/03/25	2,000	1,992,525
TOTAL SINGAPORE			7,718,529
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.7%)
European Investment Bank
	4.723%, 02/27/25		2,500	$2,491,985
SWEDEN — (1.1%)
Svensk Exportkredit AB
	4.602%, 02/03/25		2,000	1,999,283
	4.688%, 02/25/25		1,500	1,495,538
TOTAL SWEDEN				3,494,821
UNITED STATES — (9.7%)
Apple, Inc.
Ω	4.376%, 03/03/25		500	498,143
Ω	4.389%, 03/06/25		1,500	1,493,895
Bank of Montreal
	4.532%, 03/18/25		1,000	994,454
Caisse des Depots et Consignations
Ω	4.614%, 02/12/25		500	499,280
Ω	4.487%, 04/28/25		1,000	989,490
Ω	4.453%, 05/02/25		1,750	1,730,757
Ω	4.450%, 06/04/25		1,500	1,477,524
Chevron Corp.
Ω	4.500%, 02/21/25		2,000	1,994,968
Cisco Systems, Inc.
Ω	4.688%, 02/26/25		3,000	2,990,632
Ω	4.633%, 04/03/25		4,000	3,970,313
Ω	4.419%, 03/28/25		1,750	1,738,262
Ω	4.451%, 04/11/25		1,000	991,626
Johnson & Johnson
Ω	4.529%, 03/20/25		1,500	1,491,485
National Securities Clearing Corp.
Ω	4.434%, 03/28/25		2,000	1,986,502
Ω	4.418%, 04/11/25		500	495,777
Ω	4.428%, 04/17/25		2,000	1,981,653
Ω	4.438%, 04/21/25		3,500	3,466,193
Siemens Capital Co. LLC
Ω	4.359%, 03/27/25		500	496,724
Ω	4.370%, 03/28/25		500	496,664
Toronto-Dominion Bank
Ω	4.645%, 04/09/25		2,500	2,479,182
TOTAL UNITED STATES				32,263,524
TOTAL COMMERCIAL PAPER (Cost $121,704,957)				121,698,290
FOREIGN SOVEREIGN OBLIGATIONS — (10.6%)
CANADA — (5.5%)
Alberta Treasury Bills
∞	3.220%, 03/04/25	CAD	300	205,918
∞	3.162%, 03/11/25	CAD	1,000	686,022
Canada Treasury Bills
∞	3.471%, 02/12/25	CAD	2,000	1,374,796
∞	3.333%, 02/27/25	CAD	1,100	755,237
∞	3.129%, 03/12/25	CAD	3,000	2,057,612

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	3.101%, 04/24/25	CAD	1,000	$683,621
Ontario Treasury Bills
∞	3.402%, 02/12/25	CAD	400	274,970
∞	3.165%, 04/02/25	CAD	1,700	1,164,155
∞	3.545%, 02/19/25	CAD	400	274,819
∞	3.281%, 02/26/25	CAD	807	554,147
∞	3.281%, 03/05/25	CAD	2,200	1,509,854
∞	3.175%, 03/12/25	CAD	1,800	1,234,654
∞	3.170%, 06/04/25	CAD	1,000	681,563
∞	3.171%, 03/19/25	CAD	1,100	754,102
∞	3.149%, 04/09/25	CAD	1,000	684,433
Quebec Treasury Bills
∞	3.402%, 02/07/25	CAD	400	275,083
∞	3.509%, 02/14/25	CAD	100	68,735
∞	3.256%, 02/21/25	CAD	1,100	755,691
∞	3.400%, 02/28/25	CAD	2,000	1,373,255
∞	3.180%, 03/07/25	CAD	600	411,762
∞	3.201%, 04/25/25	CAD	300	205,123
∞	3.119%, 04/11/25	CAD	2,000	1,368,906
∞	2.890%, 05/02/25	CAD	1,500	1,024,709
TOTAL CANADA				18,379,167
SINGAPORE — (2.1%)
Monetary Authority of Singapore Bills
∞	3.283%, 02/13/25	SGD	4,700	3,455,504
		Face Amount^	Value†
		(000)

SINGAPORE — (Continued)
∞ 3.225%, 02/27/25	SGD	4,800	$3,524,868
TOTAL SINGAPORE			6,980,372
UNITED KINGDOM — (3.0%)
U.K. Treasury Bills
∞ 4.697%, 03/10/25	GBP	4,000	4,937,211
∞ 4.717%, 03/24/25	GBP	4,000	4,928,707
TOTAL UNITED KINGDOM			9,865,918
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			35,225,457
TOTAL INVESTMENT SECURITIES (Cost $335,341,371)			332,792,105

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	2	18
TOTAL INVESTMENTS — (100.0%)
(Cost $335,341,389)^^			$332,792,123
As of January 31, 2025, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,501,631	SGD	4,667,846	Bank of America Corp.	02/11/25	$65,827
USD	10,061,703	SGD	13,256,354	Royal Bank of Canada	02/11/25	304,260
USD	3,552,238	SGD	4,766,791	UBS AG	02/11/25	43,605
USD	180,934	NOK	1,996,986	Citibank, N.A.	02/21/25	4,505
AUD	510,705	USD	313,797	Citibank, N.A.	02/21/25	3,725
USD	14,389,809	AUD	23,081,975	Royal Bank of Canada	02/21/25	39,026
USD	643,854	SEK	7,096,804	Bank of New York Mellon	04/07/25	1,399
USD	1,026,327	CAD	1,470,168	Citibank, N.A.	04/07/25	12,000
USD	1,630,119	CAD	2,330,232	Societe Generale	04/07/25	22,398
USD	12,657,302	CAD	18,160,310	State Street Bank and Trust	04/07/25	127,778
USD	1,893,910	NZD	3,348,802	Australia and New Zealand Bank	04/10/25	2,823
USD	1,764,876	CAD	2,524,546	Citibank, N.A.	04/10/25	22,843
USD	12,832,006	CAD	18,405,626	NatWest Markets PLC	04/10/25	131,423
USD	13,368,363	CAD	19,115,732	Citibank, N.A.	04/17/25	173,405
USD	623,854	SEK	6,876,883	Citibank, N.A.	04/23/25	701
USD	102,560	AUD	164,540	Citibank, N.A.	04/30/25	216
USD	957,983	CAD	1,383,904	State Street Bank and Trust	04/30/25	2,131
Total Appreciation						$958,065
SGD	3,929,177	USD	2,896,384	Citibank, N.A.	02/11/25	$(4,283)
SGD	4,588,648	USD	3,432,373	Societe Generale	02/11/25	(54,863)

Dimensional VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
SGD	4,689,470	USD	3,505,468	State Street Bank and Trust	02/11/25	$(53,747)
USD	1,802	NOK	20,656	Citibank, N.A.	02/21/25	(23)
CAD	1,448,329	USD	1,010,222	Citibank, N.A.	04/07/25	(10,961)
USD	9,759,321	GBP	7,913,055	Citibank, N.A.	04/10/25	(49,954)
USD	841,267	NZD	1,501,834	Citibank, N.A.	04/10/25	(6,827)
CAD	383,474	USD	266,707	Citibank, N.A.	04/10/25	(2,095)
CAD	2,192,828	USD	1,525,536	NatWest Markets PLC	04/10/25	(12,401)
USD	14,030,344	AUD	22,674,501	State Street Bank and Trust	04/14/25	(71,374)
Total (Depreciation)						$(266,528)
Total Appreciation (Depreciation)						$691,537
As of January 31, 2025, the value of Rule 144A securities amounted to $130,118,228 or 38.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$26,954,837	—	$26,954,837
Austria	—	1,642,798	—	1,642,798
Canada	—	27,585,576	—	27,585,576
Finland	—	3,145,149	—	3,145,149
France	—	4,591,264	—	4,591,264
Germany	—	1,300,778	—	1,300,778
Netherlands	—	10,087,054	—	10,087,054
New Zealand	—	2,700,224	—	2,700,224
Norway	—	2,329,281	—	2,329,281
Singapore	—	3,310,118	—	3,310,118
Supranational Organization Obligations	—	46,122,672	—	46,122,672
Sweden	—	3,562,980	—	3,562,980
United States	—	5,497,393	—	5,497,393
U.S. Treasury Obligations	—	37,038,234	—	37,038,234
Commercial Paper	—	121,698,290	—	121,698,290
Foreign Sovereign Obligations	—	35,225,457	—	35,225,457
Securities Lending Collateral	—	18	—	18
Total Investments in Securities	—	$332,792,123	—	$332,792,123
Financial Instruments
Assets
Forward Currency Contracts**	—	958,065	—	958,065
Liabilities
Forward Currency Contracts**	—	(266,528)	—	(266,528)
Total Financial Instruments	—	$691,537	—	$691,537
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.5%)
U.S. Treasury Inflation-Indexed Bonds
3.625%, 04/15/28	7,007	$7,422,167
2.500%, 01/15/29	13,887	14,277,655
3.875%, 04/15/29	15,814	17,118,008
3.375%, 04/15/32	14,255	15,581,234
2.125%, 02/15/40	8,758	8,605,613
2.125%, 02/15/41	9,076	8,913,786
0.750%, 02/15/42	6,981	5,456,395
0.625%, 02/15/43	5,489	4,100,537
1.375%, 02/15/44	6,227	5,283,394
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	15,020	14,600,049
0.875%, 01/15/29	17,993	17,387,038
0.250%, 07/15/29	3,269	3,066,459
0.125%, 01/15/30	19,927	18,321,137
0.125%, 07/15/30	6,645	6,073,021
0.125%, 01/15/31	22,075	19,867,415
0.125%, 07/15/31	16,539	14,784,812
0.125%, 01/15/32	19,918	17,524,649
1.125%, 01/15/33	3,177	2,963,941
1.375%, 07/15/33	1,558	1,479,733
1.750%, 01/15/34	1,026	997,662
TOTAL U.S. TREASURY OBLIGATIONS Cost ($214,751,083)		203,824,705

		Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	984,631	984,631
TOTAL INVESTMENTS — (100.0%)
(Cost $215,735,714)^^			$204,809,336
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$203,824,705	—	$203,824,705
Temporary Cash Investments	$984,631	—	—	984,631
Total Investments in Securities	$984,631	$203,824,705	—	$204,809,336

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (48.6%)
U.S. Core Equity 2 Portfolio	1,987,180	$78,990,420
U.S. Core Equity 1 Portfolio	628,961	28,045,348
Dimensional VA U.S. Large Value Portfolio	161,967	5,503,621
DFA Real Estate Securities Portfolio	56,476	2,288,986
TOTAL DOMESTIC EQUITIES		114,828,375
INTERNATIONAL EQUITIES — (16.4%)
International Core Equity Portfolio	1,480,628	23,660,434
Emerging Markets Core Equity Portfolio	494,604	11,563,833
Dimensional VA International Value Portfolio	193,096	2,765,139
DFA International Real Estate Securities Portfolio	219,121	734,057
TOTAL INTERNATIONAL EQUITIES		38,723,463
FIXED INCOME (INTERNATIONAL) — (34.9%)
Dimensional VA Global Bond Portfolio	3,020,454	29,540,044
DFA Selectively Hedged Global Fixed Income Portfolio	3,197,170	29,509,878
DFA Two-Year Global Fixed Income Portfolio	1,203,649	11,747,612
Dimensional VA Short-Term Fixed Portfolio	1,163,130	11,747,612
TOTAL FIXED INCOME (INTERNATIONAL)		82,545,146
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $165,398,113)		$236,096,984
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $189,792)	189,792	189,792
TOTAL INVESTMENTS — (100.0%) (Cost $165,587,905)^^		$236,286,776
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$236,096,984	—	—	$236,096,984
Temporary Cash Investments	189,792	—	—	189,792
Total Investments in Securities	$236,286,776	—	—	$236,286,776

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (5.3%)
*	Live Nation Entertainment, Inc.	21,891	$3,167,190
	Meta Platforms, Inc., Class A	273,943	188,796,037
TOTAL COMMUNICATION SERVICES			191,963,227
CONSUMER DISCRETIONARY — (13.4%)
*	Amazon.com, Inc.	589,443	140,098,812
	Best Buy Co., Inc.	4,706	404,057
	Booking Holdings, Inc.	676	3,202,591
*	Burlington Stores, Inc.	31,695	8,999,161
*	Chipotle Mexican Grill, Inc.	153,350	8,947,972
	Darden Restaurants, Inc.	39,448	7,701,828
*	Deckers Outdoor Corp.	23,070	4,091,695
*	Expedia Group, Inc.	70,338	12,024,281
	Home Depot, Inc.	384,814	158,535,672
	Las Vegas Sands Corp.	247,110	11,325,051
*	Lululemon Athletica, Inc.	2,074	859,051
	Marriott International, Inc., Class A	1	291
	NIKE, Inc., Class B	105,301	8,097,647
	Pool Corp.	6,837	2,353,637
	Ross Stores, Inc.	209,678	31,569,120
	Royal Caribbean Cruises Ltd.	6,246	1,665,184
	Starbucks Corp.	37,155	4,000,850
	TJX Cos., Inc.	418,160	52,182,186
#	Tractor Supply Co.	399,760	21,730,954
	Williams-Sonoma, Inc.	35,386	7,479,539
TOTAL CONSUMER DISCRETIONARY			485,269,579
CONSUMER STAPLES — (11.0%)
#	Altria Group, Inc.	109,562	5,722,423
*	BJ's Wholesale Club Holdings, Inc.	11,954	1,184,044
	Brown-Forman Corp. (BF/A US), Class A	2,508	83,566
	Clorox Co.	71,957	11,418,137
	Coca-Cola Co.	890,153	56,506,912
	Colgate-Palmolive Co.	232,810	20,184,627
	Costco Wholesale Corp.	100,407	98,386,811
	Hershey Co.	471	70,297
	Kimberly-Clark Corp.	268,744	34,928,658
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	468,330	$70,572,648
	Procter & Gamble Co.	394,628	65,504,302
	Sysco Corp.	467,434	34,085,287
TOTAL CONSUMER STAPLES			398,647,712
ENERGY — (1.8%)
	Cheniere Energy, Inc.	170,932	38,228,942
	Targa Resources Corp.	121,136	23,839,565
#	Texas Pacific Land Corp.	723	937,854
TOTAL ENERGY			63,006,361
FINANCIALS — (12.1%)
	Ameriprise Financial, Inc.	64,967	35,300,469
	Aon PLC, Class A	15,849	5,877,126
*	Corpay, Inc.	2,802	1,066,133
	Equitable Holdings, Inc.	137,366	7,475,458
	FactSet Research Systems, Inc.	867	411,313
	LPL Financial Holdings, Inc.	32,095	11,775,335
	Marsh & McLennan Cos., Inc.	50,170	10,880,870
	Mastercard, Inc., Class A	308,412	171,301,277
	Moody's Corp.	35,508	17,734,116
	Visa, Inc., Class A	519,423	177,538,781
TOTAL FINANCIALS			439,360,878
HEALTH CARE — (12.1%)
	AbbVie, Inc.	700,813	128,879,511
	Amgen, Inc.	190,163	54,276,323
	Cencora, Inc.	153,459	39,010,812
*	DaVita, Inc.	6,214	1,094,907
*	Edwards Lifesciences Corp.	3	217
	Eli Lilly & Co.	205,235	166,462,004
*	IDEXX Laboratories, Inc.	31,399	13,251,948
*	IQVIA Holdings, Inc.	3,497	704,156
*	Solventum Corp.	39,626	2,934,702
*	Waters Corp.	24,713	10,267,757
	West Pharmaceutical Services, Inc.	67	22,884
	Zoetis, Inc.	136,127	23,264,104
TOTAL HEALTH CARE			440,169,325

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (14.0%)
#	3M Co.	174,279	$26,525,264
	Automatic Data Processing, Inc.	134,474	40,746,967
*	Boeing Co.	59,970	10,585,904
	Booz Allen Hamilton Holding Corp.	52,858	6,818,682
	Broadridge Financial Solutions, Inc.	60,069	14,309,637
	Caterpillar, Inc.	167,334	62,154,541
	Cintas Corp.	47,029	9,432,607
	Deere & Co.	2,345	1,117,533
	Expeditors International of Washington, Inc.	955	108,469
	Fastenal Co.	174,640	12,790,634
	Honeywell International, Inc.	166,186	37,179,132
	Illinois Tool Works, Inc.	95,864	24,844,114
	Lennox International, Inc.	20,650	12,233,473
	Lincoln Electric Holdings, Inc.	3,675	730,516
	Lockheed Martin Corp.	87,680	40,591,456
	Old Dominion Freight Line, Inc.	70,886	13,157,150
	Paychex, Inc.	229,858	33,943,131
	Rockwell Automation, Inc.	16,558	4,610,244
	Rollins, Inc.	75,167	3,720,766
	Trane Technologies PLC	26,735	9,698,121
	Union Pacific Corp.	74,734	18,518,338
	Veralto Corp.	5,027	519,742
	Verisk Analytics, Inc.	111,740	32,118,546
	Vertiv Holdings Co., Class A	170,425	19,943,133
	Waste Management, Inc.	137,529	30,292,138
	WW Grainger, Inc.	36,312	38,587,673
*	XPO, Inc.	23,200	3,101,144
TOTAL INDUSTRIALS			508,379,055
INFORMATION TECHNOLOGY — (27.5%)
*	Adobe, Inc.	100,197	43,831,178
	Apple, Inc.	760,531	179,485,316
	Applied Materials, Inc.	20,926	3,774,004
*	AppLovin Corp., Class A	125,307	46,312,214
*	Autodesk, Inc.	40,495	12,607,713
	CDW Corp.	86,520	17,229,593
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fortinet, Inc.	127,865	$12,899,021
*	Gartner, Inc.	54,043	29,336,162
*	GoDaddy, Inc., Class A	67,593	14,373,651
	International Business Machines Corp.	17,917	4,581,377
	Jabil, Inc.	11,355	1,844,166
	KLA Corp.	42,675	31,504,392
	Lam Research Corp.	405,720	32,883,606
*	Manhattan Associates, Inc.	4,950	1,032,521
	Microchip Technology, Inc.	6,114	331,990
	Microsoft Corp.	413,819	171,759,714
	Motorola Solutions, Inc.	51,950	24,377,537
	NetApp, Inc.	144,515	17,645,281
	NVIDIA Corp.	1,882,320	226,010,162
	Oracle Corp.	626,060	106,467,764
	Texas Instruments, Inc.	102,034	18,836,497
TOTAL INFORMATION TECHNOLOGY			997,123,859
MATERIALS — (0.6%)
	Sherwin-Williams Co.	60,821	21,783,649
UTILITIES — (1.1%)
	NRG Energy, Inc.	83,148	8,517,681
	Vistra Corp.	190,923	32,080,792
TOTAL UTILITIES			40,598,473
TOTAL COMMON STOCKS Cost ($1,960,088,717)			3,586,302,118

TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	34,844,783	34,844,783
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	497,813	5,758,698
TOTAL INVESTMENTS — (100.0%)
(Cost $2,000,691,958)^^			$3,626,905,599

U.S. Large Cap Growth Portfolio
CONTINUED
As of January 31, 2025, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	85	03/21/25	$25,856,521	$25,785,812	$(70,709)
Total Futures Contracts			$25,856,521	$25,785,812	$(70,709)
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$191,963,227	—	—	$191,963,227
Consumer Discretionary	485,269,579	—	—	485,269,579
Consumer Staples	398,647,712	—	—	398,647,712
Energy	63,006,361	—	—	63,006,361
Financials	439,360,878	—	—	439,360,878
Health Care	440,169,325	—	—	440,169,325
Industrials	508,379,055	—	—	508,379,055
Information Technology	997,123,859	—	—	997,123,859
Materials	21,783,649	—	—	21,783,649
Utilities	40,598,473	—	—	40,598,473
Temporary Cash Investments	34,844,783	—	—	34,844,783
Securities Lending Collateral	—	$5,758,698	—	5,758,698
Total Investments in Securities	$3,621,146,901	$5,758,698	—	$3,626,905,599
Financial Instruments
Liabilities
Futures Contracts**	(70,709)	—	—	(70,709)
Total Financial Instruments	$(70,709)	—	—	$(70,709)
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.5%)
*	Anterix, Inc.	21,531	$615,141
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	7,436	317,443
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	24,919	965,611
*	Cargurus, Inc.	89,538	3,509,890
*	Cinemark Holdings, Inc.	132,090	3,781,737
*	Gambling.com Group Ltd.	32,777	461,828
*	Gannett Co., Inc.	134,000	605,680
#*	Gogo, Inc.	103,584	874,249
	IDT Corp., Class B	26,370	1,244,137
#*	IMAX Corp.	74,230	1,748,116
	Iridium Communications, Inc.	97,952	2,816,120
	John Wiley & Sons, Inc. (WLY US), Class A	47,521	1,945,034
*	Lumen Technologies, Inc.	1,095,616	5,412,343
*	Magnite, Inc.	80,396	1,382,811
	New York Times Co., Class A	108,406	5,886,446
	Nexstar Media Group, Inc.	1,466	224,620
*	PubMatic, Inc., Class A	28,270	427,442
*	QuinStreet, Inc.	35,804	847,123
*	Stagwell, Inc.	118,951	742,254
*	TechTarget, Inc.	28,638	487,705
	Townsquare Media, Inc., Class A	917	8,143
*	Travelzoo	10,684	211,864
*	Vimeo, Inc.	138,918	932,140
*	Yelp, Inc.	70,499	2,815,730
*	ZipRecruiter, Inc., Class A	72,810	500,933
TOTAL COMMUNICATION SERVICES			38,764,540
CONSUMER DISCRETIONARY — (16.8%)
*	Abercrombie & Fitch Co., Class A	47,957	5,725,107
*	Accel Entertainment, Inc.	46,293	521,722
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Acushnet Holdings Corp.	73,215	$4,782,404
	Aramark	144,564	5,624,985
	Arhaus, Inc.	55,737	684,450
	Arko Corp.	58,612	414,387
	Autoliv, Inc.	54,115	5,230,756
*	AutoNation, Inc.	29,393	5,542,050
	Bloomin' Brands, Inc.	94,496	1,186,870
*	Boot Barn Holdings, Inc.	30,194	4,856,705
	Boyd Gaming Corp.	2,041	156,443
*	Bright Horizons Family Solutions, Inc.	32,743	4,014,292
*	Brinker International, Inc.	47,295	8,606,271
	Brunswick Corp.	50,174	3,383,735
	Buckle, Inc.	54,152	2,578,177
	Build-A-Bear Workshop, Inc.	18,211	771,054
	Camping World Holdings, Inc., Class A	64,879	1,498,056
	Carriage Services, Inc.	10,960	448,812
*	Cavco Industries, Inc.	8,315	4,229,342
*	Champion Homes, Inc.	55,715	5,144,166
#	Cheesecake Factory, Inc.	61,747	3,467,094
#	Choice Hotels International, Inc.	34,922	5,145,058
	Churchill Downs, Inc.	23,880	2,951,090
	Columbia Sportswear Co.	19,300	1,704,190
*	Cooper-Standard Holdings, Inc.	7,200	111,024
	Cracker Barrel Old Country Store, Inc.	4,387	285,067
*	Crocs, Inc.	46,710	4,767,690
#*	Dave & Buster's Entertainment, Inc.	40,070	1,064,259
#	Dillard's, Inc., Class A	9,875	4,622,586
*	Dorman Products, Inc.	19,044	2,500,096
*	Envela Corp.	10,494	72,933
*	European Wax Center, Inc., Class A	56,459	381,098
*	Figs, Inc., Class A	71,146	404,821
*	Frontdoor, Inc.	79,753	4,775,610
*	Funko, Inc., Class A	17,744	248,416
	Gap, Inc.	283,018	6,812,243
	Gentex Corp.	120,834	3,132,017
*	Global Business Travel Group I	3,836	33,834

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Grand Canyon Education, Inc.	31,916	$5,605,726
	H&R Block, Inc.	72,783	4,025,628
*	Hanesbrands, Inc.	271,664	2,205,912
	Hasbro, Inc.	148,500	8,589,240
	Installed Building Products, Inc.	27,915	5,550,619
	International Game Technology PLC	2,090	35,572
	J Jill, Inc.	15,230	416,084
	Jack in the Box, Inc.	4,336	169,928
	Kontoor Brands, Inc.	65,219	5,990,365
#*	Kura Sushi USA, Inc., Class A	10,600	848,000
*	Laureate Education, Inc.	150,089	2,809,666
	Levi Strauss & Co., Class A	76,204	1,450,162
*	Light & Wonder, Inc.	6,269	551,108
*	Lincoln Educational Services Corp.	12,547	204,767
#	Lucky Strike Entertainment Corp.	13,273	141,357
	Marine Products Corp.	4,479	42,058
*	Mattel, Inc.	219,385	4,089,336
*	MGM Resorts International	3,707	127,817
*	Modine Manufacturing Co.	59,366	6,022,681
	Murphy USA, Inc.	15,274	7,681,447
	Nathan's Famous, Inc.	430	34,791
	Nordstrom, Inc.	55,626	1,346,149
*	Norwegian Cruise Line Holdings Ltd.	330,139	9,359,441
*	Ollie's Bargain Outlet Holdings, Inc.	47,050	5,246,546
	OneSpaWorld Holdings Ltd.	108,643	2,320,614
#	Papa John's International, Inc.	6,657	263,417
	Patrick Industries, Inc.	17,548	1,704,613
*	PlayAGS, Inc.	30,743	370,146
*	Potbelly Corp.	30,935	383,903
	Red Rock Resorts, Inc., Class A	49,765	2,440,973
#*	Revolve Group, Inc.	36,747	1,160,470
*	RH	9,371	3,927,480
*	Savers Value Village, Inc.	42,026	468,170
*	Shake Shack, Inc., Class A	29,536	3,489,088
*	Sonos, Inc.	131,621	1,815,054
	Steven Madden Ltd.	84,057	3,450,540
*	Stride, Inc.	38,763	5,229,129
#	Tapestry, Inc.	21,609	1,576,160
	Tempur Sealy International, Inc.	169,687	10,714,037
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tile Shop Holdings, Inc.	6,058	$45,677
*	TopBuild Corp.	8,015	2,746,580
#*	United Parks & Resorts, Inc.	48,420	2,544,955
*	Universal Technical Institute, Inc.	57,813	1,585,811
	Upbound Group, Inc.	59,024	1,731,764
	Vail Resorts, Inc.	37,942	6,454,693
*	Valvoline, Inc.	112,952	4,191,649
#	VF Corp.	243,233	6,316,761
*	Victoria's Secret & Co.	82,308	2,992,719
	Wendy's Co.	201,305	2,985,353
	Worthington Enterprises, Inc.	19,976	836,994
	Wyndham Hotels & Resorts, Inc.	77,543	8,143,566
*Ω	XPEL, Inc.	28,298	1,186,535
*	YETI Holdings, Inc.	72,027	2,683,726
TOTAL CONSUMER DISCRETIONARY			264,183,887
CONSUMER STAPLES — (5.1%)
*	Boston Beer Co., Inc. , Class A	7,022	1,760,205
	Cal-Maine Foods, Inc.	9,524	1,027,640
*	Celsius Holdings, Inc.	55,519	1,386,865
*	Chefs' Warehouse, Inc.	41,126	2,215,046
	Coca-Cola Consolidated, Inc.	2,744	3,752,749
#*	elf Beauty, Inc.	33,622	3,359,174
	Energizer Holdings, Inc.	76,323	2,594,219
	Flowers Foods, Inc.	167,905	3,282,543
*»	Fresh Market, Inc.	15,766	0
*	Freshpet, Inc.	12,215	1,953,789
*	Honest Co., Inc.	36,019	230,882
	Interparfums, Inc.	31,841	4,490,218
	J&J Snack Foods Corp.	20,885	2,866,049
	John B Sanfilippo & Son, Inc.	10,631	769,047
#	Lamb Weston Holdings, Inc.	106,256	6,368,985
	Lancaster Colony Corp.	21,652	3,653,558
	Lifevantage Corp.	7,151	151,315
*	Lifeway Foods, Inc.	8,013	184,619
*	Mama's Creations, Inc.	37,381	287,834
	National Beverage Corp.	65,383	2,749,355
	Natural Grocers by Vitamin Cottage, Inc.	22,583	983,264

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	8,326	$349,858
*	Pilgrim's Pride Corp.	22,014	1,024,532
	PriceSmart, Inc.	11,477	1,044,063
	Reynolds Consumer Products, Inc.	125,104	3,454,121
*	Sprouts Farmers Market, Inc.	117,824	18,656,252
	Tootsie Roll Industries, Inc.	38,352	1,191,213
	Turning Point Brands, Inc.	23,500	1,497,890
	Utz Brands, Inc.	77,240	1,031,926
*	Vita Coco Co., Inc.	60,138	2,251,567
*	Vital Farms, Inc.	47,004	2,062,300
	WD-40 Co.	13,268	3,117,317
	WK Kellogg Co.	6,033	100,087
TOTAL CONSUMER STAPLES			79,848,482
ENERGY — (2.9%)
	Antero Midstream Corp.	267,867	4,296,587
	Archrock, Inc.	156,748	4,403,051
	Cactus, Inc., Class A	60,780	3,629,174
#*	Centrus Energy Corp., Class A	16,006	1,317,294
	ChampionX Corp.	130,205	3,729,071
#*	Comstock Resources, Inc.	33,697	625,416
	Core Laboratories, Inc.	46,816	794,467
#	CVR Energy, Inc.	32,924	623,910
	Energy Services of America Corp.	16,380	196,724
	EQT Corp.	50,640	2,588,717
	Excelerate Energy, Inc., Class A	20,233	604,360
*	KLX Energy Services Holdings, Inc.	13,748	72,727
	Kodiak Gas Services, Inc.	12,840	600,655
#	Magnolia Oil & Gas Corp., Class A	187,051	4,433,109
*	Nabors Industries Ltd.	9,694	554,691
*	Oceaneering International, Inc.	113,589	2,822,687
	ONEOK, Inc.	49,123	4,773,328
	Solaris Energy Infrastructure, Inc.	25,571	697,833
*	TETRA Technologies, Inc.	161,339	669,557
*	Tidewater, Inc.	39,230	2,161,965
#*	Uranium Energy Corp.	396,340	2,798,160
		Shares	Value†
ENERGY — (Continued)
	Weatherford International PLC	67,155	$4,227,407
TOTAL ENERGY			46,620,890
FINANCIALS — (9.6%)
	Acadian Asset Management, Inc.	40,589	1,011,478
	American Coastal Insurance Corp.	20,940	255,259
	AMERISAFE, Inc.	20,353	1,018,057
	Artisan Partners Asset Management, Inc., Class A	70,697	3,159,449
*	AvidXchange Holdings, Inc.	88,681	940,019
*	Baldwin Insurance Group, Inc.	22,993	941,563
	BancFirst Corp.	3,481	414,517
*	Bancorp, Inc.	59,164	3,612,554
	BGC Group, Inc., Class A	364,140	3,473,896
*	Cantaloupe, Inc.	78,482	638,843
	Cass Information Systems, Inc.	13,166	542,308
	City Holding Co.	15,812	1,867,872
*	Coastal Financial Corp.	12,813	1,142,663
	Cohen & Steers, Inc.	47,439	4,204,519
	Commerce Bancshares, Inc.	7,276	486,037
	Crawford & Co. (CRD/A US), Class A	31,015	372,490
	Crawford & Co. (CRD/B US), Class B	30,600	359,550
*	Credit Acceptance Corp.	8,016	4,070,284
*	Dave, Inc.	1,199	114,888
	Diamond Hill Investment Group, Inc.	2,922	438,417
	DigitalBridge Group, Inc.	114,781	1,259,148
*	Donnelley Financial Solutions, Inc.	35,884	2,381,621
	Esquire Financial Holdings, Inc.	2,896	258,816
*	Euronet Worldwide, Inc.	42,989	4,234,416
	Evercore, Inc., Class A	7,244	2,109,960
	EVERTEC, Inc.	72,062	2,339,853
	Federated Hermes, Inc.	84,142	3,346,327

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bankshares, Inc.	98,781	$3,680,580
	FirstCash Holdings, Inc.	23,769	2,594,386
*	Flywire Corp.	50,689	979,818
#	Goosehead Insurance, Inc., Class A	22,220	2,381,317
	Hamilton Lane, Inc., Class A	33,273	5,296,396
#	HCI Group, Inc.	8,992	1,096,395
*	I3 Verticals, Inc., Class A	29,879	743,688
*	International Money Express, Inc.	32,480	614,197
	Kinsale Capital Group, Inc.	11,071	4,892,718
	Lakeland Financial Corp.	21,716	1,477,557
	Lazard, Inc.	93,915	5,106,159
*	LendingTree, Inc.	14,012	629,559
	MarketAxess Holdings, Inc.	31,113	6,864,461
	Moelis & Co., Class A	14,130	1,106,238
*	Moneylion, Inc.	4,816	418,896
*	NCR Atleos Corp.	28,306	901,829
*	NerdWallet, Inc., Class A	20,887	298,266
*	Open Lending Corp.	90,693	548,693
*	Oscar Health, Inc., Class A	137,810	2,287,646
*	Palomar Holdings, Inc.	28,461	3,070,088
	Park National Corp.	195	33,093
*	Paymentus Holdings, Inc., Class A	8,068	257,853
*	Payoneer Global, Inc.	354,433	3,756,990
*	Paysign, Inc.	24,518	65,218
	Piper Sandler Cos.	12,123	3,844,688
	PJT Partners, Inc., Class A	23,836	3,932,225
	Primerica, Inc.	27,538	7,990,701
	PROG Holdings, Inc.	40,728	1,741,122
	RLI Corp.	79,092	5,801,398
	SEI Investments Co.	23,763	2,057,401
	ServisFirst Bancshares, Inc.	26,440	2,397,315
#*	Shift4 Payments, Inc., Class A	29,612	3,548,998
	Silvercrest Asset Management Group, Inc., Class A	11,193	207,071
	SLM Corp.	189,078	5,277,167
	StepStone Group, Inc., Class A	15,901	1,018,936
*	Triumph Financial, Inc.	20,375	1,570,097
	Victory Capital Holdings, Inc., Class A	53,412	3,534,806
		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	80,234	$3,214,174
	Western Union Co.	341,325	3,522,474
*	WEX, Inc.	33,714	6,199,667
	WisdomTree, Inc.	165,757	1,622,761
TOTAL FINANCIALS			151,577,846
HEALTH CARE — (9.9%)
*	ACADIA Pharmaceuticals, Inc.	118,115	2,204,026
*	Accuray, Inc.	40,786	90,953
*	Addus HomeCare Corp.	12,344	1,544,975
*	ADMA Biologics, Inc.	243,611	3,934,318
*	Alkermes PLC	151,182	4,766,768
*	Amedisys, Inc.	8,478	784,215
*	Amneal Pharmaceuticals, Inc.	157,407	1,300,182
*	Amphastar Pharmaceuticals, Inc.	51,649	1,801,001
*	ANI Pharmaceuticals, Inc.	21,271	1,247,331
*	Artivion, Inc.	45,235	1,400,476
*	Astrana Health, Inc.	41,723	1,538,327
*	AtriCure, Inc.	45,385	1,809,500
*	Bioventus, Inc., Class A	4,592	49,043
#*	Brookdale Senior Living, Inc.	203,454	941,992
	Bruker Corp.	51,072	2,969,837
*	Catalyst Pharmaceuticals, Inc.	121,495	2,740,927
	Chemed Corp.	10,456	5,876,272
*	Collegium Pharmaceutical, Inc.	44,485	1,428,858
	Concentra Group Holdings Parent, Inc.	98,491	2,295,825
	CONMED Corp.	13,703	983,601
*	Corcept Therapeutics, Inc.	102,880	6,884,730
*	CorVel Corp.	52,923	6,131,129
*	DaVita, Inc.	32,137	5,662,539
*	Electromed, Inc.	7,663	263,607
	Encompass Health Corp.	82,272	8,167,141
	Ensign Group, Inc.	50,176	7,007,580
*	Exelixis, Inc.	151,611	5,025,905
*	GoodRx Holdings, Inc., Class A	10,664	50,867
*	Haemonetics Corp.	42,950	2,965,697
#*	Halozyme Therapeutics, Inc.	124,165	7,032,706

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Harmony Biosciences Holdings, Inc.	59,448	$2,304,799
*	HealthEquity, Inc.	46,583	5,143,695
	HealthStream, Inc.	19,879	649,049
*	Henry Schein, Inc.	11,074	885,920
*	InfuSystem Holdings, Inc.	8,966	72,535
*	Integer Holdings Corp.	17,912	2,547,445
	iRadimed Corp.	10,608	628,100
*	Kiniksa Pharmaceuticals International PLC	39,471	773,632
*	Krystal Biotech, Inc.	941	150,315
*	Lantheus Holdings, Inc.	56,260	5,204,613
	LeMaitre Vascular, Inc.	12,375	1,199,509
*	Ligand Pharmaceuticals, Inc.	18,267	2,129,019
*	Maravai LifeSciences Holdings, Inc., Class A	87,021	429,013
*	Masimo Corp.	23,210	4,043,878
*	Medpace Holdings, Inc.	185	64,593
*	Merit Medical Systems, Inc.	51,387	5,595,017
	Mesa Laboratories, Inc.	5,456	751,237
*	MiMedx Group, Inc.	147,705	1,285,033
	National Research Corp.	22,786	379,843
*	Option Care Health, Inc.	159,011	4,916,620
	Organon & Co.	262,585	4,085,823
*	Pennant Group, Inc.	17,051	451,340
	Phibro Animal Health Corp., Class A	12,008	261,894
*	Privia Health Group, Inc.	117,256	2,679,300
*	Progyny, Inc.	33,851	784,328
*	RadNet, Inc.	12,295	804,954
*	Repligen Corp.	20,793	3,456,004
	Select Medical Holdings Corp.	122,051	2,400,743
#*	Semler Scientific, Inc.	6,008	312,176
	SIGA Technologies, Inc.	30,053	179,717
	Simulations Plus, Inc.	21,851	749,926
*	Sotera Health Co.	288,458	3,954,759
*	STAAR Surgical Co.	32,400	783,756
*	Surmodics, Inc.	12,790	435,372
*	Tectonic Therapeutic, Inc.	2,530	136,974
*	Tenet Healthcare Corp.	18,132	2,554,617
		Shares	Value†
HEALTH CARE — (Continued)
	U.S. Physical Therapy, Inc.	13,534	$1,200,601
*	UFP Technologies, Inc.	7,838	2,152,785
TOTAL HEALTH CARE			155,439,262
INDUSTRIALS — (26.1%)
	A.O. Smith Corp.	73,533	4,948,771
	AAON, Inc.	78,001	9,077,756
	Acuity Brands, Inc.	14,066	4,675,398
	Advanced Drainage Systems, Inc.	38,238	4,623,357
	Alamo Group, Inc.	9,780	1,814,777
	Albany International Corp., Class A	30,036	2,425,407
	Allison Transmission Holdings, Inc.	89,446	10,513,483
*	API Group Corp.	78,220	2,984,093
	Apogee Enterprises, Inc.	25,454	1,298,663
	Applied Industrial Technologies, Inc.	35,348	9,191,540
	Argan, Inc.	7,841	1,072,649
	Aris Water Solutions, Inc., Class A	20,854	532,403
	Armstrong World Industries, Inc.	41,056	6,199,866
	Atmus Filtration Technologies, Inc.	51,409	2,149,924
*	AZEK Co., Inc.	53,754	2,753,817
	AZZ, Inc.	24,782	2,126,048
	Barrett Business Services, Inc.	33,180	1,437,689
*	Beacon Roofing Supply, Inc.	52,443	6,206,105
*	Blue Bird Corp.	34,915	1,243,672
	Brady Corp., Class A	44,965	3,349,443
	Brink's Co.	43,472	4,057,242
	BWX Technologies, Inc.	65,318	7,376,362
*	CACI International, Inc., Class A	1,168	451,152
#	Cadre Holdings, Inc.	42,062	1,621,490
*	Casella Waste Systems, Inc., Class A	14,394	1,547,931
*	CBIZ, Inc.	57,147	4,903,784
*	CECO Environmental Corp.	37,549	1,063,388
*	Chart Industries, Inc.	2,774	586,951
*	Clean Harbors, Inc.	8,069	1,880,077
	Comfort Systems USA, Inc.	19,328	8,441,504
*	Construction Partners, Inc., Class A	40,499	3,256,120
*	Core & Main, Inc., Class A	60,779	3,430,367

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	8,941	$1,641,389
	Crane Co.	3,672	625,415
	CSG Systems International, Inc.	35,884	2,109,620
	CSW Industrials, Inc.	10,965	3,616,367
	Donaldson Co., Inc.	109,212	7,774,802
	Douglas Dynamics, Inc.	11,979	309,657
*	Driven Brands Holdings, Inc.	17,387	287,059
*	DXP Enterprises, Inc.	14,158	1,434,064
*	Dycom Industries, Inc.	28,599	5,409,787
*	Energy Recovery, Inc.	61,071	875,758
	Enerpac Tool Group Corp.	58,479	2,642,666
	Esab Corp.	27,603	3,418,355
	ESCO Technologies, Inc.	2,711	359,858
*	Everus Construction Group, Inc.	13,084	900,310
*	ExlService Holdings, Inc.	160,004	8,041,801
	Exponent, Inc.	49,829	4,567,824
	Federal Signal Corp.	60,157	5,914,035
#*	First Advantage Corp.	104,964	1,981,720
	Flowserve Corp.	59,817	3,745,740
*	Fluor Corp.	69,328	3,342,303
	Fortune Brands Innovations, Inc.	48,977	3,510,182
*	Franklin Covey Co.	15,085	571,872
	Franklin Electric Co., Inc.	41,302	4,129,787
	FTAI Aviation Ltd.	79,702	8,012,442
*	FTI Consulting, Inc.	14,039	2,742,519
*	Generac Holdings, Inc.	27,065	4,041,616
	Genpact Ltd.	122,614	5,970,076
	Global Industrial Co.	39,045	964,802
*	GMS, Inc.	23,245	1,960,483
	Gorman-Rupp Co.	25,257	969,364
*	Graham Corp.	9,099	413,277
	Granite Construction, Inc.	23,200	2,044,848
	Griffon Corp.	37,974	2,877,290
	H&E Equipment Services, Inc.	39,507	3,503,876
	Herc Holdings, Inc.	29,575	6,032,117
	Hexcel Corp.	45,288	2,952,778
	HNI Corp.	49,346	2,459,898
*	Huron Consulting Group, Inc.	19,146	2,427,330
	ICF International, Inc.	18,901	2,205,936
*	IES Holdings, Inc.	19,086	4,223,350
*	Innodata, Inc.	30,980	1,148,738
	Insperity, Inc.	35,669	2,675,532
	Interface, Inc.	21,888	541,947
	ITT, Inc.	8,902	1,344,380
	Kadant, Inc.	11,703	4,364,049
		Shares	Value†
INDUSTRIALS — (Continued)
	Karat Packaging, Inc.	15,201	$469,863
	KBR, Inc.	120,328	6,548,250
	Kforce, Inc.	20,836	1,161,190
*	Kratos Defense & Security Solutions, Inc.	12,031	401,474
	Landstar System, Inc.	29,647	4,881,675
*	Legalzoom.com, Inc.	173,048	1,555,701
*	Leonardo DRS, Inc.	10,081	354,347
*	Limbach Holdings, Inc.	13,331	1,232,851
	Lindsay Corp.	10,201	1,368,872
*	Liquidity Services, Inc.	9,583	332,051
	LSI Industries, Inc.	9,868	207,919
*	MasTec, Inc.	32,179	4,668,851
	Maximus, Inc.	48,955	3,685,822
	McGrath RentCorp	25,765	3,160,592
	Moog, Inc., Class A	11,165	2,028,234
	MSA Safety, Inc.	33,178	5,465,412
	MSC Industrial Direct Co., Inc., Class A	50,601	4,068,826
	Mueller Industries, Inc.	63,625	5,010,469
	Mueller Water Products, Inc., Class A	162,321	3,733,383
*	MYR Group, Inc.	17,301	2,449,303
*	NEXTracker, Inc., Class A	83,989	4,234,725
	Omega Flex, Inc.	10,035	394,978
*	Parsons Corp.	28,621	2,268,787
*	Paylocity Holding Corp.	32,919	6,765,513
*	Perma-Fix Environmental Services, Inc.	2,173	22,230
#	Powell Industries, Inc.	14,240	3,414,467
	Primoris Services Corp.	16,198	1,243,520
*	Pursuit Attractions & Hospitality, Inc.	22,510	889,145
	Quad/Graphics, Inc.	43,907	295,055
*	RBC Bearings, Inc.	11,633	4,057,009
*	RCM Technologies, Inc.	10,176	198,737
	REV Group, Inc.	55,145	1,913,531
	Robert Half, Inc.	58,840	3,812,244
*	Saia, Inc.	1,806	867,079
	Science Applications International Corp.	47,653	5,159,867
	Simpson Manufacturing Co., Inc.	40,731	6,842,808
*	SiteOne Landscape Supply, Inc.	21,830	3,106,409
*	SPX Technologies, Inc.	10,175	1,511,191
	Standex International Corp.	11,794	2,154,764

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	33,025	$4,703,420
*	TaskUS, Inc., Class A	14,647	240,943
*	Team, Inc.	312	5,245
	Tecnoglass, Inc.	46,628	3,543,728
	Tennant Co.	20,229	1,729,984
	Tetra Tech, Inc.	57,336	2,109,965
	Toro Co.	59,407	4,946,821
*	Transcat, Inc.	7,427	572,027
*	Trex Co., Inc.	93,038	6,775,957
	TriNet Group, Inc.	41,381	3,864,572
	Trinity Industries, Inc.	86,532	3,273,505
	UFP Industries, Inc.	6,561	758,780
*	Upwork, Inc.	81,108	1,278,262
	Valmont Industries, Inc.	18,335	6,082,820
*	Verra Mobility Corp.	164,351	4,337,223
*	Vicor Corp.	35,173	1,798,747
	Watts Water Technologies, Inc., Class A	23,210	4,799,364
*	Willdan Group, Inc.	4,107	145,162
	Willis Lease Finance Corp.	1,725	334,512
*	WillScot Holdings Corp.	164,247	6,086,994
	Woodward, Inc.	7,562	1,400,860
	Zurn Elkay Water Solutions Corp.	49,171	1,939,304
TOTAL INDUSTRIALS			410,993,587
INFORMATION TECHNOLOGY — (14.4%)
*	8x8, Inc.	90,472	253,322
	A10 Networks, Inc.	84,397	1,655,025
*	ACI Worldwide, Inc.	81,902	4,385,852
	Adeia, Inc.	116,303	1,494,494
	Advanced Energy Industries, Inc.	36,397	4,188,567
#*	Aehr Test Systems	1,400	15,862
*	Alarm.com Holdings, Inc.	52,178	3,165,639
*	Allegro MicroSystems, Inc.	169,335	4,079,280
	Amdocs Ltd.	31,606	2,787,333
*	Appfolio, Inc., Class A	16,235	3,797,529
*	Axcelis Technologies, Inc.	35,078	2,385,304
	Badger Meter, Inc.	28,895	6,180,929
	Bel Fuse, Inc. (BELFB US), Class B	10,356	839,872
	Belden, Inc.	41,393	4,821,043
*	BK Technologies Corp.	2,845	95,194
*	Blackbaud, Inc.	47,744	3,683,450
*	BlackLine, Inc.	37,524	2,395,907
*	Box, Inc., Class A	64,927	2,167,913
*	Calix, Inc.	58,525	2,322,272
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	404,987	$4,499,406
*	Ciena Corp.	93,846	8,177,740
*	Cirrus Logic, Inc.	48,633	4,884,698
#	Clear Secure, Inc., Class A	88,502	2,094,842
	Climb Global Solutions, Inc.	4,594	582,198
	Cognex Corp.	102,844	4,103,476
*	Commvault Systems, Inc.	40,943	6,520,582
*	Consensus Cloud Solutions, Inc.	812	22,996
	Crane NXT Co.	59,187	3,786,192
*	Crexendo, Inc.	17,231	99,423
	CTS Corp.	44,066	2,251,332
*	Daktronics, Inc.	46,971	770,794
	Dolby Laboratories, Inc., Class A	30,424	2,547,402
*	DoubleVerify Holdings, Inc.	86,600	1,784,826
*	eGain Corp.	28,901	176,296
*	Enfusion, Inc., Class A	87,390	975,272
*	ePlus, Inc.	19,447	1,553,815
*	EverCommerce, Inc.	2,908	29,487
*	Fabrinet	9,094	1,966,214
*	FormFactor, Inc.	76,538	3,065,347
	Frequency Electronics, Inc.	9,871	165,142
*	Globant SA	29,091	6,205,692
*	Grid Dynamics Holdings, Inc.	83,785	1,892,703
	Hackett Group, Inc.	36,992	1,142,313
*	Harmonic, Inc.	125,737	1,418,313
*	Infinera Corp.	174,013	1,151,966
*	Informatica, Inc., Class A	83,683	2,148,979
#*	Insight Enterprises, Inc.	23,841	4,118,533
	InterDigital, Inc.	26,869	4,916,490
*	Itron, Inc.	38,697	4,154,510
*	JFrog Ltd.	62,827	2,183,867
*	Kyndryl Holdings, Inc.	267,278	10,145,873
*	Lattice Semiconductor Corp.	99,693	5,684,495
	Littelfuse, Inc.	10,912	2,600,984
	Logility Supply Chain Solutions, Inc.	21,942	309,821
*	MACOM Technology Solutions Holdings, Inc.	34,976	4,625,576
*	Meridianlink, Inc.	73,346	1,411,910
*	Mirion Technologies, Inc.	12,272	194,388
	MKS Instruments, Inc.	40,738	4,614,801
*	M-Tron Industries, Inc.	398	23,442
*	N-able, Inc.	132,295	1,281,939

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	39,586	$1,452,806
*	nCino, Inc.	96,145	3,269,891
#*	NCR Voyix Corp.	88,200	1,083,978
*	Novanta, Inc.	9,409	1,408,151
	NVE Corp.	6,387	457,692
	OneSpan, Inc.	34,163	657,296
*	Onto Innovation, Inc.	3,231	661,580
*	Ooma, Inc.	27,937	401,455
*	OSI Systems, Inc.	17,857	3,507,829
*	PAR Technology Corp.	22,567	1,638,139
*	PDF Solutions, Inc.	38,751	1,079,603
	Pegasystems, Inc.	57,702	6,248,550
*	Plexus Corp.	17,619	2,496,788
	Power Integrations, Inc.	43,852	2,732,857
	Progress Software Corp.	52,100	2,986,893
*	Qualys, Inc.	38,512	5,368,958
*	Rambus, Inc.	77,339	4,765,629
	Red Violet, Inc.	6,975	253,890
	Sapiens International Corp. NV	56,930	1,557,605
*	Silicon Laboratories, Inc.	16,320	2,212,829
*	Sprinklr, Inc., Class A	135,172	1,204,383
*	Synchronoss Technologies, Inc.	816	8,062
*	Teradata Corp.	102,861	3,282,294
#*	Terawulf, Inc.	137,850	657,544
*	UiPath, Inc., Class A	272,146	3,869,916
*	Unisys Corp.	65,134	433,792
	Universal Display Corp.	6,425	963,236
*	Vertex, Inc., Class A	47,667	2,752,769
*	Viant Technology, Inc., Class A	1,078	23,856
*	Viavi Solutions, Inc.	229,511	2,763,312
	Vontier Corp.	141,391	5,450,623
TOTAL INFORMATION TECHNOLOGY			226,651,068
MATERIALS — (7.2%)
	AptarGroup, Inc.	8,995	1,413,564
	Ardagh Metal Packaging SA	26,332	72,940
*	ATI, Inc.	103,241	5,894,029
*	Axalta Coating Systems Ltd.	150,580	5,411,845
	Balchem Corp.	21,644	3,462,174
	Berry Global Group, Inc.	102,744	6,978,372
	Cabot Corp.	63,305	5,473,983
	Carpenter Technology Corp.	36,686	7,082,599
*	Century Aluminum Co.	94,761	1,732,231
	Chemours Co.	128,924	2,448,267
*	Coeur Mining, Inc.	371,456	2,451,610
		Shares	Value†
MATERIALS — (Continued)
	Crown Holdings, Inc.	56,723	$4,983,683
	Eagle Materials, Inc.	29,728	7,632,367
	Element Solutions, Inc.	78,785	2,033,441
	Graphic Packaging Holding Co.	258,725	7,096,827
	Hawkins, Inc.	27,037	2,890,526
*	Idaho Strategic Resources, Inc.	5,565	71,121
*	Ingevity Corp.	37,964	1,721,667
	Innospec, Inc.	21,559	2,443,713
*	Knife River Corp.	54,337	5,628,226
	Louisiana-Pacific Corp.	84,093	9,836,358
*	Magnera Corp.	4,062	75,797
	Materion Corp.	17,120	1,729,120
	NewMarket Corp.	7,394	3,682,360
	Royal Gold, Inc.	35,328	4,939,561
	Sealed Air Corp.	123,493	4,301,261
	Sensient Technologies Corp.	24,820	1,874,158
	Silgan Holdings, Inc.	77,882	4,285,068
*	Smith-Midland Corp.	475	19,014
	Sylvamo Corp.	37,551	3,007,835
	U.S. Lime & Minerals, Inc.	28,635	3,166,458
TOTAL MATERIALS			113,840,175
REAL ESTATE — (0.3%)
	Newmark Group, Inc., Class A	122,632	1,732,790
	RMR Group, Inc., Class A	16,586	309,661
	St. Joe Co.	59,636	2,868,491
TOTAL REAL ESTATE			4,910,942
UTILITIES — (0.0%)
*	Montauk Renewables, Inc.	40,012	167,250
TOTAL COMMON STOCKS Cost ($1,035,181,514)			1,492,997,929

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	1,013,003	1,013,003

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§	The DFA Short Term Investment Fund	6,991,145	$80,873,569
TOTAL INVESTMENTS — (100.0%)
(Cost $1,117,062,103)^^			$1,574,884,501
As of January 31, 2025, the value of Rule 144A securities amounted to $1,186,535 or 0.1% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$38,764,540	—	—	$38,764,540
Consumer Discretionary	264,183,887	—	—	264,183,887
Consumer Staples	79,848,482	—	—	79,848,482
Energy	46,620,890	—	—	46,620,890
Financials	151,577,846	—	—	151,577,846
Health Care	155,439,262	—	—	155,439,262
Industrials	410,993,587	—	—	410,993,587
Information Technology	226,651,068	—	—	226,651,068
Materials	113,840,175	—	—	113,840,175
Real Estate	4,910,942	—	—	4,910,942
Utilities	167,250	—	—	167,250
Temporary Cash Investments	1,013,003	—	—	1,013,003
Securities Lending Collateral	—	$80,873,569	—	80,873,569
Total Investments in Securities	$1,494,010,932	$80,873,569	—	$1,574,884,501

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.5%)
	ALS Ltd.	58,488	$589,660
	Aristocrat Leisure Ltd.	71,358	3,318,118
	BHP Group Ltd. (BHP AU)	165,660	4,068,557
	BHP Group Ltd. (BHP LN), Class DI	71,676	1,767,198
#	BHP Group Ltd. (BHP US), Sponsored ADR	55,611	2,733,281
	Brambles Ltd.	371,832	4,543,968
	Cochlear Ltd.	8,488	1,670,622
	Coles Group Ltd.	297,169	3,582,064
	Commonwealth Bank of Australia	28,618	2,824,087
	Computershare Ltd.	83,070	1,805,780
	CSL Ltd.	20,395	3,521,049
	Insurance Australia Group Ltd.	413,865	2,347,132
*	James Hardie Industries PLC (JHX AU), CDI	55,447	1,863,633
	JB Hi-Fi Ltd.	38,910	2,427,647
	Lottery Corp. Ltd.	489,688	1,522,356
	Medibank Pvt Ltd.	515,463	1,270,985
	Netwealth Group Ltd.	34,977	676,128
	Pro Medicus Ltd.	12,882	2,204,572
*	Qantas Airways Ltd.	112,615	652,588
	REA Group Ltd.	6,159	944,656
	Reece Ltd.	22,366	327,662
	SGH Ltd.	47,685	1,406,862
	Technology One Ltd.	81,793	1,555,149
	Telstra Group Ltd. (TLS AU)	310,857	758,923
	Wesfarmers Ltd.	126,566	5,961,812
	WiseTech Global Ltd.	7,661	579,958
	Woolworths Group Ltd.	228,708	4,300,055
*	Xero Ltd.	18,880	2,125,039
TOTAL AUSTRALIA			61,349,541
AUSTRIA — (0.1%)
	Erste Group Bank AG	15,774	969,767
	Verbund AG	4,604	353,450
TOTAL AUSTRIA			1,323,217
BELGIUM — (0.7%)
*	Argenx SE (ARGX US), ADR	1,375	900,804
	D'ieteren Group	2,547	427,226
	KBC Group NV	943	72,335
	Lotus Bakeries NV	44	469,345
		Shares	Value»
BELGIUM — (Continued)
	UCB SA	23,068	$4,487,955
TOTAL BELGIUM			6,357,665
CANADA — (10.3%)
	Agnico Eagle Mines Ltd. (AEM US)	11,645	1,082,286
	Alamos Gold, Inc. (AGI US), Class A	38,713	810,263
	Alimentation Couche-Tard, Inc.	62,233	3,286,464
	ARC Resources Ltd.	44,500	762,105
	AtkinsRealis Group, Inc.	30,500	1,528,200
*	CAE, Inc. (CAE US)	5,587	131,853
	Canadian National Railway Co. (CNI US)	36,406	3,804,791
	Canadian Natural Resources Ltd. (CNQ US)	237,184	7,198,534
	Canadian Pacific Kansas City Ltd. (CP US)	59,381	4,726,728
	CCL Industries, Inc., Class B	26,213	1,302,038
*	Celestica, Inc. (CLS US)	16,437	2,029,476
	CGI, Inc. (GIB US)	23,662	2,787,857
	CGI, Inc. (GIBA CN)	13,812	1,628,245
	Colliers International Group, Inc. (CIGI US)	4,755	676,874
	Constellation Software, Inc.	2,145	7,014,985
*	Descartes Systems Group, Inc. (DSGX US)	4,713	545,907
	Dollarama, Inc.	58,059	5,494,103
	Element Fleet Management Corp.	115,007	2,259,229
	FirstService Corp. (FSV CN)	4,414	802,742
	Franco-Nevada Corp. (FNV CN)	534	72,593
#	Franco-Nevada Corp. (FNV US)	16,915	2,299,763
	George Weston Ltd.	15,082	2,331,284
	GFL Environmental, Inc.	24,420	1,053,235
	Gildan Activewear, Inc. (GIL US)	28,251	1,458,034

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Imperial Oil Ltd. (IMO US)	16,000	$1,066,240
	Intact Financial Corp.	18,002	3,197,589
	Keyera Corp.	42,261	1,199,191
	Loblaw Cos. Ltd.	23,431	2,933,893
	Metro, Inc.	38,440	2,401,847
	Open Text Corp. (OTEX US)	28,488	838,687
	Parkland Corp.	6,435	143,236
	Pembina Pipeline Corp. (PBA US)	34,957	1,262,297
#	Pembina Pipeline Corp. (PPL CN)	35,000	1,263,357
	Quebecor, Inc., Class B	41,910	930,276
	RB Global, Inc. (RBA CN)	4,210	376,433
	RB Global, Inc. (RBA US)	22,990	2,057,145
	Restaurant Brands International, Inc. (QSR CN)	8,875	545,684
#	Restaurant Brands International, Inc. (QSR US)	25,171	1,549,023
#	Rogers Communications, Inc. (RCI US), Class B	33,899	931,545
	Royal Bank of Canada (RY CN)	24,224	2,953,183
	Royal Bank of Canada (RY US)	19,252	2,347,396
*	Shopify, Inc. (SHOP US), Class A	466	54,429
	South Bow Corp.	10,277	245,666
	Stantec, Inc. (STN CN)	9,227	714,047
	Stantec, Inc. (STN US)	1,303	100,891
	Sun Life Financial, Inc. (SLF US)	2,276	131,211
	TC Energy Corp. (TRP CN)	7,432	334,896
	TC Energy Corp. (TRP US)	43,958	1,980,308
	TFI International, Inc. (TFII CN)	7,300	962,082
#	TFI International, Inc. (TFII US)	9,836	1,296,483
	Thomson Reuters Corp. (TRI US)	9,924	1,669,713
	Toromont Industries Ltd.	15,268	1,217,469
	Waste Connections, Inc. (WCN CN)	1,440	264,597
	Shares	Value»
CANADA — (Continued)
Waste Connections, Inc. (WCN US)	13,127	$2,412,441
# Wheaton Precious Metals Corp. (WPM US)	42,314	2,643,356
WSP Global, Inc.	15,189	2,577,537
TOTAL CANADA		97,689,737
DENMARK — (2.5%)
Novo Nordisk AS (NOVOB DC), Class B	218,706	18,464,167
Novo Nordisk AS (NVO US), Sponsored ADR	32,000	2,702,400
Pandora AS	12,371	2,366,798
TOTAL DENMARK		23,533,365
FINLAND — (0.7%)
Elisa OYJ	19,772	851,070
# Fortum OYJ	16,403	238,327
Kesko OYJ (KESKOA FH), Class A	17,297	325,989
Kone OYJ, Class B	42,730	2,211,745
Metso OYJ	55,305	548,942
Neste OYJ	25,857	327,641
Sampo OYJ, Class A	34,138	1,409,227
Wartsila OYJ Abp	43,733	826,125
TOTAL FINLAND		6,739,066
FRANCE — (9.9%)
Air Liquide SA	39,964	6,980,984
Airbus SE	64,157	11,097,328
Bureau Veritas SA	95,498	2,984,470
Capgemini SE	24,011	4,363,191
Danone SA	3,258	228,206
Getlink SE	86,145	1,378,090
Hermes International SCA	4,061	11,422,209
Legrand SA	40,385	4,117,365
L'Oreal SA	10,437	3,872,463
LVMH Moet Hennessy Louis Vuitton SE	41,162	30,106,065
Safran SA	51,082	12,663,037
Sodexo SA	6,866	508,008
Thales SA	23,128	3,743,850
TOTAL FRANCE		93,465,266
GERMANY — (9.3%)
adidas AG	29,986	7,906,105
Brenntag SE	3,444	216,696
CTS Eventim AG & Co. KGaA	12,508	1,219,672
Deutsche Boerse AG	47,429	11,716,754
Deutsche Post AG	49	1,764

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG (DTE GR)	240,876	$8,081,139
	GEA Group AG	22,456	1,185,163
	Hannover Rueck SE	9,843	2,593,520
	Hella GmbH & Co. KGaA	910	84,824
	HOCHTIEF AG	3,979	575,895
	Infineon Technologies AG (IFX GR)	252,006	8,285,579
	Knorr-Bremse AG	17,577	1,389,278
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,888	2,649,454
	Nemetschek SE	14,047	1,678,351
	Rational AG	929	825,535
	Rheinmetall AG	11,621	9,085,695
	SAP SE (SAP GR)	47,278	13,028,594
	Siemens AG (SIE GR)	63,149	13,537,634
Ω	Siemens Healthineers AG	1,071	60,786
	Symrise AG	32,074	3,284,186
*Ω	Zalando SE	13,959	520,223
TOTAL GERMANY			87,926,847
HONG KONG — (1.5%)
	AIA Group Ltd.	341,800	2,402,903
	HKT Trust & HKT Ltd.	1,229,000	1,511,597
	Hong Kong Exchanges & Clearing Ltd.	94,290	3,690,478
	PCCW Ltd.	408,000	237,292
	PRADA SpA	146,800	1,176,975
Ω	Samsonite International SA	181,200	527,865
	SITC International Holdings Co. Ltd.	441,000	1,048,778
	Techtronic Industries Co. Ltd.	256,500	3,449,691
TOTAL HONG KONG			14,045,579
IRELAND — (0.2%)
	Kerry Group PLC (KYGA ID), Class A	7,607	781,175
	Kingspan Group PLC (KSP ID)	19,254	1,335,682
TOTAL IRELAND			2,116,857
ISRAEL — (0.7%)
	Aura Investments Ltd.	27,956	182,985
	Bezeq The Israeli Telecommunication Corp. Ltd.	336,938	534,792
	Electra Ltd.	269	151,126
*	Fattal Holdings 1998 Ltd.	1,387	193,736
	First International Bank of Israel Ltd.	6,498	345,026
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd. (FORTY IT)	1,456	$133,936
	Hilan Ltd.	2,586	162,137
	Matrix IT Ltd.	6,536	160,829
	Mizrahi Tefahot Bank Ltd.	9,823	467,560
	Next Vision Stabilized Systems Ltd.	2,564	47,618
#*	Nice Ltd. (NICE US), Sponsored ADR	3,099	514,868
*	Nova Ltd. (NVMI IT)	1,973	473,982
#*	Nova Ltd. (NVMI US)	810	198,596
	Shufersal Ltd.	32,340	335,109
	Strauss Group Ltd.	6,947	140,428
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	1,735,817
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	9,668	171,414
*	Tower Semiconductor Ltd. (TSEM IT)	9,492	444,999
*	Tower Semiconductor Ltd. (TSEM US)	4,828	236,041
	YH Dimri Construction & Development Ltd.	781	77,394
TOTAL ISRAEL			6,708,393
ITALY — (2.4%)
	Enel SpA	946,877	6,730,107
	Ferrari NV (RACE IM)	5,787	2,482,910
	Ferrari NV (RACE US)	8,166	3,499,294
	FinecoBank Banca Fineco SpA	92,093	1,748,399
	Intesa Sanpaolo SpA	553,631	2,396,298
	Moncler SpA	22,600	1,430,645
Ω	Poste Italiane SpA	65,412	992,667
	Prysmian SpA	25,085	1,744,889
	Recordati Industria Chimica e Farmaceutica SpA	11,335	688,761
	Snam SpA	273,223	1,263,507
TOTAL ITALY			22,977,477
JAPAN — (21.1%)
	ABC-Mart, Inc.	3,900	81,400
	Advantest Corp.	85,200	4,710,468
	Aeon Co. Ltd.	83,500	2,022,974
	Ajinomoto Co., Inc.	34,300	1,374,996
	Asahi Intecc Co. Ltd.	16,400	274,974
	Asics Corp.	171,200	3,816,070
	Azbil Corp.	55,682	419,436
	Bandai Namco Holdings, Inc.	116,400	2,887,189
	BayCurrent, Inc.	32,400	1,381,598
	BIPROGY, Inc.	21,700	670,502

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Calbee, Inc.	10,700	$204,043
	Capcom Co. Ltd.	82,900	1,892,788
	Chugai Pharmaceutical Co. Ltd.	71,900	3,099,969
	Cosmos Pharmaceutical Corp.	8,000	374,419
	CyberAgent, Inc.	36,300	270,264
	Daifuku Co. Ltd.	63,253	1,298,227
	Daiichi Sankyo Co. Ltd.	20,500	571,548
	Daikin Industries Ltd.	18,000	2,114,301
	Daito Trust Construction Co. Ltd.	20,500	2,196,628
	Dentsu Soken, Inc.	5,800	229,385
	Dexerials Corp.	40,800	531,681
	Disco Corp.	9,900	2,865,290
	DMG Mori Co. Ltd.	35,100	566,161
	Ebara Corp.	106,400	1,752,636
	Fast Retailing Co. Ltd.	21,500	7,081,178
	Food & Life Cos. Ltd.	18,400	411,617
	Fuji Electric Co. Ltd.	31,300	1,491,286
#	Fuji Soft, Inc.	2,400	152,610
	Fujikura Ltd.	53,600	2,157,306
	Fujitsu Ltd.	176,000	3,403,797
	GMO Payment Gateway, Inc.	5,798	305,650
	Goldwin, Inc.	3,500	184,615
	Hitachi Ltd. (6501 JP)	316,000	7,944,372
	Horiba Ltd.	1,000	62,674
	Hoya Corp.	36,500	4,901,433
	Ibiden Co. Ltd.	1,900	55,714
	IHI Corp.	23,900	1,429,894
	Internet Initiative Japan, Inc.	25,000	466,895
	Ito En Ltd.	4,700	103,709
	ITOCHU Corp.	1,100	50,648
	Japan Airport Terminal Co. Ltd.	20,400	662,548
	Japan Exchange Group, Inc.	253,200	2,675,359
	Japan Tobacco, Inc.	83,100	2,117,041
	Kakaku.com, Inc.	30,000	469,816
	Kao Corp.	25,300	1,003,204
	Kawasaki Heavy Industries Ltd.	3,800	171,636
	KDDI Corp.	213,200	7,102,969
	Kikkoman Corp.	85,700	896,957
	Kobe Bussan Co. Ltd.	36,700	833,990
	Konami Group Corp.	12,700	1,169,074
	Kurita Water Industries Ltd.	23,703	825,553
	Lasertec Corp.	20,500	2,132,071
	Marui Group Co. Ltd.	34,800	579,871
	Maruwa Co. Ltd.	1,200	293,809
	MatsukiyoCocokara & Co.	43,100	637,929
		Shares	Value»
JAPAN — (Continued)
	McDonald's Holdings Co. Japan Ltd.	12,000	$452,492
*	Mercari, Inc.	10,400	125,579
	Minebea Mitsumi, Inc.	8,100	129,994
	Mitsubishi Heavy Industries Ltd.	175,300	2,565,558
	MonotaRO Co. Ltd.	58,700	1,011,320
	Murata Manufacturing Co. Ltd.	120,900	1,899,435
	Nichias Corp.	1,500	49,095
	Nichirei Corp.	24,200	614,865
	NIDEC Corp. (6594 JP)	70,600	1,219,370
	Nippon Sanso Holdings Corp.	40,500	1,146,982
	Nissan Chemical Corp.	27,936	840,518
	Nitto Denko Corp.	111,300	1,974,372
	NOF Corp.	7,800	103,774
	Nomura Research Institute Ltd.	91,730	3,099,302
	NS Solutions Corp.	7,800	198,407
	NTT Data Group Corp.	61,100	1,185,743
	Obic Co. Ltd.	20,500	612,238
	Olympus Corp.	49,600	752,729
	Oracle Corp. Japan	8,600	785,092
	Organo Corp.	3,500	173,252
#	Oriental Land Co. Ltd.	48,800	1,096,735
	Otsuka Corp.	25,500	574,890
	Otsuka Holdings Co. Ltd.	11,800	616,163
	Pan Pacific International Holdings Corp.	95,800	2,667,199
	Persol Holdings Co. Ltd.	626,400	954,341
	Rakus Co. Ltd.	14,800	183,825
*	Rakuten Bank Ltd.	11,100	340,730
*	Rakuten Group, Inc.	143,200	899,175
	Recruit Holdings Co. Ltd.	157,000	10,957,370
	Renesas Electronics Corp.	145,100	1,943,538
	Ryohin Keikaku Co. Ltd.	57,200	1,515,619
	Sankyo Co. Ltd.	62,500	838,056
	Sanrio Co. Ltd.	37,500	1,399,324
	Santen Pharmaceutical Co. Ltd.	11,308	113,790
	Sanwa Holdings Corp.	42,500	1,330,164
	Sapporo Holdings Ltd.	8,000	371,109
	SBI Sumishin Net Bank Ltd.	16,800	511,954
	SCREEN Holdings Co. Ltd.	25,800	1,797,804
	SCSK Corp.	32,800	726,227
	Seibu Holdings, Inc.	54,400	1,173,299

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SG Holdings Co. Ltd.	21,601	$203,577
*	Sharp Corp.	11,400	68,465
	Shimadzu Corp.	30,800	893,476
	Shin-Etsu Chemical Co. Ltd.	182,249	5,650,122
#*	Shinko Electric Industries Co. Ltd.	11,600	437,394
#	Skylark Holdings Co. Ltd.	65,500	1,036,313
#	Socionext, Inc.	55,745	863,894
	SoftBank Corp.	3,203,400	4,120,414
	Sony Group Corp. (6758 JP)	835,000	18,427,901
	Sony Group Corp. (SONY US), Sponsored ADR	27,926	614,651
	Sugi Holdings Co. Ltd.	23,800	413,892
	Sundrug Co. Ltd.	11,500	311,217
	Sysmex Corp.	70,100	1,339,987
	TDK Corp. (6762 JP)	125,900	1,521,791
	TIS, Inc.	47,600	1,052,497
	Toei Animation Co. Ltd.	9,100	186,197
	Tokio Marine Holdings, Inc. (8766 JP)	231,400	7,632,346
	Tokyo Electron Ltd.	52,500	8,855,903
	Tomy Co. Ltd.	10,400	320,488
#	Toridoll Holdings Corp.	8,500	206,196
	Toyo Suisan Kaisha Ltd.	10,700	691,392
*	Trend Micro, Inc. (4704 JP)	28,800	1,706,119
	Unicharm Corp.	158,067	1,234,473
	USS Co. Ltd.	58,600	525,425
#	Welcia Holdings Co. Ltd.	10,922	157,193
	Yamazaki Baking Co. Ltd.	14,000	251,741
	Yaoko Co. Ltd.	4,800	280,719
	Yaskawa Electric Corp.	24,100	699,702
	Yokogawa Electric Corp.	52,800	1,159,019
	Zensho Holdings Co. Ltd.	24,400	1,346,094
	ZOZO, Inc.	32,000	1,049,678
TOTAL JAPAN			199,591,877
NETHERLANDS — (4.0%)
	ASML Holding NV (ASML NA)	3,091	2,286,607
	ASML Holding NV (ASML US)	27,596	20,401,999
*	InPost SA	37,171	608,100
	Universal Music Group NV	91,424	2,550,019
		Shares	Value»
NETHERLANDS — (Continued)
	Wolters Kluwer NV	64,455	$11,709,025
TOTAL NETHERLANDS			37,555,750
NEW ZEALAND — (0.3%)
#	Chorus Ltd. (CNU NZ)	159,898	781,451
	Fisher & Paykel Healthcare Corp. Ltd.	33,477	708,277
#	Mainfreight Ltd.	10,659	432,747
	Spark New Zealand Ltd.	436,884	716,623
TOTAL NEW ZEALAND			2,639,098
NORWAY — (0.7%)
*	Bluenord ASA	712	42,298
	Borregaard ASA	10,346	185,800
Ω	BW LPG Ltd.	5,279	66,670
	Equinor ASA	49,055	1,181,429
#	Frontline PLC	7,206	126,409
	Gjensidige Forsikring ASA	6,613	135,600
#	Hoegh Autoliners ASA	27,092	245,780
	Kongsberg Gruppen ASA	4,872	578,321
#	Leroy Seafood Group ASA	12,804	63,484
	Mowi ASA	22,569	452,618
	Orkla ASA	2,299	21,349
	Protector Forsikring ASA	13,233	386,156
#	Salmar ASA	3,699	195,562
*	Solstad Offshore ASA	954	3,393
	Storebrand ASA	104,472	1,230,137
	Telenor ASA	43,162	527,667
	TOMRA Systems ASA	16,984	251,041
	Var Energi ASA	69,993	215,102
	Veidekke ASA	23,361	298,368
TOTAL NORWAY			6,207,184
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	22,813	381,802
	Jeronimo Martins SGPS SA	23,855	470,204
TOTAL PORTUGAL			852,006
SINGAPORE — (1.0%)
	DBS Group Holdings Ltd.	133,663	4,375,047
	SATS Ltd.	177,700	442,267
	Sembcorp Industries Ltd.	213,800	874,544
	Singapore Airlines Ltd.	37,700	175,866
	Singapore Exchange Ltd.	177,800	1,599,750

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Technologies Engineering Ltd.	304,300	$1,080,031
	Yangzijiang Shipbuilding Holdings Ltd.	510,900	1,144,149
TOTAL SINGAPORE			9,691,654
SPAIN — (2.3%)
	ACS Actividades de Construccion y Servicios SA	37,499	1,909,231
Ω	Aena SME SA	12,381	2,666,374
	Amadeus IT Group SA	45,597	3,336,677
	Endesa SA	49,310	1,091,640
	Ferrovial SE	24,039	1,026,064
	Iberdrola SA	147,310	2,081,766
	Industria de Diseno Textil SA	110,684	6,007,997
	Naturgy Energy Group SA	8,682	213,185
#	Telefonica SA (TEF SM)	814,171	3,317,173
TOTAL SPAIN			21,650,107
SWEDEN — (3.0%)
	AddTech AB, Class B	39,460	1,151,765
	Alfa Laval AB	2,954	131,679
	Atlas Copco AB (ATCOA SS), Class A	253,368	4,232,704
	Atlas Copco AB (ATCOB SS), Class B	142,793	2,122,846
	Avanza Bank Holding AB	24,932	747,647
	Axfood AB	25,778	552,792
	Epiroc AB (EPIA SS), Class A	42,925	817,996
	Epiroc AB (EPIB SS), Class B	25,518	426,008
Ω	Evolution AB	8,329	638,998
	Fortnox AB	96,573	668,499
#	H & M Hennes & Mauritz AB, Class B	72,016	959,455
	Hemnet Group AB	21,912	728,126
	HMS Networks AB	465	21,505
	Indutrade AB	34,001	936,020
	Lagercrantz Group AB, Class B	43,671	927,148
	Lifco AB, Class B	18,429	604,322
	Medicover AB, Class B	10,709	197,812
Ω	Munters Group AB	14,728	233,998
	Mycronic AB	10,871	440,737
	Nordnet AB publ	33,693	800,940
		Shares	Value»
SWEDEN — (Continued)
	Sectra AB, Class B	22,615	$517,596
	Sweco AB, Class B	22,525	352,023
	Tele2 AB, Class B	145,846	1,623,975
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	328,707	2,475,123
	Volvo AB (VOLVA SS), Class A	26,464	730,023
	Volvo AB (VOLVB SS), Class B	212,273	5,848,844
TOTAL SWEDEN			28,888,581
SWITZERLAND — (7.5%)
	ABB Ltd.	41,857	2,279,213
	Geberit AG	9,704	5,412,584
	Kuehne & Nagel International AG	14,000	3,181,259
	Nestle SA	216,222	18,366,031
	Partners Group Holding AG	3,780	5,742,384
	Roche Holding AG (RO SW)	4,309	1,432,983
	Roche Holding AG (ROG SW)	94,629	29,748,680
	SGS SA	43,650	4,240,093
	Straumann Holding AG	2,590	367,303
Ω	VAT Group AG	800	307,328
TOTAL SWITZERLAND			71,077,858
UNITED KINGDOM — (12.3%)
	Admiral Group PLC	39,164	1,308,488
	Ashtead Group PLC	155,933	10,162,450
	AstraZeneca PLC (AZN LN)	14,419	2,024,075
	AstraZeneca PLC (AZN US), Sponsored ADR	146,968	10,399,456
Ω	Auto Trader Group PLC	237,916	2,317,267
	B&M European Value Retail SA	116,330	464,436
	BAE Systems PLC	28,726	434,229
	Bunzl PLC	34,678	1,476,127
	Coca-Cola HBC AG	29,306	1,017,339
	Compass Group PLC	167,527	5,772,025
#	Diageo PLC (DEO US), Sponsored ADR	42,848	5,140,474
	Diageo PLC (DGE LN)	21,446	638,885
*††	Evraz PLC	83,618	0
	Experian PLC	129,136	6,361,191
	GSK PLC (GSK LN)	106,170	1,849,436
#	GSK PLC (GSK US), Sponsored ADR	245,084	8,644,091

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Hargreaves Lansdown PLC	43,092	$587,253
Howden Joinery Group PLC	123,848	1,251,798
Imperial Brands PLC	286,554	9,664,791
InterContinental Hotels Group PLC (IHG US), ADR	1	182
Intertek Group PLC	27,700	1,746,999
JD Sports Fashion PLC	332,767	365,178
Legal & General Group PLC	809,429	2,417,065
Marks & Spencer Group PLC	353,373	1,463,884
Next PLC	33,755	4,148,814
Reckitt Benckiser Group PLC	155,626	10,291,351
RELX PLC (REL LN)	57,560	2,858,224
RELX PLC (RELX US), Sponsored ADR	78,406	3,911,675
RELX PLC (REN NA)	71,813	3,565,714
Rightmove PLC	199,327	1,640,250
Sage Group PLC	110,654	1,839,012
Spirax Group PLC	4,857	482,897
St. James's Place PLC	95,289	1,237,388
Unilever PLC (UL US), Sponsored ADR	182,515	10,472,711
Unilever PLC (ULVR LN)	712	40,781
WPP PLC (WPP US), Sponsored ADR	4,365	207,250
TOTAL UNITED KINGDOM		116,203,186
	Shares	Value»
UNITED STATES — (0.0%)
Smurfit WestRock PLC	6,622	$351,562
TOTAL COMMON STOCKS		918,941,873
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	2,145	0
SPAIN — (0.0%)
* ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	37,499	18,517
TOTAL RIGHTS/WARRANTS		18,517
TOTAL INVESTMENT SECURITIES (Cost $694,553,790)		918,960,390

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	2,348,998	27,173,209
TOTAL INVESTMENTS — (100.0%)
(Cost $721,725,206)^^			$946,133,599
As of January 31, 2025, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	03/21/25	$1,818,814	$1,820,175	$1,361
Total Futures Contracts			$1,818,814	$1,820,175	$1,361

International Large Cap Growth Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $8,332,176 or 0.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,733,281	$58,616,260	—	$61,349,541
Austria	—	1,323,217	—	1,323,217
Belgium	900,804	5,456,861	—	6,357,665
Canada	97,689,737	—	—	97,689,737
Denmark	2,702,400	20,830,965	—	23,533,365
Finland	—	6,739,066	—	6,739,066
France	—	93,465,266	—	93,465,266
Germany	—	87,926,847	—	87,926,847
Hong Kong	—	14,045,579	—	14,045,579
Ireland	—	2,116,857	—	2,116,857
Israel	1,120,919	5,587,474	—	6,708,393
Italy	3,499,294	19,478,183	—	22,977,477
Japan	614,651	198,977,226	—	199,591,877
Netherlands	20,401,999	17,153,751	—	37,555,750
New Zealand	—	2,639,098	—	2,639,098
Norway	—	6,207,184	—	6,207,184
Portugal	—	852,006	—	852,006
Singapore	—	9,691,654	—	9,691,654
Spain	—	21,650,107	—	21,650,107
Sweden	—	28,888,581	—	28,888,581
Switzerland	—	71,077,858	—	71,077,858
United Kingdom	38,775,839	77,427,347	—	116,203,186
United States	351,562	—	—	351,562
Rights/Warrants
Spain	—	18,517	—	18,517
Securities Lending Collateral	—	27,173,209	—	27,173,209
Total Investments in Securities	$168,790,486	$777,343,113	—˂˃	$946,133,599
Financial Instruments
Assets
Futures Contracts**	1,361	—	—	1,361
Total Financial Instruments	$1,361	—	—	$1,361
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.7%)
	Accent Group Ltd.	112,583	$152,551
	Acrow Ltd.	65,455	46,805
#	Adairs Ltd.	23,512	38,551
	ARB Corp. Ltd.	23,280	564,238
	AUB Group Ltd.	21,862	430,906
#*	Audinate Group Ltd.	18,699	86,444
	Aussie Broadband Ltd.	31,614	76,988
	Australian Clinical Labs Ltd.	36,962	85,948
	Australian Ethical Investment Ltd.	25,309	78,239
#	Australian Finance Group Ltd.	43,070	43,984
#††	AVZ Minerals Ltd.	336,495	35,281
#	Beacon Lighting Group Ltd.	28,211	55,453
*	Bellevue Gold Ltd.	266,836	203,262
#*	Boss Energy Ltd.	30,036	60,467
	Bravura Solutions Ltd.	73,643	98,182
#	Breville Group Ltd.	30,432	716,855
*	Capricorn Metals Ltd.	107,779	507,819
#*	Catalyst Metals Ltd.	20,285	43,662
*	Catapult Group International Ltd.	4,827	11,999
#*	Cettire Ltd.	48,710	43,296
	Champion Iron Ltd.	63,235	214,854
#	Clinuvel Pharmaceuticals Ltd.	11,891	89,138
#	Cobram Estate Olives Ltd.	16,939	21,221
	Codan Ltd.	29,274	289,252
#*	Cogstate Ltd.	6,282	4,510
	Collins Foods Ltd.	26,555	123,427
	Data#3 Ltd.	47,477	203,727
	Deterra Royalties Ltd.	88,444	221,178
	Dicker Data Ltd.	19,198	102,168
	Domino's Pizza Enterprises Ltd.	14,554	269,232
#*	DUG Technology Ltd.	21,265	17,613
	Eagers Automotive Ltd.	33,162	263,600
*	Emerald Resources NL	159,779	420,705
*	Energy Resources of Australia Ltd.	44,404	82
	EQT Holdings Ltd.	5,142	109,363
	EVT Ltd.	20,183	146,322
	Flight Centre Travel Group Ltd.	40,832	450,104
*	Genesis Minerals Ltd.	172,908	335,472
	GenusPlus Group Ltd.	11,579	19,239
		Shares	Value»
AUSTRALIA — (Continued)
	Gold Road Resources Ltd.	138,776	$210,309
#	GR Engineering Services Ltd.	25,913	46,075
	GWA Group Ltd.	20,372	31,700
	Hansen Technologies Ltd.	49,856	168,514
	HUB24 Ltd.	21,929	1,085,633
#	IDP Education Ltd.	36,842	301,853
	Imdex Ltd.	91,945	149,175
	Infomedia Ltd.	146,416	125,870
	Inghams Group Ltd.	122,390	243,568
	IPH Ltd.	33,980	104,913
*	IRESS Ltd.	11,103	64,274
#	Johns Lyng Group Ltd.	27,304	62,528
	Jumbo Interactive Ltd.	10,368	84,325
	Kogan.com Ltd.	8,552	25,090
#	Lovisa Holdings Ltd.	17,049	304,119
	Lycopodium Ltd.	3,894	27,274
#	MA Financial Group Ltd.	22,193	91,034
#*	Macquarie Technology Group Ltd.	2,866	150,448
#	Mader Group Ltd.	5,695	21,938
	McMillan Shakespeare Ltd.	18,902	179,825
#*	Megaport Ltd.	32,688	170,531
	Metcash Ltd.	231,542	452,355
	Monadelphous Group Ltd.	26,446	256,566
	Myer Holdings Ltd.	157,511	88,875
*	Nanosonics Ltd.	16,118	34,209
	Netwealth Group Ltd.	19,129	369,776
*	Neuren Pharmaceuticals Ltd.	5,436	48,218
	nib holdings Ltd.	132,496	471,572
#	Nick Scali Ltd.	27,080	270,666
	NRW Holdings Ltd.	61,257	128,995
*	Nuix Ltd.	27,149	74,955
	Objective Corp. Ltd.	6,021	61,664
*	OFX Group Ltd.	40,941	35,463
*	Ora Banda Mining Ltd.	37,597	19,213
	Pinnacle Investment Management Group Ltd.	6,615	103,716
#*	Playside Studios Ltd.	83,788	11,421
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Premier Investments Ltd.	10,999	161,110
#	Propel Funeral Partners Ltd.	13,636	50,103
	PWR Holdings Ltd.	21,649	109,685

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources Ltd.	110,056	$165,847
#*	ReadyTech Holdings Ltd.	18,559	36,708
	Regis Healthcare Ltd.	37,883	153,028
	Reliance Worldwide Corp. Ltd.	138,244	460,303
	Ridley Corp. Ltd.	70,333	122,547
*	RPMGlobal Holdings Ltd.	60,700	103,934
	Sigma Healthcare Ltd.	186,451	329,578
	SmartGroup Corp. Ltd.	44,344	218,675
	Southern Cross Electrical Engineering Ltd.	19,579	18,254
#	SRG Global Ltd.	62,796	56,106
	Step One Clothing Ltd.	14,811	11,454
	Super Retail Group Ltd.	29,619	285,352
*	Superloop Ltd.	88,032	123,332
*	Temple & Webster Group Ltd.	28,945	256,222
*	Tuas Ltd.	38,439	155,795
*	Tyro Payments Ltd.	48,909	24,875
	Universal Store Holdings Ltd.	2,072	10,920
*	Vault Minerals Ltd.	599,730	142,114
	Ventia Services Group Pty. Ltd.	182,575	429,196
Ω	Viva Energy Group Ltd.	227,239	362,065
	Vulcan Steel Ltd.	5,335	23,841
#*	WEB Travel Group Ltd.	88,931	278,634
*	Webjet Group Ltd.	88,931	41,606
	Westgold Resources Ltd.	61,192	96,418
*	Zip Co. Ltd.	298,858	443,720
TOTAL AUSTRALIA			17,430,219
AUSTRIA — (1.2%)
	ANDRITZ AG	22,725	1,286,706
Ω	BAWAG Group AG	12,859	1,162,421
*	DO & Co. AG	1,869	373,907
*	Eurotelesites AG	8,017	45,143
*	Lenzing AG	3,097	80,014
	Oesterreichische Post AG	8,207	247,920
	Strabag SE (STR AV)	521	25,509
TOTAL AUSTRIA			3,221,620
BELGIUM — (1.5%)
	Azelis Group NV	17,775	364,136
	CMB Tech NV	16,132	174,064
	Colruyt Group NV	6,576	242,229
	Deme Group NV	1,593	223,562
		Shares	Value»
BELGIUM — (Continued)
	EVS Broadcast Equipment SA	2,260	$73,236
	Fagron	20,034	397,168
#	Kinepolis Group NV	2,726	108,847
	Lotus Bakeries NV	120	1,280,030
	Melexis NV	5,881	354,453
	Solvay SA	20,216	617,876
#	Van de Velde NV	1,744	55,656
TOTAL BELGIUM			3,891,257
CANADA — (11.8%)
*	5N Plus, Inc.	11,100	59,114
	ADF Group, Inc.	4,822	26,576
	Ag Growth International, Inc.	5,814	156,936
#*	Air Canada	20,074	270,858
	Altus Group Ltd.	9,673	395,013
	Amerigo Resources Ltd.	15,100	17,247
#	Andlauer Healthcare Group, Inc.	4,756	149,420
*	Aritzia, Inc.	26,722	1,285,215
*	Athabasca Oil Corp.	55,994	187,244
*	ATS Corp. (ATS CN)	25,328	685,068
	Aura Minerals, Inc.	6,800	88,851
	Badger Infrastructure Solution	11,038	299,997
	Bird Construction, Inc.	14,525	236,462
	Black Diamond Group Ltd.	9,300	58,679
	Boralex, Inc., Class A	18,051	320,940
#	Boyd Group Services, Inc.	5,138	842,634
#	BRP, Inc. (DOO CN)	2,112	100,997
	BRP, Inc. (DOOO US)	1,490	71,237
	Calian Group Ltd.	2,906	98,536
#*	Canada Goose Holdings, Inc. (GOOS CN)	7,500	82,155
*	Celestica, Inc. (CLS US)	20,226	2,497,304
	CES Energy Solutions Corp.	41,389	245,199
	CI Financial Corp.	42,885	919,755
#*	Cipher Pharmaceuticals, Inc.	2,100	19,637
	Colliers International Group, Inc. (CIGI US)	2,650	377,227
	Computer Modelling Group Ltd.	27,056	192,306
	Corby Spirit & Wine Ltd.	3,500	31,066
*	Culico Metals, Inc.	7,273	626
	Definity Financial Corp.	11,841	465,623

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Denison Mines Corp. (DML CN)	54,363	$99,498
*	Docebo, Inc.	400	16,734
	Dye & Durham Ltd.	8,476	86,664
#	Endeavour Mining PLC	802	16,494
	Enghouse Systems Ltd.	14,096	267,595
*	Enterprise Group, Inc.	9,300	15,806
#*	ERO Copper Corp. (ERO CN)	17,559	235,111
	Evertz Technologies Ltd.	8,600	76,926
#	Exchange Income Corp.	5,805	223,397
	Extendicare, Inc.	25,468	181,370
	Fiera Capital Corp.	22,781	123,047
	Finning International, Inc.	45,321	1,131,661
#	First National Financial Corp.	5,637	157,084
#	Foraco International SA	22,957	36,962
#	Freehold Royalties Ltd.	35,868	308,494
*	GDI Integrated Facility Services, Inc.	2,515	59,632
#	Gibson Energy, Inc.	49,372	832,973
	goeasy Ltd.	2,107	256,505
	Hammond Power Solutions, Inc.	1,500	107,813
	Headwater Exploration, Inc.	63,496	292,282
	Information Services Corp.	4,303	79,407
	Innergex Renewable Energy, Inc.	25,364	127,051
Ω	Jamieson Wellness, Inc.	12,261	278,822
*	K92 Mining, Inc.	61,362	407,433
	K-Bro Linen, Inc.	3,004	76,312
*	Kinaxis, Inc.	3,926	452,016
#	Labrador Iron Ore Royalty Corp.	18,300	384,170
	Leon's Furniture Ltd.	4,045	72,308
	Lundin Gold, Inc.	25,405	629,291
	Maple Leaf Foods, Inc.	11,760	172,838
*	MDA Space Ltd.	12,333	195,685
	Medical Facilities Corp.	3,300	37,352
	Methanex Corp. (MEOH US)	568	29,650
*	New Gold, Inc. (NGD CN)	88,600	267,626
*	New Gold, Inc. (NGD US)	66,894	202,020
		Shares	Value»
CANADA — (Continued)
	North American Construction Group Ltd. (NOA US)	7,405	$140,843
	North West Co., Inc.	15,170	484,739
*	Orla Mining Ltd. (OLA CN)	10,200	62,603
*	Orla Mining Ltd. (ORLA US)	30,757	189,771
	Osisko Gold Royalties Ltd. (OR US)	25,638	474,816
	Parkland Corp.	38,777	863,137
	Pason Systems, Inc.	25,831	234,609
	Pet Valu Holdings Ltd.	9,351	164,070
	PHX Energy Services Corp.	11,900	75,002
#	Pine Cliff Energy Ltd.	49,359	29,887
	Pollard Banknote Ltd.	4,800	93,533
	PrairieSky Royalty Ltd.	55,346	1,030,490
	Premium Brands Holdings Corp.	12,536	677,885
	Primo Brands Corp.	40,517	1,311,535
#	Propel Holdings, Inc.	4,448	117,952
	Pulse Seismic, Inc.	14,400	24,671
	Quebecor, Inc., Class B	25,087	556,856
	Richelieu Hardware Ltd.	16,472	465,593
	Rogers Sugar, Inc.	21,462	84,912
	Savaria Corp.	14,977	193,840
	Secure Waste Infrastructure Corp.	76,841	794,132
	Sienna Senior Living, Inc.	22,092	237,588
*	SilverCrest Metals, Inc. (SIL CN)	3,800	39,821
*	SilverCrest Metals, Inc. (SILV US)	23,755	249,427
	Softchoice Corp.	3,452	57,765
Ω	Spin Master Corp.	3,164	66,987
	Sprott, Inc. (SII CN)	1,200	52,109
	Sprott, Inc. (SII US)	5,885	256,409
	Stella-Jones, Inc.	15,153	731,193
	Sylogist Ltd.	3,400	24,751
*	Taseko Mines Ltd. (TGB US)	5,900	10,974
*	Taseko Mines Ltd. (TKO CN)	27,426	51,140
	TELUS Corp.	9,810	142,288
*	Tenaz Energy Corp.	3,200	30,583
	TerraVest Industries, Inc.	3,307	302,769
	Topaz Energy Corp.	24,519	422,610
	TransAlta Corp.	25,233	289,675
	TransAlta Corp.	52,100	599,024
#	Trican Well Service Ltd.	56,044	178,156
*	Trisura Group Ltd. (TSU CN)	8,243	187,904

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Vecima Networks, Inc.	800	$7,651
*	Viemed Healthcare, Inc.	8,932	73,153
*	Wall Financial Corp.	2,300	21,578
*	Wesdome Gold Mines Ltd.	49,200	486,127
	Westshore Terminals Investment Corp.	10,814	173,965
TOTAL CANADA			30,884,474
DENMARK — (2.6%)
*	ALK-Abello AS	31,893	718,163
	Ambu AS, Class B	23,544	438,251
	cBrain AS	3,927	105,543
	Chemometec AS	4,914	380,619
*	Demant AS	12,853	516,031
*	GN Store Nord AS	3,314	67,871
	ISS AS	35,376	668,569
*Ω	Netcompany Group AS	12,248	498,357
*	NKT AS	5,667	378,839
#*Ω	NNIT AS	2,570	33,301
*	NTG Nordic Transport Group AS	1,504	49,678
	Ringkjoebing Landbobank AS	7,254	1,183,186
	Rockwool AS (ROCKA DC), Class A	613	217,456
	Rockwool AS (ROCKB DC), Class B	1,567	554,898
	Royal Unibrew AS	14,848	1,026,389
	SP Group AS	554	23,423
TOTAL DENMARK			6,860,574
FINLAND — (3.0%)
*	Alisa Pankki OYJ	1,405	27,472
	Alma Media OYJ	5,579	65,708
	Cargotec OYJ, Class B	8,376	416,516
	Elisa OYJ	25,465	1,096,121
	eQ OYJ	1,222	14,973
	Harvia OYJ	5,546	272,918
*	Kalmar OYJ, Class B	8,376	281,592
	Kesko OYJ (KESKOA FH), Class A	12,798	241,198
	Kesko OYJ (KESKOB FH), Class B	59,117	1,133,949
	Marimekko OYJ	7,952	105,844
	Metso OYJ	51,871	514,857
	Orion OYJ (ORNAV FH), Class A	7,832	419,685
	Orion OYJ (ORNBV FH), Class B	27,053	1,468,122
	Puuilo OYJ	18,161	192,521
*	QT Group OYJ	3,609	295,730
*	Sampo OYJ, Class A	18,985	784,485
#	Talenom OYJ	8,051	29,038
		Shares	Value»
FINLAND — (Continued)
#	Tokmanni Group Corp.	9,567	$138,626
	Vaisala OYJ, Class A	4,523	249,767
TOTAL FINLAND			7,749,122
FRANCE — (4.6%)
*	Bastide le Confort Medical	726	16,963
#	Catana Group	8,468	47,534
	Elis SA	27,676	566,581
#	Equasens	1,255	49,030
	Gaztransport Et Technigaz SA	10,027	1,531,732
	Getlink SE	51,070	816,984
*	ID Logistics Group SACA	1,159	484,793
#	Infotel SA	775	30,029
	Interparfums SA	4,358	198,620
	IPSOS SA	5,139	243,172
*	JCDecaux SE	17,391	291,211
	Kaufman & Broad SA	3,850	132,462
Ω	La Francaise des Jeux SACA	29,328	1,114,398
	Linedata Services	183	15,367
	Nexans SA	7,280	710,347
#*	OVH Groupe SAS	585	4,988
	Pluxee NV	12,617	293,013
	Rexel SA	3,209	84,955
	Robertet SA	137	121,023
	SEB SA	5,977	568,652
	Seche Environnement SACA	870	77,145
	Societe BIC SA	1,220	80,439
	Sopra Steria Group	5,081	944,619
	SPIE SA	33,641	1,121,168
	Stef SA	683	94,798
	Sword Group	2,139	78,055
	Technip Energies NV	33,401	946,256
#	Trigano SA	94	12,882
*	Vallourec SACA	36,496	693,221
Ω	Verallia SA	22,651	697,199
TOTAL FRANCE			12,067,636
GERMANY — (5.1%)
	Adesso SE	355	35,229
	AlzChem Group AG	978	65,137
	Amadeus Fire AG	1,636	133,582
	Atoss Software SE	2,860	341,419
#	Bechtle AG	19,875	667,081
*	Ceconomy AG	28,388	87,758
	Cewe Stiftung & Co. KGaA	684	72,402
	CTS Eventim AG & Co. KGaA	15,249	1,486,951
	Dermapharm Holding SE	5,650	232,377
	Eckert & Ziegler SE	4,652	262,751

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	2,015	$147,916
	Energiekontor AG	2,482	114,482
	Fabasoft AG	987	17,722
	Fielmann Group AG	8,389	380,994
	flatexDEGIRO AG	16,977	287,625
	Freenet AG	20,446	630,808
	Friedrich Vorwerk Group SE	866	31,900
	FUCHS SE	6,923	236,121
	GEA Group AG	33,419	1,763,758
	GFT Technologies SE	3,243	76,191
	Hawesko Holding SE	669	16,544
*	HelloFresh SE	27,686	304,619
	Hensoldt AG	14,387	578,458
	HOCHTIEF AG	3,627	524,949
	HUGO BOSS AG	6,429	301,186
	IVU Traffic Technologies AG	3,749	60,862
	Krones AG	3,266	445,657
#*	Nagarro SE	2,210	193,580
*	Nexus AG	4,574	327,410
*	Nordex SE	18,489	213,453
*	Pentixapharm Holding AG	4,652	14,444
	Pfeiffer Vacuum Technology AG	139	22,358
	Puma SE (PUM GR)	18,270	573,316
	Rational AG	33	29,325
	Secunet Security Networks AG	437	57,490
	Stroeer SE & Co. KGaA	9,841	581,665
	SUSS MicroTec SE	2,662	118,878
*Ω	TeamViewer SE	40,383	478,243
*	TUI AG	83,340	705,001
	Washtec AG	3,729	154,357
*Ω	Zalando SE	10,709	399,102
TOTAL GERMANY			13,173,101
HONG KONG — (1.7%)
	ASMPT Ltd.	9,100	84,032
	Best Mart 360 Holdings Ltd.	42,000	9,133
	Bright Smart Securities & Commodities Group Ltd.	152,000	46,346
	Cafe de Coral Holdings Ltd.	104,000	101,242
	CITIC Telecom International Holdings Ltd.	110,000	30,978
*	C-Mer Medical Holdings Ltd.	64,000	15,927
*	Cowell e Holdings, Inc.	88,000	290,578
		Shares	Value»
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	78,000	$46,353
	Fairwood Holdings Ltd.	25,500	19,474
*Ω	FIT Hon Teng Ltd.	242,000	105,972
*Ω	Fosun Tourism Group	60,400	57,535
	FSE Lifestyle Services Ltd.	41,000	29,614
	Giordano International Ltd.	172,000	34,038
#††	Gold Financial Holdings Ltd.	214,000	0
	IGG, Inc.	94,000	48,941
	Kerry Logistics Network Ltd.	58,500	49,122
	Luk Fook Holdings International Ltd.	29,000	53,325
	Man Wah Holdings Ltd.	370,000	224,315
#*	Melco International Development Ltd.	89,000	49,522
*††	MH Development NPV	80,000	0
	Modern Dental Group Ltd.	43,000	22,685
#*	Mongolian Mining Corp.	48,000	43,275
*	NagaCorp Ltd.	324,215	119,982
#	Nissin Foods Co. Ltd.	27,000	19,618
	Oriental Watch Holdings	28,000	12,658
	Pacific Basin Shipping Ltd.	256,000	51,817
	PAX Global Technology Ltd.	8,000	4,925
	PCCW Ltd.	971,687	565,132
	Perfect Medical Health Management Ltd.	132,000	35,937
	Plover Bay Technologies Ltd.	128,000	79,700
#	Sa Sa International Holdings Ltd.	134,000	11,379
Ω	Samsonite International SA	334,200	973,579
	SmarTone Telecommunications Holdings Ltd.	25,000	13,071
*	Solomon Systech International Ltd.	164,000	9,895
	Stella International Holdings Ltd.	70,500	160,282
	SUNeVision Holdings Ltd.	211,000	101,654
#	Theme International Holdings Ltd.	310,000	15,770
	Tradelink Electronic Commerce Ltd.	178,000	21,035

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tycoon Group Holdings Ltd.	12,000	$5,284
	United Laboratories International Holdings Ltd.	124,000	184,336
	Vitasoy International Holdings Ltd.	192,000	220,871
	VSTECS Holdings Ltd.	80,000	48,612
	VTech Holdings Ltd.	48,100	317,136
	Xinyi Glass Holdings Ltd.	204,590	189,365
TOTAL HONG KONG			4,524,445
IRELAND — (0.4%)
	Cairn Homes PLC	13,808	32,806
	Glanbia PLC (GLB ID)	47,771	697,969
	Irish Continental Group PLC (IR5B ID)	40,436	214,869
TOTAL IRELAND			945,644
ISRAEL — (0.8%)
	Arad Ltd.	2,055	29,286
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,181	137,688
	Danel Adir Yeoshua Ltd.	1,587	184,202
	Danya Cebus Ltd.	746	25,706
	Delta Israel Brands Ltd.	658	12,209
*	Electra Consumer Products 1970 Ltd.	2,404	77,435
	FMS Enterprises Migun Ltd.	369	16,190
	Formula Systems 1985 Ltd. (FORTY IT)	246	22,629
	Fox Wizel Ltd.	1,783	147,480
	Globrands Ltd.	90	12,334
	Hilan Ltd.	642	40,252
	Hiper Global Ltd.	2,782	15,157
	IDI Insurance Co. Ltd.	2,449	101,836
#	Inrom Construction Industries Ltd.	25,113	118,898
	M Yochananof & Sons Ltd.	700	48,852
	Magic Software Enterprises Ltd. (MGIC US)	6,609	83,802
*	Malam - Team Ltd.	2,020	49,892
	Max Stock Ltd.	16,993	62,765
	Meitav Investment House Ltd.	10,788	113,038
	Novolog Ltd.	23,600	10,872
	One Software Technologies Ltd.	9,774	177,618
		Shares	Value»
ISRAEL — (Continued)
*	Partner Communications Co. Ltd.	7,599	$53,067
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	198,191
	Retailors Ltd.	3,984	77,982
	Tadiran Group Ltd.	920	67,871
	Tel Aviv Stock Exchange Ltd.	13,899	157,554
	Telsys Ltd.	884	44,845
	Tiv Taam Holdings 1 Ltd.	18,868	36,425
TOTAL ISRAEL			2,124,076
ITALY — (4.6%)
	A2A SpA	67,313	158,969
	ACEA SpA	6,569	125,681
	Amplifon SpA	35,115	938,408
	Arnoldo Mondadori Editore SpA	50,889	116,086
	Azimut Holding SpA	39,046	1,020,900
	Banca Generali SpA	20,762	1,039,621
	Banca Mediolanum SpA	34,184	458,951
Ω	BFF Bank SpA	45,285	388,281
	Brembo NV	20,613	200,681
	Brunello Cucinelli SpA	11,735	1,508,697
Ω	Carel Industries SpA	10,923	217,804
	Cembre SpA	763	32,023
	De' Longhi SpA	7,669	269,630
Ω	Enav SpA	24,432	87,405
	Hera SpA	109,909	401,921
	Intercos SpA	8,001	118,518
	Italian Sea Group SpA	2,920	24,795
	LU-VE SpA	2,501	74,451
	Maire SpA	52,339	515,344
	MARR SpA	5,190	54,115
	Moltiply Group SpA	4,425	177,668
*	Newlat Food SpA	4,907	64,974
	Pharmanutra SpA	1,151	60,622
#	Piaggio & C SpA	45,642	101,889
Ω	RAI Way SpA	34,041	202,518
	Reply SpA	7,137	1,176,434
*	Saipem SpA	267,614	653,022
	Sanlorenzo SpA	3,013	111,215
	Sesa SpA	2,243	158,302
	SOL SpA	12,905	524,003
Ω	Technogym SpA	40,447	470,500
	TXT e-solutions SpA	983	38,004
	Webuild SpA	97,794	297,837
	Wiit SpA	1,016	19,355
#	Zignago Vetro SpA	7,166	77,872
TOTAL ITALY			11,886,496
JAPAN — (22.1%)
#	&Do Holdings Co. Ltd.	3,700	28,690

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	A&D HOLON Holdings Co. Ltd.	5,300	$64,740
#	Adastria Co. Ltd.	6,700	143,189
	Ad-sol Nissin Corp.	1,300	16,320
	Adventure, Inc.	800	19,218
	Aeon Delight Co. Ltd.	6,100	160,560
#	Aeon Fantasy Co. Ltd.	2,900	53,461
#	Aeon Hokkaido Corp.	9,000	51,845
#	Aeon Kyushu Co. Ltd.	1,200	20,391
	Ai Holdings Corp.	600	7,681
	Aica Kogyo Co. Ltd.	13,800	287,949
	Aidma Holdings, Inc.	700	8,186
#	Airtrip Corp.	3,700	29,524
	AIT Corp.	2,500	27,510
#	Alleanza Holdings Co. Ltd.	4,600	32,767
	Altech Corp.	4,470	71,496
	Amano Corp.	14,300	374,054
	Amiyaki Tei Co. Ltd.	1,600	16,436
	Amvis Holdings, Inc.	9,000	37,945
	Anest Iwata Corp.	3,500	30,491
	Anicom Holdings, Inc.	20,000	83,649
	Anycolor, Inc.	4,300	87,923
*	AnyMind Group, Inc.	3,300	24,914
	Aoyama Zaisan Networks Co. Ltd.	6,400	76,135
	Arata Corp.	3,300	67,261
	Arealink Co. Ltd.	4,400	65,945
	Argo Graphics, Inc.	4,200	133,116
#	Artner Co. Ltd.	2,100	24,929
	As One Corp.	18,200	297,521
	Asahi Net, Inc.	7,000	29,393
	Asahi Yukizai Corp.	2,400	66,973
	ASKUL Corp.	13,500	147,992
*	Atom Corp.	2,100	8,878
	Atrae, Inc.	4,500	21,522
#	Aucnet, Inc.	4,600	77,816
	Avant Group Corp.	7,100	88,355
	Axell Corp.	600	4,945
	Axial Retailing, Inc.	13,700	78,625
#	AZ-COM MARUWA Holdings, Inc.	12,100	89,263
	AZOOM Co. Ltd.	400	16,802
#*	Bank of Innovation, Inc.	900	37,326
	Base Co. Ltd.	2,100	40,738
	Beauty Garage, Inc.	2,600	22,918
	Beenos, Inc.	1,100	28,069
	Belc Co. Ltd.	3,000	121,471
	Bell System24 Holdings, Inc.	12,200	99,280
#	Bewith, Inc.	800	7,246
#	Bic Camera, Inc.	25,500	274,447
#	Bookoff Group Holdings Ltd.	1,200	10,646
	Br Holdings Corp.	4,200	9,252
	BrainPad, Inc.	4,700	34,110
	Broadmedia Corp.	2,530	31,609
		Shares	Value»
JAPAN — (Continued)
	BRONCO BILLY Co. Ltd.	800	$18,667
	Bunka Shutter Co. Ltd.	9,300	111,852
#	Business Engineering Corp.	1,400	32,283
	C Uyemura & Co. Ltd.	2,600	172,353
	Careerlink Co. Ltd.	2,200	35,178
#	Carenet, Inc.	5,100	19,128
	Celsys, Inc.	13,300	119,764
	Central Automotive Products Ltd.	3,300	97,726
	Central Security Patrols Co. Ltd.	2,600	48,387
#	Change Holdings, Inc.	10,500	98,759
	Charm Care Corp. KK	5,300	43,633
#	Chikaranomoto Holdings Co. Ltd.	2,800	21,478
	Chugoku Marine Paints Ltd.	7,100	107,773
	CKD Corp.	16,000	260,339
#	Colowide Co. Ltd.	22,300	245,330
#	Como Co. Ltd.	1,000	20,538
#	Computer Engineering & Consulting Ltd.	6,700	81,719
	Comture Corp.	7,600	106,456
	Copro-Holdings Co. Ltd.	1,100	11,720
*	Core Concept Technologies, Inc.	700	4,137
#	Core Corp.	2,800	33,830
	Cota Co. Ltd.	6,129	64,769
	Create Restaurants Holdings, Inc.	38,100	332,380
	Create SD Holdings Co. Ltd.	8,100	147,668
	Creek & River Co. Ltd.	3,700	39,646
	Cresco Ltd.	9,000	66,245
	CrowdWorks, Inc.	1,300	10,542
	CTS Co. Ltd.	8,600	46,405
	Cube System, Inc.	1,300	8,757
	Curves Holdings Co. Ltd.	16,500	78,190
#*	Cyber Security Cloud, Inc.	800	10,408
	Cybozu, Inc.	7,600	134,139
	Daicel Corp.	26,700	236,259
	Daihen Corp.	5,200	237,134
	Daiichikosho Co. Ltd.	15,700	182,770
	Daikoku Denki Co. Ltd.	2,300	42,818
	Daikokutenbussan Co. Ltd.	2,100	102,074
	Daiseki Co. Ltd.	14,360	343,335
	Daitron Co. Ltd.	1,900	32,801
	Daiwabo Holdings Co. Ltd.	28,500	554,656
#*	DD GROUP Co. Ltd.	2,100	17,099

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dear Life Co. Ltd.	10,300	$66,417
	Densan System Holdings Co. Ltd.	2,400	34,991
	Dentsu Soken, Inc.	7,800	308,483
	Dexerials Corp.	47,100	613,779
	Digital Arts, Inc.	3,900	148,787
	Digital Hearts Holdings Co. Ltd.	4,700	26,358
	Digital Information Technologies Corp.	4,200	55,687
	Dip Corp.	11,000	164,100
	DMG Mori Co. Ltd.	18,000	290,339
	Double Standard, Inc.	1,200	13,238
	DTS Corp.	13,600	370,932
#	EAT&HOLDINGS Co. Ltd.	1,600	22,062
	Ebara Jitsugyo Co. Ltd.	3,600	91,392
	Ebase Co. Ltd.	8,200	33,068
	Eco's Co. Ltd.	2,700	35,394
	eGuarantee, Inc.	10,500	117,871
#	E-Guardian, Inc.	400	5,097
	Elan Corp.	2,600	12,417
	Elecom Co. Ltd.	15,200	146,154
	EM Systems Co. Ltd.	9,000	46,262
	en Japan, Inc.	9,800	126,888
	Entrust, Inc.	4,400	22,355
	ES-Con Japan Ltd.	6,900	44,786
#	Eternal Hospitality Group Co. Ltd.	1,200	21,271
	EXEO Group, Inc.	700	7,643
	F&M Co. Ltd.	1,900	22,945
	FaithNetwork Co. Ltd.	1,500	17,214
	Fast Fitness Japan, Inc.	1,200	9,951
*	FDK Corp.	5,900	24,514
#	Fibergate, Inc.	4,000	23,942
	Financial Partners Group Co. Ltd.	15,000	245,395
	FINDEX, Inc.	6,200	36,247
	Fintech Global, Inc.	19,400	14,175
#	Fixstars Corp.	5,000	55,232
	Focus Systems Corp.	1,600	11,416
	Food & Life Cos. Ltd.	29,000	648,744
	Forum Engineering, Inc.	5,800	39,245
#	Forval Corp.	1,800	16,959
	FP Corp.	12,400	241,667
#	FP Partner, Inc.	1,600	22,621
#	France Bed Holdings Co. Ltd.	6,400	52,889
	Freebit Co. Ltd.	4,100	35,270
	FTGroup Co. Ltd.	2,600	20,406
	Fuji Corp. (7605 JP)	3,600	45,409
	Fuji Kosan Co. Ltd.	900	8,236
#	Fuji Kyuko Co. Ltd.	6,700	99,941
	Fuji Oil Holdings, Inc.	1,600	34,757
	Fujibo Holdings, Inc.	1,200	39,909
		Shares	Value»
JAPAN — (Continued)
	Fujimi, Inc.	12,200	$171,644
#*	Fujio Food Group, Inc.	3,700	25,920
	Fujita Kanko, Inc.	1,800	114,991
	Fukuda Denshi Co. Ltd.	5,200	225,109
	Fukui Computer Holdings, Inc.	3,200	59,517
	Fukushima Galilei Co. Ltd.	6,400	109,103
	FULLCAST Holdings Co. Ltd.	7,500	72,701
	Funai Soken Holdings, Inc.	10,630	164,928
	Furuya Metal Co. Ltd.	4,200	89,021
	Furyu Corp.	4,600	31,613
	Fuso Chemical Co. Ltd.	5,600	120,680
	Future Corp.	13,500	157,918
	G-7 Holdings, Inc.	8,600	80,887
#*	GA Technologies Co. Ltd.	3,600	35,238
	Gakkyusha Co. Ltd.	1,800	24,034
	Gakujo Co. Ltd.	1,800	26,111
#	Genki Global Dining Concepts Corp.	3,200	65,155
	Genky DrugStores Co. Ltd.	4,400	88,920
	Gift Holdings, Inc.	2,400	50,824
	giftee, Inc.	6,000	53,134
	Global Link Management KK	500	9,818
	GMO Financial Gate, Inc.	1,000	41,846
#	GMO Financial Holdings, Inc.	10,300	46,872
	GMO GlobalSign Holdings KK	1,400	22,296
	GMO internet group, Inc.	15,938	282,896
#*	GNI Group Ltd.	10,400	222,325
*	Gokurakuyu Holdings Co. Ltd.	3,700	12,839
	Goldwin, Inc.	800	42,198
#	Greens Co. Ltd.	2,300	34,241
	gremz, Inc.	3,600	54,128
*	GungHo Online Entertainment, Inc.	14,400	301,980
	H2O Retailing Corp.	4,400	65,555
#	Hakudo Co. Ltd.	1,800	27,450
	Hakuto Co. Ltd.	800	23,160
	Halows Co. Ltd.	3,400	83,440
	Hamee Corp.	1,900	15,913
	Happinet Corp.	4,200	126,211
	Hard Off Corp. Co. Ltd.	3,700	46,516
	Hazama Ando Corp.	17,200	128,642
#	Hennge KK	5,800	43,693
	Hiday Hidaka Corp.	4,800	91,915

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Himacs Ltd.	720	$6,442
*	Hino Motors Ltd.	13,800	45,132
	Hioki EE Corp.	2,868	142,815
	Hirose Tusyo, Inc.	400	10,250
*	HIS Co. Ltd.	10,800	106,342
	Hokuetsu Industries Co. Ltd.	4,900	62,630
	Hokuto Corp.	2,100	24,702
	Honeys Holdings Co. Ltd.	3,200	35,020
	Hoosiers Holdings Co. Ltd.	1,600	10,737
	Horiba Ltd.	400	25,069
	Hotland Co. Ltd.	3,900	51,473
#	IBJ, Inc.	7,600	32,050
#	Ichibanya Co. Ltd.	15,820	101,213
	Idec Corp.	7,900	129,833
	IDOM, Inc.	22,700	168,653
#	IG Port, Inc.	2,400	37,227
	IKK Holdings, Inc.	2,500	12,381
#	I'll, Inc.	3,200	53,030
	i-mobile Co. Ltd.	8,400	26,094
	Imuraya Group Co. Ltd.	2,200	34,836
#	I-NE Co. Ltd.	1,800	24,505
#	I-Net Corp.	3,440	36,491
	Infomart Corp.	23,200	48,406
	Insource Co. Ltd.	16,000	109,420
	Intelligent Wave, Inc.	3,700	25,390
#	IPS, Inc.	2,400	39,506
	ISB Corp.	3,900	33,515
#	Ise Chemicals Corp.	800	140,075
#*	Istyle, Inc.	15,800	53,040
	Itfor, Inc.	9,100	84,424
#	ITmedia, Inc.	4,100	43,920
	Ito En Ltd.	10,600	233,896
	Itochu Enex Co. Ltd.	11,000	112,576
	Itoki Corp.	10,500	109,150
#	Iwaki Co. Ltd.	2,200	34,644
	JAC Recruitment Co. Ltd.	23,200	102,006
#*	Jade Group, Inc.	3,000	25,797
#*	Jamco Corp.	1,200	13,781
	Japan Aviation Electronics Industry Ltd.	9,300	168,359
#	Japan Business Systems, Inc.	1,400	8,296
*	Japan Communications, Inc.	34,900	27,993
	Japan Elevator Service Holdings Co. Ltd.	18,500	358,086
	Japan Lifeline Co. Ltd.	18,600	170,490
	Japan Material Co. Ltd.	22,000	245,614
		Shares	Value»
JAPAN — (Continued)
	Japan Property Management Center Co. Ltd.	3,500	$25,013
#	Japan System Techniques Co. Ltd.	4,400	52,272
	JBCC Holdings, Inc.	5,400	167,084
	JCR Pharmaceuticals Co. Ltd.	12,300	43,573
	JCU Corp.	6,400	148,604
	Jeol Ltd.	12,300	453,324
	JFE Systems, Inc.	800	17,987
#*	JIG-SAW, Inc.	1,700	36,370
	JINS Holdings, Inc.	4,000	182,441
	J-Lease Co. Ltd.	5,400	43,570
	JM Holdings Co. Ltd.	3,700	57,314
#	JP-Holdings, Inc.	20,500	86,124
	Justsystems Corp.	10,400	224,846
	JVCKenwood Corp.	30,800	356,905
	Kaga Electronics Co. Ltd.	1,800	32,234
	Kagome Co. Ltd.	15,500	290,394
#	Kakiyasu Honten Co. Ltd.	3,000	54,348
#	Kamakura Shinsho Ltd.	10,700	34,924
	Kameda Seika Co. Ltd.	801	20,125
	Kanadevia Corp.	42,700	293,880
	Kanamic Network Co. Ltd.	5,200	15,139
	Kanematsu Corp.	11,200	187,395
	Kanro, Inc.	600	13,932
*	Kaonavi, Inc.	1,000	13,034
#	Kappa Create Co. Ltd.	5,100	47,965
	Katitas Co. Ltd.	14,800	206,917
#	KeePer Technical Laboratory Co. Ltd.	5,200	149,201
	Keihan Holdings Co. Ltd.	12,500	269,199
	KH Neochem Co. Ltd.	1,400	18,919
#	Kibun Foods, Inc.	1,400	9,889
#	Kintetsu Department Store Co. Ltd.	2,000	28,921
#	Ki-Star Real Estate Co. Ltd.	1,600	44,609
#	Koa Shoji Holdings Co. Ltd.	2,000	7,997
	Kohoku Kogyo Co. Ltd.	1,200	20,934
	KOMEDA Holdings Co. Ltd.	14,600	259,734
#	Komehyo Holdings Co. Ltd.	2,300	60,344
	Konoike Transport Co. Ltd.	3,800	77,335
	Konoshima Chemical Co. Ltd.	1,300	14,086

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kosaido Holdings Co. Ltd.	17,000	$58,231
#	Koshidaka Holdings Co. Ltd.	13,241	90,844
#	Kotobuki Spirits Co. Ltd.	22,500	328,793
	Kozo Keikaku Engineering Holdings, Inc.	1,500	42,760
#	Kura Sushi, Inc.	2,900	51,396
	Kushikatsu Tanaka Holdings Co.	1,100	9,448
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	338,756
#	Kyoritsu Maintenance Co. Ltd.	17,600	348,264
	Kyudenko Corp.	5,675	192,642
	LA Holdings Co. Ltd.	1,400	54,518
	Lacto Japan Co. Ltd.	800	16,045
#	LEC, Inc.	1,200	9,767
	Leopalace21 Corp.	48,000	170,784
	Life Corp.	5,400	125,284
	Lifedrink Co., Inc.	5,600	77,303
#	LIKE, Inc.	1,800	16,781
#	Link & Motivation, Inc.	13,500	47,079
#	LITALICO, Inc.	6,400	45,454
	Luckland Co. Ltd.	800	9,523
	Macbee Planet, Inc.	1,400	29,218
#	Macnica Holdings, Inc.	25,600	300,478
	Maeda Kosen Co. Ltd.	12,800	158,527
	Management Solutions Co. Ltd.	3,400	37,570
	Mani, Inc.	22,800	212,114
	MarkLines Co. Ltd.	4,100	58,189
	Matching Service Japan Co. Ltd.	1,300	9,138
	Matsui Securities Co. Ltd.	35,500	186,756
	Matsuya Co. Ltd.	1,900	13,136
	Matsuyafoods Holdings Co. Ltd.	1,600	62,694
	Max Co. Ltd.	2,700	68,941
	Maxvalu Tokai Co. Ltd.	500	10,526
	MCJ Co. Ltd.	23,300	204,170
	MEC Co. Ltd.	4,900	101,467
	Media Do Co. Ltd.	1,100	11,027
	Medical Data Vision Co. Ltd.	10,100	34,031
#*	Medley, Inc.	4,500	117,664
	Meidensha Corp.	4,600	117,578
#	Meiho Facility Works Ltd.	3,100	18,004
	Meiko Electronics Co. Ltd.	5,600	325,254
	MEITEC Group Holdings, Inc.	24,000	466,016
	Menicon Co. Ltd.	18,200	163,307
		Shares	Value»
JAPAN — (Continued)
*	Mercari, Inc.	25,800	$311,532
	METAWATER Co. Ltd.	5,600	66,575
	Micronics Japan Co. Ltd.	9,600	232,445
*	Microwave Chemical Co. Ltd.	1,600	6,156
#	Midac Holdings Co. Ltd.	2,400	25,554
	Milbon Co. Ltd.	8,960	184,170
#	Mirai Industry Co. Ltd.	1,100	25,979
	Miroku Jyoho Service Co. Ltd.	6,000	73,862
	Mitani Corp.	6,400	80,780
	Mitani Sekisan Co. Ltd.	2,300	75,243
	Mitsubishi Logisnext Co. Ltd.	8,200	105,024
#	Mitsui High-Tec, Inc.	23,500	136,556
	Mitsui-Soko Holdings Co. Ltd.	3,300	163,416
	Miura Co. Ltd.	11,000	265,072
#	Miyaji Engineering Group, Inc.	4,000	50,355
	Mizuho Medy Co. Ltd.	2,000	19,495
	Modec, Inc.	7,000	143,896
	Monex Group, Inc.	10,900	63,699
	Monogatari Corp.	9,900	213,465
	Morinaga & Co. Ltd.	19,600	337,847
#	Morozoff Ltd.	2,700	28,591
	MOS Food Services, Inc.	1,900	42,987
	Mugen Estate Co. Ltd.	2,500	29,765
	m-up Holdings, Inc.	11,300	116,358
#	Nagano Keiki Co. Ltd.	3,000	42,727
	Nagase Brothers, Inc.	1,700	20,608
#	Nagawa Co. Ltd.	1,600	66,843
	Naigai Trans Line Ltd.	2,600	43,971
	Nakanishi, Inc.	20,400	336,501
#	Namura Shipbuilding Co. Ltd.	9,100	116,840
	NCD Co. Ltd./Shinagawa	1,900	34,435
#	New Art Holdings Co. Ltd.	3,290	36,829
#	Nextage Co. Ltd.	13,500	130,310
	Nichias Corp.	14,000	458,217
	Nifco, Inc.	11,100	265,273
	Nihon Dengi Co. Ltd.	400	9,802
	Nihon M&A Center Holdings, Inc.	74,300	289,963
	Nippon Air Conditioning Services Co. Ltd.	6,700	47,702
#	Nippon Aqua Co. Ltd.	3,900	19,293
	Nippon Concept Corp.	1,800	21,223
	Nippon Gas Co. Ltd.	38,300	537,073

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Parking Development Co. Ltd.	74,700	$101,883
	Nippon Shinyaku Co. Ltd.	9,900	239,548
	Nishimatsuya Chain Co. Ltd.	10,900	163,349
	Nissei ASB Machine Co. Ltd.	2,700	94,077
	Nisso Holdings Co. Ltd.	8,200	40,783
	Nissui Corp.	33,700	185,694
	Nitto Kogyo Corp.	300	5,613
	Nittoc Construction Co. Ltd.	2,800	19,140
	Noevir Holdings Co. Ltd.	4,800	143,018
	Nojima Corp.	9,100	136,779
	NSD Co. Ltd.	19,600	413,833
	NSW, Inc.	2,200	41,114
	Oat Agrio Co. Ltd.	1,200	15,354
	Oenon Holdings, Inc.	4,100	10,107
	Ohba Co. Ltd.	2,300	14,505
	Ohsho Food Service Corp.	12,000	223,420
	Okamura Corp.	3,700	47,301
	Okinawa Cellular Telephone Co.	8,600	236,138
	Onward Holdings Co. Ltd.	14,300	57,269
	Ootoya Holdings Co. Ltd.	400	13,110
	Open Up Group, Inc.	9,000	109,335
	Optex Group Co. Ltd.	10,620	112,336
#*	Optim Corp.	4,900	24,272
	Organo Corp.	6,200	306,904
	Oro Co. Ltd.	2,900	46,144
#	Osaka Organic Chemical Industry Ltd.	3,900	68,215
#	OSAKA Titanium Technologies Co. Ltd.	7,700	93,653
	OSG Corp.	10,600	117,315
	PAL GROUP Holdings Co. Ltd.	10,800	238,268
	Paramount Bed Holdings Co. Ltd.	5,800	104,747
	Park24 Co. Ltd.	33,300	439,679
	Penta-Ocean Construction Co. Ltd.	28,100	118,536
*	PeptiDream, Inc.	24,500	336,259
	Pharma Foods International Co. Ltd.	4,100	25,958
*	PIA Corp.	1,300	26,483
		Shares	Value»
JAPAN — (Continued)
	Pigeon Corp.	35,300	$334,522
	PILLAR Corp.	6,900	188,140
	Pilot Corp.	8,200	232,566
	Plus Alpha Consulting Co. Ltd.	6,300	72,691
#	Poppins Corp.	800	6,191
	Port, Inc.	1,000	12,353
	Premium Group Co. Ltd.	10,200	172,326
	Premium Water Holdings, Inc.	800	14,955
	Prestige International, Inc.	32,400	146,197
	Pronexus, Inc.	3,800	32,638
	Pro-Ship, Inc.	2,600	26,080
	Proto Corp.	7,500	60,290
	Qol Holdings Co. Ltd.	2,200	20,775
	Quick Co. Ltd.	3,900	55,691
	Raito Kogyo Co. Ltd.	13,600	191,983
#	Raksul, Inc.	9,800	85,239
	Rakus Co. Ltd.	18,304	227,347
	Relo Group, Inc.	29,300	359,113
	Renaissance, Inc.	1,700	11,365
	Resorttrust, Inc.	25,100	526,138
	Rheon Automatic Machinery Co. Ltd.	1,100	10,408
	Ride On Express Holdings Co. Ltd.	2,400	15,769
	Riken Keiki Co. Ltd.	5,800	116,164
	Riken Vitamin Co. Ltd.	2,100	31,943
#	Ringer Hut Co. Ltd.	5,000	73,353
#	Riso Kyoiku Co. Ltd.	12,105	23,286
	Rix Corp.	800	15,019
	Roland Corp.	2,800	71,303
#	Rorze Corp.	8,300	90,485
	Round One Corp.	62,600	528,327
#	Royal Holdings Co. Ltd.	5,400	89,687
	Saizeriya Co. Ltd.	3,600	107,649
#	Samco, Inc.	900	17,034
	San-Ai Obbli Co. Ltd.	7,700	89,216
	Sangetsu Corp.	8,500	157,981
	Sanki Engineering Co. Ltd.	4,800	96,640
	Sankyo Frontier Co. Ltd.	3,000	39,975
	Sankyu, Inc.	800	28,573
#	Santec Holdings Corp.	900	35,469
#	Sato Foods Co. Ltd.	600	27,399
	Sawai Group Holdings Co. Ltd.	22,800	294,488
	SBI Global Asset Management Co. Ltd.	12,700	56,905
	SBS Holdings, Inc.	5,900	93,782
	Seiko Group Corp.	3,900	133,445
#	Seiren Co. Ltd.	12,200	210,704

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Senko Group Holdings Co. Ltd.	18,000	$180,467
	Senshu Electric Co. Ltd.	3,300	107,011
	Seria Co. Ltd.	14,476	248,492
	Seven Bank Ltd.	124,400	246,740
#	SFP Holdings Co. Ltd.	1,600	22,179
	Shibaura Electronics Co. Ltd.	4,400	90,073
#	Shibaura Mechatronics Corp.	3,600	188,431
#*	SHIFT, Inc.	38,985	321,543
	Shimadaya Corp.	1,400	12,926
	Shin Maint Holdings Co. Ltd.	2,600	26,804
#	Shin Nippon Biomedical Laboratories Ltd.	5,500	59,938
	Shinagawa Refractories Co. Ltd.	5,200	58,074
	Shinnihonseiyaku Co. Ltd.	4,000	50,373
	Ship Healthcare Holdings, Inc.	20,100	274,326
	SHO-BOND Holdings Co. Ltd.	6,000	194,431
	Shoei Co. Ltd.	15,400	213,579
	SIGMAXYZ Holdings, Inc.	19,600	118,274
*	Simplex Holdings, Inc.	5,700	106,479
	Sinfonia Technology Co. Ltd.	4,300	192,632
#	Sinko Industries Ltd.	10,500	83,841
#*	Smaregi, Inc.	500	8,567
	SMS Co. Ltd.	19,900	213,094
	Softcreate Holdings Corp.	5,000	74,140
	Software Service, Inc.	800	60,993
	Solasto Corp.	14,600	44,542
	Soliton Systems KK	3,900	28,905
	Sparx Group Co. Ltd.	7,020	66,283
	S-Pool, Inc.	1,100	1,997
	SRA Holdings	3,100	86,224
#	SRS Holdings Co. Ltd.	6,600	50,424
	St. Marc Holdings Co. Ltd.	1,800	29,721
	Starts Corp., Inc.	7,800	193,760
	Step Co. Ltd.	1,600	22,508
	STI Foods Holdings, Inc.	2,400	22,608
	Strike Co. Ltd.	3,100	63,121
#	Studio Alice Co. Ltd.	1,900	26,104
	Subaru Enterprise Co. Ltd.	1,500	32,649
*	Sun*, Inc. (4053 JP)	1,600	7,140
	SWCC Corp.	6,900	336,451
	System D, Inc.	800	7,249
		Shares	Value»
JAPAN — (Continued)
	System Research Co. Ltd.	2,000	$20,917
	System Support Holdings, Inc.	1,700	21,703
#	Systems Engineering Consultants Co. Ltd.	600	18,812
	Systena Corp.	78,000	178,332
#	Syuppin Co. Ltd.	8,200	58,338
	Taiyo Holdings Co. Ltd.	10,500	282,425
	Takara & Co. Ltd.	2,200	44,152
	Takasago Thermal Engineering Co. Ltd.	8,600	334,954
#	Takeuchi Manufacturing Co. Ltd.	11,300	395,543
#	Tama Home Co. Ltd.	5,500	116,434
	Tamron Co. Ltd.	10,800	315,942
#	Tazmo Co. Ltd.	4,100	54,479
	TDC Soft, Inc.	10,200	91,973
	TechMatrix Corp.	11,600	188,174
	TechnoPro Holdings, Inc.	20,900	417,176
	Tecnos Japan, Inc.	3,800	20,333
#	Tenpos Holdings Co. Ltd.	1,600	36,339
	TKC Corp.	8,200	201,294
	Tocalo Co. Ltd.	21,500	249,170
#	Toho Co. Ltd. (8142 JP)	1,400	24,942
	Toho System Science Co. Ltd.	2,400	21,404
#	Toho Titanium Co. Ltd.	10,500	70,095
#*	Toho Zinc Co. Ltd.	2,000	6,678
	TOKAI Holdings Corp.	29,500	179,552
	Token Corp.	300	24,003
	Tokyo Base Co. Ltd.	6,300	12,897
#	Tokyo Electron Device Ltd.	6,900	139,212
	Tokyo Individualized Educational Institute, Inc.	7,300	16,499
	Tokyo Seimitsu Co. Ltd.	7,600	359,824
#	Tokyotokeiba Co. Ltd.	5,500	158,647
	Tomy Co. Ltd.	25,400	782,730
	Topcon Corp.	26,700	499,791
#	Toridoll Holdings Corp.	13,600	329,913
#	Torishima Pump Manufacturing Co. Ltd.	3,700	54,061
	Tosei Corp.	6,900	106,079
	Toshiba TEC Corp.	7,100	155,705
	Totech Corp.	3,300	50,356
	Toukei Computer Co. Ltd.	600	16,844
	Toumei Co. Ltd.	800	10,425

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Towa Corp.	11,139	$146,890
	Toyo Construction Co. Ltd.	4,400	39,499
#	Toyo Gosei Co. Ltd.	1,600	53,905
	Traders Holdings Co. Ltd.	8,020	50,846
	Transaction Co. Ltd.	4,000	49,806
*	Transaction Media Networks, Inc.	6,200	14,511
	Transcosmos, Inc.	6,300	130,274
	TRE Holdings Corp.	2,000	20,115
#	Treasure Factory Co. Ltd.	2,600	27,710
#	Tsuburaya Fields Holdings, Inc.	9,600	114,986
	Tsugami Corp.	6,500	69,508
#	Tsuzuki Denki Co. Ltd.	1,700	30,461
	ULS Group, Inc.	700	22,370
	Ulvac, Inc.	2,400	94,388
#	U-Next Holdings Co. Ltd.	14,400	172,534
	United Arrows Ltd.	5,000	84,802
	User Local, Inc.	2,500	29,203
	UT Group Co. Ltd.	8,900	125,527
	Valqua Ltd.	6,500	136,612
#	Value HR Co. Ltd.	4,800	46,817
	ValueCommerce Co. Ltd.	5,000	38,820
#	Vector, Inc.	12,500	83,758
	Vertex Corp.	6,000	75,818
	Vision, Inc.	9,800	73,550
#*	Visional, Inc.	5,600	277,797
	Wacom Co. Ltd.	2,000	8,607
#	Waseda Academy Co. Ltd.	3,700	46,901
	Watahan & Co. Ltd.	3,300	35,586
	WATAMI Co. Ltd.	2,600	15,383
	WDB Holdings Co. Ltd.	2,100	23,371
	Weathernews, Inc.	4,000	90,831
	Wellnet Corp.	5,700	31,080
#	West Holdings Corp.	7,315	74,282
	Will Group, Inc.	5,900	38,291
*	WingArc1st, Inc.	4,200	92,723
#	Workman Co. Ltd.	3,000	83,977
	YAKUODO Holdings Co. Ltd.	3,100	38,378
	YAMADA Consulting Group Co. Ltd.	4,700	58,033
	Yamaichi Electronics Co. Ltd.	4,500	67,376
#	Yamami Co.	900	19,456
	Yamaura Corp.	900	7,231
	Yaoko Co. Ltd.	4,900	286,568
#	Yashima Denki Co. Ltd.	1,300	14,351
	Yonex Co. Ltd.	14,600	196,429
		Shares	Value»
JAPAN — (Continued)
#*	Yoshimura Food Holdings KK	2,000	$13,083
#	Yoshinoya Holdings Co. Ltd.	19,900	377,345
	Yossix Holdings Co. Ltd.	900	17,474
	Yotai Refractories Co. Ltd.	300	3,274
	Yukiguni Maitake Co. Ltd.	6,000	45,133
	Zenkoku Hosho Co. Ltd.	10,000	354,778
	ZERIA Pharmaceutical Co. Ltd.	5,400	77,664
	ZIGExN Co. Ltd.	10,500	31,283
TOTAL JAPAN			57,603,382
NETHERLANDS — (1.7%)
	Aalberts NV	5,775	203,840
	Arcadis NV	14,235	812,684
*Ω	Basic-Fit NV	7,314	184,990
	BE Semiconductor Industries NV	1,742	222,160
	Corbion NV	1,009	23,557
	IMCD NV	11,479	1,797,615
*	InPost SA	32,720	535,284
#	Nedap NV	1,373	84,638
#	PostNL NV	30,014	30,544
	Randstad NV	7,504	323,948
#	TKH Group NV	6,408	235,918
TOTAL NETHERLANDS			4,455,178
NEW ZEALAND — (0.3%)
#	Briscoe Group Ltd.	6,337	16,626
#	Channel Infrastructure NZ Ltd.	43,167	46,440
	Freightways Group Ltd.	33,273	200,562
	Hallenstein Glasson Holdings Ltd.	11,317	54,288
	NZME Ltd. (NZM NZ)	11,793	7,195
	NZX Ltd.	73,480	61,202
#	Restaurant Brands New Zealand Ltd.	7,481	16,760
	Scales Corp. Ltd.	5,641	12,908
#	Skellerup Holdings Ltd.	60,070	172,385
	Summerset Group Holdings Ltd.	14,019	102,566
	TOWER Ltd.	46,962	34,061
	Warehouse Group Ltd.	17,853	10,385
TOTAL NEW ZEALAND			735,378
NORWAY — (1.1%)
	2020 Bulkers Ltd.	3,624	40,203

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	ABG Sundal Collier Holding ASA	119,624	$73,600
	AF Gruppen ASA	4,408	62,375
	Atea ASA	22,915	292,232
	Belships ASA	11,616	20,740
*	Bluenord ASA	4,933	293,054
	Bonheur ASA	580	12,508
	Borregaard ASA	14,230	255,551
	Bouvet ASA	23,439	167,019
*	DOF Group ASA	3,196	26,835
Ω	Elmera Group ASA	23,591	63,597
	Elopak ASA	24,411	89,214
Ω	Europris ASA	44,317	323,310
*	Gentoo Media, Inc.	13,083	26,402
Ω	Kid ASA	9,010	124,192
	Kitron ASA	55,251	189,278
	Medistim ASA	4,290	60,697
Ω	Multiconsult ASA	5,352	93,565
	Norbit ASA	3,975	37,452
	Odfjell Technology Ltd.	4,019	15,976
*	OKEA ASA	6,412	11,260
#Ω	Okeanis Eco Tankers Corp.	2,766	66,696
	Protector Forsikring ASA	2,634	76,864
	Rana Gruber ASA	4,523	29,287
*	SATS ASA	16,092	39,014
*	Solstad Offshore ASA	6,256	22,253
	Veidekke ASA	30,427	388,616
TOTAL NORWAY			2,901,790
PORTUGAL — (0.3%)
	Altri SGPS SA	16,971	101,308
	CTT-Correios de Portugal SA	31,173	190,147
#	Mota-Engil SGPS SA	27,718	82,343
	Navigator Co. SA	60,736	221,946
	NOS SGPS SA	76,360	268,443
TOTAL PORTUGAL			864,187
SINGAPORE — (0.7%)
	Aztech Global Ltd.	45,500	23,412
	Delfi Ltd.	68,200	37,621
	DFI Retail Group Holdings Ltd.	65,600	153,905
	First Resources Ltd.	83,400	88,805
	Food Empire Holdings Ltd.	48,100	34,863
#	Frencken Group Ltd.	61,200	50,541
	Grand Venture Technology Ltd.	19,100	12,062
	HRnetgroup Ltd.	67,400	33,957
	iFAST Corp. Ltd.	31,300	171,691
	Micro-Mechanics Holdings Ltd.	15,800	20,438
	Netlink NBN Trust	261,300	165,403
	Propnex Ltd.	98,100	79,340
		Shares	Value»
SINGAPORE — (Continued)
	Q&M Dental Group Singapore Ltd.	87,720	$18,381
	Raffles Medical Group Ltd.	223,700	137,433
	Riverstone Holdings Ltd.	117,700	88,172
	Sheng Siong Group Ltd.	206,900	247,801
	StarHub Ltd.	158,800	143,541
*	Thomson Medical Group Ltd.	620,100	20,533
	UMS Integration Ltd.	197,175	151,871
	Vicom Ltd.	33,700	32,522
TOTAL SINGAPORE			1,712,292
SPAIN — (2.3%)
	Acciona SA	4,226	476,137
	Audax Renovables SA	30,608	48,418
	Bankinter SA	3,847	32,777
	CIE Automotive SA	15,735	419,414
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	124,669
*	Distribuidora Internacional de Alimentacion SA	1,732,678	30,011
*	eDreams ODIGEO SA	2,055	19,542
	Fluidra SA	6,658	170,944
Ω	Global Dominion Access SA	10,267	32,114
	Indra Sistemas SA	37,303	714,956
	Laboratorios Farmaceuticos Rovi SA	6,930	467,996
	Logista Integral SA	21,593	652,432
	Melia Hotels International SA	33,213	247,349
Ω	Prosegur Cash SA	118,184	69,980
	Renta 4 Banco SA	926	12,488
	Sacyr SA	170,308	557,077
*	Solaria Energia y Medio Ambiente SA	21,705	169,825
*	Tecnicas Reunidas SA	10,270	145,017
#	Tubacex SA	32,303	114,232
	Vidrala SA	6,016	616,011
	Viscofan SA	12,809	810,613
TOTAL SPAIN			5,932,002
SWEDEN — (2.8%)
	AddLife AB, Class B	24,189	329,697
	Addnode Group AB	31,624	335,822
	AQ Group AB	15,000	214,402
	Beijer Alma AB	8,618	137,002
	Bergman & Beving AB	3,825	111,053
	Betsson AB, Class B	5,880	80,269
	Bilia AB, Class A	17,266	202,421
	BioGaia AB, Class B	6,245	68,299

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Boozt AB	6,000	$70,628
	BTS Group AB, Class B	498	12,916
	Bufab AB	8,404	353,136
	Cellavision AB	3,860	78,447
	Clas Ohlson AB, Class B	10,598	226,204
Ω	Coor Service Management Holding AB	17,719	50,561
	CTT Systems AB	968	24,740
*	Dynavox Group AB	4,673	31,525
	Electrolux Professional AB, Class B	55,121	380,955
	Elekta AB, Class B	47,084	279,034
	Engcon AB	1,430	13,390
	Ework Group AB	2,192	30,056
*Ω	Green Landscaping Group AB	5,723	35,307
	HMS Networks AB	3,208	148,365
	Instalco AB	50,519	143,853
	INVISIO AB	8,775	261,306
	Lime Technologies AB	2,918	91,828
	Lindab International AB	3,305	59,022
*	Medcap AB	3,367	121,985
	Medicover AB, Class B	11,967	221,049
	Micro Systemation AB, Class B	3,597	17,963
	MIPS AB	3,065	149,414
	Momentum Group AB	8,546	134,942
	NCAB Group AB	37,830	227,425
	Nederman Holding AB	4,197	81,615
	Nolato AB, Class B	8,734	45,449
	Nordic Waterproofing Holding AB	1,935	30,482
*	Norva24 Group AB	5,111	11,425
*	Note AB	2,247	33,123
	OEM International AB, Class B	20,968	234,384
	Prevas AB, Class B	2,095	19,671
	Proact IT Group AB	6,525	70,369
	RaySearch Laboratories AB	7,143	151,698
	Rvrc Holding AB	12,708	56,659
Ω	Scandic Hotels Group AB	42,995	299,132
*	Sdiptech AB, Class B	4,818	98,644
	SkiStar AB	9,997	150,992
	Synsam AB	20,537	91,401
	Systemair AB	21,801	166,284
*	TF Bank AB	750	25,029
	Troax Group AB	11,120	233,581
	Truecaller AB, Class B	46,868	278,665
	VBG Group AB, Class B	86	2,561
		Shares	Value»
SWEDEN — (Continued)
	Vitec Software Group AB, Class B	8,760	$461,770
	Volati AB	3,354	32,160
TOTAL SWEDEN			7,218,110
SWITZERLAND — (7.9%)
	Accelleron Industries AG (ACLN SW)	23,434	1,171,118
	APG SGA SA	377	85,924
*	Aryzta AG	312,750	618,415
	Avolta AG	12,335	557,550
	Belimo Holding AG	3,044	2,221,324
	Bossard Holding AG, Class A	1,719	382,679
	Burckhardt Compression Holding AG	999	754,786
	Burkhalter Holding AG	191	20,655
	Cie Financiere Tradition SA	951	202,043
	Coltene Holding AG	468	28,629
	Daetwyler Holding AG	1,738	264,255
	dormakaba Holding AG	989	710,161
	Emmi AG	646	562,470
	Flughafen Zurich AG	644	155,039
Ω	Galenica AG	1,257	112,019
	Georg Fischer AG	20,427	1,608,749
	Inficon Holding AG	583	751,483
	Interroll Holding AG	186	436,215
	Kardex Holding AG	2,288	707,411
	LEM Holding SA	126	119,457
Ω	Medacta Group SA	2,186	279,264
	Mobilezone Holding AG	14,625	183,137
#	Orior AG	2,145	92,695
	SFS Group AG	5,125	643,933
	Siegfried Holding AG	1,437	1,614,042
	SIG Group AG	46,011	1,003,430
	SKAN Group AG	1,832	158,230
	Softwareone Holding AG	21,828	142,394
	Stadler Rail AG	10,448	232,131
	Sulzer AG	3,893	631,946
	Swissquote Group Holding SA	2,575	1,117,852
	Temenos AG	20,126	1,711,448
Ω	VAT Group AG	184	70,685
	VZ Holding AG	4,613	794,075
	Ypsomed Holding AG	1,069	420,071
TOTAL SWITZERLAND			20,565,715
UNITED KINGDOM — (12.7%)
	4imprint Group PLC	7,740	572,888
	AG Barr PLC	4,994	37,659
Ω	Airtel Africa PLC	138,944	247,391
	AJ Bell PLC	81,220	446,053

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	29,356	$80,507
*	AO World PLC	44,960	54,814
	Ashtead Technology Holdings PLC	16,300	112,619
	B&M European Value Retail SA	95,627	381,781
	Babcock International Group PLC	197,394	1,313,996
	Bloomsbury Publishing PLC	17,257	142,356
	Burberry Group PLC	5,503	80,428
	Bytes Technology Group PLC (BYIT LN)	68,875	392,065
	Clarkson PLC	6,119	323,555
	Coats Group PLC	431,804	512,003
	Computacenter PLC	24,476	705,247
	Cranswick PLC	15,010	934,834
	CVS Group PLC	21,271	257,984
	Domino's Pizza Group PLC	83,777	311,650
	Dr. Martens PLC	21,209	18,822
	Dunelm Group PLC	37,158	454,001
	Energean PLC	41,424	474,638
	Entain PLC	43,146	374,633
*	Evoke PLC	29,607	25,835
	FDM Group Holdings PLC	26,704	77,954
	Foresight Group Holdings Ltd.	7,357	35,822
	Galliford Try Holdings PLC	15,138	70,115
	Games Workshop Group PLC	8,702	1,564,174
	Gamma Communications PLC	23,390	387,058
	Greencore Group PLC	6,860	16,436
	Greggs PLC	33,372	890,152
	Harbour Energy PLC	89,330	257,878
	Hargreaves Lansdown PLC	72,616	989,603
	Hikma Pharmaceuticals PLC	38,301	1,085,814
	Hill & Smith PLC	23,052	564,944
	Hilton Food Group PLC	17,406	190,510
*	Hochschild Mining PLC	46,633	101,355
	Hollywood Bowl Group PLC	42,980	149,328
	Howden Joinery Group PLC	123,221	1,245,460
#	IDOX PLC	94,139	73,512
	IMI PLC	56,929	1,408,555
		Shares	Value»
UNITED KINGDOM — (Continued)
	Impax Asset Management Group PLC	29,072	$79,395
	Inchcape PLC	100,016	832,650
*	Indivior PLC	38,450	453,682
	IntegraFin Holdings PLC	79,159	354,904
	International Workplace Group PLC	220,696	468,799
	J D Wetherspoon PLC	24,584	189,683
	James Halstead PLC	93,307	198,579
	Johnson Service Group PLC	84,067	141,440
	Kainos Group PLC	26,868	273,531
	Keller Group PLC	4,669	78,945
	Kitwave Group PLC	2,849	10,113
	Liontrust Asset Management PLC	11,951	66,185
	LSL Property Services PLC	13,847	50,324
Ω	Luceco PLC	32,411	63,161
	Man Group PLC	150,502	397,744
*	McBride PLC	35,139	59,620
	Me Group International PLC	62,186	164,706
	Mitie Group PLC	393,366	563,288
	MONY Group PLC	165,006	395,142
	Morgan Advanced Materials PLC	43,890	148,014
	Morgan Sindall Group PLC	6,631	301,398
	Mortgage Advice Bureau Holdings Ltd.	8,498	75,149
	Next 15 Group PLC	23,661	99,184
	Ninety One PLC	94,720	175,130
	Oxford Instruments PLC	7,621	197,264
	Pagegroup PLC	100,653	406,870
	Pan African Resources PLC	373,052	184,741
	PayPoint PLC	14,726	130,002
	Plus500 Ltd.	27,850	976,302
	Polar Capital Holdings PLC	20,109	124,684
	QinetiQ Group PLC	77,434	355,477
	Record PLC	14,254	9,852
	Renew Holdings PLC	19,291	174,756
	Renold PLC	27,285	17,646
	Rightmove PLC	117,128	963,839
	Rotork PLC	221,063	953,441
	RS Group PLC	108,145	870,117
	Serco Group PLC	185,303	354,611
	Softcat PLC	32,618	646,688
*	Spirent Communications PLC	193,208	441,077

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	SSP Group PLC	178,241	$401,561
	St. James's Place PLC	62,581	812,654
	SThree PLC	30,722	96,473
*	Strix Group PLC	36,615	21,834
*††	Studio Retail Group PLC	9,958	0
	Tatton Asset Management PLC	9,729	79,563
	Team Internet Group PLC	17,972	23,976
	Telecom Plus PLC	19,737	408,696
	Topps Tiles PLC	24,408	11,354
	Volution Group PLC	65,907	432,924
*Ω	Watches of Switzerland Group PLC	26,657	188,599
	WH Smith PLC	33,990	550,008
	Wickes Group PLC	71,296	163,066
	Wilmington PLC	4,671	22,419
	XPS Pensions Group PLC	23,245	100,074
TOTAL UNITED KINGDOM			33,125,763
TOTAL COMMON STOCKS			249,872,461
	Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
FUCHS SE, 2.538%	16,206	$736,612
TOTAL INVESTMENT SECURITIES (Cost $216,451,929)		250,609,073

			Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	856,251	9,905,111
TOTAL INVESTMENTS — (100.0%)
(Cost $226,356,340)^^			$260,514,184
As of January 31, 2025, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	5	03/21/25	$1,536,462	$1,516,813	$(19,649)
Total Futures Contracts			$1,536,462	$1,516,813	$(19,649)
As of January 31, 2025, the value of Rule 144A securities amounted to $10,096,540 or 3.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$96,418	$17,298,520	$35,281	$17,430,219
Austria	—	3,221,620	—	3,221,620
Belgium	174,064	3,717,193	—	3,891,257
Canada	30,884,474	—	—	30,884,474
Denmark	—	6,860,574	—	6,860,574
Finland	—	7,749,122	—	7,749,122
France	—	12,067,636	—	12,067,636

International Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$327,410	$12,845,691	—	$13,173,101
Hong Kong	—	4,524,445	—	4,524,445
Ireland	—	945,644	—	945,644
Israel	83,802	2,040,274	—	2,124,076
Italy	—	11,886,496	—	11,886,496
Japan	—	57,603,382	—	57,603,382
Netherlands	—	4,455,178	—	4,455,178
New Zealand	—	735,378	—	735,378
Norway	—	2,901,790	—	2,901,790
Portugal	—	864,187	—	864,187
Singapore	20,533	1,691,759	—	1,712,292
Spain	—	5,932,002	—	5,932,002
Sweden	—	7,218,110	—	7,218,110
Switzerland	—	20,565,715	—	20,565,715
United Kingdom	—	33,125,763	—	33,125,763
Preferred Stocks
Germany	—	736,612	—	736,612
Securities Lending Collateral	—	9,905,111	—	9,905,111
Total Investments in Securities	$31,586,701	$228,892,202	$35,281˂˃	$260,514,184
Financial Instruments
Liabilities
Futures Contracts**	(19,649)	—	—	(19,649)
Total Financial Instruments	$(19,649)	—	—	$(19,649)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (10.4%)
	Federal Home Loan Banks
	3.125%, 09/12/25		1,000	$993,032
	5.750%, 06/12/26		200	203,935
	3.000%, 09/11/26		1,200	1,177,210
	3.000%, 03/10/28		2,500	2,407,805
	3.250%, 06/09/28		3,190	3,090,082
	3.250%, 11/16/28		7,100	6,863,065
	2.125%, 09/14/29		945	858,546
	2.125%, 12/14/29		1,000	899,471
	5.500%, 07/15/36		3,295	3,507,000
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,752,007
	6.750%, 03/15/31		3,815	4,275,191
#	6.250%, 07/15/32		4,239	4,707,423
	Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,927,313
	1.875%, 09/24/26		2,400	2,314,304
	0.750%, 10/08/27		1,750	1,598,889
#	6.250%, 05/15/29		4,330	4,655,865
	7.125%, 01/15/30		3,583	4,019,551
	7.250%, 05/15/30		3,316	3,760,601
	0.875%, 08/05/30		10,650	8,848,664
	6.625%, 11/15/30		4,400	4,890,395
	TOTAL AGENCY OBLIGATIONS			64,750,349
BONDS — (48.9%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	141,244
Ω	2.500%, 02/10/41		1,132	729,136
	ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	3.385%, 01/15/27	EUR	2,600	2,716,607
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		308	242,430
	Aetna, Inc.
	4.500%, 05/15/42		200	162,547
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	149,102
	3.300%, 06/15/30		800	732,290
	African Development Bank
	3.350%, 08/08/28	AUD	3,100	1,866,811
	Ahold Finance USA LLC
	6.875%, 05/01/29		40	43,128
	Allstate Corp.
	4.500%, 06/15/43		2,000	1,698,847
			Face Amount^	Value†
			(000)

	Alphabet, Inc.
	1.900%, 08/15/40		1,400	$916,249
	Amazon.com, Inc.
#	1.500%, 06/03/30		4,000	3,406,729
	4.700%, 12/01/32		3,000	2,976,536
	2.875%, 05/12/41		3,200	2,357,630
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	109,918
	American Express Co.
	3.300%, 05/03/27		204	198,336
	4.050%, 12/03/42		1,000	843,149
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.997%, 07/09/27		1,000	1,002,865
	American Tower Corp.
	2.300%, 09/15/31		500	418,312
	4.050%, 03/15/32		625	580,635
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		200	192,977
	Analog Devices, Inc.
	3.450%, 06/15/27		150	146,505
	Aon Corp.
	3.750%, 05/02/29		1,000	953,877
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	942,590
	Apple, Inc.
	2.375%, 02/08/41		389	268,508
	3.850%, 05/04/43		1,900	1,575,747
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	387,017
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	840,108
	5.950%, 10/15/33		3,000	3,032,410
	Asian Development Bank, SONIA + 1.000%, FRN
(r)	5.727%, 05/23/29	GBP	5,000	6,374,472
	AT&T, Inc.
	2.750%, 06/01/31		306	267,761
	3.500%, 06/01/41		1,705	1,307,912
	Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	4,500	2,793,687
	4.500%, 03/31/28	AUD	2,500	1,552,416
	4.950%, 02/05/29	AUD	5,000	3,144,123
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.700%, FRN
(r)	5.168%, 06/18/27	AUD	1,000	622,794

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.810%, 01/18/27		500	$503,493
Autodesk, Inc.
	3.500%, 06/15/27		315	306,519
Avnet, Inc.
	3.000%, 05/15/31		1,500	1,286,654
	5.500%, 06/01/32		120	118,189
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		30	28,985
Banco Santander SA
	3.800%, 02/23/28		200	193,052
Bank of America Corp.
	5.875%, 02/07/42		2,075	2,167,106
Bank of Montreal
	1.850%, 05/01/25		2,000	1,987,292
	2.750%, 06/15/27	EUR	300	311,962
Bank of Nova Scotia
	2.150%, 08/01/31		2,200	1,842,541
	2.450%, 02/02/32		275	231,397
Barclays PLC
	4.375%, 01/12/26		500	498,412
Best Buy Co., Inc.
	4.450%, 10/01/28		200	197,557
	1.950%, 10/01/30		800	677,858
Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,326,864
	2.400%, 04/30/30		133	118,576
	1.900%, 01/28/31		160	135,922
	2.100%, 02/25/32		3,500	2,902,834
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	299,632
BNG Bank NV
	3.300%, 07/17/28	AUD	1,500	902,494
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	923,147
Booking Holdings, Inc.
	4.625%, 04/13/30		800	792,566
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,541,675
British Telecommunications PLC
	5.125%, 12/04/28		500	502,559
Ω	3.250%, 11/08/29		1,000	921,404
Broadcom, Inc.
Ω	3.419%, 04/15/33		767	670,649
Ω	3.469%, 04/15/34		345	298,120
Ω	3.137%, 11/15/35		483	392,578
Ω	3.187%, 11/15/36		41	32,885
Ω	4.926%, 05/15/37		436	412,116
Ω	3.500%, 02/15/41		1,400	1,082,195
Bunge Ltd. Finance Corp.
#	3.750%, 09/25/27		525	511,939
Campbell's Co.
	4.150%, 03/15/28		71	69,653
		Face Amount^	Value†
		(000)

Canadian Imperial Bank of Commerce
3.600%, 04/07/32		2,000	$1,804,281
Canadian Pacific Railway Co.
2.900%, 02/01/25		50	50,000
Capital One Financial Corp.
3.800%, 01/31/28		300	290,995
Carrier Global Corp.
3.377%, 04/05/40		1,000	775,760
CenterPoint Energy Resources Corp.
5.850%, 01/15/41		442	445,188
Charles Schwab Corp.
3.625%, 04/01/25		30	29,955
Choice Hotels International, Inc.
3.700%, 12/01/29		520	484,660
Chubb Corp.
6.000%, 05/11/37		1,000	1,060,017
Cincinnati Financial Corp.
6.920%, 05/15/28		400	425,899
Cisco Systems, Inc.
5.900%, 02/15/39		200	211,472
Citigroup, Inc.
8.125%, 07/15/39		1,167	1,444,109
5.875%, 01/30/42		400	410,523
Clorox Co.
3.900%, 05/15/28		350	341,321
CNO Financial Group, Inc.
5.250%, 05/30/29		700	695,622
Comcast Corp.
7.050%, 03/15/33		400	446,679
4.600%, 10/15/38		425	383,950
6.550%, 07/01/39		1,000	1,075,028
3.750%, 04/01/40		3,173	2,560,810
Commonwealth Bank of Australia
4.400%, 08/18/27	AUD	1,000	620,997
4.900%, 08/17/28	AUD	4,000	2,513,433
Conagra Brands, Inc.
4.850%, 11/01/28		1,000	994,843
5.300%, 11/01/38		300	282,487
Consolidated Edison Co. of New York, Inc.
5.300%, 03/01/35		350	349,867
4.200%, 03/15/42		600	500,801
Constellation Energy Generation LLC
3.250%, 06/01/25		200	198,930
5.750%, 10/01/41		500	486,374
Cooperatieve Rabobank UA, 3M Swap + 0.750%, FRN
(r) 5.168%, 05/26/28	AUD	3,000	1,859,505

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.128%, 03/05/27	500	$501,801
Cox Communications, Inc.
Ω	4.800%, 02/01/35	300	272,561
Ω	8.375%, 03/01/39	1,500	1,755,455
Ω	4.700%, 12/15/42	300	240,305
Ω	4.500%, 06/30/43	1,900	1,513,132
Crown Castle, Inc.
	2.900%, 04/01/41	1,050	737,797
Cummins, Inc.
	4.875%, 10/01/43	2,180	2,011,650
CVS Health Corp.
#	4.780%, 03/25/38	500	439,175
	6.125%, 09/15/39	1,500	1,484,612
	4.125%, 04/01/40	85	67,692
	6.000%, 06/01/44	500	479,790
Deere & Co.
	3.900%, 06/09/42	1,000	832,590
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	300	263,334
Dollar General Corp.
	4.150%, 11/01/25	500	497,896
Dollar Tree, Inc.
	4.200%, 05/15/28	400	390,165
Dow Chemical Co.
#	6.300%, 03/15/33	1,200	1,271,987
	5.250%, 11/15/41	1,250	1,157,923
E.ON International Finance BV
Ω	6.650%, 04/30/38	1,000	1,062,459
Eastman Chemical Co.
	4.800%, 09/01/42	2,500	2,180,592
Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,463,089
eBay, Inc.
	4.000%, 07/15/42	500	401,459
Elevance Health, Inc.
	4.101%, 03/01/28	218	213,885
	6.375%, 06/15/37	200	212,947
	4.625%, 05/15/42	1,000	872,754
	4.650%, 01/15/43	2,066	1,797,552
	5.100%, 01/15/44	200	182,943
Enbridge Energy Partners LP
	5.500%, 09/15/40	1,071	1,022,827
Enbridge, Inc.
	3.700%, 07/15/27	100	97,711
Enel Finance International NV
Ω	3.500%, 04/06/28	200	191,456
Ω	6.000%, 10/07/39	1,750	1,759,334
Enterprise Products Operating LLC
	6.125%, 10/15/39	200	208,815
	5.950%, 02/01/41	1,800	1,852,983
	4.850%, 08/15/42	444	400,607
			Face Amount^	Value†
			(000)

	Equinix, Inc.
	2.500%, 05/15/31		500	$428,993
	Equinor ASA
	1.250%, 02/17/27	EUR	1,600	1,614,427
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.764%, 02/16/29		184	183,773
	European Investment Bank, SONIA + 0.340%, FRN
(r)	5.067%, 03/12/26	GBP	680	844,754
	European Investment Bank, SONIA + 1.000%, FRN
(r)	5.727%, 09/08/25	GBP	700	872,478
	Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,107,131
	Extra Space Storage LP
	2.350%, 03/15/32		900	740,033
	Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,437,431
	FedEx Corp.
	4.900%, 01/15/34		672	644,845
	3.250%, 05/15/41		250	179,583
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	637,220
	2.450%, 03/15/31		500	423,537
	Fidelity National Information Services, Inc.
#	3.100%, 03/01/41		61	44,299
	First American Financial Corp.
	2.400%, 08/15/31		300	248,423
	Flex Ltd.
	4.875%, 06/15/29		700	689,993
	Flowserve Corp.
	2.800%, 01/15/32		900	766,414
	FMR LLC
Ω	4.950%, 02/01/33		250	245,356
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,852,774
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,751,791
	GATX Corp.
	3.500%, 06/01/32		850	756,743
	General Motors Co.
	6.250%, 10/02/43		1,000	981,110
	General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	400	414,279

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Georgia-Pacific LLC
	7.750%, 11/15/29		40	$45,032
	Global Payments, Inc.
	4.450%, 06/01/28		1,107	1,088,890
	Halliburton Co.
	6.700%, 09/15/38		795	862,311
	7.450%, 09/15/39		800	932,249
	Harley-Davidson, Inc.
	3.500%, 07/28/25		585	581,597
	Hasbro, Inc.
	6.350%, 03/15/40		2,200	2,226,722
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	434,813
	Home Depot, Inc.
	3.300%, 04/15/40		3,200	2,495,008
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	1,500	945,298
	HP, Inc.
	6.000%, 09/15/41		1,150	1,160,066
	HSBC Holdings PLC
#	6.100%, 01/14/42		1,500	1,601,908
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44		1,500	1,421,453
	Illinois Tool Works, Inc.
	4.875%, 09/15/41		1,000	936,597
	ING Groep NV
	4.050%, 04/09/29		700	674,585
	Intel Corp.
	4.600%, 03/25/40		300	250,499
	2.800%, 08/12/41		2,300	1,465,344
	5.625%, 02/10/43		2,400	2,212,134
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.572%, 09/16/26		750	749,182
	Inter-American Development Bank, SOFR + 0.300%, FRN
(r)	4.782%, 02/15/29		1,100	1,098,372
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.647%, 10/05/28		1,200	1,200,989
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,337,682
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	4.672%, 06/15/27		3,200	3,200,738
			Face Amount^	Value†
			(000)

	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	4.900%, 08/19/27		1,123	$1,127,614
	International Business Machines Corp.
	1.950%, 05/15/30		2,600	2,247,164
	4.000%, 06/20/42		400	327,869
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		2,652	1,911,381
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	819,414
	2.700%, 01/15/34		1,000	800,306
	J.M. Smucker Co.
	4.250%, 03/15/35		1,300	1,178,782
	Jabil, Inc.
	3.600%, 01/15/30		750	696,987
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	201,303
	Japan Government Five Year Bonds
	0.400%, 09/20/28	JPY	292,000	1,855,041
	Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	400,000	2,513,324
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	296,520
	2.750%, 10/15/32		2,120	1,742,138
	6.200%, 04/14/34		2,000	2,060,204
	JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	1,608,452
	5.600%, 07/15/41		1,000	1,010,479
	Kemper Corp.
	3.800%, 02/23/32		330	291,652
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	1,955,088
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	104,477
	5.000%, 08/15/42		3,700	3,236,571
	5.500%, 03/01/44		500	464,184
	KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	478,156
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	552,344
	4.625%, 10/01/39		1,700	1,511,188
	5.000%, 06/04/42		300	270,885
	Kroger Co.
	7.500%, 04/01/31		424	475,999
	Legg Mason, Inc.
	4.750%, 03/15/26		28	28,028

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Lincoln National Corp.
	3.350%, 03/09/25		75	$74,878
	3.400%, 01/15/31		373	338,275
	3.400%, 03/01/32		268	236,576
	7.000%, 06/15/40		1,144	1,252,324
	Lloyds Banking Group PLC
	4.450%, 05/08/25		700	699,555
	4.375%, 03/22/28		600	588,610
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		453	389,047
Ω	3.200%, 04/06/41		2,113	1,562,448
	LYB International Finance BV
	5.250%, 07/15/43		1,200	1,089,478
	4.875%, 03/15/44		200	172,766
	LYB International Finance III LLC
	3.375%, 10/01/40		340	249,643
	Macquarie Bank Ltd.
	1.700%, 02/12/25	AUD	1,280	795,224
	Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	3.303%, 12/18/26	EUR	195	202,477
	Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,822,130
	Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	249,736
	2.375%, 12/15/31		574	484,274
	4.750%, 03/15/39		500	461,177
	Mastercard, Inc.
	4.350%, 01/15/32		1,000	968,073
	Meta Platforms, Inc.
	3.850%, 08/15/32		1,000	931,325
	MetLife, Inc.
#	3.000%, 03/01/25		250	249,706
	5.700%, 06/15/35		1,650	1,695,852
	Micron Technology, Inc.
#	4.663%, 02/15/30		600	585,855
	3.366%, 11/01/41		2,950	2,151,622
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		3,500	3,000,471
	Mohawk Industries, Inc.
	3.625%, 05/15/30		171	159,125
	Morgan Stanley
	6.375%, 07/24/42		2,500	2,718,730
	Mosaic Co.
	5.625%, 11/15/43		485	461,631
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	886,410
	MPLX LP
	4.500%, 04/15/38		300	261,539
	National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r)	5.113%, 05/10/27	AUD	720	448,394
		Face Amount^	Value†
		(000)

National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		121	$141,098
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	700	433,228
NetApp, Inc.
2.700%, 06/22/30		300	265,739
NIKE, Inc.
2.850%, 03/27/30		7,550	6,899,921
Nomura Holdings, Inc.
2.679%, 07/16/30		400	350,605
Northern Trust Corp.
1.950%, 05/01/30		100	86,800
NTT Finance Corp.
0.010%, 03/03/25	EUR	100	103,517
Nucor Corp.
3.950%, 05/01/28		171	167,145
6.400%, 12/01/37		1,750	1,884,513
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	200	201,657
OP Corporate Bank PLC, 3M Euribor + 0.400%, FRN
(r) 3.115%, 03/28/27	EUR	379	393,833
Oracle Corp.
2.950%, 05/15/25		50	49,760
3.250%, 11/15/27		851	818,788
3.600%, 04/01/40		500	389,966
3.650%, 03/25/41		1,500	1,159,718
Phillips 66
5.875%, 05/01/42		800	798,294
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,191,580
4.700%, 06/15/44		1,000	831,633
PNC Bank NA
3.250%, 06/01/25		250	248,964
Primerica, Inc.
2.800%, 11/19/31		1,700	1,455,631
Principal Financial Group, Inc.
6.050%, 10/15/36		1,000	1,045,818
Prologis LP
3.000%, 06/02/26	EUR	400	415,622
5.125%, 01/15/34		800	789,591
Province of Quebec
4.200%, 03/10/25	AUD	2,000	1,242,878
7.500%, 09/15/29		500	559,700
Prudential Funding Asia PLC
3.625%, 03/24/32		2,200	1,997,058
Public Storage Operating Co.
5.100%, 08/01/33		1,600	1,589,330

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	$1,536,986
	Quanta Services, Inc.
	2.900%, 10/01/30		1,147	1,021,258
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	199,574
	Realty Income Corp.
	2.850%, 12/15/32		366	309,984
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,300	1,178,652
	RELX Capital, Inc.
	4.750%, 05/20/32		133	130,306
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	299,587
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	339,787
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	831,284
	Royal Bank of Canada
	5.000%, 01/24/28	GBP	400	500,503
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,538,140
	3.300%, 09/02/40		1,925	1,403,561
	Ryder System, Inc.
	3.350%, 09/01/25		1,000	991,623
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	249,506
	4.400%, 07/13/27		200	197,936
	Schlumberger Investment SA
	2.650%, 06/26/30		439	392,219
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	99,405
	2.950%, 08/15/29		600	552,338
	Simon Property Group LP
	2.200%, 02/01/31		1,000	854,478
	2.250%, 01/15/32		2,366	1,967,078
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,704,413
	Southwest Gas Corp.
	3.700%, 04/01/28		100	96,122
	2.200%, 06/15/30		500	431,196
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	113,090
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		600	594,845
	1.546%, 06/15/26	EUR	100	102,182
	3.040%, 07/16/29		800	736,320
	2.130%, 07/08/30		1,800	1,547,574
	2.222%, 09/17/31		250	209,152
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	1,500	939,768
		Face Amount^	Value†
		(000)

Target Corp.
4.000%, 07/01/42		600	$502,814
Telefonica Emisiones SA
7.045%, 06/20/36		700	769,716
Telefonica Europe BV
8.250%, 09/15/30		975	1,110,064
Texas Instruments, Inc.
4.900%, 03/14/33		2,500	2,486,304
T-Mobile USA, Inc.
4.375%, 04/15/40		1,000	868,895
Toronto-Dominion Bank
4.456%, 06/08/32		750	712,298
Traton Finance Luxembourg SA
0.125%, 03/24/25	EUR	200	206,714
Travelers Cos., Inc.
5.350%, 11/01/40		800	784,525
TWDC Enterprises 18 Corp.
# 4.375%, 08/16/41		2,000	1,738,332
UBS AG
1.200%, 07/30/25	AUD	2,000	1,223,530
5.808%, 11/24/28	AUD	1,500	967,875
UDR, Inc.
2.100%, 06/15/33		1,000	772,906
Union Pacific Corp.
2.891%, 04/06/36		250	202,555
3.200%, 05/20/41		2,500	1,886,863
United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r) 5.060%, 04/16/27	AUD	1,300	809,673
United Parcel Service, Inc.
4.875%, 11/15/40		2,000	1,871,483
Valero Energy Corp.
6.625%, 06/15/37		450	478,486
VeriSign, Inc.
2.700%, 06/15/31		1,000	861,790
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	3,800	2,361,671
4.329%, 09/21/28		623	614,557
4.016%, 12/03/29		151	145,307
2.355%, 03/15/32		238	197,988
4.812%, 03/15/39		1,000	921,760
3.400%, 03/22/41		1,400	1,062,749
3.850%, 11/01/42		510	403,319
Visa, Inc.
2.050%, 04/15/30		1,000	879,716
2.700%, 04/15/40		3,000	2,189,141
Vodafone Group PLC
# 7.875%, 02/15/30		20	22,667
6.250%, 11/30/32		533	573,407
Walmart, Inc.
5.625%, 04/01/40		4,000	4,189,005
Walt Disney Co.
# 4.625%, 03/23/40		500	463,401
3.500%, 05/13/40		140	112,531

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

Wells Fargo & Co.
3.000%, 02/19/25	450	$449,587
Welltower OP LLC
4.125%, 03/15/29	450	436,652
2.750%, 01/15/31	2,000	1,760,038
Westlake Corp.
3.375%, 06/15/30	100	91,818
Westpac Banking Corp., SOFR + 0.420%, FRN
(r) 4.717%, 04/16/26	300	300,035
WestRock MWV LLC
8.200%, 01/15/30	222	251,914
Whirlpool Corp.
3.700%, 05/01/25	200	199,561
4.750%, 02/26/29	600	589,980
WP Carey, Inc.
2.450%, 02/01/32	1,000	830,324
TOTAL BONDS		305,089,976
U.S. TREASURY OBLIGATIONS — (38.6%)
U.S. Treasury Bonds
5.250%, 02/15/29	3,500	3,634,121
6.250%, 05/15/30	3,800	4,137,547
1.125%, 05/15/40	2,600	1,573,609
1.125%, 08/15/40	8,800	5,281,031
1.375%, 11/15/40	9,000	5,599,688
1.875%, 02/15/41	8,300	5,592,449
1.750%, 08/15/41	8,300	5,404,727
2.000%, 11/15/41	7,900	5,334,043
2.375%, 02/15/42	7,800	5,578,523
3.000%, 05/15/42	3,000	2,359,805
2.750%, 08/15/42	7,600	5,729,984
2.750%, 11/15/42	6,500	4,875,762
3.125%, 02/15/43	6,700	5,308,965
2.875%, 05/15/43	6,400	4,863,000
3.625%, 08/15/43	5,500	4,674,355
3.750%, 11/15/43	4,500	3,883,887
3.625%, 02/15/44	6,800	5,753,969
3.375%, 05/15/44	6,000	4,879,219
3.125%, 08/15/44	7,000	5,455,078
4.125%, 08/15/44	6,000	5,443,125
3.000%, 11/15/44	5,200	3,961,141
U.S. Treasury Notes
4.250%, 05/31/25	5,000	4,997,656
0.250%, 08/31/25	3,000	2,931,469
0.375%, 07/31/27	2,000	1,819,766
2.250%, 08/15/27	1,700	1,620,379
0.500%, 10/31/27	3,500	3,164,902
2.250%, 11/15/27	1,000	948,359
2.750%, 02/15/28	1,700	1,627,816
1.125%, 02/29/28	4,500	4,100,273
1.250%, 03/31/28	2,150	1,961,119
1.250%, 04/30/28	5,800	5,276,414
2.875%, 05/15/28	4,250	4,070,371
2.875%, 08/15/28	4,250	4,055,098
3.125%, 11/15/28	5,000	4,796,484
3.750%, 12/31/28	4,500	4,410,352
2.625%, 02/15/29	4,000	3,752,500
	Face Amount^	Value†
	(000)

2.375%, 03/31/29	3,000	$2,779,570
3.250%, 06/30/29	1,500	1,435,547
3.500%, 01/31/30	600	577,406
4.000%, 07/31/30	5,500	5,399,453
4.125%, 08/31/30	2,500	2,467,676
4.625%, 09/30/30	600	606,984
4.375%, 11/30/30	1,000	998,711
1.250%, 08/15/31	2,000	1,641,484
1.875%, 02/15/32	3,000	2,536,523
2.875%, 05/15/32	5,000	4,510,547
2.750%, 08/15/32	3,500	3,118,008
4.125%, 11/15/32	4,000	3,911,719
3.500%, 02/15/33	2,500	2,333,594
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r) 4.365%, 07/31/25	8,500	8,503,573
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.390%, 04/30/26	8,600	8,607,645
U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r) 4.281%, 04/30/25	8,000	8,002,933
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.410%, 10/31/25	8,500	8,509,008
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 4.422%, 07/31/26	8,500	8,514,791
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 4.445%, 10/31/26	9,000	9,021,967
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.485%, 01/31/26	8,500	8,516,600
TOTAL U.S. TREASURY OBLIGATIONS		240,850,725
TOTAL INVESTMENT SECURITIES (Cost $645,372,767)		610,691,050

		Shares
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	1,107,525	12,811,855
TOTAL INVESTMENTS — (100.0%)
(Cost $658,183,241)^^			$623,502,905

DFA Social Fixed Income Portfolio
CONTINUED
As of January 31, 2025, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	1,060,183	USD	651,745	Citibank, N.A.	02/21/25	$7,403
USD	1,821,145	AUD	2,928,751	Citibank, N.A.	02/21/25	249
USD	23,098,936	AUD	37,060,193	Royal Bank of Canada	02/21/25	57,461
USD	8,896,387	SGD	11,970,000	Bank of America Corp.	03/19/25	72,797
SGD	11,970,000	USD	8,787,798	Bank of America Corp.	03/19/25	35,793
USD	528,788	GBP	421,438	Societe Generale	03/31/25	6,345
USD	6,482,795	EUR	6,212,301	State Street Bank and Trust	04/03/25	20,213
USD	858,786	CAD	1,232,244	Citibank, N.A.	04/07/25	8,611
Total Appreciation						$208,872
JPY	6,964,780	USD	45,039	Citibank, N.A.	02/05/25	$(127)
USD	4,358,052	JPY	685,288,196	Societe Generale	02/05/25	(60,961)
USD	1,976,529	AUD	3,186,896	Australia and New Zealand Bank	02/21/25	(4,864)
GBP	20,628	USD	25,870	Citibank, N.A.	03/31/25	(298)
USD	8,096,578	GBP	6,562,673	State Street Bank and Trust	03/31/25	(38,959)
EUR	244,841	USD	255,290	Citibank, N.A.	04/03/25	(585)
CAD	1,232,244	USD	856,342	Citibank, N.A.	04/07/25	(6,167)
USD	840,320	EUR	807,390	State Street Bank and Trust	04/23/25	(490)
Total (Depreciation)						$(112,451)
Total Appreciation (Depreciation)						$96,421
As of January 31, 2025, the value of Rule 144A securities amounted to $20,486,834 or 3.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$64,750,349	—	$64,750,349
Bonds	—	305,089,976	—	305,089,976
U.S. Treasury Obligations	—	240,850,725	—	240,850,725
Securities Lending Collateral	—	12,811,855	—	12,811,855
Total Investments in Securities	—	$623,502,905	—	$623,502,905
Financial Instruments
Assets
Forward Currency Contracts**	—	208,872	—	208,872
Liabilities
Forward Currency Contracts**	—	(112,451)	—	(112,451)
Total Financial Instruments	—	$96,421	—	$96,421
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.4%)
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/25	79,394	$79,280,499
0.125%, 10/15/25	17,327	17,229,103
0.625%, 01/15/26	70,399	69,790,291
0.125%, 07/15/26	10,530	10,365,091
0.125%, 10/15/26	25,978	25,467,185
0.375%, 01/15/27	52,244	51,097,723
0.125%, 04/15/27	77,297	74,819,735
TOTAL U.S. TREASURY OBLIGATIONS		328,049,627

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.3%)
DFA Intermediate Government Fixed Income Portfolio	77,933,532	847,137,490
DFA Two-Year Global Fixed Income Portfolio	51,959,318	507,122,946
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,475,446,069)		1,354,260,436
TOTAL INVESTMENT SECURITIES (Cost $1,801,192,035)		1,682,310,063

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	5,317,961	5,317,961
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $1,806,510,008)^^			$1,687,628,036
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$328,049,627	—	$328,049,627
Affiliated Investment Companies	$1,354,260,436	—	—	1,354,260,436
Temporary Cash Investments	5,317,961	—	—	5,317,961
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$1,359,578,397	$328,049,639	—	$1,687,628,036

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (1.9%)
*	Charter Communications, Inc., Class A	31,675	$10,943,396
*	Live Nation Entertainment, Inc.	19,422	2,809,975
	Match Group, Inc.	2,080	74,256
	Meta Platforms, Inc., Class A	109,686	75,593,397
	Omnicom Group, Inc.	142,883	12,400,816
#	Warner Music Group Corp., Class A	21,214	674,605
TOTAL COMMUNICATION SERVICES			102,496,445
CONSUMER DISCRETIONARY — (10.9%)
	Best Buy Co., Inc.	198,523	17,045,185
*	Burlington Stores, Inc.	57,498	16,325,407
*	Chipotle Mexican Grill, Inc.	442,621	25,826,935
	Darden Restaurants, Inc.	108,581	21,199,354
*	Deckers Outdoor Corp.	35,043	6,215,227
	Dick's Sporting Goods, Inc.	43,387	10,415,049
	eBay, Inc.	68,712	4,636,686
*	Expedia Group, Inc.	107,533	18,382,766
	Home Depot, Inc.	374,666	154,354,899
#	Las Vegas Sands Corp.	205,263	9,407,203
*	Lululemon Athletica, Inc.	91,490	37,895,158
	NIKE, Inc., Class B	294,126	22,618,289
*	NVR, Inc.	349	2,797,647
	Pool Corp.	15,322	5,274,599
	Ross Stores, Inc.	302,766	45,584,449
#	Royal Caribbean Cruises Ltd.	241,117	64,281,792
	Service Corp. International	2,262	176,707
	TJX Cos., Inc.	540,397	67,436,142
#	Tractor Supply Co.	497,210	27,028,336
*	Ulta Beauty, Inc.	43,317	17,853,102
	Williams-Sonoma, Inc.	121,192	25,616,353
TOTAL CONSUMER DISCRETIONARY			600,371,285
CONSUMER STAPLES — (10.1%)
	Altria Group, Inc.	323,842	16,914,268
	Clorox Co.	38,496	6,108,545
	Coca-Cola Co.	285,565	18,127,666
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Colgate-Palmolive Co.	257,357	$22,312,852
	Costco Wholesale Corp.	184,270	180,562,488
	Hershey Co.	76,408	11,403,894
	Kellanova	221,744	18,123,137
	Kimberly-Clark Corp.	249,699	32,453,379
	Kroger Co.	743,305	45,817,320
	PepsiCo, Inc.	656,758	98,966,863
	Procter & Gamble Co.	274,144	45,505,162
	Sysco Corp.	407,505	29,715,265
	Target Corp.	208,891	28,808,158
TOTAL CONSUMER STAPLES			554,818,997
ENERGY — (3.9%)
	Cheniere Energy, Inc.	197,026	44,064,865
	ConocoPhillips	223,813	22,119,439
	Devon Energy Corp.	532,684	18,164,524
	EOG Resources, Inc.	18,824	2,367,871
	Exxon Mobil Corp.	59,251	6,329,784
	Hess Corp.	173,623	24,138,806
	Marathon Petroleum Corp.	131,514	19,162,905
	Occidental Petroleum Corp.	293,979	13,714,120
	Targa Resources Corp.	223,781	44,040,101
#	Texas Pacific Land Corp.	4,203	5,452,006
	Valero Energy Corp.	103,768	13,801,144
TOTAL ENERGY			213,355,565
FINANCIALS — (12.0%)
	American Express Co.	223,953	71,093,880
	Ameriprise Financial, Inc.	106,466	57,849,366
	Aon PLC, Class A	14,446	5,356,865
*	Corpay, Inc.	55,567	21,142,688
	Equitable Holdings, Inc.	246,512	13,415,183
	LPL Financial Holdings, Inc.	66,610	24,438,543
	Marsh & McLennan Cos., Inc.	38,877	8,431,644
	Mastercard, Inc., Class A	281,543	156,377,428
	Moody's Corp.	64,943	32,435,132
	Travelers Cos., Inc.	69,172	16,959,591
#	Visa, Inc., Class A	726,321	248,256,518
TOTAL FINANCIALS			655,756,838

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (13.5%)
	AbbVie, Inc.	814,342	$149,757,494
	Amgen, Inc.	263,714	75,269,250
	Bristol-Myers Squibb Co.	925,847	54,578,681
	Cencora, Inc.	120,179	30,550,703
*	DaVita, Inc.	29,853	5,260,099
*	Dexcom, Inc.	5,753	499,533
	Eli Lilly & Co.	291,603	236,513,361
	Gilead Sciences, Inc.	602,445	58,557,654
*	IDEXX Laboratories, Inc.	69,622	29,383,965
*	IQVIA Holdings, Inc.	7,165	1,442,744
	Johnson & Johnson	211,356	32,157,815
	Merck & Co., Inc.	108,862	10,757,743
*	Mettler-Toledo International, Inc.	4,964	6,773,080
*	Solventum Corp.	17,766	1,315,750
*	Waters Corp.	29,796	12,379,642
	Zoetis, Inc.	197,954	33,830,339
TOTAL HEALTH CARE			739,027,853
INDUSTRIALS — (17.1%)
	3M Co.	72,791	11,078,790
	Advanced Drainage Systems, Inc.	6,306	762,459
	Allegion PLC	18,364	2,437,454
	Automatic Data Processing, Inc.	186,986	56,658,628
	Booz Allen Hamilton Holding Corp.	74,462	9,605,598
	Broadridge Financial Solutions, Inc.	88,723	21,135,593
*	Builders FirstSource, Inc.	38,834	6,496,152
	Caterpillar, Inc.	241,330	89,639,615
	Cintas Corp.	149,246	29,934,270
	CSX Corp.	733,453	24,108,600
	Deere & Co.	120,923	57,627,065
	Delta Air Lines, Inc.	573,897	38,606,051
	Expeditors International of Washington, Inc.	750	85,185
	Fastenal Co.	113,925	8,343,867
	Ferguson Enterprises, Inc.	167,184	30,280,366
	Honeywell International, Inc.	280,496	62,752,565
	Illinois Tool Works, Inc.	135,400	35,090,264
	Lennox International, Inc.	13,149	7,789,731
	Lincoln Electric Holdings, Inc.	3,718	739,064
	Lockheed Martin Corp.	112,034	51,866,140
	Masco Corp.	12,069	956,830
	Old Dominion Freight Line, Inc.	31,689	5,881,795
		Shares	Value†
INDUSTRIALS — (Continued)
	Paychex, Inc.	277,085	$40,917,142
	Rockwell Automation, Inc.	12,418	3,457,544
	Rollins, Inc.	135,798	6,722,001
	Trane Technologies PLC	12,504	4,535,826
	Union Pacific Corp.	308,247	76,380,524
*	United Airlines Holdings, Inc.	292,110	30,916,923
	United Parcel Service, Inc., Class B	302,531	34,558,116
	United Rentals, Inc.	56,485	42,819,019
	Veralto Corp.	500	51,695
	Verisk Analytics, Inc.	86,035	24,729,900
	Vertiv Holdings Co., Class A	323,093	37,808,343
	Waste Management, Inc.	214,598	47,267,356
	WW Grainger, Inc.	29,490	31,338,138
*	XPO, Inc.	41,561	5,555,459
TOTAL INDUSTRIALS			938,934,068
INFORMATION TECHNOLOGY — (26.3%)
*	Adobe, Inc.	164,307	71,876,097
	Apple, Inc.	1,364,945	322,127,020
	Applied Materials, Inc.	468	84,404
*	AppLovin Corp., Class A	90,952	33,614,950
*	Autodesk, Inc.	102,302	31,850,705
	CDW Corp.	103,656	20,642,056
*	Fortinet, Inc.	10,306	1,039,669
*	Gartner, Inc.	58,258	31,624,190
	Gen Digital, Inc.	75,340	2,027,399
*	GoDaddy, Inc., Class A	52,045	11,067,369
	International Business Machines Corp.	476,470	121,833,379
	Jabil, Inc.	42,425	6,890,244
	KLA Corp.	60,156	44,409,565
	Lam Research Corp.	557,030	45,147,282
*	Manhattan Associates, Inc.	22,748	4,745,005
	Microchip Technology, Inc.	88,081	4,782,798
	Microsoft Corp.	504,777	209,512,742
	Motorola Solutions, Inc.	56,357	26,445,522
	NetApp, Inc.	177,346	21,653,947
	NVIDIA Corp.	2,480,480	297,831,234
	NXP Semiconductors NV	123,328	25,720,054
	Oracle Corp.	609,828	103,707,350
	Texas Instruments, Inc.	10,880	2,008,557
TOTAL INFORMATION TECHNOLOGY			1,440,641,538

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (0.9%)
Avery Dennison Corp.	23,150	$4,299,650
Crown Holdings, Inc.	5,800	509,588
LyondellBasell Industries NV, Class A	1,029	77,895
Sherwin-Williams Co.	116,670	41,786,527
Southern Copper Corp.	21,798	1,997,133
TOTAL MATERIALS		48,670,793
UTILITIES — (1.0%)
NRG Energy, Inc.	113,391	11,615,774
Vistra Corp.	273,512	45,958,221
TOTAL UTILITIES		57,573,995
TOTAL COMMON STOCKS Cost ($3,279,587,308)		5,351,647,377

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	46,955,777	$46,955,777
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	7,158,721	82,812,084
TOTAL INVESTMENTS — (100.0%)
(Cost $3,409,352,404)^^			$5,481,415,238
As of January 31, 2025, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	128	03/21/25	$38,700,908	$38,830,400	$129,492
Total Futures Contracts			$38,700,908	$38,830,400	$129,492
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$102,496,445	—	—	$102,496,445
Consumer Discretionary	600,371,285	—	—	600,371,285
Consumer Staples	554,818,997	—	—	554,818,997
Energy	213,355,565	—	—	213,355,565
Financials	655,756,838	—	—	655,756,838
Health Care	739,027,853	—	—	739,027,853
Industrials	938,934,068	—	—	938,934,068
Information Technology	1,440,641,538	—	—	1,440,641,538
Materials	48,670,793	—	—	48,670,793
Utilities	57,573,995	—	—	57,573,995
Temporary Cash Investments	46,955,777	—	—	46,955,777
Securities Lending Collateral	—	$82,812,084	—	82,812,084
Total Investments in Securities	$5,398,603,154	$82,812,084	—	$5,481,415,238

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$129,492	—	—	$129,492
Total Financial Instruments	$129,492	—	—	$129,492
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (6.2%)
	ALS Ltd.	125,583	$1,266,094
	Ampol Ltd.	56,549	1,014,709
	Aristocrat Leisure Ltd.	95,426	4,437,270
	Aurizon Holdings Ltd.	116,725	236,230
	BHP Group Ltd. (BHP AU)	172,250	4,230,405
#	BHP Group Ltd. (BHP LN), Class DI	166,810	4,112,762
#	BHP Group Ltd. (BHP US), Sponsored ADR	365,914	17,984,673
	Brambles Ltd.	480,230	5,868,645
	Cochlear Ltd.	2,098	412,932
	Coles Group Ltd.	374,620	4,515,655
	Computershare Ltd.	78,414	1,704,567
#	Endeavour Group Ltd.	379,725	990,508
	Evolution Mining Ltd.	451,716	1,569,754
	Fortescue Ltd.	430,147	5,037,610
*	James Hardie Industries PLC (JHX AU), CDI	150,492	5,058,196
	JB Hi-Fi Ltd.	45,491	2,838,245
	Lottery Corp. Ltd.	404,732	1,258,243
	Medibank Pvt Ltd.	791,084	1,950,587
	Netwealth Group Ltd.	35,013	676,823
	Pro Medicus Ltd.	17,321	2,964,244
*	Qantas Airways Ltd.	42,577	246,728
	Ramsay Health Care Ltd.	3,726	77,403
	REA Group Ltd.	17,975	2,756,973
	Rio Tinto Ltd.	89,943	6,477,778
	SGH Ltd.	42,548	1,255,301
	Technology One Ltd.	75,294	1,431,582
	Telstra Group Ltd. (TLS AU)	1,018,886	2,487,498
	Wesfarmers Ltd.	210,230	9,902,752
	Woodside Energy Group Ltd. (WDS AU)	83,675	1,275,273
	Woolworths Group Ltd.	243,657	4,581,118
*	Xero Ltd.	16,425	1,848,717
#	Yancoal Australia Ltd.	153,873	613,370
TOTAL AUSTRALIA			101,082,645
AUSTRIA — (0.1%)
	OMV AG	35,452	1,459,892
	Verbund AG	11,094	851,689
TOTAL AUSTRIA			2,311,581
		Shares	Value»
BELGIUM — (0.7%)
	Anheuser-Busch InBev SA (ABI BB)	66,320	$3,268,009
	KBC Group NV	64,672	4,960,843
	Lotus Bakeries NV	25	266,673
	Solvay SA	11,418	348,977
	Syensqo SA	27,928	2,200,550
TOTAL BELGIUM			11,045,052
CANADA — (10.1%)
	Alimentation Couche-Tard, Inc.	171,094	9,035,308
	ARC Resources Ltd.	303,606	5,199,541
	BCE, Inc. (BCE US)	16,155	384,328
	Canadian National Railway Co. (CNI US)	45,045	4,707,653
	Canadian National Railway Co. (CNR CN)	66,754	6,973,263
	Canadian Natural Resources Ltd. (CNQ US)	351,301	10,661,985
	Canadian Tire Corp. Ltd., Class A	3,570	401,915
	CCL Industries, Inc., Class B	37,629	1,869,087
*	Celestica, Inc. (CLS US)	31,528	3,892,762
	Cenovus Energy, Inc. (CVE US)	357,999	5,180,246
	CGI, Inc. (GIB US)	24,901	2,933,836
	CGI, Inc. (GIBA CN)	49,794	5,870,029
	Colliers International Group, Inc. (CIGI US)	6,266	891,965
	Constellation Software, Inc.	4,241	13,869,720
	Dollarama, Inc.	65,991	6,244,705
	Element Fleet Management Corp.	88,361	1,735,787
	Empire Co. Ltd., Class A	68,713	2,020,706
	FirstService Corp. (FSV CN)	7,098	1,290,861
	FirstService Corp. (FSV US)	1,697	308,633
	George Weston Ltd.	30,609	4,731,353
	GFL Environmental, Inc.	37,129	1,601,374
	Gildan Activewear, Inc. (GIL US)	60,328	3,113,528
	iA Financial Corp., Inc.	10,561	975,258

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Imperial Oil Ltd. (IMO US)	39,306	$2,619,352
	Keyera Corp.	46,922	1,331,450
	Kinross Gold Corp. (KGC US)	322,603	3,638,962
	Loblaw Cos. Ltd.	35,613	4,459,252
	Lundin Mining Corp.	24,679	194,939
	Magna International, Inc. (MG CN)	43,120	1,709,550
#	Magna International, Inc. (MGA US)	53,530	2,123,535
	MEG Energy Corp.	89,500	1,467,496
	Metro, Inc.	44,213	2,762,571
#	National Bank of Canada	48,661	4,318,838
	Open Text Corp. (OTEX CN)	21,163	622,651
	Parkland Corp.	1,479	32,921
	Quebecor, Inc., Class B	34,834	773,210
	RB Global, Inc. (RBA US)	11,587	1,036,805
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,189,745
#	Restaurant Brands International, Inc. (QSR US)	39,187	2,411,568
	Rogers Communications, Inc. (RCI US), Class B	19,233	528,523
#	Rogers Communications, Inc. (RCIB CN), Class B	130,936	3,596,494
	South Bow Corp.	11,641	278,210
	Stantec, Inc. (STN CN)	1,995	154,387
	Stantec, Inc. (STN US)	15,440	1,195,519
	Suncor Energy, Inc. (SU US)	272,852	10,248,321
	TC Energy Corp. (TRP US)	58,203	2,622,045
	TFI International, Inc. (TFII CN)	23,500	3,097,114
#	TFI International, Inc. (TFII US)	2,000	263,620
	Thomson Reuters Corp. (TRI US)	7,259	1,221,327
	Toromont Industries Ltd.	28,093	2,240,133
	Tourmaline Oil Corp.	101,517	4,624,791
	Waste Connections, Inc. (WCN US)	22,078	4,057,274
	Shares	Value»
CANADA — (Continued)
Whitecap Resources, Inc.	156,210	$1,028,610
WSP Global, Inc.	24,613	4,176,767
TOTAL CANADA		163,919,823
DENMARK — (2.4%)
# Coloplast AS, Class B	3,727	429,229
Novo Nordisk AS (NOVOB DC), Class B	364,085	30,737,732
Pandora AS	36,743	7,029,606
TOTAL DENMARK		38,196,567
FINLAND — (0.9%)
Elisa OYJ	33,686	1,449,988
Kesko OYJ (KESKOA FH), Class A	40,243	758,442
Kone OYJ, Class B	78,750	4,076,174
Metso OYJ	165,975	1,647,421
Neste OYJ	5,063	64,155
Nordea Bank Abp (NDA FH)	193,287	2,298,966
Sampo OYJ, Class A	53,252	2,198,258
Wartsila OYJ Abp	90,790	1,715,040
TOTAL FINLAND		14,208,444
FRANCE — (9.7%)
Airbus SE	114,073	19,731,369
Bouygues SA	5,060	160,839
Bureau Veritas SA	121,130	3,785,512
Eiffage SA	39,175	3,499,773
Hermes International SCA	6,104	17,168,471
Kering SA	9,160	2,397,981
L'Oreal SA	2,001	742,435
LVMH Moet Hennessy Louis Vuitton SE	65,240	47,716,818
Orange SA (ORA FP)	794,387	8,543,238
Safran SA	62,193	15,417,413
Sodexo SA	12,295	909,695
STMicroelectronics NV (STM US)	10,112	227,014
Thales SA	16,027	2,594,374
TotalEnergies SE (TTE FP)	589,840	34,170,699
TOTAL FRANCE		157,065,631
GERMANY — (7.2%)
adidas AG	22,837	6,021,201
BASF SE	217,899	10,497,874
Bayer AG	221,721	4,961,369
Bayerische Motoren Werke AG	53,003	4,304,352
Brenntag SE	57,188	3,598,267
Continental AG	25,158	1,788,057

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CTS Eventim AG & Co. KGaA	12,327	$1,202,022
	Daimler Truck Holding AG	143,697	6,328,048
	Deutsche Boerse AG	46,401	11,462,799
	Deutsche Post AG	219,519	7,903,301
	Deutsche Telekom AG (DTE GR)	636,665	21,359,449
	GEA Group AG	10,495	553,896
	Hella GmbH & Co. KGaA	1,359	126,676
	HOCHTIEF AG	2,891	418,425
	Infineon Technologies AG (IFX GR)	249,000	8,186,746
	Knorr-Bremse AG	21,432	1,693,976
	Mercedes-Benz Group AG	89,992	5,475,126
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,984	3,243,521
	Nemetschek SE	19,407	2,318,769
	Rational AG	1,286	1,142,775
	Rheinmetall AG	17,613	13,770,445
*	Talanx AG	8,868	753,255
	Volkswagen AG	4,158	435,434
TOTAL GERMANY			117,545,783
HONG KONG — (1.6%)
	AIA Group Ltd.	607,600	4,271,515
#	Cathay Pacific Airways Ltd.	227,000	306,485
	HKT Trust & HKT Ltd.	2,020,000	2,484,480
	Hong Kong Exchanges & Clearing Ltd.	229,237	8,972,257
	PRADA SpA	215,800	1,730,186
Ω	Samsonite International SA	18,000	52,437
	SITC International Holdings Co. Ltd.	234,000	556,494
	Techtronic Industries Co. Ltd.	441,000	5,931,047
Ω	WH Group Ltd.	2,039,863	1,591,286
	Xinyi Glass Holdings Ltd.	14,000	12,958
TOTAL HONG KONG			25,909,145
IRELAND — (0.2%)
	AIB Group PLC	149,539	879,319
	Kingspan Group PLC (KSP ID)	38,555	2,674,625
TOTAL IRELAND			3,553,944
ISRAEL — (0.5%)
	Bank Leumi Le-Israel BM	58,029	726,228
		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	$864,874
	Clal Insurance Enterprises Holdings Ltd.	3,109	81,342
	Delek Group Ltd.	3,056	446,354
	Electra Ltd.	331	185,958
*	Fattal Holdings 1998 Ltd.	2,058	287,461
	First International Bank of Israel Ltd.	7,956	422,442
	Hilan Ltd.	2,776	174,050
	Matrix IT Ltd.	6,755	166,218
	Menora Mivtachim Holdings Ltd.	7,524	349,684
	Mizrahi Tefahot Bank Ltd.	32,684	1,555,710
	Next Vision Stabilized Systems Ltd.	10,203	189,486
	Phoenix Financial Ltd.	4,999	84,440
	Shufersal Ltd.	37,120	384,640
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	416,162
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	2,061,697
TOTAL ISRAEL			8,396,746
ITALY — (2.3%)
	Banca Mediolanum SpA	58,170	780,985
	Enel SpA	1,636,772	11,633,665
	Eni SpA (ENI IM)	285,453	4,018,731
	Ferrari NV (RACE IM)	1,191	510,980
#	Ferrari NV (RACE US)	16,247	6,962,165
	FinecoBank Banca Fineco SpA	103,835	1,971,323
	Moncler SpA	24,314	1,539,146
	Recordati Industria Chimica e Farmaceutica SpA	23,393	1,421,455
	Stellantis NV (STLAM IM)	471,174	6,291,063
	UniCredit SpA	30,257	1,389,500
TOTAL ITALY			36,519,013
JAPAN — (21.8%)
	Advantest Corp.	132,000	7,297,908
	Aeon Co. Ltd.	178,400	4,322,138
	Air Water, Inc.	82,184	1,024,648
	Ajinomoto Co., Inc.	82,400	3,303,197
	Asahi Intecc Co. Ltd.	15,800	264,914
	Asics Corp.	131,000	2,920,007

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bandai Namco Holdings, Inc.	52,500	$1,302,211
	BayCurrent, Inc.	49,200	2,097,983
	BIPROGY, Inc.	34,900	1,078,365
	Bridgestone Corp.	86,900	3,117,181
	Capcom Co. Ltd.	137,800	3,146,275
	Chugai Pharmaceutical Co. Ltd.	147,900	6,376,710
	Cosmo Energy Holdings Co. Ltd.	15,500	669,249
	Cosmos Pharmaceutical Corp.	14,400	673,955
	CyberAgent, Inc.	5,400	40,204
	Daicel Corp.	44,900	397,305
	Daifuku Co. Ltd.	42,300	868,180
	Daikin Industries Ltd.	31,200	3,664,788
	Daito Trust Construction Co. Ltd.	30,999	3,321,623
	Daiwa House Industry Co. Ltd.	129,500	4,079,735
	Dentsu Soken, Inc.	4,500	177,971
	Dexerials Corp.	37,200	484,768
	Disco Corp.	16,400	4,746,540
	DMG Mori Co. Ltd.	5,900	95,167
	Ebara Corp.	153,500	2,528,474
	Fast Retailing Co. Ltd.	32,300	10,638,235
	Fuji Electric Co. Ltd.	33,000	1,572,283
	Fujikura Ltd.	71,500	2,877,750
	Fujitsu Ltd.	295,200	5,709,096
	Fuyo General Lease Co. Ltd.	3,900	290,669
	GMO Payment Gateway, Inc.	8,660	456,525
	Goldwin, Inc.	9,400	495,824
#	Hitachi Construction Machinery Co. Ltd.	27,100	648,901
	Hitachi Ltd. (6501 JP)	664,400	16,703,294
	Hoya Corp.	63,300	8,500,294
	IHI Corp.	14,700	879,475
	Inpex Corp.	249,400	2,976,351
	Internet Initiative Japan, Inc.	47,200	881,497
	Isuzu Motors Ltd.	177,100	2,380,999
	Iwatani Corp.	72,000	788,433
	J Front Retailing Co. Ltd.	53,000	742,587
	Japan Airlines Co. Ltd.	35,500	582,473
	Japan Airport Terminal Co. Ltd.	15,500	503,407
	Japan Exchange Group, Inc.	446,200	4,714,634
	Japan Tobacco, Inc.	128,800	3,281,286
	Kakaku.com, Inc.	20,400	319,475
	Kawasaki Heavy Industries Ltd.	42,000	1,897,033
	KDDI Corp.	381,500	12,710,051
		Shares	Value»
JAPAN — (Continued)
	Kobe Bussan Co. Ltd.	50,200	$1,140,772
	Kobe Steel Ltd.	98,300	1,046,643
	Komatsu Ltd.	155,100	4,678,319
	Konami Group Corp.	24,500	2,255,300
	Kuraray Co. Ltd.	67,100	982,349
	Kurita Water Industries Ltd.	27,200	947,351
	Lasertec Corp.	14,300	1,487,249
	Marui Group Co. Ltd.	2,900	48,323
	Maruwa Co. Ltd.	1,300	318,293
	McDonald's Holdings Co. Japan Ltd.	28,400	1,070,897
	Minebea Mitsumi, Inc.	12,900	207,028
	Mitsubishi Chemical Group Corp.	23,600	120,541
	Mitsubishi HC Capital, Inc.	364,550	2,424,287
	Mitsubishi Motors Corp.	189,600	562,381
	MonotaRO Co. Ltd.	82,413	1,419,862
	MS&AD Insurance Group Holdings, Inc.	142,800	2,960,800
	Nichias Corp.	1,700	55,641
	Nichirei Corp.	35,200	894,349
	NIDEC Corp. (6594 JP)	83,600	1,443,900
	Nifco, Inc.	22,300	532,937
	NIPPON EXPRESS HOLDINGS, Inc.	108,603	1,760,243
	Nippon Sanso Holdings Corp.	82,800	2,344,940
	Nissan Chemical Corp.	52,300	1,573,565
	Niterra Co. Ltd.	39,900	1,315,992
	Nitto Denko Corp.	138,000	2,448,008
	Nomura Research Institute Ltd.	77,000	2,601,616
	NTT Data Group Corp.	91,900	1,783,466
#	Open House Group Co. Ltd.	37,400	1,223,484
	Oracle Corp. Japan	13,175	1,202,743
	Organo Corp.	2,100	103,951
#	Oriental Land Co. Ltd.	32,300	725,913
	Otsuka Corp.	63,800	1,438,353
	Pan Pacific International Holdings Corp.	177,700	4,947,404
	Persol Holdings Co. Ltd.	788,000	1,200,544
	Rakus Co. Ltd.	21,101	262,088
	Recruit Holdings Co. Ltd.	267,200	18,648,467
	Renesas Electronics Corp.	279,500	3,743,755

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resonac Holdings Corp.	45,200	$1,095,724
	Ryohin Keikaku Co. Ltd.	63,100	1,671,950
	Sankyo Co. Ltd.	51,500	690,558
	Sanrio Co. Ltd.	11,000	410,468
	Sanwa Holdings Corp.	92,100	2,882,544
	SBI Sumishin Net Bank Ltd.	5,400	164,557
	SCREEN Holdings Co. Ltd.	19,000	1,323,964
	SCSK Corp.	78,100	1,729,218
	Seibu Holdings, Inc.	58,800	1,268,199
	Seven & i Holdings Co. Ltd.	451,800	7,212,424
	SG Holdings Co. Ltd.	129,500	1,220,463
	Skylark Holdings Co. Ltd.	110,300	1,745,119
#	Socionext, Inc.	37,221	576,823
	SoftBank Corp.	6,266,000	8,059,721
	SoftBank Group Corp.	94,300	5,764,716
	Sompo Holdings, Inc.	108,000	3,011,694
	Sony Group Corp. (6758 JP)	1,610,500	35,542,677
	Subaru Corp.	126,700	2,207,038
	Sugi Holdings Co. Ltd.	12,200	212,163
	Sumitomo Forestry Co. Ltd.	36,700	1,254,615
	Sundrug Co. Ltd.	24,600	665,733
	Suzuki Motor Corp.	156,800	1,876,299
	Sysmex Corp.	121,000	2,312,959
	TDK Corp. (6762 JP)	390,000	4,714,047
	TIS, Inc.	83,600	1,848,503
	Toei Animation Co. Ltd.	4,500	92,075
	Tokio Marine Holdings, Inc. (8766 JP)	251,400	8,292,013
	Tokyo Century Corp.	72,900	705,567
	Tokyo Electron Ltd.	80,300	13,545,314
#	Toridoll Holdings Corp.	6,500	157,679
	Toyo Tire Corp.	26,000	427,371
	Toyota Boshoku Corp.	22,100	293,339
	Toyota Motor Corp. (7203 JP)	310,295	5,886,144
#	Toyota Motor Corp. (TM US), Sponsored ADR	36,830	6,958,292
	Toyota Tsusho Corp.	92,100	1,555,535
*	Trend Micro, Inc. (4704 JP)	49,100	2,908,696
	Tsuruha Holdings, Inc.	6,300	385,579
	Unicharm Corp.	54,001	421,738
	USS Co. Ltd.	177,800	1,594,206
*	Visional, Inc.	300	14,882
	Welcia Holdings Co. Ltd.	24,800	356,930
	Yamaha Motor Co. Ltd.	499,500	4,178,622
		Shares	Value»
JAPAN — (Continued)
	Yamazaki Baking Co. Ltd.	1,200	$21,578
	Yaoko Co. Ltd.	4,200	245,629
	Yokogawa Electric Corp.	52,800	1,159,019
	Yokohama Rubber Co. Ltd.	3,500	78,799
	Zensho Holdings Co. Ltd.	36,200	1,997,074
	ZOZO, Inc.	46,300	1,518,753
TOTAL JAPAN			352,728,832
NETHERLANDS — (3.6%)
	ASML Holding NV (ASML NA)	25,123	18,585,068
	ASML Holding NV (ASML US)	26,864	19,860,824
	ASR Nederland NV	48,477	2,388,801
	Koninklijke KPN NV	1,130,650	4,091,282
	Universal Music Group NV	89,909	2,507,762
	Wolters Kluwer NV	61,606	11,191,470
TOTAL NETHERLANDS			58,625,207
NEW ZEALAND — (0.3%)
#	Chorus Ltd. (CNU NZ)	314,405	1,536,556
	Contact Energy Ltd.	53,868	282,575
	Fisher & Paykel Healthcare Corp. Ltd.	46,276	979,067
	Mainfreight Ltd.	16,254	659,899
	Spark New Zealand Ltd.	577,045	946,529
TOTAL NEW ZEALAND			4,404,626
NORWAY — (0.7%)
	Aker BP ASA	47,410	989,562
Ω	BW LPG Ltd.	31,235	394,475
	Equinor ASA	205,722	4,954,562
	Hafnia Ltd.	64,009	337,320
#	Hoegh Autoliners ASA	39,365	357,121
	Kongsberg Gruppen ASA	7,391	877,334
	Protector Forsikring ASA	9,087	265,170
	Storebrand ASA	125,086	1,472,863
	Telenor ASA	65,559	801,477
	Var Energi ASA	79,114	243,132
	Veidekke ASA	12,346	157,684
	Wallenius Wilhelmsen ASA	23,918	192,521
TOTAL NORWAY			11,043,221
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	1,895,370

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	15,405	$303,647
TOTAL PORTUGAL			2,199,017
SINGAPORE — (1.2%)
	DBS Group Holdings Ltd.	306,193	10,022,285
	DFI Retail Group Holdings Ltd.	23,600	55,368
	Jardine Cycle & Carriage Ltd.	29,400	601,920
	SATS Ltd.	155,400	386,766
	Sembcorp Industries Ltd.	350,100	1,432,076
	Singapore Airlines Ltd.	369,000	1,721,346
	Singapore Exchange Ltd.	295,300	2,656,952
	Singapore Technologies Engineering Ltd.	578,800	2,054,294
	United Overseas Bank Ltd.	6,700	184,180
	Yangzijiang Shipbuilding Holdings Ltd.	378,300	847,195
TOTAL SINGAPORE			19,962,382
SPAIN — (2.1%)
	ACS Actividades de Construccion y Servicios SA	30,192	1,537,223
Ω	Aena SME SA	16,651	3,585,962
	Amadeus IT Group SA	104,594	7,653,932
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	219,253	2,496,186
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	289,238
	Endesa SA	100,465	2,224,126
	Industria de Diseno Textil SA	167,352	9,083,972
#	Telefonica SA (TEF SM)	1,641,259	6,686,974
TOTAL SPAIN			33,557,613
SWEDEN — (3.1%)
	AddTech AB, Class B	79,454	2,319,116
	Atlas Copco AB (ATCOA SS), Class A	530,564	8,863,473
	Atlas Copco AB (ATCOB SS), Class B	327,663	4,871,234
		Shares	Value»
SWEDEN — (Continued)
	Avanza Bank Holding AB	40,384	$1,211,012
	Axfood AB	37,200	797,729
	Bure Equity AB	620	22,556
	Epiroc AB (EPIA SS), Class A	89,197	1,699,774
	Epiroc AB (EPIB SS), Class B	64,954	1,084,368
	Fortnox AB	93,642	648,210
#	H & M Hennes & Mauritz AB, Class B	165,866	2,209,800
	Hemnet Group AB	18,833	625,813
	Indutrade AB	82,422	2,269,011
	Lagercrantz Group AB, Class B	41,874	888,997
	Lifco AB, Class B	18,806	616,684
	Medicover AB, Class B	1,976	36,500
Ω	Munters Group AB	9,191	146,027
	Nordnet AB publ	29,215	694,490
	Sectra AB, Class B	40,431	925,357
	Sweco AB, Class B	37,915	592,540
	Tele2 AB, Class B	223,821	2,492,216
	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	144,507	1,082,357
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	311,205	2,343,335
#	Telia Co. AB	364,196	1,072,964
	Volvo AB (VOLVA SS), Class A	54,973	1,516,458
	Volvo AB (VOLVB SS), Class B	410,093	11,299,458
TOTAL SWEDEN			50,329,479
SWITZERLAND — (8.0%)
	Geberit AG	14,079	7,852,821
	Kuehne & Nagel International AG	24,740	5,621,740
	Nestle SA	424,480	36,055,596
	Novartis AG (NVS US), Sponsored ADR	110,267	11,547,160
	Partners Group Holding AG	7,501	11,395,139
	Roche Holding AG (RO SW)	7,170	2,384,424
	Roche Holding AG (ROG SW)	153,733	48,329,305
	SGS SA	60,095	5,837,535
TOTAL SWITZERLAND			129,023,720
UNITED KINGDOM — (13.9%)
	Admiral Group PLC	94,186	3,146,800
Ω	Airtel Africa PLC	101,388	180,523
	Ashtead Group PLC	224,551	14,634,370

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC (AZN LN)	32,872	$4,614,425
	AstraZeneca PLC (AZN US), Sponsored ADR	261,592	18,510,250
Ω	Auto Trader Group PLC	383,457	3,734,815
	B&M European Value Retail SA	328,095	1,309,887
	Beazley PLC	241,736	2,496,000
	BP PLC (BP LN)	165,519	856,278
	BP PLC (BP US), Sponsored ADR	670,257	20,818,182
	BT Group PLC	2,677,069	4,691,968
	Compass Group PLC	214,510	7,390,806
#	Diageo PLC (DEO US), Sponsored ADR	95,684	11,479,210
	Diageo PLC (DGE LN)	80,730	2,404,980
*††	Evraz PLC	188,057	0
	Experian PLC	177,424	8,739,839
	GSK PLC (GSK LN)	1,092,552	19,031,790
	Hargreaves Lansdown PLC	49,443	673,804
	Howden Joinery Group PLC	331,968	3,355,378
	Imperial Brands PLC	492,449	16,609,144
	Intertek Group PLC	77,727	4,902,129
	JD Sports Fashion PLC	1,189,909	1,305,805
	Marks & Spencer Group PLC	798,644	3,308,464
	Next PLC	56,479	6,941,812
	Reckitt Benckiser Group PLC	155,092	10,256,038
	RELX PLC (REL LN)	45,322	2,250,529
	RELX PLC (RELX US), Sponsored ADR	241,038	12,025,386
	RELX PLC (REN NA)	28,850	1,432,482
	Rightmove PLC	185,301	1,524,831
	Sage Group PLC	120,134	1,996,564
	St. James's Place PLC	31,218	405,386
	Unilever PLC (UL US), Sponsored ADR	476,962	27,368,080
	Unilever PLC (ULVR LN)	48,760	2,792,827
	Unilever PLC (UNA NA)	62,170	3,558,796
TOTAL UNITED KINGDOM			224,747,578
		Shares	Value»
UNITED STATES — (0.0%)
	Smurfit WestRock PLC	11,839	$628,533
TOTAL COMMON STOCKS			1,567,004,582
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.168%	9,969	757,474
#Ω	Dr. Ing hc F Porsche AG, 3.772%	13,698	872,141
	Volkswagen AG, 9.258%	35,319	3,601,334
TOTAL GERMANY			5,230,949
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	30,192	14,909
TOTAL RIGHTS/WARRANTS			14,909
TOTAL INVESTMENT SECURITIES (Cost $1,235,811,368)			1,572,250,440

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	4,234,619	48,986,075
TOTAL INVESTMENTS — (100.0%)
(Cost $1,284,795,126)^^			$1,621,236,515

International High Relative Profitability Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $10,557,666 or 0.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,984,673	$83,097,972	—	$101,082,645
Austria	—	2,311,581	—	2,311,581
Belgium	—	11,045,052	—	11,045,052
Canada	163,919,823	—	—	163,919,823
Denmark	—	38,196,567	—	38,196,567
Finland	—	14,208,444	—	14,208,444
France	227,014	156,838,617	—	157,065,631
Germany	—	117,545,783	—	117,545,783
Hong Kong	—	25,909,145	—	25,909,145
Ireland	—	3,553,944	—	3,553,944
Israel	2,061,697	6,335,049	—	8,396,746
Italy	6,962,165	29,556,848	—	36,519,013
Japan	6,958,292	345,770,540	—	352,728,832
Netherlands	19,860,824	38,764,383	—	58,625,207
New Zealand	—	4,404,626	—	4,404,626
Norway	—	11,043,221	—	11,043,221
Portugal	—	2,199,017	—	2,199,017
Singapore	—	19,962,382	—	19,962,382
Spain	289,238	33,268,375	—	33,557,613
Sweden	1,082,357	49,247,122	—	50,329,479
Switzerland	11,547,160	117,476,560	—	129,023,720
United Kingdom	90,201,108	134,546,470	—	224,747,578
United States	628,533	—	—	628,533
Preferred Stocks
Germany	—	5,230,949	—	5,230,949
Rights/Warrants
Spain	—	14,909	—	14,909
Securities Lending Collateral	—	48,986,075	—	48,986,075
Total Investments in Securities	$321,722,884	$1,299,513,631	—˂˃	$1,621,236,515

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (74.9%)
U.S. Core Equity 1 Portfolio	1,305,215	$58,199,553
U.S. Large Company Portfolio	1,164,527	46,662,598
Dimensional VA U.S. Targeted Value Portfolio	1,131,423	26,294,274
Dimensional VA U.S. Large Value Portfolio	429,540	14,595,760
DFA Real Estate Securities Portfolio	72,027	2,919,237
TOTAL DOMESTIC EQUITIES		148,671,422
INTERNATIONAL EQUITIES — (25.1%)
International Core Equity Portfolio	1,385,124	22,134,281
Emerging Markets Core Equity Portfolio	636,909	14,890,928
Dimensional VA International Small Portfolio	572,831	6,822,421
Dimensional VA International Value Portfolio	356,757	5,108,756
DFA International Real Estate Securities Portfolio	279,820	937,398
TOTAL INTERNATIONAL EQUITIES		49,893,784
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $145,495,503)^^		$198,565,206
Summary of the Portfolio’s investments as of January 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$198,565,206	—	—	$198,565,206
Total Investments in Securities	$198,565,206	—	—	$198,565,206

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$365,000
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	273,006
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	345,000
City of Fergus Falls (GO) Series A
5.000%, 02/01/26	250	255,415
City of Minneapolis (GO)
4.000%, 12/01/25	290	293,041
5.500%, 12/01/26	800	839,262
3.000%, 12/01/27	1,450	1,446,945
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	230	237,559
City of Moorhead Public Utility Revenue (RB) Series A
5.000%, 11/01/25	670	681,024
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	707,312
City of Rogers (GO) Series B
5.000%, 02/01/26	250	255,415
City of St. Paul (GO) Series A
5.000%, 03/01/25	125	125,219
5.000%, 09/01/26	235	243,338
City of Waconia (GO) Series A
3.000%, 02/01/26	820	820,188
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	204,080
County of Hennepin (GO) Series C
5.000%, 12/15/25	425	434,164
County of Hennepin (GO) Series A
5.000%, 12/01/31	1,000	1,035,129
5.000%, 12/01/32	100	103,423
5.000%, 12/01/37	220	226,500
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	$535,814
County of Hennepin (GO) Series C
5.000%, 12/01/28	210	217,909
County of Olmsted (GO) Series A
5.000%, 02/01/25	160	160,000
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	521,025
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	160	160,000
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	225	229,918
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	550,000
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	115	115,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	251,249
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	369,530
Metropolitan Council (GO) Series B
5.000%, 12/01/25	120	122,263
5.000%, 03/01/26	410	420,046
Metropolitan Council (GO) Series C
5.000%, 12/01/26	715	744,412
Metropolitan Council (GO) Series E
5.000%, 12/01/25	180	183,395

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	$100,000
5.000%, 02/01/26	275	281,284
5.000%, 02/01/27	275	286,999
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	350	363,101
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	203,388
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	100	101,244
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,521
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/25	630	631,004
5.000%, 03/01/26	200	204,688
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/26	205	209,805
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	200	200,000
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	217,056
Redwood Area Schools Independent School District No. 2897 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	204,451
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	135	137,791
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	153,101
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	150	$152,848
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	163,545
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	360,000
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/26	280	286,370
State of Minnesota (GO) Series A
5.000%, 08/01/25	1,065	1,077,183
5.000%, 10/01/25	195	197,983
5.000%, 08/01/26	1,510	1,543,758
State of Minnesota (GO) Series B
5.000%, 08/01/25	450	455,296
5.000%, 10/01/25	355	360,430
5.000%, 10/01/26	105	108,971
State of Minnesota (GO) Series D
5.000%, 08/01/25	690	697,894
5.000%, 08/01/26	440	455,016
5.000%, 10/01/26	150	155,672
State of Minnesota (GO) Series E
5.000%, 08/01/26	140	144,799
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	125	125,000
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	760	776,763
University of Minnesota (RB) Series A
5.000%, 04/01/25	160	160,582
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	812,008
Virginia Independent School District No. 706 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	125	130,355

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	495	$504,868
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	217,732
Willmar Independent School District No. 347 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	300	306,676
TOTAL MUNICIPAL BONDS (Cost $26,133,403)		26,104,763
TOTAL INVESTMENTS — (100.0%)
(Cost $26,133,403)^^		$26,104,763
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$26,104,763	—	$26,104,763
Total Investments in Securities	—	$26,104,763	—	$26,104,763

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.5%)
CALIFORNIA — (98.5%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,090	$2,129,377
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	250	258,850
Albany Unified School District (GO)
5.000%, 08/01/25	255	257,962
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	550	559,161
Arcadia Unified School District (GO)
4.000%, 08/01/40	1,000	1,000,559
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,015	1,029,334
5.000%, 02/01/34	1,000	1,036,782
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	1,500	1,508,632
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	1,110	1,130,562
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	1,985,384
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	203,399
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	212,539
¤ 5.000%, 02/01/46 (Pre-refunded @ $100, 2/1/25)	800	800,000
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	155	156,035
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/26	110	$112,840
California State Public Works Board (RB) Series C
5.000%, 11/01/25	2,205	2,241,989
4.000%, 11/01/30	750	759,763
4.000%, 11/01/31	600	607,299
California State Public Works Board (RB) Series A
5.000%, 02/01/25	1,500	1,500,000
5.000%, 02/01/28	160	170,211
California State Public Works Board (RB) Series B
5.000%, 05/01/26	660	678,401
5.000%, 06/01/27	1,500	1,575,594
California State Public Works Board (RB) Series C
5.000%, 08/01/25	865	874,691
5.000%, 09/01/26	3,750	3,882,072
California State Public Works Board (RB) Series D
5.000%, 11/01/26	125	129,854
5.000%, 05/01/28	1,000	1,068,541
California State University (RB) Series A
5.000%, 11/01/28	645	655,208
3.375%, 11/01/29	3,500	3,504,078
5.000%, 11/01/31	2,200	2,306,821
5.000%, 11/01/33	1,655	1,696,700
4.000%, 11/01/34	1,500	1,510,994
4.000%, 11/01/35	1,000	1,005,560
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,230	1,234,802
5.000%, 12/01/25	155	157,895
5.000%, 12/01/26	120	124,888
5.000%, 03/01/27	670	681,870
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,275	1,303,806
4.000%, 08/01/37	500	503,341

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Carlsbad Unified School District (GO)
5.000%, 08/01/26	345	$357,213
Carlsbad Unified School District (COP)
4.000%, 10/01/27	145	149,588
4.000%, 10/01/28	100	104,169
4.000%, 10/01/29	55	57,817
Cerritos Community College District (GO) Series A
5.000%, 08/01/25	2,500	2,530,395
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,355	1,369,566
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	698,594
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	361,902
Citrus Community College District (GO) Series B
5.000%, 08/01/25	1,150	1,164,494
City & County of San Francisco (COP)
5.000%, 04/01/25	410	411,610
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	1,605	1,610,116
4.000%, 04/01/35	1,000	1,002,402
City & County of San Francisco (COP) Series R1
5.000%, 04/01/26	485	498,719
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	5,055	5,100,609
5.000%, 06/15/26	2,000	2,066,707
City of Berkeley (RN)
5.000%, 07/29/25	4,375	4,426,488
City of Grover Beach (GO)
5.000%, 09/01/26	345	357,385
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	225	247,000
City of Los Angeles (RN)
5.000%, 06/26/25	4,060	4,085,080
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	910	$916,126
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/35	1,305	1,311,852
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	485	489,677
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	211,075
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	765	793,744
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/27	2,460	2,472,501
4.000%, 11/01/33	1,595	1,596,173
4.000%, 11/01/34	1,000	1,000,488
4.000%, 11/01/35	1,000	1,000,229
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	3,200	3,257,586
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	450	458,196
5.000%, 11/01/26	305	318,083
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	428,921
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/25	110	111,096
Compton Community College District (GO) Series B
5.000%, 08/01/25	1,005	1,016,673
5.000%, 08/01/26	325	336,214
5.000%, 08/01/27	125	132,252
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	655	655,983

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
County of Los Angeles (RN)
5.000%, 06/30/25	1,535	$1,543,250
County of Riverside (RN)
5.000%, 06/30/25	1,285	1,296,740
County of Riverside (RN) Series A
3.000%, 10/17/25	250	250,234
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,936,677
County of Santa Cruz (RN)
5.000%, 07/01/25	4,000	4,039,502
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,634,189
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,633,055
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	105,708
5.000%, 06/01/28	125	134,954
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	400	422,830
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,175	1,189,809
East Side Union High School District (GO)
5.000%, 08/01/27	305	323,529
5.000%, 08/01/28	315	341,125
Eastern Municipal Water District (RB) Series A
1.450%, 07/01/46	1,000	1,000,000
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	250	253,188
Escondido Union School District (GO) Series A
¤ 4.250%, 02/01/45 (Pre-refunded @ $100, 8/1/25)	1,510	1,522,525
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	2,863,221
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	810	$816,363
Golden State Tobacco Securitization Corp. (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	6,470	6,520,612
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	1,503,592
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	312,115
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	113,730
Kern High School District (GO) Series A
5.000%, 08/01/25	140	141,661
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	410	412,781
Lodi Unified School District (GO)
5.000%, 08/01/28	520	562,946
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	5,000	5,060,543
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	737,067
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/25	370	372,895
4.000%, 07/01/27	2,740	2,752,249
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	1,325,053
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	270	275,106

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	890	$907,580
5.000%, 07/01/29	380	390,122
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	70	70,404
5.000%, 07/01/33	1,525	1,538,152
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2
4.099%, 07/01/45	410	410,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	1,195	1,201,896
5.000%, 07/01/26	200	204,172
5.000%, 07/01/35	4,045	4,077,201
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,420	1,433,211
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,285	1,296,954
5.000%, 07/01/26	1,235	1,274,039
5.000%, 07/01/27	4,000	4,032,606
4.000%, 07/01/33	630	630,828
4.000%, 07/01/34	3,375	3,378,745
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	315,913
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	315	331,708
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/25	375	378,489
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	285	288,521
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @ $100, 8/1/25)	1,335	1,344,444
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,250	1,255,914
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	$1,758,279
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	397,376
5.000%, 12/01/26	265	276,899
5.000%, 12/01/27	385	411,199
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	900	911,529
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	728,778
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	135	137,308
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	90	91,045
5.000%, 08/01/26	280	289,787
5.000%, 08/01/27	150	159,001
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	265,188
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	335	336,868
New Haven Unified School District (GO)
5.000%, 08/01/26	475	492,524
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	160,080
5.000%, 12/01/28	175	190,469
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	120,743
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	1,365	1,404,602
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	202,362
5.000%, 08/01/27	400	404,236
5.000%, 08/01/28	1,020	1,030,587

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	890	$908,093
5.000%, 02/01/34	2,255	2,299,285
Oxnard Union High School District (RN)
4.000%, 06/30/25	1,185	1,191,567
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,702
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	279,681
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	595	598,493
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	700,811
5.000%, 08/01/29	2,400	2,405,939
Pomona Unified School District (GO)
5.000%, 08/01/29	350	385,633
Poway Unified School District (GO)
5.000%, 08/01/25	175	177,093
4.000%, 08/01/29	3,000	3,006,815
Reed Union School District (GO)
4.000%, 08/01/26	250	255,171
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
1.450%, 05/15/47	800	800,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	3,965	4,059,634
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
1.500%, 05/15/45	4,995	4,995,000
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	2,570	2,615,644
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	330	336,465
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	$536,108
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,073,802
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	700	718,064
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,575	2,626,217
San Diego Community College District (GO)
5.000%, 08/01/26	385	399,089
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	257,726
5.000%, 05/01/27	135	142,533
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,013,954
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	160	162,742
5.000%, 10/15/26	125	130,101
5.000%, 05/15/38	3,060	3,129,352
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	1,535	1,549,398
San Diego Unified School District (GO) (AGM) Series F-1
¤ 5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	132,355
5.250%, 07/01/27	350	373,128
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	1,080	1,091,296
San Diego Unified School District (GO) Series H-2
5.000%, 07/01/25	2,225	2,248,271
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/25	170	171,778
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	330	341,734

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	$1,833,322
San Francisco Bay Area Rapid Transit District (GO) Series D
4.000%, 08/01/35	2,000	2,001,627
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	580,517
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,000	1,003,290
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,063,813
5.000%, 10/01/35	1,000	1,011,577
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	220	234,433
San Francisco Community College District (GO)
5.000%, 06/15/25	380	383,260
5.000%, 06/15/31	2,000	2,015,387
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	459,417
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	875	883,379
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,535	1,595,699
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,180	1,274,211
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,574,708
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	275	$278,058
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	315	323,419
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/25	575	585,295
San Mateo County Community College District (GO) Series A
¤ 5.000%, 09/01/45 (Pre-refunded @ $100, 9/1/25)	1,645	1,667,736
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	150	162,751
San Mateo County Transit District (RB) Series A
5.000%, 06/01/29	1,595	1,605,805
4.000%, 06/01/33	2,205	2,209,053
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,165	1,186,447
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	363,237
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	355	367,567
5.000%, 08/01/27	145	153,773
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	850	856,222
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	581,395
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	545	563,463
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/25	365	367,350

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26	250	$258,738
Southern California Water Replenishment District (RB)
5.000%, 08/01/35	1,185	1,194,556
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	261,815
State of California (GO)
5.500%, 02/01/25	1,095	1,095,000
5.000%, 04/01/25	625	627,420
5.000%, 08/01/25	1,500	1,517,991
4.000%, 09/01/25	2,000	2,016,572
5.000%, 09/01/25	7,970	8,081,433
4.000%, 10/01/25	2,100	2,119,876
5.000%, 10/01/25	4,670	4,721,102
5.000%, 11/01/25	1,345	1,369,165
5.000%, 12/01/25	1,040	1,060,761
5.000%, 03/01/26	1,250	1,252,169
5.000%, 04/01/26	1,500	1,541,851
5.000%, 08/01/26	9,045	9,362,065
4.000%, 09/01/26	1,340	1,368,933
5.000%, 09/01/26	3,325	3,447,857
4.000%, 11/01/26	3,435	3,516,776
3.500%, 08/01/27	2,905	2,962,634
5.000%, 08/01/27	1,175	1,187,045
5.000%, 11/01/27	245	259,943
5.000%, 12/01/27	1,285	1,365,600
5.000%, 04/01/28	1,710	1,826,120
5.000%, 08/01/28	2,850	3,030,280
5.000%, 09/01/28	2,250	2,327,360
5.000%, 10/01/28	5	5,010
5.000%, 08/01/30	1,000	1,009,955
5.250%, 08/01/31	1,400	1,415,022
5.000%, 03/01/32	1,870	1,873,717
4.000%, 09/01/32	100	101,049
5.000%, 10/01/32	5	5,010
5.000%, 10/01/35	2,030	2,073,187
4.000%, 11/01/35	1,000	1,015,612
4.000%, 09/01/36	1,960	1,970,585
State of California (GO) Series B
5.000%, 10/01/26	1,515	1,573,852
State of California (GO) (AMBAC)
5.000%, 02/01/27	860	899,629
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	240	245,010
Stockton Public Financing Authority (RB) (AGC)
5.000%, 09/01/25	420	425,468
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO)
5.000%, 08/01/25	755	$763,918
5.000%, 08/01/26	2,920	2,986,177
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	310,575
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	735	743,682
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	384,414
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	103,600
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	434,827
University of California (RB) Series BS
5.000%, 05/15/26	2,285	2,352,715
University of California (RB) Series AR
5.000%, 05/15/30	545	559,432
5.000%, 05/15/32	1,590	1,630,686
University of California (RB) Series BX
5.000%, 05/15/26	3,165	3,258,793
University of California (RB) Series BZ
5.000%, 05/15/26	4,000	4,118,714
5.000%, 05/15/27	1,600	1,684,519
University of California (RB) Series I
4.000%, 05/15/33	1,255	1,259,323
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,010,564
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	143,101
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	500	505,634
5.000%, 08/01/26	2,005	2,072,691
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	233,579
4.000%, 08/01/34	1,260	1,262,730

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
5.000%, 06/30/25	1,070	$1,080,507
TOTAL MUNICIPAL BONDS (Cost $330,457,749)		330,385,759
COMMERCIAL PAPER — (1.5%)
California Statewide Communities Development Authority
2.980%, 02/05/25	3,000	3,000,154
	Face Amount	Value†
	(000)

3.100%, 03/13/25	2,000	$2,000,746
TOTAL COMMERCIAL PAPER (Cost $5,000,000)		5,000,900

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $165,561)	165,545	165,562
TOTAL INVESTMENTS — (100.0%)
(Cost $335,623,310)^^		$335,552,221
As of January 31, 2025, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	$396,828	$396,828
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	266,790	266,790
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	231,166	231,166
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	226,597	226,597
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	172,587	172,587
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	754,035	754,035
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	361,382	361,382
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	416,593	416,593
Bank of America Corp.	2.559%	Fixed	CPI	Maturity	USD	12,000,000	05/13/25	—	—	2,452	2,452
Bank of America Corp.	2.559%	Fixed	CPI	Maturity	USD	11,000,000	11/15/25	—	—	19,980	19,980
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	6,000,000	04/03/25	—	—	19,707	19,707
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	929,352	929,352
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	5,000,000	05/16/25	—	—	3,553	3,553
Bank of America Corp.	2.404%	Fixed	CPI	Maturity	USD	22,000,000	02/27/25	—	—	103,255	103,255
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	598,123	598,123
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	630,397	630,397
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	54,077	54,077
Bank of America Corp.	2.100%	Fixed	CPI	Maturity	USD	8,000,000	02/09/25	—	—	55,075	55,075
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,156,134	1,156,134
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	131,999	131,999
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	26,000,000	12/27/25	—	—	33,402	33,402
Citibank, N.A.	2.520%	Fixed	CPI	Maturity	USD	12,000,000	03/13/25	—	—	43,027	43,027
Citibank, N.A.	2.428%	Fixed	CPI	Maturity	USD	9,000,000	02/16/25	—	—	35,640	35,640

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.163%	Fixed	CPI	Maturity	USD	10,000,000	02/01/25	—	—	$58,927	$58,927
Citibank, N.A.	1.990%	Fixed	CPI	Maturity	USD	9,000,000	07/22/25	—	—	35,507	35,507
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	802,533	802,533
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	558,732	558,732
Morgan Stanley and Co. International	2.660%	Fixed	CPI	Maturity	USD	7,000,000	11/27/25	—	—	5,977	5,977
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	9,000,000	12/19/25	—	—	10,172	10,172
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	13,000,000	10/22/25	—	—	49,194	49,194
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	93,808	93,808
Morgan Stanley and Co. International	2.201%	Fixed	CPI	Maturity	USD	11,000,000	09/25/26	—	—	87,489	87,489
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	12,000,000	07/30/25	—	—	56,952	56,952
Total Appreciation										$8,401,442	$8,401,442
Bank of America Corp.	2.769%	Fixed	CPI	Maturity	USD	22,000,000	01/21/26	—	—	(26,647)	(26,647)
Morgan Stanley and Co. International	2.649%	Fixed	CPI	Maturity	USD	12,000,000	01/28/26	—	—	(1,796)	(1,796)
Total (Depreciation)										$(28,443)	$(28,443)
Total Appreciation (Depreciation)										$8,372,999	$8,372,999
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$330,385,759	—	$330,385,759
Commercial Paper	—	5,000,900	—	5,000,900
Investment Companies	$165,562	—	—	165,562
Total Investments in Securities	$165,562	$335,386,659	—	$335,552,221
Financial Instruments
Assets
Swap Agreements**	—	8,401,442	—	8,401,442
Liabilities
Swap Agreements**	—	(28,443)	—	(28,443)
Total Financial Instruments	—	$8,372,999	—	$8,372,999
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$65,396
Government National Mortgage Association, TBA
	6.000%, 02/01/55 TBA		24,948	25,158,499
Uniform Mortgage-Backed Security, TBA
	2.000%, 02/01/55 TBA		78,346	60,975,223
	2.500%, 02/01/55 TBA		75,819	61,784,702
	6.000%, 02/01/55 TBA		59,893	60,299,935
	6.500%, 02/01/55 TBA		42,843	43,922,426
TOTAL AGENCY OBLIGATIONS				252,206,181
BONDS — (81.1%)
AUSTRALIA — (6.5%)
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,602,894
	2.000%, 07/15/30	EUR	1,367	1,321,268
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.560%, FRN, 4.936%, 03/18/26		6,900	6,915,482
(r)	3M Euribor + 0.400%, FRN, 3.413%, 05/21/27	EUR	6,300	6,542,223
(r)Ω	SOFR + 0.850%, FRN, 5.238%, 12/16/29		3,000	3,023,214
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	957,593
	3.125%, 04/29/33	EUR	3,000	3,094,073
Buckeye Partners LP
	3.950%, 12/01/26		87	84,590
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	4.760%, 07/07/25		1,000	1,000,776
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,800	1,754,441
Ω	5.875%, 04/15/30		700	692,038
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Ω	4.375%, 04/01/31		2,100	$1,916,111
Glencore Funding LLC
Ω	2.500%, 09/01/30		910	793,638
Ω	2.850%, 04/27/31		3,000	2,614,095
National Australia Bank Ltd.
(r)	SOFR + 0.760%, FRN, 5.236%, 05/13/25		1,000	1,001,519
(r)	SOFR + 0.860%, FRN, 5.269%, 06/09/25		5,835	5,847,821
(r)Ω	SOFR + 0.620%, FRN, 5.018%, 06/11/27		5,000	5,015,540
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	14,820	7,456,837
	2.000%, 03/08/33	AUD	8,000	4,020,956
	1.750%, 03/20/34	AUD	22,200	10,475,382
	4.250%, 02/20/36	AUD	18,900	10,746,785
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	4,755,584
	1.750%, 07/20/34	AUD	34,000	15,708,132
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,025,062
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		3,000	2,893,408
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	14,941,719
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,548,441
	4.250%, 12/20/32	AUD	10,800	6,442,629
	2.250%, 09/15/33	AUD	6,000	3,008,406
	2.250%, 11/20/34	AUD	51,000	24,521,008
	2.000%, 09/17/35	AUD	21,100	9,593,622
	2.000%, 11/20/37	AUD	12,000	5,056,136
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	7,407,847
Westpac Banking Corp.
(r)	SOFR + 1.000%, FRN, 5.442%, 08/26/25		500	502,139
(r)	SOFR + 0.420%, FRN, 4.717%, 04/16/26		5,000	5,000,587
(r)	SOFR + 0.810%, FRN, 5.177%, 04/16/29		3,000	3,009,240

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.880%, FRN, 5.307%, 05/14/29	AUD	8,400	$5,244,422
TOTAL AUSTRALIA				188,535,658
CANADA — (11.3%)
Bank of Nova Scotia
	2.150%, 08/01/31		500	418,759
	2.450%, 02/02/32		14,891	12,529,950
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	4,500	3,094,871
Ω	0.950%, 06/15/25	CAD	1,830	1,250,522
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	2,000	1,377,548
Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,464,261
CI Financial Corp.
#	3.200%, 12/17/30		7,053	6,030,633
City of Montreal
	3.150%, 12/01/36	CAD	10,000	6,301,510
CPPIB Capital, Inc.
	3.950%, 06/02/32	CAD	25,600	18,276,077
	4.750%, 06/02/33	CAD	17,400	13,033,807
	4.300%, 06/02/34	CAD	9,500	6,877,573
Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	469,915
	4.850%, 04/17/28		1,000	994,665
	4.625%, 04/29/30		200	194,174
Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	1,887,249
Methanex Corp.
#	5.250%, 12/15/29		3,260	3,174,539
Nutrien Ltd.
	3.000%, 04/01/25		40	39,887
Province of British Columbia
	2.850%, 06/18/25	CAD	3,400	2,339,282
	6.500%, 01/15/26		93	94,595
	3.200%, 06/18/32	CAD	20,000	13,579,110
	3.550%, 06/18/33	CAD	3,900	2,684,985
	4.150%, 06/18/34	CAD	29,700	21,215,775
	4.700%, 06/18/37	CAD	8,000	5,922,868
Province of Manitoba
	3.900%, 12/02/32	CAD	12,200	8,642,706
	3.800%, 06/02/33	CAD	14,100	9,861,026
	4.250%, 06/02/34	CAD	5,000	3,589,879
Province of Ontario
	2.650%, 02/05/25	CAD	5,000	3,440,293
	2.600%, 06/02/25	CAD	5,800	3,987,348
	3.750%, 06/02/32	CAD	15,000	10,573,537
	3.650%, 06/02/33	CAD	26,000	18,065,201
	4.150%, 06/02/34	CAD	34,200	24,471,937
	5.600%, 06/02/35	CAD	6,500	5,180,903
	4.600%, 06/02/39	CAD	5,000	3,669,591
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Province of Quebec
3.250%, 09/01/32	CAD	19,550	$13,322,545
3.600%, 09/01/33	CAD	12,000	8,289,070
4.450%, 09/01/34	CAD	30,000	21,908,763
5.750%, 12/01/36	CAD	6,000	4,854,743
5.000%, 12/01/38	CAD	13,000	9,868,586
Province of Saskatchewan
5.000%, 03/05/37	CAD	3,850	2,929,613
Royal Bank of Canada
3.403%, 03/24/25	CAD	19,500	13,424,657
# 2.300%, 11/03/31		300	253,919
3.875%, 05/04/32		8,000	7,392,841
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,726,401
6.800%, 05/15/38		2,028	2,171,216
TC PipeLines LP
3.900%, 05/25/27		2,000	1,957,750
Toronto-Dominion Bank
(r) 3M Euribor + 0.350%, FRN, 3.355%, 02/16/27	EUR	3,000	3,113,390
1.952%, 04/08/30	EUR	13,200	12,900,341
3.200%, 03/10/32		1,000	877,768
3.129%, 08/03/32	EUR	2,000	2,048,866
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	997,290
TOTAL CANADA			328,772,735
DENMARK — (0.0%)
DSV Finance BV
1.375%, 03/16/30	EUR	400	383,689
FINLAND — (0.2%)
Nokia OYJ
4.375%, 06/12/27		350	343,537
OP Corporate Bank PLC
(r) 3M Euribor + 0.400%, FRN, 3.115%, 03/28/27	EUR	3,300	3,429,152
0.625%, 11/12/29	EUR	2,750	2,542,889
TOTAL FINLAND			6,315,578
FRANCE — (4.7%)
Agence Francaise de Developpement EPIC
1.500%, 10/31/34	EUR	9,000	7,935,795
0.500%, 05/31/35	EUR	1,000	782,094
Agence France Locale
3.125%, 03/20/34	EUR	800	820,325
Banque Federative du Credit Mutuel SA
2.625%, 11/06/29	EUR	4,500	4,563,760
0.750%, 01/17/30	EUR	1,200	1,105,449
1.250%, 06/03/30	EUR	1,700	1,592,937
0.625%, 02/21/31	EUR	9,900	8,773,855

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	1.125%, 01/19/32	EUR	2,700	$2,405,735
BNP Paribas SA
	2.100%, 04/07/32	EUR	1,500	1,425,482
BPCE SA
Ω	3.500%, 10/23/27		5,000	4,795,409
#Ω	2.700%, 10/01/29		6,626	5,966,204
	2.375%, 04/26/32	EUR	1,400	1,380,255
Bpifrance SACA
	3.375%, 05/25/34	EUR	2,500	2,610,063
Credit Agricole SA
	4.000%, 01/18/33	EUR	7,500	8,203,412
Electricite de France SA
Ω	3.625%, 10/13/25		40	39,635
	5.875%, 07/18/31	GBP	3,200	4,099,905
	6.125%, 06/02/34	GBP	1,500	1,905,722
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	47,250	37,715,377
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,233,179
SNCF Reseau
	1.875%, 03/30/34	EUR	5,400	4,932,415
	5.250%, 01/31/35	GBP	8,050	10,072,070
Societe Generale SA
#Ω	4.750%, 09/14/28		1,000	984,789
Ω	3.000%, 01/22/30		1,400	1,255,883
	4.250%, 11/16/32	EUR	1,000	1,108,977
Societe Nationale SNCF SACA
	3.125%, 05/25/34	EUR	2,000	2,032,798
UNEDIC ASSEO
	0.500%, 05/25/36	EUR	1,300	991,937
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	475,906
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,248,426
WEA Finance LLC
#Ω	3.500%, 06/15/29		9,550	8,857,937
TOTAL FRANCE				138,315,731
GERMANY — (1.9%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	9,048,952
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	900	884,931
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	26,010
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	600,749
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	2,832,785
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	3,000	$2,861,109
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		4,000	3,756,320
#Ω	2.375%, 02/16/31		8,100	6,750,223
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	167,880
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	150,877
Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	1,800	1,884,171
Ω	2.875%, 03/11/41		6,000	4,359,588
T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,821,597
Volkswagen Financial Services NV
	0.875%, 02/20/25	GBP	3,000	3,712,668
	4.250%, 10/09/25	GBP	600	738,486
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,642,289
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	3,004,401
Ω	7.125%, 04/14/30		3,908	3,907,892
TOTAL GERMANY				55,150,928
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		100	91,555
	3.625%, 03/24/32		19,800	17,973,527
TOTAL HONG KONG				18,065,082
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,413,963
	3.850%, 10/29/41		1,000	787,111
TOTAL IRELAND				4,201,074
ITALY — (1.3%)
Eni SpA
	0.625%, 01/23/30	EUR	1,000	924,697
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,454,077
	1.750%, 07/04/29	EUR	3,800	3,743,100
Ω	4.000%, 09/23/29		2,000	1,892,557
	2.500%, 01/15/30	GBP	3,850	4,233,779
	1.350%, 02/24/31	EUR	1,400	1,299,244

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

ITALY — (Continued)
	5.625%, 03/08/33	EUR	500	$591,315
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	4,675,074
	4.000%, 02/01/37	EUR	6,000	6,460,270
Snam SpA
	0.625%, 06/30/31	EUR	7,000	6,154,741
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	6,906,568
TOTAL ITALY				38,335,422
JAPAN — (9.2%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	170,636
Ω	2.500%, 02/10/41		5,400	3,478,209
Aircastle Ltd.
	4.250%, 06/15/26		500	495,351
Ω	2.850%, 01/26/28		1,500	1,401,762
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	632,000	4,015,754
	0.200%, 03/20/32	JPY	4,000,000	24,394,339
	0.200%, 09/20/32	JPY	4,580,000	27,738,095
	0.500%, 12/20/32	JPY	3,000,000	18,543,344
	0.400%, 06/20/33	JPY	4,500,000	27,421,000
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,440,000	10,275,766
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	9,954,286
	1.400%, 09/20/34	JPY	2,700,000	17,704,633
	1.200%, 09/20/35	JPY	3,550,000	22,648,174
	0.400%, 03/20/36	JPY	4,630,000	26,936,363
	0.600%, 09/20/37	JPY	2,200,000	12,760,837
	0.500%, 12/20/41	JPY	2,268,000	11,901,023
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		5,000	4,458,899
	3.556%, 06/15/32	EUR	4,069	4,311,718
	3.751%, 07/18/39		3,155	2,660,135
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	923	850,404
	0.693%, 10/07/30	EUR	1,620	1,464,246
	2.096%, 04/08/32	EUR	2,850	2,723,298
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	706,700
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,873,127
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	9,209,041
Sumitomo Mitsui Financial Group, Inc.
	3.040%, 07/16/29		4,750	4,371,901
	0.632%, 10/23/29	EUR	2,000	1,856,947
	2.750%, 01/15/30		790	709,992
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	2.130%, 07/08/30		4,000	$3,439,053
	2.222%, 09/17/31		6,000	5,019,653
	TOTAL JAPAN			267,494,686
LUXEMBOURG — (0.0%)
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	723,520
NETHERLANDS — (0.8%)
	ABN AMRO Bank NV
	3.750%, 04/20/25	EUR	4,000	4,157,394
	BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,571,850
Cooperatieve Rabobank UA
(r)	SOFR + 0.900%, FRN, 5.268%, 10/05/26		1,340	1,351,145
(r)	SOFR + 0.890%, FRN, 5.266%, 10/17/29		5,100	5,110,875
	5.250%, 05/24/41		255	248,856
	Enexis Holding NV
	3.500%, 05/30/36	EUR	7,000	7,378,006
	Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,654,788
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	1,926,871
	TOTAL NETHERLANDS			23,399,785
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	3,200	1,769,048
	2.750%, 04/15/37	NZD	27,300	12,530,187
	TOTAL NEW ZEALAND			14,299,235
NORWAY — (0.2%)
	Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,007,091
	Equinor ASA
	1.625%, 11/09/36	EUR	4,500	3,901,430
	TOTAL NORWAY			4,908,521
SPAIN — (0.2%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	301,616
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	205,592
	Telefonica Emisiones SA
	7.045%, 06/20/36		4,530	4,981,161

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Telefonica Europe BV
	8.250%, 09/15/30		500	$569,264
TOTAL SPAIN				6,057,633
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.7%)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.797%, 02/20/28		1,200	1,201,836
(r)	SOFR + 0.300%, FRN, 4.764%, 02/16/29		2,100	2,097,412
European Investment Bank
	2.150%, 01/18/27	JPY	1,009,600	6,716,900
Inter-American Development Bank, SOFR + 0.370%, FRN
(r)	4.752%, 08/01/29		3,432	3,434,990
International Bank for Reconstruction & Development
	0.625%, 04/22/25		21	20,826
International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	1,539,603
	1.500%, 04/15/35	AUD	10,100	4,578,017
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				19,589,584
SWEDEN — (0.2%)
Investor AB
	0.375%, 10/29/35	EUR	1,000	760,829
Skandinaviska Enskilda Banken AB, SOFR + 0.960%, FRN
(r)Ω	5.373%, 06/09/25		5,000	5,012,368
TOTAL SWEDEN				5,773,197
SWITZERLAND — (0.6%)
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	15,953,474
	0.625%, 02/24/33	EUR	200	168,378
TOTAL SWITZERLAND				16,121,852
UNITED KINGDOM — (2.5%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	252,032
Ω	5.500%, 08/11/32		1,000	991,739
Ω	5.950%, 10/15/33		5,000	5,058,782
Barclays PLC
	3.250%, 01/17/33	GBP	7,500	7,953,561
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
BAT Capital Corp.
	2.726%, 03/25/31		4,000	$3,478,302
BAT International Finance PLC
	3.125%, 03/06/29	EUR	1,400	1,455,920
	2.250%, 01/16/30	EUR	6,500	6,449,245
British Telecommunications PLC
Ω	3.250%, 11/08/29		600	552,843
	3.125%, 11/21/31	GBP	1,500	1,652,398
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	1,794,371
HSBC Holdings PLC
	4.950%, 03/31/30		2,000	1,991,328
LCR Finance PLC
	4.500%, 12/07/38	GBP	518	609,267
LSEGA Financing PLC
Ω	3.200%, 04/06/41		1,736	1,283,677
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,144,368
	4.275%, 01/16/35	EUR	500	544,026
Rolls-Royce PLC
Ω	3.625%, 10/14/25		3,000	2,962,676
Smith & Nephew PLC
	2.032%, 10/14/30		200	169,017
Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	4,041,914
Transport for London
	4.000%, 09/12/33	GBP	5,900	6,659,976
U.K. Gilts
	1.125%, 01/31/39	GBP	25,400	19,889,929
Vodafone Group PLC
	6.150%, 02/27/37		1,772	1,861,979
TOTAL UNITED KINGDOM				73,797,350
UNITED STATES — (39.6%)
Abbott Laboratories
	4.750%, 11/30/36		4,000	3,876,062
	5.300%, 05/27/40		7,320	7,383,977
AbbVie, Inc.
	3.800%, 03/15/25		29	28,974
	4.050%, 11/21/39		2,230	1,914,764
	4.400%, 11/06/42		500	435,562
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		700	630,404
#	3.500%, 03/15/32		2,600	2,185,135
AECOM
	5.125%, 03/15/27		5,660	5,628,388
Aetna, Inc.
	6.750%, 12/15/37		700	740,103
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		3,100	2,837,624

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	$7,890,524
Alabama Power Co.
	2.800%, 04/01/25		30	29,912
Allstate Corp.
	5.950%, 04/01/36		600	629,026
Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,723,258
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	4,201,142
	2.450%, 02/04/32		612	505,138
	5.800%, 02/14/39		1,000	993,407
	4.500%, 05/02/43		1,000	820,097
Amazon.com, Inc.
	3.875%, 08/22/37		400	353,395
	2.875%, 05/12/41		12,800	9,430,518
American Tower Corp.
	0.875%, 05/21/29	EUR	1,000	946,318
	0.950%, 10/05/30	EUR	2,000	1,832,501
	1.000%, 01/15/32	EUR	3,247	2,869,580
	4.050%, 03/15/32		2,725	2,531,569
Ameriprise Financial, Inc.
	4.500%, 05/13/32		700	675,421
Amgen, Inc.
	3.125%, 05/01/25		37	36,871
	3.350%, 02/22/32		655	585,760
	3.150%, 02/21/40		2,000	1,496,015
	4.950%, 10/01/41		1,500	1,360,049
APA Corp.
Ω	6.000%, 01/15/37		500	494,787
Apple, Inc.
	2.500%, 02/09/25		253	252,891
	3.000%, 06/20/27		64	62,129
	2.375%, 02/08/41		7,000	4,831,764
	3.850%, 05/04/43		8,000	6,634,726
ARES Capital Corp.
	3.875%, 01/15/26		4,000	3,957,838
#	3.200%, 11/15/31		3,700	3,188,969
Arizona Public Service Co.
	2.200%, 12/15/31		500	413,557
	5.050%, 09/01/41		700	635,530
Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,131,495
Ashland, Inc.
Ω	3.375%, 09/01/31		12,070	10,375,488
Assurant, Inc.
	2.650%, 01/15/32		4,450	3,710,424
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,463	1,493,842
	3.550%, 12/17/32	EUR	1,500	1,585,999
	2.550%, 12/01/33		181	146,107
	4.850%, 03/01/39		1,700	1,575,688
	3.500%, 06/01/41		4,355	3,340,737
	4.300%, 12/15/42		3,500	2,927,709
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,065,337
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.850%, 03/01/32		8,000	$7,185,350
AutoZone, Inc.
3.250%, 04/15/25		72	71,809
Avnet, Inc.
4.625%, 04/15/26		65	64,764
3.000%, 05/15/31		555	476,062
Ball Corp.
2.875%, 08/15/30		5,865	5,079,950
Bank of America Corp.
2.300%, 07/25/25	GBP	200	245,155
5.875%, 02/07/42		13,200	13,785,927
Bath & Body Works, Inc.
# 5.250%, 02/01/28		2,000	1,984,103
Baxter International, Inc.
1.300%, 05/15/29	EUR	1,300	1,248,205
Belo Corp.
7.250%, 09/15/27		1,000	1,031,620
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	84,248
2.000%, 03/18/34	EUR	6,500	6,093,742
2.375%, 06/19/39	GBP	15,000	13,004,903
4.400%, 05/15/42		200	181,087
4.300%, 05/15/43		3,300	2,847,451
Berkshire Hathaway, Inc.
0.440%, 09/13/29	JPY	2,020,000	12,414,906
0.437%, 04/15/31	JPY	2,050,000	12,198,670
0.472%, 01/23/32	JPY	1,100,000	6,455,393
# 4.500%, 02/11/43		200	182,649
Black Hills Corp.
4.350%, 05/01/33		2,250	2,080,565
BlackRock Funding, Inc.
4.900%, 01/08/35		4,500	4,429,625
Blackrock, Inc.
1.250%, 05/06/25	EUR	7,800	8,060,756
4.750%, 05/25/33		5,000	4,909,700
Block Financial LLC
2.500%, 07/15/28		1,500	1,374,107
Block, Inc.
3.500%, 06/01/31		9,932	8,838,196
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,494,620
Boeing Co.
2.500%, 03/01/25		75	74,805
2.950%, 02/01/30		500	448,567
Booking Holdings, Inc.
4.750%, 11/15/34	EUR	5,000	5,750,310
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,423,614
Boston Properties LP
3.400%, 06/21/29		200	184,781
2.450%, 10/01/33		3,000	2,316,722
BP Capital Markets PLC
1.231%, 05/08/31	EUR	4,750	4,380,214
2.822%, 04/07/32	EUR	4,000	4,039,732
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	769,810

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		8,200	$7,109,468
Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	2,150,448
Broadcom, Inc.
	4.300%, 11/15/32		750	705,650
Ω	3.419%, 04/15/33		1,000	874,379
Ω	3.137%, 11/15/35		205	166,622
Ω	3.500%, 02/15/41		14,600	11,285,747
Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,393,177
Brown & Brown, Inc.
	4.500%, 03/15/29		800	784,015
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,223,428
#	4.400%, 09/15/32		10,000	9,123,681
Campbell's Co.
	3.300%, 03/19/25		47	46,914
Capital One Financial Corp.
	3.800%, 01/31/28		4,400	4,267,934
	1.650%, 06/12/29	EUR	8,515	8,342,200
CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,762,204
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,845,056
Chemours Co.
	5.375%, 05/15/27		1,600	1,567,745
Chevron USA, Inc.
	6.000%, 03/01/41		8,000	8,562,745
	5.250%, 11/15/43		10,300	10,067,761
Choice Hotels International, Inc.
	3.700%, 12/01/29		700	652,427
Cigna Group
	4.800%, 08/15/38		7,336	6,667,088
Cisco Systems, Inc.
	5.500%, 01/15/40		1,000	1,011,477
Citigroup, Inc.
	8.125%, 07/15/39		3,400	4,207,345
	5.875%, 01/30/42		4,000	4,105,225
CME Group, Inc.
	5.300%, 09/15/43		7,628	7,610,947
CMS Energy Corp.
	3.600%, 11/15/25		37	36,624
	3.000%, 05/15/26		58	56,751
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	2,550	2,484,397
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,220,573
	5.250%, 05/30/29		1,600	1,589,992
Comcast Corp.
	0.750%, 02/20/32	EUR	2,700	2,384,332
	4.400%, 08/15/35		500	460,871
	4.600%, 10/15/38		4,600	4,155,692
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.250%, 11/01/39		3,780	$2,870,045
Conagra Brands, Inc.
	5.300%, 11/01/38		5,000	4,708,113
Consolidated Edison Co. of New York, Inc.
	5.500%, 12/01/39		1,905	1,880,205
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,553,984
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	3,004,657
Ω	2.875%, 04/01/32		3,000	2,472,365
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,726,544
	2.900%, 12/01/33		2,875	2,315,109
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	79,000
Ω	4.800%, 02/01/35		8,000	7,268,306
Ω	8.375%, 03/01/39		2,225	2,603,925
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,124,262
CSX Corp.
	6.150%, 05/01/37		3,000	3,199,861
CVS Health Corp.
	3.250%, 08/15/29		300	275,750
	6.125%, 09/15/39		800	791,793
	4.125%, 04/01/40		425	338,461
Dell, Inc.
	6.500%, 04/15/38		3,500	3,645,982
Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,414,252
Devon Energy Corp.
	5.600%, 07/15/41		197	181,422
	4.750%, 05/15/42		1,000	829,893
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32		12,700	11,147,815
Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	956,616
Discovery Communications LLC
	3.450%, 03/15/25		66	65,854
	1.900%, 03/19/27	EUR	5,700	5,735,461
	3.625%, 05/15/30		3,000	2,682,110
Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,336,072
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,727,770
	4.250%, 10/01/34		1,055	956,916
DPL, Inc.
	4.125%, 07/01/25		940	936,903
	4.350%, 04/15/29		5,029	4,688,674
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,209,653
	3.300%, 06/15/41		1,250	918,872
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	2,412,459
Eagle Materials, Inc.
	2.500%, 07/01/31		500	428,703

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Eastman Chemical Co.
	3.800%, 03/15/25		5	$4,994
	1.875%, 11/23/26	EUR	3,000	3,062,132
Elevance Health, Inc.
	4.625%, 05/15/42		1,000	872,754
	4.650%, 01/15/43		2,000	1,740,128
Emerson Electric Co.
	3.150%, 06/01/25		62	61,698
Energy Transfer LP
	3.750%, 05/15/30		1,755	1,639,995
EnerSys
Ω	4.375%, 12/15/27		3,700	3,573,672
Entergy Corp.
	2.800%, 06/15/30		1,600	1,428,776
EPR Properties
	4.950%, 04/15/28		1,500	1,480,582
	3.750%, 08/15/29		7,600	7,050,194
	3.600%, 11/15/31		6,000	5,287,491
EQM Midstream Partners LP
Ω	4.750%, 01/15/31		3,500	3,332,327
Equifax, Inc.
	3.250%, 06/01/26		900	881,877
	3.100%, 05/15/30		800	727,692
Equinix, Inc.
	2.500%, 05/15/31		545	467,603
Exelon Corp.
	3.950%, 06/15/25		27	26,944
Expedia Group, Inc.
	3.250%, 02/15/30		1,000	922,609
Exxon Mobil Corp.
	1.408%, 06/26/39	EUR	8,000	6,249,715
	2.995%, 08/16/39		200	151,536
	4.227%, 03/19/40		11,231	9,816,754
FedEx Corp.
	0.950%, 05/04/33	EUR	3,900	3,357,102
	4.900%, 01/15/34		600	575,754
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		947	947,000
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,646,286
	2.450%, 03/15/31		2,350	1,990,626
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	2,941,743
#	3.100%, 03/01/41		39	28,322
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	9,874,643
	3.000%, 07/01/31	GBP	2,000	2,208,246
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,341,623
Flex Ltd.
	4.875%, 06/15/29		549	541,151
	4.875%, 05/12/30		10,200	10,014,779
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Flowserve Corp.
	3.500%, 10/01/30		300	$274,145
	2.800%, 01/15/32		13,730	11,692,068
FMC Corp.
	5.650%, 05/18/33		1,500	1,497,442
Ford Motor Co.
	3.250%, 02/12/32		1,000	836,806
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		500	497,708
	5.113%, 05/03/29		301	293,839
	4.000%, 11/13/30		613	555,205
	3.625%, 06/17/31		1,000	871,373
Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	460,893
Fox Corp.
	4.709%, 01/25/29		279	276,483
	5.476%, 01/25/39		1,000	952,688
GATX Corp.
	3.250%, 03/30/25		60	59,815
	3.500%, 03/15/28		500	479,348
	3.500%, 06/01/32		3,065	2,728,728
General Motors Co.
	6.125%, 10/01/25		1,250	1,258,868
	5.150%, 04/01/38		1,000	916,207
General Motors Financial Co., Inc.
	3.600%, 06/21/30		1,000	919,286
	2.700%, 06/10/31		2,500	2,124,820
	3.100%, 01/12/32		1,000	858,242
Gilead Sciences, Inc.
	2.600%, 10/01/40		960	669,237
	5.650%, 12/01/41		10,700	10,758,861
Global Payments, Inc.
	2.900%, 05/15/30		2,900	2,588,128
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		500	497,326
	3.250%, 01/15/32		500	429,192
Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	6,379	5,608,913
	6.125%, 02/15/33		684	730,184
Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,686,497
Graphic Packaging International LLC
Ω	3.500%, 03/15/28		879	828,254
Ω	3.750%, 02/01/30		4,540	4,147,605
Halliburton Co.
	2.920%, 03/01/30		300	271,369
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		7,800	7,738,160
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,366,397

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		5,400	$4,776,990
HCA, Inc.
	3.500%, 09/01/30		725	662,464
	7.500%, 11/06/33		273	302,345
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,320,597
	Hess Corp.
	5.600%, 02/15/41		5,500	5,410,489
Home Depot, Inc.
	5.875%, 12/16/36		500	527,132
	3.300%, 04/15/40		2,000	1,559,380
	5.400%, 09/15/40		2,500	2,488,263
	4.200%, 04/01/43		600	508,587
	Howmet Aerospace, Inc.
	5.950%, 02/01/37		500	518,615
HP, Inc.
#	5.500%, 01/15/33		2,000	2,016,172
#	6.000%, 09/15/41		10,400	10,491,032
	Huntsman International LLC
	4.500%, 05/01/29		4,750	4,541,522
	Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,186,695
Intel Corp.
	4.600%, 03/25/40		1,200	1,001,997
	2.800%, 08/12/41		1,657	1,055,685
	5.625%, 02/10/43		11,900	10,968,499
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,834,671
International Business Machines Corp.
	0.650%, 02/11/32	EUR	5,000	4,389,760
	2.850%, 05/15/40		1,500	1,074,907
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		3,500	2,522,561
	Interpublic Group of Cos., Inc.
	4.650%, 10/01/28		500	496,590
	Interstate Power & Light Co.
	5.700%, 10/15/33		500	510,344
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	819,414
	2.700%, 01/15/34		2,100	1,680,642
	J.M. Smucker Co.
	3.500%, 03/15/25		58	57,899
	Jabil, Inc.
	3.600%, 01/15/30		1,483	1,378,175
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,431,394
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	$764,506
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	57,056
	2.625%, 10/15/31		1,200	1,016,640
	2.750%, 10/15/32		3,200	2,629,643
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	5.211%, 06/08/26		5,000	5,028,362
Johnson & Johnson
	2.450%, 03/01/26		38	37,273
	2.950%, 03/03/27		100	97,300
	2.100%, 09/01/40		8,000	5,357,753
#	4.500%, 12/05/43		5,000	4,560,149
JPMorgan Chase & Co.
	5.500%, 10/15/40		2,700	2,714,263
	5.600%, 07/15/41		11,700	11,822,608
	5.400%, 01/06/42		1,800	1,783,496
Juniper Networks, Inc.
	3.750%, 08/15/29		3,600	3,422,378
	2.000%, 12/10/30		750	628,930
	KB Home
	4.000%, 06/15/31		2,315	2,073,299
Kemper Corp.
	2.400%, 09/30/30		5,200	4,439,154
	3.800%, 02/23/32		3,500	3,093,283
	Kilroy Realty LP
	2.500%, 11/15/32		10,500	8,108,909
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		4,500	4,885,303
	5.000%, 08/15/42		1,000	874,749
	5.000%, 03/01/43		6,900	6,051,127
	Kroger Co.
	6.900%, 04/15/38		1,500	1,658,946
	Las Vegas Sands Corp.
	3.900%, 08/08/29		2,221	2,066,557
	Lazard Group LLC
	4.500%, 09/19/28		1,800	1,765,865
	Lear Corp.
	4.250%, 05/15/29		500	483,301
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		78	76,414
	4.625%, 12/02/30	EUR	2,000	2,213,113
Lincoln National Corp.
#	3.050%, 01/15/30		7,900	7,158,155
	3.400%, 01/15/31		127	115,177
	6.300%, 10/09/37		3,550	3,678,671
	7.000%, 06/15/40		800	875,751
	Loews Corp.
#	4.125%, 05/15/43		3,000	2,481,101
	LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,055,178
	Markel Group, Inc.
	3.350%, 09/17/29		4,300	4,007,535

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Marriott International, Inc.
	3.750%, 03/15/25		1,500	$1,498,168
	4.000%, 04/15/28		5,901	5,761,975
	2.750%, 10/15/33		250	205,358
Mars, Inc.
Ω	3.600%, 04/01/34		595	523,888
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		400	337,474
Merck & Co., Inc.
	2.750%, 02/10/25		136	135,953
Meta Platforms, Inc.
	4.950%, 05/15/33		12,770	12,791,497
MetLife, Inc.
#	6.500%, 12/15/32		281	306,630
	5.375%, 07/15/33		200	202,280
	6.375%, 06/15/34		2,600	2,797,351
	5.700%, 06/15/35		1,215	1,248,764
MGM Resorts International
	4.625%, 09/01/26		2,693	2,668,903
Micron Technology, Inc.
	5.327%, 02/06/29		550	554,059
#	2.703%, 04/15/32		500	419,864
	3.366%, 11/01/41		1,500	1,094,045
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	453,204
Ω	3.875%, 05/15/32		4,850	4,264,936
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,190,017
Morgan Stanley
	7.250%, 04/01/32		300	339,344
	6.375%, 07/24/42		3,527	3,835,584
MPLX LP
	4.500%, 04/15/38		3,500	3,051,283
Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	846,951
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,436,634
Nestle Capital Corp.
	4.750%, 03/22/36	GBP	10,000	11,978,049
Nestle Finance International Ltd.
	5.125%, 12/07/38	GBP	631	768,996
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,791,522
NextEra Energy Operating Partners LP
#Ω	4.500%, 09/15/27		4,700	4,459,172
NIKE, Inc.
	3.250%, 03/27/40		6,277	4,889,048
Nordstrom, Inc.
	4.000%, 03/15/27		500	483,930
#	4.375%, 04/01/30		2,300	2,095,796
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
NOV, Inc.
3.600%, 12/01/29		2,000	$1,868,179
Novartis Capital Corp.
3.700%, 09/21/42		200	162,627
Nucor Corp.
3.125%, 04/01/32		2,300	2,021,897
NuStar Logistics LP
5.625%, 04/28/27		432	432,168
NVIDIA Corp.
3.500%, 04/01/40		1,000	822,880
Omnicom Group, Inc.
4.200%, 06/01/30		300	289,402
OneMain Finance Corp.
7.125%, 03/15/26		5,000	5,099,875
ONEOK, Inc.
4.350%, 03/15/29		1,273	1,239,607
6.350%, 01/15/31		1,600	1,681,559
Oracle Corp.
3.800%, 11/15/37		2,000	1,667,736
6.125%, 07/08/39		1,400	1,450,565
3.600%, 04/01/40		2,000	1,559,865
5.375%, 07/15/40		1,100	1,053,924
3.650%, 03/25/41		9,000	6,958,308
Owens Corning
3.500%, 02/15/30		10,200	9,501,939
Paramount Global
7.875%, 07/30/30		2,013	2,196,371
# 4.950%, 01/15/31		500	473,636
4.200%, 05/19/32		3,000	2,673,762
5.500%, 05/15/33		400	381,309
Pfizer, Inc.
3.900%, 03/15/39		400	340,108
Philip Morris International, Inc.
0.800%, 08/01/31	EUR	4,700	4,191,763
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,556,236
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		4,600	4,285,671
6.700%, 05/15/36		800	851,102
6.650%, 01/15/37		1,700	1,794,721
4.300%, 01/31/43		534	424,203
Primerica, Inc.
2.800%, 11/19/31		4,350	3,724,703
Principal Financial Group, Inc.
6.050%, 10/15/36		500	522,909
4.625%, 09/15/42		1,000	880,268
Progress Energy, Inc.
7.750%, 03/01/31		730	826,076
7.000%, 10/30/31		630	700,873
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,309,164
0.500%, 02/16/32	EUR	11,500	9,890,009

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	$4,500,632
	1.625%, 06/17/32	EUR	1,000	913,014
Prudential Financial, Inc.
	3.000%, 03/10/40		400	294,887
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	660,269
Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	8,268,643
PulteGroup, Inc.
	6.000%, 02/15/35		800	819,726
PVH Corp.
	4.625%, 07/10/25		1,400	1,398,598
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	3,991
Rayonier LP
	2.750%, 05/17/31		3,185	2,710,439
Realty Income Corp.
	5.875%, 03/15/35		156	159,962
Roche Holdings, Inc.
(r)Ω	SOFR + 0.560%, FRN, 4.970%, 03/10/25		2,100	2,100,672
Ω	5.593%, 11/13/33		4,000	4,144,462
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	66,908
Royalty Pharma PLC
	2.150%, 09/02/31		1,600	1,320,270
	3.300%, 09/02/40		2,900	2,114,456
RTX Corp.
	4.450%, 11/16/38		1,000	893,675
	4.500%, 06/01/42		3,000	2,608,129
Sabra Health Care LP
	3.900%, 10/15/29		7,230	6,790,286
	3.200%, 12/01/31		3,658	3,135,524
Seagate HDD Cayman
	4.091%, 06/01/29		900	847,731
	4.125%, 01/15/31		9,500	8,684,968
	5.750%, 12/01/34		2,800	2,726,230
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,540,267
Ω	6.875%, 07/15/33		3,492	3,668,817
Sempra
	3.800%, 02/01/38		1,253	1,018,567
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,630,194
Shell Finance U.S., Inc.
	4.550%, 08/12/43		1,500	1,307,797
Shell International Finance BV
	6.375%, 12/15/38		400	436,767
	5.500%, 03/25/40		5,800	5,810,060
	3.625%, 08/21/42		17,200	13,322,476
Simon Property Group LP
	2.650%, 07/15/30		7,264	6,477,690
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	2.250%, 01/15/32	500	$415,697
State Street Bank & Trust Co., SOFR + 0.460%, FRN
(r)	4.907%, 11/25/26	4,000	4,005,592
Steel Dynamics, Inc.
	3.250%, 01/15/31	300	271,416
Steelcase, Inc.
	5.125%, 01/18/29	542	522,408
Stellantis Finance U.S., Inc.
#Ω	2.691%, 09/15/31	800	666,352
Store Capital LLC
	4.625%, 03/15/29	200	193,129
Sutter Health
	2.294%, 08/15/30	1,200	1,048,377
Tanger Properties LP
	2.750%, 09/01/31	1,000	849,168
Tapestry, Inc.
#	3.050%, 03/15/32	1,800	1,544,402
Targa Resources Corp.
	4.200%, 02/01/33	1,500	1,368,135
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27	100	100,857
Ω	5.750%, 01/15/28	5,000	5,010,495
Ω	5.125%, 08/01/30	650	628,346
Teledyne FLIR LLC
	2.500%, 08/01/30	2,000	1,752,330
Texas Instruments, Inc.
	3.875%, 03/15/39	200	172,167
Textron, Inc.
	2.450%, 03/15/31	750	641,567
Timken Co.
	4.125%, 04/01/32	600	551,682
Toll Brothers Finance Corp.
	4.350%, 02/15/28	4,018	3,947,197
	3.800%, 11/01/29	4,000	3,773,089
Travelers Cos., Inc.
	6.250%, 06/15/37	600	644,814
	5.350%, 11/01/40	500	490,328
TWDC Enterprises 18 Corp.
#	4.375%, 08/16/41	1,700	1,477,582
	4.125%, 12/01/41	7,011	5,887,438
U.S. Cellular Corp.
	6.700%, 12/15/33	800	855,751
Under Armour, Inc.
	3.250%, 06/15/26	6,250	6,067,026
United Parcel Service, Inc.
	5.200%, 04/01/40	500	488,245
	4.875%, 11/15/40	255	238,614
UnitedHealth Group, Inc.
	4.625%, 07/15/35	777	735,773
	3.500%, 08/15/39	5,300	4,218,976
	2.750%, 05/15/40	3,000	2,120,503
Unum Group
	3.875%, 11/05/25	23	22,767

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
4.000%, 06/15/29		1,100	$1,055,866
5.750%, 08/15/42		125	122,099
Verizon Communications, Inc.
2.355%, 03/15/32		53	44,090
4.750%, 02/17/34	GBP	1,500	1,778,931
3.400%, 03/22/41		5,000	3,795,534
VF Corp.
# 2.950%, 04/23/30		2,166	1,891,096
Viatris, Inc.
3.850%, 06/22/40		12,500	9,370,637
Visa, Inc.
2.700%, 04/15/40		3,000	2,189,141
Vontier Corp.
2.950%, 04/01/31		12,875	11,121,925
Voya Financial, Inc.
5.700%, 07/15/43		500	478,979
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,674,237
Walmart, Inc.
4.875%, 07/08/40		7,844	7,570,614
2.500%, 09/22/41		3,200	2,215,231
Walt Disney Co.
6.400%, 12/15/35		300	328,919
# 4.625%, 03/23/40		1,500	1,390,202
Waste Management, Inc.
2.950%, 06/01/41		1,000	731,306
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,939
Wells Fargo & Co.
3.000%, 02/19/25		190	189,826
0.625%, 03/25/30	EUR	1,016	931,596
0.625%, 08/14/30	EUR	3,461	3,138,564
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.472%, 12/11/26		4,000	4,041,428
Welltower OP LLC
3.100%, 01/15/30		1,000	916,551
Western Digital Corp.
4.750%, 02/15/26		980	974,231
2.850%, 02/01/29		4,800	4,303,057
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,811,923
3.375%, 06/15/30		500	459,089
Weyerhaeuser Co.
7.375%, 03/15/32		254	284,125
Whirlpool Corp.
3.700%, 05/01/25		145	144,682
Willis North America, Inc.
2.950%, 09/15/29		600	547,404
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	36,815
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,577,616
WRKCo, Inc.
4.200%, 06/01/32		2,150	2,009,535
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	$3,720,084
	3.625%, 03/15/31		2,470	2,210,298
TOTAL UNITED STATES				1,157,172,942
TOTAL BONDS				2,367,414,202
U.S. TREASURY OBLIGATIONS — (6.8%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25		54,000	54,057,227
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26		56,000	56,109,366
(r)	3M USTMMR + 0.150%, FRN, 4.390%, 04/30/26		56,000	56,049,779
(r)	3M USTMMR + 0.182%, FRN, 4.422%, 07/31/26		31,000	31,053,944
TOTAL U.S. TREASURY OBLIGATIONS				197,270,316
COMMERCIAL PAPER — (0.5%)
CANADA — (0.0%)
Bank of Montreal
	4.584%, 03/19/25		1,500	1,491,498
GERMANY — (0.2%)
Erste Abwicklungsanstalt
Ω	4.668%, 02/07/25		5,000	4,995,800
SINGAPORE — (0.2%)
DBS Bank Ltd.
Ω	4.566%, 03/24/25		5,000	4,968,285
UNITED STATES — (0.1%)
Bank of Montreal
	4.532%, 03/18/25		4,000	3,977,815
TOTAL COMMERCIAL PAPER (Cost $15,434,020)				15,433,398
FOREIGN SOVEREIGN OBLIGATIONS — (0.6%)
CANADA — (0.6%)
Canada Treasury Bills
∞	3.131%, 04/24/25	CAD	9,600	6,562,758
∞	3.121%, 04/09/25	CAD	10,700	7,322,986

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Quebec Treasury Bills
∞ 3.192%,03/14/25	CAD	6,000	$4,115,430
TOTAL CANADA			18,001,174
TOTAL INVESTMENT SECURITIES (Cost $3,039,546,678)			2,850,325,271

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	5,882,484	$68,048,569
TOTAL INVESTMENTS — (100.0%)
(Cost $3,107,587,725)^^			$2,918,373,840
As of January 31, 2025, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	30,827,771	CAD	42,830,928	Bank of America Corp.	02/12/25	$1,346,618
USD	17,602,046	CAD	25,222,676	Bank of New York Mellon	02/12/25	240,910
USD	11,668,574	CAD	16,332,409	Royal Bank of Canada	02/12/25	426,738
USD	7,603,054	CAD	10,626,953	State Street Bank and Trust	02/12/25	288,367
USD	88,014,653	EUR	82,461,397	Australia and New Zealand Bank	02/13/25	2,434,794
EUR	11,640,632	USD	11,992,796	UBS AG	02/13/25	88,052
USD	36,548,576	CAD	51,332,102	Bank of America Corp.	02/18/25	1,207,114
USD	3,394,001	CAD	4,857,644	Bank of New York Mellon	02/18/25	49,579
USD	12,087,660	CAD	17,125,575	State Street Bank and Trust	02/18/25	296,932
USD	59,466,092	GBP	46,818,272	State Street Bank and Trust	02/18/25	1,419,091
USD	1,430,765	AUD	2,299,700	Bank of New York Mellon	02/21/25	970
USD	1,831,787	NOK	20,231,569	Citibank, N.A.	02/21/25	44,378
AUD	1,502,503	USD	931,020	Goldman Sachs Capital Markets L.P.	02/21/25	3,133
USD	46,434,287	AUD	74,480,704	Royal Bank of Canada	02/21/25	127,315
USD	1,421,724	AUD	2,284,780	Australia and New Zealand Bank	02/28/25	1,163
USD	45,185,092	AUD	72,640,521	UBS AG	02/28/25	20,887
USD	16,119,502	GBP	12,844,330	Royal Bank of Canada	03/31/25	196,795
USD	71,289,313	EUR	67,926,367	Royal Bank of Canada	04/02/25	629,886
USD	82,662,683	EUR	79,228,819	Royal Bank of Canada	04/03/25	241,894
EUR	7,837,194	USD	8,036,394	State Street Bank and Trust	04/04/25	116,956
NZD	308,155	USD	173,432	Citibank, N.A.	04/07/25	572
USD	183,067	NZD	321,236	Citibank, N.A.	04/07/25	1,676
USD	94,316,928	CAD	134,551,058	Royal Bank of Canada	04/08/25	1,480,372
USD	7,565,320	CAD	10,845,005	State Street Bank and Trust	04/08/25	82,562
GBP	1,279,529	USD	1,556,558	Bank of America Corp.	04/10/25	29,587
USD	4,627,497	AUD	7,440,172	UBS AG	04/17/25	201
EUR	7,317,358	USD	7,555,743	UBS AG	04/22/25	64,094
USD	66,863,093	CAD	96,199,615	State Street Bank and Trust	04/23/25	440,788
USD	74,884,973	EUR	71,726,222	Australia and New Zealand Bank	04/25/25	181,859
Total Appreciation						$11,463,283
USD	106,582,029	JPY	16,751,815,057	Royal Bank of Canada	02/05/25	$(1,440,391)
JPY	445,801,097	USD	2,876,075	UBS AG	02/05/25	(1,371)
EUR	6,548,154	USD	6,800,880	UBS AG	02/13/25	(5,093)
USD	40,377,893	JPY	6,361,150,667	Royal Bank of Canada	02/14/25	(683,746)
GBP	12,331,313	USD	15,446,545	Societe Generale	02/18/25	(157,733)
NOK	20,231,569	USD	1,787,843	Citibank, N.A.	02/21/25	(434)
USD	106,393,107	JPY	16,459,417,888	Royal Bank of Canada	03/24/25	(315,945)
USD	1,322,912	GBP	1,081,293	Bank of New York Mellon	03/31/25	(17,532)
USD	1,140,777	GBP	925,775	State Street Bank and Trust	03/31/25	(6,876)
EUR	5,660,475	USD	5,917,234	Bank of America Corp.	04/03/25	(28,710)
EUR	6,120,294	USD	6,381,253	UBS AG	04/03/25	(14,384)

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	79,538,063	EUR	76,747,508	Royal Bank of Canada	04/04/25	$(305,467)
USD	154,481	NZD	275,023	Citibank, N.A.	04/07/25	(815)
USD	14,261,079	NZD	25,415,210	State Street Bank and Trust	04/07/25	(90,016)
USD	48,664,486	GBP	39,463,193	Citibank, N.A.	04/10/25	(255,344)
GBP	4,572,130	USD	5,701,485	Citibank, N.A.	04/10/25	(33,727)
USD	42,894,778	AUD	69,166,083	Bank of America Corp.	04/17/25	(121,960)
USD	77,064,312	EUR	74,469,482	State Street Bank and Trust	04/22/25	(483,532)
EUR	3,011,992	USD	3,151,032	UBS AG	04/25/25	(14,031)
Total (Depreciation)						$(3,977,107)
Total Appreciation (Depreciation)						$7,486,176
As of January 31, 2025, the value of Rule 144A securities amounted to $211,495,152 or 7.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$252,206,181	—	$252,206,181
Bonds
Australia	—	188,535,658	—	188,535,658
Canada	—	328,772,735	—	328,772,735
Denmark	—	383,689	—	383,689
Finland	—	6,315,578	—	6,315,578
France	—	138,315,731	—	138,315,731
Germany	—	55,150,928	—	55,150,928
Hong Kong	—	18,065,082	—	18,065,082
Ireland	—	4,201,074	—	4,201,074
Italy	—	38,335,422	—	38,335,422
Japan	—	267,494,686	—	267,494,686
Luxembourg	—	723,520	—	723,520
Netherlands	—	23,399,785	—	23,399,785
New Zealand	—	14,299,235	—	14,299,235
Norway	—	4,908,521	—	4,908,521
Spain	—	6,057,633	—	6,057,633
Supranational Organization Obligations	—	19,589,584	—	19,589,584
Sweden	—	5,773,197	—	5,773,197
Switzerland	—	16,121,852	—	16,121,852
United Kingdom	—	73,797,350	—	73,797,350
United States	—	1,157,172,942	—	1,157,172,942
U.S. Treasury Obligations	—	197,270,316	—	197,270,316
Commercial Paper	—	15,433,398	—	15,433,398
Foreign Sovereign Obligations	—	18,001,174	—	18,001,174
Securities Lending Collateral	—	68,048,569	—	68,048,569
Total Investments in Securities	—	$2,918,373,840	—	$2,918,373,840

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$11,463,283	—	$11,463,283
Liabilities
Forward Currency Contracts**	—	(3,977,107)	—	(3,977,107)
Total Financial Instruments	—	$7,486,176	—	$7,486,176
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (3.0%)
*	Allianca Saude e Participacoes SA	5,600	$11,298
	Allied Tecnologia SA	18,800	22,422
	Allos SA	46,200	150,204
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	2,494
	Alupar Investimento SA	60,516	293,983
	Ambev SA (ABEV US), ADR	220,998	408,846
	Ambev SA (ABEV3 BZ)	9,200	17,474
*	Ambipar Participacoes e Empreendimentos SA	1,597	35,946
	Anima Holding SA	46,900	16,532
	Armac Locacao Logistica E Servicos SA	13,600	11,450
	Atacadao SA	184,020	194,913
	Auren Energia SA	89,204	123,792
*	Automob Participacoes SA	152,107	8,069
	B3 SA - Brasil Bolsa Balcao	631,253	1,208,703
	Banco Bradesco SA (BBDC3 BZ)	184,029	347,020
	Banco BTG Pactual SA	149,192	831,475
	Banco do Brasil SA	226,772	1,074,092
	Banco Santander Brasil SA	179,719	798,334
	BB Seguridade Participacoes SA	95,054	626,857
	Bemobi Mobile Tech SA	13,617	31,549
*	Blau Farmaceutica SA	12,400	27,520
	Boa Safra Sementes SA	10,400	19,166
	Brisanet Servicos de Telecomunicacoes SA	21,500	10,007
	C&A Modas SA	42,650	71,448
	Caixa Seguridade Participacoes SA	98,488	247,398
	Camil Alimentos SA	37,242	30,334
	CCR SA	319,957	614,833
		Shares	Value»
BRAZIL — (Continued)
	Centrais Eletricas Brasileiras SA	46,749	$288,699
*	Cia Brasileira de Aluminio	33,667	31,339
*	Cia Brasileira de Distribuicao	77,936	36,007
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	2,978	48,184
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	22,350	361,674
	Cia de Saneamento de Minas Gerais Copasa MG	43,700	167,351
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	174,246
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	18,770
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	22,372
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	276,432
	Cia Paranaense de Energia - Copel	117,192	173,861
*	Cogna Educacao SA	632,876	152,695
	Cosan SA	113,829	150,758
	CPFL Energia SA	52,595	309,411
	Cruzeiro do Sul Educacional SA	22,000	12,950
	Cury Construtora e Incorporadora SA	67,099	248,232
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	106,577	372,579
Ω	Desktop SA	13,800	23,661
	Dexco SA	141,691	143,047
*	Diagnosticos da America SA	26,313	8,375
	Dimed SA Distribuidora da Medicamentos	22,448	31,882

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Direcional Engenharia SA	21,775	$107,235
	EcoRodovias Infraestrutura e Logistica SA	72,209	64,251
	Eletromidia SA	6,317	31,877
*	Embraer SA (EMBR3 BZ)	187,474	1,915,144
	Empreendimentos Pague Menos SA	19,225	10,362
	Energisa SA	89,581	607,932
	Engie Brasil Energia SA	45,896	289,007
	Equatorial Energia SA	198,089	1,021,960
	Even Construtora e Incorporadora SA	44,580	46,838
	Ez Tec Empreendimentos e Participacoes SA	40,196	87,352
	Fleury SA	94,686	191,834
	Fras-Le SA	12,182	45,130
	Gerdau SA, Sponsored ADR	68,908	200,522
Ω	GPS Participacoes e Empreendimentos SA	61,042	156,573
	Grendene SA	71,121	69,611
	Grupo Mateus SA	96,585	110,401
	Grupo SBF SA	33,476	66,104
	Guararapes Confeccoes SA	19,565	21,794
*Ω	Hapvida Participacoes e Investimentos SA	1,660,697	687,689
*	Hidrovias do Brasil SA	64,563	29,276
	Hypera SA	108,205	338,462
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,700	11,533
	Iochpe Maxion SA	22,800	53,059
	Irani Papel e Embalagem SA	33,400	41,721
*	IRB-Brasil Resseguros SA	18,102	163,858
	JHSF Participacoes SA	91,696	62,134
	JSL SA	14,248	13,677
	Kepler Weber SA	41,740	73,637
	Klabin SA	429,675	1,649,867
	Lavvi Empreendimentos Imobiliarios SA	12,800	19,011
		Shares	Value»
BRAZIL — (Continued)
	Localiza Rent a Car SA	93,543	$494,122
*	Log-in Logistica Intermodal SA	6,000	21,499
*	Lojas Quero-Quero SA	62,717	24,897
	Lojas Renner SA	265,643	620,465
Ω	LWSA SA	91,971	52,878
	M Dias Branco SA	14,332	56,602
*	Magazine Luiza SA	61,363	78,330
	Marcopolo SA	45,600	49,782
	Melnick Even Desenvolvimento Imobiliario SA	16,200	10,700
	Mills Locacao Servicos e Logistica SA	41,800	65,589
	Moura Dubeux Engenharia SA	10,100	21,845
	Movida Participacoes SA	69,411	46,915
*	MRV Engenharia e Participacoes SA	153,080	147,735
	Multiplan Empreendimentos Imobiliarios SA	23,149	88,729
	Natura & Co. Holding SA	294,848	636,713
	Neoenergia SA	60,609	194,457
*	Oceanpact Servicos Maritimos SA	15,900	14,964
	Odontoprev SA	106,697	206,308
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	4,665
	Ouro Fino Saude Animal Participacoes SA	1,600	5,010
	Pet Center Comercio e Participacoes SA	37,800	30,335
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	20,421
	Porto Seguro SA	88,518	605,716
	Positivo Tecnologia SA	30,352	29,656
*	Qualicorp Consultoria e Corretora de Seguros SA	72,400	24,034
	Raia Drogasil SA	276,998	999,630
Ω	Rede D'Or Sao Luiz SA	46,712	223,404
	Romi SA	17,940	28,917
	Rumo SA	22,700	71,471
	Santos Brasil Participacoes SA	89,891	202,730

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sendas Distribuidora SA (ASAI US), ADR	2,192	$12,604
	Sendas Distribuidora SA (ASAI3 BZ)	237,812	274,271
*Ω	Ser Educacional SA	18,800	17,114
*	Serena Energia SA	85,508	95,399
*	Simpar SA	101,351	62,607
	Smartfit Escola de Ginastica e Danca SA	29,845	99,482
	Suzano SA (SUZB3 BZ)	158,959	1,696,473
	SYN prop e tech SA	20,226	17,028
	Tegma Gestao Logistica SA	19,200	99,153
	Telefonica Brasil SA (VIV US), ADR	18,532	163,638
	Telefonica Brasil SA (VIVT3 BZ)	23,200	205,916
	TIM SA	222,851	595,256
	TOTVS SA	66,708	388,784
	Transmissora Alianca de Energia Eletrica SA	80,252	460,168
	Tres Tentos Agroindustrial SA	16,800	45,708
	Trisul SA	40,600	36,890
	Tupy SA	13,700	50,120
#	Ultrapar Participacoes SA (UGP US), Sponsored ADR	55,886	158,716
	Ultrapar Participacoes SA (UGPA3 BZ)	235,566	666,706
	Unifique Telecomunicacoes SA	10,600	6,258
	Unipar Carbocloro SA	6,409	53,189
	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,861	18,488
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	103,530
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,110	109,413
	Veste SA Estilo	4,700	5,107
	Vibra Energia SA	517,833	1,493,941
		Shares	Value»
BRAZIL — (Continued)
	Vivara Participacoes SA	29,900	$109,643
	Vulcabras SA	13,526	39,369
	WEG SA	187,578	1,766,633
	Wilson Sons SA	43,916	127,524
	Wiz Co.	14,000	14,302
	XP, Inc., BDR	2,473	33,768
	YDUQS Participacoes SA	48,164	84,476
*	Zamp SA	40,132	19,983
TOTAL BRAZIL			32,686,711
CHILE — (0.6%)
	Aguas Andinas SA, Class A	1,014,403	324,047
	Banco de Chile (BCH US), ADR	22,937	567,457
	Banco de Chile (CHILE CI)	1,082,723	134,038
	Banco de Credito e Inversiones SA	15,031	459,243
	Banco Santander Chile (BSAC US), ADR	7,781	158,810
	Banco Santander Chile (BSAN CI)	4,731,162	244,074
	Besalco SA	118,298	74,841
	Camanchaca SA	228,863	8,281
*	CAP SA	10,063	55,793
	Cencosud SA	251,235	640,101
	Cencosud Shopping SA	80,676	134,929
	Cia Cervecerias Unidas SA (CCU CI)	24,702	150,450
	Embotelladora Andina SA, ADR, Class B	10,551	205,744
	Empresa Nacional de Telecomunicaciones SA	39,535	124,834
	Empresas CMPC SA	230,620	393,484
	Empresas Copec SA	47,299	316,036
*	Empresas Hites SA	95,679	7,320
	Enel Americas SA (ENELAM CI)	1,739,674	156,514
	Enel Chile SA (ENELCHIL CI)	2,666,449	158,353
	Enel Chile SA (ENIC US), ADR	11,968	36,383
	Falabella SA	46,895	177,599
	Forus SA	22,023	40,416
	Grupo Security SA	563,444	154,882
	Instituto de Diagnostico SA	1,346	2,652
	Inversiones Aguas Metropolitanas SA	121,480	94,485

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Inversiones La Construccion SA	7,731	$68,820
*	Masisa SA	657,534	9,908
	Multiexport Foods SA	74,232	17,623
	Parque Arauco SA	133,407	229,047
	PAZ Corp. SA	19,614	10,176
	Plaza SA	83,322	149,246
*	Ripley Corp. SA	285,198	83,021
	Salfacorp SA	180,426	109,304
	Sigdo Koppers SA	84,902	95,214
	SMU SA	812,541	147,365
	Sociedad Matriz SAAM SA	1,197,624	130,830
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,568	338,779
*	Socovesa SA	15,493	1,390
	SONDA SA	176,889	68,211
	Vina Concha y Toro SA	102,802	117,539
TOTAL CHILE			6,397,239
CHINA — (27.4%)
	360 Security Technology, Inc., Class A	41,400	63,139
	361 Degrees International Ltd.	278,000	149,311
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,500	87,565
Ω	3SBio, Inc.	552,500	426,362
	AAC Technologies Holdings, Inc.	62,000	323,046
	ABA Chemicals Corp., Class A	20,700	17,597
	Accelink Technologies Co. Ltd., Class A	6,500	43,398
*	ADAMA Ltd., Class A	25,800	20,147
*	Addsino Co. Ltd., Class A	27,000	25,592
	Advanced Fiber Resources Zhuhai Ltd., Class A	5,000	32,606
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,310	32,667
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	17,320	$27,558
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	23,355
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	53,130
	AECC Aviation Power Co. Ltd., Class A	11,400	58,831
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	11,155
#*	Agile Group Holdings Ltd.	376,000	30,204
#*	Agora, Inc., ADR	14,112	78,886
	Agricultural Bank of China Ltd., Class H	2,533,000	1,395,083
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	131,603
*Ω	AInnovation Technology Group Co. Ltd.	49,500	37,136
	Aisino Corp., Class A	33,000	38,843
*	AIX, Inc., Sponsored ADR	7,328	2,769
	Ajisen China Holdings Ltd.	95,000	10,268
Ω	AK Medical Holdings Ltd.	112,000	64,900
#*Ω	Akeso, Inc.	82,000	641,741
	Alibaba Group Holding Ltd. (9988 HK)	1,080,100	13,249,025
#*	Alibaba Pictures Group Ltd.	5,480,000	374,632
#Ω	A-Living Smart City Services Co. Ltd.	146,750	51,157
	All Winner Technology Co. Ltd., Class A	3,400	22,225
	Allmed Medical Products Co. Ltd., Class A	14,300	18,896
*	Alpha Group, Class A	24,400	32,910
*	Amlogic Shanghai Co. Ltd., Class A	3,216	37,411
	Amoy Diagnostics Co. Ltd., Class A	7,380	21,231
*	ANE Cayman, Inc.	108,000	99,810

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Angel Yeast Co. Ltd., Class A	13,900	$66,411
	Anhui Anfu Battery Technology Co. Ltd., Class A	3,200	11,869
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	41,623
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	34,107
	Anhui Expressway Co. Ltd., Class H	88,000	119,767
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	55,677
	Anhui Gujing Distillery Co. Ltd., Class A	3,500	80,463
	Anhui Heli Co. Ltd., Class A	15,200	37,244
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	49,365
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	21,207
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	49,085
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	47,519
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	37,335
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	22,764
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	39,800	46,114
	Anhui Xinhua Media Co. Ltd., Class A	24,800	23,243
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	65,670
	Anhui Yingliu Electromechanical Co. Ltd., Class A	9,800	30,264
		Shares	Value»
CHINA — (Continued)
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	$51,096
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,257	45,636
	Anjoy Foods Group Co. Ltd., Class A	4,800	50,049
	Anker Innovations Technology Co. Ltd., Class A	3,120	46,862
	ANTA Sports Products Ltd.	203,000	2,159,764
	Anton Oilfield Services Group	1,062,000	92,494
	Aoshikang Technology Co. Ltd., Class A	7,200	24,265
	Aotecar New Energy Technology Co. Ltd., Class A	45,000	18,464
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	56,713
	ApicHope Pharmaceutical Group Co. Ltd.	11,200	24,537
	Appotronics Corp. Ltd., Class A	11,197	22,016
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	47,800
Ω	AsiaInfo Technologies Ltd.	97,200	71,128
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	20,793
*	ASR Microelectronics Co. Ltd., Class A	4,399	42,269
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	17,214
	Autel Intelligent Technology Corp. Ltd., Class A	11,975	64,539
	Autobio Diagnostics Co. Ltd., Class A	8,800	48,706
	Avary Holding Shenzhen Co. Ltd., Class A	29,500	165,273

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	$47,463
	AviChina Industry & Technology Co. Ltd., Class H	736,000	343,344
	Avicopter PLC, Class A	8,800	43,844
Ω	BAIC Motor Corp. Ltd., Class H	511,500	144,199
*	Baidu, Inc. (9888 HK), Class A	119,200	1,347,732
#*	Baidu, Inc. (BIDU US), Sponsored ADR	8,149	738,299
*Ω	Bairong, Inc.	118,500	126,013
	Bank of Beijing Co. Ltd., Class A	182,900	151,033
	Bank of Changsha Co. Ltd., Class A	58,200	74,098
	Bank of Chengdu Co. Ltd., Class A	46,900	111,233
	Bank of China Ltd., Class H	4,939,000	2,555,082
	Bank of Chongqing Co. Ltd., Class H	300,500	230,896
	Bank of Communications Co. Ltd., Class H	1,498,000	1,211,824
	Bank of Guiyang Co. Ltd., Class A	65,936	53,745
	Bank of Hangzhou Co. Ltd., Class A	76,900	156,637
	Bank of Jiangsu Co. Ltd., Class A	173,880	238,130
	Bank of Nanjing Co. Ltd., Class A	114,522	168,668
	Bank of Ningbo Co. Ltd., Class A	61,758	224,979
Ω	Bank of Qingdao Co. Ltd., Class H	303,500	119,311
	Bank of Shanghai Co. Ltd., Class A	122,600	157,167
	Bank of Suzhou Co. Ltd., Class A	33,130	36,243
	Bank of Xi'an Co. Ltd., Class A	53,300	25,830
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	6,171
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	14,700	15,022
	Baoji Titanium Industry Co. Ltd., Class A	6,000	24,112
		Shares	Value»
CHINA — (Continued)
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	$10,068
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	26,494
	Baoxiniao Holding Co. Ltd., Class A	22,100	12,650
*	Baoye Group Co. Ltd., Class H	66,000	36,358
#*	Baozun, Inc. (9991 HK), Class A	14,300	14,875
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	42,009
*	Be Friends Holding Ltd.	198,000	22,391
	Bear Electric Appliance Co. Ltd., Class A	5,800	33,880
	Befar Group Co. Ltd., Class A	28,200	15,141
	Beibuwan Port Co. Ltd., Class A	31,000	36,723
*	BeiGene Ltd. (6160 HK)	18,000	312,558
*	BeiGene Ltd. (BGNE US), ADR	1,982	445,930
	Beijing Balance Medical Technology Co. Ltd., Class A	1,204	17,106
	Beijing BDStar Navigation Co. Ltd., Class A	5,000	17,049
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	8,598
*	Beijing Capital Development Co. Ltd., Class A	56,800	18,450
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	64,445
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	36,250	39,987
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	38,438

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	$12,050
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	15,315
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	37,363
	Beijing eGOVA Co. Ltd., Class A	9,200	18,971
	Beijing Energy International Holding Co. Ltd.	174,800	22,659
	Beijing Enlight Media Co. Ltd., Class A	21,700	28,553
	Beijing Enterprises Holdings Ltd.	144,000	494,585
	Beijing Enterprises Water Group Ltd.	1,268,000	351,960
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	22,720
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	17,821
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,813	31,618
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	90,612
	Beijing Jingyuntong Technology Co. Ltd., Class A	63,900	22,983
	Beijing Kingsoft Office Software, Inc., Class A	1,868	81,609
*	Beijing Leike Defense Technology Co. Ltd., Class A	49,500	27,352
	Beijing North Star Co. Ltd., Class H	198,000	18,381
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	58,844
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	11,230
		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	43,400	$27,672
	Beijing Relpow Technology Co. Ltd., Class A	4,368	6,038
	Beijing Roborock Technology Co. Ltd., Class A	2,324	73,614
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	17,200
	Beijing Sanyuan Foods Co. Ltd., Class A	36,200	20,476
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,800	12,029
	Beijing Shiji Information Technology Co. Ltd., Class A	21,770	19,729
	Beijing Sifang Automation Co. Ltd., Class A	9,500	21,361
	Beijing Sinnet Technology Co. Ltd., Class A	18,800	36,083
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	17,898
*	Beijing Sojo Electric Co. Ltd., Class A	21,800	19,791
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	18,728
	Beijing Strong Biotechnologies, Inc., Class A	12,600	22,968
*	Beijing Teamsun Technology Co. Ltd., Class A	8,100	10,053
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	15,448
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	20,723
	Beijing Tong Ren Tang Co. Ltd., Class A	12,600	64,261
*	Beijing Tongtech Co. Ltd., Class A	12,100	23,677

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	$83,231
	Beijing United Information Technology Co. Ltd., Class A	26,772	96,026
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	7,874
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	26,664
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,873	45,746
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	17,386
	Beijing WKW Automotive Parts Co. Ltd., Class A	42,700	21,600
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	23,188
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	29,854
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	201,600	158,882
*	Beiqi Foton Motor Co. Ltd., Class A	67,300	21,754
	Bestore Co. Ltd., Class A	14,500	30,092
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,700	25,106
	Bethel Automotive Safety Systems Co. Ltd., Class A	10,360	65,401
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	33,706
		Shares	Value»
CHINA — (Continued)
	Beyondsoft Corp., Class A	19,400	$34,241
	BGI Genomics Co. Ltd., Class A	9,700	52,091
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	40,402
	Binhai Investment Co. Ltd.	48,774	7,339
	Binjiang Service Group Co. Ltd.	5,000	12,374
	Black Peony Group Co. Ltd., Class A	20,700	13,273
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	3,409	22,795
#Ω	Blue Moon Group Holdings Ltd.	274,500	119,639
*	Blue Sail Medical Co. Ltd., Class A	24,900	16,358
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	26,700	33,515
	Bluestar Adisseo Co., Class A	9,500	15,376
Ω	BOC Aviation Ltd.	75,300	567,617
	BOC International China Co. Ltd., Class A	34,700	49,989
*	BOE HC SemiTek Corp.	23,000	22,232
	BOE Varitronix Ltd.	97,000	90,261
*	Bohai Leasing Co. Ltd., Class A	149,500	73,595
	Bomin Electronics Co. Ltd., Class A	17,400	18,213
	Bosideng International Holdings Ltd.	1,644,000	795,800
	Boyaa Interactive International Ltd.	101,000	65,360
	Bright Dairy & Food Co. Ltd., Class A	29,900	33,648
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	28,980
*	Brii Biosciences Ltd.	78,000	11,268
	Brilliance China Automotive Holdings Ltd.	716,000	350,381
	Bros Eastern Co. Ltd., Class A	27,900	20,169

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	B-Soft Co. Ltd., Class A	32,770	$18,417
	BTG Hotels Group Co. Ltd., Class A	20,700	38,177
	BYD Co. Ltd., Class H	64,000	2,248,982
	BYD Electronic International Co. Ltd.	265,500	1,449,735
	By-health Co. Ltd., Class A	27,500	42,721
*	C C Land Holdings Ltd.	321,000	47,386
	C&D International Investment Group Ltd.	238,456	391,740
	C&D Property Management Group Co. Ltd.	252,000	82,846
	Cabbeen Fashion Ltd.	40,000	6,893
	Caitong Securities Co. Ltd., Class A	53,950	56,874
*	Cambricon Technologies Corp. Ltd., Class A	279	22,230
	Camel Group Co. Ltd., Class A	34,000	38,522
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	24,767
	Canmax Technologies Co. Ltd., Class A	11,570	34,839
	Canny Elevator Co. Ltd., Class A	12,500	11,668
	Castech, Inc., Class A	10,560	48,453
	CECEP Solar Energy Co. Ltd., Class A	83,300	50,716
	CECEP Wind-Power Corp., Class A	260,430	108,146
	Central China Land Media Co. Ltd., Class A	16,200	25,294
	Central China Securities Co. Ltd., Class H	402,000	81,539
*	CETC Chips Technology, Inc., Class A	12,300	21,304
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	31,474
		Shares	Value»
CHINA — (Continued)
	CETC Digital Technology Co. Ltd., Class A	13,230	$41,423
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	19,802
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	21,177
Ω	CGN Power Co. Ltd., Class H	1,287,000	416,524
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	13,778
	Changchun High-Tech Industry Group Co. Ltd., Class A	3,700	47,565
	Changchun UP Optotech Co. Ltd., Class A	5,900	30,447
	Changhong Meiling Co. Ltd., Class A	16,000	17,472
	Changjiang Publishing & Media Co. Ltd., Class A	37,400	46,641
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	22,749
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	45,409
*	Chanjet Information Technology Co. Ltd., Class H	26,100	21,712
	Chaoju Eye Care Holdings Ltd.	46,000	17,930
	Chaowei Power Holdings Ltd.	107,000	19,679
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	74,204
Ω	Cheerwin Group Ltd.	105,500	24,541
*	Chen Lin Education Group Holdings Ltd.	66,000	11,744
	Cheng De Lolo Co. Ltd., Class A	40,100	48,595
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	9,466

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	$18,488
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	16,808
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,600	18,714
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,300	40,722
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	8,507
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	8,683
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	34,575
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	27,224
	Chenguang Biotech Group Co. Ltd., Class A	10,000	11,523
	Chengxin Lithium Group Co. Ltd., Class A	17,800	31,324
	Chengzhi Co. Ltd., Class A	35,500	36,224
	Chervon Holdings Ltd.	13,500	33,250
	Chifeng Jilong Gold Mining Co. Ltd., Class A	48,000	120,022
	China Aircraft Leasing Group Holdings Ltd.	117,000	49,845
	China Animal Husbandry Industry Co. Ltd., Class A	27,400	24,312
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	36,309
	China Baoan Group Co. Ltd., Class A	33,400	38,285
	China Bester Group Telecom Co. Ltd., Class A	6,370	18,083
		Shares	Value»
CHINA — (Continued)
	China BlueChemical Ltd., Class H	454,000	$127,318
#*Ω	China Bohai Bank Co. Ltd., Class H	531,500	64,222
	China CAMC Engineering Co. Ltd., Class A	19,900	21,227
	China CITIC Bank Corp. Ltd., Class H	1,486,000	1,061,404
	China Communications Services Corp. Ltd., Class H	760,000	432,422
	China Conch Environment Protection Holdings Ltd.	330,500	29,343
	China Conch Venture Holdings Ltd.	448,000	362,607
	China Construction Bank Corp., Class H	9,769,000	7,949,183
	China CSSC Holdings Ltd., Class A	25,400	117,649
	China CYTS Tours Holding Co. Ltd., Class A	14,200	19,676
#	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	188,174
	China Design Group Co. Ltd., Class A	16,900	20,808
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	121,513
	China Dongxiang Group Co. Ltd.	754,000	31,967
#Ω	China East Education Holdings Ltd.	115,000	38,315
	China Electronics Huada Technology Co. Ltd.	214,000	35,396
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	23,856
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	101,256
	China Everbright Bank Co. Ltd., Class H	693,000	270,931
	China Everbright Ltd.	380,000	238,884

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Express Airlines Co. Ltd., Class A	16,900	$16,652
Ω	China Feihe Ltd.	1,106,000	761,277
	China Film Co. Ltd., Class A	28,300	45,252
*	China First Heavy Industries Co. Ltd., Class A	89,100	32,315
	China Foods Ltd.	296,000	101,733
	China Galaxy Securities Co. Ltd., Class H	924,000	841,705
	China Gas Holdings Ltd.	900,800	746,738
*	China Gold International Resources Corp. Ltd. (2099 HK)	58,900	336,013
	China Great Wall Securities Co. Ltd., Class A	30,800	32,952
*	China Greatwall Technology Group Co. Ltd., Class A	21,800	39,175
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	41,121
	China Haisum Engineering Co. Ltd., Class A	13,300	17,955
	China Harmony Auto Holding Ltd.	245,500	16,777
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	16,060
#*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	6,175
Ω	China International Capital Corp. Ltd., Class H	337,200	561,346
	China International Marine Containers Group Co. Ltd., Class H	215,490	151,489
	China Isotope & Radiation Corp.	15,600	20,987
	China Jinmao Holdings Group Ltd.	1,797,470	210,868
		Shares	Value»
CHINA — (Continued)
	China Jushi Co. Ltd., Class A	54,771	$85,511
	China Leadshine Technology Co. Ltd., Class A	8,500	40,239
	China Lesso Group Holdings Ltd.	209,000	91,086
	China Lilang Ltd.	145,000	74,529
*Ω	China Literature Ltd.	133,800	450,536
	China Medical System Holdings Ltd.	479,000	432,344
	China Meheco Group Co. Ltd., Class A	41,620	60,767
#	China Meidong Auto Holdings Ltd.	202,000	57,807
	China Mengniu Dairy Co. Ltd.	716,000	1,435,291
	China Merchants Bank Co. Ltd., Class H	537,500	2,956,294
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	54,502
	China Merchants Land Ltd.	606,000	19,557
	China Merchants Port Holdings Co. Ltd.	350,846	596,605
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	34,543
Ω	China Merchants Securities Co. Ltd., Class H	66,540	122,422
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	71,204
	China Minsheng Banking Corp. Ltd., Class H	864,000	412,202
	China National Accord Medicines Corp. Ltd., Class A	22,490	79,704
	China National Chemical Engineering Co. Ltd., Class A	61,400	63,125

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	$23,428
	China National Medicines Corp. Ltd., Class A	12,300	54,744
	China National Nuclear Power Co. Ltd., Class A	299,600	403,062
Ω	China New Higher Education Group Ltd.	146,000	21,366
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	21,531
	China Nonferrous Mining Corp. Ltd.	597,000	393,625
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	47,711
*	China Nuclear Energy Technology Corp. Ltd.	326,000	13,534
	China Oilfield Services Ltd., Class H	638,000	571,102
	China Overseas Grand Oceans Group Ltd.	757,638	169,826
	China Overseas Land & Investment Ltd.	713,500	1,137,187
	China Pacific Insurance Group Co. Ltd., Class H	671,000	1,998,763
	China Petroleum Engineering Corp., Class A	48,700	23,163
	China Publishing & Media Co. Ltd., Class A	22,400	21,534
	China Railway Group Ltd., Class H	707,000	342,390
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	29,575
	China Railway Materials Co. Ltd., Class A	108,000	37,779
		Shares	Value»
CHINA — (Continued)
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	$187,589
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	22,575
*	China Rare Earth Holdings Ltd.	436,000	20,829
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	23,607
	China Reinsurance Group Corp., Class H	1,874,000	195,637
	China Resources Beer Holdings Co. Ltd.	307,000	930,747
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	16,802
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	45,680
	China Resources Gas Group Ltd.	448,700	1,525,282
	China Resources Land Ltd.	532,000	1,619,407
	China Resources Medical Holdings Co. Ltd.	162,500	78,209
Ω	China Resources Mixc Lifestyle Services Ltd.	215,800	817,130
Ω	China Resources Pharmaceutical Group Ltd.	606,000	407,728
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,450	51,573
#*	China Ruyi Holdings Ltd.	1,924,000	615,305
	China Science Publishing & Media Ltd., Class A	7,400	20,347
	China Shineway Pharmaceutical Group Ltd.	93,000	98,976
*	China Silver Group Ltd.	494,000	17,724

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China South Publishing & Media Group Co. Ltd., Class A	33,100	$62,941
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	23,051
	China Southern Power Grid Technology Co. Ltd., Class A	4,497	18,631
	China State Construction Engineering Corp. Ltd., Class A	366,183	285,174
	China State Construction International Holdings Ltd.	580,000	851,335
	China Suntien Green Energy Corp. Ltd., Class H	693,000	330,612
	China Taiping Insurance Holdings Co. Ltd.	527,200	786,973
	China Testing & Certification International Group Co. Ltd., Class A	12,381	12,226
	China Tianying, Inc., Class A	55,800	35,047
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	23,600	142,348
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	44,087
Ω	China Tower Corp. Ltd., Class H	10,216,000	1,471,538
	China TransInfo Technology Co. Ltd., Class A	40,500	46,003
	China Travel International Investment Hong Kong Ltd.	264,000	34,288
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	30,834
		Shares	Value»
CHINA — (Continued)
*	China Union Holdings Ltd., Class A	17,000	$9,267
#*	China Vanke Co. Ltd., Class H	644,004	481,093
*	China Vered Financial Holding Corp. Ltd.	3,170,000	18,741
	China Wafer Level CSP Co. Ltd., Class A	8,900	34,479
	China Water Affairs Group Ltd.	204,000	117,935
	China West Construction Group Co. Ltd., Class A	45,400	37,813
	China World Trade Center Co. Ltd., Class A	4,000	13,785
	China Yangtze Power Co. Ltd., Class A	213,697	850,542
#	China Yongda Automobiles Services Holdings Ltd.	372,000	121,407
*Ω	China Youran Dairy Group Ltd.	214,000	53,987
*Ω	China Yuhua Education Corp. Ltd.	172,000	8,167
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	28,378
	China Zheshang Bank Co. Ltd., Class H	568,800	164,561
#††	China Zhongwang Holdings Ltd.	437,200	17,675
#	Chinasoft International Ltd.	804,000	542,531
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	28,646
	Chongqing Brewery Co. Ltd., Class A	6,466	49,484
	Chongqing Changan Automobile Co. Ltd., Class A	61,500	106,665
	Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	45,960
	Chongqing Department Store Co. Ltd., Class A	5,700	23,471

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	$82,588
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	34,782
	Chongqing Gas Group Corp. Ltd., Class A	21,600	17,232
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	29,122
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	440,692
	Chongqing Taiji Industry Group Co. Ltd., Class A	19,500	50,532
	Chongqing Zhifei Biological Products Co. Ltd., Class A	17,950	59,857
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	51,004
	Chow Tai Fook Jewellery Group Ltd.	155,000	139,886
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,950	73,012
	CIG Shanghai Co. Ltd., Class A	4,700	25,875
	CIMC Enric Holdings Ltd.	154,000	139,026
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,385
	CITIC Heavy Industries Co. Ltd., Class A	72,600	39,220
	CITIC Securities Co. Ltd., Class H	175,850	479,108
*	Citychamp Watch & Jewellery Group Ltd.	440,000	39,571
#*	ClouDr Group Ltd.	51,500	8,344
#*	CMGE Technology Group Ltd.	562,000	58,939
	CMOC Group Ltd., Class H	1,173,000	866,578
	CMST Development Co. Ltd., Class A	59,100	48,142
	CNGR Advanced Material Co. Ltd., Class A	10,500	49,003
		Shares	Value»
CHINA — (Continued)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	$40,938
	CNOOC Energy Technology & Services Ltd., Class A	70,800	40,960
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	36,166
*	COFCO Biotechnology Co. Ltd., Class A	39,000	28,878
	COFCO Sugar Holding Co. Ltd., Class A	39,400	51,878
	Cofoe Medical Technology Co. Ltd., Class A	5,200	24,182
*	COL Group Co. Ltd., Class A	6,900	23,362
*	Comba Telecom Systems Holdings Ltd.	530,000	69,029
	Concord New Energy Group Ltd.	2,630,000	160,824
	Consun Pharmaceutical Group Ltd.	99,000	100,145
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	1,253,608
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	74,265
	COSCO SHIPPING Holdings Co. Ltd., Class H	419,050	628,918
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	120,346
	COSCO SHIPPING Ports Ltd.	235,480	136,241
	COSCO SHIPPING Technology Co. Ltd., Class A	8,600	17,593
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	42,218
*	Crazy Sports Group Ltd.	1,092,000	13,926
	CRRC Corp. Ltd., Class H	583,000	369,122

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	CSC Financial Co. Ltd., Class H	97,000	$120,718
	CSG Holding Co. Ltd., Class A	66,910	45,996
	CSSC Hong Kong Shipping Co. Ltd.	542,000	120,932
	CSSC Science & Technology Co. Ltd., Class A	18,300	30,171
	CTS International Logistics Corp. Ltd., Class A	33,000	27,797
	Cybrid Technologies, Inc., Class A	13,100	18,299
	Daan Gene Co. Ltd., Class A	29,780	21,704
	Dajin Heavy Industry Co. Ltd., Class A	7,000	19,170
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	58,500	40,077
#	Dalipal Holdings Ltd.	30,000	37,381
	Daqin Railway Co. Ltd., Class A	60,100	55,166
	Dashang Co. Ltd., Class A	8,140	29,604
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	44,216	85,994
*	Datang Telecom Technology Co. Ltd., Class A	14,800	16,365
	DBG Technology Co. Ltd., Class A	7,300	27,312
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	42,527
	Deppon Logistics Co. Ltd., Class A	7,400	14,914
*	Dezhan Healthcare Co. Ltd., Class A	57,500	23,815
	DHC Software Co. Ltd., Class A	35,300	34,713
	Dian Diagnostics Group Co. Ltd., Class A	26,300	37,993
	Digital China Group Co. Ltd., Class A	11,648	52,735
	Digital China Holdings Ltd.	260,000	96,671
	Digital China Information Service Group Co. Ltd., Class A	17,500	26,390
		Shares	Value»
CHINA — (Continued)
	Do-Fluoride New Materials Co. Ltd., Class A	32,200	$50,094
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	31,020
	Dongfang Electric Corp. Ltd., Class H	102,000	118,260
	Dongfang Electronics Co. Ltd., Class A	28,400	37,485
	DongFeng Automobile Co. Ltd., Class A	26,300	24,218
#	Dongfeng Motor Group Co. Ltd., Class H	430,000	171,846
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	16,304
	Dongguan Development Holdings Co. Ltd., Class A	19,700	27,326
	Dongguan Rural Commercial Bank Co. Ltd., Class H	24,000	10,896
	Dongguan Yutong Optical Technology Co. Ltd., Class A	8,379	23,546
	Dongxing Securities Co. Ltd., Class A	50,235	73,633
#	Dongyue Group Ltd.	203,000	216,599
	Double Medical Technology, Inc., Class A	4,600	22,303
#	DouYu International Holdings Ltd., ADR	4,502	70,590
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	63,477
	Eaglerise Electric & Electronic China Co. Ltd., Class A	8,100	20,003
	East Money Information Co. Ltd., Class A	63,255	200,722
	Eastern Communications Co. Ltd., Class A	14,800	21,761
	Easyhome New Retail Group Co. Ltd., Class A	91,000	42,842
	Ecovacs Robotics Co. Ltd., Class A	7,900	46,619

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Edan Instruments, Inc., Class A	12,500	$18,874
	Edifier Technology Co. Ltd., Class A	15,400	34,192
	Edvantage Group Holdings Ltd.	38,000	10,071
	EEKA Fashion Holdings Ltd.	64,000	70,777
	Electric Connector Technology Co. Ltd., Class A	9,100	76,952
*††	Elion Energy Co. Ltd., Class A	87,620	3,498
	ENN Energy Holdings Ltd.	275,400	1,874,662
	Eoptolink Technology, Inc. Ltd., Class A	6,671	115,728
	Era Co. Ltd., Class A	28,400	16,569
	Espressif Systems Shanghai Co. Ltd., Class A	1,645	61,528
	Essex Bio-technology Ltd.	88,000	32,551
	Estun Automation Co. Ltd., Class A	7,800	19,579
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	55,021
	EVA Precision Industrial Holdings Ltd.	320,000	25,956
	Eve Energy Co. Ltd., Class A	7,300	42,947
	Ever Sunshine Services Group Ltd.	406,000	96,176
Ω	Everbright Securities Co. Ltd., Class H	64,400	62,930
	Excellence Commercial Property & Facilities Management Group Ltd.	51,000	8,322
	Explosive Co. Ltd., Class A	14,500	20,612
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	26,095
	Fangda Carbon New Material Co. Ltd., Class A	44,220	27,701
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	45,304
		Shares	Value»
CHINA — (Continued)
	Far East Smarter Energy Co. Ltd., Class A	45,000	$29,065
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	18,252
	FAW Jiefang Group Co. Ltd., Class A	30,600	33,189
	FAWER Automotive Parts Co. Ltd., Class A	49,400	35,256
	Ferrotec Anhui Technology Development Co. Ltd., Class A	2,600	14,568
	Fibocom Wireless, Inc., Class A	28,440	118,499
#*	FIH Mobile Ltd.	986,000	101,613
*	Financial Street Holdings Co. Ltd., Class A	51,600	21,588
	Financial Street Property Co. Ltd., Class H	13,000	3,499
	FinVolution Group, ADR	52,068	397,800
	First Capital Securities Co. Ltd., Class A	38,800	41,352
	First Tractor Co. Ltd., Class H	88,000	82,247
	Focus Lightings Tech Co. Ltd., Class A	17,200	31,352
	Focus Media Information Technology Co. Ltd., Class A	195,000	177,614
	Focuslight Technologies, Inc., Class A	2,433	21,808
	Foryou Corp., Class A	10,500	42,920
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	24,277	137,755
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	14,500
*	Foshan Yowant Technology Co. Ltd., Class A	42,300	37,387
*	Founder Holdings Ltd.	332,000	48,968
	Founder Securities Co. Ltd., Class A	49,800	53,732

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	$323,833
	Fu Shou Yuan International Group Ltd.	359,000	197,821
	Fujian Apex Software Co. Ltd., Class A	5,700	27,745
	Fujian Boss Software Development Co. Ltd., Class A	14,940	29,969
	Fujian Foxit Software Development JSC Ltd., Class A	2,807	27,916
	Fujian Kuncai Material Technology Co. Ltd., Class A	6,400	17,342
	Fujian Longking Co. Ltd., Class A	16,500	28,234
	Fujian Star-net Communication Co. Ltd., Class A	17,900	48,356
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	12,000	18,229
*	Fulin Precision Co. Ltd., Class A	10,300	23,305
*	Fullshare Holdings Ltd.	14,899	1,058
	Fushun Special Steel Co. Ltd., Class A	23,800	17,627
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	16,424
Ω	Ganfeng Lithium Group Co. Ltd., Class H	97,360	243,057
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	30,263
	Gansu Yasheng Industrial Group Co. Ltd., Class A	58,800	22,720
	Gaona Aero Material Co. Ltd., Class A	6,240	12,830
	Gaush Meditech Ltd.	4,200	4,939
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,200	62,857
	GCL Energy Technology Co. Ltd., Class A	44,100	44,912
		Shares	Value»
CHINA — (Continued)
*	GCL New Energy Holdings Ltd.	206,000	$12,745
*	GCL System Integration Technology Co. Ltd., Class A	67,200	23,116
	Geely Automobile Holdings Ltd.	1,435,000	2,656,754
	GEM Co. Ltd., Class A	42,600	37,336
	Gemdale Corp., Class A	40,500	25,639
	Gemdale Properties & Investment Corp. Ltd.	1,966,000	68,471
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	151,387
*	Genimous Technology Co. Ltd., Class A	18,400	21,322
	Geovis Technology Co. Ltd., Class A	4,358	29,524
	Getein Biotech, Inc., Class A	9,212	10,066
	GF Securities Co. Ltd., Class H	260,600	353,422
Ω	Giant Biogene Holding Co. Ltd.	79,400	589,577
	Giant Network Group Co. Ltd., Class A	36,500	64,014
	Giantec Semiconductor Corp., Class A	2,336	22,240
*	GigaDevice Semiconductor, Inc., Class A	3,560	62,727
	Ginlong Technologies Co. Ltd., Class A	5,350	37,532
	Glarun Technology Co. Ltd., Class A	17,900	46,827
#*	Global New Material International Holdings Ltd.	45,000	20,975
	GoerTek, Inc., Class A	20,300	77,757
	Goke Microelectronics Co. Ltd., Class A	3,000	26,414
	Goldcard Smart Group Co. Ltd., Class A	5,100	9,005
	Goldenmax International Group Ltd., Class A	29,400	33,174
	Goldpac Group Ltd.	147,000	19,247

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldwind Science & Technology Co. Ltd., Class H	200,156	$140,288
*	GOME Retail Holdings Ltd.	549,000	1,347
	Goneo Group Co. Ltd., Class A	2,320	22,808
*	Goodbaby International Holdings Ltd.	121,000	17,186
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,380	23,204
*	Gosuncn Technology Group Co. Ltd., Class A	24,600	17,070
	Gotion High-tech Co. Ltd., Class A	10,400	29,694
	Grand Pharmaceutical Group Ltd.	175,500	95,182
	Grandblue Environment Co. Ltd., Class A	10,000	31,352
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	25,853
#	Great Wall Motor Co. Ltd., Class H	196,000	320,306
	Greatview Aseptic Packaging Co. Ltd.	325,000	109,569
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	167,578
*	Gree Real Estate Co. Ltd., Class A	23,500	19,466
#	Greentown China Holdings Ltd.	476,000	527,680
#Ω	Greentown Management Holdings Co. Ltd.	322,000	120,946
	Greentown Service Group Co. Ltd.	514,000	239,548
	GRG Banking Equipment Co. Ltd., Class A	51,100	78,573
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	9,855
	Grinm Advanced Materials Co. Ltd., Class A	16,100	33,335
		Shares	Value»
CHINA — (Continued)
	Guangdong Advertising Group Co. Ltd., Class A	52,400	$59,412
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	29,297
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	43,865
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	20,848
	Guangdong DFP New Material Group Co. Ltd.	48,400	21,968
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	48,026
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	12,407
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	30,543
	Guangdong Goworld Co. Ltd., Class A	15,000	21,299
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	4,316
	Guangdong Haid Group Co. Ltd., Class A	12,200	83,704
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	24,946
	Guangdong Investment Ltd.	384,000	290,700
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,136	22,722
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	19,109
*	Guangdong Land Holdings Ltd.	74,112	1,904
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	7,600	19,011

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	$86,734
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	18,515
	Guangdong South New Media Co. Ltd., Class A	6,900	37,925
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	38,895
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	25,970
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	40,405
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	21,542
	Guangshen Railway Co. Ltd., Class H	236,000	63,908
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,600	45,444
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	94,616
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	23,041
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	112,900	36,021
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,900	21,691
#	Guangzhou Automobile Group Co. Ltd., Class H	300,800	118,104
	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	40,881
	Shares	Value»
CHINA — (Continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	$153,106
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,700	19,858
Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	55,452
Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	8,083
Guangzhou KDT Machinery Co. Ltd., Class A	8,400	20,104
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	32,147
Guangzhou Restaurant Group Co. Ltd., Class A	12,136	26,314
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,100	58,619
Guangzhou Sie Consulting Co. Ltd., Class A	12,500	35,110
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,780	29,802
Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	34,213
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	40,699
Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	13,739
Guilin Layn Natural Ingredients Corp., Class A	22,400	23,049
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	16,583
Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	19,982

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Tyre Co. Ltd., Class A	35,000	$23,357
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	33,929
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	5,981
	Guocheng Mining Co. Ltd., Class A	12,400	20,366
*	Guoguang Electric Co. Ltd., Class A	13,500	33,793
	Guomai Technologies, Inc., Class A	11,900	12,590
	Guosen Securities Co. Ltd., Class A	27,640	39,397
#Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	65,304
	Guoyuan Securities Co. Ltd., Class A	20,000	21,913
#	Gushengtang Holdings Ltd.	23,900	83,899
	H World Group Ltd. (1179 HK)	263,700	853,716
Ω	Haidilao International Holding Ltd.	208,000	390,212
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	141,063
	Haier Smart Home Co. Ltd. (6690 HK), Class H	436,399	1,443,415
	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,700	13,247
	Hainan Haide Capital Management Co. Ltd., Class A	41,491	34,277
	Hainan Jinpan Smart Technology Co. Ltd., Class A	3,323	18,273
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	44,714
	Hainan Mining Co. Ltd., Class A	20,800	19,463
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	25,084
	Haitian International Holdings Ltd.	173,000	459,930
	Haitong Securities Co. Ltd., Class H	438,000	383,300
		Shares	Value»
CHINA — (Continued)
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	$48,943
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	69,900
	Hangcha Group Co. Ltd., Class A	22,947	60,919
	Hangjin Technology Co. Ltd., Class A	12,400	28,774
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	10,534
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	37,582
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	38,518
	Hangzhou Dptech Technologies Co. Ltd., Class A	12,900	31,146
	Hangzhou GreatStar Industrial Co. Ltd.	17,400	77,343
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	22,649
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	21,056
	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	17,385
	Hangzhou Onechance Tech Corp., Class A	4,960	19,058
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	45,314
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	51,999
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	8,200	9,230
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	32,549
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	18,079

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	$86,359
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,800	19,321
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,500	30,095
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	414,261
	Hanwei Electronics Group Corp., Class A	7,600	28,140
	Haohua Chemical Science & Technology Co. Ltd., Class A	13,050	50,858
*Ω	Harbin Bank Co. Ltd., Class H	462,000	20,801
	Harbin Boshi Automation Co. Ltd., Class A	20,800	51,454
	Harbin Electric Co. Ltd., Class H	160,000	65,299
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	12,200	18,401
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	25,658
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	31,665
	HBIS Resources Co. Ltd., Class A	30,300	59,560
*Ω	HBM Holdings Ltd.	147,000	69,399
	Health & Happiness H&H International Holdings Ltd.	100,500	105,531
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	55,615
*	Hebei Construction Group Corp. Ltd., Class H	143,000	10,289
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	49,426
		Shares	Value»
CHINA — (Continued)
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	$38,784
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	28,888
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	14,957
#	Helens International Holdings Co. Ltd.	10,000	2,633
	Hello Group, Inc., Sponsored ADR	56,593	406,904
	Henan Lingrui Pharmaceutical Co., Class A	21,600	64,551
	Henan Mingtai Al Industrial Co. Ltd., Class A	11,000	18,799
	Henan Pinggao Electric Co. Ltd., Class A	14,900	36,757
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	31,005
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	23,988
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	24,874
*	Henan Zhongfu Industry Co. Ltd., Class A	90,100	38,626
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	23,276
*	Hengdeli Holdings Ltd.	190,780	3,013
	Hengli Petrochemical Co. Ltd., Class A	59,100	122,175
	Hengtong Optic-electric Co. Ltd., Class A	27,000	58,362
	Hengyi Petrochemical Co. Ltd., Class A	28,034	23,733
*	Hesai Group, ADR	1,023	15,795
	Hesteel Co. Ltd., Class A	100,275	29,722
	Hexing Electrical Co. Ltd., Class A	9,100	47,462
*	Hi Sun Technology China Ltd.	693,000	26,739

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hisense Home Appliances Group Co. Ltd., Class H	124,000	$432,087
	Hitevision Co. Ltd., Class A	7,100	23,186
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	174,960
	HLA Group Corp. Ltd., Class A	30,700	37,228
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,100	37,908
*	HNA Technology Co. Ltd., Class A	80,800	27,875
	Homeland Interactive Technology Ltd.	104,000	17,625
	Hongfa Technology Co. Ltd., Class A	14,980	71,242
*	Honghua Group Ltd.	1,048,000	16,105
	Hongli Zhihui Group Co. Ltd., Class A	23,200	21,620
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	23,720
	Hongta Securities Co. Ltd., Class A	18,800	20,421
*	Hopson Development Holdings Ltd.	342,846	131,453
	Horizon Construction Development Ltd.	47,000	7,339
	Hoymiles Power Electronics, Inc., Class A	1,130	15,784
	Hoyuan Green Energy Co. Ltd., Class A	12,378	26,405
	Huaan Securities Co. Ltd., Class A	48,480	37,578
	Huada Automotive Technology Corp. Ltd., Class A	5,500	25,140
	Huadian Heavy Industries Co. Ltd., Class A	37,700	34,974
	Huadong Medicine Co. Ltd., Class A	19,000	91,341
	Huafon Chemical Co. Ltd., Class A	111,602	124,623
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	36,918
		Shares	Value»
CHINA — (Continued)
	Huafu Fashion Co. Ltd., Class A	29,500	$19,142
	Huagong Tech Co. Ltd., Class A	6,800	36,933
	Huaihe Energy Group Co. Ltd., Class A	68,500	31,455
	Hualan Biological Engineering, Inc., Class A	18,900	41,257
	Huaming Power Equipment Co. Ltd., Class A	12,400	28,732
	Huangshan Novel Co. Ltd., Class A	15,600	22,369
	Huangshan Tourism Development Co. Ltd., Class A	12,700	19,415
	Huapont Life Sciences Co. Ltd., Class A	52,633	27,961
Ω	Huatai Securities Co. Ltd., Class H	247,400	426,042
	Huaxi Securities Co. Ltd., Class A	35,340	39,263
	Huaxia Bank Co. Ltd., Class A	91,008	95,375
	Huayu Automotive Systems Co. Ltd., Class A	23,200	53,790
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	168,300	88,405
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	20,744
*	Hubei Dinglong Co. Ltd., Class A	11,600	41,412
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,050	21,066
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	59,396
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	92,147
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	21,333
	Huishang Bank Corp. Ltd., Class H	60,000	19,025
#*Ω	Huitongda Network Co. Ltd., Class H	4,100	7,631
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	73,445

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	$81,548
	Hunan Aihua Group Co. Ltd., Class A	8,100	17,255
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	14,240
	Hunan Gold Corp. Ltd., Class A	26,900	64,351
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	6,000	12,872
*	Hunan Silver Co. Ltd., Class A	47,998	23,098
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	40,266
	Hunan Valin Steel Co. Ltd., Class A	78,100	48,877
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	13,391
	Hundsun Technologies, Inc., Class A	9,457	34,004
	HUYA, Inc., ADR	32,142	112,497
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	118,600	194,275
	Hymson Laser Technology Group Co. Ltd., Class A	5,288	21,980
*	Hytera Communications Corp. Ltd., Class A	32,700	55,805
*	HyUnion Holding Co. Ltd., Class A	18,400	14,115
*	IAT Automobile Technology Co. Ltd., Class A	12,200	19,785
#*Ω	iDreamSky Technology Holdings Ltd.	154,000	32,037
	IEIT Systems Co. Ltd., Class A	7,900	56,694
	Iflytek Co. Ltd., Class A	11,350	79,558
*	I-Mab, Sponsored ADR	9,306	9,492
*Ω	IMAX China Holding, Inc.	28,200	26,920
	Imeik Technology Development Co. Ltd., Class A	3,860	90,952
		Shares	Value»
CHINA — (Continued)
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	$2,597,459
	Industrial Bank Co. Ltd., Class A	191,400	536,818
	Industrial Securities Co. Ltd., Class A	78,757	65,000
	Infore Environment Technology Group Co. Ltd., Class A	78,200	51,480
*Ω	Ingdan, Inc.	144,000	23,296
	Ingenic Semiconductor Co. Ltd., Class A	1,600	14,284
	Inkeverse Group Ltd.	149,000	33,318
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	29,166
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	30,238
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	33,142
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	30,774
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	186,390
*Ω	InnoCare Pharma Ltd.	102,000	72,519
*Ω	Innovent Biologics, Inc.	105,500	448,961
	Insigma Technology Co. Ltd., Class A	25,800	23,651
	Inspur Digital Enterprise Technology Ltd.	196,000	111,759
	Intron Technology Holdings Ltd.	155,000	22,581
#*	iQIYI, Inc., ADR	183,499	398,193
	iRay Technology Co. Ltd., Class A	1,526	21,510
	IReader Technology Co. Ltd., Class A	11,800	34,478
	IVD Medical Holding Ltd.	192,000	45,087
*	J&T Global Express Ltd.	53,600	42,796
	Jade Bird Fire Co. Ltd., Class A	24,080	38,058

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jafron Biomedical Co. Ltd., Class A	10,600	$39,264
	Jangho Group Co. Ltd., Class A	32,300	23,686
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	38,724
	JCET Group Co. Ltd., Class A	38,800	208,396
*Ω	JD Health International, Inc.	330,150	1,367,065
*Ω	JD Logistics, Inc.	538,700	927,628
	JD.com, Inc. (9618 HK), Class A	268,278	5,456,994
	JD.com, Inc. (JD US), ADR	7,708	313,870
	Jiajiayue Group Co. Ltd., Class A	9,900	13,745
	Jiangling Motors Corp. Ltd., Class A	11,000	34,276
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	11,245
	Jiangsu Azure Corp., Class A	25,600	43,294
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	20,563
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	23,320	23,840
	Jiangsu Cnano Technology Co. Ltd., Class A	8,202	44,291
*	Jiangsu Dagang Co. Ltd., Class A	13,000	24,742
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	13,273
	Jiangsu Eastern Shenghong Co. Ltd., Class A	17,000	20,091
	Jiangsu Etern Co. Ltd., Class A	35,800	24,314
	Jiangsu Expressway Co. Ltd., Class H	336,000	374,130
	Jiangsu General Science Technology Co. Ltd., Class A	28,600	21,886
		Shares	Value»
CHINA — (Continued)
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	$27,793
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	10,566
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	52,920
	Jiangsu Guoxin Corp. Ltd., Class A	21,400	22,006
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	9,343
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	51,190
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	29,668	182,966
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	10,571
*	Jiangsu High Hope International Group Corp., Class A	57,300	20,257
	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	18,399
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	25,407
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	78,100	46,884
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	67,655
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	15,633
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	81,762
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	43,861
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	46,144
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	40,888

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	$31,596
	Jiangsu Shagang Co. Ltd., Class A	11,400	8,366
	Jiangsu Shentong Valve Co. Ltd., Class A	10,600	17,895
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	23,306
*	Jiangsu Sopo Chemical Co., Class A	20,200	19,877
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	33,000	24,364
	Jiangsu Yanghe Distillery Co. Ltd., Class A	7,600	82,340
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	62,951
	Jiangsu Yinhe Electronics Co. Ltd., Class A	26,900	19,908
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	23,967
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	47,913
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	40,531
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	97,797
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	22,748
	Jiangxi Bank Co. Ltd., Class H	202,000	19,130
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	23,202
	Jiangxi Copper Co. Ltd., Class H	384,000	609,469
		Shares	Value»
CHINA — (Continued)
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	$34,373
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	5,200	34,768
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,600	26,654
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	24,334
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	41,376
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	15,779
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	41,938
	Jiayou International Logistics Co. Ltd., Class A	17,005	41,817
	Jihua Group Corp. Ltd., Class A	63,300	22,265
*	Jilin Chemical Fibre, Class A	21,700	10,196
#	Jinchuan Group International Resources Co. Ltd.	856,000	57,461
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	45,142
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	22,042
	Jingjin Equipment, Inc., Class A	8,200	19,035
	Jinhui Liquor Co. Ltd., Class A	8,400	21,866
Ω	Jinxin Fertility Group Ltd.	569,500	177,859
	Jinyu Bio-Technology Co. Ltd., Class A	34,300	31,389
	Jinzai Food Group Co. Ltd., Class A	11,300	19,244
	JiuGui Liquor Co. Ltd., Class A	3,100	19,144

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Jiumaojiu International Holdings Ltd.	156,000	$52,868
	Jiuzhitang Co. Ltd., Class A	6,900	7,569
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	23,000	27,505
	JNBY Design Ltd.	107,000	226,238
Ω	Joinn Laboratories China Co. Ltd., Class H	24,400	26,573
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	92,283
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	38,700	29,920
	Jones Tech PLC, Class A	7,600	27,054
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,800	40,315
	Joy City Property Ltd.	552,000	14,489
	Joyoung Co. Ltd., Class A	9,850	13,367
	JS Corrugating Machinery Co. Ltd., Class A	14,400	24,094
#*Ω	JS Global Lifestyle Co. Ltd.	428,000	100,629
	JSTI Group, Class A	47,100	61,822
	Jutal Offshore Oil Services Ltd.	236,000	21,472
*	JY Grandmark Holdings Ltd.	59,000	2,199
	Kailuan Energy Chemical Co. Ltd., Class A	22,700	20,470
	Kaishan Group Co. Ltd., Class A	31,900	42,426
	Kangji Medical Holdings Ltd.	111,500	92,226
*	KBC Corp. Ltd., Class A	3,945	10,442
	Keda Industrial Group Co. Ltd., Class A	27,600	30,863
	Kehua Data Co. Ltd., Class A	15,300	60,461
		Shares	Value»
CHINA — (Continued)
	Keli Sensing Technology Ningbo Co. Ltd., Class A	5,900	$62,438
	Kidswant Children Products Co. Ltd., Class A	22,000	38,903
	KingClean Electric Co. Ltd., Class A	7,480	23,950
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	26,849
	Kingsemi Co. Ltd., Class A	2,554	26,460
	Kingsoft Corp. Ltd.	224,800	1,136,459
*	Ko Yo Chemical Group Ltd.	972,000	5,113
	Konfoong Materials International Co. Ltd., Class A	2,900	28,174
*	Konka Group Co. Ltd., Class A	20,600	12,823
	KPC Pharmaceuticals, Inc., Class A	15,500	34,713
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	20,148
*Ω	Kuaishou Technology	52,300	286,219
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	45,540
	Kuangda Technology Group Co. Ltd., Class A	41,000	27,732
	Kunlun Tech Co. Ltd., Class A	8,875	45,369
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	13,859
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	12,902
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	19,067
	Kweichow Moutai Co. Ltd., Class A	11,700	2,324,548
	Lakala Payment Co. Ltd., Class A	24,200	59,118
	Lancy Co. Ltd., Class A	8,800	18,640
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	36,400	26,520
	Lao Feng Xiang Co. Ltd., Class A	11,000	78,390

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Laobaixing Pharmacy Chain JSC, Class A	19,617	$42,440
	Launch Tech Co. Ltd., Class H	50,500	62,893
	LB Group Co. Ltd., Class A	39,600	99,243
	Leader Harmonious Drive Systems Co. Ltd., Class A	1,453	29,165
	Lee's Pharmaceutical Holdings Ltd.	56,000	8,830
*Ω	Legend Holdings Corp., Class H	178,600	168,846
	Lenovo Group Ltd.	4,562,000	5,501,994
	Lens Technology Co. Ltd., Class A	43,500	156,609
	Leo Group Co. Ltd., Class A	58,437	29,111
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	46,441
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	10,100	23,368
	LexinFintech Holdings Ltd., ADR	26,615	210,258
	Leyard Optoelectronic Co. Ltd., Class A	55,500	45,388
#*	Li Auto, Inc. (LI US), ADR	29,401	688,571
	Li Ning Co. Ltd.	1,134,000	2,345,019
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	17,998
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	9,690
	Liaoning Cheng Da Co. Ltd., Class A	19,200	25,856
	Liaoning Port Co. Ltd., Class H	236,000	21,412
*	Lier Chemical Co. Ltd., Class A	23,400	27,360
*	Lifetech Scientific Corp.	678,000	113,293
	Linewell Software Co. Ltd., Class A	19,400	33,515
#	Lingbao Gold Group Co. Ltd., Class H	142,000	86,863
		Shares	Value»
CHINA — (Continued)
	Lingyi iTech Guangdong Co., Class A	54,700	$64,331
#Ω	Linklogis, Inc., Class B	231,000	45,569
#	LK Technology Holdings Ltd.	105,999	37,952
	Loncin Motor Co. Ltd., Class A	35,900	50,304
Ω	Longfor Group Holdings Ltd.	453,000	575,804
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	19,872
	Longshine Technology Group Co. Ltd., Class A	20,000	27,987
	Lonking Holdings Ltd.	456,000	99,114
*	Lotus Holdings Co. Ltd.	38,100	26,549
	Luenmei Quantum Co. Ltd., Class A	46,100	35,298
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	8,668
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	11,507
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	14,612
	Luxi Chemical Group Co. Ltd., Class A	40,200	65,695
	Luxin Venture Capital Group Co. Ltd., Class A	11,200	18,728
	Luxshare Precision Industry Co. Ltd., Class A	52,754	293,986
	Luyang Energy-Saving Materials Co. Ltd.	8,200	14,024
*Ω	Luye Pharma Group Ltd.	561,500	150,276
	Luzhou Laojiao Co. Ltd., Class A	11,809	189,097
	Maccura Biotechnology Co. Ltd., Class A	19,300	32,916
	Mango Excellent Media Co. Ltd., Class A	29,205	112,147
#*Ω	Maoyan Entertainment	155,400	172,720

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Maxscend Microelectronics Co. Ltd., Class A	2,400	$26,019
	Maxvision Technology Corp., Class A	7,700	24,916
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	24,653
Ω	Medlive Technology Co. Ltd.	57,000	64,032
	Meilleure Health International Industry Group Ltd.	594,000	22,238
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	55,724
#Ω	Meitu, Inc.	772,500	417,562
*Ω	Meituan, Class B	460,110	8,757,067
	Metallurgical Corp. of China Ltd., Class H	768,000	150,384
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	31,150
*Ω	Microport Cardioflow Medtech Corp.	94,000	9,345
	MicroPort NeuroScientific Corp.	34,397	45,481
*	Microport Scientific Corp.	30,200	25,220
	Micro-Tech Nanjing Co. Ltd., Class A	5,563	53,584
	Midea Group Co. Ltd., Class A	31,300	319,364
Ω	Midea Real Estate Holding Ltd.	124,600	46,873
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	15,229
	Ming Yang Smart Energy Group Ltd., Class A	32,200	46,169
	Ming Yuan Cloud Group Holdings Ltd.	238,000	80,633
	MINISO Group Holding Ltd.	174,800	1,007,027
*	Minmetals Development Co. Ltd., Class A	10,100	9,613
*	Minmetals Land Ltd.	296,000	11,207
		Shares	Value»
CHINA — (Continued)
*	Minth Group Ltd.	130,000	$259,644
	MLS Co. Ltd., Class A	25,996	29,218
*	MMG Ltd.	1,640,799	540,363
*Ω	Mobvista, Inc.	314,000	289,368
*	MOG Digitech Holdings Ltd.	130,000	16,318
	Montage Technology Co. Ltd., Class A	4,975	46,856
	Moon Environment Technology Co. Ltd., Class A	18,000	29,716
	Morimatsu International Holdings Co. Ltd.	89,000	53,959
	Motic Xiamen Electric Group Co. Ltd., Class A	5,500	12,414
*	Nanfang Zhongjin Environment Co. Ltd., Class A	50,400	24,039
	Nanhua Futures Co. Ltd., Class A	7,600	12,314
	NanJi E-Commerce Co. Ltd., Class A	47,354	32,408
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	45,989
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	35,243
	Nanjing Pharmaceutical Co. Ltd., Class A	42,600	28,739
*	Nanjing Sample Technology Co. Ltd., Class H	13,500	556
*	Nanjing Tanker Corp., Class A	44,500	19,596
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	11,790
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	37,927
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	13,680	27,393
	NARI Technology Co. Ltd., Class A	85,624	272,809
	NAURA Technology Group Co. Ltd., Class A	2,000	104,338

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	NavInfo Co. Ltd., Class A	20,500	$24,585
*	Nayuki Holdings Ltd.	128,500	19,413
	NBTM New Materials Group Co. Ltd., Class A	10,600	25,221
	NetDragon Websoft Holdings Ltd.	110,000	143,333
*Ω	NetEase Cloud Music, Inc.	5,850	91,919
	NetEase, Inc. (9999 HK)	170,600	3,506,714
	NetEase, Inc. (NTES US), ADR	25,226	2,594,494
	Neusoft Corp., Class A	18,600	24,340
	Neutech Group Ltd.	49,600	17,214
	New China Life Insurance Co. Ltd., Class H	316,600	990,837
	New Hope Dairy Co. Ltd., Class A	11,300	22,614
	New Trend International Logis-Tech Co. Ltd., Class A	12,700	19,828
	Neway Valve Suzhou Co. Ltd., Class A	16,700	63,268
*	Newborn Town, Inc.	182,000	110,884
	Newland Digital Technology Co. Ltd., Class A	34,100	93,548
	Nexteer Automotive Group Ltd.	256,000	118,626
*	Ninestar Corp., Class A	9,600	33,762
	Ningbo Boway Alloy Material Co. Ltd., Class A	7,900	21,609
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	23,784
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	14,035
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	25,400	40,820
	Ningbo Joyson Electronic Corp., Class A	23,700	55,853
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,400	83,094
		Shares	Value»
CHINA — (Continued)
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	$20,357
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,745	33,877
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	64,615
	Ningbo Shanshan Co. Ltd., Class A	37,500	35,999
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	16,651
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	72,318
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	18,996
	Ningbo Yunsheng Co. Ltd., Class A	10,200	10,683
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	28,643
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	13,600	26,680
*	NIO, Inc. (9866 HK), Class A	138,040	597,333
#*	Niu Technologies, Sponsored ADR	18,045	36,451
	NKY Medical Holdings Ltd., Class A	14,346	27,771
	Noah Holdings Ltd., Sponsored ADR	13,970	147,803
#Ω	Nongfu Spring Co. Ltd., Class H	33,600	158,514
	Norinco International Cooperation Ltd., Class A	41,710	55,752
	North China Pharmaceutical Co. Ltd., Class A	30,700	23,485
	North Copper Co. Ltd., Class A	77,000	97,677
	North Electro-Optic Co. Ltd., Class A	11,100	15,735
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	27,808
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	36,555

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	$21,248
	Northeast Securities Co. Ltd., Class A	48,600	51,430
	Northking Information Technology Co. Ltd., Class A	11,956	23,712
*	NSFOCUS Technologies Group Co. Ltd., Class A	23,600	23,162
*	Nuode New Materials Co. Ltd., Class A	37,200	19,026
	NYOCOR Co. Ltd., Class A	26,500	19,695
*	Offcn Education Technology Co. Ltd., Class A	115,100	51,593
	Offshore Oil Engineering Co. Ltd., Class A	113,459	84,217
	Onewo, Inc., Class H	73,600	208,602
	Oppein Home Group, Inc., Class A	2,900	26,201
	Opple Lighting Co. Ltd., Class A	18,600	42,647
	ORG Technology Co. Ltd., Class A	78,900	54,799
	Orient International Enterprise Ltd., Class A	25,700	23,136
	Orient Overseas International Ltd.	21,000	281,132
Ω	Orient Securities Co. Ltd., Class H	197,600	127,881
*	Oriental Energy Co. Ltd., Class A	55,000	74,369
	Oriental Pearl Group Co. Ltd., Class A	41,900	42,863
*	Ourpalm Co. Ltd., Class A	42,100	31,917
	Ovctek China, Inc., Class A	20,760	47,711
	Pacific Online Ltd.	17,000	678
*	Pacific Securities Co. Ltd., Class A	44,800	24,224
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	30,142
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	25,977
		Shares	Value»
CHINA — (Continued)
	PCI Technology Group Co. Ltd., Class A	51,800	$32,383
*	PDD Holdings, Inc., ADR	75,080	8,402,206
*Ω	Peijia Medical Ltd.	53,000	24,716
*	Peking University Resources Holdings Co. Ltd.	236,500	5,074
*	Pengxin International Mining Co. Ltd., Class A	57,000	24,760
	People.cn Co. Ltd., Class A	10,300	31,789
	People's Insurance Co. Group of China Ltd. , Class H	1,248,000	638,703
	Perfect World Co. Ltd., Class A	31,100	44,834
Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	89,731
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,952,134
	Ping An Bank Co. Ltd., Class A	152,600	241,695
#Ω	Ping An Healthcare & Technology Co. Ltd.	506,394	399,904
	Ping An Insurance Group Co. of China Ltd., Class H	812,000	4,572,115
	PNC Process Systems Co. Ltd., Class A	4,900	15,397
	POCO Holding Co. Ltd., Class A	3,920	28,849
*	Polaris Bay Group Co. Ltd., Class A	39,000	36,413
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	105,627
	Poly Property Group Co. Ltd.	702,362	132,236
	Poly Property Services Co. Ltd., Class H	38,200	134,759
Ω	Pop Mart International Group Ltd.	164,400	1,993,893
	Porton Pharma Solutions Ltd., Class A	9,400	20,478

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,017,000	$607,134
	Pou Sheng International Holdings Ltd.	548,000	35,232
	Power Construction Corp. of China Ltd., Class A	79,899	56,052
*	Powerwin Tech Group Ltd.	32,000	10,943
	PW Medtech Group Ltd.	171,000	20,182
	Pylon Technologies Co. Ltd., Class A	3,442	17,958
*	Q Technology Group Co. Ltd.	109,000	109,073
*	Qi An Xin Technology Group, Inc., Class A	13,655	47,372
	Qianhe Condiment & Food Co. Ltd., Class A	25,204	40,519
	Qifu Technology, Inc., ADR	58,118	2,318,908
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	18,000	24,723
	Qingdao Citymedia Co. Ltd., Class A	20,000	18,853
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	34,161
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	22,906
	Qingdao Gaoce Technology Co. Ltd., Class A	19,089	26,309
	Qingdao Gon Technology Co. Ltd., Class A	8,200	27,212
	Qingdao Haier Biomedical Co. Ltd., Class A	6,061	26,846
	Qingdao Hanhe Cable Co. Ltd., Class A	108,000	48,880
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	1,900	23,509
		Shares	Value»
CHINA — (Continued)
Ω	Qingdao Port International Co. Ltd., Class H	38,000	$29,562
	Qingdao Rural Commercial Bank Corp., Class A	91,100	37,590
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	18,905
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	42,860
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	92,716
*	QuantumCTek Co. Ltd., Class A	861	30,904
	Queclink Wireless Solutions Co. Ltd., Class A	9,500	19,237
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	79,184
#*	Radiance Holdings Group Co. Ltd.	166,000	60,283
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	8,840
	Raytron Technology Co. Ltd., Class A	3,725	25,669
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	9,682
*Ω	Redco Properties Group Ltd.	274,000	5,345
	Renhe Pharmacy Co. Ltd., Class A	50,100	38,788
	Renrui Human Resources Technology Holdings Ltd.	38,600	19,770
	Richinfo Technology Co. Ltd., Class A	6,100	24,991
	Risen Energy Co. Ltd., Class A	30,000	44,292
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	28,725
	Riyue Heavy Industry Co. Ltd., Class A	27,100	45,225
	Rizhao Port Co. Ltd., Class A	48,300	20,270
	RoboTechnik Intelligent Technology Co. Ltd., Class A	1,960	48,478

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rockchip Electronics Co. Ltd., Class A	2,100	$47,989
	Rongsheng Petrochemical Co. Ltd., Class A	33,100	40,349
*	Roshow Technology Co. Ltd., Class A	26,494	27,278
	Runjian Co. Ltd., Class A	4,700	20,882
	Sai Micro Electronics, Inc., Class A	10,400	23,370
	SAIC Motor Corp. Ltd., Class A	46,200	109,371
	Sanan Optoelectronics Co. Ltd., Class A	14,800	23,437
	Sangfor Technologies, Inc., Class A	1,600	13,173
	Sanquan Food Co. Ltd., Class A	18,800	29,516
	Sansure Biotech, Inc., Class A	5,033	14,030
#	Sany Heavy Equipment International Holdings Co. Ltd.	368,000	238,908
	Sany Heavy Industry Co. Ltd., Class A	42,650	94,795
	Satellite Chemical Co. Ltd., Class A	39,603	109,530
	SDIC Capital Co. Ltd., Class A	21,700	21,279
	Sealand Securities Co. Ltd., Class A	99,400	54,883
#*	Seazen Group Ltd.	768,285	170,731
*	Seazen Holdings Co. Ltd., Class A	34,226	53,346
	Seres Group Co. Ltd., Class A	4,000	73,600
	SF Holding Co. Ltd., Class A	38,524	209,245
	SG Micro Corp., Class A	2,660	31,035
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	106,600	63,791
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,000	19,121
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	23,975
		Shares	Value»
CHINA — (Continued)
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	$24,793
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	47,566
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	14,812
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	7,100	7,448
Ω	Shandong Gold Mining Co. Ltd., Class H	247,750	429,875
	Shandong Haihua Co. Ltd., Class A	17,900	12,827
	Shandong Head Group Co. Ltd., Class A	11,200	19,000
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	122,087
	Shandong Hi-speed Co. Ltd., Class A	22,800	31,740
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	24,900	19,717
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	7,858
	Shandong Humon Smelting Co. Ltd., Class A	32,600	49,117
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	8,797
	Shandong Jinjing Science & Technology Co. Ltd., Class A	26,700	18,955
	Shandong Lukang Pharma, Class A	22,800	28,064
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	38,580
	Shandong Publishing & Media Co. Ltd., Class A	26,800	41,344

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	$47,222
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,700	65,357
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	696,000	434,368
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	18,294
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	28,618
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	11,900	17,151
	Shanghai AJ Group Co. Ltd., Class A	29,600	19,682
	Shanghai AtHub Co. Ltd., Class A	19,328	53,180
	Shanghai Bailian Group Co. Ltd., Class A	31,200	41,989
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	16,704	56,141
	Shanghai Baolong Automotive Corp., Class A	3,300	16,122
	Shanghai Baosight Software Co. Ltd., Class A	19,494	77,975
	Shanghai Baosteel Packaging Co. Ltd., Class A	28,200	18,365
	Shanghai Belling Co. Ltd., Class A	4,900	24,501
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	200	5,512
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	14,900	23,254
	Shanghai Construction Group Co. Ltd., Class A	141,200	48,550
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,500	20,531
		Shares	Value»
CHINA — (Continued)
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	$17,755
#*	Shanghai Electric Group Co. Ltd., Class H	534,000	181,782
*	Shanghai Feilo Acoustics Co. Ltd., Class A	51,100	27,760
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	84,286
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	63,000	118,921
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	34,966
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	35,636
	Shanghai Gentech Co. Ltd., Class A	4,383	22,018
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	39,764
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	28,144
*Ω	Shanghai Henlius Biotech, Inc., Class H	11,100	23,946
	Shanghai Huace Navigation Technology Ltd., Class A	5,300	29,411
	Shanghai Huayi Group Co. Ltd., Class A	49,600	46,233
	Shanghai Industrial Urban Development Group Ltd.	504,600	21,762
	Shanghai INT Medical Instruments Co. Ltd.	6,400	24,344
	Shanghai International Airport Co. Ltd., Class A	4,600	21,085

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Jahwa United Co. Ltd., Class A	9,800	$21,098
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	20,386
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	36,988
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	25,145
	Shanghai Liangxin Electrical Co. Ltd., Class A	36,100	34,018
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	29,378
	Shanghai M&G Stationery, Inc., Class A	14,300	55,909
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	52,202
*	Shanghai Medicilon, Inc., Class A	2,965	11,261
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	17,073
	Shanghai Moons' Electric Co. Ltd., Class A	1,300	11,214
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,100	365,584
	Shanghai Pret Composites Co. Ltd., Class A	17,300	22,023
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	19,081
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	374,288
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	24,776	50,382
	Shanghai QiFan Cable Co. Ltd., Class A	9,000	18,919
		Shares	Value»
CHINA — (Continued)
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	$69,352
	Shanghai Runda Medical Technology Co. Ltd., Class A	17,200	38,869
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	69,911
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	24,121
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	46,112
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	38,455
	Shanghai Stonehill Technology Co. Ltd., Class A	109,100	61,463
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	28,400	27,124
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	19,238
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	40,824
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	47,456
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	37,047
	Shanghai Yaoji Technology Co. Ltd., Class A	14,300	55,260
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	28,154
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,400	34,568
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	39,500	21,316

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,600	$23,942
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	30,210
	Shanjin International Gold Co. Ltd., Class A	43,100	100,397
	Shannon Semiconductor Technology Co. Ltd., Class A	10,200	39,247
	Shantui Construction Machinery Co. Ltd., Class A	34,500	47,719
	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	17,334
	Shanxi Hi-speed Group Co. Ltd., Class A	36,800	24,201
	Shanxi Securities Co. Ltd., Class A	47,230	39,270
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	27,856
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	225,026
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	16,199
	Sharetronic Data Technology Co. Ltd., Class A	2,800	35,379
	Shede Spirits Co. Ltd., Class A	5,100	37,777
	Shengda Resources Co. Ltd., Class A	21,100	40,568
	Shenghe Resources Holding Co. Ltd., Class A	41,500	61,122
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	7,702
	Shengyi Technology Co. Ltd., Class A	12,700	52,447
	Shenma Industry Co. Ltd., Class A	17,300	17,783
	Shennan Circuits Co. Ltd., Class A	5,900	106,709
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	144,045
		Shares	Value»
CHINA — (Continued)
*	Shenyang Jinbei Automotive Co. Ltd., Class A	32,300	$29,589
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,740	36,088
	Shenzhen Agricultural Power Group Co. Ltd., Class A	23,800	21,599
	Shenzhen Airport Co. Ltd., Class A	45,500	44,344
	Shenzhen Aisidi Co. Ltd., Class A	32,000	56,036
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	14,600	17,025
	Shenzhen BSC Technology Co. Ltd., Class A	5,600	22,206
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	68,120
	Shenzhen Center Power Tech Co. Ltd., Class A	12,100	27,196
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	16,497
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	23,708
	Shenzhen Click Technology Co. Ltd., Class A	9,300	16,631
	Shenzhen Colibri Technologies Co. Ltd., Class A	10,900	23,550
	Shenzhen Comix Group Co. Ltd., Class A	13,700	12,980
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	15,894
	Shenzhen Desay Battery Technology Co., Class A	6,754	21,032
*	Shenzhen Dynanonic Co. Ltd., Class A	7,752	34,428
	Shenzhen Envicool Technology Co. Ltd., Class A	6,240	35,142

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	31,380	$80,854
	Shenzhen Expressway Corp. Ltd., Class H	158,000	133,396
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	38,628
*	Shenzhen Fenda Technology Co. Ltd., Class A	39,700	36,582
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	657	13,873
	Shenzhen FRD Science & Technology Co. Ltd., Class A	11,300	30,170
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	32,897
	Shenzhen Gas Corp. Ltd., Class A	37,900	34,693
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	14,131
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	21,828
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	36,721
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	20,199
	Shenzhen Honor Electronic Co. Ltd., Class A	1,500	25,115
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	48,565
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	100,328
	Shenzhen International Holdings Ltd.	426,351	381,613
	Shenzhen Investment Ltd.	825,174	85,983
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	14,366
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	$10,677
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	31,788
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	55,687
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	17,234
	Shenzhen Kedali Industry Co. Ltd., Class A	6,300	95,241
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	26,656
	Shenzhen Kinwong Electronic Co. Ltd., Class A	9,600	45,721
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	13,200	42,413
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	29,565
	Shenzhen Leaguer Co. Ltd., Class A	35,800	39,598
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	15,752
	Shenzhen Megmeet Electrical Co. Ltd., Class A	10,400	90,258
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	24,030
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,200	392,360
	Shenzhen MTC Co. Ltd., Class A	40,800	30,198
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	87,100	28,490
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	80,332

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	$18,460
	Shenzhen Noposin Crop Science Co. Ltd., Class A	18,400	25,063
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	20,852
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	54,500	8,824
	Shenzhen Qingyi Photomask Ltd., Class A	4,798	17,185
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	33,316
	Shenzhen SC New Energy Technology Corp., Class A	5,245	46,597
	Shenzhen SED Industry Co. Ltd., Class A	17,800	40,064
	Shenzhen SEG Co. Ltd., Class A	18,200	19,154
	Shenzhen Senior Technology Material Co. Ltd., Class A	29,593	40,081
	Shenzhen Sinexcel Electric Co. Ltd., Class A	2,800	11,332
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	46,199
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	13,948
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	22,200	31,884
	Shenzhen Sunway Communication Co. Ltd., Class A	13,100	43,328
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	18,602
	Shenzhen Topband Co. Ltd., Class A	25,000	49,358
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	18,228
		Shares	Value»
CHINA — (Continued)
	Shenzhen Transsion Holdings Co. Ltd., Class A	18,544	$257,209
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,200	19,171
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	100,472
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	16,326
	Shenzhen Yinghe Technology Co. Ltd., Class A	18,600	47,256
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	17,400	18,480
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	6,800	23,524
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	80,600
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	51,720
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	54,053
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	37,669
	Shinva Medical Instrument Co. Ltd., Class A	11,960	26,503
	Shiyue Daotian Group Co. Ltd.	30,000	21,244
††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	2,077
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	29,080
	Shui On Land Ltd.	940,500	77,436
*	Siasun Robot & Automation Co. Ltd., Class A	14,500	36,454
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	103,117

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	39,300	$70,959
	Sichuan EM Technology Co. Ltd., Class A	19,100	20,841
	Sichuan Expressway Co. Ltd., Class H	234,000	100,153
	Sichuan Haite High-tech Co. Ltd., Class A	14,200	19,145
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	33,177
	Sichuan Injet Electric Co. Ltd., Class A	1,800	12,595
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	19,583
	Sichuan Jiuzhou Electric Co. Ltd., Class A	16,600	31,318
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	23,803
	Sichuan New Energy Power Co. Ltd., Class A	30,700	46,499
	Sichuan Road & Bridge Group Co. Ltd., Class A	77,080	76,353
	Sichuan Swellfun Co. Ltd., Class A	5,600	35,936
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	26,950
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	44,555
	Sieyuan Electric Co. Ltd., Class A	11,400	126,979
	SIM Technology Group Ltd.	262,000	11,376
#Ω	Simcere Pharmaceutical Group Ltd.	162,000	142,642
	Sineng Electric Co. Ltd., Class A	5,700	30,233
	Sino Biopharmaceutical Ltd.	2,419,000	879,379
	Sinocare, Inc., Class A	9,700	29,877
*	Sinochem International Corp., Class A	21,000	10,865
		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	694,000	$100,053
	Sinolink Securities Co. Ltd., Class A	30,800	35,046
*	Sinolink Worldwide Holdings Ltd.	604,800	10,549
	Sinoma International Engineering Co., Class A	67,300	88,834
	Sinoma Science & Technology Co. Ltd., Class A	21,700	36,452
	Sinomach Automobile Co. Ltd., Class A	45,500	39,948
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	30,331
	Sinomine Resource Group Co. Ltd., Class A	7,952	41,547
	Sinopec Engineering Group Co. Ltd., Class H	534,500	427,758
	Sinopec Kantons Holdings Ltd.	336,000	188,692
*	Sinopec Oilfield Equipment Corp., Class A	25,900	22,365
*	Sinopec Oilfield Service Corp., Class H	906,000	78,521
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	62,633
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	2,319	15,605
	Sinopharm Group Co. Ltd., Class H	641,600	1,696,864
	Sino-Platinum Metals Co. Ltd., Class A	10,478	19,861
	Sinoseal Holding Co. Ltd., Class A	3,600	18,028
	Sinosoft Co. Ltd., Class A	19,880	56,114
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	38,548
	Sinosteel New Materials Co. Ltd., Class A	20,800	20,910
	Sinotrans Ltd., Class H	879,000	419,366
	Sinotruk Hong Kong Ltd.	206,000	600,372

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	$46,042
	Skshu Paint Co. Ltd., Class A	5,056	29,794
	Skyworth Digital Co. Ltd., Class A	29,900	50,059
	Skyworth Group Ltd.	375,694	129,773
	Songcheng Performance Development Co. Ltd., Class A	14,900	18,517
	Sonoscape Medical Corp., Class A	8,300	32,158
	SooChow Securities Co. Ltd., Class A	35,340	36,724
	Southern Publishing & Media Co. Ltd., Class A	11,900	26,446
	Southwest Securities Co. Ltd., Class A	97,700	58,917
	SSY Group Ltd.	422,000	171,553
	Stanley Agricultural Group Co. Ltd., Class A	22,600	22,637
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	24,230
	StarPower Semiconductor Ltd., Class A	2,660	30,895
	State Grid Information & Communication Co. Ltd., Class A	17,400	42,720
	STO Express Co. Ltd., Class A	35,000	51,428
	Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	26,345
	Sumavision Technologies Co. Ltd., Class A	21,300	15,593
	Sumec Corp. Ltd., Class A	48,500	63,698
	Sun Art Retail Group Ltd.	314,500	68,789
*	Sun Create Electronics Co. Ltd., Class A	2,704	7,654
*	Sun King Technology Group Ltd.	240,000	41,756
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	35,732
		Shares	Value»
CHINA — (Continued)
	Sungrow Power Supply Co. Ltd., Class A	24,640	$244,966
	Suning Universal Co. Ltd., Class A	52,000	16,046
	Sunny Optical Technology Group Co. Ltd.	96,200	865,844
	Sunresin New Materials Co. Ltd., Class A	7,875	53,519
	Sunrise Group Co. Ltd., Class A	26,000	20,346
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	20,503
	Sunwoda Electronic Co. Ltd., Class A	13,100	38,704
	Suofeiya Home Collection Co. Ltd., Class A	12,600	28,520
	SUPCON Technology Co. Ltd., Class A	3,434	23,875
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	31,450
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	37,000	171,378
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	33,704
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	13,940
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	11,446
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	28,686
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	16,455
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,249	86,829
	SY Holdings Group Ltd.	86,000	86,969
	Symphony Holdings Ltd.	330,000	35,134
	SYoung Group Co. Ltd., Class A	10,900	17,541

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp. Ltd., Class A	10,439	$33,186
*	Taiyuan Heavy Industry Co. Ltd., Class A	58,500	19,144
*	Talkweb Information System Co. Ltd., Class A	12,600	29,215
	TangShan Port Group Co. Ltd., Class A	54,500	33,982
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	46,970
	Tansun Technology Co. Ltd., Class A	12,000	24,845
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	31,374
	TCL Electronics Holdings Ltd.	308,000	270,072
	TDG Holdings Co. Ltd., Class A	24,800	23,565
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	35,243
	Ten Pao Group Holdings Ltd.	140,000	27,488
	Tencent Holdings Ltd.	672,001	35,357,403
	Tencent Music Entertainment Group, ADR	149,627	1,792,531
#	Tenfu Cayman Holdings Co. Ltd.	46,000	21,860
	Three Squirrels, Inc., Class A	7,900	35,506
	Three's Co. Media Group Co. Ltd., Class A	6,216	26,877
	Thunder Software Technology Co. Ltd., Class A	6,000	51,764
	Tian An China Investment Co. Ltd.	112,000	66,676
	Tian Lun Gas Holdings Ltd.	55,500	25,026
*††	Tian Shan Development Holding Ltd.	76,000	0
	Tiande Chemical Holdings Ltd.	244,000	35,762
		Shares	Value»
CHINA — (Continued)
	Tiangong International Co. Ltd.	216,000	$51,660
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	36,130
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	21,148
	Tianjin Development Holdings Ltd.	60,000	15,284
	Tianjin Port Co. Ltd., Class A	70,200	46,083
	Tianjin Port Development Holdings Ltd.	304,000	26,481
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	20,109
	Tianjin Teda Co. Ltd., Class A	32,700	17,288
*	Tianma Microelectronics Co. Ltd., Class A	32,300	37,403
	Tianneng Power International Ltd.	184,000	176,999
#	Tianqi Lithium Corp., Class H	45,600	132,602
	Tianrun Industry Technology Co. Ltd., Class A	36,500	27,579
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	56,248
	Tibet Mineral Development Co. Ltd., Class A	7,900	22,098
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	47,147
	Time Interconnect Technology Ltd.	88,000	49,513
	Tingyi Cayman Islands Holding Corp.	398,000	606,807
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	35,772
	TK Group Holdings Ltd.	30,000	7,478
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	28,880

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Toly Bread Co. Ltd., Class A	55,029	$44,052
	Tomson Group Ltd.	210,981	81,007
	Tongcheng Travel Holdings Ltd.	354,400	893,390
*	Tongdao Liepin Group	70,200	26,416
	TongFu Microelectronics Co. Ltd., Class A	9,700	37,955
*	Tongguan Gold Group Ltd.	196,000	11,715
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	21,116
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	11,000	22,457
	Tongkun Group Co. Ltd., Class A	31,900	52,554
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	41,041
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	67,692
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	16,747
	Topchoice Medical Corp., Class A	7,089	40,186
	Topsec Technologies Group, Inc., Class A	38,100	37,751
Ω	Topsports International Holdings Ltd.	1,050,000	388,418
	Toread Holdings Group Co. Ltd., Class A	26,900	25,093
	Towngas Smart Energy Co. Ltd.	291,551	113,241
*	TPV Technology Co. Ltd., Class A	142,500	51,798
	Transfar Zhilian Co. Ltd., Class A	79,500	47,283
	TravelSky Technology Ltd., Class H	97,000	119,526
	Triangle Tyre Co. Ltd., Class A	10,100	21,397
*	Trigiant Group Ltd.	272,000	11,280
	Trina Solar Co. Ltd., Class A	13,079	30,985
		Shares	Value»
CHINA — (Continued)
*	Trip.com Group Ltd. (9961 HK)	30,400	$2,135,116
*	Trip.com Group Ltd. (TCOM US), ADR	38,258	2,684,564
*	Triumph New Energy Co. Ltd., Class H	48,000	23,171
	Triumph Science & Technology Co. Ltd., Class A	7,400	11,226
	TRS Information Technology Corp. Ltd., Class A	10,300	31,522
	Truking Technology Ltd., Class A	10,500	9,478
	Truly International Holdings Ltd.	98,000	15,154
	Tsingtao Brewery Co. Ltd., Class H	138,000	847,570
*	Tuniu Corp., Sponsored ADR	11,396	11,287
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,319	27,130
	Unilumin Group Co. Ltd., Class A	43,100	41,165
	Uni-President China Holdings Ltd.	221,000	222,451
	Unisplendour Corp. Ltd., Class A	37,180	130,041
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	48,101
	V V Food & Beverage Co. Ltd., Class A	52,800	24,014
	Valiant Co. Ltd., Class A	29,200	40,816
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	9,995
	Vatti Corp. Ltd., Class A	13,500	13,044
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,200	19,627
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	5,323
	Venustech Group, Inc., Class A	11,700	24,181
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	3,130	21,196

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Vipshop Holdings Ltd., ADR	149,155	$2,143,357
	Visual China Group Co. Ltd., Class A	5,600	18,516
*Ω	Viva Biotech Holdings	283,000	29,206
	Walvax Biotechnology Co. Ltd., Class A	19,100	29,472
	Wangneng Environment Co. Ltd., Class A	8,600	17,598
	Wangsu Science & Technology Co. Ltd., Class A	17,700	25,561
	Wanguo Gold Group Ltd.	98,000	168,112
	Wanhua Chemical Group Co. Ltd., Class A	8,900	84,258
	Want Want China Holdings Ltd.	969,000	592,194
	Wanxiang Qianchao Co. Ltd., Class A	55,900	46,584
	Warom Technology, Inc. Co., Class A	7,000	19,618
	Wasion Holdings Ltd.	134,000	132,831
	Weibo Corp. (9898 HK), Class A	760	7,447
	Weibo Corp. (WB US), Sponsored ADR	24,604	241,611
	Weichai Power Co. Ltd., Class H	692,000	1,204,216
	Weifu High-Technology Group Co. Ltd., Class A	15,600	39,079
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	51,770
*Ω	Weimob, Inc.	59,000	17,540
	Wencan Group Co. Ltd., Class A	5,200	16,587
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	22,842
	Western Metal Materials Co. Ltd., Class A	12,000	28,183
	Western Mining Co. Ltd., Class A	31,700	76,479
*	Western Region Gold Co. Ltd., Class A	14,200	23,999
	Western Securities Co. Ltd., Class A	66,300	69,988
		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	6,525	$38,584
#	Wharf Holdings Ltd.	153,000	373,780
	Will Semiconductor Co. Ltd. Shanghai, Class A	5,187	75,730
	Willfar Information Technology Co. Ltd., Class A	4,219	20,833
	Winall Hi-Tech Seed Co. Ltd., Class A	28,800	40,464
	Windey Energy Technology Group Co. Ltd., Class A	7,410	13,272
	Wingtech Technology Co. Ltd., Class A	13,800	64,121
	Winning Health Technology Group Co. Ltd., Class A	50,800	45,883
	Wolong Electric Group Co. Ltd., Class A	33,300	95,219
*	World Union Group, Inc., Class A	32,800	10,725
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	71,056
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	41,924
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	37,083
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	14,958
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	19,030
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	15,128
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	27,258
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	14,846
	Wuhu Token Science Co. Ltd., Class A	37,700	32,333

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuliangye Yibin Co. Ltd., Class A	30,812	$543,388
	WUS Printed Circuit Kunshan Co. Ltd., Class A	22,790	131,626
Ω	WuXi AppTec Co. Ltd., Class H	70,400	501,064
	Wuxi Autowell Technology Co. Ltd., Class A	8,430	47,412
	Wuxi Best Precision Machinery Co. Ltd., Class A	7,000	25,408
*Ω	Wuxi Biologics Cayman, Inc.	649,000	1,553,518
	Wuxi Boton Technology Co. Ltd., Class A	5,900	15,082
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	24,900	31,001
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,100	32,532
	Wuxi NCE Power Co. Ltd., Class A	5,740	25,508
	Wuxi Rural Commercial Bank Co. Ltd., Class A	40,800	32,837
	Wuxi Taiji Industry Ltd. Co., Class A	38,600	36,067
	XCMG Construction Machinery Co. Ltd., Class A	127,100	134,015
	XGD, Inc., Class A	12,100	36,456
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	8,496
	Xiamen Bank Co. Ltd., Class A	41,100	31,476
	Xiamen C & D, Inc., Class A	69,000	91,335
*	Xiamen Changelight Co. Ltd., Class A	10,900	16,422
	Xiamen Faratronic Co. Ltd., Class A	2,700	45,972
	Xiamen International Airport Co. Ltd., Class A	11,480	23,169
	Xiamen Intretech, Inc., Class A	16,990	33,571
	Xiamen ITG Group Corp. Ltd., Class A	57,300	50,493
		Shares	Value»
CHINA — (Continued)
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	$7,253
	Xiamen Kingdomway Group Co., Class A	13,000	25,671
	Xiamen Port Development Co. Ltd., Class A	22,300	21,974
	Xiamen Tungsten Co. Ltd., Class A	45,700	122,775
	Xiamen Xiangyu Co. Ltd., Class A	74,206	63,555
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,388	23,265
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	38,713
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	16,055
	Xiandai Investment Co. Ltd., Class A	41,500	24,206
	Xiangcai Co. Ltd., Class A	41,933	37,819
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	39,197
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	24,916
*Ω	Xiaomi Corp., Class B	1,338,800	6,710,140
	Xilinmen Furniture Co. Ltd., Class A	8,000	18,495
	Xinfengming Group Co. Ltd., Class A	35,700	57,306
	Xingfa Aluminium Holdings Ltd.	41,000	36,590
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	186,384
	Xinhuanet Co. Ltd., Class A	8,200	26,023
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	8,453
	Xinjiang Joinworld Co. Ltd., Class A	23,400	22,668
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	25,812

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	$14,995
#	Xinyi Energy Holdings Ltd.	645,332	65,625
	Xinyu Iron & Steel Co. Ltd., Class A	43,200	22,008
	Xinzhi Group Co. Ltd., Class A	11,200	22,042
*	Xizang Zhufeng Resources Co. Ltd., Class A	15,200	21,771
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	23,739
*	XPeng, Inc., Class A	195,800	1,488,051
	Xtep International Holdings Ltd.	537,746	415,516
	Xuji Electric Co. Ltd., Class A	21,100	78,479
*	Xunlei Ltd., ADR	19,606	48,623
Ω	Yadea Group Holdings Ltd.	446,653	741,745
	Yangling Metron New Material, Inc., Class A	9,162	23,790
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	13,702
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,700	39,997
	Yankershop Food Co. Ltd., Class A	4,830	35,557
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	20,251
	Yantai China Pet Foods Co. Ltd., Class A	5,400	28,592
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	18,029
	Yantai Eddie Precision Machinery Co. Ltd., Class A	15,380	36,433
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	152,328
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	35,675
		Shares	Value»
CHINA — (Continued)
*	Yatsen Holding Ltd., ADR	25,009	$79,279
	YD Electronic Technology Co. Ltd., Class A	6,600	19,615
*	Yeahka Ltd.	59,600	62,730
	Yealink Network Technology Corp. Ltd., Class A	12,772	72,464
	Yechiu Metal Recycling China Ltd., Class A	69,400	22,339
	Yeebo International Holdings Ltd.	42,000	21,137
	YGSOFT, Inc., Class A	25,800	20,343
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	19,182
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	91,200	107,742
	Yifan Pharmaceutical Co. Ltd., Class A	27,900	41,350
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,041	69,455
	Yihai International Holding Ltd.	173,000	298,430
	Yinbang Clad Material Co. Ltd., Class A	21,100	32,109
	Yindu Kitchen Equipment Co. Ltd., Class A	5,800	20,508
	Yiren Digital Ltd., Sponsored ADR	11,804	67,047
Ω	Yixin Group Ltd.	476,000	49,106
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	36,955
	Yizumi Holdings Co. Ltd., Class A	9,100	26,039
	Yonfer Agricultural Technology Co. Ltd., Class A	50,100	88,562
*	Yonghui Superstores Co. Ltd., Class A	30,400	22,945
	Yotrio Group Co. Ltd., Class A	40,700	19,145
	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	18,984

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Youngor Fashion Co. Ltd., Class A	66,900	$75,351
Youngy Co. Ltd., Class A	6,400	27,052
Youzu Interactive Co. Ltd., Class A	21,100	25,632
YTO Express Group Co. Ltd., Class A	32,600	61,706
Yuexiu Property Co. Ltd.	476,800	298,632
Yuexiu Services Group Ltd.	77,500	31,420
Yuexiu Transport Infrastructure Ltd.	262,000	123,904
Yum China Holdings, Inc. (9987 HK)	11,400	519,920
Yum China Holdings, Inc. (YUMC US)	6,150	284,437
YUNDA Holding Group Co. Ltd., Class A	61,380	63,791
Yunkang Group Ltd.	8,000	5,857
Yunnan Baiyao Group Co. Ltd., Class A	12,780	102,165
Yunnan Copper Co. Ltd., Class A	74,200	130,909
Yunnan Energy New Material Co. Ltd., Class A	5,600	22,370
Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	26,114
Yunnan Tin Co. Ltd., Class A	41,800	83,769
Yusys Technologies Co. Ltd., Class A	7,040	18,998
Yutong Bus Co. Ltd., Class A	28,600	112,401
Zangge Mining Co. Ltd., Class A	13,900	59,126
ZBOM Home Collection Co. Ltd., Class A	5,605	8,954
Zengame Technology Holding Ltd.	112,000	32,981
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,029	196,632
Zhaojin Mining Industry Co. Ltd., Class H	182,500	289,403
		Shares	Value»
CHINA — (Continued)
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	$8,487
	Zhefu Holding Group Co. Ltd., Class A	75,300	31,148
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	23,345
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	19,180	22,370
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	31,313
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	9,200	68,704
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	47,098
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	74,214
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	40,703
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	35,328
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	39,079
	Zhejiang Dahua Technology Co. Ltd., Class A	29,002	60,780
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,000	45,173
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	69,909
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	43,880
	Zhejiang Expressway Co. Ltd., Class H	484,160	348,441
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	17,166

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	28,300	$32,482
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	50,500	36,555
	Zhejiang Hailiang Co. Ltd., Class A	55,700	81,282
	Zhejiang Hailide New Material Co. Ltd., Class A	33,300	20,319
	Zhejiang HangKe Technology, Inc. Co., Class A	10,560	25,811
	Zhejiang Hangmin Co. Ltd., Class A	16,190	15,904
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	11,301
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	24,491
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	64,386
	Zhejiang Huayou Cobalt Co. Ltd., Class A	10,620	42,915
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	52,033
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	18,952
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	20,514
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	52,413
	Zhejiang Jingu Co. Ltd., Class A	22,000	34,687
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	38,633
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	20,554
		Shares	Value»
CHINA — (Continued)
	Zhejiang Juhua Co. Ltd., Class A	14,614	$51,942
	Zhejiang Lante Optics Co. Ltd., Class A	5,852	21,998
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	39,500
	Zhejiang Medicine Co. Ltd., Class A	18,416	38,308
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	24,733
	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	21,620
	Zhejiang NHU Co. Ltd., Class A	40,548	125,928
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	43,041
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	15,209
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	23,650
	Zhejiang Runtu Co. Ltd., Class A	42,100	40,079
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,000	54,923
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	50,931
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	25,115
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	16,024
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	5,900	25,077
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	10,295
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	32,061
	Zhejiang Supor Co. Ltd., Class A	3,700	27,110

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Taihua New Material Group Co. Ltd., Class A	5,700	$8,545
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	6,897
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	59,816
	Zhejiang Wanliyang Co. Ltd., Class A	45,600	39,476
	Zhejiang Wanma Co. Ltd., Class A	33,300	38,671
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	43,286
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	50,775
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	46,211
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	21,808
	Zhejiang XCC Group Co. Ltd., Class A	10,100	60,561
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	20,998
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	28,219
	Zhejiang Xinao Textiles, Inc., Class A	9,800	8,843
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	12,113
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	37,543
*	Zhejiang Yongtai Technology Co. Ltd., Class A	19,300	22,259
	Zhende Medical Co. Ltd., Class A	2,900	8,761
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	81,111
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	$12,217
	Zheshang Securities Co. Ltd., Class A	20,000	31,199
	Zhewen Interactive Group Co. Ltd., Class A	49,300	44,499
*	Zhihu, Inc.	18,400	21,127
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	318,900	495,663
	Zhongji Innolight Co. Ltd., Class A	11,900	188,455
	Zhongjin Gold Corp. Ltd., Class A	56,900	104,262
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	16,472
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	23,500	21,351
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	52,074
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	23,287
	Zhongsheng Group Holdings Ltd.	339,500	536,914
	Zhongtai Securities Co. Ltd., Class A	11,600	9,956
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	17,300	27,362
#*	Zhongyu Energy Holdings Ltd.	215,000	123,606
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	4,879
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	30,596
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	139,500	537,715
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	34,501
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	48,223

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhuzhou Smelter Group Co. Ltd., Class A	18,800	$21,482
	Zhuzhou Times New Material Technology Co. Ltd., Class A	15,400	25,995
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,200	43,568
	ZJAMP Group Co. Ltd., Class A	17,100	20,365
#Ω	ZJLD Group, Inc.	129,000	110,784
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	323,600	240,351
	ZTE Corp., Class H	169,800	593,623
	ZTO Express Cayman, Inc. (2057 HK)	43,750	837,624
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	306,061
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,164	25,716
*	Zx, Inc.	25,400	25,399
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	29,500	42,211
TOTAL CHINA			299,210,289
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	30,741	51,077
	Bancolombia SA (BCOLO CB)	18,257	187,129
	Bancolombia SA (CIB US), Sponsored ADR	9,294	367,578
	Celsia SA ESP	86,515	76,536
#	Grupo Aval Acciones y Valores SA, ADR	4,349	12,177
	Grupo Energia Bogota SA ESP	236,930	152,131
	Interconexion Electrica SA ESP	52,348	230,057
	Mineros SA	13,708	15,892
	Promigas SA ESP	46,475	78,140
TOTAL COLOMBIA			1,170,717
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,954	255,094
		Shares	Value»
CZECH REPUBLIC — (Continued)
Ω	Moneta Money Bank AS	25,098	$141,789
TOTAL CZECH REPUBLIC			396,883
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	91,950	135,289
GREECE — (0.5%)
*	Aktor SA Holding Company Technical & Energy Projects	7,411	39,568
	Alpha Services & Holdings SA	185,968	342,135
	Athens Water Supply & Sewage Co. SA	6,473	40,922
	Autohellas Tourist & Trading SA	5,765	65,307
	Avax SA	7,770	15,531
	Bank of Greece	4,212	62,785
	Ellaktor SA	12,375	28,716
	ElvalHalcor SA	22,035	47,730
	Eurobank Ergasias Services & Holdings SA	187,823	470,070
	Fourlis Holdings SA	15,072	64,179
	GEK Terna SA	8,370	162,117
	Hellenic Exchanges - Athens Stock Exchange SA	9,382	48,210
	Hellenic Telecommunications Organization SA	17,341	262,218
	Helleniq Energy Holdings SA	31,421	244,140
	Ideal Holdings SA	11,319	70,589
	Intracom Holdings SA	12,803	41,080
	Jumbo SA	22,689	612,949
	Kri-Kri Milk Industry SA	2,713	45,204
*	LAMDA Development SA	4,426	31,889
*	Lavipharm SA	13,888	12,414
	Metlen Energy & Metals SA	307	11,036
	Motor Oil Hellas Corinth Refineries SA	27,479	607,138
	National Bank of Greece SA	40,552	351,406
	OPAP SA	33,126	568,253

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Piraeus Financial Holdings SA	75,398	$341,135
	Piraeus Port Authority SA	1,629	50,507
	Profile Systems & Software SA	3,854	21,128
	Quest Holdings SA	8,669	56,728
	Sarantis SA	5,551	65,630
	Terna Energy SA	18,894	391,949
	Thrace Plastics Holding & Co.	3,797	16,019
TOTAL GREECE			5,188,682
HONG KONG — (0.0%)
	Amrita Global	50,000	3,850
	PAX Global Technology Ltd.	218,000	134,205
TOTAL HONG KONG			138,055
HUNGARY — (0.2%)
#*	4iG Nyrt	5,746	20,131
	Magyar Telekom Telecommunications PLC	97,235	342,405
*	MASTERPLAST Nyrt	1,147	8,196
	Opus Global Nyrt	37,779	52,011
	OTP Bank Nyrt	22,647	1,401,157
	Richter Gedeon Nyrt	15,998	414,325
TOTAL HUNGARY			2,238,225
INDIA — (18.9%)
	360 ONE WAM Ltd.	55,496	645,107
*	3i Infotech Ltd.	47,115	15,409
	3M India Ltd.	448	152,286
	63 Moons Technologies Ltd.	6,370	54,928
	Aarti Industries Ltd.	20,172	103,625
	Aarti Pharmalabs Ltd.	6,634	44,534
*	Aavas Financiers Ltd.	7,198	141,758
	ABB India Ltd.	5,794	392,758
	Abbott India Ltd.	126	38,062
	Accelya Solutions India Ltd.	1,511	25,085
	Action Construction Equipment Ltd.	15,331	224,657
*	Adani Green Energy Ltd.	17,622	203,668
	Adani Total Gas Ltd.	42,762	315,478
*	Adani Wilmar Ltd.	8,625	26,473
	ADF Foods Ltd.	12,605	39,159
*	Aditya Birla Capital Ltd.	167,247	344,418
*	Aditya Birla Fashion & Retail Ltd.	99,087	311,804
		Shares	Value»
INDIA — (Continued)
	Advanced Enzyme Technologies Ltd.	11,626	$44,051
	Aegis Logistics Ltd.	43,099	346,717
*	Affle India Ltd.	10,674	185,732
	Agro Tech Foods Ltd.	1,250	11,432
	Ahluwalia Contracts India Ltd.	5,052	49,652
	AIA Engineering Ltd.	1,838	78,338
	Ajanta Pharma Ltd.	10,574	327,661
	Ajmera Realty & Infra India Ltd.	2,145	23,329
	Akzo Nobel India Ltd.	3,858	168,751
	Alembic Ltd.	14,547	19,612
	Alembic Pharmaceuticals Ltd.	11,164	117,986
	Alkem Laboratories Ltd.	7,590	442,764
*	Allcargo Gati Ltd.	15,561	12,997
	Allcargo Logistics Ltd.	123,978	60,409
*	Allcargo Terminals Ltd.	19,487	7,388
	Allied Digital Services Ltd.	4,683	12,480
	Amara Raja Energy & Mobility Ltd.	25,834	308,188
*	Amber Enterprises India Ltd.	2,285	170,510
	Ambika Cotton Mills Ltd.	671	11,739
	Anant Raj Ltd.	23,144	158,879
	Angel One Ltd.	14,848	400,532
	Anup Engineering Ltd.	1,400	45,587
	Apar Industries Ltd.	5,951	511,741
	APL Apollo Tubes Ltd.	51,673	899,507
	Apollo Hospitals Enterprise Ltd.	19,036	1,497,694
	Apollo Tyres Ltd.	30,012	150,687
	Aptech Ltd.	4,388	7,924
	Aptus Value Housing Finance India Ltd.	9,471	32,973
	Arvind Fashions Ltd.	17,579	96,691
	Arvind SmartSpaces Ltd.	4,403	41,099
*	Ashapura Minechem Ltd.	2,437	13,269
	Ashiana Housing Ltd.	10,235	38,486
	Ashok Leyland Ltd.	531,064	1,327,436
*	Ashoka Buildcon Ltd.	41,864	123,850
	Asian Paints Ltd.	69,692	1,849,772

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Aster DM Healthcare Ltd.	44,244	$250,226
	Astra Microwave Products Ltd.	7,406	62,574
	Astral Ltd.	28,717	498,558
	AstraZeneca Pharma India Ltd.	470	39,224
*	Atul Auto Ltd.	1,947	11,595
Ω	AU Small Finance Bank Ltd.	26,338	182,572
	AurionPro Solutions Ltd.	5,307	91,254
	Avadh Sugar & Energy Ltd.	1,668	8,591
	Avanti Feeds Ltd.	10,804	88,017
*Ω	Avenue Supermarts Ltd.	12,277	517,791
*	AXISCADES Technologies Ltd.	6,885	53,424
	Bajaj Auto Ltd.	9,292	949,645
	Bajaj Consumer Care Ltd.	26,512	57,866
	Bajaj Finance Ltd.	25,221	2,290,828
	Bajaj Finserv Ltd.	49,526	992,404
*	Bajaj Hindusthan Sugar Ltd.	143,434	45,826
	Bajaj Holdings & Investment Ltd.	5,613	746,325
	Balaji Amines Ltd.	3,279	64,866
	Balrampur Chini Mills Ltd.	34,377	191,659
	Banco Products India Ltd.	7,160	37,190
Ω	Bandhan Bank Ltd.	206,402	359,604
	Bank of Baroda	153,195	376,049
	Bank of India	138,098	178,192
	Bank of Maharashtra	149,303	87,727
	Bannari Amman Sugars Ltd.	614	25,464
	BASF India Ltd.	4,885	259,431
	Bata India Ltd.	12,591	187,753
	Bayer CropScience Ltd.	4,956	291,554
	BCL Industries Ltd.	12,912	6,973
	BEML Ltd.	5,776	256,378
	Berger Paints India Ltd.	82,416	450,064
*	BF Utilities Ltd.	6,688	61,313
	Bhansali Engineering Polymers Ltd.	24,745	34,718
	Bharat Bijlee Ltd.	1,886	70,181
	Bharat Electronics Ltd.	673,961	2,273,900
	Bharat Heavy Electricals Ltd.	244,241	583,648
	Bharat Petroleum Corp. Ltd.	290,848	874,002
		Shares	Value»
INDIA — (Continued)
	Bharat Rasayan Ltd.	293	$34,740
	Bharti Airtel Ltd.	189,241	3,541,943
	Biocon Ltd.	45,779	190,469
	Birlasoft Ltd.	54,584	336,067
*	BL Kashyap & Sons Ltd.	12,089	9,160
*	Black Box Ltd.	20,920	123,977
	Bliss Gvs Pharma Ltd.	7,571	13,064
	BLS International Services Ltd.	11,753	59,337
	Blue Dart Express Ltd.	1,255	96,037
	Blue Star Ltd.	28,323	593,828
	Bombay Burmah Trading Co.	6,371	154,888
	Bombay Dyeing & Manufacturing Co. Ltd.	30,915	56,975
*	Borosil Scientific Ltd.	1,998	3,655
	Bosch Ltd.	962	319,031
	Brigade Enterprises Ltd.	11,908	158,631
*	Brightcom Group Ltd.	280,280	33,168
	Britannia Industries Ltd.	16,319	965,243
	BSE Ltd.	6,555	399,850
	Camlicon Consultants Pvt. Ltd.	3,605	5,273
*	Camlin Fine Sciences Ltd.	29,561	42,989
*	Campus Activewear Ltd.	8,701	27,247
	Can Fin Homes Ltd.	23,469	179,966
	Canara Bank	427,430	457,605
*	Capacit'e Infraprojects Ltd.	12,030	50,111
	Caplin Point Laboratories Ltd.	6,971	167,548
	Carborundum Universal Ltd.	27,964	381,978
*	Cartrade Tech Ltd.	6,926	131,727
	Carysil Ltd.	1,864	14,801
	Castrol India Ltd.	167,976	342,609
	CE Info Systems Ltd.	3,487	68,163
	Ceat Ltd.	3,239	106,950
	Central Depository Services India Ltd.	27,070	408,211
	Centum Electronics Ltd.	521	10,329
	Century Enka Ltd.	1,684	10,441
	Century Plyboards India Ltd.	28,028	259,913
	Cera Sanitaryware Ltd.	1,360	105,192

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CG Power & Industrial Solutions Ltd.	157,311	$1,154,274
*	Chalet Hotels Ltd.	5,660	50,096
	Chambal Fertilisers & Chemicals Ltd.	35,229	204,062
*	Chemplast Sanmar Ltd.	5,512	30,139
	Chennai Petroleum Corp. Ltd.	16,989	105,834
	Cholamandalam Financial Holdings Ltd.	26,218	460,028
	Cholamandalam Investment & Finance Co. Ltd.	82,518	1,224,758
	CIE Automotive India Ltd.	22,908	122,255
	Cipla Ltd.	58,733	1,001,912
	City Union Bank Ltd.	103,344	206,754
	Clean Science & Technology Ltd.	2,279	37,805
	CMS Info Systems Ltd.	20,047	99,747
Ω	Cochin Shipyard Ltd.	27,260	480,084
*Ω	Coffee Day Enterprises Ltd.	35,468	10,723
	Coforge Ltd.	18,046	1,710,389
	Colgate-Palmolive India Ltd.	40,596	1,320,506
	Computer Age Management Services Ltd.	9,520	394,109
	Confidence Petroleum India Ltd.	15,873	12,525
	Container Corp. of India Ltd.	42,482	380,321
	Control Print Ltd.	2,334	18,156
	Coromandel International Ltd.	47,641	993,417
	Cosmo First Ltd.	1,123	9,677
	Craftsman Automation Ltd.	1,722	83,055
	CreditAccess Grameen Ltd.	12,386	151,929
	CRISIL Ltd.	4,179	259,983
	Crompton Greaves Consumer Electricals Ltd.	69,066	272,123
*	CSB Bank Ltd.	11,315	39,944
	Cummins India Ltd.	25,960	876,339
*	Cupid Ltd.	6,796	5,607
	Cyient Ltd.	23,643	394,576
*Ω	D.P. Abhushan Ltd.	943	17,633
	Dabur India Ltd.	89,427	545,705
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Sugar & Industries Ltd.	3,997	$16,127
	Datamatics Global Services Ltd.	1,949	13,606
	DB Corp. Ltd.	2,728	8,208
	DCM Shriram Industries Ltd.	7,514	14,777
	Deep Industries Ltd.	3,825	24,811
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	208,542
	Deepak Nitrite Ltd.	22,380	598,853
*	Delhivery Ltd.	69,980	259,493
	Delta Corp. Ltd.	19,778	23,216
*	DEN Networks Ltd.	51,088	23,142
*	Dhampur Sugar Mills Ltd.	10,271	18,109
*	Dhanlaxmi Bank Ltd.	78,780	23,826
	Dhanuka Agritech Ltd.	4,458	74,890
Ω	Dilip Buildcon Ltd.	14,000	69,995
*	Dish TV India Ltd.	417,871	40,370
*	Dishman Carbogen Amcis Ltd.	13,491	36,009
	Dixon Technologies India Ltd.	8,519	1,469,486
	Dodla Dairy Ltd.	959	12,565
	Dollar Industries Ltd.	2,411	11,770
Ω	Dr. Lal PathLabs Ltd.	10,906	356,795
	Dr. Reddy's Laboratories Ltd., ADR	10,840	149,809
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	59,040	827,217
	Dreamfolks Services Ltd.	4,379	18,369
*	Dwarikesh Sugar Industries Ltd.	24,957	14,576
	Dynacons Systems & Solutions Ltd.	1,657	22,999
	Dynamatic Technologies Ltd.	521	42,033
*Ω	E2E Networks Ltd.	1,112	32,756
	eClerx Services Ltd.	8,309	289,707
	Eicher Motors Ltd.	22,412	1,341,885
*	EID Parry India Ltd.	27,259	257,286
	Eimco Elecon India Ltd.	645	12,177
	Elecon Engineering Co. Ltd.	19,406	119,264
	Elgi Equipments Ltd.	33,915	211,588
	Emami Ltd.	73,976	500,658
Ω	Endurance Technologies Ltd.	6,416	146,684
	Engineers India Ltd.	84,350	165,602
	Epigral Ltd.	1,682	35,597

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	EPL Ltd.	67,370	$176,542
*	Equinox India Developments Ltd.	82,027	136,567
Ω	Equitas Small Finance Bank Ltd.	119,737	92,850
*Ω	Eris Lifesciences Ltd.	11,571	164,046
	ESAB India Ltd.	1,334	76,841
	Escorts Kubota Ltd.	8,042	338,656
	Eveready Industries India Ltd.	2,554	10,409
	Everest Kanto Cylinder Ltd.	17,487	31,475
	Excel Industries Ltd.	1,401	20,557
*	Expleo Solutions Ltd.	589	8,245
	FDC Ltd.	13,171	70,659
	Federal Bank Ltd.	474,197	1,019,712
	FIEM Industries Ltd.	1,360	21,948
	Filatex India Ltd.	43,861	24,785
	Fine Organic Industries Ltd.	1,963	100,567
	Fineotex Chemical Ltd.	10,162	37,954
*	Fino Payments Bank Ltd.	970	3,253
	Finolex Cables Ltd.	17,633	203,011
	Finolex Industries Ltd.	65,665	155,561
	Firstsource Solutions Ltd.	110,374	424,665
	Force Motors Ltd.	1,571	114,169
	Fortis Healthcare Ltd.	95,400	707,599
*	FSN E-Commerce Ventures Ltd.	190,940	371,347
*	Fusion Finance Ltd.	8,570	17,438
*	G R Infraprojects Ltd.	1,451	21,313
	Gabriel India Ltd.	7,071	37,850
	Galaxy Surfactants Ltd.	4,918	134,954
*	Ganesh Benzoplast Ltd.	3,712	5,339
	Ganesh Housing Corp. Ltd.	6,076	94,908
	Ganesha Ecosphere Ltd.	1,641	32,611
	Garware Hi-Tech Films Ltd.	873	36,405
	Gateway Distriparks Ltd.	84,005	74,006
	GE Vernova T&D India Ltd	8,502	173,916
	GHCL Textiles Ltd.	10,074	10,862
	GIC Housing Finance Ltd.	13,893	29,670
	Gillette India Ltd.	1,864	184,674
		Shares	Value»
INDIA — (Continued)
Ω	Gland Pharma Ltd.	2,287	$39,938
	GlaxoSmithKline Pharmaceuticals Ltd.	11,246	255,531
	Glenmark Pharmaceuticals Ltd.	25,958	433,064
*	Global Health Ltd.	17,102	205,774
	Globus Spirits Ltd.	1,069	11,285
	GMM Pfaudler Ltd.	5,401	73,948
*	GMR Airports Ltd.	591,850	493,677
	GNA Axles Ltd.	2,031	8,511
	GOCL Corp. Ltd.	2,497	10,287
	Godrej Consumer Products Ltd.	42,740	549,983
*	Godrej Industries Ltd.	13,801	141,492
*	Godrej Properties Ltd.	21,424	572,131
*	Gokaldas Exports Ltd.	5,983	65,044
	Goldiam International Ltd.	9,589	54,196
	Goodyear India Ltd.	675	7,383
	Granules India Ltd.	43,108	276,006
	Grauer & Weil India Ltd.	45,140	50,710
	Gravita India Ltd.	4,049	94,702
	Greaves Cotton Ltd.	27,270	82,854
	Greenlam Industries Ltd.	5,484	34,694
	Greenply Industries Ltd.	28,877	92,912
	Grindwell Norton Ltd.	7,223	158,024
	Gufic Biosciences Ltd.	2,091	10,957
	Gujarat Gas Ltd.	34,519	193,179
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,821	139,090
	Gujarat Pipavav Port Ltd.	75,513	131,981
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	127,309
	Gujarat State Petronet Ltd.	86,224	342,055
	Gulf Oil Lubricants India Ltd.	3,376	39,718
*	Hathway Cable & Datacom Ltd.	100,039	17,291
	Hatsun Agro Product Ltd.	14,046	152,216
	Havells India Ltd.	32,078	578,058
	HBL Engineering Ltd.	31,189	213,765

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HCL Technologies Ltd.	129,196	$2,570,680
Ω	HDFC Asset Management Co. Ltd.	26,743	1,231,413
	HDFC Bank Ltd.	247,151	4,839,712
Ω	HDFC Life Insurance Co. Ltd.	64,413	473,628
*	HealthCare Global Enterprises Ltd.	14,367	84,975
	HEG Ltd.	13,560	61,436
	Heritage Foods Ltd.	11,224	55,947
	Hero MotoCorp Ltd. (HMCL IN)	28,598	1,427,446
*	Heubach Colorants India Ltd.	3,739	24,067
	HFCL Ltd.	194,533	219,164
	HG Infra Engineering Ltd.	3,130	45,799
	HIL Ltd.	812	18,709
	Himadri Speciality Chemical Ltd.	72,384	409,721
	Himatsingka Seide Ltd.	18,367	33,707
	Hinduja Global Solutions Ltd.	5,135	36,828
	Hindustan Aeronautics Ltd.	24,949	1,135,933
*	Hindustan Construction Co. Ltd.	295,078	108,795
	Hindustan Copper Ltd.	31,109	84,925
*	Hindustan Foods Ltd.	5,182	30,323
	Hindustan Unilever Ltd.	77,554	2,210,512
	Hindware Home Innovation Ltd.	4,999	13,232
	Hitachi Energy India Ltd.	806	118,956
	Hle Glascoat Ltd.	1,785	6,478
Ω	Home First Finance Co. India Ltd.	6,803	78,267
	Honda India Power Products Ltd.	808	23,418
	Honeywell Automation India Ltd.	46	21,385
	HPL Electric & Power Ltd.	3,653	20,328
	Huhtamaki India Ltd.	5,375	13,983
	I G Petrochemicals Ltd.	1,750	8,749
	ICICI Bank Ltd. (IBN US), Sponsored ADR	184,892	5,300,854
		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (ICICIBC IN)	106,778	$1,536,777
Ω	ICICI Lombard General Insurance Co. Ltd.	31,219	670,614
Ω	ICICI Prudential Life Insurance Co. Ltd.	44,368	315,350
Ω	ICICI Securities Ltd.	14,730	139,916
	ICRA Ltd.	384	27,694
*	IDFC First Bank Ltd.	1,239,328	901,812
*	IFB Industries Ltd.	2,098	33,377
*	IFCI Ltd.	156,797	101,255
*	IIFL Capital Services Ltd.	34,169	99,388
*	Imagicaaworld Entertainment Ltd.	21,746	16,292
Ω	IndiaMart InterMesh Ltd.	4,815	114,865
	Indian Bank	46,574	297,225
Ω	Indian Energy Exchange Ltd.	108,928	218,538
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	603,479
Ω	Indian Railway Finance Corp. Ltd.	286,818	496,674
	Indigo Paints Ltd.	5,162	74,854
	Indraprastha Gas Ltd.	143,702	334,011
	Indraprastha Medical Corp. Ltd.	14,570	77,133
	IndusInd Bank Ltd.	24,576	281,421
	Infibeam Avenues Ltd.	172,173	45,003
	Info Edge India Ltd.	16,165	1,436,669
	Infosys Ltd. (INFO IN)	326,432	7,114,838
#	Infosys Ltd. (INFY US), Sponsored ADR	249,310	5,472,355
*	Inox Wind Ltd.	91,016	175,815
	Insecticides India Ltd.	1,206	9,029
	Intellect Design Arena Ltd.	21,110	196,254
	IOL Chemicals & Pharmaceuticals Ltd.	2,117	8,786
	ION Exchange India Ltd.	17,344	116,273
	IRB Infrastructure Developers Ltd.	401,090	265,038
Ω	IRCON International Ltd.	77,768	196,471
	ISGEC Heavy Engineering Ltd.	4,973	66,187

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ITD Cementation India Ltd.	23,769	$147,611
	J Kumar Infraprojects Ltd.	8,288	70,205
	Jagran Prakashan Ltd.	8,300	7,399
*	Jai Balaji Industries Ltd.	18,590	28,850
	Jai Corp. Ltd.	4,884	7,649
*	Jain Irrigation Systems Ltd.	40,771	33,148
	Jammu & Kashmir Bank Ltd.	103,452	117,929
	Jamna Auto Industries Ltd.	41,400	42,787
	Jash Engineering Ltd.	3,840	25,869
	JB Chemicals & Pharmaceuticals Ltd.	19,182	389,047
	Jindal Poly Films Ltd.	5,639	56,442
	Jindal Saw Ltd.	40,752	116,810
	Jindal Stainless Ltd.	8,509	63,890
*	Jio Financial Services Ltd.	183,847	514,018
*	JITF Infralogistics Ltd.	984	6,062
	JK Paper Ltd.	23,570	99,239
	JM Financial Ltd.	148,399	187,829
	JTEKT India Ltd.	6,243	10,978
	Jubilant Pharmova Ltd.	12,704	142,028
	Jupiter Wagons Ltd.	21,015	97,244
*	Just Dial Ltd.	7,135	73,154
	Jyothy Labs Ltd.	32,517	149,598
*	Jyoti Structures Ltd.	136,675	36,859
	Kalpataru Projects International Ltd.	24,859	303,113
	Kalyan Jewellers India Ltd.	65,114	376,145
	Kamdhenu Ltd.	17,330	8,207
	Kansai Nerolac Paints Ltd.	62,903	169,194
	Karnataka Bank Ltd.	34,527	76,003
	Kaveri Seed Co. Ltd.	5,664	59,064
	KDDL Ltd.	1,783	49,074
	KEC International Ltd.	32,737	318,110
	KEI Industries Ltd.	16,302	757,511
*	Kellton Tech Solutions Ltd.	25,544	42,907
	Kennametal India Ltd.	1,352	37,739
*	Kiri Industries Ltd.	4,098	29,445
	Kirloskar Brothers Ltd.	5,926	126,874
		Shares	Value»
INDIA — (Continued)
*	Kirloskar Electric Co. Ltd.	4,425	$8,643
	Kirloskar Industries Ltd.	167	7,404
	Kirloskar Oil Engines Ltd.	21,113	219,381
	Kirloskar Pneumatic Co. Ltd.	3,480	45,506
	KNR Constructions Ltd.	46,503	159,967
	Kolte-Patil Developers Ltd.	8,425	27,645
	Kopran Ltd.	3,553	7,485
	Kotak Mahindra Bank Ltd.	73,598	1,608,498
	Kovai Medical Center & Hospital	834	52,318
	KPIT Technologies Ltd.	54,528	886,287
	KPR Mill Ltd.	12,853	137,251
	KRBL Ltd.	2,328	7,409
*Ω	Krishna Institute of Medical Sciences Ltd.	24,449	171,674
	Krsnaa Diagnostics Ltd.	1,566	15,223
	KSB Ltd.	13,940	113,055
	Ksolves India Ltd.	761	8,747
*	Latent View Analytics Ltd.	3,778	19,107
	Laxmi Organic Industries Ltd.	6,427	16,022
	LG Balakrishnan & Bros Ltd.	3,409	53,201
	LIC Housing Finance Ltd.	108,939	751,571
	Lloyds Engineering Works Ltd.	65,118	58,219
	Lloyds Metals & Energy Ltd.	12,493	177,914
	LMW Ltd.	497	89,899
	LT Foods Ltd.	45,711	205,538
	Lumax Auto Technologies Ltd.	1,943	12,146
	Lumax Industries Ltd.	391	9,831
	Lupin Ltd.	26,614	640,170
	LUX Industries Ltd.	742	13,375
	Mahanagar Gas Ltd.	13,535	214,502
	Maharashtra Scooters Ltd.	348	37,387
	Maharashtra Seamless Ltd.	5,712	40,827
	Mahindra & Mahindra Financial Services Ltd.	102,021	334,594

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Ltd.	117,556	$4,053,903
*	Mahindra Holidays & Resorts India Ltd.	7,103	27,761
	Mahindra Lifespace Developers Ltd.	18,060	87,039
Ω	Mahindra Logistics Ltd.	13,865	58,946
*	Man Industries India Ltd.	4,913	16,433
	Man Infraconstruction Ltd.	27,104	62,945
	Manappuram Finance Ltd.	106,552	240,168
	Mangalore Refinery & Petrochemicals Ltd.	52,518	78,316
	Marico Ltd.	217,075	1,678,174
	Marksans Pharma Ltd.	60,249	167,661
	Maruti Suzuki India Ltd.	7,904	1,119,568
Ω	MAS Financial Services Ltd.	11,088	32,212
	Mastek Ltd.	5,221	154,897
Ω	Matrimony.com Ltd.	647	4,500
*	Max Financial Services Ltd.	29,521	380,113
	Max Healthcare Institute Ltd.	74,226	911,087
*	Max India Ltd.	3,349	9,888
	Mayur Uniquoters Ltd.	7,327	46,702
	Mazagon Dock Shipbuilders Ltd.	10,184	290,972
Ω	Medi Assist Healthcare Services Ltd.	5,543	36,416
*	Meghmani Organics Ltd.	41,024	36,754
*Ω	Metropolis Healthcare Ltd.	7,810	161,079
	Minda Corp. Ltd.	10,123	66,324
Ω	Mishra Dhatu Nigam Ltd.	4,384	16,568
	MOIL Ltd.	8,698	30,958
	Monte Carlo Fashions Ltd.	2,014	15,830
*	Morepen Laboratories Ltd.	11,209	8,368
	Motherson Sumi Wiring India Ltd.	448,743	289,639
	Motilal Oswal Financial Services Ltd.	53,267	390,824
	Mphasis Ltd.	31,714	1,042,312
	MPS Ltd.	544	16,546
		Shares	Value»
INDIA — (Continued)
	Mrs Bectors Food Specialities Ltd.	3,601	$61,096
*	Nalwa Sons Investments Ltd.	572	40,650
	Narayana Hrudayalaya Ltd.	24,437	388,224
	Natco Pharma Ltd.	8,031	108,872
	Navin Fluorine International Ltd.	4,395	209,951
*Ω	Navkar Corp. Ltd.	12,774	18,117
	Navneet Education Ltd.	15,429	25,023
	NBCC India Ltd.	112,297	128,560
	NELCO Ltd.	2,476	29,062
	NESCO Ltd.	5,512	61,151
*	Network18 Media & Investments Ltd.	11,796	7,159
	Newgen Software Technologies Ltd.	11,116	134,535
	NHPC Ltd.	891,408	829,853
	NIIT Learning Systems Ltd.	22,321	121,192
	NIIT Ltd.	22,321	38,313
	Nilkamal Ltd.	2,078	41,112
Ω	Nippon Life India Asset Management Ltd.	50,731	340,189
	Nitin Spinners Ltd.	2,439	11,663
	NOCIL Ltd.	29,096	77,923
	Novartis India Ltd.	2,011	20,109
	NRB Bearings Ltd.	9,283	27,353
	Nucleus Software Exports Ltd.	3,864	41,228
	Nuvama Wealth Management Ltd.	1,849	118,825
	Oberoi Realty Ltd.	27,901	581,626
*	OCCL Ltd.	3,592	3,728
*	Odigma Consultancy Solutions Ltd.	1,934	1,266
	One 97 Communications Ltd.	43,595	387,758
*	Onesource Specialty Pharma Ltd.	8,510	152,439
*	OnMobile Global Ltd.	3,606	2,653
	Oracle Financial Services Software Ltd.	7,469	784,426
	Orient Electric Ltd.	29,254	73,985
	Page Industries Ltd.	1,682	867,802
	Paisalo Digital Ltd.	128,021	63,707
	Panama Petrochem Ltd.	8,339	36,414
*	Paramount Communications Ltd.	12,191	10,092
	Patanjali Foods Ltd.	7,458	154,970

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Patel Engineering Ltd.	91,668	$52,308
*	PC Jeweller Ltd.	869,550	143,825
	PCBL Chemical Ltd.	16,670	72,258
	PDS Ltd.	7,840	45,089
	Pearl Global Industries Ltd.	4,006	65,202
*	Peninsula Land Ltd.	18,408	7,545
	Persistent Systems Ltd.	34,187	2,379,412
	Petronet LNG Ltd.	380,211	1,381,980
	Phoenix Mills Ltd.	32,406	611,618
	PI Industries Ltd.	22,262	893,604
	Pidilite Industries Ltd.	19,616	651,893
	Piramal Enterprises Ltd.	13,769	161,667
	Piramal Pharma Ltd.	64,175	171,919
	Pitti Engineering Ltd.	3,818	50,804
	PIX Transmissions Ltd.	502	12,187
	PNB Gilts Ltd.	17,570	19,999
*Ω	PNB Housing Finance Ltd.	28,371	288,641
	PNC Infratech Ltd.	26,853	98,928
	Pokarna Ltd.	272	4,039
	Poly Medicure Ltd.	5,938	159,589
	Polycab India Ltd.	10,159	704,806
	Polyplex Corp. Ltd.	6,178	80,511
	Poonawalla Fincorp Ltd.	46,243	165,225
	Power Finance Corp. Ltd.	434,070	2,113,024
	Power Grid Corp. of India Ltd.	448,254	1,558,481
	Power Mech Projects Ltd.	4,158	102,831
	Praj Industries Ltd.	41,695	303,198
	Prakash Pipes Ltd.	2,972	15,367
Ω	Prataap Snacks Ltd.	989	11,270
	Precision Wires India Ltd.	16,037	29,321
	Premier Explosives Ltd. (PRE IN)	4,205	22,199
	Prestige Estates Projects Ltd.	39,763	634,383
*	Pricol Ltd.	12,224	70,646
*	Prime Focus Ltd.	20,031	24,777
	Prince Pipes & Fittings Ltd.	1,405	6,003
	Privi Speciality Chemicals Ltd.	1,728	35,144
	Procter & Gamble Health Ltd.	1,986	123,580
	Procter & Gamble Hygiene & Health Care Ltd.	3,035	509,192
*	PSP Projects Ltd.	1,462	10,722
		Shares	Value»
INDIA — (Continued)
*	PTC India Financial Services Ltd.	92,542	$40,026
	PTC India Ltd.	119,739	197,734
	Punjab National Bank	94,715	110,304
	Puravankara Ltd.	12,820	43,011
Ω	Quess Corp. Ltd.	21,752	148,076
	R Systems International Ltd.	6,990	34,219
	Radico Khaitan Ltd.	5,415	135,484
	Rail Vikas Nigam Ltd.	95,639	523,304
*	Rajesh Exports Ltd.	19,507	41,906
	Rallis India Ltd.	21,613	59,878
	Ram Ratna Wires Ltd.	3,007	18,471
	Ramco Industries Ltd.	3,297	9,524
*	Ramco Systems Ltd.	2,608	10,910
	Ramkrishna Forgings Ltd.	39,375	355,062
*	Ramky Infrastructure Ltd.	2,084	13,242
	Rane Holdings Ltd.	2,135	35,493
*	Rane Madras Ltd.	711	5,892
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	98,488
*	Rategain Travel Technologies Ltd.	1,253	10,075
	Ratnamani Metals & Tubes Ltd.	6,847	224,254
*	Raymond Lifestyle Ltd.	2,051	34,847
	Raymond Ltd.	2,564	44,583
Ω	RBL Bank Ltd.	87,021	165,012
	REC Ltd.	364,331	1,889,079
	Redington Ltd.	247,667	587,456
	Redtape Ltd.	8,992	69,683
	Reliance Industrial Infrastructure Ltd.	1,327	14,812
*	Religare Enterprises Ltd.	23,726	64,919
	Rico Auto Industries Ltd.	15,958	15,853
	RITES Ltd.	28,130	84,857
	Route Mobile Ltd.	6,572	90,807
	RPG Life Sciences Ltd.	824	22,894
*	RPSG Ventures Ltd.	2,544	28,244
*	RSWM Ltd.	4,197	7,963
	Rupa & Co. Ltd.	5,302	13,928
	Safari Industries India Ltd.	4,559	126,198
	Saksoft Ltd.	13,898	31,605
*Ω	Salasar Techno Engineering Ltd.	76,968	11,002
	Sammaan Capital Ltd.	105,775	170,857

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Samvardhana Motherson International Ltd.	544,720	$882,571
	Sandhar Technologies Ltd.	3,542	17,938
	Sangam India Ltd.	1,378	6,181
	Sanghvi Movers Ltd.	12,138	35,333
*	Sanofi Consumer Healthcare India Ltd.	2,689	145,822
	Sanofi India Ltd.	2,689	171,497
Ω	Sansera Engineering Ltd.	4,420	64,303
	Saregama India Ltd.	7,887	42,936
	Sasken Technologies Ltd.	1,565	35,779
	Savita Oil Technologies Ltd.	12,025	65,733
	SBI Cards & Payment Services Ltd.	63,105	567,055
Ω	SBI Life Insurance Co. Ltd.	68,816	1,176,516
	Schaeffler India Ltd.	12,188	481,196
*	Schneider Electric Infrastructure Ltd.	23,603	185,327
*	SEAMEC Ltd.	2,784	33,504
	Senco Gold Ltd.	3,446	18,592
*	SEPC Ltd.	253,243	52,108
Ω	SH Kelkar & Co. Ltd.	22,091	54,404
	Shakti Pumps India Ltd.	19,098	207,320
	Shalby Ltd.	3,933	10,018
	Shankara Building Products Ltd.	2,509	18,006
	Shanthi Gears Ltd.	1,459	8,294
	Sharda Cropchem Ltd.	11,711	78,819
	Sharda Motor Industries Ltd.	1,613	33,413
	Share India Securities Ltd.	8,625	24,371
*	Sheela Foam Ltd.	4,950	52,349
*	Shilpa Medicare Ltd.	7,105	58,076
	Shivalik Bimetal Controls Ltd.	7,392	43,968
*	Shoppers Stop Ltd.	8,764	57,952
*	Shree Renuka Sugars Ltd.	107,384	46,714
	Shriram Finance Ltd.	149,075	935,733
	Siemens Ltd.	3,972	277,555
Ω	Sirca Paints India Ltd.	3,688	13,387
*	SIS Ltd.	11,699	45,153
	SJS Enterprises Ltd.	3,083	35,037
	SJVN Ltd.	175,170	196,206
	SKF India Ltd.	6,470	300,907
		Shares	Value»
INDIA — (Continued)
	SML ISUZU Ltd.	440	$6,787
	Snowman Logistics Ltd.	32,403	23,053
	Sobha Ltd.	8,551	130,780
	Somany Ceramics Ltd.	3,868	22,655
Ω	Sona Blw Precision Forgings Ltd.	40,071	232,346
	Sonata Software Ltd.	74,871	458,469
	South Indian Bank Ltd.	385,651	115,164
*	SP Apparels Ltd.	525	4,977
*	Spandana Sphoorty Financial Ltd.	6,230	23,481
	SRF Ltd.	32,417	1,053,177
	Strides Pharma Science Ltd.	17,020	134,466
*	Stylam Industries Ltd.	1,747	39,143
	Styrenix Performance Materials Ltd.	1,162	33,041
*	Subex Ltd.	108,975	23,133
	Subros Ltd.	3,035	22,454
	Sudarshan Chemical Industries Ltd.	5,116	58,592
	Sumitomo Chemical India Ltd.	11,897	70,135
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	74,863	1,511,909
	Sun TV Network Ltd.	31,011	221,042
	Sundaram Finance Ltd.	9,248	488,093
	Sundaram-Clayton Ltd.	1,384	34,706
	Sunteck Realty Ltd.	12,565	68,953
	Suprajit Engineering Ltd.	15,139	71,110
	Supreme Industries Ltd.	19,667	897,729
	Supreme Petrochem Ltd.	24,390	171,729
*	Suratwwala Business Group Ltd.	9,540	13,053
*	Suryoday Small Finance Bank Ltd.	11,567	16,607
*	Suzlon Energy Ltd.	1,839,852	1,227,972
	Swaraj Engines Ltd.	2,717	106,736
	Symphony Ltd.	3,487	49,931
Ω	Syngene International Ltd.	58,933	506,093
	Talbros Automotive Components Ltd.	3,456	11,440
	Tamil Nadu Newsprint & Papers Ltd.	11,188	21,597

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamilnad Mercantile Bank Ltd.	10,727	$54,383
	Tamilnadu Petroproducts Ltd.	23,240	21,221
	Tanla Platforms Ltd.	30,563	194,556
	Tata Communications Ltd.	29,082	546,012
	Tata Consultancy Services Ltd.	119,745	5,668,568
	Tata Consumer Products Ltd.	65,140	769,843
	Tata Elxsi Ltd.	11,196	818,180
	Tata Motors Ltd.	301,394	2,479,095
	TCI Express Ltd.	2,376	21,194
	TCPL Packaging Ltd.	151	5,341
	TD Power Systems Ltd.	26,003	109,548
*	TeamLease Services Ltd.	1,462	41,198
	Tech Mahindra Ltd.	98,064	1,886,984
	Techno Electric & Engineering Co. Ltd.	2,302	28,533
	Tega Industries Ltd.	2,443	42,405
	Texmaco Rail & Engineering Ltd.	119,190	270,656
	Thanga Mayil Jewellery Ltd.	2,666	55,794
	Thejo Engineering Ltd.	340	6,897
	Thermax Ltd.	2,737	119,852
	Thirumalai Chemicals Ltd.	19,514	53,595
	Thomas Cook India Ltd.	39,648	71,288
Ω	Thyrocare Technologies Ltd.	5,502	50,353
	Tilaknagar Industries Ltd.	26,662	112,417
	Time Technoplast Ltd.	62,992	290,855
	Timken India Ltd.	9,056	297,039
	Tips Music Ltd.	10,910	81,168
	Titagarh Rail System Ltd.	16,121	189,766
	Titan Co. Ltd.	67,161	2,695,886
	Torrent Pharmaceuticals Ltd.	25,958	979,316
	Tourism Finance Corp. of India Ltd.	20,829	33,989
	TransIndia Real Estate Ltd.	19,487	7,869
	Transport Corp. of India Ltd.	6,877	84,298
	Trent Ltd.	21,430	1,419,398
		Shares	Value»
INDIA — (Continued)
	Triveni Engineering & Industries Ltd.	20,609	$91,098
	Triveni Turbine Ltd.	30,616	235,323
	TTK Prestige Ltd.	11,015	93,273
	Tube Investments of India Ltd.	19,773	756,301
	TV Today Network Ltd.	2,869	6,370
	TVS Holdings Ltd.	1,521	163,900
	TVS Motor Co. Ltd.	56,576	1,598,649
	Uflex Ltd.	12,421	68,500
	United Breweries Ltd.	10,448	258,566
	United Spirits Ltd.	72,794	1,193,866
	UNO Minda Ltd.	30,086	326,550
*	UPL Ltd.	217,861	1,422,268
	Usha Martin Ltd.	15,934	63,381
	UTI Asset Management Co. Ltd.	9,427	113,118
*	V2 Retail Ltd.	1,576	33,628
*	VA Tech Wabag Ltd.	12,634	199,720
	Vadilal Industries Ltd.	537	23,671
	Vaibhav Global Ltd.	14,609	46,036
*Ω	Varroc Engineering Ltd.	9,736	62,001
	Varun Beverages Ltd.	162,473	1,006,600
*	Vascon Engineers Ltd.	27,423	15,610
	Vedant Fashions Ltd.	4,532	49,078
	Veedol Corporation Ltd.	1,780	31,182
	Vesuvius India Ltd.	2,177	107,762
	V-Guard Industries Ltd.	45,354	190,571
	Vinati Organics Ltd.	5,149	99,155
	Vindhya Telelinks Ltd.	2,422	46,605
	VIP Industries Ltd.	9,441	40,292
	Vishnu Chemicals Ltd.	2,254	11,071
*	VL E-Governance & IT Solutions Ltd.	15,966	27,198
*	Vodafone Idea Ltd.	3,089,440	320,987
	Voltamp Transformers Ltd.	1,855	177,310
	Voltas Ltd.	45,021	653,687
	VST Tillers Tractors Ltd.	993	53,081
	Welspun Corp. Ltd.	48,585	413,859
	Welspun Enterprises Ltd.	19,581	135,524
	West Coast Paper Mills Ltd.	10,620	64,930
	Wheels India Ltd.	1,253	10,100

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Whirlpool of India Ltd.	3,492	$45,798
	Windlas Biotech Ltd.	1,839	20,199
	Wipro Ltd.	320,058	1,147,700
*	Wockhardt Ltd.	19,314	314,375
	Wonderla Holidays Ltd.	6,246	50,956
*	Yes Bank Ltd.	865,947	191,706
	Zee Entertainment Enterprises Ltd.	270,307	327,996
	Zen Technologies Ltd.	12,461	249,362
	Zensar Technologies Ltd.	43,425	430,839
	ZF Commercial Vehicle Control Systems India Ltd.	296	37,681
*	Zomato Ltd.	425,217	1,085,512
	Zydus Lifesciences Ltd.	53,487	597,194
	Zydus Wellness Ltd.	4,337	91,916
TOTAL INDIA			205,742,801
INDONESIA — (0.5%)
	Adi Sarana Armada Tbk. PT	440,500	18,229
*	Agung Semesta Sejahtera Tbk. PT	344,900	231
*	Alam Sutera Realty Tbk. PT	2,532,800	22,383
	Arwana Citramulia Tbk. PT	996,500	37,540
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	62,494
	Astra Otoparts Tbk. PT	208,600	26,205
	Avia Avian Tbk. PT	3,146,700	79,055
	Bank BTPN Syariah Tbk. PT	785,300	44,511
*	Bank Neo Commerce Tbk. PT	2,335,300	30,040
	Bank OCBC Nisp Tbk. PT	945,900	77,451
*	Bank Pan Indonesia Tbk. PT	868,300	97,612
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	949,100	33,495
	Bank Tabungan Negara Persero Tbk. PT	848,800	54,200
	Barito Pacific Tbk. PT	2,673,077	150,299
	BFI Finance Indonesia Tbk. PT	2,332,500	125,814
		Shares	Value»
INDONESIA — (Continued)
	BISI International Tbk. PT	170,900	$11,530
	Blue Bird Tbk. PT	152,000	15,232
*	Bukalapak.com Tbk. PT	21,331,000	153,726
*	Capital Financial Indonesia Tbk. PT	237,300	9,247
	Chandra Asri Pacific Tbk. PT	118,600	51,642
	Cisarua Mountain Dairy Tbk. PT	248,700	74,866
	Dayamitra Telekomunikasi PT	1,834,800	72,123
	Elang Mahkota Teknologi Tbk. PT	3,757,500	129,853
	Erajaya Swasembada Tbk. PT	3,413,900	80,356
	ESSA Industries Indonesia Tbk. PT	1,766,200	91,893
	Gajah Tunggal Tbk. PT	256,600	18,313
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	54,515
	Hexindo Adiperkasa Tbk. PT	63,500	18,774
	Impack Pratama Industri Tbk. PT	2,765,800	54,648
	Indomobil Sukses Internasional Tbk. PT	502,700	25,436
	Indosat Tbk. PT	1,352,800	191,291
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	71,143
*††	Inti Agri Resources Tbk. PT	550,900	0
*	Intiland Development Tbk. PT	2,181,100	21,113
	Jasa Marga Persero Tbk. PT	770,800	199,805
	Jaya Real Property Tbk. PT	709,100	32,219
	Kalbe Farma Tbk. PT	3,049,200	236,463
*	Kawasan Industri Jababeka Tbk. PT	1,676,900	19,431
	KMI Wire & Cable Tbk. PT	229,100	5,327
	Map Aktif Adiperkasa PT	2,105,200	126,513
	Mayora Indah Tbk. PT	1,696,900	254,934
	MD Entertainment Tbk. PT	288,500	70,419
*	Media Nusantara Citra Tbk. PT	2,337,100	40,140

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Medikaloka Hermina Tbk. PT	1,968,600	$167,885
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	35,858
	Metrodata Electronics Tbk. PT	2,268,400	78,490
	Mitra Adiperkasa Tbk. PT	2,599,500	204,697
	Mitra Keluarga Karyasehat Tbk. PT	909,500	134,963
	Mitra Pinasthika Mustika Tbk. PT	395,200	23,761
*	MNC Digital Entertainment Tbk. PT	1,376,000	58,876
*	MNC Land Tbk. PT	7,894,400	66,424
	Nippon Indosari Corpindo Tbk. PT	140,600	8,189
Ω	Nusantara Sejahtera Raya Tbk. PT	2,386,900	22,241
*	Pacific Strategic Financial Tbk. PT	943,000	66,547
*	Panin Financial Tbk. PT	4,577,500	118,291
*	Paninvest Tbk. PT	332,500	21,493
	Petrosea Tbk. PT	126,000	30,566
*††	Pool Advista Indonesia Tbk. PT	64,100	37
	Prodia Widyahusada Tbk. PT	96,600	15,175
	Puradelta Lestari Tbk. PT	4,085,000	36,807
*††	Rimo International Lestari Tbk. PT	3,949,000	0
	Samudera Indonesia Tbk. PT	584,900	9,181
*	Sarana Meditama Metropolitan Tbk. PT	696,400	11,096
	Sarana Menara Nusantara Tbk. PT	9,239,000	358,828
	Sariguna Primatirta Tbk. PT	603,400	55,493
	Selamat Sempurna Tbk. PT	570,200	61,741
	Siloam International Hospitals Tbk. PT	222,600	41,621
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,517
	Sumber Alfaria Trijaya Tbk. PT	2,611,300	459,716
	Summarecon Agung Tbk. PT	2,162,145	61,138
	Surya Citra Media Tbk. PT	4,856,600	53,805
		Shares	Value»
INDONESIA — (Continued)
	Surya Semesta Internusa Tbk. PT	1,772,300	$108,644
	Tempo Scan Pacific Tbk. PT	253,800	38,304
	Tower Bersama Infrastructure Tbk. PT	638,400	81,118
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	780,700	74,449
	Unilever Indonesia Tbk. PT	2,073,200	206,871
*	Vale Indonesia Tbk. PT	184,300	33,820
*	Waskita Beton Precast Tbk. PT	2,650,700	2,434
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,664
*	Wijaya Karya Persero Tbk. PT	2,100,600	28,351
TOTAL INDONESIA			5,775,602
KUWAIT — (0.7%)
	A'ayan Real Estate Co. SAK	53,586	17,001
*	Acico Industries Co. KSC	74,581	18,646
	Agility Public Warehousing Co. KSC	277,010	225,069
	Al Ahli Bank of Kuwait KSCP	146,546	140,855
	Ali Alghanim Sons Automotive Co. KSCC	34,332	115,904
*	Arabi Group Holding KSC	28,681	38,449
	Arzan Financial Group for Financing & Investment KPSC	445,335	413,959
*	Asiya Capital Investments Co. KSCP	206,003	27,364
	Boubyan Bank KSCP	77,316	157,277
	Boubyan Petrochemicals Co. KSCP	94,328	203,638
	Burgan Bank SAK	218,996	146,699
	Combined Group Contracting Co. SAK	17,825	36,135

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Commercial Facilities Co. SAKP	74,507	$63,997
	Gulf Bank KSCP	612,079	610,262
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	144,649
	Heavy Engineering & Ship Building Co. KSCP	51,453	142,182
	Humansoft Holding Co. KSC	24,673	205,216
*	IFA Hotels & Resorts-KPSC	6,891	47,319
	Integrated Holding Co. KCSC	43,305	72,828
	KAMCO Investment Co. KSC	54,293	22,299
	Kuwait Finance House KSCP	682,420	1,737,061
	Kuwait Financial Centre SAK	66,525	34,125
	Kuwait Insurance Co. SAK	34,849	71,026
	Kuwait Investment Co. SAK	60,453	36,064
	Kuwait Real Estate Co. KSC	162,595	173,808
	Kuwait Telecommunications Co.	51,876	93,707
	Mezzan Holding Co. KSCC	29,897	90,078
	National Bank of Kuwait SAKP	518,264	1,618,154
*	National Consumer Holding Co. SAK	61,028	20,349
	National Industries Group Holding SAK	367,799	315,682
	National Investments Co. KSCP	116,436	98,053
*	Privatization Holding Co. KSCP	149,482	23,288
	Salhia Real Estate Co. KSCP	92,366	123,548
	Securities House KSC	52,514	12,785
*	Sultan Center Food Products Co. KSC	30,168	9,481
*	Warba Bank KSCP	294,056	224,723
TOTAL KUWAIT			7,531,680
MALAYSIA — (1.3%)
#	Able Global Bhd.	28,800	12,055
	Aeon Co. M Bhd.	108,000	36,259
#	AFFIN Bank Bhd.	121,834	76,699
		Shares	Value»
MALAYSIA — (Continued)
	Ajinomoto Malaysia Bhd.	4,200	$13,960
	Alliance Bank Malaysia Bhd.	227,400	265,018
	Allianz Malaysia Bhd.	9,500	40,501
	AME Elite Consortium Bhd.	38,000	14,457
	AMMB Holdings Bhd. (AMM MK)	352,900	446,054
	Ancom Nylex Bhd.	322,057	71,455
*	Astro Malaysia Holdings Bhd.	288,400	14,216
	Aumas Resources Bhd.	143,100	28,029
	Aurelius Technologies Bhd.	23,600	16,646
#	Bank Islam Malaysia Bhd.	168,500	92,533
*	Berjaya Corp. Bhd.	475,686	32,420
#*	Berjaya Food Bhd.	211,375	18,421
#*	Berjaya Land Bhd.	294,800	21,431
#*	Bermaz Auto Bhd.	317,700	91,108
#	Cahya Mata Sarawak Bhd.	150,700	35,637
	Carlsberg Brewery Malaysia Bhd.	33,900	150,916
*	Chin Hin Group Bhd.	64,300	32,557
	CIMB Group Holdings Bhd.	362,705	651,104
*	Coastal Contracts Bhd.	57,700	18,119
#	CTOS Digital Bhd.	452,900	120,647
	D&O Green Technologies Bhd.	126,900	50,216
#	Datasonic Group Bhd.	171,900	15,170
	Dayang Enterprise Holdings Bhd.	284,720	134,999
	Dialog Group Bhd.	579,300	246,283
	DRB-Hicom Bhd.	178,400	39,499
#	Duopharma Biotech Bhd.	106,742	29,895
	Dutch Lady Milk Industries Bhd.	3,900	26,650
#	Eastern & Oriental Bhd.	171,500	33,549
	Eco World Development Group Bhd.	183,900	71,895
	Eco World International Bhd.	120,600	7,018
*	Ekovest Bhd.	499,300	37,317
	Farm Fresh Bhd.	126,500	49,015
#	Formosa Prosonic Industries Bhd.	55,100	34,350

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Fraser & Neave Holdings Bhd.	35,500	$202,380
	Frontken Corp. Bhd.	304,200	255,910
	Gamuda Bhd.	688,586	622,245
	Gas Malaysia Bhd.	94,400	86,721
#	Genting Malaysia Bhd.	495,700	247,469
#	Globetronics Technology Bhd.	139,600	15,882
*	Greatech Technology Bhd.	165,800	74,173
	Guan Chong Bhd.	29,500	27,941
#	Heineken Malaysia Bhd.	35,100	191,370
#*	Hengyuan Refining Co. Bhd.	31,700	14,197
#	Hextar Global Bhd.	292,400	56,740
	Hong Leong Bank Bhd.	25,200	113,979
	Hong Leong Financial Group Bhd.	26,600	107,867
	Hong Leong Industries Bhd.	20,200	60,500
#	Hup Seng Industries Bhd.	52,600	12,960
	IFCA MSC Bhd.	148,200	19,352
	IHH Healthcare Bhd.	120,700	193,777
	Inari Amertron Bhd.	134,400	75,953
	IOI Properties Group Bhd.	176,500	83,296
#	ITMAX SYSTEM Bhd.	21,200	16,359
#	JAKS Resources Bhd.	487,500	13,577
*	JCY International Bhd.	193,400	19,532
	Kelington Group Bhd.	146,100	108,985
	Kerjaya Prospek Group Bhd.	130,895	62,636
	KPJ Healthcare Bhd.	199,700	100,917
#*	KSL Holdings Bhd.	72,900	26,207
#	LBS Bina Group Bhd.	160,530	19,548
#*Ω	Lotte Chemical Titan Holding Bhd.	127,315	16,404
	LPI Capital Bhd.	61,900	177,944
#	Magni-Tech Industries Bhd.	50,166	27,097
#	Magnum Bhd.	216,645	62,599
	Mah Sing Group Bhd.	316,400	100,266
	Malayan Banking Bhd.	299,309	693,903
	Malaysia Airports Holdings Bhd.	176,153	432,173
		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd.	595,329	$66,467
	Matrix Concepts Holdings Bhd.	151,350	74,289
#	MBM Resources Bhd.	18,900	24,142
#	MBSB Bhd.	469,531	75,185
	MNRB Holdings Bhd.	105,800	52,138
Ω	Mr. DIY Group M Bhd.	416,950	156,693
#*	Muhibbah Engineering M Bhd.	139,200	23,191
	My EG Services Bhd.	2,337,334	498,485
	Notion VTEC Bhd.	42,500	10,683
*††	Nylex Malaysia Bhd.	2,285	23
	OCK Group Bhd.	100,800	9,580
	OSK Holdings Bhd.	267,600	99,525
	PA Resources Bhd.	204,500	11,876
	Padini Holdings Bhd.	192,000	85,631
	Panasonic Manufacturing Malaysia Bhd.	3,800	14,817
#	Paramount Corp. Bhd.	90,300	22,077
	PBA Holdings Bhd.	17,300	8,017
	Pecca Group Bhd.	38,700	12,327
	Pentamaster Corp. Bhd.	13,700	10,561
#	Perak Transit Bhd.	59,199	10,616
	Petron Malaysia Refining & Marketing Bhd.	24,600	23,000
	Petronas Chemicals Group Bhd.	108,700	113,298
	Petronas Dagangan Bhd.	60,800	267,421
	Power Root Bhd.	33,600	11,145
	Public Bank Bhd.	1,185,500	1,145,084
#*	Ranhill Utilities Bhd.	49,481	14,613
	RCE Capital Bhd.	121,600	39,496
#	REDtone Digital Bhd.	48,400	8,029
	RGB International Bhd.	253,600	22,106
	RHB Bank Bhd.	285,456	411,575
*	Salcon Bhd.	121,000	7,037
	Sam Engineering & Equipment M Bhd.	43,000	38,018
*	Sapura Energy Bhd.	2,096,200	13,874
	Scientex Bhd.	225,000	203,294
	Secure Waste Infrastructure Corp.	186,000	13,946

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	SFP Tech Holdings Bhd.	58,100	$8,751
	Sime Darby Bhd.	893,400	449,818
	Sime Darby Property Bhd.	518,200	164,004
#*	Solarvest Holdings Bhd.	32,100	12,065
	Southern Cable Group Bhd.	106,400	26,096
#	SP Setia Bhd. Group	451,564	136,143
	Sports Toto Bhd.	323,082	113,056
	Sunway Bhd.	222,500	216,487
#	Sunway Construction Group Bhd.	78,400	60,501
#	Syarikat Takaful Malaysia Keluarga Bhd.	132,192	107,177
	Taliworks Corp. Bhd.	120,500	20,924
	TASCO Bhd.	69,700	11,086
#	TIME dotCom Bhd.	254,500	265,067
#*	Tropicana Corp. Bhd.	190,196	49,843
#	Uchi Technologies Bhd.	66,700	57,889
	UEM Sunrise Bhd.	434,700	89,928
	Uzma Bhd.	92,000	14,834
	Velesto Energy Bhd.	854,800	36,354
	ViTrox Corp. Bhd.	73,600	63,815
	VS Industry Bhd.	536,900	125,786
*	Wasco Bhd.	54,800	12,757
*	WCT Holdings Bhd.	171,415	31,992
	Wellcall Holdings Bhd.	99,500	35,062
	Westports Holdings Bhd.	115,100	118,214
	Yinson Holdings Bhd.	645,830	337,256
	YTL Corp. Bhd.	147,400	62,700
#	YTL Power International Bhd.	141,300	98,836
TOTAL MALAYSIA			13,741,657
MEXICO — (1.9%)
#	Alpek SAB de CV	153,444	106,927
#	Alsea SAB de CV	78,647	167,754
	America Movil SAB de CV (2228390D US), ADR	62,004	868,676
#	America Movil SAB de CV (AMXB MM)	451,926	317,321
	Arca Continental SAB de CV	50,506	460,116
Ω	Banco del Bajio SA	233,352	535,802
#	Becle SAB de CV	57,550	51,212
		Shares	Value»
MEXICO — (Continued)
	Bolsa Mexicana de Valores SAB de CV	97,285	$150,327
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,316	103,293
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	64,692	506,403
*	Consorcio ARA SAB de CV	302,667	47,178
	Corp. Inmobiliaria Vesta SAB de CV	205,406	536,165
	Corporativo Fragua SAB de CV	1,008	27,532
	El Puerto de Liverpool SAB de CV, Class C1	43,787	218,576
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	108,726	925,079
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	1,140	97,265
	Genomma Lab Internacional SAB de CV, Class B	379,861	516,392
	Gentera SAB de CV	247,530	323,598
	Gruma SAB de CV, Class B	42,662	736,198
	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	905,699
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	72,771	1,342,973
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	1,900	352,165
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	3,021	829,174
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	8,704	236,817
#	Grupo Bimbo SAB de CV	211,753	554,878
	Grupo Carso SAB de CV	18,695	106,169

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Grupo Comercial Chedraui SA de CV	128,356	$740,144
	Grupo Elektra SAB de CV	2,060	34,099
	Grupo Financiero Banorte SAB de CV, Class O	283,096	1,965,087
*	Grupo Financiero Inbursa SAB de CV, Class O	257,293	548,185
	Grupo Herdez SAB de CV	47,672	128,440
*	Grupo Hotelero Santa Fe SAB de CV	135,595	25,814
	Grupo Mexico SAB de CV	277,539	1,354,747
#	Grupo Rotoplas SAB de CV	27,955	24,027
	Grupo Televisa SAB (TLEVICPO MM)	416,039	157,807
	Grupo Televisa SAB (TV US), Sponsored ADR	5,685	10,915
*	Industrias CH SAB de CV	9,971	84,182
#*	Industrias Penoles SAB de CV	37,595	533,155
	KUO SAB de CV	4,600	9,878
	La Comer SAB de CV	163,002	267,606
	Megacable Holdings SAB de CV	192,460	376,152
#*	Ollamani SAB	20,801	36,137
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	75,389	35,617
	Orbia Advance Corp. SAB de CV	311,938	197,803
	Organizacion Soriana SAB de CV, Class B	37,341	52,582
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	60,763	565,493
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	44,075
	Qualitas Controladora SAB de CV	43,772	364,485
		Shares	Value»
MEXICO — (Continued)
	Regional SAB de CV	68,886	$449,045
#*	Sitios Latinoamerica SAB de CV	95,985	14,498
	Wal-Mart de Mexico SAB de CV	585,330	1,524,762
TOTAL MEXICO			20,568,424
PERU — (0.1%)
	Credicorp Ltd.	4,963	908,726
	Intercorp Financial Services, Inc.	4,167	124,093
TOTAL PERU			1,032,819
PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	43,058
	Alliance Global Group, Inc.	432,600	44,539
	Apex Mining Co., Inc.	538,000	36,443
	Ayala Land, Inc.	201,000	76,479
*	AyalaLand Logistics Holdings Corp.	407,000	11,001
	Bank of the Philippine Islands	122,482	243,992
	BDO Unibank, Inc.	87,390	205,728
*	Bloomberry Resorts Corp.	339,900	19,930
	Cebu Landmasters, Inc.	258,680	11,647
	Converge Information & Communications Technology Solutions, Inc.	600,900	164,182
	Cosco Capital, Inc.	555,300	50,857
	D&L Industries, Inc.	536,700	55,030
	DigiPlus Interactive Corp.	108,200	49,772
*	DITO CME Holdings Corp.	492,100	13,482
	DoubleDragon Corp.	211,400	35,083
	Filinvest Development Corp.	39,100	3,227
	Ginebra San Miguel, Inc.	16,380	76,467
*	Global Ferronickel Holdings, Inc.	557,000	9,545
	GT Capital Holdings, Inc.	10,410	88,098
	International Container Terminal Services, Inc.	93,490	558,226
	JG Summit Holdings, Inc.	248,453	68,647
	Jollibee Foods Corp.	37,930	144,136

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Keepers Holdings, Inc.	298,000	$12,296
	LT Group, Inc.	489,000	89,280
	MacroAsia Corp.	100,000	8,844
	Manila Electric Co.	5,140	39,401
	Manila Water Co., Inc.	237,200	110,065
Ω	Monde Nissin Corp.	237,600	27,003
	Nickel Asia Corp.	1,166,700	43,308
	Petron Corp.	1,035,100	41,806
	Philcomsat Holdings Corp.	9,969	18,268
*	Philippine National Bank	42,900	20,947
	Philippine Stock Exchange, Inc.	130	407
	Puregold Price Club, Inc.	252,600	106,829
	Rizal Commercial Banking Corp.	34,700	15,366
	Robinsons Retail Holdings, Inc.	43,580	25,531
	San Miguel Corp.	14,560	16,261
	Security Bank Corp.	56,360	69,931
*	Shell Pilipinas Corp.	142,200	16,277
	SM Investments Corp.	7,330	97,658
	SSI Group, Inc.	90,000	4,559
	STI Education Systems Holdings, Inc.	448,000	10,707
	Synergy Grid & Development Phils, Inc.	222,700	40,300
	Vista Land & Lifescapes, Inc.	665,000	17,109
	Vistamalls, Inc.	23,100	634
	Wilcon Depot, Inc.	270,000	38,788
TOTAL PHILIPPINES			2,881,144
POLAND — (1.0%)
*	11 bit studios SA	239	11,344
	AB SA	2,614	71,075
*	Action SA	2,232	11,384
	Alior Bank SA	26,856	619,888
*Ω	Allegro.eu SA	18,368	134,798
	Amica SA	1,140	18,651
	AmRest Holdings SE	10,607	44,520
	Apator SA	4,975	21,889
	Arctic Paper SA	4,239	17,416
	ASBISc Enterprises PLC	16,354	88,927
	Asseco Poland SA	18,884	548,031
#	Asseco South Eastern Europe SA	6,922	81,772
	Auto Partner SA	16,874	75,785
		Shares	Value»
POLAND — (Continued)
	Bank Handlowy w Warszawie SA	8,597	$207,194
*	Bank Ochrony Srodowiska SA	12,487	37,119
	Bank Polska Kasa Opieki SA	14,700	576,651
	Benefit Systems SA	550	403,231
*	Bioton SA	11,456	10,286
#	BNPP Bank Polska SA	2,590	56,273
	Boryszew SA	26,861	34,928
	Budimex SA	4,084	478,209
*	CCC SA	9,996	420,138
	CD Projekt SA	9,242	477,950
	Celon Pharma SA	1,863	11,061
*	CI Games SA	29,151	11,593
	Cyber Folks SA	1,987	78,624
*	Cyfrowy Polsat SA	50,371	190,901
#	Develia SA	68,631	94,537
*Ω	Dino Polska SA	5,346	591,397
	Dom Development SA	3,300	172,626
	Elektrotim SA	1,086	11,565
	Erbud SA	1,787	16,943
*	Fabryki Mebli Forte SA	5,421	42,595
	Ferro SA	2,661	23,913
*	Grenevia SA	72,669	40,818
*	Grupa Azoty SA	5,049	27,345
	Grupa Kety SA	3,355	628,529
	Grupa Pracuj SA	4,424	60,596
*Ω	HUUUGE, Inc.	14,650	65,538
	ING Bank Slaski SA	4,782	334,500
	Inter Cars SA	2,430	348,036
	KGHM Polska Miedz SA	16,311	500,129
	KRUK SA	2,877	302,505
	LPP SA	151	609,257
*	mBank SA	1,439	222,182
	Mirbud SA	19,396	58,488
	Neuca SA	765	158,230
#	Newag SA	7,382	95,087
	Orange Polska SA	76,930	150,724
	PCC Rokita SA	469	8,506
*	Pepco Group NV	58,081	245,211
	PlayWay SA	481	36,443
	Powszechny Zaklad Ubezpieczen SA	45,882	562,587
	Santander Bank Polska SA	1,542	191,417
*	Selvita SA	1,054	11,554
	Stalexport Autostrady SA	24,162	17,832
	Synektik SA	970	52,330
*	TEN Square Games SA	1,598	30,686
	Text SA	3,741	53,386
	Torpol SA	1,310	11,363

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	Unimot SA	1,194	$45,180
	VRG SA	39,196	31,115
	Wawel SA	162	24,229
	Wirtualna Polska Holding SA	5,679	108,572
Ω	XTB SA	26,061	419,381
TOTAL POLAND			11,144,970
QATAR — (0.7%)
*	Aamal Co.	612,200	153,353
	Al Khaleej Takaful Group QSC	64,415	42,801
	Al Meera Consumer Goods Co. QSC	37,943	151,602
	Al Rayan Bank	567,170	371,842
	Alijarah Holding Co. QPSC	95,410	20,778
	Baladna	246,853	92,894
	Barwa Real Estate Co.	462,445	363,614
	Commercial Bank PSQC	464,780	586,882
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	16,480
	Doha Bank QPSC	593,574	337,280
*	Estithmar Holding QPSC	187,367	92,727
	Gulf International Services QSC	354,623	328,933
	Gulf Warehousing Co.	98,963	85,762
	Mannai Corp. QSC	86,031	86,755
	Mazaya Real Estate Development QPSC	292,130	47,502
	Medicare Group	52,317	65,948
	Mesaieed Petrochemical Holding Co.	353,466	148,521
	Qatar Aluminum Manufacturing Co.	159,415	59,847
	Qatar Fuel QSC	102,898	432,871
	Qatar Industrial Manufacturing Co. QSC	50,886	36,544
	Qatar Insurance Co. SAQ	557,185	333,956
	Qatar International Islamic Bank QSC	163,865	478,912
	Qatar Islamic Bank QPSC	125,251	708,532
	Qatar Islamic Insurance Group	6,276	15,255
	Qatar National Bank QPSC	473,783	2,172,465
		Shares	Value»
QATAR — (Continued)
	Qatar Navigation QSC	93,925	$282,446
	QLM Life & Medical Insurance Co. WLL	7,022	3,960
	United Development Co. QSC	436,676	137,945
	Vodafone Qatar QSC	485,973	275,042
	Zad Holding Co.	11,906	48,408
TOTAL QATAR			7,979,857
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	133,820	381,711
*	Advanced Petrochemical Co.	12,095	101,263
	Al Babtain Power & Telecommunication Co.	6,717	82,418
	Al Hammadi Holding	17,074	200,690
*	Al Khaleej Training & Education Co.	7,718	68,716
*	Al Moammar Information Systems Co.	1,299	53,712
	Al Rajhi Bank	181,888	4,797,140
*	Al Rajhi Co. for Co-operative Insurance	5,927	274,506
	Alamar Foods	1,295	26,325
	Alaseel Co.	22,170	24,803
	Al-Dawaa Medical Services Co.	6,528	138,644
	Aldrees Petroleum & Transport Services Co.	21,490	813,736
	Al-Etihad Cooperative Insurance Co.	5,008	24,605
	Alinma Bank	109,815	873,624
	AlJazira Takaful Ta'awuni Co.	8,814	40,172

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	AlKhorayef Water & Power Technologies Co.	4,554	$188,195
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,165	75,055
	Almawarid Manpower Co.	297	10,685
	Almunajem Foods Co.	4,653	121,838
*	Alujain Corp.	10,656	105,952
	Arab National Bank	148,853	848,562
	Arabian Contracting Services Co.	6,035	246,714
	Arabian Drilling Co.	2,230	63,045
	Arabian Internet & Communications Services Co.	7,188	611,012
*	Arabian Shield Cooperative Insurance Co.	12,646	70,386
	Arriyadh Development Co.	12,300	114,041
*	ARTEX Industrial Investment Co.	3,860	16,173
	Astra Industrial Group Co.	7,787	390,104
	Ataa Educational Co.	3,650	72,658
	Bank AlBilad	106,122	1,128,109
*	Bank Al-Jazira	129,688	651,021
	Banque Saudi Fransi	121,119	518,236
*	Basic Chemical Industries Ltd.	1,702	14,606
	Bawan Co.	3,622	56,097
	BinDawood Holding Co.	73,855	129,747
	Bupa Arabia for Cooperative Insurance Co.	28,357	1,406,031
	Catrion Catering Holding Co.	10,006	353,464
*	Chubb Arabia Cooperative Insurance Co.	1,225	18,397
	Co. for Cooperative Insurance	19,494	789,072
	Dallah Healthcare Co.	7,081	300,528
*	Dar Al Arkan Real Estate Development Co.	139,858	615,087
	Dr. Sulaiman Al Habib Medical Services Group Co.	14,043	1,093,928
	East Pipes Integrated Co. for Industry	1,644	68,410
		Shares	Value»
SAUDI ARABIA — (Continued)
	Electrical Industries Co.	112,060	$218,136
*	Emaar Economic City	41,117	199,029
*	Fitaihi Holding Group	6,180	7,593
	Gulf Insurance Group	2,200	18,826
*	Gulf Union Cooperative Insurance Co.	6,409	28,890
*	Herfy Food Services Co.	3,218	21,932
	Jamjoom Pharmaceuticals Factory Co.	2,499	108,869
	Jarir Marketing Co.	263,097	898,813
	L'Azurde Co. for Jewelry	7,580	28,648
	Leejam Sports Co. JSC	4,865	236,188
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	89,745
*	Methanol Chemicals Co.	7,481	33,032
*	Middle East Healthcare Co.	10,685	232,617
*	Middle East Specialized Cables Co.	5,782	69,649
	Mouwasat Medical Services Co.	23,680	581,206
	Nahdi Medical Co.	9,786	307,698
*	National Agriculture Development Co.	32,621	222,582
	National Co. for Glass Industries	2,044	30,328
	National Co. for Learning & Education	1,974	95,778
	National Gas & Industrialization Co.	7,072	198,289
	National Medical Care Co.	3,667	154,454
	Nayifat Finance Co.	16,900	67,385
*	Perfect Presentation For Commercial Services Co.	22,911	88,286
*	Rabigh Refining & Petrochemical Co.	42,048	91,642
	Retal Urban Development Co.	36,067	163,094
	Riyad Bank	173,737	1,356,365

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Riyadh Cables Group Co.	7,457	$281,653
	SABIC Agri-Nutrients Co.	23,186	710,831
	Saudi Aramco Base Oil Co.	14,495	430,753
	Saudi Automotive Services Co.	9,009	175,954
	Saudi Awwal Bank	99,562	953,666
	Saudi Basic Industries Corp.	33,525	598,753
*	Saudi Ceramic Co.	7,498	71,427
	Saudi Chemical Co. Holding	92,658	255,469
	Saudi Ground Services Co.	2,758	39,548
	Saudi Industrial Investment Group	67,690	316,376
	Saudi Investment Bank	31,233	125,689
*	Saudi Marketing Co.	7,310	45,372
	Saudi National Bank	351,549	3,202,143
	Saudi Paper Manufacturing Co.	6,102	113,885
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	75,678
*	Saudi Printing & Packaging Co.	6,278	21,358
*	Saudi Public Transport Co.	14,579	79,079
*	Saudi Real Estate Co.	32,536	232,849
*	Saudi Reinsurance Co.	7,377	116,309
*	Saudi Research & Media Group	12,195	863,050
	Saudi Steel Pipe Co.	2,835	55,269
	Saudi Tadawul Group Holding Co.	3,798	212,944
	Saudi Telecom Co.	178,986	2,074,133
	Saudia Dairy & Foodstuff Co.	2,906	255,926
*	Savola Group	39,943	415,024
	Scientific & Medical Equipment House Co.	1,619	22,353
*	Seera Group Holding	43,694	280,339
*	SHL Finance Co.	11,667	55,536
*	Sinad Holding Co.	11,062	42,802
	Sumou Real Estate Co.	1,276	17,987
	Theeb Rent A Car Co.	8,739	184,043
	United Electronics Co.	11,267	295,556
		Shares	Value»
SAUDI ARABIA — (Continued)
	United International Transportation Co.	15,153	$346,042
*	Walaa Cooperative Insurance Co.	15,311	100,470
*	Wataniya Insurance Co.	3,853	26,096
TOTAL SAUDI ARABIA			36,622,654
SOUTH AFRICA — (2.5%)
	Adcock Ingram Holdings Ltd.	6,946	24,768
	Advtech Ltd.	88,669	156,167
	AECI Ltd.	31,856	141,351
	Altron Ltd., Class A	70,082	80,767
	Anglo American Platinum Ltd.	4,635	162,612
	Anglogold Ashanti PLC (ANG SJ)	17,465	525,886
	Anglogold Ashanti PLC (AU US)	13,356	403,485
	Aspen Pharmacare Holdings Ltd.	74,897	714,097
*	Aveng Ltd.	38,394	25,302
	Barloworld Ltd.	30,984	178,146
	Bid Corp. Ltd.	40,511	1,031,583
	Bidvest Group Ltd.	90,047	1,228,390
*	Blue Label Telecoms Ltd.	146,716	50,574
*	Brait PLC	710,123	76,076
	Capitec Bank Holdings Ltd.	4,767	758,997
	Cashbuild Ltd.	3,768	39,791
	Clicks Group Ltd.	71,977	1,385,005
	Coronation Fund Managers Ltd.	65,377	128,009
	Curro Holdings Ltd.	25,364	16,983
	DataTec Ltd.	92,200	243,630
Ω	Dis-Chem Pharmacies Ltd.	159,029	290,241
	Discovery Ltd.	64,022	619,680
	DRDGOLD Ltd. (DRD SJ)	15,834	16,124
	Famous Brands Ltd.	9,394	29,814
	FirstRand Ltd.	215,127	875,244
	Foschini Group Ltd.	62,529	475,175
#	Gold Fields Ltd. (GFI US), Sponsored ADR	125,590	2,126,239
	Grindrod Ltd.	85,076	55,785
	Hudaco Industries Ltd.	9,126	98,935
*	Impala Platinum Holdings Ltd.	86,796	476,394
	Investec Ltd.	35,909	229,176
	Invicta Holdings Ltd.	5,349	9,127
*	KAP Ltd.	78,375	11,353
	Kumba Iron Ore Ltd.	13,148	273,089

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Lewis Group Ltd.	9,835	$41,310
	Life Healthcare Group Holdings Ltd.	215,387	181,537
	Momentum Group Ltd.	286,853	441,743
	Motus Holdings Ltd.	47,712	280,654
	Mpact Ltd.	55,728	83,944
	Mr. Price Group Ltd.	63,255	843,240
	MTN Group Ltd.	134,187	823,101
*	MultiChoice Group	107,838	624,081
	Naspers Ltd., Class N	9,754	2,056,437
	Nedbank Group Ltd.	29,829	438,865
	NEPI Rockcastle NV	119,220	898,621
	Netcare Ltd.	214,735	162,951
	Ninety One Ltd.	72,198	132,556
	Northam Platinum Holdings Ltd.	36,123	244,212
	Old Mutual Ltd. (OMU SJ)	762,823	504,848
	Omnia Holdings Ltd.	62,300	223,413
	OUTsurance Group Ltd.	155,471	522,601
Ω	Pepkor Holdings Ltd.	528,713	728,690
*	Pick n Pay Stores Ltd.	92,135	141,603
	PSG Financial Services Ltd.	138,634	135,561
	Raubex Group Ltd.	27,796	72,933
	Reunert Ltd.	39,531	144,769
	RFG Holdings Ltd.	21,034	22,698
	Sanlam Ltd.	145,258	633,291
	Santam Ltd.	10,369	203,470
	Sappi Ltd.	80,693	206,454
*	Sibanye Stillwater Ltd. (SSW SJ)	433,352	417,614
	Southern Sun Ltd.	64,935	29,004
*	SPAR Group Ltd.	41,918	314,478
	Spur Corp. Ltd.	15,300	28,326
	Stadio Holdings Ltd.	56,665	21,177
	Standard Bank Group Ltd.	106,195	1,237,952
	Super Group Ltd.	54,022	81,895
*	Transaction Capital Ltd.	179,113	21,561
	Truworths International Ltd.	71,174	327,359
	Tsogo Sun Ltd.	46,833	22,916
	Vodacom Group Ltd.	12,107	70,810
	We Buy Cars Holdings Ltd.	9,878	21,525
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	187,599
	Woolworths Holdings Ltd.	147,247	457,642
		Shares	Value»
SOUTH AFRICA — (Continued)
	Zeda Ltd.	44,692	$29,693
TOTAL SOUTH AFRICA			27,021,129
SOUTH KOREA — (11.1%)
*	3S Korea Co. Ltd.	7,967	9,957
*	ABOV Semiconductor Co. Ltd.	2,691	15,241
*	ADTechnology Co. Ltd.	1,279	15,487
	Advanced Nano Products Co. Ltd.	823	37,010
	Advanced Process Systems Corp.	4,521	51,117
*	Aekyung Chemical Co. Ltd.	3,816	17,839
	Aekyung Industrial Co. Ltd.	3,805	31,704
*	Agabang&Company	12,217	45,382
	Ahnlab, Inc.	1,244	65,019
	AJ Networks Co. Ltd.	2,003	5,420
*	Alteogen, Inc.	3,127	792,211
*	ALUKO Co. Ltd.	17,469	23,913
*	Amicogen, Inc.	3,596	8,865
	Amorepacific Corp.	3,883	344,756
	AMOREPACIFIC Group	8,159	134,931
*	Ananti, Inc.	9,179	37,305
*	Anapass, Inc.	1,749	23,659
*	Anterogen Co. Ltd.	1,450	22,042
*	APS, Inc.	1,919	6,189
	Asia Pacific Satellite, Inc.	2,523	24,060
	Asia Paper Manufacturing Co. Ltd.	11,507	59,884
*	Atec Co. Ltd.	2,101	37,247
	Atinum Investment Co. Ltd.	11,432	16,373
	Avaco Co. Ltd.	2,470	25,030
	Baiksan Co. Ltd.	4,496	43,810
*	Beno Tnr, Inc.	2,978	3,688
	BGF Co. Ltd.	7,644	17,679
	BGF retail Co. Ltd.	4,223	300,321
	BGFecomaterials Co. Ltd.	5,526	10,493
	BH Co. Ltd.	8,967	92,995
*	BHI Co. Ltd.	4,278	64,160
	Binggrae Co. Ltd.	1,377	69,317
	Bio Plus Co. Ltd.	9,806	44,359
*	Biodyne Co. Ltd.	2,825	27,208
*	Bioneer Corp.	1,671	20,824
	BioNote, Inc.	10,659	35,764
	BIT Computer Co. Ltd.	2,278	7,582
*	BNC Korea Co. Ltd.	5,378	16,400

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	58,811	$490,235
	Boditech Med, Inc.	7,077	80,698
*	BoKwang Industry Co. Ltd.	4,410	14,933
	Bookook Securities Co. Ltd.	462	8,712
	Boryung	8,638	60,447
*	Bosung Power Technology Co. Ltd.	7,684	15,656
	Brand X Co. Ltd.	8,850	37,106
*	Bukwang Pharmaceutical Co. Ltd.	4,615	14,813
	BYC Co. Ltd.	800	16,131
	Byucksan Corp.	8,835	11,608
*	C&C International Co. Ltd.	406	9,751
*	Cafe24 Corp.	3,535	99,349
*	CammSys Corp.	12,345	6,619
*	Cape Industries Ltd.	6,153	30,138
	Caregen Co. Ltd.	4,866	100,165
*	Celltrion Pharm, Inc.	2,118	76,979
	Celltrion, Inc.	11,779	1,447,598
*	Chabiotech Co. Ltd.	1,695	13,234
*	Cheil Worldwide, Inc.	36,083	425,234
*	Chemtronics Co. Ltd.	3,577	52,132
	Cheryong Electric Co. Ltd.	2,416	91,476
	Cheryong Industrial Co. Ltd.	4,325	19,759
	Chinyang Holdings Corp.	7,730	16,614
*	Chips&Media, Inc.	2,006	26,797
*	Choil Aluminum Co. Ltd.	11,512	11,662
*	Chong Kun Dang Pharmaceutical Corp.	3,927	232,724
*	Chongkundang Holdings Corp.	793	25,093
*	Choong Ang Vaccine Laboratory	1,601	10,733
*††	Chorokbaem Media Co. Ltd.	4,200	2,928
*	Chunbo Co. Ltd.	750	18,978
*	CJ CGV Co. Ltd.	11,618	40,690
	CJ CheilJedang Corp.	1,643	272,380
	CJ Corp.	5,456	356,088
*	CJ ENM Co. Ltd.	3,346	123,004
	CJ Freshway Corp.	2,433	34,491
	CJ Logistics Corp.	3,869	211,621
*	CKD Bio Corp.	912	13,699
	Classys, Inc.	5,351	198,207
*	CLIO Cosmetics Co. Ltd.	714	9,273
		Shares	Value»
SOUTH KOREA — (Continued)
*	CMG Pharmaceutical Co. Ltd.	8,816	$10,868
*	Com2uS Holdings Corp.	2,217	47,098
*	Com2uSCorp	2,881	93,542
*	Comtec Systems Co. Ltd.	19,277	7,094
*	ContentreeJoongAng Corp.	1,661	8,927
	Coocon Corp.	1,088	11,873
*	Cosmax, Inc.	4,122	464,036
*	Cosmecca Korea Co. Ltd.	876	30,929
*	CosmoAM&T Co. Ltd.	2,840	102,289
*	Cosmochemical Co. Ltd.	3,839	52,942
	Coway Co. Ltd.	28,811	1,524,130
	Cowintech Co. Ltd.	2,204	22,344
	CR Holdings Co. Ltd.	5,692	21,837
*	Creative & Innovative System	3,518	17,193
	Creverse, Inc.	1,427	14,019
*	CrystalGenomics Invites Co. Ltd.	5,676	9,314
	CS Wind Corp.	9,717	277,853
*	CTC BIO, Inc.	2,098	11,128
*	Cube Entertainment, Inc.	2,240	21,101
	Cuckoo Holdings Co. Ltd.	3,109	48,510
	Cuckoo Homesys Co. Ltd.	2,490	33,030
*	D&C Media Co. Ltd.	981	12,042
	D.I Corp.	2,915	33,604
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	9,061
	Dae Won Kang Up Co. Ltd.	9,092	24,247
*	Daea TI Co. Ltd.	5,700	12,345
	Daebongls Co. Ltd.	2,018	18,323
	Daechang Forging Co. Ltd.	5,126	18,252
	Daedong Corp.	5,235	42,809
	Daeduck Co. Ltd.	1,972	9,230
	Daeduck Electronics Co. Ltd.	7,488	94,515
	Daehan Flour Mill Co. Ltd.	341	29,648
*	Dae-Il Corp.	14,842	41,581
*	Daejoo Electronic Materials Co. Ltd.	1,388	97,026
	Daesang Corp.	4,045	51,971
	Daesang Holdings Co. Ltd.	2,845	20,265

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daesung Energy Co. Ltd.	2,804	$15,652
*	Daewon Cable Co. Ltd.	10,963	26,989
	Daewon Pharmaceutical Co. Ltd.	4,099	41,104
	Daewon San Up Co. Ltd.	2,161	8,794
*	Daewoo Engineering & Construction Co. Ltd.	88,834	205,438
	Daewoong Co. Ltd.	6,724	94,722
	Daewoong Pharmaceutical Co. Ltd.	1,231	115,782
	Daihan Pharmaceutical Co. Ltd.	1,066	18,832
	Daishin Securities Co. Ltd.	10,870	124,021
	Daol Investment & Securities Co. Ltd.	12,487	25,053
*	Daou Data Corp.	4,343	30,010
	Daou Technology, Inc.	6,983	85,378
*	Dasan Networks, Inc.	7,361	17,905
*	Dawonsys Co. Ltd.	4,647	30,708
	DB Financial Investment Co. Ltd.	6,205	23,263
	DB Insurance Co. Ltd.	21,505	1,430,876
*	DB, Inc.	36,593	30,549
*	Dear U Co. Ltd.	2,835	69,619
*	Dentium Co. Ltd.	3,066	146,210
	Deutsch Motors, Inc.	5,379	15,591
	Device ENG Co. Ltd.	1,253	10,171
*	Devsisters Co. Ltd.	773	15,483
*	Dexter Studios Co. Ltd.	4,357	21,472
	DGB Financial Group, Inc.	37,239	235,416
	Digital Daesung Co. Ltd.	4,602	22,725
*	DIO Corp.	1,645	19,671
*	DK Tech Co. Ltd.	4,178	20,602
	DL E&C Co. Ltd.	11,647	250,036
	DL Holdings Co. Ltd.	1,837	40,222
*	DMS Co. Ltd.	7,907	33,061
	DN Automotive Corp.	4,608	66,114
	Dohwa Engineering Co. Ltd.	4,413	19,836
	Dong-A Socio Holdings Co. Ltd.	536	35,287
	Dong-A ST Co. Ltd.	1,281	44,116
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	649	$6,180
	Dongbang Transport Logistics Co. Ltd.	14,438	21,242
*	Dongjin Semichem Co. Ltd.	18,159	270,417
*	Dongkoo Bio & Pharma Co. Ltd.	6,721	23,016
*	DongKook Pharmaceutical Co. Ltd.	5,585	57,994
	Dongkuk Holdings Co. Ltd.	6,767	33,729
	Dongkuk Steel Mill Co. Ltd.	11,214	68,191
	Dongsuh Cos., Inc.	5,441	86,765
	Dongsung Chemical Co. Ltd.	11,307	30,251
	Dongsung Finetec Co. Ltd.	5,249	76,451
*	Dongwha Enterprise Co. Ltd.	4,310	25,095
	Dongwha Pharm Co. Ltd.	5,888	24,601
	Dongwon Development Co. Ltd.	13,299	20,358
	Dongwon F&B Co. Ltd.	1,675	34,069
	Dongwon Systems Corp.	1,570	40,706
	Dongwoon Anatech Co. Ltd.	4,908	67,046
	Dongyang E&P, Inc.	1,464	17,937
	Doosan Bobcat, Inc.	20,002	657,096
	Doosan Co. Ltd.	2,716	524,860
*	Doosan Enerbility Co. Ltd.	69,007	1,126,224
*	Doosan Fuel Cell Co. Ltd.	4,019	44,836
	Doosan Tesna, Inc.	2,770	56,000
	DoubleUGames Co. Ltd.	5,109	171,784
	Douzone Bizon Co. Ltd.	4,113	192,913
*	Dream Security Co. Ltd.	10,040	24,363
*	Dreamtech Co. Ltd.	7,608	37,431
*	DRTECH Corp.	10,055	14,911
	DSC Investment, Inc.	3,558	6,839
*	Duk San Neolux Co. Ltd.	2,143	40,487
*	Duksan Techopia Co. Ltd.	961	22,528
	Duksung Co. Ltd.	3,764	17,741

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DY Corp.	1,808	$4,910
	DY POWER Corp.	3,390	27,441
*††	E Investment&Development Co. Ltd.	19,186	3,446
*	Echo Marketing, Inc.	5,576	37,468
*	Eco Volt Co. Ltd.	12,005	8,405
	Ecoplastic Corp.	11,596	19,062
#*	Ecopro BM Co. Ltd.	4,453	397,459
#*	Ecopro Co. Ltd.	11,986	498,426
	Ecopro HN Co. Ltd.	3,184	66,041
*††	Ehwa Technologies Information Co. Ltd.	39,858	4,636
	E-MART, Inc.	5,360	236,979
*	EMKOREA Co. Ltd.	4,828	7,454
*	EMRO, Inc.	1,192	56,811
*	EM-Tech Co. Ltd.	2,530	44,382
*	Enchem Co. Ltd.	1,600	142,028
	ENF Technology Co. Ltd.	3,799	50,157
*	Enplus Co. Ltd.	12,735	8,574
*	Enzychem Lifesciences Corp.	19,669	20,606
	Eo Technics Co. Ltd.	1,424	138,410
*††	E-TRON Co. Ltd.	141,985	3,664
*	Eubiologics Co. Ltd.	5,266	44,926
	Eugene Investment & Securities Co. Ltd.	13,616	22,460
	Eugene Technology Co. Ltd.	2,004	50,382
*	EV Advanced Material Co. Ltd.	9,422	11,732
*	E-World	10,154	10,032
*	Exem Co. Ltd.	9,439	13,141
	Exicon Co. Ltd.	2,411	20,771
	F&F Co. Ltd.	7,976	350,988
	Fila Holdings Corp.	13,845	372,763
*	Fine M-Tec Co. Ltd.	3,760	12,853
	Fine Semitech Corp.	2,278	27,602
*	Firstec Co. Ltd.	4,429	9,266
*††	Flask Co. Ltd.	12,050	2,455
*	Foosung Co. Ltd.	4,894	16,961
	Fursys, Inc.	987	28,010
*	Gabia, Inc.	3,274	36,144
*	GAEASOFT	4,093	22,172
	Galaxia Moneytree Co. Ltd.	1,980	10,839
*	GAMSUNG Corp. Co. Ltd.	26,653	56,414
*	Gaon Cable Co. Ltd.	1,356	55,946
*	GC Cell Corp.	1,292	19,530
*	GeneOne Life Science, Inc.	11,675	17,083
*	Genexine, Inc.	4,234	13,459
	Geumhwa PSC Co. Ltd.	1,330	22,945
*	Giantstep, Inc.	1,630	6,628
		Shares	Value»
SOUTH KOREA — (Continued)
	Global Standard Technology Co. Ltd.	3,848	$47,069
*	Global Tax Free Co. Ltd.	9,554	25,766
*	GnBS eco Co. Ltd.	4,194	10,916
	GOLFZON Co. Ltd.	1,788	73,824
	Gradiant Corp.	4,366	34,576
	Grand Korea Leisure Co. Ltd.	4,689	38,167
*	Green Cross Corp.	740	69,875
*	Green Cross Holdings Corp.	6,082	60,926
*	Green Cross Wellbeing Corp.	1,507	9,012
*††	Green Pine Tree Co. Ltd.	1,155	149
*	GS Engineering & Construction Corp.	19,226	227,568
*	GS P&L Co. Ltd.	4,601	60,861
	GS Retail Co. Ltd.	19,401	203,761
	Gwangju Shinsegae Co. Ltd.	735	14,714
	HAESUNG DS Co. Ltd.	3,254	55,450
	Han Kuk Carbon Co. Ltd.	7,732	73,503
	Hana Financial Group, Inc.	72,441	2,998,372
*	Hana Materials, Inc.	1,780	29,833
*	Hana Micron, Inc.	13,727	95,576
*	Hana Pharm Co. Ltd.	2,252	15,864
*	Hana Technology Co. Ltd.	253	3,639
	Hana Tour Service, Inc.	2,634	101,076
*	Hanall Biopharma Co. Ltd.	2,608	72,436
*	Hancom, Inc.	2,264	37,145
	Handok, Inc.	2,093	16,923
	Handsome Co. Ltd.	4,735	47,932
	Hanil Feed Co. Ltd.	6,832	17,048
	Hanjin Kal Corp.	336	19,329
	Hanjin Transportation Co. Ltd.	2,334	31,075
	Hankook Cosmetics Manufacturing Co. Ltd.	331	10,445
	Hankook Shell Oil Co. Ltd.	185	40,149
	Hankook Tire & Technology Co. Ltd.	12,905	362,064
	Hanmi Pharm Co. Ltd.	1,717	286,824

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanmi Science Co. Ltd.	4,206	$79,821
	Hanmi Semiconductor Co. Ltd.	3,630	278,302
	HanmiGlobal Co. Ltd.	2,006	24,092
	Hannong Chemicals, Inc.	1,310	12,265
	Hanon Systems	58,163	170,221
	Hansae Co. Ltd.	5,161	46,472
	Hansae Yes24 Holdings Co. Ltd.	908	2,382
	Hanshin Machinery Co.	4,076	9,192
	Hansol Chemical Co. Ltd.	3,101	196,361
	Hansol Holdings Co. Ltd.	10,383	16,741
*	Hansol IONES Co. Ltd.	3,098	13,179
	Hansol Paper Co. Ltd.	4,665	27,193
	Hansol Technics Co. Ltd.	9,847	26,379
	Hanssem Co. Ltd.	638	20,521
*	Hanwha Engine	4,700	73,403
*	Hanwha Galleria Corp.	15,046	12,337
	Hanwha General Insurance Co. Ltd.	19,605	54,649
*	Hanwha Investment & Securities Co. Ltd.	28,229	69,493
	Hanwha Life Insurance Co. Ltd.	107,580	183,840
*	Hanwha Ocean Co. Ltd.	7,421	290,090
	Hanwha Solutions Corp.	24,837	334,920
	Hanwha Systems Co. Ltd.	12,725	219,631
*	Hanwha Vision Co. Ltd.	10,211	224,426
*	Hanyang Digitech Co. Ltd.	1,023	6,570
	Hanyang Eng Co. Ltd.	4,035	45,366
*	Hanyang Securities Co. Ltd.	2,979	24,431
*	HB SOLUTION Co. Ltd.	6,888	13,408
*	HB Technology Co. Ltd.	20,026	33,300
	HD Hyundai Co. Ltd.	12,659	720,092
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Construction Equipment Co. Ltd.	4,937	$224,843
	HD Hyundai Electric Co. Ltd.	5,228	1,460,719
*	HD Hyundai Energy Solutions Co. Ltd.	1,134	18,820
*	HD Hyundai Heavy Industries Co. Ltd.	876	186,314
	HD Hyundai Infracore Co. Ltd.	52,436	263,845
*	HD Hyundai Mipo	3,123	265,440
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	760,336
	HDC Holdings Co. Ltd.	11,304	96,906
	HDC Hyundai Development Co-Engineering & Construction	13,317	151,513
*	HD-Hyundai Marine Engine	3,940	75,436
*	Hecto Innovation Co. Ltd.	2,056	16,646
#	HFR, Inc.	1,874	28,040
	High Tech Pharm Co. Ltd.	3,388	37,420
	Hite Jinro Co. Ltd.	10,080	131,855
	Hitejinro Holdings Co. Ltd.	2,275	14,126
	HK inno N Corp.	2,746	66,855
	HL Holdings Corp.	1,851	43,790
	HL Mando Co. Ltd.	12,064	367,151
*	HLB Biostep Co. Ltd.	2,115	3,382
*	HLB Life Science Co. Ltd.	3,792	27,641
*	Hlb Pharma Ceutical Co. Ltd.	1,281	22,805
*	HLB, Inc.	10,998	606,188
*	Home Center Holdings Co. Ltd.	29,955	18,722
*	Homecast Co. Ltd.	6,694	9,740
#	Hotel Shilla Co. Ltd.	8,427	221,152
	HS Hwasung Co. Ltd.	2,547	16,957
	HS Hyosung Advanced Materials Corp.	734	88,460
*	HS Hyosung Corp.	586	11,561
	HS Industries Co. Ltd.	4,773	15,728
*	Hugel, Inc.	1,496	243,023
	Humedix Co. Ltd.	2,427	55,791

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Co. Ltd.	2,342	$40,211
	Huons Global Co. Ltd.	1,464	35,191
	Husteel Co. Ltd.	7,104	21,652
	Huvitz Co. Ltd.	4,877	25,441
	Hwa Shin Co. Ltd.	5,583	27,811
	Hwangkum Steel & Technology Co. Ltd.	2,449	8,314
	HYBE Co. Ltd.	2,543	392,468
*	Hydro Lithium, Inc.	7,497	9,294
*	Hy-Lok Corp.	2,158	42,340
	Hyosung Corp.	2,633	82,509
	Hyosung Heavy Industries Corp.	1,771	543,253
	Hyosung TNC Corp.	1,216	186,135
*	Hyulim ROBOT Co. Ltd.	5,837	6,728
	Hyundai Autoever Corp.	2,598	253,813
	Hyundai Bioland Co. Ltd.	1,594	5,027
	HYUNDAI Corp.	2,484	33,473
	Hyundai Department Store Co. Ltd.	2,749	95,009
	Hyundai Elevator Co. Ltd.	6,595	239,847
	Hyundai Engineering & Construction Co. Ltd.	19,589	417,014
	HYUNDAI EVERDIGM Corp.	2,354	14,096
	Hyundai Ezwel Co. Ltd.	4,878	16,390
	Hyundai Futurenet Co. Ltd.	13,368	30,750
	Hyundai GF Holdings	10,655	35,674
	Hyundai Glovis Co. Ltd.	7,025	717,664
	Hyundai Green Food	5,187	49,857
	Hyundai Home Shopping Network Corp.	1,928	64,123
*	Hyundai Livart Furniture Co. Ltd.	3,789	19,515
	Hyundai Marine & Fire Insurance Co. Ltd.	25,855	438,817
	Hyundai Mobis Co. Ltd.	7,066	1,275,099
	Hyundai Motor Co.	19,152	2,695,626
	Hyundai Motor Securities Co. Ltd.	5,127	23,235
	Hyundai Movex Co. Ltd.	6,879	18,932
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Rotem Co. Ltd.	29,853	$1,208,794
	Hyundai Steel Co.	9,107	144,354
	Hyundai Wia Corp.	4,160	111,003
	HyVision System, Inc.	4,257	50,006
*	i3system, Inc.	1,346	42,409
*	Icure Pharm, Inc.	975	1,138
*	Il Dong Pharmaceutical Co. Ltd.	983	7,566
*	Iljin Diamond Co. Ltd.	1,822	13,814
*	Iljin Electric Co. Ltd.	5,169	114,861
*	Iljin Holdings Co. Ltd.	6,856	18,192
*	Iljin Hysolus Co. Ltd.	724	7,824
	Iljin Power Co. Ltd.	2,335	14,981
	Ilshin Spinning Co. Ltd.	7,844	43,983
*	Ilshin Stone Co. Ltd.	14,594	22,091
	Ilyang Pharmaceutical Co. Ltd.	2,498	19,183
	iMarketKorea, Inc.	5,701	30,690
	InBody Co. Ltd.	3,848	63,778
	Industrial Bank of Korea	78,233	833,406
#	Innocean Worldwide, Inc.	8,704	110,393
*	InnoWireless Co. Ltd.	369	5,765
	Innox Advanced Materials Co. Ltd.	2,497	46,257
*	Insung Information Co. Ltd.	10,578	13,417
	Intellian Technologies, Inc.	761	20,704
	Intelligent Digital Integrated Security Co. Ltd.	1,685	17,282
*	Interflex Co. Ltd.	4,180	26,172
††	Interojo Co. Ltd.	1,228	7,892
	INTOPS Co. Ltd.	3,053	45,098
	iNtRON Biotechnology, Inc.	3,888	15,167
	IS Dongseo Co. Ltd.	5,226	69,311
	ISC Co. Ltd.	2,345	106,868
	i-SENS, Inc.	3,346	41,368
*	ISU Abxis Co. Ltd.	2,469	7,535
*	ISU Chemical Co. Ltd.	3,108	13,600
	IsuPetasys Co. Ltd.	10,649	278,650
*	ITCEN Co. Ltd.	3,543	11,905
*	ITEK, Inc.	4,474	16,668
*	ITM Semiconductor Co. Ltd.	554	4,853

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jahwa Electronics Co. Ltd.	2,772	$29,297
	JB Financial Group Co. Ltd.	31,430	426,099
	Jeju Bank	3,312	18,267
*	Jeju Semiconductor Corp.	3,960	37,735
*	Jin Air Co. Ltd.	2,007	13,793
	Jinsung T.E.C.	3,429	22,325
	JLS Co. Ltd.	1,866	7,419
*	JNK Global Co. Ltd.	8,964	22,363
*	JNTC Co. Ltd.	1,326	19,793
	Jusung Engineering Co. Ltd.	7,506	161,590
	JVM Co. Ltd.	1,438	20,751
	JW Holdings Corp.	12,831	26,895
	JW Life Science Corp.	2,713	19,582
	JW Pharmaceutical Corp.	4,069	65,216
*	JW Shinyak Corp.	3,942	4,305
	JYP Entertainment Corp.	8,087	415,740
	K Car Co. Ltd.	1,385	12,671
	K Ensol Co. Ltd.	1,735	15,672
	Kakao Corp.	13,894	364,783
*	Kakao Games Corp.	8,640	96,020
	KakaoBank Corp.	12,257	177,665
*	Kakaopay Corp.	3,972	73,300
	Kangnam Jevisco Co. Ltd.	731	12,998
*	Kangwon Energy Co. Ltd.	3,790	23,296
	Kangwon Land, Inc.	11,157	128,335
	KB Financial Group, Inc. (105560 KS)	55,087	3,451,272
	KC Co. Ltd.	2,179	23,913
	KC Tech Co. Ltd.	1,534	31,732
	KCC Corp.	1,131	192,349
	KCTC	5,926	15,384
	KEC Corp.	31,873	17,686
	KEPCO Engineering & Construction Co., Inc.	1,501	70,753
	KEPCO Plant Service & Engineering Co. Ltd.	11,672	371,655
	Keyang Electric Machinery Co. Ltd.	4,289	4,701
	KG Chemical Corp.	6,136	15,650
	KG Dongbusteel	11,151	45,296
	KG Eco Solution Co. Ltd.	7,203	24,456
*	KG Mobility Co.	13,460	34,516
	Kginicis Co. Ltd.	5,479	32,334
	KGMobilians Co. Ltd.	5,530	17,124
		Shares	Value»
SOUTH KOREA — (Continued)
	KH Vatec Co. Ltd.	4,841	$33,215
	Kia Corp.	39,120	2,729,709
*	Kib Plug Energy	43,041	15,255
*	KidariStudio, Inc.	6,220	13,119
	KINX, Inc.	900	44,820
*	KISCO Corp.	4,439	24,112
*	KISCO Holdings Co. Ltd.	1,214	15,494
	KISWIRE Ltd.	3,432	42,599
	KIWOOM Securities Co. Ltd.	5,117	438,642
*	KMW Co. Ltd.	1,668	10,967
*	KNJ Co. Ltd.	311	2,970
	Koh Young Technology, Inc.	7,378	82,408
	Kolmar BNH Co. Ltd.	1,862	15,926
	Kolmar Holdings Co. Ltd.	3,468	16,203
	Kolmar Korea Co. Ltd.	5,100	211,118
*	Kolon Corp.	1,302	12,570
*	Kolon Industries, Inc.	6,836	131,287
*	Kolon Life Science, Inc.	479	7,260
*	KoMiCo Ltd.	1,679	43,330
	KONA I Co. Ltd.	2,442	36,337
	Korea Alcohol Industrial Co. Ltd.	5,044	29,372
	Korea Asset In Trust Co. Ltd.	30,383	58,062
*	Korea Circuit Co. Ltd.	4,698	32,811
	Korea Electric Terminal Co. Ltd.	1,432	77,232
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	38,443
*	Korea Gas Corp.	7,365	172,517
*	Korea Information & Communications Co. Ltd.	5,535	30,417
	Korea Information Certificate Authority, Inc.	2,886	9,173
	Korea Investment Holdings Co. Ltd.	14,347	780,170
	Korea Movenex Co. Ltd.	5,239	21,489
	Korea Petrochemical Ind Co. Ltd.	456	28,491
	Korea Petroleum Industries Co.	1,794	15,797
	Korea Ratings Corp.	340	21,334
*	Korea Real Estate Investment & Trust Co. Ltd.	47,912	32,857

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea United Pharm, Inc.	2,831	$34,755
	Korea Zinc Co. Ltd.	909	513,972
	Korean Reinsurance Co.	56,541	319,991
	Kortek Corp.	2,756	15,234
*	KPS Corp.	2,599	11,885
	KPX Chemical Co. Ltd.	815	23,789
*	Krafton, Inc.	6,258	1,559,214
	KT Skylife Co. Ltd.	6,097	18,274
*	Kukje Pharma Co. Ltd.	5,534	18,672
*	Kumho HT, Inc.	38,994	18,876
	Kumho Petrochemical Co. Ltd.	3,586	259,463
*	Kumho Tire Co., Inc.	19,186	69,084
	Kumkang Kind Co. Ltd.	7,189	19,982
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	49,727
*	Kyeryong Construction Industrial Co. Ltd.	1,770	15,041
	Kyobo Securities Co. Ltd.	6,735	25,171
*	Kyongbo Pharmaceutical Co. Ltd.	1,775	8,229
	Kyung Dong Navien Co. Ltd.	2,350	130,655
	Kyungbang Co. Ltd.	3,048	13,119
	Kyungdong Pharm Co. Ltd.	5,683	23,030
	Kyung-In Synthetic Corp.	12,630	24,444
	L&C Bio Co. Ltd.	1,830	28,795
*	L&F Co. Ltd.	2,397	143,918
*	L&K Biomed Co. Ltd.	1,972	9,680
*	LabGenomics Co. Ltd.	21,308	40,754
*	Lake Materials Co. Ltd.	14,801	116,697
*	LB Semicon, Inc.	9,863	26,049
	Lee Ku Industrial Co. Ltd.	6,450	18,234
	LEENO Industrial, Inc.	2,877	420,016
	LF Corp.	5,047	56,580
	LG Chem Ltd.	5,260	853,096
	LG Corp.	4,420	226,587
	LG Electronics, Inc.	33,146	1,909,739
#*	LG Energy Solution Ltd.	2,789	671,437
	LG H&H Co. Ltd.	2,907	611,347
		Shares	Value»
SOUTH KOREA — (Continued)
	LG HelloVision Co. Ltd.	10,736	$17,906
	LG Innotek Co. Ltd.	5,080	515,812
*	LigaChem Biosciences, Inc.	2,614	225,529
	LOT Vacuum Co. Ltd.	3,505	21,334
	Lotte Chemical Corp.	3,650	142,203
	Lotte Chilsung Beverage Co. Ltd.	1,305	92,727
	LOTTE Fine Chemical Co. Ltd.	5,030	137,082
	LOTTE Himart Co. Ltd.	1,317	6,770
*	Lotte Non-Life Insurance Co. Ltd.	23,154	31,152
	Lotte Rental Co. Ltd.	6,387	124,606
	Lotte Shopping Co. Ltd.	2,377	87,997
*	Lotte Tour Development Co. Ltd.	3,126	16,735
	Lotte Wellfood Co. Ltd.	699	49,288
	LS Corp.	7,915	641,391
*	LS Eco Energy Ltd.	2,895	89,810
	LS Electric Co. Ltd.	5,301	837,385
*	LS Marine Solution Co. Ltd.	4,505	51,912
*	LVMC Holdings	36,724	41,945
	LX Hausys Ltd.	1,948	41,339
	LX Semicon Co. Ltd.	3,940	152,624
	M.I.Tech Co. Ltd.	1,379	7,083
	Macquarie Korea Infrastructure Fund	103,073	744,354
	Macrogen, Inc.	1,168	13,046
	Maeil Dairies Co. Ltd.	1,150	26,156
*	MAKUS, Inc.	1,880	11,614
*	Manyo Co. Ltd.	1,414	16,672
	Mcnex Co. Ltd.	2,935	46,379
	Mediana Co. Ltd.	2,343	7,500
*	Medipost Co. Ltd.	4,681	35,791
	Medytox, Inc.	767	62,105
*	Meerecompany, Inc.	1,096	18,545
*	MegaStudy Co. Ltd.	2,286	16,781
*	MegaStudyEdu Co. Ltd.	2,340	62,670
	Meritz Financial Group, Inc.	28,050	2,194,104
	META BIOMED Co. Ltd.	4,839	13,542
	Mgame Corp.	4,951	17,444
	Mi Chang Oil Industrial Co. Ltd.	177	10,897
*	MiCo Ltd.	5,893	36,032
*	Micro Digital Co. Ltd.	1,952	14,987

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mirae Asset Life Insurance Co. Ltd.	24,853	$86,702
	Mirae Asset Securities Co. Ltd.	63,331	365,173
*	Mirae Asset Venture Investment Co. Ltd.	8,034	26,076
	Miwon Chemicals Co. Ltd.	147	7,888
	Miwon Commercial Co. Ltd.	534	62,532
*	Miwon Holdings Co. Ltd.	286	14,638
	Miwon Specialty Chemical Co. Ltd.	566	52,508
*	MK Electron Co. Ltd.	5,926	36,054
	MNTech Co. Ltd.	3,176	17,129
*	Mobase Electronics Co. Ltd.	7,819	7,519
	Modetour Network, Inc.	2,119	13,969
*	MONAYONGPYONG	9,275	25,846
	Motrex Co. Ltd.	6,260	45,275
*	mPlus Corp.	2,632	13,141
	MS Autotech Co. Ltd.	12,392	21,054
	Muhak Co. Ltd.	3,862	16,400
	Myoung Shin Industrial Co. Ltd.	5,239	39,118
	Namhae Chemical Corp.	3,870	17,032
*	Namsun Aluminum Co. Ltd.	27,512	27,335
*	Namuga Co. Ltd.	2,446	21,487
	Namyang Dairy Products Co. Ltd.	940	42,862
	Nasmedia Co. Ltd.	1,024	9,806
	Nature Holdings Co. Ltd.	4,291	27,382
	NAVER Corp.	5,553	822,327
	NCSoft Corp.	2,115	250,295
	NeoPharm Co. Ltd.	3,154	23,905
*	Neosem, Inc.	3,005	19,210
	Neowiz	4,899	62,672
*	Neowiz Holdings Corp.	920	10,591
*	NEPES Corp.	6,963	32,662
*	Neptune Co.	5,865	22,749
*Ω	Netmarble Corp.	8,565	259,530
	New Power Plasma Co. Ltd.	5,541	17,481
*	Newflex Technology Co. Ltd.	6,149	21,125
*	Nexen Corp.	4,007	11,909
	Nexen Tire Corp.	4,854	18,426
*	Nexon Games Co. Ltd.	5,900	53,408
		Shares	Value»
SOUTH KOREA — (Continued)
	NEXTIN, Inc.	1,876	$73,758
	NH Investment & Securities Co. Ltd.	56,591	559,838
	NHN Corp.	5,819	74,429
*	NHN KCP Corp.	8,103	39,452
	NICE Holdings Co. Ltd.	4,413	32,189
	Nice Information & Telecommunication, Inc.	2,046	24,327
	NICE Information Service Co. Ltd.	15,565	131,172
	NICE Total Cash Management Co. Ltd.	5,667	18,698
*	Nong Shim Holdings Co. Ltd.	454	19,850
	NongShim Co. Ltd.	877	209,944
	NOROO Paint & Coatings Co. Ltd.	2,751	14,288
	NOVAREX Co. Ltd.	2,936	14,350
	NPC	6,680	19,324
*	OCI Co. Ltd.	955	44,816
*	OCI Holdings Co. Ltd.	4,183	226,491
	ONEJOON Co. Ltd.	3,886	27,736
	OptoElectronics Solutions Co. Ltd.	742	7,114
	Orion Corp.	9,135	634,768
	Orion Holdings Corp.	7,752	80,732
*	Osang Healthcare Co. Ltd.	1,079	10,979
*	OSTEONIC Co. Ltd.	5,251	29,118
*	Osung Advanced Materials Co. Ltd.	18,332	18,033
	Ottogi Corp.	449	118,284
	Paik Kwang Industrial Co. Ltd.	4,745	22,926
	Pan Ocean Co. Ltd.	35,441	80,671
	Paradise Co. Ltd.	7,025	47,704
	Park Systems Corp.	1,229	198,323
	Partron Co. Ltd.	11,262	57,055
*	Pearl Abyss Corp.	4,270	84,920
	People & Technology, Inc.	4,736	130,960
*	Peptron, Inc.	1,506	100,291
	PHA Co. Ltd.	2,660	18,330
*	PharmaResearch Co. Ltd.	1,593	263,457
*	PharmGen Science, Inc.	4,774	14,107
*	Pharmicell Co. Ltd.	3,656	19,984
*	Philenergy Co. Ltd.	104	956
	Philoptics Co. Ltd.	1,534	32,490
*	PI Advanced Materials Co. Ltd.	4,049	48,476
*	Polaris AI Corp.	11,204	24,326
*	Polaris Office Corp.	3,142	12,805

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	PonyLink Co. Ltd.	20,885	$16,789
#	Posco DX Co. Ltd.	14,799	190,191
	Posco M-Tech Co. Ltd.	4,685	39,633
*	Power Logics Co. Ltd.	5,517	20,402
	Protec Co. Ltd.	1,501	27,158
	PSK, Inc.	6,562	85,186
	Pulmuone Co. Ltd.	3,204	22,782
*	Rainbow Robotics	593	121,226
*	Refine Co. Ltd.	1,479	12,834
	Reyon Pharmaceutical Co. Ltd.	587	5,134
	RFHIC Corp.	1,978	22,522
*	RFTech Co. Ltd.	9,790	25,754
*	Robostar Co. Ltd.	1,279	26,493
	Rorze Systems Corp.	1,438	17,095
*	S&S Tech Corp.	1,955	39,156
	S-1 Corp.	8,969	367,597
*	Sam Chun Dang Pharm Co. Ltd.	1,025	128,578
*	Sam Yung Trading Co. Ltd.	3,832	32,934
	Samchully Co. Ltd.	452	27,843
	SAMHWA Paints Industrial Co. Ltd.	4,611	19,361
	Samick THK Co. Ltd.	1,425	9,957
*	Samil Pharmaceutical Co. Ltd.	2,871	26,000
*	Samji Electronics Co. Ltd.	3,059	19,554
	Samjin Pharmaceutical Co. Ltd.	1,297	15,323
	Sammok S-Form Co. Ltd.	1,045	14,322
*Ω	Samsung Biologics Co. Ltd.	1,423	1,052,445
	Samsung C&T Corp.	12,252	1,004,373
	Samsung Card Co. Ltd. (029780 KS)	10,148	292,335
	Samsung Electro-Mechanics Co. Ltd.	7,315	670,003
	Samsung Electronics Co. Ltd. (005930 KS)	320,573	11,448,854
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	573	512,244
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	4,405	3,995,335
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Engineering Co. Ltd.	76,812	$947,472
	Samsung Fire & Marine Insurance Co. Ltd.	9,460	2,469,026
*	Samsung Heavy Industries Co. Ltd.	72,700	646,478
*	Samsung Life Insurance Co. Ltd.	9,807	598,431
*	Samsung Pharmaceutical Co. Ltd.	8,786	8,786
	Samsung SDI Co. Ltd.	3,435	520,464
	Samsung SDS Co. Ltd.	4,715	389,836
	Samsung Securities Co. Ltd.	28,770	897,411
*	SAMT Co. Ltd.	10,436	18,790
	Samwha Capacitor Co. Ltd.	2,032	40,070
	Samwha Electric Co. Ltd.	664	17,296
	Samyang Corp.	593	18,324
	Samyang Foods Co. Ltd.	998	467,374
	Samyang Holdings Corp.	1,074	46,992
	Samyang Packaging Corp.	1,826	19,004
	Samyang Tongsang Co. Ltd.	207	6,882
	Samyoung Co. Ltd.	3,277	9,728
	Sangsin Energy Display Precision Co. Ltd.	2,574	12,568
	Saramin Co. Ltd.	2,216	26,663
	Satrec Initiative Co. Ltd.	231	7,140
*	SBI Investment Korea Co. Ltd.	18,153	9,554
*	SD Biosensor, Inc.	11,297	86,918
	SeAH Besteel Holdings Corp.	2,560	33,844
	SeAH Steel Corp.	387	36,627
	SeAH Steel Holdings Corp.	552	77,698
	Sebang Co. Ltd.	2,671	21,112
	Sebang Global Battery Co. Ltd.	743	41,269
	Seegene, Inc.	6,392	103,614
	Segyung Hitech Co. Ltd.	7,275	38,259
	Sejin Heavy Industries Co. Ltd.	3,584	21,834
*	Sekonix Co. Ltd.	2,406	9,611

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seobu T&D	7,366	$27,971
	Seohan Co. Ltd.	28,267	15,357
*	Seohee Construction Co. Ltd.	27,891	29,543
*	Seoul Auction Co. Ltd.	1,312	6,168
	Seoul Semiconductor Co. Ltd.	9,925	49,241
	Seoyon Co. Ltd.	2,977	13,898
	Seoyon E-Hwa Co. Ltd.	3,804	32,801
	SEWOONMEDICAL Co. Ltd.	3,371	5,649
	SFA Engineering Corp.	7,542	98,334
*	SFA Semicon Co. Ltd.	15,076	33,607
	SGC Energy Co. Ltd.	1,224	19,818
*	Shin Heung Energy & Electronics Co. Ltd.	3,770	11,822
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	17,403
	Shindaeyang Paper Co. Ltd.	4,560	18,138
	Shinhan Financial Group Co. Ltd. (055550 KS)	59,943	2,088,039
	Shinil Electronics Co. Ltd.	13,867	13,370
	Shinsegae International, Inc.	6,932	48,575
	Shinsegae, Inc.	1,903	173,305
*	Shinsung Delta Tech Co. Ltd.	4,388	276,919
*	Shinsung E&G Co. Ltd.	13,700	11,178
	Shinwon Corp.	20,628	20,008
	Shinyoung Securities Co. Ltd.	961	50,159
*	Showbox Corp.	8,954	17,951
*	Silicon2 Co. Ltd.	12,019	252,574
	Silla Co. Ltd.	1,575	9,061
*	SIMMTECH Co. Ltd.	3,120	26,156
	SIMPAC, Inc.	4,358	11,979
	Sindoh Co. Ltd.	1,472	39,151
*	Sinil Pharm Co. Ltd.	2,016	9,091
*	SK Biopharmaceuticals Co. Ltd.	9,583	713,133
*	SK Bioscience Co. Ltd.	2,682	89,885
	SK Chemicals Co. Ltd.	2,286	64,934
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Discovery Co. Ltd.	4,909	$118,001
*	SK Eternix Co. Ltd.	3,890	32,914
	SK Gas Ltd.	1,119	166,820
*Ω	SK IE Technology Co. Ltd.	3,498	54,917
*	SK oceanplant Co. Ltd.	2,702	22,508
	SK Securities Co. Ltd.	104,448	34,347
	SK Telecom Co. Ltd. (017670 KS)	6,199	236,053
*	SKC Co. Ltd.	2,773	295,960
	SL Corp.	4,193	91,914
	SM Entertainment Co. Ltd.	4,720	270,125
*	SMEC Co. Ltd.	12,738	32,683
	SNT Dynamics Co. Ltd.	2,696	42,936
	SNT Holdings Co. Ltd.	1,335	23,647
	S-Oil Corp.	15,594	652,331
	Solid, Inc.	17,755	97,155
*	SOLUM Co. Ltd.	15,138	195,581
	Solus Advanced Materials Co. Ltd.	3,812	26,137
	Songwon Industrial Co. Ltd.	5,440	46,312
	Soop Co. Ltd.	3,044	167,137
	Soulbrain Co. Ltd.	2,020	232,484
	Soulbrain Holdings Co. Ltd.	2,168	51,275
	SPC Samlip Co. Ltd.	1,041	33,484
	SPG Co. Ltd.	2,484	53,117
	ST Pharm Co. Ltd.	662	39,216
	Straffic Co. Ltd.	4,180	11,945
*	Studio Dragon Corp.	4,822	124,180
*	Sugentech, Inc.	2,106	9,518
*	Sung Kwang Bend Co. Ltd.	5,622	111,205
*	Sungchang Enterprise Holdings Ltd.	19,478	18,584
*	Sungeel Hitech Co. Ltd.	231	6,300
	Sungwoo Hitech Co. Ltd.	13,423	47,074
*	Sunny Electronics Corp.	5,903	8,793
*	Suprema, Inc.	1,181	19,920
*	SY Co. Ltd.	6,825	19,076
*	Synergy Innovation Co. Ltd.	5,017	9,852
*	Synopex, Inc.	15,827	63,542
*	Systems Technology, Inc.	2,490	35,402
	T&L Co. Ltd.	1,035	55,518

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taekwang Industrial Co. Ltd.	83	$35,882
	TAEKYUNG BK Co. Ltd.	5,136	15,952
*	Taewoong Co. Ltd.	2,925	24,486
	Taeyang Metal Industrial Co. Ltd.	9,366	18,680
*	Taihan Electric Wire Co. Ltd.	9,628	86,318
	TCC Steel	2,674	50,431
	TechWing, Inc.	5,914	181,467
*	Telcon RF Pharmaceutical, Inc.	1,383	4,348
	Telechips, Inc.	1,642	17,654
	TES Co. Ltd.	1,569	19,148
*	Theragen Etex Co. Ltd.	12,996	27,033
*	TK Chemical Corp.	18,770	19,314
	TK Corp.	4,663	70,931
	TKG Huchems Co. Ltd.	6,016	70,086
	TLB Co. Ltd.	759	6,978
	Tokai Carbon Korea Co. Ltd.	872	44,017
	Tongyang Life Insurance Co. Ltd.	12,025	38,244
	Tongyang, Inc.	46,058	22,202
*	Toptec Co. Ltd.	5,346	16,431
	Tovis Co. Ltd.	4,782	65,213
	TS Corp.	7,330	13,408
*	TS Nexgen Co. Ltd.	5,347	1,439
*	TSE Co. Ltd.	588	17,256
*	Tuksu Construction Co. Ltd.	2,777	12,839
	TYM Corp.	11,325	38,497
*	UBCare Co. Ltd.	3,061	7,166
	Ubivelox, Inc.	1,708	7,365
	Uju Electronics Co. Ltd.	1,295	18,649
*	Uni-Chem Co. Ltd.	21,092	19,769
	Unid Co. Ltd.	1,058	47,301
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	39,735
	Uniquest Corp.	3,582	15,274
*	Unison Co. Ltd.	11,710	6,370
	UniTest, Inc.	3,147	29,057
*	Unitrontech Co. Ltd.	2,869	10,783
	Value Added Technology Co. Ltd.	2,937	38,441
*	Viatron Technologies, Inc.	4,010	22,702
*	VICTEK Co. Ltd.	3,541	10,073
*††	Vidente Co. Ltd.	12,986	5,568
	Vieworks Co. Ltd.	1,715	24,958
*	Vina Tech Co. Ltd.	522	9,840
		Shares	Value»
SOUTH KOREA — (Continued)
*	VIOL Co. Ltd.	4,862	$27,238
	Vitzro Tech Co. Ltd.	2,270	11,753
*	Vitzrocell Co. Ltd.	4,594	78,342
*	VM, Inc.	3,810	19,298
*	VT Co. Ltd.	6,488	142,873
	Webzen, Inc.	5,138	48,700
	Whanin Pharmaceutical Co. Ltd.	2,615	21,185
	WiSoL Co. Ltd.	4,967	18,235
	Won Tech Co. Ltd.	16,450	62,266
*	Wonik Holdings Co. Ltd.	10,865	20,946
*	WONIK IPS Co. Ltd.	3,743	57,468
	Wonik Materials Co. Ltd.	1,797	22,109
	Wonik QnC Corp.	4,248	54,073
	Woojin, Inc.	2,166	11,570
*	Woongjin Co. Ltd.	11,317	7,031
*	Wooree Bio Co. Ltd.	4,851	8,913
	Woori Financial Group, Inc. (316140 KS)	178,328	1,961,986
	Woori Financial Group, Inc. (WF US), Sponsored ADR	773	25,277
*	Woori Technology Investment Co. Ltd.	10,762	54,123
*	Woori Technology, Inc.	22,299	31,765
*	Woosu AMS Co. Ltd.	11,985	24,654
	Worldex Industry & Trading Co. Ltd.	3,898	44,358
*	Wysiwyg Studios Co. Ltd.	6,944	6,222
	Y G-1 Co. Ltd.	3,502	12,194
*	YC Corp.	4,787	36,497
	Yesco Holdings Co. Ltd.	725	25,238
*	YG Entertainment, Inc.	2,791	95,401
*	YG PLUS	16,489	45,284
*	YMT Co. Ltd.	3,720	25,416
	Youlchon Chemical Co. Ltd.	1,214	25,408
	Young Poong Corp.	123	35,288
	Young Poong Precision Corp.	1,490	12,110
	Youngone Corp.	8,797	264,614
	Youngone Holdings Co. Ltd.	1,616	90,672
	Yuanta Securities Korea Co. Ltd.	27,085	49,700
	Yuhan Corp.	7,903	700,371

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	YuHwa Securities Co. Ltd.	6,972	$10,503
*	Yulho Co. Ltd.	6,937	6,183
*	Yungjin Pharmaceutical Co. Ltd.	16,046	22,240
*	Zeus Co. Ltd.	3,741	33,261
	Zinus, Inc.	2,986	43,868
TOTAL SOUTH KOREA			120,762,353
TAIWAN — (20.1%)
	104 Corp.	2,000	13,395
	91APP, Inc.	16,000	42,932
	Aaeon Technology, Inc.	4,199	14,726
	ABC Taiwan Electronics Corp.	19,210	11,407
	Abico Avy Co. Ltd.	36,021	36,541
#	Ability Enterprise Co. Ltd.	47,000	82,566
#	Ability Opto-Electronics Technology Co. Ltd.	10,200	61,759
	AcBel Polytech, Inc.	193,382	178,497
	Accton Technology Corp.	106,000	2,434,119
	Acer Cyber Security, Inc.	3,868	22,955
	Acer E-Enabling Service Business, Inc.	3,000	23,830
#	Acer, Inc.	1,074,000	1,206,314
*	ACES Electronic Co. Ltd.	25,764	48,612
*	Acon Holding, Inc.	48,041	19,241
	Acter Group Corp. Ltd.	35,518	488,823
	Action Electronics Co. Ltd.	52,000	27,098
#	ADATA Technology Co. Ltd.	92,027	212,858
	Addcn Technology Co. Ltd.	11,506	64,409
	Advanced Energy Solution Holding Co. Ltd.	10,000	361,549
	Advanced International Multitech Co. Ltd.	28,000	63,754
*	Advanced Optoelectronic Technology, Inc.	36,000	22,662
	Advanced Power Electronics Corp.	13,000	32,288
		Shares	Value»
TAIWAN — (Continued)
#	Advancetek Enterprise Co. Ltd.	98,000	$244,232
	Advantech Co. Ltd.	63,406	725,907
*	AEON Motor Co. Ltd.	9,000	7,974
	Aerospace Industrial Development Corp.	102,000	141,328
	AGV Products Corp.	138,000	48,898
	AIC, Inc.	1,000	10,397
	Airoha Technology Corp.	8,000	162,138
	Airtac International Group	24,532	639,710
	Alchip Technologies Ltd.	17,000	1,581,505
	Alexander Marine Co. Ltd.	4,217	24,627
*	Algoltek, Inc.	11,000	19,374
*	ALI Corp.	18,000	18,019
	All Ring Tech Co. Ltd.	6,000	77,038
	Allied Supreme Corp.	17,000	149,138
	Allis Electric Co. Ltd.	55,102	162,061
	Alltek Technology Corp.	79,475	79,694
	Alltop Technology Co. Ltd.	12,001	95,715
	Alpha Networks, Inc.	80,772	85,094
	Altek Corp.	77,620	86,337
	Amazing Microelectronic Corp.	18,295	45,902
	Ambassador Hotel	13,000	21,370
	AMPACS Corp.	20,000	25,108
	Ampire Co. Ltd.	28,000	27,001
	AMPOC Far-East Co. Ltd.	22,000	65,500
	AmTRAN Technology Co. Ltd.	170,425	92,604
*	Amulaire Thermal Technology, Inc.	16,883	15,241
	Anji Technology Co. Ltd.	14,278	17,147
	Anpec Electronics Corp.	17,000	86,007
	Aopen, Inc.	12,000	16,822
	AP Memory Technology Corp.	2,000	18,262
#	Apac Opto Electronics, Inc.	20,000	59,632
	Apacer Technology, Inc.	24,000	32,624
	APAQ Technology Co. Ltd.	5,000	19,018
	APCB, Inc.	35,000	16,666

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Apex Biotechnology Corp.	14,000	$13,165
	Apex Dynamics, Inc.	2,000	48,602
	Apex Science & Engineering	31,212	10,650
	Arcadyan Technology Corp.	31,805	171,963
	Argosy Research, Inc.	17,013	74,680
	ASE Technology Holding Co. Ltd.	365,000	1,894,534
	Asia Optical Co., Inc.	68,000	321,888
	Asia Polymer Corp.	90,295	39,647
	Asia Tech Image, Inc.	21,000	70,468
	Asia Vital Components Co. Ltd.	65,158	1,097,068
	ASIX Electronics Corp.	11,000	33,598
	ASMedia Technology, Inc.	6,000	362,123
	ASolid Technology Co. Ltd.	16,000	24,339
	ASPEED Technology, Inc.	11,600	1,223,445
	ASROCK, Inc.	13,000	90,517
	Asustek Computer, Inc.	142,000	2,584,753
	ATE Energy International Co. Ltd.	30,000	25,181
	Aten International Co. Ltd.	20,000	45,580
	Auden Techno Corp.	5,000	16,016
	Audix Corp.	21,000	42,679
#	AURAS Technology Co. Ltd.	14,000	259,605
	Aurora Corp.	17,000	32,835
	Avalue Technology, Inc.	11,000	30,166
	Avermedia Technologies	15,400	22,395
	Axiomtek Co. Ltd.	21,986	84,925
	Azurewave Technologies, Inc.	20,000	33,447
	Bafang Yunji International Co. Ltd.	5,000	22,892
	Bank of Kaohsiung Co. Ltd.	181,419	64,117
	Baolong International Co. Ltd.	14,000	5,867
	Basso Industry Corp.	23,000	29,322
	BenQ Materials Corp.	52,000	47,075
		Shares	Value»
TAIWAN — (Continued)
	BES Engineering Corp.	529,000	$167,428
	Bin Chuan Enterprise Co. Ltd.	29,000	48,893
	Bionime Corp.	5,000	10,119
	Bioteque Corp.	10,000	37,426
	Bizlink Holding, Inc.	33,077	625,973
	Bon Fame Co. Ltd.	8,000	20,684
	Bora Pharmaceuticals Co. Ltd.	11,896	289,169
	Brave C&H Supply Co. Ltd.	6,000	17,164
	Bright Led Electronics Corp.	27,000	18,097
	Brightek Optoelectronic Co. Ltd.	16,000	23,327
	Brighton-Best International Taiwan, Inc.	106,000	110,197
	Brillian Network & Automation Integrated System Co. Ltd.	6,000	39,490
#	Browave Corp.	9,000	45,216
	C Sun Manufacturing Ltd.	26,267	150,907
	Calitech Co. Ltd.	9,000	19,114
*	Caliway Biopharmaceuticals Co. Ltd.	5,000	105,808
*	Cameo Communications, Inc.	32,537	10,563
	Capital Futures Corp.	23,312	41,169
*	Career Technology MFG. Co. Ltd.	47,000	21,159
	Carnival Industrial Corp.	21,000	5,704
#	Castles Technology Co. Ltd.	20,430	50,604
	Caswell, Inc.	8,000	27,646
	Catcher Technology Co. Ltd.	151,000	906,878
	Cathay Chemical Works	14,000	21,517
	Cathay Financial Holding Co. Ltd.	1,014,188	2,044,886
	Cathay Real Estate Development Co. Ltd.	234,000	163,643
	Cayman Engley Industrial Co. Ltd.	8,000	8,391
	CCP Contact Probes Co. Ltd.	22,000	23,819

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Celxpert Energy Corp.	33,316	$37,526
	Cenra, Inc.	38,000	42,900
	Center Laboratories, Inc.	151,986	186,866
	Central Reinsurance Co. Ltd.	147,642	114,517
	Century Iron & Steel Industrial Co. Ltd.	64,000	310,928
	Chailease Holding Co. Ltd.	298,494	1,041,540
*	ChainQui Construction Development Co. Ltd.	34,700	16,541
	Champion Microelectronic Corp.	4,100	7,284
	Chang Hwa Commercial Bank Ltd.	579,841	320,192
	Chang Wah Electromaterials, Inc.	86,000	113,836
	Chang Wah Technology Co. Ltd.	63,000	65,248
	Channel Well Technology Co. Ltd.	43,000	101,819
	Chant Sincere Co. Ltd.	15,000	32,313
	CHC Healthcare Group	45,000	60,794
	CHC Resources Corp.	13,000	26,544
	Chen Full International Co. Ltd.	29,000	39,374
	Chenbro Micom Co. Ltd.	15,000	118,284
	Cheng Loong Corp.	189,000	111,265
*	Cheng Mei Materials Technology Corp.	141,065	59,161
	Cheng Uei Precision Industry Co. Ltd.	93,000	192,063
	Chia Chang Co. Ltd.	42,000	51,342
	Chia Hsin Cement Corp.	92,320	48,257
	Chicony Electronics Co. Ltd.	179,185	829,769
	Chicony Power Technology Co. Ltd.	43,055	164,854
		Shares	Value»
TAIWAN — (Continued)
	Chien Kuo Construction Co. Ltd.	35,200	$29,508
	Chien Shing Harbour Service Co. Ltd.	8,000	11,103
	China Bills Finance Corp.	222,000	101,844
	China Electric Manufacturing Corp.	63,900	28,952
#	China General Plastics Corp.	110,971	42,322
	China Glaze Co. Ltd.	40,000	23,179
*	China Man-Made Fiber Corp.	347,588	79,075
	China Metal Products	53,000	48,502
#	China Motor Corp.	77,200	188,906
#*	China Petrochemical Development Corp.	441,000	99,782
	China Steel Chemical Corp.	40,000	112,465
	China Steel Structure Co. Ltd.	4,000	6,210
	China Wire & Cable Co. Ltd.	21,000	22,188
	Ching Feng Home Fashions Co. Ltd.	36,495	32,595
*	Chip Hope Co. Ltd.	5,000	8,951
	Chlitina Holding Ltd.	17,513	57,668
	Chong Hong Construction Co. Ltd.	47,000	119,630
	Chroma ATE, Inc.	66,000	743,244
	Chun YU Works & Co. Ltd.	17,850	13,641
	Chun Yuan Steel Industry Co. Ltd.	155,000	84,535
#	Chung Hung Steel Corp.	257,000	150,947
	Chung Hwa Chemical Industrial Works Ltd.	21,000	17,812
	Chung Hwa Food Industrial Co. Ltd.	8,500	22,258
*	Chung Hwa Pulp Corp.	63,000	31,213
	Chung Lien Co. Ltd.	9,000	11,466
	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	870,782
	Chunghwa Telecom Co. Ltd. (2412 TT)	127,000	484,954
	Chyang Sheng Texing Co. Ltd.	15,000	11,347

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cleanaway Co. Ltd. (8422 TT)	18,000	$98,294
	Clevo Co.	138,000	213,609
	Collins Co. Ltd.	24,000	12,375
	Compal Electronics, Inc.	1,261,000	1,390,799
	Complex Micro Interconnection Co. Ltd.	10,000	12,249
	Compucase Enterprise	19,000	46,526
	Continental Holdings Corp.	111,000	99,725
	Contrel Technology Co. Ltd.	38,000	55,225
	Coremax Corp.	22,265	36,771
#	Coretronic Corp.	99,000	241,094
	Co-Tech Development Corp.	43,000	70,317
	Coxon Precise Industrial Co. Ltd.	18,000	9,305
	Creative Sensor, Inc.	15,300	22,374
*	CSBC Corp. Taiwan	96,000	43,959
	CTBC Financial Holding Co. Ltd.	2,261,000	2,691,234
	CTCI Advanced Systems, Inc.	2,000	10,259
	CTCI Corp.	179,000	215,401
	CTI Traffic Industries Co. Ltd.	1,000	3,546
	CviLux Corp.	25,000	37,113
	Cyberlink Corp.	13,000	38,158
	CyberPower Systems, Inc.	16,800	176,983
*	CyberTAN Technology, Inc.	111,000	101,519
	Cystech Electronics Corp.	3,150	8,723
	DA CIN Construction Co. Ltd.	84,600	141,897
	Dafeng TV Ltd.	10,000	15,846
	Dah San Electric Wire & Cable Co. Ltd.	10,000	17,849
	Da-Li Development Co. Ltd.	82,873	105,905
	Darfon Electronics Corp.	51,000	67,467
	Darwin Precisions Corp.	87,000	33,211
	Daxin Materials Corp.	23,000	155,277
	De Licacy Industrial Co. Ltd.	76,338	39,948
	Delpha Construction Co. Ltd.	40,000	47,810
		Shares	Value»
TAIWAN — (Continued)
	Delta Electronics, Inc.	106,000	$1,381,184
	Depo Auto Parts Ind Co. Ltd.	19,000	123,435
	DFI, Inc.	14,000	30,186
	Dimerco Data System Corp.	12,450	46,301
	Dimerco Express Corp.	60,104	147,585
	D-Link Corp.	181,920	128,540
	Donpon Precision, Inc.	27,000	26,908
	Dr. Wu Skincare Co. Ltd.	6,000	27,234
	Draytek Corp.	13,000	14,660
	Drewloong Precision, Inc.	3,000	13,827
*	Dyaco International, Inc.	30,427	29,039
	Dynamic Medical Technologies, Inc.	8,400	23,190
#	Dynapack International Technology Corp.	37,000	229,556
	E Ink Holdings, Inc.	60,000	503,613
	E.Sun Financial Holding Co. Ltd.	972,777	820,365
	Eastech Holding Ltd.	7,000	27,460
*	Eastern Media International Corp.	74,465	38,205
	Eclat Textile Co. Ltd.	26,000	414,231
	eCloudvalley Digital Technology Co. Ltd.	8,000	27,998
*	Edimax Technology Co. Ltd.	46,000	39,644
	Edison Opto Corp.	30,619	22,249
	Edom Technology Co. Ltd.	44,000	38,010
	eGalax_eMPIA Technology, Inc.	19,032	23,285
	Elan Microelectronics Corp.	80,100	360,507
	E-Lead Electronic Co. Ltd.	13,328	23,573
	E-LIFE MALL Corp.	20,000	47,979
*	Elite Advanced Laser Corp.	25,600	255,739
	Elite Material Co. Ltd.	82,000	1,505,190
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	103,970
	Elitegroup Computer Systems Co. Ltd.	88,000	59,194
	eMemory Technology, Inc.	16,000	1,579,193

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	44,000	$35,762
	ENE Technology, Inc.	14,000	18,291
	Ennoconn Corp.	43,464	374,348
	Eris Technology Corp.	4,844	30,039
	Eson Precision Ind Co. Ltd.	32,000	56,458
	Eternal Materials Co. Ltd.	260,224	223,096
	Eurocharm Holdings Co. Ltd.	6,000	36,727
	Ever Supreme Bio Technology Co. Ltd.	7,400	40,241
	Evergreen Aviation Technologies Corp.	29,000	91,602
	Evergreen International Storage & Transport Corp.	116,000	106,010
	Evergreen Marine Corp. Taiwan Ltd.	70,800	439,161
	EVERGREEN Steel Corp.	49,000	131,260
	Everlight Chemical Industrial Corp.	165,000	106,213
#	Everlight Electronics Co. Ltd.	117,000	292,328
	Evertop Wire Cable Corp.	33,000	18,281
	Excel Cell Electronic Co. Ltd.	15,000	9,751
	Excellence Opto, Inc.	15,000	11,551
	Excelsior Medical Co. Ltd.	22,692	59,611
	Far Eastern Department Stores Ltd.	142,000	95,459
	Far Eastern International Bank	335,205	137,152
	Far Eastern New Century Corp.	352,000	333,420
	Far EasTone Telecommunications Co. Ltd.	153,000	410,255
	Faraday Technology Corp.	61,621	408,303
	Farglory F T Z Investment Holding Co. Ltd.	24,580	31,563
		Shares	Value»
TAIWAN — (Continued)
#	Farglory Land Development Co. Ltd.	104,000	$235,811
	Feedback Technology Corp.	12,960	47,676
	Feng Hsin Steel Co. Ltd.	68,000	137,868
	Feng TAY Enterprise Co. Ltd.	86,048	342,155
	FineTek Co. Ltd.	4,080	22,679
	Firich Enterprises Co. Ltd.	35,000	32,732
*	First Copper Technology Co. Ltd.	34,000	38,282
	First Financial Holding Co. Ltd.	1,480,713	1,249,498
	First Hotel	33,000	14,906
	First Insurance Co. Ltd.	69,000	53,052
*	First Steamship Co. Ltd.	121,000	26,000
	FIT Holding Co. Ltd.	46,000	82,403
	Fitipower Integrated Technology, Inc.	30,450	207,831
	FLEXium Interconnect, Inc.	93,000	180,395
	Flytech Technology Co. Ltd.	26,000	73,446
	FocalTech Systems Co. Ltd.	81,000	186,947
	Forcecon Tech Co. Ltd.	19,285	79,782
*	Forest Water Environment Engineering Co. Ltd.	9,938	11,344
	Formosa Chemicals & Fibre Corp.	341,000	290,445
*	Formosa Electronic Industries, Inc.	20,000	20,702
	Formosa International Hotels Corp.	14,000	83,694
	Formosa Oilseed Processing Co. Ltd.	11,400	15,877
	Formosa Optical Technology Co. Ltd.	7,000	23,631
	Formosa Plastics Corp.	149,000	163,690
	Formosan Rubber Group, Inc.	74,700	58,876
	Formosan Union Chemical	115,000	71,405

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fortune Electric Co. Ltd.	26,200	$443,223
	Fositek Corp.	6,000	128,017
	Founding Construction & Development Co. Ltd.	75,000	44,591
	Foxconn Technology Co. Ltd.	148,000	350,638
	Foxsemicon Integrated Technology, Inc.	22,150	204,626
	Froch Enterprise Co. Ltd.	19,000	9,509
#	FSP Technology, Inc.	40,000	79,154
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	17,901
	Fu Hua Innovation Co. Ltd.	107,758	104,869
	Fubon Financial Holding Co. Ltd.	921,630	2,581,657
	Fulgent Sun International Holding Co. Ltd.	46,868	199,533
*	Full Wang International Development Co. Ltd.	18,000	22,333
	Fullerton Technology Co. Ltd.	26,000	18,291
	Fusheng Precision Co. Ltd.	21,000	209,059
	G Shank Enterprise Co. Ltd.	36,004	92,140
	Gallant Micro Machining Co. Ltd.	1,000	16,559
	Gamania Digital Entertainment Co. Ltd.	37,000	85,463
#*	GCS Holdings, Inc.	20,000	85,128
	GEM Services, Inc.	12,100	25,783
	Gemtek Technology Corp.	109,000	107,458
*	General Interface Solution Holding Ltd.	64,000	101,219
	General Plastic Industrial Co. Ltd.	24,000	24,983
	Generalplus Technology, Inc.	19,000	30,147
	Genesys Logic, Inc.	5,000	26,161
#	Genius Electronic Optical Co. Ltd.	23,634	319,864
		Shares	Value»
TAIWAN — (Continued)
	Genmont Biotech, Inc.	13,000	$7,937
	Genovate Biotechnology Co. Ltd.	21,630	15,753
	GeoVision, Inc.	21,360	36,266
#	Getac Holdings Corp.	97,000	349,117
	GFC Ltd.	10,000	31,431
	Gigabyte Technology Co. Ltd.	140,000	1,058,535
*	Gigasolar Materials Corp.	9,265	19,804
*	Gigastorage Corp.	97,000	40,040
	Global Lighting Technologies, Inc.	21,000	35,742
	Global PMX Co. Ltd.	6,000	18,792
	Global Unichip Corp.	27,000	1,070,570
	Globaltek Fabrication Co. Ltd.	9,000	19,267
	Globe Union Industrial Corp.	61,138	25,893
	Gloria Material Technology Corp.	111,000	163,273
*	Glotech Industrial Corp.	30,000	10,847
*	GlycoNex, Inc.	14,000	10,129
#	GMI Technology, Inc.	26,247	40,609
	Golden Long Teng Development Co. Ltd.	20,000	16,363
	Goldsun Building Materials Co. Ltd.	216,000	290,625
	Good Will Instrument Co. Ltd.	27,000	35,427
	Gordon Auto Body Parts	22,000	24,942
	Gourmet Master Co. Ltd.	12,208	38,451
	Grand Fortune Securities Co. Ltd.	115,000	43,508
*	Grand Pacific Petrochemical	191,145	65,639
#	Grand Process Technology Corp.	5,000	220,383
	GrandTech CG Systems, Inc.	12,272	20,509
	Grape King Bio Ltd.	31,000	137,480
	Great China Metal Industry	55,000	38,686
#	Great Taipei Gas Co. Ltd.	149,000	137,853
	Great Tree Pharmacy Co. Ltd.	24,843	112,681
	Green World FinTech Service Co. Ltd.	20,000	38,494

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Group Up Industrial Co. Ltd.	4,000	$27,067
	GTM Holdings Corp.	43,000	45,035
	Gudeng Precision Industrial Co. Ltd.	11,393	162,623
	Hanpin Electron Co. Ltd.	23,000	39,395
	Harvatek Corp.	45,000	28,995
	Heran Co. Ltd.	12,000	37,520
	Hey Song Corp.	74,000	92,403
	Hi-Clearance, Inc.	8,592	37,237
	Highlight Tech Corp.	18,266	27,452
	Highwealth Construction Corp.	260,114	335,810
	Hi-Lai Foods Co. Ltd.	3,000	13,908
	HIM International Music, Inc.	10,000	35,316
	Hiroca Holdings Ltd.	23,000	19,335
	Hitron Technology, Inc.	25,080	21,674
	Hiwin Technologies Corp.	38,350	339,647
	Hiyes International Co. Ltd.	6,487	34,620
	Ho Tung Chemical Corp.	324,000	79,411
	Hocheng Corp.	66,420	32,849
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	21,786
	Holy Stone Enterprise Co. Ltd.	37,350	98,705
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	5,535,064
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	28,490
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	63,324
	Honey Hope Honesty Enterprise Co. Ltd.	22,000	20,824
	Hong Ho Precision Textile Co. Ltd.	16,000	18,735
	Hong Pu Real Estate Development Co. Ltd.	73,000	69,374
	Hong TAI Electric Industrial	70,000	65,791
#	Hotai Finance Co. Ltd.	73,080	178,131
	Hotai Motor Co. Ltd.	34,600	634,589
		Shares	Value»
TAIWAN — (Continued)
#*	Hotron Precision Electronic Industrial Co. Ltd.	34,000	$27,892
	Hsin Kuang Steel Co. Ltd.	34,000	48,740
	Hsin Yung Chien Co. Ltd.	11,620	32,037
#*	HTC Corp.	182,000	324,069
	HUA ENG Wire & Cable Co. Ltd.	90,000	69,528
	Hua Jung Components Co. Ltd.	38,000	18,343
	Hua Nan Financial Holdings Co. Ltd.	1,125,894	957,785
	Hua Yu Lien Development Co. Ltd.	13,000	46,410
	Huaku Development Co. Ltd.	110,500	372,423
	Huang Hsiang Construction Corp.	33,000	62,993
	Huikwang Corp.	18,000	16,124
	Hung Ching Development & Construction Co. Ltd.	47,000	51,081
	Hung Sheng Construction Ltd.	128,592	92,743
	Huxen Corp.	10,000	15,218
	Hwacom Systems, Inc.	17,000	10,563
#	Hwang Chang General Contractor Co. Ltd.	22,860	54,362
	Ibase Technology, Inc.	10,000	20,291
	IBF Financial Holdings Co. Ltd.	747,852	328,608
	Ichia Technologies, Inc.	62,000	68,647
	I-Chiun Precision Industry Co. Ltd.	26,013	81,162
*	Ideal Bike Corp.	35,000	8,640
	IEI Integration Corp.	41,220	96,001
	Inergy Technology, Inc.	8,000	21,323
	Infortrend Technology, Inc.	56,000	52,434
	Info-Tek Corp.	24,000	29,436
	Innodisk Corp.	20,875	129,249
	Inpaq Technology Co. Ltd.	21,424	51,682
	Insyde Software Corp.	16,800	202,551
	Intai Technology Corp.	6,000	20,683

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Integrated Service Technology, Inc.	14,000	$56,530
	Interactive Digital Technologies, Inc.	5,000	12,652
#*	International CSRC Investment Holdings Co.	218,220	84,239
#	International Games System Co. Ltd.	73,000	2,085,652
#	Inventec Corp.	713,000	1,051,042
	Iron Force Industrial Co. Ltd.	12,296	34,836
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	38,946
	ITE Technology, Inc.	42,000	179,823
	ITEQ Corp.	59,822	132,284
	Jarllytec Co. Ltd.	18,000	89,328
	Jean Co. Ltd.	50,028	37,827
	Jentech Precision Industrial Co. Ltd.	14,098	583,459
	Jetwell Computer Co. Ltd.	5,000	23,895
	Jia Wei Lifestyle, Inc.	7,619	16,092
	Jih Lin Technology Co. Ltd.	16,000	24,240
*	Ji-Haw Industrial Co. Ltd.	14,000	7,846
	JMC Electronics Co. Ltd.	7,000	7,608
	Johnson Chemical Pharmaceutical Works Corp.	5,000	10,806
	Johnson Health Tech Co. Ltd.	21,000	120,100
#	JPC connectivity, Inc.	27,000	109,326
#	JSL Construction & Development Co. Ltd.	41,854	115,722
	Kaimei Electronic Corp.	15,120	31,237
	Kaori Heat Treatment Co. Ltd.	16,000	141,186
	Kaulin Manufacturing Co. Ltd.	23,000	9,475
	Kedge Construction Co. Ltd.	17,063	36,316
	KEE TAI Properties Co. Ltd.	102,515	43,578
	Kenda Rubber Industrial Co. Ltd.	144,000	116,151
	Kerry TJ Logistics Co. Ltd.	47,000	55,455
	Keystone Microtech Corp.	4,000	57,959
	KGI Financial Holding Co. Ltd.	2,432,019	1,271,327
		Shares	Value»
TAIWAN — (Continued)
	KHGEARS International Ltd.	5,420	$34,290
	Kindom Development Co. Ltd.	141,900	219,237
	King Slide Works Co. Ltd.	10,000	452,966
	King's Town Bank Co. Ltd.	204,000	316,771
*	King's Town Construction Co. Ltd.	27,000	49,984
	Kingstate Electronics Corp.	8,000	10,349
	Kinik Co.	16,000	145,085
	Kinko Optical Co. Ltd.	35,163	28,257
	Kinpo Electronics	312,000	233,686
	Kinsus Interconnect Technology Corp.	49,000	142,728
	KMC Kuei Meng International, Inc.	16,250	62,587
	KNH Enterprise Co. Ltd.	45,000	26,957
	Ko Ja Cayman Co. Ltd.	9,606	12,361
	KS Terminals, Inc.	32,000	70,966
	Kung Long Batteries Industrial Co. Ltd.	12,000	55,287
#*	Kung Sing Engineering Corp.	137,500	42,946
	Kuo Toong International Co. Ltd.	68,248	110,428
	Kuo Yang Construction Co. Ltd.	57,549	36,045
	Kwong Lung Enterprise Co. Ltd.	24,000	42,677
#	L&K Engineering Co. Ltd.	57,390	427,104
	La Kaffa International Co. Ltd.	6,000	17,332
	Lang, Inc.	9,000	12,341
	Lanner Electronics, Inc.	25,143	73,457
	Largan Precision Co. Ltd. (3008 TT)	11,000	908,998
#	Laser Tek Taiwan Co. Ltd.	31,350	53,121
	Laster Tech Corp. Ltd.	29,579	29,152
*	Leader Electronics, Inc.	69,000	29,776
	LEE CHI Enterprises Co. Ltd.	63,000	25,067
	Lelon Electronics Corp.	23,832	73,327

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lemtech Holdings Co. Ltd.	4,138	$17,875
	Leo Systems, Inc.	12,000	10,915
*	Leofoo Development Co. Ltd.	23,000	13,021
	Lian HWA Food Corp.	22,832	101,778
	Lida Holdings Ltd.	10,000	7,009
	Lien Hwa Industrial Holdings Corp.	204,783	307,845
	Lite-On Technology Corp.	247,000	808,369
	Liton Technology Corp.	23,000	30,546
*	Long Bon International Co. Ltd.	21,000	12,092
	Long Da Construction & Development Corp.	91,000	89,612
*	Longchen Paper & Packaging Co. Ltd.	215,583	73,110
	Longwell Co.	23,000	53,978
	Lotes Co. Ltd.	19,097	1,075,977
	Lotus Pharmaceutical Co. Ltd.	39,000	304,113
	Lu Hai Holding Corp.	8,084	7,247
	Lumax International Corp. Ltd.	29,000	94,853
*	Lung Yen Life Service Corp.	46,000	74,001
#	M31 Technology Corp.	2,640	50,550
	Macauto Industrial Co. Ltd.	17,000	29,234
	Macnica Galaxy, Inc.	8,000	17,689
	Macroblock, Inc.	10,000	22,722
	Makalot Industrial Co. Ltd.	59,263	627,346
	Marketech International Corp.	25,000	112,725
	Materials Analysis Technology, Inc.	14,725	109,166
	Mechema Chemicals International Corp.	18,000	33,949
*	Medeon Biodesign, Inc.	2,771	3,165
	MediaTek, Inc.	153,000	6,625,975
	Mega Financial Holding Co. Ltd.	425,203	500,023
*	Megaforce Co. Ltd.	16,000	18,893
#	Meiloon Industrial Co.	42,600	33,378
	Mercuries & Associates Holding Ltd.	117,593	57,556
		Shares	Value»
TAIWAN — (Continued)
	Mercuries Data Systems Ltd.	13,000	$9,960
*	Mercuries Life Insurance Co. Ltd.	933,669	184,510
	Merida Industry Co. Ltd.	43,000	204,312
	Merry Electronics Co. Ltd.	61,218	195,472
	METAAGE Corp.	30,000	51,234
*	Metatech AP, Inc.	4,000	6,082
*	Microbio Co. Ltd.	76,649	73,565
	Micro-Star International Co. Ltd.	233,000	1,275,289
	Mildef Crete, Inc.	10,000	25,127
	MIN AIK Technology Co. Ltd.	35,000	24,320
	Mitac Holdings Corp.	247,073	539,748
*	Mobiletron Electronics Co. Ltd.	18,000	21,586
#	momo.com, Inc.	34,234	367,788
*	MOSA Industrial Corp.	22,723	14,934
	Motech Industries, Inc.	72,000	44,935
	MPI Corp.	22,000	572,449
	MSSCORPS Co. Ltd.	6,480	32,707
	Munsin Garment Corp.	9,000	14,081
	Nak Sealing Technologies Corp.	9,000	31,225
	Nan Liu Enterprise Co. Ltd.	5,000	9,971
	Nan Pao Resins Chemical Co. Ltd.	23,000	225,373
*	Nan Ren Lake Leisure Amusement Co. Ltd.	47,000	19,896
	Nan Ya Plastics Corp.	363,000	354,891
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	15,212
	Nantex Industry Co. Ltd.	99,200	100,621
	National Aerospace Fasteners Corp.	6,000	17,605
	National Petroleum Co. Ltd.	22,000	42,588
	Netronix, Inc.	11,000	41,646

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	New Asia Construction & Development Corp.	34,000	$17,712
	New Best Wire Industrial Co. Ltd.	18,000	16,334
	Nexcom International Co. Ltd.	30,000	49,499
	Nichidenbo Corp.	48,000	97,273
	Nidec Chaun-Choung Technology Corp.	5,000	26,997
	Nien Hsing Textile Co. Ltd.	44,000	25,941
	Nien Made Enterprise Co. Ltd.	25,000	328,183
	Niko Semiconductor Co. Ltd.	19,836	27,507
	Nishoku Technology, Inc.	10,000	44,177
	Nova Technology Corp.	12,000	93,654
#	Novatek Microelectronics Corp.	109,000	1,712,942
#	Nuvoton Technology Corp.	48,000	132,471
	O-Bank Co. Ltd.	259,507	78,320
	Ocean Plastics Co. Ltd.	70,000	75,869
	OK Biotech Co. Ltd.	43,928	26,828
*	Oneness Biotech Co. Ltd.	12,248	29,329
	Orient Europharma Co. Ltd.	7,000	10,397
	Orient Semiconductor Electronics Ltd.	112,000	112,466
	Oriental Union Chemical Corp.	134,000	60,265
	O-TA Precision Industry Co. Ltd.	12,000	25,707
	Pacific Construction Co.	73,000	24,956
	Pacific Hospital Supply Co. Ltd.	13,000	37,430
*	Paiho Shih Holdings Corp.	43,178	33,685
	Pan Asia Chemical Corp.	40,613	16,861
	Pan German Universal Motors Ltd.	5,000	45,134
	Pan Jit International, Inc.	83,900	121,537
	Pan-International Industrial Corp.	83,000	101,601
	Panion & BF Biotech, Inc.	16,563	41,334
		Shares	Value»
TAIWAN — (Continued)
	Parade Technologies Ltd.	17,000	$359,926
*	Paragon Technologies Co. Ltd.	23,248	15,561
	Parpro Corp.	18,000	18,121
*	PChome Online, Inc.	42,983	55,354
	PCL Technologies, Inc.	8,297	36,792
	P-Duke Technology Co. Ltd.	11,579	32,605
	Pegatron Corp.	452,000	1,315,128
	Pegavision Corp.	6,000	67,161
	PharmaEngine, Inc.	14,000	40,997
*	PharmaEssentia Corp.	19,703	410,007
*	Phihong Technology Co. Ltd.	97,000	104,104
#	Phison Electronics Corp.	52,000	739,924
*	Phytohealth Corp.	53,000	26,315
	Pixart Imaging, Inc.	31,000	225,887
	Planet Technology Corp.	17,000	77,799
	Polytronics Technology Corp.	22,423	38,273
	Posiflex Technology, Inc.	8,000	80,812
	Pou Chen Corp.	278,000	308,310
	Power Wind Health Industry, Inc.	7,000	24,175
	Powertech Technology, Inc.	232,000	805,262
	Poya International Co. Ltd.	8,456	124,972
	President Chain Store Corp.	88,000	694,409
	President Securities Corp.	229,604	181,745
#	Primax Electronics Ltd.	99,000	245,178
	Prince Housing & Development Corp.	286,000	88,125
	Princeton Technology Corp.	12,000	5,641
	Pro Hawk Corp.	5,000	24,600
	Promate Electronic Co. Ltd.	37,000	87,017
	PSS Co. Ltd.	7,000	25,643
	Qisda Corp.	394,000	415,698
	QST International Corp.	13,000	24,022
	Qualipoly Chemical Corp.	32,000	47,751
	Quang Viet Enterprise Co. Ltd.	16,000	47,993

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Quanta Computer, Inc.	200,000	$1,585,626
	Quanta Storage, Inc.	66,000	201,198
*	Quintain Steel Co. Ltd.	41,000	13,621
	Radiant Opto-Electronics Corp.	103,000	626,363
	Radium Life Tech Co. Ltd.	187,248	59,648
	Rafael Microelectronics, Inc.	1,607	7,508
#	Raydium Semiconductor Corp.	15,000	175,862
*	RDC Semiconductor Co. Ltd.	3,000	17,783
	Realtek Semiconductor Corp.	63,000	1,037,666
	ReaLy Development&Construction Corp.	11,000	13,679
	Rechi Precision Co. Ltd.	86,000	70,408
	Rexon Industrial Corp. Ltd.	39,000	37,100
	Rich Development Co. Ltd.	235,870	69,618
	Richmond International Travel & Tours Co. Ltd.	4,000	12,601
*	Right WAY Industrial Co. Ltd.	22,000	8,194
*	RiTdisplay Corp.	11,000	13,618
*	Ritek Corp.	176,099	71,434
	Rodex Fasteners Corp.	12,000	13,446
	Ruentex Development Co. Ltd.	290,000	369,865
#	Ruentex Engineering & Construction Co.	34,216	158,709
	Ruentex Industries Ltd.	159,784	334,654
	Run Long Construction Co. Ltd.	156,000	169,179
	Sakura Development Co. Ltd.	74,850	121,061
	Sampo Corp.	77,800	66,428
	San Fang Chemical Industry Co. Ltd.	65,000	74,877
		Shares	Value»
TAIWAN — (Continued)
	San Far Property Ltd.	55,003	$34,795
	San Fu Chemical Co. Ltd.	3,000	11,171
	San Shing Fastech Corp.	22,000	36,736
	Sanitar Co. Ltd.	17,000	21,972
	Sanyang Motor Co. Ltd.	121,000	258,264
	Savior Lifetec Corp.	45,000	27,485
	SCI Pharmtech, Inc.	9,000	23,526
	Scientech Corp.	10,000	111,327
	ScinoPharm Taiwan Ltd.	25,000	16,994
	SciVision Biotech, Inc.	6,000	22,132
	SDI Corp.	19,000	52,902
	Sea & Land Integrated Corp.	22,100	16,513
	Sea Sonic Electronics Co. Ltd.	8,000	16,804
	Securitag Assembly Group Co. Ltd.	4,000	12,288
	Senao International Co. Ltd.	33,000	32,814
	Senao Networks, Inc.	8,141	44,669
	Sensortek Technology Corp.	7,000	49,455
	Sercomm Corp.	70,000	265,016
	Sesoda Corp.	56,680	64,362
	Shanghai Commercial & Savings Bank Ltd.	848,856	1,090,319
	Sharehope Medicine Co. Ltd.	40,405	34,681
	Sheh Fung Screws Co. Ltd.	6,000	9,318
	Sheng Yu Steel Co. Ltd.	41,000	30,152
	ShenMao Technology, Inc.	30,000	59,783
	Shieh Yih Machinery Industry Co. Ltd.	20,000	19,639
	Shih Her Technologies, Inc.	11,000	46,126
	Shihlin Electric & Engineering Corp.	52,000	292,673
	Shin Hsiung Natural Gas Co. Ltd.	13,771	19,280
*	Shin Kong Financial Holding Co. Ltd.	3,482,629	1,296,878
	Shin Ruenn Development Co. Ltd.	18,236	32,344

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Shin Natural Gas Co.	7,000	$8,397
	Shin Zu Shing Co. Ltd.	51,459	327,993
	Shinih Enterprise Co. Ltd.	17,000	10,415
*	Shining Building Business Co. Ltd.	102,206	32,368
	Shinkong Insurance Co. Ltd.	85,000	268,607
	Shinkong Synthetic Fibers Corp.	339,000	155,372
	Shinkong Textile Co. Ltd.	29,000	37,897
	Shiny Brands Group Co. Ltd.	3,000	13,458
	Shiny Chemical Industrial Co. Ltd.	27,498	129,050
*	Shun On Electronic Co. Ltd.	13,000	10,769
#	Shuttle, Inc.	106,000	61,663
	Sigurd Microelectronics Corp.	126,438	267,909
	Silergy Corp.	47,000	546,141
	Silicon Integrated Systems Corp.	54,000	100,149
#	Silicon Power Computer & Communications, Inc.	21,000	19,930
	Simplo Technology Co. Ltd.	54,000	655,545
	Sinbon Electronics Co. Ltd.	50,000	397,706
	Sinher Technology, Inc.	11,000	10,768
	Sinmag Equipment Corp.	11,000	51,508
	Sinon Corp.	130,000	175,915
	SinoPac Financial Holdings Co. Ltd.	977,327	672,713
	Sinopower Semiconductor, Inc.	5,500	15,953
	Sinphar Pharmaceutical Co. Ltd.	24,840	23,376
	Sinyi Realty, Inc.	81,965	69,900
	Sirtec International Co. Ltd.	25,200	23,106
	Sitronix Technology Corp.	37,000	233,981
	Siward Crystal Technology Co. Ltd.	33,000	24,341
		Shares	Value»
TAIWAN — (Continued)
	Soft-World International Corp.	16,000	$59,978
	Solar Applied Materials Technology Corp.	151,711	276,261
	Solteam, Inc.	20,264	32,705
*	Solytech Enterprise Corp.	27,000	10,257
	Song Shang Electronics Co. Ltd.	17,000	12,956
	Sonix Technology Co. Ltd.	35,000	43,221
	Southeast Cement Co. Ltd.	17,000	10,304
	Speed Tech Corp.	20,000	31,430
#	Sporton International, Inc.	33,402	205,504
	Sports Gear Co. Ltd.	11,000	45,291
	St. Shine Optical Co. Ltd.	12,000	69,145
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	37,451
	Standard Foods Corp.	107,000	114,077
	Stark Technology, Inc.	27,000	118,651
*	Sun Yad Construction Co. Ltd.	58,933	24,328
	Sunflex Tech Co. Ltd.	22,000	16,877
	Sunfun Info Co. Ltd.	60,450	62,649
	Sunjuice Holdings Co. Ltd.	3,000	11,838
*	Sunko INK Co. Ltd.	64,750	29,931
	SunMax Biotechnology Co. Ltd.	6,000	50,223
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	137,879
	Sunplus Innovation Technology, Inc.	6,000	26,138
*	Sunplus Technology Co. Ltd.	118,000	100,528
	Sunrex Technology Corp.	28,000	52,612
	Sunspring Metal Corp.	27,540	26,029
	Superalloy Industrial Co. Ltd.	13,000	23,347
	Superior Plating Technology Co. Ltd.	6,000	11,079
#	Supreme Electronics Co. Ltd.	215,025	392,639

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Swancor Holding Co. Ltd.	26,000	$67,852
	Sweeten Real Estate Development Co. Ltd.	46,961	43,468
	Symtek Automation Asia Co. Ltd.	6,242	42,061
	Syncmold Enterprise Corp.	22,500	65,139
	Syngen Biotech Co. Ltd.	4,000	14,967
	Synmosa Biopharma Corp.	56,400	57,764
	Synnex Technology International Corp.	413,000	887,670
	Syscom Computer Engineering Co.	7,000	12,033
	Systex Corp.	50,000	195,389
	T3EX Global Holdings Corp.	29,000	67,252
	TA Chen Stainless Pipe	511,801	529,422
	Ta Ya Electric Wire & Cable	108,811	135,512
	Tah Hsin Industrial Corp.	12,870	26,778
	TA-I Technology Co. Ltd.	26,750	36,404
#*	Tai Tung Communication Co. Ltd.	53,385	36,079
	Taichung Commercial Bank Co. Ltd.	825,920	474,431
	TaiDoc Technology Corp.	25,000	108,793
#	Taiflex Scientific Co. Ltd.	53,838	73,797
	Taimide Tech, Inc.	27,000	54,841
	Tainan Enterprises Co. Ltd.	33,000	34,609
	Tainan Spinning Co. Ltd.	158,000	65,938
*	Tainergy Tech Co. Ltd.	25,000	9,511
	Tai-Saw Technology Co. Ltd.	29,000	20,404
#	Taishin Financial Holding Co. Ltd.	1,387,954	736,738
	TaiSol Electronics Co. Ltd.	22,000	39,626
*	Taisun Enterprise Co. Ltd.	60,000	35,564
	Taita Chemical Co. Ltd.	83,945	34,039
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	47,457
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Business Bank	1,198,439	$547,462
	Taiwan Chelic Corp. Ltd.	7,000	8,250
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	29,486
	Taiwan Cooperative Financial Holding Co. Ltd.	546,762	405,387
	Taiwan Environment Scientific Co. Ltd.	18,000	14,272
	Taiwan Fertilizer Co. Ltd.	80,000	126,824
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	64,815
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	71,057
#*	Taiwan Glass Industry Corp.	159,000	80,736
	Taiwan High Speed Rail Corp.	260,000	215,989
	Taiwan Hon Chuan Enterprise Co. Ltd.	75,645	370,680
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	69,653
††	Taiwan Land Development Corp.	134,000	2,057
	Taiwan Mask Corp.	46,000	67,476
	Taiwan Mobile Co. Ltd.	262,000	879,597
	Taiwan Paiho Ltd.	37,000	75,272
	Taiwan PCB Techvest Co. Ltd.	67,000	68,691
	Taiwan Sakura Corp.	29,000	73,412
	Taiwan Sanyo Electric Co. Ltd.	25,000	29,396
	Taiwan Secom Co. Ltd.	93,000	348,540
	Taiwan Semiconductor Co. Ltd.	48,000	76,649
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,246,000	41,582,864
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	83,594	17,497,896
	Taiwan Shin Kong Security Co. Ltd.	76,500	95,629

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Styrene Monomer	164,000	$50,411
	Taiwan Surface Mounting Technology Corp.	67,000	211,180
	Taiwan Taxi Co. Ltd.	6,615	25,795
*	Taiwan TEA Corp.	162,000	94,654
#	Taiwan Union Technology Corp.	73,000	361,379
#*	Tatung Co. Ltd.	351,000	464,406
*	TBI Motion Technology Co. Ltd.	11,000	16,740
	TCI Co. Ltd.	25,877	90,865
	Te Chang Construction Co. Ltd.	12,000	22,628
#	Teco Electric & Machinery Co. Ltd.	304,000	492,782
	Tehmag Foods Corp.	6,400	62,072
	Tera Autotech Corp.	22,701	17,566
	Test Research, Inc.	36,000	135,890
	Test Rite International Co. Ltd.	53,000	32,581
	Thermaltake Technology Co. Ltd.	15,000	15,365
	Thinking Electronic Industrial Co. Ltd.	17,000	84,025
	Thye Ming Industrial Co. Ltd.	36,000	72,194
	Tofu Restaurant Co. Ltd.	1,120	8,076
	Ton Yi Industrial Corp.	297,000	135,877
	Tong Hsing Electronic Industries Ltd.	51,857	196,674
	Tong Yang Industry Co. Ltd.	61,000	199,417
	Tong-Tai Machine & Tool Co. Ltd.	60,000	51,677
	Top Union Electronics Corp.	21,481	20,499
	Topco Scientific Co. Ltd.	55,040	482,428
	Topco Technologies Corp.	18,000	37,476
	Topkey Corp.	17,000	105,294
	Topoint Technology Co. Ltd.	35,000	34,923
	Toung Loong Textile Manufacturing	14,000	8,368
#*	TPK Holding Co. Ltd.	89,000	101,234
		Shares	Value»
TAIWAN — (Continued)
	Trade-Van Information Services Co.	16,000	$44,764
#	Transcend Information, Inc.	59,000	154,424
	Transcom, Inc.	13,840	51,745
	Trusval Technology Co. Ltd.	2,000	10,436
	Tsann Kuen Enterprise Co. Ltd.	13,331	12,243
	TSC Auto ID Technology Co. Ltd.	9,128	57,679
	TSRC Corp.	104,000	64,534
	Ttet Union Corp.	6,000	26,583
	TTFB Co. Ltd.	3,326	20,518
	TTY Biopharm Co. Ltd.	42,000	96,399
*	Tul Corp.	12,000	25,747
	Tung Ho Steel Enterprise Corp.	114,270	236,233
	Tung Thih Electronic Co. Ltd.	9,900	25,413
	TURVO International Co. Ltd.	13,000	87,613
	TXC Corp.	80,000	237,475
	TYC Brother Industrial Co. Ltd.	39,000	75,424
	Tycoons Group Enterprise	72,388	19,455
	TZE Shin International Co. Ltd.	29,000	19,183
	Ubright Optronics Corp.	10,000	22,957
	UDE Corp.	21,000	56,634
	Ultra Chip, Inc.	15,000	32,372
	U-MEDIA Communications, Inc.	13,000	19,519
	Unic Technology Corp.	41,000	34,859
	Unictron Technologies Corp.	5,000	9,469
	Union Bank of Taiwan	471,541	221,246
*	Union Insurance Co. Ltd.	25,000	24,355
	Uni-President Enterprises Corp.	1,463,000	3,473,660
	Unitech Computer Co. Ltd.	37,000	40,553
*	Unitech Printed Circuit Board Corp.	139,535	128,261

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	United Alloy-Tech Co.	11,000	$13,289
	United Integrated Services Co. Ltd.	71,000	1,094,214
	United Orthopedic Corp.	15,000	42,603
	United Radiant Technology	28,000	16,739
	United Recommend International Co. Ltd.	9,123	15,991
*	United Renewable Energy Co. Ltd.	377,571	114,704
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	22,216
	Universal Cement Corp.	114,220	98,384
	Universal Microwave Technology, Inc.	3,000	40,982
	Universal Vision Biotechnology Co. Ltd.	23,257	144,850
#	UPC Technology Corp.	327,169	87,978
*	UPI Semiconductor Corp.	9,000	59,766
	Userjoy Technology Co. Ltd.	13,505	30,853
	USI Corp.	275,320	97,484
#	U-Tech Media Corp.	34,000	16,695
	Utechzone Co. Ltd.	15,000	50,430
	UVAT Technology Co. Ltd.	8,000	19,145
	Value Valves Co. Ltd.	5,383	15,096
	Ve Wong Corp.	23,000	25,923
	Ventec International Group Co. Ltd.	18,000	43,843
	Via Technologies, Inc.	25,000	70,985
	Viking Tech Corp.	14,000	16,498
	Visco Vision, Inc.	8,000	39,698
	VisEra Technologies Co. Ltd.	21,000	205,015
	Visual Photonics Epitaxy Co. Ltd.	30,000	147,063
	Vivotek, Inc.	8,000	31,529
	Vizionfocus, Inc.	6,000	28,667
	Voltronic Power Technology Corp.	19,915	1,124,045
	Wafer Works Corp.	68,918	51,547
	Waffer Technology Corp.	19,276	34,889
		Shares	Value»
TAIWAN — (Continued)
	Wah Hong Industrial Corp.	13,000	$16,260
	Wah Lee Industrial Corp.	66,780	233,480
#	Walsin Lihwa Corp.	576,139	428,670
	Walsin Technology Corp.	44,000	123,022
	WEI Chih Steel Industrial Co. Ltd.	27,000	17,769
	Wei Chuan Foods Corp.	65,000	35,331
	Weikeng Industrial Co. Ltd.	169,945	174,691
	Well Shin Technology Co. Ltd.	16,000	29,199
	Welldone Co.	13,000	18,933
	WELLELL, Inc.	17,000	12,629
	Wholetech System Hitech Ltd.	18,000	57,522
*	Winbond Electronics Corp.	787,162	341,669
	Winmate, Inc.	7,000	35,412
	WinWay Technology Co. Ltd.	5,000	181,284
	Wisdom Marine Lines Co. Ltd.	123,102	233,227
	Wistron Corp.	463,436	1,520,928
	Wistron NeWeb Corp.	96,372	413,891
	WITS Corp.	10,659	33,769
	Wiwynn Corp.	19,000	1,252,526
	Wonderful Hi-Tech Co. Ltd.	17,954	18,730
	Wowprime Corp.	13,194	89,924
	WPG Holdings Ltd.	610,400	1,303,688
	WT Microelectronics Co. Ltd.	186,432	628,482
*	XAC Automation Corp.	24,000	16,171
	Xxentria Technology Materials Corp.	29,975	51,487
	Ya Horng Electronic Co. Ltd.	8,000	13,790
	Yageo Corp.	53,960	875,760
	Yang Ming Marine Transport Corp.	60,000	123,115
	Yankey Engineering Co. Ltd.	11,528	165,370
	YC INOX Co. Ltd.	153,324	94,260
	YCC Parts Manufacturing Co. Ltd.	13,000	22,048
	Yea Shin International Development Co. Ltd.	84,580	78,924

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yen Sun Technology Corp.	9,000	$12,492
*	Yeong Guan Energy Technology Group Co. Ltd.	9,000	10,030
	YFC-Boneagle Electric Co. Ltd.	30,236	22,584
	YFY, Inc.	241,000	218,857
	Yi Jinn Industrial Co. Ltd.	65,100	39,303
#	Yieh Phui Enterprise Co. Ltd.	440,479	206,764
	Yonyu Plastics Co. Ltd.	23,000	17,391
	Young Fast Optoelectronics Co. Ltd.	17,000	28,482
*	Young Optics, Inc.	12,000	21,263
	Youngtek Electronics Corp.	28,000	51,739
	Yuanta Financial Holding Co. Ltd.	1,361,327	1,431,717
	Yuanta Futures Co. Ltd.	5,000	12,886
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	15,313
	Yulon Finance Corp.	140,471	485,654
	Yulon Motor Co. Ltd.	239,990	363,079
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	45,869
	Yungshin Construction & Development Co. Ltd.	47,000	179,282
	YungShin Global Holding Corp.	46,000	73,353
	Yusin Holding Corp.	4,000	15,247
	Zeng Hsing Industrial Co. Ltd.	9,669	31,441
	Zenitron Corp.	64,000	57,494
	Zero One Technology Co. Ltd.	30,633	118,821
#	Zhen Ding Technology Holding Ltd.	117,800	421,947
	ZillTek Technology Corp.	6,000	55,509
*	Zinwell Corp.	72,000	32,315
	Zippy Technology Corp.	30,000	56,353
	Zyxel Group Corp.	97,909	113,951
TOTAL TAIWAN			218,834,232
		Shares	Value»
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	33,100	$14,056
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	14,480
	Advanced Information Technology PCL	417,000	53,495
	AEON Thana Sinsap Thailand PCL	24,600	84,739
	After You PCL	38,600	10,717
	Airports of Thailand PCL	80,100	131,419
*	AJ Plast PCL	83,880	6,476
	Amata Corp. PCL	111,300	82,628
	AP Thailand PCL	1,025,500	242,100
	Asia Plus Group Holdings PCL	545,200	37,561
	Asia Sermkij Leasing PCL, NVDR	39,450	10,192
	Asian Insulators PCL	77,325	7,945
	Asian Sea Corp. PCL	134,700	31,200
	Bangchak Sriracha PCL	200,200	31,806
	Bangkok Aviation Fuel Services PCL	51,100	14,871
	Bangkok Bank PCL (BBLF TB)	67,400	308,229
#	Bangkok Chain Hospital PCL	369,100	156,737
	Bangkok Commercial Asset Management PCL	545,900	93,212
	Bangkok Dusit Medical Services PCL, Class F	880,000	614,105
	Bangkok Expressway & Metro PCL	850,800	170,539
	Bangkok Land PCL	2,786,800	43,033
	Bangkok Life Assurance PCL, NVDR	50,800	27,154
	BCPG PCL	417,200	79,909
	BEC World PCL	319,801	38,746
	Betagro PCL	136,300	70,427
	BKI Holdings PCL	7,000	59,866
	Bluebik Group PCL	18,700	19,991
	Brooker Group PCL	1,127,200	18,410
#*	BTS Group Holdings PCL	687,600	125,575
	Bumrungrad Hospital PCL	71,400	381,648
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	308,469
#	Carabao Group PCL	9,600	20,098
	Central Retail Corp. PCL	129,450	127,816

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	CH Karnchang PCL	232,000	$113,675
	Chayo Group PCL	114,500	8,092
	Chularat Hospital PCL	1,755,600	113,651
	Com7 PCL	317,200	207,228
	CP ALL PCL	313,200	483,635
	CP Axtra PCL	16,163	12,839
	Delta Electronics Thailand PCL	314,000	1,174,878
*	Demco PCL	210,200	17,852
	Dhipaya Group Holdings PCL	138,300	82,959
	Diamond Building Products PCL	101,400	22,433
	Dohome PCL	50,700	11,066
	Don Muang Tollway PCL	34,300	10,797
	Eastern Polymer Group PCL	222,600	22,343
	Eastern Water Resources Development & Management PCL	200,000	12,591
	Ekachai Medical Care PCL	101,131	19,520
#	Energy Absolute PCL	440,200	40,523
	Exotic Food PCL	52,700	27,856
	Forth Corp. PCL	77,600	20,624
	Fortune Parts Industry PCL	205,700	11,239
	Frasers Property Thailand PCL	144,800	36,549
*	Global Green Chemicals PCL	67,500	8,218
#	Gunkul Engineering PCL	1,265,500	74,408
	Haad Thip PCL	64,600	30,693
	Hana Microelectronics PCL	173,600	121,662
	Heng Leasing & Capital PCL	507,200	16,568
	Home Product Center PCL	807,600	209,844
	Ichitan Group PCL	152,500	57,513
	Index Livingmall PCL	55,400	24,513
	Indorama Ventures PCL	77,100	52,659
	Interlink Communication PCL	112,600	17,889
	Intouch Holdings PCL	16,900	48,805
#	IRPC PCL	2,669,900	89,591
	IT City PCL	44,800	5,268
		Shares	Value»
THAILAND — (Continued)
#*	Italian-Thai Development PCL	963,900	$13,167
#	Jasmine International PCL	1,396,134	80,845
#*	Jasmine Technology Solution PCL	43,600	69,915
#	Jaymart Group Holdings PCL	127,700	41,334
#	JMT Network Services PCL	128,200	55,963
	Jubilee Enterprise PCL	41,000	12,114
	Kang Yong Electric PCL	1,200	10,192
	Karmarts PCL	261,916	75,444
	Kaset Thai International Sugar Corp. PCL	66,700	5,110
	Kasikornbank PCL (KBANKF TB)	23,300	112,089
	KCE Electronics PCL	229,600	149,999
#	Kiatnakin Phatra Bank PCL	35,800	55,281
	Krung Thai Bank PCL	170,100	115,673
#	Krungthai Card PCL	213,100	321,153
	Ladprao General Hospital PCL	40,000	5,036
	Lalin Property PCL	148,400	24,899
	Land & Houses PCL (LHF TB)	2,577,200	352,045
	LH Financial Group PCL	1,964,400	44,917
	Loxley PCL	724,500	29,260
	LPN Development PCL	282,400	18,449
	Major Cineplex Group PCL	152,100	63,234
	Master Style PcL	9,600	8,267
	MBK PCL	193,335	104,490
	MC Group PCL	106,000	31,163
#	Mega Lifesciences PCL	135,000	126,281
	Minor International PCL	263,800	188,009
	MK Restaurants Group PCL	38,600	20,174
*	Mono Next PCL	387,700	15,082
	Namyong Terminal PCL	215,400	19,701
	Netbay PCL	24,000	10,548
	Noble Development PCL	258,300	17,028
	Northeast Rubber PCL	216,700	31,532
	Origin Property PCL	299,400	30,407

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Polyplex Thailand PCL	117,900	$36,061
	Praram 9 Hospital PCL	55,400	36,358
#	Precious Shipping PCL	204,400	37,026
	Premier Marketing PCL	111,900	27,913
	Prima Marine PCL	118,400	25,667
	Property Perfect PCL	3,068,310	11,845
	Pruksa Holding PCL	260,300	49,471
*	PSG Corp. PCL	3,002,500	30,315
	PTG Energy PCL	345,100	76,347
	PTT Global Chemical PCL	102,300	65,314
#	PTT Oil & Retail Business PCL	266,000	91,629
	Quality Houses PCL	2,306,100	117,103
	R&B Food Supply PCL	78,200	13,237
	Rajthanee Hospital PCL	31,400	17,810
	Ramkhamhaeng Hospital PCL	16,400	10,422
	Ratchaphruek Hospital PCL	60,100	9,637
#	Ratchthani Leasing PCL	669,390	25,841
#*	RS PCL	338,040	10,741
	S Hotels & Resorts PCL	347,400	20,633
	Sabina PCL	24,600	13,003
	Sahamitr Pressure Container PCL	71,900	19,750
	Saha-Union PCL	41,400	38,111
*	Samart Corp. PCL	156,200	30,150
	Sansiri PCL	5,141,200	261,068
#	Sappe PCL	18,300	29,889
	SC Asset Corp. PCL	553,900	44,082
	SCB X PCL	50,100	185,969
††	SCG Ceramics PCL	248,200	1,400
	SCG Packaging PCL	120,900	59,238
	SEAFCO PCL	250,019	16,334
	Siam Global House PCL	341,713	101,474
	Siam Wellness Group PCL	78,100	12,872
	Siamgas & Petrochemicals PCL	263,500	57,904
	Sikarin PCL	132,000	33,906
*	Singer Thailand PCL	155,600	31,189
	Singha Estate PCL	706,700	14,900
#	SISB PCL	21,300	16,129
*	SKY ICT PCL	53,800	33,550
	Somboon Advance Technology PCL	40,500	12,869
		Shares	Value»
THAILAND — (Continued)
	SPCG PCL	165,600	$39,587
#	Sri Trang Agro-Industry PCL	223,000	103,967
	Sri Trang Gloves Thailand PCL	135,600	32,818
#	Srinanaporn Marketing PCL	61,800	22,389
#	Srisawad Corp. PCL	173,112	190,205
	Srithai Superware PCL	359,200	11,947
	Srivichai Vejvivat PCL	64,300	15,084
	Star Petroleum Refining PCL	474,800	74,727
	Stars Microelectronics Thailand PCL	115,900	4,681
#	Stecon Group PCL	267,400	46,453
*	STP & I PCL	248,700	21,860
#	Supalai PCL	364,000	181,595
*	Super Energy Corp. PCL	6,177,300	40,357
	Susco PCL	321,100	26,317
	SVI PCL	98,100	19,809
	Syntec Construction PCL	213,300	9,438
	TAC Consumer PCL	87,200	10,824
#	Taokaenoi Food & Marketing PCL	110,400	27,047
	Thai Nakarin Hospital PCL	18,000	19,510
	Thai Oil PCL	342,265	264,258
	Thai President Foods PCL	7,500	44,209
	Thai Stanley Electric PCL (STANLY/F TB)	4,600	29,779
#	Thai Union Group PCL	564,900	201,301
	Thai Vegetable Oil PCL	29,410	18,340
	Thai Wah PCL	70,400	5,185
#	Thaicom PCL	155,500	52,641
	Thaitheparos PCL	13,400	15,121
	Thanachart Capital PCL	61,800	91,301
	Thonburi Healthcare Group PCL	61,900	24,999
	Tipco Asphalt PCL (TASCO/F TB)	156,536	84,137
	TIPCO Foods PCL	79,100	23,959
#	Tisco Financial Group PCL (TISCO/F TB)	43,500	128,530
	TKS Technologies PCL	86,680	14,157
	TMBThanachart Bank PCL	1,694,940	99,658

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TOA Paint Thailand PCL	239,400	$86,021
	TTW PCL	352,100	93,580
	Union Auction PCL	46,200	10,358
	Unique Engineering & Construction PCL	257,300	17,726
	United Paper PCL	55,100	12,599
	Univentures PCL	150,400	5,627
	Vanachai Group PCL	99,600	8,814
#*	VGI PCL	771,680	69,663
	WHA Corp. PCL	1,695,700	239,689
	WHA Utilities & Power PCL	263,200	30,326
	Workpoint Entertainment PCL	54,600	8,999
*	Xspring Capital PCL	1,587,200	44,776
TOTAL THAILAND			13,255,956
TURKEY — (0.9%)
	Adel Kalemcilik Ticaret ve Sanayi AS	17,879	15,927
*	Adese Alisveris Merkezleri Ticaret AS	322,303	18,508
	Agesa Hayat ve Emeklilik AS	15,472	60,592
	Akbank TAS	296,476	535,838
*	Akenerji Elektrik Uretim AS	62,119	24,520
*	Aksigorta AS	147,479	33,031
	Alarko Holding AS	33,803	81,130
*	Albaraka Turk Katilim Bankasi AS	145,198	28,983
*	Alkim Alkali Kimya AS	77,919	37,678
*	Anadolu Anonim Turk Sigorta Sirketi	79,800	245,722
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	28,071	126,366
	Anadolu Hayat Emeklilik AS	28,444	78,895
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	21,863
#*	Arcelik AS	21,239	75,065
	ARD Grup Bilisim Teknolojileri AS	25,944	26,177
#	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	201,831
		Shares	Value»
TURKEY — (Continued)
	Aydem Yenilenebilir Enerji AS	56,344	$34,836
	Aygaz AS	20,048	88,875
*	Baticim Bati Anadolu Cimento Sanayii AS	173,879	21,221
	BIM Birlesik Magazalar AS	43,991	674,880
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	64,352
	Borusan Yatirim ve Pazarlama AS	701	35,161
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	12,134
	Celebi Hava Servisi AS	558	29,936
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	307	21,046
	Coca-Cola Icecek AS	82,181	130,508
	Deva Holding AS	8,625	17,166
	Dogan Sirketler Grubu Holding AS	353,461	133,760
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	64,493	14,956
#	Dogus Otomotiv Servis ve Ticaret AS	43,751	229,624
	EGE Endustri VE Ticaret AS	224	59,111
	EGE Gubre Sanayii AS	16,200	31,156
Ω	Enerjisa Enerji AS	30,234	51,569
	Enka Insaat ve Sanayi AS	38,495	52,203
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,046	10,045
	Escar Turizm Tasimacilik Ticaret AS	23,987	30,341
#	Ford Otomotiv Sanayi AS	6,700	173,658
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	16,593	54,397
*	GSD Holding AS	354,746	35,792
*	Gubre Fabrikalari TAS	2,047	15,247

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Hitit Bilgisayar Hizmetleri AS	13,959	$16,261
*	Ihlas Holding AS	242,643	19,625
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	250,581	53,616
*	Info Yatirim AS	48,126	3,328
*	Inveo Yatirim Holding AS	33,654	6,736
*	Is Finansal Kiralama AS	88,983	32,411
	Is Yatirim Menkul Degerler AS	180,616	225,308
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	16,387
*	Kerevitas Gida Sanayi ve Ticaret AS	62,255	22,379
	Kervan Gida Sanayi Ve Ticaret AS	203,913	12,189
	Kiler Holding AS	21,004	17,010
	Kocaer Celik Sanayi Ve Ticaret AS	80,488	26,967
#	Kontrolmatik Enerji Ve Muhendislik AS	24,553	24,471
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,392	27,869
	LDR Turizm AS	12,962	55,659
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	72,079
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,222	12,733
*	Margun Enerji Uretim Sanayi VE Ticaret AS	72,230	46,309
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	125,478	248,171
#*	MIA Teknoloji AS	82,614	85,534
	Migros Ticaret AS	5,530	90,096
*Ω	MLP Saglik Hizmetleri AS	20,015	219,091
*	NET Holding AS	18,659	23,042
*	Orge Enerji Elektrik Taahhut AS	8,955	21,187
	Otokar Otomotiv Ve Savunma Sanayi AS	3,418	39,256
*	Oyak Yatirim Menkul Degerler AS	14,467	13,458
		Shares	Value»
TURKEY — (Continued)
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	8,244	$10,730
*	Peker Gayrimenkul Yatirim Ortakligi AS	144,073	5,540
	Penta Teknoloji Urunleri Dagitim Ticaret AS	22,558	9,803
#*	Petkim Petrokimya Holding AS	223,129	108,791
*	Politeknik Metal Sanayi ve Ticaret AS	17	3,217
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	37,326	18,162
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	44,515	22,648
#*	Sasa Polyester Sanayi AS	436,283	44,500
	Sekerbank Turk AS	266,815	30,022
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	45,114	87,864
	Sok Marketler Ticaret AS	49,406	53,583
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	13,822	20,040
*	TAV Havalimanlari Holding AS	26,955	208,748
*	Tekfen Holding AS	6,534	11,603
*	Teknosa Ic Ve Dis Ticaret AS	25,300	20,428
#	Tofas Turk Otomobil Fabrikasi AS	26,012	161,270
*	Tukas Gida Sanayi ve Ticaret AS	179,457	31,304
*	Tumosan Motor ve Traktor Sanayi AS	7,242	22,591
#*	Turk Altin Isletmeleri AS	66,468	41,793
#	Turk Traktor ve Ziraat Makineleri AS	6,206	118,659
	Turkcell Iletisim Hizmetleri AS	153,339	461,168
	Turkiye Garanti Bankasi AS	88,092	312,637
#	Turkiye Is Bankasi AS, Class C	763,155	300,985
#	Turkiye Petrol Rafinerileri AS	141,628	557,187

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Turkiye Sigorta AS	129,528	$64,791
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	243,016
*	Turkiye Vakiflar Bankasi TAO, Class D	539,369	412,204
*	Ulker Biskuvi Sanayi AS	63,832	214,379
*	Usak Seramik Sanayii AS	56,007	20,688
*	Vakif Finansal Kiralama AS	570,414	31,464
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	18,131
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	39,320
*	Vestel Elektronik Sanayi ve Ticaret AS	43,524	74,308
	Yapi ve Kredi Bankasi AS	510,597	436,902
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	17,990
*	YEO Teknoloji Enerji VE Endustri AS	24,908	37,952
*	Zorlu Enerji Elektrik Uretim AS	374,044	42,499
TOTAL TURKEY			9,382,189
UNITED ARAB EMIRATES — (2.0%)
	Abu Dhabi Commercial Bank PJSC	465,031	1,515,528
	Abu Dhabi Islamic Bank PJSC	422,386	1,793,040
	Abu Dhabi National Hotels	601,095	96,217
	Abu Dhabi National Oil Co. for Distribution PJSC	828,189	810,617
*	Abu Dhabi Ports Co. PJSC	179,818	242,334
	Abu Dhabi Ship Building Co. PJSC	25,197	42,072
	ADNOC Drilling Co. PJSC	477,741	702,209
	Agility Global PLC	397,888	142,965
	Agthia Group PJSC	105,165	176,571
*	Ajman Bank PJSC	223,593	103,357
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	AL Seer Marine Supplies & Equipment Co. LLC	30,002	$30,820
	Aldar Properties PJSC	289,798	602,935
	Alpha Dhabi Holding PJSC	55,342	171,708
*	Amlak Finance PJSC	281,015	65,689
*	Aramex PJSC	219,528	169,051
*	Bank of Sharjah	89,476	22,407
	Burjeel Holdings PLC	192,573	104,716
	Deyaar Development PJSC	434,668	109,998
	Dubai Financial Market PJSC	325,880	130,298
	Dubai Investments PJSC	539,382	318,365
	Dubai Islamic Bank PJSC	909,759	1,903,483
	Emaar Development PJSC	305,874	1,092,446
	Emaar Properties PJSC	950,125	3,487,254
	Emirates Driving Co.	73,716	55,706
	Emirates Integrated Telecommunications Co. PJSC	279,489	599,105
	Emirates NBD Bank PJSC	399,118	2,265,443
*	Emirates Reem Investments PJSC	13,190	10,561
	Emirates Telecommunications Group Co. PJSC	163,931	762,856
*	EMSTEEL Building Materials PJSC	76,299	25,735
	Fertiglobe PLC	166,654	112,489
	First Abu Dhabi Bank PJSC	435,550	1,722,935
*	Ghitha Holding PJSC	6,712	45,073
*	Gulf Pharmaceutical Industries PSC	97,181	40,710
*	International Holding Co. PJSC	5,838	640,489
*	Manazel PJSC	301,353	27,681
*	Multiply Group PJSC	1,046,333	600,663
*	National Corp. for Tourism & Hotels	9,219	6,370
	Palms Sports PrJSC	19,157	45,916
*	Presight AI Holding PLC	104,572	65,423
	RAK Properties PJSC	340,523	111,926

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Ras Al Khaimah Ceramics	101,309	$71,168
	Salik Co. PJSC	209,444	276,104
*	Space42 PLC	272,223	151,103
	Taaleem Holdings PJSC	5,617	6,472
	TECOM Group PJSC	87,553	74,181
*	Union Properties PJSC	564,802	65,896
TOTAL UNITED ARAB EMIRATES			21,618,085
TOTAL COMMON STOCKS			1,071,457,642
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	42,457	45,043
	Banco ABC Brasil SA, 8.156%	40,892	141,133
Ω	Banco BMG SA, 9.788%	29,400	19,016
	Banco Bradesco SA, 9.216%	635,626	1,314,964
	Banco do Estado do Rio Grande do Sul SA, 9.604%	77,133	136,737
	Banco Mercantil do Brasil SA, 5.771%	5,100	33,293
	Banco Pan SA, 3.500%	105,600	124,681
	Banco Pine SA, 10.738%	14,255	10,855
	Centrais Eletricas Brasileiras SA, 9.184%	13,100	88,991
	Centrais Eletricas de Santa Catarina SA, 7.823%	3,500	47,900
	Cia de Ferro Ligas da Bahia FERBASA, 6.755%	26,800	35,724
	Cia De Sanena Do Parana, 6.145%	115,531	101,613
	Cia Energetica de Minas Gerais, 12.126%	516,519	968,686
	Cia Paranaense de Energia - Copel Class B, 4.376%	401,309	666,096
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 3.679%	800	6,075
	Shares	Value»

BRAZIL — (Continued)
Energisa SA, 5.739%	226	$269
Eucatex SA Industria e Comercio, 10.332%	27,000	61,955
Gerdau SA, 4.549%	60,179	177,323
Grazziotin SA, 10.264%	2,103	9,417
Isa Energia Brasil SA, 3.307%	59,200	241,093
Itau Unibanco Holding SA, 7.138%	401,444	2,322,498
Marcopolo SA, 6.623%	226,264	322,512
Raizen SA, 1.381%	430,247	139,881
Randon SA Implementos e Participacoes, 3.992%	69,900	108,964
Schulz SA, 7.640%	35,856	38,163
Track & Field Co. SA, 2.329%	15,700	25,522
Unipar Carbocloro SA, 8.335%	9,501	79,727
Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	62,000	58,456
TOTAL BRAZIL		7,326,587
CHILE — (0.0%)
Embotelladora Andina SA, 8.954%	41,683	139,152
Sociedad Quimica y Minera de Chile SA Class B, 2.034%	6,492	256,233
TOTAL CHILE		395,385
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 4.663%	542,864	70,876
Grupo de Inversiones Suramericana SA, 4.888%	26,195	178,412
TOTAL COLOMBIA		249,288

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	$2,097
TOTAL PREFERRED STOCKS			7,973,357
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	27	14
*	Diagnosticos da America SA Warrants 04/30/2025	200	18
*	Empreendimentos Pague Menos SA Rights 02/20/2025	1,364	28
*	Equatorial Energia SA Rights 02/13/2025	679	552
*	Smartfit Escola de Ginastica e Danca SA Rights 02/04/2025	699	404
TOTAL BRAZIL			1,016
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	3,586	2,493
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	2,658	65
*	CCP Contact Probes Co. Ltd. Rights	3,602	534
		Shares	Value»

TAIWAN — (Continued)
*	Hwang Chang General Contractor Co. Ltd. Rights	1,429	$912
*	Leader Electronics, Inc. Rights	2,815	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	9,544	481
TOTAL TAIWAN			1,992
THAILAND — (0.0%)
#*	Energy Absolute PCL Warrants 02/28/2028	73,366	0
*	Jasmine International PCL Warrants 10/10/2031	698,066	8,292
*	Northeast Rubber PCL Warrants 05/15/2026	36,117	568
*	VGI PCL Warrants 09/03/2025	109,548	4,457
TOTAL THAILAND			13,317
TOTAL RIGHTS/WARRANTS			18,818
TOTAL INVESTMENT SECURITIES (Cost $899,508,164)			1,079,449,817

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	930,877	10,768,389
TOTAL INVESTMENTS — (100.0%)
(Cost $910,275,899)^^			$1,090,218,206
As of January 31, 2025, the value of Rule 144A securities amounted to $56,896,167 or 5.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$32,685,286	$1,425	—	$32,686,711
Chile	1,307,173	5,090,066	—	6,397,239
China	25,095,867	274,085,849	$28,573	299,210,289
Colombia	1,154,825	15,892	—	1,170,717
Czech Republic	—	396,883	—	396,883

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	—	$135,289	—	$135,289
Greece	—	5,188,682	—	5,188,682
Hong Kong	—	138,055	—	138,055
Hungary	—	2,238,225	—	2,238,225
India	$11,076,723	194,666,078	—	205,742,801
Indonesia	—	5,767,384	$8,218	5,775,602
Kuwait	—	7,531,680	—	7,531,680
Malaysia	—	13,741,634	23	13,741,657
Mexico	20,461,125	107,299	—	20,568,424
Peru	1,032,819	—	—	1,032,819
Philippines	—	2,881,144	—	2,881,144
Poland	—	11,144,970	—	11,144,970
Qatar	—	7,979,857	—	7,979,857
Saudi Arabia	45,372	36,577,282	—	36,622,654
South Africa	2,529,724	24,491,405	—	27,021,129
South Korea	4,081,473	116,650,142	30,738	120,762,353
Taiwan	17,569,296	201,262,879	2,057	218,834,232
Thailand	51,826	13,202,730	1,400	13,255,956
Turkey	—	9,382,189	—	9,382,189
United Arab Emirates	—	21,618,085	—	21,618,085
Preferred Stocks
Brazil	7,326,587	—	—	7,326,587
Chile	—	395,385	—	395,385
Colombia	249,288	—	—	249,288
Philippines	—	2,097	—	2,097
Rights/Warrants
Brazil	—	1,016	—	1,016
South Korea	—	2,493	—	2,493
Taiwan	—	1,992	—	1,992
Thailand	—	13,317	—	13,317
Securities Lending Collateral	—	10,768,389	—	10,768,389
Total Investments in Securities	$124,667,384	$965,479,813	$71,009˂˃	$1,090,218,206

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
BRAZIL — (2.7%)
	Anima Holding SA	60,800	$21,432
	Atacadao SA	121,635	128,835
*	Automob Participacoes SA	82,705	4,387
	Bemobi Mobile Tech SA	10,600	24,559
*	Blau Farmaceutica SA	4,900	10,875
	Boa Safra Sementes SA	4,900	9,030
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,958	38,629
	Brava Energia	21,977	84,349
	C&A Modas SA	20,700	34,677
	Camil Alimentos SA	25,549	20,810
*	Cia Brasileira de Aluminio	48,891	45,511
*	Cia Brasileira de Distribuicao	41,100	18,989
	Cia Siderurgica Nacional SA (CSNA3 BZ)	95,108	147,934
*	Cogna Educacao SA	47,492	11,458
	Construtora Tenda SA	17,006	41,816
	Cosan SA	184,885	244,866
	Cruzeiro do Sul Educacional SA	42,900	25,252
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	183,351
Ω	Desktop SA	20,083	34,434
	Dexco SA	81,166	81,943
	Dimed SA Distribuidora da Medicamentos	15,800	22,440
*	Embraer SA (EMBR3 BZ)	61,354	626,763
*	Embraer SA (ERJ US), Sponsored ADR	6,184	253,358
	Empreendimentos Pague Menos SA	46,258	24,933
	Even Construtora e Incorporadora SA	24,000	25,215
	Ez Tec Empreendimentos e Participacoes SA	19,478	42,329
	Fleury SA	40,124	81,291
		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	139,606	$406,253
	Grendene SA	46,300	45,317
	Grupo Mateus SA	33,000	37,720
	Grupo SBF SA	22,200	43,837
	Guararapes Confeccoes SA	15,030	16,743
*Ω	Hapvida Participacoes e Investimentos SA	886,591	367,134
	Hypera SA	61,556	192,545
	Iochpe Maxion SA	29,100	67,720
	Irani Papel e Embalagem SA	11,700	14,615
*	IRB-Brasil Resseguros SA	12,279	111,154
	Jalles Machado SA	19,672	15,518
	JHSF Participacoes SA	78,158	52,961
	JSL SA	23,100	22,175
	Lavvi Empreendimentos Imobiliarios SA	16,300	24,210
	Localiza Rent a Car SA	92,460	488,401
*	Lojas Quero-Quero SA	57,464	22,813
	Lojas Renner SA	85,292	199,217
Ω	LWSA SA	44,827	25,773
	M Dias Branco SA	12,228	48,292
*	Magazine Luiza SA	52,400	66,889
	Marfrig Global Foods SA	69,554	189,118
	Melnick Even Desenvolvimento Imobiliario SA	15,800	10,436
	Moura Dubeux Engenharia SA	15,700	33,957
*	MRV Engenharia e Participacoes SA	71,000	68,521
	Natura & Co. Holding SA	147,669	318,885
*	Oceanpact Servicos Maritimos SA	11,400	10,729
	Petroreconcavo SA	27,176	73,799
	Porto Seguro SA	35,644	243,907
	Positivo Tecnologia SA	17,500	17,099
*	Qualicorp Consultoria e Corretora de Seguros SA	42,800	14,208
	Romi SA	14,050	22,647

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	3,000	$9,682
	Sao Martinho SA	31,696	123,062
*Ω	Ser Educacional SA	36,600	33,318
*	Simpar SA	32,244	19,918
	TIM SA	95,057	253,906
	Trisul SA	14,441	13,121
	Tupy SA	12,000	43,901
	Ultrapar Participacoes SA (UGPA3 BZ)	94,756	268,181
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	22,620
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	53,032
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	71,832	59,491
	Vibra Energia SA	149,579	431,533
TOTAL BRAZIL			6,893,824
CHILE — (0.3%)
*	CAP SA	9,137	50,659
	Cia Sud Americana de Vapores SA	3,092,703	172,407
	Empresa Nacional de Telecomunicaciones SA	27,500	86,833
	Empresas CMPC SA	107,449	183,329
*	Ripley Corp. SA	148,996	43,373
	Salfacorp SA	72,948	44,193
	Sociedad Matriz SAAM SA	288,075	31,470
	SONDA SA	85,422	32,940
TOTAL CHILE			645,204
CHINA — (24.9%)
	361 Degrees International Ltd.	178,000	95,602
Ω	3SBio, Inc.	343,000	264,692
*	5I5J Holding Group Co. Ltd., Class A	18,200	7,661
	AAC Technologies Holdings, Inc.	85,000	442,886
	Advanced Technology & Materials Co. Ltd., Class A	28,900	45,983
#*	Agora, Inc., ADR	19,782	110,581
	Aisino Corp., Class A	27,400	32,251
		Shares	Value»
CHINA — (Continued)
#*	Alibaba Pictures Group Ltd.	2,470,000	$168,858
#Ω	A-Living Smart City Services Co. Ltd.	168,000	58,565
	Allmed Medical Products Co. Ltd., Class A	10,200	13,478
	Aluminum Corp. of China Ltd., Class H	298,000	191,810
#*	Angang Steel Co. Ltd., Class H	214,600	41,800
	Anhui Conch Cement Co. Ltd., Class H	231,000	622,751
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	23,496
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	14,247
	Anhui Heli Co. Ltd., Class A	8,200	20,092
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	28,248
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	14,897
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	19,506
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	29,334
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	20,087
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	17,148
	Anhui Xinhua Media Co. Ltd., Class A	22,500	21,088
	Anhui Yingliu Electromechanical Co. Ltd., Class A	6,600	20,382
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	42,353
	Anton Oilfield Services Group	374,000	32,573
	Aoshikang Technology Co. Ltd., Class A	6,000	20,221
	Aotecar New Energy Technology Co. Ltd., Class A	60,800	24,947

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	APT Satellite Holdings Ltd.	118,000	$32,880
#*Ω	Arrail Group Ltd.	22,500	7,316
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	8,400	23,758
	Asia Cement China Holdings Corp.	76,500	22,867
Ω	AsiaInfo Technologies Ltd.	52,400	38,345
	AviChina Industry & Technology Co. Ltd., Class H	401,000	187,066
Ω	BAIC Motor Corp. Ltd., Class H	299,500	84,433
*Ω	Bairong, Inc.	49,000	52,107
	Bank of Chongqing Co. Ltd., Class H	69,500	53,402
	Bank of Guizhou Co. Ltd., Class H	36,000	5,215
Ω	Bank of Qingdao Co. Ltd., Class H	238,000	93,562
	Bank of Xi'an Co. Ltd., Class A	90,300	43,761
	Baoji Titanium Industry Co. Ltd., Class A	5,800	23,308
*	Baoye Group Co. Ltd., Class H	50,000	27,544
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,036	48,566
	BBMG Corp., Class H	451,000	41,794
	Befar Group Co. Ltd., Class A	33,500	17,987
	Beibuwan Port Co. Ltd., Class A	19,300	22,863
*	Beijing Capital International Airport Co. Ltd., Class H	398,000	145,301
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	11,307
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	52,056
	Beijing Energy International Holding Co. Ltd.	162,400	21,051
	Beijing Enterprises Holdings Ltd.	99,000	340,027
	Beijing Enterprises Water Group Ltd.	786,000	218,171
		Shares	Value»
CHINA — (Continued)
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	$35,759
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	21,792
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	19,726
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	24,202
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	26,457
	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	11,618
	Beijing North Star Co. Ltd., Class H	134,000	12,439
	Beijing Originwater Technology Co. Ltd., Class A	72,062	45,946
	Beijing Relpow Technology Co. Ltd., Class A	32,500	44,922
	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	11,595
*	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	21,174
	Beijing Sinnet Technology Co. Ltd., Class A	31,100	59,691
	Beijing SL Pharmaceutical Co. Ltd., Class A	23,600	22,000
	Beijing Strong Biotechnologies, Inc., Class A	11,400	20,781
	Beijing Wandong Medical Technology Co. Ltd., Class A	11,200	22,286
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	25,084
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	19,324

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	$23,089
*	Beiqi Foton Motor Co. Ltd., Class A	67,500	21,819
*	Bengang Steel Plates Co. Ltd., Class A	61,300	28,136
	Best Pacific International Holdings Ltd.	34,000	12,994
	BGI Genomics Co. Ltd., Class A	4,300	23,092
#Ω	Blue Moon Group Holdings Ltd.	97,500	42,495
Ω	BOC Aviation Ltd.	34,900	263,079
*	BOE HC SemiTek Corp.	17,900	17,303
	BOE Varitronix Ltd.	38,000	35,360
	Boyaa Interactive International Ltd.	124,000	80,243
	Bright Dairy & Food Co. Ltd., Class A	19,900	22,394
	Brilliance China Automotive Holdings Ltd.	424,000	207,488
	Bros Eastern Co. Ltd., Class A	15,400	11,133
	B-Soft Co. Ltd., Class A	45,500	25,571
	BTG Hotels Group Co. Ltd., Class A	12,900	23,792
*	C C Land Holdings Ltd.	243,000	35,872
	C&D International Investment Group Ltd.	116,105	190,740
	C&S Paper Co. Ltd., Class A	19,400	17,736
*Ω	CALB Group Co. Ltd.	25,400	46,012
	Camel Group Co. Ltd., Class A	13,000	14,729
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	23,543
	Canmax Technologies Co. Ltd., Class A	9,100	27,402
	Canny Elevator Co. Ltd., Class A	14,700	13,721
	CECEP Solar Energy Co. Ltd., Class A	43,300	26,362
	Central China Land Media Co. Ltd., Class A	14,400	22,484
	Central China Securities Co. Ltd., Class H	136,000	27,585
		Shares	Value»
CHINA — (Continued)
#	CGN New Energy Holdings Co. Ltd.	252,000	$72,633
*	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	23,551
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	19,453
	Changhong Meiling Co. Ltd., Class A	8,700	9,501
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	25,296
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	34,793
*	ChangYuan Technology Group Ltd., Class A	31,500	21,203
	Chaoju Eye Care Holdings Ltd.	47,500	18,515
	Chaowei Power Holdings Ltd.	99,000	18,208
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	17,721
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	22,502
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,800	20,760
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	17,505
	Chengxin Lithium Group Co. Ltd., Class A	12,500	21,997
	Chengzhi Co. Ltd., Class A	12,800	13,061
	Chervon Holdings Ltd.	19,400	47,781
*	China Aerospace International Holdings Ltd.	354,000	17,242
	China BlueChemical Ltd., Class H	356,000	99,835
*Ω	China Bohai Bank Co. Ltd., Class H	519,000	62,711

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CAMC Engineering Co. Ltd., Class A	8,800	$9,387
#	China Chunlai Education Group Co. Ltd.	54,000	29,333
	China Cinda Asset Management Co. Ltd., Class H	1,616,000	246,597
#	China Coal Energy Co. Ltd., Class H	343,000	394,256
	China Coal Xinji Energy Co. Ltd., Class A	41,800	40,885
	China Communications Services Corp. Ltd., Class H	356,000	202,556
	China Conch Venture Holdings Ltd.	256,000	207,204
	China CYTS Tours Holding Co. Ltd., Class A	7,200	9,977
	China Design Group Co. Ltd., Class A	8,200	10,096
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	55,074
	China Dongxiang Group Co. Ltd.	441,000	18,697
#	China Education Group Holdings Ltd.	119,278	52,768
	China Electronics Huada Technology Co. Ltd.	72,000	11,909
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	14,387
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	794,000	97,098
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	71,037
	China Everbright Ltd.	160,000	100,583
Ω	China Feihe Ltd.	685,000	471,496
	China Foods Ltd.	180,000	61,865
	China Galaxy Securities Co. Ltd., Class H	721,500	657,241
	China Gas Holdings Ltd.	529,600	439,024
		Shares	Value»
CHINA — (Continued)
#*	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	$255,575
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	27,646
	China Hongqiao Group Ltd.	438,000	736,330
Ω	China International Capital Corp. Ltd., Class H	252,400	420,177
	China International Marine Containers Group Co. Ltd., Class H	184,670	129,823
	China Jinmao Holdings Group Ltd.	700,298	82,155
	China Lesso Group Holdings Ltd.	182,000	79,319
	China Lilang Ltd.	100,000	51,399
*Ω	China Literature Ltd.	65,000	218,870
	China Medical System Holdings Ltd.	230,000	207,597
	China Meheco Group Co. Ltd., Class A	15,260	22,280
#	China Meidong Auto Holdings Ltd.	168,000	48,077
	China Mengniu Dairy Co. Ltd.	586,000	1,174,693
	China Merchants Port Holdings Co. Ltd.	257,610	438,060
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	19,200
#Ω	China Merchants Securities Co. Ltd., Class H	86,800	159,697
	China Modern Dairy Holdings Ltd.	643,000	75,175
	China National Accord Medicines Corp. Ltd., Class A	5,200	18,429
#	China National Building Material Co. Ltd., Class H	714,000	341,492
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	22,250

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	$16,182
	China Nonferrous Mining Corp. Ltd.	225,000	148,351
*	China Oil & Gas Group Ltd.	1,080,000	22,534
	China Oilfield Services Ltd., Class H	304,000	272,124
	China Oriental Group Co. Ltd.	252,000	36,665
	China Overseas Grand Oceans Group Ltd.	265,000	59,400
	China Overseas Land & Investment Ltd.	666,000	1,061,481
	China Petroleum Engineering Corp., Class A	71,500	34,007
	China Publishing & Media Co. Ltd., Class A	28,500	27,399
	China Railway Group Ltd., Class H	191,000	92,499
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	20,832
	China Railway Materials Co. Ltd., Class A	64,200	22,458
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	115,626
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	20,807
*	China Rare Earth Holdings Ltd.	348,000	16,625
	China Reinsurance Group Corp., Class H	1,283,000	133,940
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	20,802
	China Resources Building Materials Technology Holdings Ltd.	556,000	107,686
	China Resources Gas Group Ltd.	74,600	253,591
		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	168,500	$81,097
Ω	China Resources Pharmaceutical Group Ltd.	397,500	267,445
#	China Risun Group Ltd.	238,000	83,159
*	China Ruifeng Renewable Energy Holdings Ltd.	294,000	22,661
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	36,488
Ω	China Shengmu Organic Milk Ltd.	453,000	10,386
	China Shineway Pharmaceutical Group Ltd.	66,000	70,241
	China State Construction International Holdings Ltd.	304,000	446,217
*	China Sunshine Paper Holdings Co. Ltd.	117,500	30,787
	China Taiping Insurance Holdings Co. Ltd.	305,600	456,182
	China Tianying, Inc., Class A	40,700	25,563
*	China Traditional Chinese Medicine Holdings Co. Ltd.	580,000	142,251
	China TransInfo Technology Co. Ltd., Class A	21,600	24,535
	China Travel International Investment Hong Kong Ltd.	416,000	54,029
#*	China Vanke Co. Ltd., Class H	442,300	330,413
*	China Vered Financial Holding Corp. Ltd.	3,700,000	21,874
	China XLX Fertiliser Ltd.	134,000	70,090
#	China Yongda Automobiles Services Holdings Ltd.	313,000	102,152
*Ω	China Youran Dairy Group Ltd.	324,000	81,737
	China Zheshang Bank Co. Ltd., Class H	380,099	109,968
††	China Zhongwang Holdings Ltd.	360,400	14,570

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chinasoft International Ltd.	474,000	$319,850
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,900	19,704
	Chongqing Department Store Co. Ltd., Class A	5,800	23,883
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	43,178
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,351
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	11,187
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	22,883
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	279,105
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	31,899
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	53,488
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	24,889
	CIMC Enric Holdings Ltd.	142,000	128,193
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	15,523
	CITIC Resources Holdings Ltd.	674,000	29,863
	City Development Environment Co. Ltd., Class A	17,280	30,614
#*	Citychamp Watch & Jewellery Group Ltd.	276,000	24,822
#*	ClouDr Group Ltd.	41,700	6,756
	CMST Development Co. Ltd., Class A	27,600	22,483
*	CNFinance Holdings Ltd., ADR	3,262	4,012
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	38,308
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	33,321
		Shares	Value»
CHINA — (Continued)
*	COFCO Biotechnology Co. Ltd., Class A	17,700	$13,106
#*	COFCO Joycome Foods Ltd.	461,000	81,433
	Cofoe Medical Technology Co. Ltd., Class A	3,500	16,276
*	Comba Telecom Systems Holdings Ltd.	336,000	43,762
	Concord New Energy Group Ltd.	1,520,000	92,948
	Consun Pharmaceutical Group Ltd.	112,000	113,296
	Continental Aerospace Technologies Holding Ltd.	868,000	12,284
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	109,002
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	184,000	169,778
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	65,234
	COSCO SHIPPING Ports Ltd.	299,514	173,289
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	23,500	22,214
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	29,510
	CSG Holding Co. Ltd., Class A	37,592	25,842
	CSPC Pharmaceutical Group Ltd.	1,204,000	694,080
	CSSC Hong Kong Shipping Co. Ltd.	300,000	66,936
	Daan Gene Co. Ltd., Class A	30,000	21,865
	Dajin Heavy Industry Co. Ltd., Class A	5,200	14,241
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	25,279
	Dashang Co. Ltd., Class A	9,790	35,605
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	23,880

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Deppon Logistics Co. Ltd., Class A	7,000	$14,107
*	Dezhan Healthcare Co. Ltd., Class A	69,800	28,909
	Dian Diagnostics Group Co. Ltd., Class A	15,800	22,825
	Digital China Group Co. Ltd., Class A	10,000	45,273
	Digital China Holdings Ltd.	99,000	36,809
	Digital China Information Service Group Co. Ltd., Class A	17,600	26,540
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	20,535
	Dongfang Electric Corp. Ltd., Class H	69,800	80,927
#	Dongfeng Motor Group Co. Ltd., Class H	398,000	159,057
	Dongguan Development Holdings Co. Ltd., Class A	20,800	28,851
	Dongyue Group Ltd.	245,000	261,413
#	DouYu International Holdings Ltd., ADR	7,339	115,076
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	33,025
	Easyhome New Retail Group Co. Ltd., Class A	58,000	27,306
	E-Commodities Holdings Ltd.	260,000	37,445
	Edvantage Group Holdings Ltd.	53,740	14,243
	EEKA Fashion Holdings Ltd.	51,000	56,401
	Era Co. Ltd., Class A	28,900	16,860
	Essex Bio-technology Ltd.	59,000	21,824
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	17,641
	EVA Precision Industrial Holdings Ltd.	196,000	15,898
	Ever Sunshine Services Group Ltd.	108,000	25,584
		Shares	Value»
CHINA — (Continued)
Ω	Everbright Securities Co. Ltd., Class H	65,200	$63,712
	Excellence Commercial Property & Facilities Management Group Ltd.	69,000	11,259
	Fangda Carbon New Material Co. Ltd., Class A	30,200	18,918
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	13,710
	Far East Horizon Ltd.	267,000	196,899
	Far East Smarter Energy Co. Ltd., Class A	33,200	21,443
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	24,457
	FAWER Automotive Parts Co. Ltd., Class A	23,200	16,558
	Feilong Auto Components Co. Ltd., Class A	17,800	32,503
	FESCO Group Co. Ltd., Class A	8,400	21,654
*	FIH Mobile Ltd.	672,000	69,253
*	Financial Street Holdings Co. Ltd., Class A	69,300	28,993
	FinVolution Group, ADR	31,745	242,532
	First Tractor Co. Ltd., Class H	12,000	11,216
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	17,138
	Fosun International Ltd.	412,500	225,562
	Fu Shou Yuan International Group Ltd.	236,000	130,044
#	Fufeng Group Ltd.	313,000	209,350
	Fujian Longking Co. Ltd., Class A	7,900	13,518
	Fujian Star-net Communication Co. Ltd., Class A	10,400	28,095
	Fujian Sunner Development Co. Ltd., Class A	11,100	21,628
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	21,169

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fushun Special Steel Co. Ltd., Class A	24,500	$18,145
	Gansu Energy Chemical Co. Ltd., Class A	102,700	36,816
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	17,029
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	12,610
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	23,068
	GCL Energy Technology Co. Ltd., Class A	25,936	26,414
*	GCL Technology Holdings Ltd.	166,000	26,204
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	224,108
	Geely Automobile Holdings Ltd.	991,002	1,834,740
	Gemdale Properties & Investment Corp. Ltd.	1,046,000	36,429
Ω	Genertec Universal Medical Group Co. Ltd.	196,000	121,110
	GF Securities Co. Ltd., Class H	187,000	253,606
#*	Global New Material International Holdings Ltd.	63,000	29,365
*	Glorious Property Holdings Ltd.	294,000	377
	Goldenmax International Group Ltd., Class A	19,400	21,890
	Goldwind Science & Technology Co. Ltd., Class H	75,878	53,182
*	Goodbaby International Holdings Ltd.	204,000	28,975
	Grand Pharmaceutical Group Ltd.	179,500	97,352
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	22,781
	Greatview Aseptic Packaging Co. Ltd.	194,000	65,404
	Greentown China Holdings Ltd.	209,000	231,692
		Shares	Value»
CHINA — (Continued)
Ω	Greentown Management Holdings Co. Ltd.	96,000	$36,058
	Greentown Service Group Co. Ltd.	244,000	113,715
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	34,641
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	24,717
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	22,362
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	13,611
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	24,357
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	25,365
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	24,000	38,134
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,700	27,253
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,800	21,296
	Guangdong Tapai Group Co. Ltd., Class A	14,400	15,595
	Guangdong Vanward New Electric Co. Ltd., Class A	15,600	23,151
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	19,230
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	19,018
*	Guanghui Logistics Co. Ltd., Class A	17,000	22,130
	Guangshen Railway Co. Ltd., Class H	280,000	75,823

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	$8,974
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	26,600	8,487
#	Guangzhou Automobile Group Co. Ltd., Class H	452,000	177,469
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	67,547
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	8,100	27,409
	Guangzhou Wondfo Biotech Co. Ltd., Class A	3,200	9,850
	Guilin Layn Natural Ingredients Corp., Class A	12,100	12,451
	Guizhou Chanhen Chemical Corp., Class A	7,600	23,512
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	14,422
	Guizhou Tyre Co. Ltd., Class A	27,600	18,419
	Guizhou Zhenhua E-chem, Inc., Class A	6,533	9,025
*	Guoguang Electric Co. Ltd., Class A	12,600	31,540
Ω	Guotai Junan Securities Co. Ltd., Class H	72,600	107,752
*	Hainan Meilan International Airport Co. Ltd., Class H	41,000	41,666
	Hainan Mining Co. Ltd., Class A	18,400	17,218
	Haitian International Holdings Ltd.	84,000	223,319
	Haitong Securities Co. Ltd., Class H	512,400	448,409
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	310,000	36,648
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	62,557
		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	$21,679
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	40,555
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	1,900	10,246
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	6,800	11,793
	Hangzhou Iron & Steel Co., Class A	63,800	45,732
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	22,126
	Harbin Electric Co. Ltd., Class H	164,000	66,932
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	14,347
	HBIS Resources Co. Ltd., Class A	11,400	22,409
*Ω	HBM Holdings Ltd.	63,000	29,742
	Health & Happiness H&H International Holdings Ltd.	56,000	58,803
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	21,530
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,600	22,057
	Hello Group, Inc., Sponsored ADR	30,301	217,864
	Henan Liliang Diamond Co. Ltd., Class A	2,600	11,793
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	33,564
	Henan Pinggao Electric Co. Ltd., Class A	18,300	45,145
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	25,077
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	22,396

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	$18,906
	Hengan International Group Co. Ltd.	115,500	316,196
*	Hengdeli Holdings Ltd.	201,037	3,175
	Hitevision Co. Ltd., Class A	3,900	12,736
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	41,111
*	HNA Technology Co. Ltd., Class A	65,000	22,424
*	Hopson Development Holdings Ltd.	235,295	90,216
	Horizon Construction Development Ltd.	256,332	40,024
	Hoymiles Power Electronics, Inc., Class A	1,103	15,407
	Hoyuan Green Energy Co. Ltd., Class A	20,100	42,878
Ω	Hua Hong Semiconductor Ltd.	140,000	414,877
	Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	8,048
	Huadian Heavy Industries Co. Ltd., Class A	27,200	25,233
	Huafu Fashion Co. Ltd., Class A	38,500	24,982
	Huaihe Energy Group Co. Ltd., Class A	41,600	19,103
	Huangshan Tourism Development Co. Ltd., Class A	7,000	10,701
	Huapont Life Sciences Co. Ltd., Class A	18,200	9,669
Ω	Huatai Securities Co. Ltd., Class H	240,800	414,676
	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	44,638
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	59,300	31,149
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	20,683
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	23,166
		Shares	Value»
CHINA — (Continued)
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,300	$23,510
	Huishang Bank Corp. Ltd., Class H	31,000	9,830
#*Ω	Huitongda Network Co. Ltd., Class H	3,600	6,700
	Hunan Aihua Group Co. Ltd., Class A	6,200	13,208
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	21,878
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	13,126
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	21,710
	HUYA, Inc., ADR	16,422	57,477
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	65,200	106,802
*	Hytera Communications Corp. Ltd., Class A	38,600	65,874
*	HyUnion Holding Co. Ltd., Class A	23,200	17,797
	IKD Co. Ltd., Class A	17,300	42,285
	Infore Environment Technology Group Co. Ltd., Class A	41,500	27,320
	Inkeverse Group Ltd.	97,000	21,690
	Intco Medical Technology Co. Ltd., Class A	7,680	28,836
*	iQIYI, Inc., ADR	69,586	151,002
	Jangho Group Co. Ltd., Class A	15,800	11,586
*Ω	JD Health International, Inc.	167,250	692,539
*Ω	JD Logistics, Inc.	334,900	576,690
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	24,889
	Jiangling Motors Corp. Ltd., Class A	13,700	42,689
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	12,223
	Jiangsu Azure Corp., Class A	20,800	35,177
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	27,514

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	$20,563
	Jiangsu Etern Co. Ltd., Class A	32,600	22,141
	Jiangsu General Science Technology Co. Ltd., Class A	25,500	19,514
	Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	49,621
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	19,570
	Jiangsu Hongdou Industrial Co. Ltd., Class A	48,800	14,940
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,100	24,955
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	36,475
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	15,815
	Jiangsu Lihua Foods Group Co. Ltd.	5,600	14,615
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	20,456
	Jiangsu Shagang Co. Ltd., Class A	44,600	32,731
	Jiangsu Shentong Valve Co. Ltd., Class A	13,200	22,284
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	21,539
*	Jiangsu Sopo Chemical Co., Class A	11,400	11,218
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	23,000	16,981
	Jiangsu Yinhe Electronics Co. Ltd., Class A	32,400	23,978
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	41,839
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	$26,623
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	29,315
	Jiangxi Copper Co. Ltd., Class H	212,000	336,478
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	18,406
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	9,121
	Jihua Group Corp. Ltd., Class A	55,500	19,521
*	Jilin Chemical Fibre, Class A	36,700	17,244
	Jinchuan Group International Resources Co. Ltd.	463,000	31,080
*	Jinke Smart Services Group Co. Ltd., Class H	20,700	18,353
#	JinkoSolar Holding Co. Ltd., ADR	7,793	161,861
	Jinlei Technology Co. Ltd., Class A	8,200	22,049
	Jinmao Property Services Co. Ltd.	5,740	1,830
Ω	Jinxin Fertility Group Ltd.	432,000	134,917
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	9,700
#Ω	Jiumaojiu International Holdings Ltd.	57,000	19,317
	Jizhong Energy Resources Co. Ltd., Class A	36,400	30,249
	JS Corrugating Machinery Co. Ltd., Class A	13,400	22,421
#*Ω	JS Global Lifestyle Co. Ltd.	274,500	64,539
	JSTI Group, Class A	29,400	38,590
*	Ju Teng International Holdings Ltd.	234,000	26,223
	Juewei Food Co. Ltd., Class A	12,700	25,541
*	JY Grandmark Holdings Ltd.	30,000	1,118
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	26,692

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kaishan Group Co. Ltd., Class A	12,800	$17,024
	Keda Industrial Group Co. Ltd., Class A	29,400	32,875
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	23,863
#	Kinetic Development Group Ltd.	476,000	75,775
	Kingboard Holdings Ltd.	134,000	341,463
	Kingboard Laminates Holdings Ltd.	153,500	153,943
	Kingsoft Corp. Ltd.	176,200	890,765
	KPC Pharmaceuticals, Inc., Class A	10,800	24,187
	Kuangda Technology Group Co. Ltd., Class A	32,500	21,982
	Kunlun Energy Co. Ltd.	728,000	695,118
	Laobaixing Pharmacy Chain JSC, Class A	10,100	21,851
	Launch Tech Co. Ltd., Class H	27,000	33,626
	Lee & Man Chemical Co. Ltd.	34,000	17,562
	Lee & Man Paper Manufacturing Ltd.	228,000	65,667
*Ω	Legend Holdings Corp., Class H	115,600	109,287
	LexinFintech Holdings Ltd., ADR	22,127	174,803
	Leyard Optoelectronic Co. Ltd., Class A	44,200	36,147
	Li Ning Co. Ltd.	430,000	889,205
	Liaoning Cheng Da Co. Ltd., Class A	20,200	27,202
	Liaoning Port Co. Ltd., Class H	396,000	35,929
*	Lier Chemical Co. Ltd., Class A	9,500	11,108
	Linewell Software Co. Ltd., Class A	19,400	33,515
#	Lingbao Gold Group Co. Ltd., Class H	72,000	44,043
#Ω	Linklogis, Inc., Class B	232,000	45,766
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	27,895
	Loncin Motor Co. Ltd., Class A	26,200	36,712
Ω	Longfor Group Holdings Ltd.	365,000	463,948
		Shares	Value»
CHINA — (Continued)
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	$17,222
	Longshine Technology Group Co. Ltd., Class A	31,900	44,640
	Lonking Holdings Ltd.	374,000	81,291
	Lucky Harvest Co. Ltd., Class A	5,600	33,382
	Luenmei Quantum Co. Ltd., Class A	29,400	22,511
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	22,467
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	22,975
	Luxin Venture Capital Group Co. Ltd., Class A	10,400	17,390
*Ω	Luye Pharma Group Ltd.	456,500	122,174
*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	52,455
	Maccura Biotechnology Co. Ltd., Class A	12,800	21,830
#*Ω	Maoyan Entertainment	88,400	98,253
Ω	Medlive Technology Co. Ltd.	22,000	24,714
	Mesnac Co. Ltd., Class A	20,100	24,199
	Metallurgical Corp. of China Ltd., Class H	549,000	107,501
*Ω	Microport Cardioflow Medtech Corp.	120,000	11,930
#Ω	Midea Real Estate Holding Ltd.	51,200	19,261
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	23,931
	Ming Yuan Cloud Group Holdings Ltd.	282,000	95,540
*	Minmetals Development Co. Ltd., Class A	14,800	14,086
*	Minth Group Ltd.	144,000	287,606
	MLS Co. Ltd., Class A	18,000	20,231
*Ω	Mobvista, Inc.	91,000	83,862
*	MOG Digitech Holdings Ltd.	182,000	22,845

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Moon Environment Technology Co. Ltd., Class A	16,200	$26,744
	Morimatsu International Holdings Co. Ltd.	78,000	47,290
	Nanhua Futures Co. Ltd., Class A	7,900	12,800
	NanJi E-Commerce Co. Ltd., Class A	30,400	20,805
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	30,660
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	56,007
	Nanjing Pharmaceutical Co. Ltd., Class A	32,100	21,655
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	288
*	Nanjing Tanker Corp., Class A	98,100	43,199
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	23,846
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	12,415
	NetDragon Websoft Holdings Ltd.	46,000	59,939
	Neusoft Corp., Class A	18,000	23,555
	New China Life Insurance Co. Ltd., Class H	166,100	519,830
	Nexteer Automotive Group Ltd.	158,000	73,215
#*	Nine Dragons Paper Holdings Ltd.	223,000	90,643
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	24,618
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	21,203
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	35,052
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	11,975
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,435	28,147
		Shares	Value»
CHINA — (Continued)
	Ningbo Shanshan Co. Ltd., Class A	20,000	$19,200
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	18,723
	Ningbo Yunsheng Co. Ltd., Class A	17,300	18,120
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	24,784
*	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	12,370
	NKY Medical Holdings Ltd., Class A	9,750	18,874
	Noah Holdings Ltd., Sponsored ADR	6,183	65,416
	Norinco International Cooperation Ltd., Class A	11,200	14,971
	North China Pharmaceutical Co. Ltd., Class A	19,300	14,764
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	17,867
	Northeast Securities Co. Ltd., Class A	31,000	32,805
*	Nuode New Materials Co. Ltd., Class A	34,600	17,696
#	Onewo, Inc., Class H	38,800	109,970
	ORG Technology Co. Ltd., Class A	45,300	31,462
	Orient International Enterprise Ltd., Class A	18,500	16,654
	Orient Overseas International Ltd.	23,000	307,906
Ω	Orient Securities Co. Ltd., Class H	133,600	86,462
*	Oriental Energy Co. Ltd., Class A	28,500	38,537
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	7,300	21,363
	PCI Technology Group Co. Ltd., Class A	41,700	26,069
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	3,085
*	Pengxin International Mining Co. Ltd., Class A	49,700	21,589

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Ping An Healthcare & Technology Co. Ltd.	292,100	$230,674
	PNC Process Systems Co. Ltd., Class A	6,000	18,854
*	Polaris Bay Group Co. Ltd., Class A	37,000	34,546
	Poly Property Group Co. Ltd.	372,560	70,143
	Poly Property Services Co. Ltd., Class H	23,200	81,843
	Prinx Chengshan Holdings Ltd.	18,000	17,843
	PW Medtech Group Ltd.	123,000	14,517
	Pylon Technologies Co. Ltd., Class A	2,355	12,287
*	Q Technology Group Co. Ltd.	73,000	73,049
*	Qi An Xin Technology Group, Inc., Class A	6,264	21,731
	Qifu Technology, Inc., ADR	20,470	816,753
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	26,783
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	20,320
	Qingdao Gaoce Technology Co. Ltd., Class A	10,070	13,879
	Qingdao Gon Technology Co. Ltd., Class A	3,900	12,942
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	22,494
Ω	Qingdao Port International Co. Ltd., Class H	113,000	87,909
	Qingdao Rural Commercial Bank Corp., Class A	55,000	22,694
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	9,600	12,424
	Qinhuangdao Port Co. Ltd., Class H	107,500	28,508
*	Qudian, Inc., Sponsored ADR	29,458	83,072
		Shares	Value»
CHINA — (Continued)
#*	Radiance Holdings Group Co. Ltd.	119,000	$43,215
*Ω	Red Star Macalline Group Corp. Ltd., Class H	100,600	19,498
*Ω	Redco Properties Group Ltd.	160,000	3,121
	Renhe Pharmacy Co. Ltd., Class A	38,400	29,730
	Rianlon Corp., Class A	3,300	12,814
	Risen Energy Co. Ltd., Class A	11,200	16,536
	Riyue Heavy Industry Co. Ltd., Class A	17,000	28,370
	Rizhao Port Co. Ltd., Class A	28,000	11,751
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	28,909
*	Roshow Technology Co. Ltd., Class A	46,700	48,082
	Runjian Co. Ltd., Class A	4,400	19,549
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	31,697
	Sansure Biotech, Inc., Class A	4,502	12,550
#	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	143,475
*	Seazen Group Ltd.	624,380	138,752
	S-Enjoy Service Group Co. Ltd.	73,000	27,686
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	20,308
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	20,286
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	19,418
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	12,025
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,000	18,139
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	19,617

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Haihua Co. Ltd., Class A	15,600	$11,179
*	Shandong Hi-Speed New Energy Group Ltd.	112,800	25,663
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	19,100	15,124
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	10,334
	Shandong Humon Smelting Co. Ltd., Class A	15,300	23,052
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	18,169
	Shandong Jinjing Science & Technology Co. Ltd., Class A	22,800	16,187
	Shandong Lukang Pharma, Class A	23,200	28,556
	Shandong Pharmaceutical Glass Co. Ltd., Class A	5,800	19,290
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	27,625
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	499,200	311,547
	Shandong Xiantan Co. Ltd., Class A	10,050	8,049
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	20,014
	Shanghai AJ Group Co. Ltd., Class A	37,000	24,602
	Shanghai Bailian Group Co. Ltd., Class A	25,800	34,722
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	9,443
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	19,902
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	15,763
		Shares	Value»
CHINA — (Continued)
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	$18,599
#*	Shanghai Electric Group Co. Ltd., Class H	372,000	126,634
	Shanghai Environment Group Co. Ltd., Class A	31,680	34,388
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,000	123,058
	Shanghai Huayi Group Co. Ltd., Class A	21,300	19,854
	Shanghai Industrial Holdings Ltd.	85,000	123,607
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	22,044
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	23,747
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	23,773
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,500	26,512
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	180,488
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	12,357
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	17,447
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	23,728
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	37,861
	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	47,041
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	12,000	11,461

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	$23,640
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	22,234
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	28,962
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	20,764
	Shantui Construction Machinery Co. Ltd., Class A	22,000	30,429
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	20,479
	Shanxi Coking Co. Ltd., Class A	75,810	39,947
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	19,136
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	16,977
*	Shanxi Meijin Energy Co. Ltd., Class A	35,100	19,960
	Shanying International Holding Co. Ltd., Class A	104,000	24,233
	Shenghe Resources Holding Co. Ltd., Class A	36,800	54,200
	Shenma Industry Co. Ltd., Class A	31,900	32,792
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	66,207
	Shenzhen Agricultural Power Group Co. Ltd., Class A	20,600	18,695
	Shenzhen Airport Co. Ltd., Class A	31,600	30,797
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	14,268
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	26,359
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	21,488
	Shenzhen Desay Battery Technology Co., Class A	6,300	19,618
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	$41,303
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	12,382
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	14,767
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	11,195
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	48,211
	Shenzhen International Holdings Ltd.	264,200	236,477
	Shenzhen Investment Ltd.	282,068	29,391
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	26,287
	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	23,011
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,100	22,066
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	23,121
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	35,596
	Shenzhen Leaguer Co. Ltd., Class A	24,800	27,431
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	30,247
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	16,890
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	37,382
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,900	27,144
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	13,579
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	23,532

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	$18,039
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	44,593
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	9,001
	Shinva Medical Instrument Co. Ltd., Class A	7,930	17,572
	Shiyue Daotian Group Co. Ltd.	18,000	12,746
	Shoucheng Holdings Ltd.	466,000	59,487
	Shougang Fushan Resources Group Ltd.	453,416	138,841
	Shui On Land Ltd.	914,000	75,254
	Sichuan EM Technology Co. Ltd., Class A	17,500	19,095
	Sichuan Haite High-tech Co. Ltd., Class A	15,500	20,898
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	23,890
	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	26,358
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	23,370
	Sichuan Yahua Industrial Group Co. Ltd., Class A	14,000	25,460
	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	44,504
	SIIC Environment Holdings Ltd. (807 HK)	193,000	22,351
Ω	Simcere Pharmaceutical Group Ltd.	124,000	109,183
*	Sinic Holdings Group Co. Ltd.	28,000	0
	Sino Biopharmaceutical Ltd.	1,566,000	569,288
*	Sinochem International Corp., Class A	30,600	15,832
		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	464,000	$66,894
	Sinomach Automobile Co. Ltd., Class A	21,400	18,789
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	19,318
	Sinopec Engineering Group Co. Ltd., Class H	282,500	226,084
	Sinopec Kantons Holdings Ltd.	230,000	129,164
*	Sinopec Oilfield Equipment Corp., Class A	25,600	22,106
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	70,734
	Sinopharm Group Co. Ltd., Class H	259,200	685,516
	Sino-Platinum Metals Co. Ltd., Class A	10,660	20,206
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	10,659
	Sinosteel New Materials Co. Ltd., Class A	12,100	12,164
	Sinotrans Ltd., Class H	393,000	187,498
	Sinotruk Hong Kong Ltd.	114,000	332,245
	Skyworth Digital Co. Ltd., Class A	15,900	26,620
	Skyworth Group Ltd.	236,434	81,670
#Ω	Smoore International Holdings Ltd.	131,000	212,075
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	17,956
*	SOHO China Ltd.	381,500	31,938
	Southern Publishing & Media Co. Ltd., Class A	5,800	12,890
	SSY Group Ltd.	212,000	86,183
	Stanley Agricultural Group Co. Ltd., Class A	22,000	22,036
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	41,724
	STO Express Co. Ltd., Class A	13,600	19,984
	Sumec Corp. Ltd., Class A	29,000	38,087

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sun Art Retail Group Ltd.	472,000	$103,238
*	Sun King Technology Group Ltd.	218,000	37,928
	Suning Universal Co. Ltd., Class A	67,314	20,772
	Sunrise Group Co. Ltd., Class A	27,700	21,676
*	Sunstone Development Co. Ltd., Class A	10,000	19,824
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	23,583
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	28,934
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	18,688
#	SY Holdings Group Ltd.	126,500	127,925
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	14,955
*	Tangshan Jidong Cement Co. Ltd., Class A	31,600	21,628
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	23,800
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	23,799
	TCL Electronics Holdings Ltd.	209,000	183,263
	TDG Holdings Co. Ltd., Class A	21,000	19,954
	Tencent Music Entertainment Group, ADR	9,792	117,308
	Three's Co. Media Group Co. Ltd., Class A	6,700	28,970
	Tian An China Investment Co. Ltd.	123,000	73,225
*††	Tian Shan Development Holding Ltd.	52,000	0
	Tiande Chemical Holdings Ltd.	156,000	22,864
	Tiangong International Co. Ltd.	308,000	73,663
		Shares	Value»
CHINA — (Continued)
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	$25,713
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	22,686
	Tianjin Port Co. Ltd., Class A	33,200	21,794
	Tianjin Port Development Holdings Ltd.	526,000	45,818
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	25,504
	Tianjin Teda Co. Ltd., Class A	47,200	24,954
#	Tianneng Power International Ltd.	122,000	117,358
#	Tianqi Lithium Corp., Class H	26,800	77,933
	Tianrun Industry Technology Co. Ltd., Class A	35,200	26,596
#*	Tibet Water Resources Ltd.	477,000	21,493
	Titan Wind Energy Suzhou Co. Ltd., Class A	17,500	17,341
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	25,768
	Toly Bread Co. Ltd., Class A	27,100	21,694
	Tomson Group Ltd.	89,778	34,471
	Tong Ren Tang Technologies Co. Ltd., Class H	116,000	72,823
*	Tongdao Liepin Group	30,800	11,590
*	Tongguan Gold Group Ltd.	112,000	6,694
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	25,234
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	21,108
	Topsec Technologies Group, Inc., Class A	35,200	34,878
Ω	Topsports International Holdings Ltd.	345,000	127,623
	Transfar Zhilian Co. Ltd., Class A	38,900	23,136

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TravelSky Technology Ltd., Class H	155,000	$190,996
	Triangle Tyre Co. Ltd., Class A	9,700	20,550
	Truly International Holdings Ltd.	314,000	48,554
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	2,590
	Unilumin Group Co. Ltd., Class A	28,700	27,412
	Valiant Co. Ltd., Class A	14,100	19,709
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	11,500	27,366
	Vatti Corp. Ltd., Class A	19,300	18,648
*††Ω	Venus MedTech Hangzhou, Inc., Class H	47,000	6,334
	Victory Giant Technology Huizhou Co. Ltd., Class A	6,900	51,269
	Vipshop Holdings Ltd., ADR	62,902	903,902
*	Vnet Group, Inc., ADR	15,955	111,206
	Walvax Biotechnology Co. Ltd., Class A	13,200	20,368
	Wangneng Environment Co. Ltd., Class A	10,100	20,668
	Wanguo Gold Group Ltd.	64,000	109,787
	Wanxiang Qianchao Co. Ltd., Class A	50,000	41,667
	Wasion Holdings Ltd.	124,000	122,918
	Wasu Media Holding Co. Ltd., Class A	24,500	24,243
	Weibo Corp. (9898 HK), Class A	4,640	45,468
	Weichai Power Co. Ltd., Class H	342,000	595,147
	Weifu High-Technology Group Co. Ltd., Class A	12,200	30,562
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	21,570
*	Wellhope Foods Co. Ltd., Class A	18,200	19,917
		Shares	Value»
CHINA — (Continued)
	West China Cement Ltd.	394,000	$74,473
#	Wharf Holdings Ltd.	210,000	513,031
	Windey Energy Technology Group Co. Ltd., Class A	10,400	18,627
	Wolong Electric Group Co. Ltd., Class A	12,900	36,887
	Wuhu Token Science Co. Ltd., Class A	41,900	35,935
	Wushang Group Co. Ltd., Class A	19,800	22,986
*Ω	Wuxi Biologics Cayman, Inc.	721,500	1,727,063
	Wuxi Boton Technology Co. Ltd., Class A	9,700	24,795
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	18,551
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	11,922
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	22,857
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	21,678
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	221,000	25,203
	Xiamen Bank Co. Ltd., Class A	54,200	41,508
*	Xiamen Changelight Co. Ltd., Class A	25,000	37,666
	Xiamen ITG Group Corp. Ltd., Class A	23,400	20,620
	Xiamen Xiangyu Co. Ltd., Class A	31,300	26,807
	Xi'An Shaangu Power Co. Ltd., Class A	26,300	29,341
	Xiandai Investment Co. Ltd., Class A	38,000	22,164
	Xiangcai Co. Ltd., Class A	23,100	20,834
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	21,495
	Xianhe Co. Ltd., Class A	11,300	33,884
	Xilinmen Furniture Co. Ltd., Class A	7,500	17,339
	Xinfengming Group Co. Ltd., Class A	28,900	46,390

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xingfa Aluminium Holdings Ltd.	20,000	$17,849
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	86,237
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	15,719
	Xinjiang Joinworld Co. Ltd., Class A	18,800	18,212
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	24,139
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	16,651
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	27,267
#*	Xinte Energy Co. Ltd., Class H	64,000	60,006
	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	18,447
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	38,232
#	Xinyi Energy Holdings Ltd.	528,127	53,706
	Xinyi Solar Holdings Ltd.	920,000	379,292
	Xinyu Iron & Steel Co. Ltd., Class A	47,700	24,301
	Xinzhi Group Co. Ltd., Class A	13,100	25,781
	Xtep International Holdings Ltd.	317,520	245,348
*	Xunlei Ltd., ADR	12,789	31,717
	Yangling Metron New Material, Inc., Class A	6,700	17,397
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	72,725
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,800	11,317
*	Yatsen Holding Ltd., ADR	17,343	54,977
*	Yeahka Ltd.	34,000	35,786
	Yechiu Metal Recycling China Ltd., Class A	70,100	22,564
		Shares	Value»
CHINA — (Continued)
	Yeebo International Holdings Ltd.	46,000	$23,150
	Yibin Tianyuan Group Co. Ltd., Class A	14,900	8,456
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	69,701
	Yiren Digital Ltd., Sponsored ADR	19,865	112,833
Ω	Yixin Group Ltd.	525,500	54,213
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	11,172
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	40,480
	Yongjin Technology Group Co. Ltd.	6,800	18,909
	Yotrio Group Co. Ltd., Class A	63,800	30,012
	Youzu Interactive Co. Ltd., Class A	17,900	21,745
#	Yuexiu Property Co. Ltd.	261,600	163,847
	Yuexiu Services Group Ltd.	90,500	36,691
*	Yueyang Forest & Paper Co. Ltd., Class A	24,600	16,532
	Yunnan Energy Investment Co. Ltd., Class A	11,700	18,312
	Yusys Technologies Co. Ltd., Class A	9,500	25,637
	Yutong Bus Co. Ltd., Class A	13,000	51,091
	Zengame Technology Holding Ltd.	62,000	18,257
	Zhefu Holding Group Co. Ltd., Class A	68,100	28,169
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	24,997
	Zhejiang Communications Technology Co. Ltd., Class A	58,320	30,997
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	29,628
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	21,739

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	$26,703
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	11,133
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	15,600	11,292
	Zhejiang Hailiang Co. Ltd., Class A	17,500	25,537
	Zhejiang HangKe Technology, Inc. Co., Class A	8,981	21,952
	Zhejiang Hangmin Co. Ltd., Class A	13,700	13,458
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	22,243
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	57,093
	Zhejiang Huangma Technology Co. Ltd., Class A	15,200	23,323
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	15,926
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,400	34,930
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	39,343
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	17,606
	Zhejiang Medicine Co. Ltd., Class A	8,405	17,483
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	66,780	47,143
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,556	10,129
	Zhejiang Runtu Co. Ltd., Class A	10,300	9,805
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	28,895
		Shares	Value»
CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	$21,517
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	12,214
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	25,798
	Zhejiang Wanma Co. Ltd., Class A	25,300	29,381
	Zhejiang Wansheng Co. Ltd., Class A	8,600	11,673
	Zhejiang XCC Group Co. Ltd., Class A	5,900	35,377
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	18,939
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	24,014
	Zhejiang Xinao Textiles, Inc., Class A	19,200	17,326
	Zhende Medical Co. Ltd., Class A	3,900	11,783
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	44,886
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	18,902
	Zhewen Interactive Group Co. Ltd., Class A	33,900	30,599
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	155,000	240,915
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	26,116
	Zhongsheng Group Holdings Ltd.	150,500	238,013
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	18,610
Ω	Zhou Hei Ya International Holdings Co. Ltd.	151,500	33,286

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	43,848	$32,249
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	59,500	229,348
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	43,487
	Zhuzhou Times New Material Technology Co. Ltd., Class A	6,300	10,634
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	38,490
#Ω	ZJLD Group, Inc.	46,000	39,504
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	22,843
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	185,834
TOTAL CHINA			63,573,677
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	5,074	8,430
*	Corp. Financiera Colombiana SA	9,935	41,536
	Grupo Argos SA	36,020	170,635
TOTAL COLOMBIA			220,601
GREECE — (0.6%)
	Aegean Airlines SA	2,057	23,138
	Alpha Services & Holdings SA	252,527	464,588
	Autohellas Tourist & Trading SA	2,338	26,485
	Bank of Greece	2,693	40,143
	Ellaktor SA	5,435	12,612
	ElvalHalcor SA	4,871	10,551
	Fourlis Holdings SA	2,389	10,173
	GEK Terna SA	5,473	106,005
	Hellenic Exchanges - Athens Stock Exchange SA	4,613	23,704
	Helleniq Energy Holdings SA	12,846	99,813
	Jumbo SA	808	21,828
*	LAMDA Development SA	9,148	65,911
	Motor Oil Hellas Corinth Refineries SA	8,499	187,782
	Piraeus Port Authority SA	1,053	32,649
		Shares	Value»
GREECE — (Continued)
	Quest Holdings SA	1,769	$11,576
	Sarantis SA	2,283	26,992
	Titan Cement International SA (TITC GA)	5,440	257,375
TOTAL GREECE			1,421,325
HONG KONG — (0.0%)
	PAX Global Technology Ltd.	45,000	27,703
††	Untrade.China Dili	334,200	5,310
TOTAL HONG KONG			33,013
INDIA — (21.5%)
	360 ONE WAM Ltd.	16,231	188,675
	63 Moons Technologies Ltd.	3,396	29,283
	Aarti Drugs Ltd.	7,935	37,074
	Aarti Industries Ltd.	25,524	131,118
	Aarti Pharmalabs Ltd.	3,849	25,840
*	Aavas Financiers Ltd.	5,153	101,484
	ACC Ltd.	11,413	263,462
	Action Construction Equipment Ltd.	6,469	94,795
	ADF Foods Ltd.	11,510	35,757
*	Aditya Birla Capital Ltd.	73,935	152,257
	Aditya Birla Real Estate Ltd.	8,265	204,285
	Advanced Enzyme Technologies Ltd.	6,682	25,318
	Aegis Logistics Ltd.	20,735	166,806
*	Aether Industries Ltd.	2,729	26,056
	AGI Greenpac Ltd.	3,184	28,723
	Agro Tech Foods Ltd.	1,967	17,990
	Ahluwalia Contracts India Ltd.	3,784	37,190
	AIA Engineering Ltd.	5,562	237,060
	Ajanta Pharma Ltd.	3,566	110,501
	Alembic Ltd.	6,876	9,270
	Alembic Pharmaceuticals Ltd.	8,442	89,218
	Alkem Laboratories Ltd.	4,259	248,450
	Allcargo Logistics Ltd.	29,876	14,557
*	Allcargo Terminals Ltd.	7,469	2,832
	Amara Raja Energy & Mobility Ltd.	17,864	213,110
*	Amber Enterprises India Ltd.	2,627	196,031
	Anant Raj Ltd.	16,935	116,256
	Andhra Paper Ltd.	1,113	1,120
	Andhra Sugars Ltd.	8,815	8,742
	Angel One Ltd.	687	18,532
	Apar Industries Ltd.	1,978	170,093

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	APL Apollo Tubes Ltd.	963	$16,764
	Apollo Pipes Ltd.	1,969	9,854
	Apollo Tyres Ltd.	58,316	292,799
	Arvind Fashions Ltd.	4,486	24,675
	Arvind Ltd.	22,037	86,122
	Asahi India Glass Ltd.	7,855	60,801
*	Ashapura Minechem Ltd.	2,747	14,957
	Ashiana Housing Ltd.	6,134	23,065
	Ashok Leyland Ltd.	187,863	469,578
*	Ashoka Buildcon Ltd.	22,830	67,540
Ω	Aster DM Healthcare Ltd.	20,067	113,491
	Astra Microwave Products Ltd.	3,585	30,290
	Atul Ltd.	1,372	99,383
Ω	AU Small Finance Bank Ltd.	22,943	159,038
	Aurobindo Pharma Ltd.	52,623	709,220
	Automotive Axles Ltd.	879	17,323
	Avadh Sugar & Energy Ltd.	1,253	6,454
	Avanti Feeds Ltd.	6,008	48,945
	Bajaj Consumer Care Ltd.	15,751	34,378
*	Bajaj Hindusthan Sugar Ltd.	120,090	38,368
	Bajaj Holdings & Investment Ltd.	3,740	497,284
	Balaji Amines Ltd.	852	16,854
	Balkrishna Industries Ltd.	10,726	342,102
	Balmer Lawrie & Co. Ltd.	10,274	23,330
	Balrampur Chini Mills Ltd.	24,145	134,613
	Banco Products India Ltd.	3,038	15,780
Ω	Bandhan Bank Ltd.	104,961	182,868
	Bank of India	87,859	113,367
	Bank of Maharashtra	86,887	51,053
	Bannari Amman Sugars Ltd.	715	29,653
	BASF India Ltd.	1,446	76,794
	BEML Ltd.	3,138	139,286
	Bhansali Engineering Polymers Ltd.	32,989	46,284
	Bharat Bijlee Ltd.	1,034	38,477
	Bharat Forge Ltd.	2,085	29,709
	Bharat Heavy Electricals Ltd.	185,535	443,362
	Bharat Rasayan Ltd.	47	5,573
	Birla Corp. Ltd.	5,943	79,774
	Birlasoft Ltd.	27,719	170,663
	Bombay Burmah Trading Co.	3,632	88,299
		Shares	Value»
INDIA — (Continued)
*	Borosil Scientific Ltd.	1,599	$2,925
	Bosch Ltd.	925	306,761
	Brigade Enterprises Ltd.	10,379	138,268
*	Brightcom Group Ltd.	196,745	23,282
	BSE Ltd.	8,010	488,604
	Can Fin Homes Ltd.	13,719	105,201
	Canara Bank	358,790	384,119
*	Capacit'e Infraprojects Ltd.	12,960	53,985
	Caplin Point Laboratories Ltd.	4,054	97,438
	Carborundum Universal Ltd.	1,706	23,303
	Care Ratings Ltd.	3,111	44,478
*	Cartrade Tech Ltd.	2,827	53,767
	CCL Products India Ltd.	7,811	56,160
	Ceat Ltd.	5,123	169,159
	Century Enka Ltd.	2,942	18,241
	Century Plyboards India Ltd.	2,114	19,604
	Chambal Fertilisers & Chemicals Ltd.	29,578	171,329
	Cholamandalam Financial Holdings Ltd.	15,121	265,317
	Cholamandalam Investment & Finance Co. Ltd.	46,252	686,486
	CIE Automotive India Ltd.	20,010	106,789
*	Cigniti Technologies Ltd.	1,547	26,458
	Cipla Ltd.	21,378	364,682
	City Union Bank Ltd.	66,775	133,593
	CMS Info Systems Ltd.	14,556	72,425
Ω	Cochin Shipyard Ltd.	19,212	338,348
	Confidence Petroleum India Ltd.	17,447	13,767
	Container Corp. of India Ltd.	40,331	361,068
	Coromandel International Ltd.	17,834	371,877
	Cosmo First Ltd.	2,466	21,246
	CreditAccess Grameen Ltd.	8,071	99,000
*	CSB Bank Ltd.	13,783	48,656
	Cummins India Ltd.	1,676	56,577
	Cyient Ltd.	10,301	171,913
	Dalmia Bharat Ltd.	13,110	281,300
	Dalmia Bharat Sugar & Industries Ltd.	1,619	6,532
	DB Corp. Ltd.	6,805	20,475
	DCB Bank Ltd.	57,328	78,470
	DCM Shriram Ltd.	5,586	75,086
*	DCW Ltd.	20,413	18,580

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	$105,374
*	Delhivery Ltd.	24,060	89,217
	Delta Corp. Ltd.	17,415	20,443
*	DEN Networks Ltd.	17,185	7,785
*	Dhampur Sugar Mills Ltd.	5,029	8,867
*	Dhani Services Ltd.	45,884	40,915
	Dhanuka Agritech Ltd.	1,649	27,702
Ω	Dilip Buildcon Ltd.	2,926	14,629
*	Dishman Carbogen Amcis Ltd.	4,884	13,036
	Dr. Reddy's Laboratories Ltd., ADR	46,791	646,652
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	2,129	29,830
*	Dwarikesh Sugar Industries Ltd.	25,289	14,770
	eClerx Services Ltd.	3,096	107,930
	Edelweiss Financial Services Ltd.	91,879	115,591
*	EID Parry India Ltd.	13,557	127,959
	EIH Ltd.	16,018	68,317
	Electrosteel Castings Ltd.	67,971	100,221
Ω	Endurance Technologies Ltd.	4,098	93,689
	Engineers India Ltd.	54,368	106,739
	Epigral Ltd.	2,451	51,880
	EPL Ltd.	16,493	43,220
*	Equinox India Developments Ltd.	69,019	114,910
Ω	Equitas Small Finance Bank Ltd.	64,024	49,648
*Ω	Eris Lifesciences Ltd.	5,181	73,453
	Escorts Kubota Ltd.	7,272	306,231
	Everest Industries Ltd.	632	4,628
	Exide Industries Ltd.	67,801	293,169
	FDC Ltd.	8,552	45,879
	Federal Bank Ltd.	298,315	641,496
	FIEM Industries Ltd.	2,550	41,153
*	Fino Payments Bank Ltd.	2,776	9,310
	Finolex Cables Ltd.	10,965	126,242
	Finolex Industries Ltd.	45,245	107,186
	Firstsource Solutions Ltd.	40,640	156,363
	Force Motors Ltd.	534	38,807
	Fortis Healthcare Ltd.	67,232	498,672
	Gabriel India Ltd.	14,644	78,388
	GAIL India Ltd. (GAIL IN)	138,523	281,643
		Shares	Value»
INDIA — (Continued)
	Galaxy Surfactants Ltd.	1,265	$34,713
	Ganesh Housing Corp. Ltd.	2,074	32,396
	Ganesha Ecosphere Ltd.	871	17,309
	Garware Technical Fibres Ltd.	6,175	57,971
	Gateway Distriparks Ltd.	53,007	46,698
	GHCL Ltd.	12,047	101,068
	GHCL Textiles Ltd.	12,047	12,989
	GIC Housing Finance Ltd.	4,685	10,005
Ω	Gland Pharma Ltd.	1,126	19,663
	Glenmark Pharmaceuticals Ltd.	25,269	421,569
	Godawari Power & Ispat Ltd.	29,870	61,952
	Godfrey Phillips India Ltd.	2,269	117,914
Ω	Godrej Agrovet Ltd.	5,663	48,302
*	Godrej Industries Ltd.	12,487	128,021
*	Gokaldas Exports Ltd.	4,989	54,238
	Goodyear India Ltd.	858	9,385
	Granules India Ltd.	23,190	148,478
	Graphite India Ltd.	13,925	76,195
	Grauer & Weil India Ltd.	13,172	14,797
	Great Eastern Shipping Co. Ltd.	17,366	196,770
	Greaves Cotton Ltd.	10,604	32,218
	Greenlam Industries Ltd.	1,255	7,940
	Greenpanel Industries Ltd.	7,462	29,636
	Greenply Industries Ltd.	3,563	11,464
	Gujarat Alkalies & Chemicals Ltd.	4,036	32,252
	Gujarat Ambuja Exports Ltd.	22,550	29,561
	Gujarat Fluorochemicals Ltd.	3,294	135,152
	Gujarat Mineral Development Corp. Ltd.	17,056	63,028
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	73,354
	Gujarat Pipavav Port Ltd.	41,924	73,274

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	$76,241
	Gujarat State Petronet Ltd.	48,339	191,763
	Gulf Oil Lubricants India Ltd.	1,818	21,388
*	Hathway Cable & Datacom Ltd.	78,059	13,492
	HBL Engineering Ltd.	11,243	77,058
*	HealthCare Global Enterprises Ltd.	5,478	32,400
	HEG Ltd.	13,190	59,760
	HeidelbergCement India Ltd.	9,938	24,912
	Heritage Foods Ltd.	14,892	74,230
	Hero MotoCorp Ltd. (HMCL IN)	9,901	494,201
	HFCL Ltd.	136,955	154,296
	HG Infra Engineering Ltd.	2,995	43,824
	Hikal Ltd.	4,944	20,198
	HIL Ltd.	799	18,409
	Himadri Speciality Chemical Ltd.	40,762	230,728
	Himatsingka Seide Ltd.	4,826	8,857
	Hinduja Global Solutions Ltd.	1,427	10,234
Ω	Home First Finance Co. India Ltd.	1,568	18,040
	Honda India Power Products Ltd.	495	14,346
	Huhtamaki India Ltd.	3,724	9,688
Ω	ICICI Lombard General Insurance Co. Ltd.	11,148	239,470
	ICRA Ltd.	640	46,157
*	IDFC First Bank Ltd.	828,466	602,843
*	IIFL Capital Services Ltd.	10,171	29,585
	IIFL Finance Ltd.	37,191	152,211
*	India Cements Ltd.	29,087	88,730
	India Glycols Ltd.	2,660	39,110
	Indian Bank	44,284	282,613
Ω	Indian Railway Finance Corp. Ltd.	152,813	264,621
	Indo Count Industries Ltd.	9,730	33,333
*	Indus Towers Ltd.	97,737	388,991
	Infibeam Avenues Ltd.	180,857	47,273
	Info Edge India Ltd.	8,324	739,798
*	Inox Wind Ltd.	15,852	30,621
	Intellect Design Arena Ltd.	9,038	84,024
	Ipca Laboratories Ltd.	19,348	321,487
		Shares	Value»
INDIA — (Continued)
Ω	IRCON International Ltd.	61,167	$154,531
	ISGEC Heavy Engineering Ltd.	2,819	37,519
	ITD Cementation India Ltd.	21,907	136,047
	J Kumar Infraprojects Ltd.	8,134	68,901
	Jagran Prakashan Ltd.	20,306	18,101
	Jai Corp. Ltd.	16,249	25,449
	Jammu & Kashmir Bank Ltd.	59,754	68,116
	Jamna Auto Industries Ltd.	26,376	27,260
	JB Chemicals & Pharmaceuticals Ltd.	1,201	24,359
	Jindal Saw Ltd.	73,248	209,955
	Jindal Stainless Ltd.	67,116	503,939
	Jindal Steel & Power Ltd.	48,771	440,909
	JK Cement Ltd.	4,807	265,755
	JK Lakshmi Cement Ltd.	9,249	85,312
	JK Paper Ltd.	13,452	56,638
	JK Tyre & Industries Ltd.	16,774	61,676
	JM Financial Ltd.	85,680	108,445
	JSW Energy Ltd.	49,563	290,532
	JTEKT India Ltd.	11,048	19,428
	Jubilant Ingrevia Ltd.	16,322	131,270
	Jubilant Pharmova Ltd.	12,752	142,565
*	Just Dial Ltd.	2,955	30,297
	Jyothy Labs Ltd.	16,518	75,993
	Kalpataru Projects International Ltd.	11,825	144,187
	Kalyani Steels Ltd.	5,570	57,331
	Kansai Nerolac Paints Ltd.	25,838	69,499
	Karnataka Bank Ltd.	66,443	146,258
	Karur Vysya Bank Ltd.	70,147	192,651
	Kaveri Seed Co. Ltd.	2,474	25,799
	KCP Ltd.	12,677	30,320
	KDDL Ltd.	114	3,138
	KEC International Ltd.	15,776	153,298
	KEI Industries Ltd.	1,069	49,674
	Kennametal India Ltd.	656	18,311
	Kewal Kiran Clothing Ltd.	1,817	11,726
	Kirloskar Brothers Ltd.	5,543	118,674
	Kirloskar Ferrous Industries Ltd.	6,216	40,838

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kirloskar Oil Engines Ltd.	10,741	$111,607
	Kirloskar Pneumatic Co. Ltd.	2,651	34,666
	KNR Constructions Ltd.	19,028	65,455
	Kovai Medical Center & Hospital	977	61,289
	KPR Mill Ltd.	10,562	112,787
	KRBL Ltd.	9,467	30,128
	Krsnaa Diagnostics Ltd.	1,854	18,023
	KSB Ltd.	6,625	53,729
	L&T Finance Ltd.	125,185	209,889
	LA Opala RG Ltd.	3,233	10,100
Ω	Laurus Labs Ltd.	50,778	341,996
	Laxmi Organic Industries Ltd.	6,278	15,650
	LG Balakrishnan & Bros Ltd.	4,876	76,096
	LIC Housing Finance Ltd.	52,307	360,866
	Linde India Ltd.	621	44,731
	LMW Ltd.	473	85,557
	LT Foods Ltd.	25,353	113,999
	Lumax Auto Technologies Ltd.	4,144	25,905
	Lumax Industries Ltd.	360	9,052
	Lupin Ltd.	29,069	699,222
	LUX Industries Ltd.	482	8,688
	Maharashtra Scooters Ltd.	720	77,353
	Maharashtra Seamless Ltd.	9,160	65,471
	Mahindra & Mahindra Financial Services Ltd.	84,045	275,639
	Mahindra Lifespace Developers Ltd.	12,243	59,005
Ω	Mahindra Logistics Ltd.	4,503	19,144
	Maithan Alloys Ltd.	646	7,302
*	Man Industries India Ltd.	4,449	14,881
	Man Infraconstruction Ltd.	20,147	46,787
	Manappuram Finance Ltd.	86,581	195,154
	Marksans Pharma Ltd.	51,545	143,439
Ω	MAS Financial Services Ltd.	8,817	25,615
	Mastek Ltd.	2,382	70,669
	Mayur Uniquoters Ltd.	2,174	13,857
	Mazagon Dock Shipbuilders Ltd.	4,412	126,058
		Shares	Value»
INDIA — (Continued)
*	Medplus Health Services Ltd.	3,246	$26,787
*	Meghmani Organics Ltd.	26,079	23,365
	Minda Corp. Ltd.	10,408	68,191
Ω	Mishra Dhatu Nigam Ltd.	11,441	43,237
	MM Forgings Ltd.	2,438	12,180
	MOIL Ltd.	10,893	38,771
	Monte Carlo Fashions Ltd.	1,697	13,339
*	Morepen Laboratories Ltd.	76,735	57,284
	Motilal Oswal Financial Services Ltd.	26,176	192,055
	Mphasis Ltd.	10,099	331,914
	MRF Ltd.	327	429,786
	Muthoot Finance Ltd.	19,462	504,321
	Natco Pharma Ltd.	13,343	180,884
	National Aluminium Co. Ltd.	131,702	305,257
	Nava Ltd.	38,284	195,611
	Navneet Education Ltd.	13,541	21,961
	NCC Ltd.	75,278	217,352
	NESCO Ltd.	3,096	34,348
	Neuland Laboratories Ltd.	1,011	164,209
	NIIT Learning Systems Ltd.	11,898	64,600
	NIIT Ltd.	11,898	20,422
	Nilkamal Ltd.	1,015	20,081
Ω	Nippon Life India Asset Management Ltd.	11,787	79,040
	NMDC Ltd.	435,198	330,253
*	NMDC Steel Ltd.	99,766	47,789
	NOCIL Ltd.	20,106	53,847
	NRB Bearings Ltd.	5,264	15,510
	Nucleus Software Exports Ltd.	803	8,568
	Nuvama Wealth Management Ltd.	1,025	65,871
	Oberoi Realty Ltd.	18,904	394,074
*	Odigma Consultancy Solutions Ltd.	2,032	1,331
	One 97 Communications Ltd.	19,589	174,235
*	Onesource Specialty Pharma Ltd.	6,858	122,838
	Oracle Financial Services Software Ltd.	1,397	146,719
	Orient Cement Ltd.	21,919	86,239
	Oriental Hotels Ltd.	9,781	16,770

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Paisalo Digital Ltd.	74,660	$37,153
	Panama Petrochem Ltd.	4,921	21,488
	Patanjali Foods Ltd.	11,983	248,995
*	Patel Engineering Ltd.	53,331	30,432
*	PC Jeweller Ltd.	554,610	91,733
	PCBL Chemical Ltd.	19,351	83,879
*	Pennar Industries Ltd.	6,497	12,317
	Persistent Systems Ltd.	776	54,010
	Petronet LNG Ltd.	133,201	484,155
	PG Electroplast Ltd.	10,950	98,208
	Phoenix Mills Ltd.	27,594	520,798
	PI Industries Ltd.	1,196	48,008
	Piramal Enterprises Ltd.	17,803	209,032
	Piramal Pharma Ltd.	84,165	225,470
	PIX Transmissions Ltd.	265	6,433
*Ω	PNB Housing Finance Ltd.	16,208	164,897
	PNC Infratech Ltd.	17,023	62,714
	Pokarna Ltd.	1,954	29,017
	Polyplex Corp. Ltd.	2,859	37,258
	Poonawalla Fincorp Ltd.	32,873	117,454
	Power Finance Corp. Ltd.	133,252	648,663
	Power Mech Projects Ltd.	1,572	38,877
	Praj Industries Ltd.	4,375	31,814
	Prakash Industries Ltd.	12,834	23,117
Ω	Prataap Snacks Ltd.	1,973	22,483
	Prestige Estates Projects Ltd.	26,383	420,917
*	Pricol Ltd.	18,565	107,292
	Prince Pipes & Fittings Ltd.	4,415	18,863
*	Prism Johnson Ltd.	45,272	72,789
	Privi Speciality Chemicals Ltd.	741	15,070
*	PSP Projects Ltd.	1,063	7,796
*	PTC India Financial Services Ltd.	31,087	13,446
	PTC India Ltd.	49,707	82,085
	Puravankara Ltd.	7,743	25,977
*	PVR Inox Ltd.	595	7,444
Ω	Quess Corp. Ltd.	11,307	76,969
	Radico Khaitan Ltd.	657	16,438
	Rain Industries Ltd.	35,316	58,834
	Rallis India Ltd.	10,770	29,838
	Ramco Cements Ltd.	16,711	175,847
	Ramco Industries Ltd.	6,510	18,804
*	Ramco Systems Ltd.	2,857	11,952
	Ramkrishna Forgings Ltd.	6,538	58,956
		Shares	Value»
INDIA — (Continued)
*	Ramky Infrastructure Ltd.	1,161	$7,377
	Rane Holdings Ltd.	1,439	23,923
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	42,689
	Ratnamani Metals & Tubes Ltd.	1,125	36,849
*	Raymond Lifestyle Ltd.	4,978	84,578
	Raymond Ltd.	6,223	108,207
Ω	RBL Bank Ltd.	76,650	145,346
	REC Ltd.	52,473	272,076
	Redington Ltd.	100,750	238,975
	Redtape Ltd.	3,030	23,481
*	Reliance Power Ltd.	456,424	209,758
*	Religare Enterprises Ltd.	12,051	32,974
	Repco Home Finance Ltd.	8,101	36,614
	Responsive Industries Ltd.	4,608	13,068
	RITES Ltd.	14,980	45,188
	Rossari Biotech Ltd.	1,951	16,290
	Route Mobile Ltd.	4,221	58,322
*	RSWM Ltd.	4,312	8,181
	Sagar Cements Ltd.	4,388	10,416
	Saksoft Ltd.	283	642
	Sammaan Capital Ltd.	63,151	102,007
	Samvardhana Motherson International Ltd.	372,045	602,798
	Sandhar Technologies Ltd.	1,690	8,559
	Sanghvi Movers Ltd.	4,064	11,830
Ω	Sansera Engineering Ltd.	2,696	39,222
	Sarda Energy & Minerals Ltd.	14,770	80,410
	Saregama India Ltd.	6,906	37,596
	Sasken Technologies Ltd.	747	17,078
*	Satin Creditcare Network Ltd.	4,026	6,709
	Savita Oil Technologies Ltd.	2,310	12,627
	SBI Cards & Payment Services Ltd.	14,607	131,257
	Schaeffler India Ltd.	1,175	46,390
*	SEPC Ltd.	55,686	11,458
	Seshasayee Paper & Boards Ltd.	5,576	18,796
Ω	SH Kelkar & Co. Ltd.	5,846	14,397
	Shakti Pumps India Ltd.	5,610	60,900
	Sharda Cropchem Ltd.	3,090	20,797

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sharda Motor Industries Ltd.	713	$14,770
	Share India Securities Ltd.	5,065	14,312
*	Shilpa Medicare Ltd.	6,393	52,256
	Shipping Corp. of India Land & Assets Ltd.	25,479	16,902
	Shipping Corp. of India Ltd.	25,479	57,431
	Shree Cement Ltd.	243	78,338
	Shriram Finance Ltd.	217,670	1,366,298
	Shriram Pistons & Rings Ltd.	441	10,293
*	SIS Ltd.	5,637	21,756
	Siyaram Silk Mills Ltd.	3,403	30,005
	SJS Enterprises Ltd.	2,570	29,207
	Sobha Ltd.	8,336	127,491
	Solar Industries India Ltd.	390	45,711
	Somany Ceramics Ltd.	2,041	11,954
	South Indian Bank Ltd.	528,161	157,720
*	Spandana Sphoorty Financial Ltd.	3,573	13,467
	SRF Ltd.	8,971	291,454
*	Star Cement Ltd.	15,455	37,763
	Steel Authority of India Ltd.	206,149	253,733
*	Sterlite Technologies Ltd.	22,270	27,675
	Strides Pharma Science Ltd.	13,715	108,355
*	Stylam Industries Ltd.	577	12,928
	Styrenix Performance Materials Ltd.	507	14,416
	Subros Ltd.	4,472	33,085
	Sudarshan Chemical Industries Ltd.	3,908	44,757
	Sun TV Network Ltd.	15,404	109,798
	Sundaram Finance Ltd.	9,828	518,705
	Sundaram-Clayton Ltd.	898	22,519
*	Sunflag Iron & Steel Co. Ltd.	4,493	12,188
	Sunteck Realty Ltd.	7,768	42,629
	Suprajit Engineering Ltd.	9,611	45,144
	Supreme Petrochem Ltd.	8,621	60,700
	Surya Roshni Ltd.	14,724	44,393
	Tamil Nadu Newsprint & Papers Ltd.	11,562	22,319
		Shares	Value»
INDIA — (Continued)
	Tamilnad Mercantile Bank Ltd.	5,813	$29,470
*	TARC Ltd.	9,361	14,512
	Tata Chemicals Ltd.	25,676	290,495
	Tata Consumer Products Ltd.	87,288	1,031,600
	Tata Steel Ltd.	34,173	52,922
	TD Power Systems Ltd.	6,975	29,385
*	TeamLease Services Ltd.	1,113	31,363
	Techno Electric & Engineering Co. Ltd.	10,979	136,082
	Texmaco Rail & Engineering Ltd.	50,683	115,091
	Thirumalai Chemicals Ltd.	15,759	43,282
	Thomas Cook India Ltd.	26,493	47,635
	Time Technoplast Ltd.	25,514	117,807
	Titagarh Rail System Ltd.	8,467	99,668
	Tourism Finance Corp. of India Ltd.	8,527	13,914
	TransIndia Real Estate Ltd.	7,469	3,016
	Transport Corp. of India Ltd.	4,427	54,266
	Trident Ltd.	167,972	60,024
	Triveni Engineering & Industries Ltd.	10,691	47,257
	TTK Prestige Ltd.	5,007	42,398
	TVS Srichakra Ltd.	777	27,909
	Uflex Ltd.	6,902	38,064
*	Ugro Capital Ltd.	11,318	26,246
Ω	Ujjivan Small Finance Bank Ltd.	84,580	34,920
*	Unichem Laboratories Ltd.	3,734	30,114
	Union Bank of India Ltd.	178,021	235,743
*	UPL Ltd.	88,851	580,047
	Usha Martin Ltd.	30,875	122,813
	UTI Asset Management Co. Ltd.	6,565	78,776
*	VA Tech Wabag Ltd.	5,913	93,473
	Vaibhav Global Ltd.	6,445	20,310
*	Valor Estate Ltd.	14,432	26,005
	Vardhman Textiles Ltd.	16,925	88,470
*Ω	Varroc Engineering Ltd.	5,366	34,172
	Vedanta Ltd.	91,948	465,503
	Veedol Corporation Ltd.	415	7,270

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Venky's India Ltd.	752	$15,820
	Vesuvius India Ltd.	1,292	63,954
	Vindhya Telelinks Ltd.	1,897	36,503
*	VL E-Governance & IT Solutions Ltd.	8,458	14,408
*	Vodafone Idea Ltd.	1,094,486	113,715
	Voltamp Transformers Ltd.	664	63,468
	Voltas Ltd.	22,028	319,838
	VRL Logistics Ltd.	2,989	16,058
	VST Industries Ltd.	7,876	29,083
	VST Tillers Tractors Ltd.	516	27,583
	Welspun Corp. Ltd.	18,515	157,715
	Welspun Enterprises Ltd.	13,957	96,599
	Welspun Living Ltd.	45,005	71,402
	West Coast Paper Mills Ltd.	7,697	47,059
	Whirlpool of India Ltd.	1,273	16,696
*	Wockhardt Ltd.	8,985	146,249
	Wonderla Holidays Ltd.	2,231	18,201
*	Yes Bank Ltd.	1,907,569	422,303
	Zensar Technologies Ltd.	17,247	171,115
	Zydus Lifesciences Ltd.	29,418	328,458
	Zydus Wellness Ltd.	2,934	62,182
TOTAL INDIA			54,958,471
INDONESIA — (1.8%)
	ABM Investama Tbk. PT	133,400	27,906
	Adi Sarana Armada Tbk. PT	449,700	18,610
*	Alam Sutera Realty Tbk. PT	2,601,900	22,994
	Alamtri Resources Indonesia Tbk. PT	2,691,100	384,290
	Aneka Tambang Tbk. PT	1,617,300	137,426
	Astra Agro Lestari Tbk. PT	86,500	31,158
	Astra Otoparts Tbk. PT	103,700	13,027
	Bank BTPN Syariah Tbk. PT	382,500	21,680
*	Bank Mayapada International Tbk. PT	2,435,984	30,749
	Bank Maybank Indonesia Tbk. PT	1,350,600	16,738
*	Bank Neo Commerce Tbk. PT	1,758,600	22,621
	Bank OCBC Nisp Tbk. PT	547,400	44,821
		Shares	Value»
INDONESIA — (Continued)
*	Bank Pan Indonesia Tbk. PT	629,400	$70,755
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	360,449	20,780
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	719,200	25,381
	Bank Tabungan Negara Persero Tbk. PT	909,165	58,055
	BFI Finance Indonesia Tbk. PT	1,306,700	70,483
	BISI International Tbk. PT	273,900	18,479
*	Buana Lintas Lautan Tbk. PT	3,151,400	27,505
*	Bukalapak.com Tbk. PT	9,713,200	70,000
	Bukit Asam Tbk. PT	655,800	108,131
*	Bumi Resources Minerals Tbk. PT	5,837,800	136,585
*	Bumi Serpong Damai Tbk. PT	853,100	49,685
	Ciputra Development Tbk. PT	2,036,800	122,659
	Dayamitra Telekomunikasi PT	3,193,800	125,544
	Delta Dunia Makmur Tbk. PT	1,421,800	43,986
	Dharma Satya Nusantara Tbk. PT	248,300	14,848
	Elang Mahkota Teknologi Tbk. PT	2,005,600	69,310
	Elnusa Tbk. PT	809,300	22,335
*	Energi Mega Persada Tbk. PT	2,098,800	28,041
	Erajaya Swasembada Tbk. PT	1,727,000	40,650
	Gajah Tunggal Tbk. PT	227,100	16,207
*	Gudang Garam Tbk. PT	106,200	73,239
	Hexindo Adiperkasa Tbk. PT	41,000	12,122
	Indah Kiat Pulp & Paper Tbk. PT	469,500	193,983
	Indika Energy Tbk. PT	295,500	30,358
	Indo Tambangraya Megah Tbk. PT	71,600	113,743
	Indocement Tunggal Prakarsa Tbk. PT	208,700	75,197
	Indofood Sukses Makmur Tbk. PT	732,100	352,341

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Intiland Development Tbk. PT	737,400	$7,138
	Japfa Comfeed Indonesia Tbk. PT	971,600	118,675
*	Kawasan Industri Jababeka Tbk. PT	3,322,300	38,498
*	Lippo Karawaci Tbk. PT	5,481,400	30,545
	Medco Energi Internasional Tbk. PT	1,673,840	110,296
*	Media Nusantara Citra Tbk. PT	1,220,400	20,961
	Mitra Pinasthika Mustika Tbk. PT	335,600	20,178
*	MNC Land Tbk. PT	13,662,900	114,961
	Pabrik Kertas Tjiwi Kimia Tbk. PT	290,400	103,263
	Pakuwon Jati Tbk. PT	3,179,100	76,800
*	Panin Financial Tbk. PT	2,425,400	62,677
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	37,275
*	PP Persero Tbk. PT	470,800	9,586
	Puradelta Lestari Tbk. PT	2,071,600	18,666
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	18,203
	Sampoerna Agro Tbk. PT	77,700	10,297
	Samudera Indonesia Tbk. PT	1,589,000	24,941
	Semen Indonesia Persero Tbk. PT	635,642	109,411
	Siloam International Hospitals Tbk. PT	41,300	7,722
*††	Sri Rejeki Isman Tbk. PT	1,753,600	2,945
	Summarecon Agung Tbk. PT	2,022,600	57,193
	Surya Citra Media Tbk. PT	3,616,900	40,071
	Surya Semesta Internusa Tbk. PT	1,042,000	63,876
	Tempo Scan Pacific Tbk. PT	82,400	12,436
*	Timah Tbk. PT	493,000	30,328
*††	Trada Alam Minera Tbk. PT	2,672,100	0
*	Trias Sentosa Tbk. PT	176,400	6,143
	Trimegah Bangun Persada Tbk. PT	930,000	40,203
		Shares	Value»
INDONESIA — (Continued)
	Triputra Agro Persada PT	966,300	$46,811
	Tunas Baru Lampung Tbk. PT	536,000	20,048
	United Tractors Tbk. PT	227,400	346,974
*	Vale Indonesia Tbk. PT	418,140	76,731
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,615
	XL Axiata Tbk. PT	852,013	118,495
TOTAL INDONESIA			4,567,384
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	143,965	72,852
	Agility Public Warehousing Co. KSC	250,116	203,218
	Al Ahli Bank of Kuwait KSCP	160,180	153,959
*	Alimtiaz Investment Group KSC	53,942	10,906
	Arzan Financial Group for Financing & Investment KPSC	58,092	53,999
*	Asiya Capital Investments Co. KSCP	97,686	12,976
	Boubyan Petrochemicals Co. KSCP	43,155	93,164
	Burgan Bank SAK	154,380	103,414
	Commercial Facilities Co. SAKP	27,850	23,922
	Gulf Bank KSCP	326,383	325,414
	Gulf Cables & Electrical Industries Group Co. KSCP	388	2,277
*	Kuwait Cement Co. KSC	50,992	41,136
	Kuwait Financial Centre SAK	32,308	16,573
	Kuwait Insurance Co. SAK	15,388	31,362
	Kuwait International Bank KSCP	150,968	100,686
	National Industries Group Holding SAK	313,481	269,061
	National Investments Co. KSCP	77,649	65,390
*	Warba Bank KSCP	193,463	147,848
TOTAL KUWAIT			1,728,157

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (2.1%)
#	Able Global Bhd.	30,900	$12,934
	Aeon Co. M Bhd.	96,000	32,231
#	AEON Credit Service M Bhd.	23,400	30,700
#	AFFIN Bank Bhd.	118,683	74,715
	Ajinomoto Malaysia Bhd.	4,200	13,960
	Alliance Bank Malaysia Bhd.	147,400	171,784
	Allianz Malaysia Bhd.	10,500	44,764
	AME Elite Consortium Bhd.	28,400	10,805
	AMMB Holdings Bhd. (AMM MK)	328,800	415,592
	Ancom Nylex Bhd.	60,528	13,429
#	Bank Islam Malaysia Bhd.	127,300	69,908
	Batu Kawan Bhd.	16,200	73,242
*	Berjaya Corp. Bhd.	493,544	33,637
*	Berjaya Land Bhd.	124,900	9,080
*	Bumi Armada Bhd.	507,900	74,954
	Cahya Mata Sarawak Bhd.	118,100	27,928
	Chin Teck Plantations Bhd.	5,500	10,113
*	Dagang NeXchange Bhd.	152,800	12,443
	Dayang Enterprise Holdings Bhd.	106,300	50,402
	Dialog Group Bhd.	388,900	165,337
	DRB-Hicom Bhd.	82,900	18,355
#	Duopharma Biotech Bhd.	117,952	33,034
#	Eastern & Oriental Bhd.	114,400	22,379
	Eco World Development Group Bhd.	136,900	53,521
#*	Ekovest Bhd.	383,500	28,662
	FAR East Holdings Bhd.	1,400	1,129
#	Formosa Prosonic Industries Bhd.	21,800	13,590
	Gamuda Bhd.	571,858	516,763
#	Genting Bhd.	280,500	228,038
#	Genting Malaysia Bhd.	341,400	170,438
	Genting Plantations Bhd.	28,400	36,607
#	HAP Seng Consolidated Bhd.	68,800	50,908
	Hap Seng Plantations Holdings Bhd.	27,100	11,545
#*	Hengyuan Refining Co. Bhd.	18,000	8,061
	Hiap Teck Venture Bhd.	218,100	16,099
		Shares	Value»
MALAYSIA — (Continued)
#	Hibiscus Petroleum Bhd.	80,759	$33,227
	Hong Leong Industries Bhd.	10,000	29,950
	IGB Bhd.	61,123	36,899
	IJM Corp. Bhd.	291,100	155,358
	IOI Properties Group Bhd.	252,700	119,257
#*	Iskandar Waterfront City Bhd.	64,600	7,342
	Jaya Tiasa Holdings Bhd.	113,300	31,424
#	Keck Seng Malaysia Bhd.	19,600	25,460
	Kenanga Investment Bank Bhd.	89,400	18,733
	Kerjaya Prospek Group Bhd.	39,200	18,758
	Kim Loong Resources Bhd.	29,200	15,509
	Kossan Rubber Industries Bhd.	168,100	84,226
	Kretam Holdings Bhd.	133,900	16,974
#*	KSL Holdings Bhd.	54,000	19,413
	LBS Bina Group Bhd.	99,500	12,116
#	Leong Hup International Bhd.	128,600	16,550
#*Ω	Lotte Chemical Titan Holding Bhd.	84,977	10,949
	LPI Capital Bhd.	4,100	11,786
	Magni-Tech Industries Bhd.	19,900	10,749
	Magnum Bhd.	111,814	32,308
	Mah Sing Group Bhd.	277,700	88,002
	Malayan Cement Bhd.	31,300	32,297
#	Malayan Flour Mills Bhd.	227,800	27,000
	Malaysia Airports Holdings Bhd.	34,730	85,206
	Malaysia Smelting Corp. Bhd.	17,900	8,666
	Malaysian Resources Corp. Bhd.	291,800	32,579
	Matrix Concepts Holdings Bhd.	118,650	58,239
#	MBM Resources Bhd.	38,200	48,795
#	MBSB Bhd.	368,973	59,083
	Mega First Corp. Bhd.	74,000	70,943
	Mi Technovation Bhd.	70,500	34,558
	MKH Bhd.	39,000	9,700
	MNRB Holdings Bhd.	50,800	25,034
*	Muhibbah Engineering M Bhd.	69,100	11,512
	Notion VTEC Bhd.	39,800	10,005
	OCK Group Bhd.	106,700	10,140

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Oriental Holdings Bhd.	46,900	$74,120
#	OSK Holdings Bhd.	194,800	72,450
	PA Resources Bhd.	266,600	15,482
	Panasonic Manufacturing Malaysia Bhd.	2,000	7,798
	Pantech Group Holdings Bhd.	62,800	12,739
	Petron Malaysia Refining & Marketing Bhd.	16,400	15,333
	RCE Capital Bhd.	98,200	31,896
#	Sarawak Oil Palms Bhd.	41,700	28,526
	Scientex Bhd.	87,100	78,697
	Secure Waste Infrastructure Corp.	125,300	9,395
	Sime Darby Bhd.	255,200	128,491
	Sime Darby Property Bhd.	436,300	138,084
	SKP Resources Bhd.	103,400	25,242
	SP Setia Bhd. Group	311,299	93,854
#	Sports Toto Bhd.	57,600	20,156
	Sunway Bhd.	27,523	26,779
	Syarikat Takaful Malaysia Keluarga Bhd.	26,900	21,810
#	Ta Ann Holdings Bhd.	59,700	53,778
	Thong Guan Industries Bhd.	28,400	9,025
*	Top Glove Corp. Bhd.	625,100	167,671
#*	Tropicana Corp. Bhd.	104,013	27,258
	TSH Resources Bhd.	116,400	31,050
	UEM Sunrise Bhd.	241,800	50,022
	United Malacca Bhd.	28,200	32,625
	United Plantations Bhd.	5,700	39,126
	UOA Development Bhd.	31,400	11,979
	Velesto Energy Bhd.	502,700	21,379
	VS Industry Bhd.	394,900	92,518
*	Wasco Bhd.	39,100	9,102
#*	WCT Holdings Bhd.	129,750	24,216
	Yinson Holdings Bhd.	189,813	99,121
TOTAL MALAYSIA			5,345,556
MEXICO — (1.9%)
	Alpek SAB de CV	22,481	15,666
*	Axtel SAB de CV	75,248	4,140
Ω	Banco del Bajio SA	108,947	250,154
	Becle SAB de CV	9,768	8,692
	Cemex SAB de CV (CEMEXCPO MM)	549,733	324,714
	Cemex SAB de CV (CX US), Sponsored ADR	156,566	928,436
		Shares	Value»
MEXICO — (Continued)
*	Cia Minera Autlan SAB de CV	20,078	$6,385
*	Consorcio ARA SAB de CV	33,807	5,270
	Corp. Actinver SAB de CV	41,815	36,827
	Corporativo Fragua SAB de CV	7,267	198,491
	Cydsa SAB de CV	45,021	36,913
	El Puerto de Liverpool SAB de CV, Class C1	30,621	152,854
	GCC SAB de CV	20,343	187,909
	Genomma Lab Internacional SAB de CV, Class B	98,024	133,256
	Gentera SAB de CV	160,560	209,901
	Grupo Comercial Chedraui SA de CV	50,454	290,935
	Grupo Herdez SAB de CV	11,507	31,003
*	Grupo Hotelero Santa Fe SAB de CV	50,240	9,565
	Grupo Industrial Saltillo SAB de CV	47,197	38,036
	Grupo Rotoplas SAB de CV	21,936	18,853
	Grupo Televisa SAB (TLEVICPO MM)	221,961	84,191
*Ω	Grupo Traxion SAB de CV	39,637	31,810
*	Industrias CH SAB de CV	11,679	98,602
*	Industrias Penoles SAB de CV	20,609	292,267
	KUO SAB de CV	21,555	46,289
#	La Comer SAB de CV	34,632	56,856
	Medica Sur SAB de CV	20,670	33,915
	Megacable Holdings SAB de CV	98,904	193,302
*Ω	Nemak SAB de CV	287,386	31,898
#*	Ollamani SAB	16,167	28,087
	Operadora De Sites Mexicanos SAB de CV, Class A-1	20,675	9,768
#	Orbia Advance Corp. SAB de CV	105,836	67,112
	Organizacion Cultiba SAB de CV	46,456	24,190
	Organizacion Soriana SAB de CV, Class B	37,912	53,386
*	Promotora de Hoteles Norte 19 SAB De CV	47,518	10,319

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	$207,666
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	22,759
	Qualitas Controladora SAB de CV	12,657	105,394
	Regional SAB de CV	29,098	189,680
*	Vista Energy SAB de CV (VIST US), ADR	9,340	503,893
TOTAL MEXICO			4,979,384
PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	135,600	20,727
	Alliance Global Group, Inc.	409,300	42,140
	Asia United Bank Corp.	12,165	14,507
*	Belle Corp.	525,000	14,450
*	Bloomberry Resorts Corp.	154,000	9,030
	China Banking Corp.	123,600	197,007
	Converge Information & Communications Technology Solutions, Inc.	148,700	40,629
	Cosco Capital, Inc.	281,900	25,818
	DMCI Holdings, Inc.	395,300	73,752
	DoubleDragon Corp.	73,400	12,181
	Filinvest Development Corp.	121,800	10,052
	First Philippine Holdings Corp.	31,550	31,599
	GT Capital Holdings, Inc.	12,099	102,392
	JG Summit Holdings, Inc.	314,300	86,840
	LT Group, Inc.	216,100	39,455
	Megaworld Corp.	1,618,000	48,975
	Metropolitan Bank & Trust Co.	156,380	185,392
	Philcomsat Holdings Corp.	9,064	16,610
	Philex Mining Corp.	326,000	18,168
*	Philippine National Bank	50,900	24,853
	Puregold Price Club, Inc.	121,000	51,173
	RFM Corp.	109,000	7,389
		Shares	Value»
PHILIPPINES — (Continued)
	Rizal Commercial Banking Corp.	113,800	$50,394
	Robinsons Land Corp.	210,100	45,187
	Robinsons Retail Holdings, Inc.	34,900	20,446
	San Miguel Corp.	36,530	40,799
	Security Bank Corp.	44,520	55,240
	Union Bank of the Philippines	72,102	42,468
	Universal Robina Corp.	26,880	27,961
TOTAL PHILIPPINES			1,355,634
POLAND — (1.2%)
	AB SA	2,333	63,435
#*	Agora SA	8,438	22,346
	Alior Bank SA	18,231	420,807
	Apator SA	2,181	9,596
	Arctic Paper SA	5,110	20,994
	ASBISc Enterprises PLC	7,050	38,335
	Asseco Poland SA	9,413	273,174
	Bank Handlowy w Warszawie SA	6,390	154,004
*	Bank Millennium SA	62,100	158,343
*	Bank Ochrony Srodowiska SA	9,478	28,175
	BNPP Bank Polska SA	1,571	34,133
	Boryszew SA	19,241	25,019
*	Cognor Holding SA	35,478	56,682
*	Cyfrowy Polsat SA	32,499	123,168
	Develia SA	65,949	90,842
*	Echo Investment SA	23,480	24,905
	Enea SA	51,632	177,373
*	Fabryki Mebli Forte SA	1,537	12,077
*	Grupa Azoty SA	9,834	53,260
	Inter Cars SA	1,305	186,908
#*	Jastrzebska Spolka Weglowa SA	8,691	49,399
	KRUK SA	2,490	261,814
*	Lubawa SA	10,808	14,752
	Lubelski Wegiel Bogdanka SA	3,931	22,125
*	mBank SA	1,052	162,429
	Mirbud SA	7,385	22,269
	Newag SA	2,123	27,346
*	PGE Polska Grupa Energetyczna SA	136,110	218,436
*	PKP Cargo SA	7,482	28,684
	Stalexport Autostrady SA	16,406	12,108
*	Tauron Polska Energia SA	202,440	211,244
	Torpol SA	1,241	10,764

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	VRG SA	42,918	$34,070
	Warsaw Stock Exchange	2,575	26,260
TOTAL POLAND			3,075,276
QATAR — (0.7%)
*	Aamal Co.	288,708	72,320
	Al Khaleej Takaful Group QSC	22,072	14,666
	Alijarah Holding Co. QPSC	68,698	14,961
	Barwa Real Estate Co.	365,206	287,156
	Commercial Bank PSQC	207,951	262,581
	Doha Bank QPSC	477,581	271,371
	Doha Insurance Co. QSC	40,320	28,204
	Gulf International Services QSC	135,943	126,095
	Gulf Warehousing Co.	37,401	32,412
	Mazaya Real Estate Development QPSC	177,975	28,940
	Qatar Industrial Manufacturing Co. QSC	41,774	30,000
	Qatar Insurance Co. SAQ	13,462	8,069
	Qatar National Cement Co. QSC	48,954	53,146
	Qatar Navigation QSC	159,233	478,836
	Salam International Investment Ltd. QSC	139,423	26,416
	United Development Co. QSC	355,663	112,353
TOTAL QATAR			1,847,526
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	15,429	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	1,076	0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0
		Shares	Value»
SAUDI ARABIA — (4.0%)
*	Advanced Petrochemical Co.	22,702	$190,068
	Al Babtain Power & Telecommunication Co.	10,425	127,915
	Al Hammadi Holding	11,524	135,455
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,437	50,938
	Al Jouf Agricultural Development Co.	2,562	39,151
*	Al Jouf Cement Co.	4,641	14,851
*	Al Khaleej Training & Education Co.	4,677	41,641
*	Al Yamamah Steel Industries Co.	2,366	25,068
	Alaseel Co.	33,740	37,747
	Al-Etihad Cooperative Insurance Co.	3,441	16,906
	AlJazira Takaful Ta'awuni Co.	5,611	25,573
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	55,309
	Almarai Co. JSC	16,247	255,004
*	Alujain Corp.	6,757	67,184
	Arab National Bank	13,197	75,232
	Arabian Cement Co.	9,734	69,925
	Arabian Drilling Co.	4,028	113,877
*	Arabian Shield Cooperative Insurance Co.	7,822	43,536
	Arriyadh Development Co.	17,211	159,573
*	ARTEX Industrial Investment Co.	7,870	32,975
	Ataa Educational Co.	760	15,129
*	Bank Al-Jazira	90,443	454,015
	Bawan Co.	4,876	75,519
*	Chubb Arabia Cooperative Insurance Co.	178	2,673
	City Cement Co.	12,129	66,836
	Dallah Healthcare Co.	4,734	200,918
*	Dar Al Arkan Real Estate Development Co.	107,466	472,629
	Eastern Province Cement Co.	8,366	79,612
*	Emaar Economic City	29,588	143,222
	Etihad Etisalat Co.	66,787	1,030,288
	First Milling Co.	1,661	27,333
*	Fitaihi Holding Group	32,900	40,424
	Gulf Insurance Group	4,659	39,869
*	Herfy Food Services Co.	3,314	22,586

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	$113,449
*	Middle East Healthcare Co.	6,562	142,857
*	Middle East Paper Co.	10,020	101,557
*	Middle East Specialized Cables Co.	4,602	55,435
	Mobile Telecommunications Co. Saudi Arabia	83,887	236,975
*	Najran Cement Co.	16,879	40,805
*	National Agriculture Development Co.	27,176	185,429
	National Co. for Glass Industries	3,510	52,081
*	National Industrialization Co.	51,911	141,379
	Nayifat Finance Co.	13,593	54,199
	Northern Region Cement Co.	18,964	48,687
	Qassim Cement Co.	6,087	86,318
*	Rabigh Refining & Petrochemical Co.	74,504	162,379
	Riyadh Cement Co.	5,407	49,072
	Sahara International Petrochemical Co.	66,578	413,595
*	Saudi Arabian Amiantit Co.	3,465	28,805
	Saudi Aramco Base Oil Co.	2,603	77,354
	Saudi Automotive Services Co.	1,423	27,793
	Saudi Cement Co.	11,842	136,698
*	Saudi Ceramic Co.	11,868	113,057
	Saudi Chemical Co. Holding	105,700	291,428
	Saudi Industrial Investment Group	66,340	310,067
	Saudi Investment Bank	122,976	494,883
*	Saudi Kayan Petrochemical Co.	123,727	224,909
	Saudi Paper Manufacturing Co.	2,289	42,721
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	83,584
*	Saudi Public Transport Co.	10,417	56,504
*	Saudi Reinsurance Co.	8,310	131,019
	Saudi Steel Pipe Co.	2,430	47,373
*	Savola Group	25,098	260,779
		Shares	Value»
SAUDI ARABIA — (Continued)
	Scientific & Medical Equipment House Co.	1,451	$20,034
*	Seera Group Holding	33,818	216,975
*	SHL Finance Co.	4,656	22,163
*	Sinad Holding Co.	15,831	61,254
	Southern Province Cement Co.	11,548	104,494
	Sustained Infrastructure Holding Co.	7,743	74,006
	Tabuk Cement Co.	8,849	32,985
	Tanmiah Food Co.	1,110	37,018
	Theeb Rent A Car Co.	4,093	86,198
	United International Transportation Co.	6,599	150,698
*	Walaa Cooperative Insurance Co.	17,030	111,750
	Yamama Cement Co.	20,244	202,864
	Yanbu Cement Co.	15,921	106,018
	Yanbu National Petrochemical Co.	43,558	435,449
TOTAL SAUDI ARABIA			10,122,078
SOUTH AFRICA — (3.0%)
	AECI Ltd.	20,061	89,015
	African Rainbow Minerals Ltd.	21,069	181,527
	Altron Ltd., Class A	27,408	31,587
	Aspen Pharmacare Holdings Ltd.	65,069	620,393
	Astral Foods Ltd.	4,382	41,623
	Barloworld Ltd.	33,946	195,176
*	Blue Label Telecoms Ltd.	90,389	31,158
	Caxton & CTP Publishers & Printers Ltd.	18,917	12,339
	Curro Holdings Ltd.	58,724	39,321
	DataTec Ltd.	52,578	138,932
	Discovery Ltd.	12,636	122,306
	DRDGOLD Ltd. (DRD SJ)	14,995	15,269
	DRDGOLD Ltd. (DRD US), Sponsored ADR	1,995	20,090
	Exxaro Resources Ltd.	40,973	383,561
	Foschini Group Ltd.	28,671	217,879
	Grindrod Ltd.	120,704	79,147
	Harmony Gold Mining Co. Ltd. (HAR SJ)	3,599	40,948
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	47,253	532,541

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Hudaco Industries Ltd.	824	$8,933
*	Impala Platinum Holdings Ltd.	53,718	294,842
	Investec Ltd.	24,846	158,570
	Invicta Holdings Ltd.	10,262	17,511
*	KAP Ltd.	538,761	78,041
	Lewis Group Ltd.	10,591	44,485
	Life Healthcare Group Holdings Ltd.	234,088	197,299
	Merafe Resources Ltd.	128,568	10,184
	Momentum Group Ltd.	191,420	294,779
	Motus Holdings Ltd.	26,855	157,968
	Mpact Ltd.	21,681	32,658
*	Nampak Ltd.	926	22,176
	Netcare Ltd.	229,099	173,851
	Northam Platinum Holdings Ltd.	55,523	375,368
	Oceana Group Ltd.	14,664	52,739
	Old Mutual Ltd. (OMU SJ)	750,515	496,702
	Omnia Holdings Ltd.	28,775	103,191
Ω	Pepkor Holdings Ltd.	337,569	465,249
	PPC Ltd.	214,288	49,632
	Raubex Group Ltd.	23,054	60,490
	RCL Foods Ltd.	30,615	15,549
	Reunert Ltd.	30,131	110,345
	Sappi Ltd.	108,578	277,798
	Sasol Ltd. (SOL SJ)	54,240	251,576
*	Sibanye Stillwater Ltd. (SSW SJ)	386,147	372,123
	Southern Sun Ltd.	109,934	49,102
*	SPAR Group Ltd.	11,519	86,418
	Super Group Ltd.	64,358	97,564
*	Telkom SA SOC Ltd.	47,881	85,786
	Thungela Resources Ltd. (TGA SJ)	26,083	190,009
*	Transaction Capital Ltd.	134,551	16,197
	We Buy Cars Holdings Ltd.	21,753	47,401
	Wilson Bayly Holmes-Ovcon Ltd.	7,268	81,425
	Zeda Ltd.	33,706	22,394
TOTAL SOUTH AFRICA			7,591,167
SOUTH KOREA — (10.4%)
	Advanced Process Systems Corp.	2,143	24,230
*	Aekyung Chemical Co. Ltd.	4,336	20,270
	Aekyung Industrial Co. Ltd.	2,040	16,998
*	Agabang&Company	4,166	15,475
*	Air Busan Co. Ltd.	9,694	15,938
		Shares	Value»
SOUTH KOREA — (Continued)
*	ALUKO Co. Ltd.	8,599	$11,771
	Amorepacific Corp.	4,282	380,182
	AMOREPACIFIC Group	6,411	106,023
	Asia Cement Co. Ltd.	2,690	19,466
	ASIA Holdings Co. Ltd.	147	25,360
	Asia Paper Manufacturing Co. Ltd.	7,167	37,298
	Avaco Co. Ltd.	2,775	28,120
	Baiksan Co. Ltd.	1,472	14,343
	BH Co. Ltd.	4,119	42,717
	Binggrae Co. Ltd.	1,100	55,373
	BioNote, Inc.	8,441	28,322
	BNK Financial Group, Inc.	48,609	405,194
	Boryung	4,916	34,401
*	Cape Industries Ltd.	2,159	10,575
*	Cheil Worldwide, Inc.	8,825	104,002
*	Chemtronics Co. Ltd.	1,321	19,253
*	Choil Aluminum Co. Ltd.	13,486	13,662
*	Chong Kun Dang Pharmaceutical Corp.	288	17,068
*	Chongkundang Holdings Corp.	732	23,162
*††	Chorokbaem Media Co. Ltd.	5,074	3,537
*	CJ CGV Co. Ltd.	12,126	42,469
	CJ CheilJedang Corp.	1,436	238,063
	CJ Corp.	2,470	161,206
*	CJ ENM Co. Ltd.	2,246	82,567
	CJ Freshway Corp.	1,674	23,731
	CJ Logistics Corp.	1,212	66,292
*	CLIO Cosmetics Co. Ltd.	1,467	19,053
*	Com2uS Holdings Corp.	1,239	26,321
*	Com2uSCorp	1,323	42,956
	Coocon Corp.	930	10,149
	Coway Co. Ltd.	8,924	472,088
	Cowintech Co. Ltd.	1,509	15,298
	CR Holdings Co. Ltd.	5,750	22,060
	CS Wind Corp.	2,230	63,766
	Cuckoo Holdings Co. Ltd.	1,775	27,695
	Cuckoo Homesys Co. Ltd.	757	10,042
	Dae Won Kang Up Co. Ltd.	8,318	22,183
	Daebongls Co. Ltd.	2,322	21,083
	Daedong Corp.	3,607	29,496
	Daeduck Co. Ltd.	4,415	20,665
	Daeduck Electronics Co. Ltd.	6,846	86,404

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Flour Mill Co. Ltd.	223	$19,388
	Daehan Steel Co. Ltd.	2,741	31,221
*	Dae-Il Corp.	2,910	8,153
	Daesang Corp.	3,678	47,256
	Daesang Holdings Co. Ltd.	4,994	35,573
	Daewon Pharmaceutical Co. Ltd.	3,317	33,262
*	Daewoo Engineering & Construction Co. Ltd.	37,104	85,807
	Daewoong Co. Ltd.	4,595	64,730
	Daihan Pharmaceutical Co. Ltd.	686	12,119
	Daishin Securities Co. Ltd.	5,660	64,577
	Daol Investment & Securities Co. Ltd.	10,955	21,980
*	Daou Data Corp.	2,532	17,496
	Daou Technology, Inc.	4,209	51,462
*	Dasan Networks, Inc.	8,311	20,216
*	Dawonsys Co. Ltd.	4,518	29,856
	DB Financial Investment Co. Ltd.	6,337	23,758
	DB HiTek Co. Ltd.	5,291	116,713
	DB Insurance Co. Ltd.	8,646	575,278
*	DB, Inc.	17,623	14,712
*	Dentium Co. Ltd.	1,120	53,410
	Deutsch Motors, Inc.	4,732	13,716
	DGB Financial Group, Inc.	25,549	161,515
	DI Dong Il Corp.	3,232	110,339
	DIT Corp.	2,084	24,346
	DL E&C Co. Ltd.	5,351	114,874
	DL Holdings Co. Ltd.	2,200	48,170
*	DMS Co. Ltd.	4,659	19,480
	DN Automotive Corp.	3,860	55,382
	Dohwa Engineering Co. Ltd.	2,350	10,563
	Dong-A Socio Holdings Co. Ltd.	566	37,262
	Dong-A ST Co. Ltd.	422	14,533
	Dong-Ah Geological Engineering Co. Ltd.	1,150	10,951
*	Dongjin Semichem Co. Ltd.	5,638	83,959
*	DongKook Pharmaceutical Co. Ltd.	4,132	42,906
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Holdings Co. Ltd.	2,133	$10,632
	Dongkuk Industries Co. Ltd.	7,902	23,107
	Dongkuk Steel Mill Co. Ltd.	6,644	40,403
	Dongsuh Cos., Inc.	4,124	65,763
	Dongsung Chemical Co. Ltd.	5,042	13,489
*	Dongwha Enterprise Co. Ltd.	2,376	13,834
	Dongwha Pharm Co. Ltd.	3,593	15,012
	Dongwon F&B Co. Ltd.	1,585	32,238
	Dongyang E&P, Inc.	702	8,601
	Doosan Bobcat, Inc.	10,984	360,841
	Doosan Co. Ltd.	1,294	250,062
	Doosan Tesna, Inc.	2,956	59,760
	DoubleUGames Co. Ltd.	1,873	62,978
*	Dream Security Co. Ltd.	401	973
*	Dreamtech Co. Ltd.	5,850	28,780
*††	E Investment&Development Co. Ltd.	13,290	2,387
*	Easy Holdings Co. Ltd.	10,216	18,804
*	Echo Marketing, Inc.	2,306	15,495
*	Ecopro Co. Ltd.	525	21,832
*††	Ehwa Technologies Information Co. Ltd.	46,593	5,419
	E-MART, Inc.	3,929	173,711
*	EMKOREA Co. Ltd.	6,511	10,052
	ENF Technology Co. Ltd.	1,688	22,286
	Eugene Corp.	8,193	18,540
	Eugene Investment & Securities Co. Ltd.	15,368	25,351
*	EV Advanced Material Co. Ltd.	9,147	11,390
	F&F Co. Ltd.	1,589	69,925
	Fila Holdings Corp.	6,401	172,341
*	Fine M-Tec Co. Ltd.	3,520	12,034
	Fursys, Inc.	403	11,437
*	Gabia, Inc.	2,000	22,079
*	GAEASOFT	1,361	7,373
	Geumhwa PSC Co. Ltd.	840	14,492
	Global Standard Technology Co. Ltd.	2,066	25,271
	GOLFZON Co. Ltd.	714	29,480
	Gradiant Corp.	2,087	16,529
*	Green Cross Corp.	810	76,484

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Green Cross Holdings Corp.	3,991	$39,980
*	Green Cross Wellbeing Corp.	2,511	15,015
*	GS Engineering & Construction Corp.	11,125	131,681
	GS Global Corp.	11,688	21,254
	GS Holdings Corp. (078930 KS)	8,028	211,800
*	GS P&L Co. Ltd.	1,565	20,701
	GS Retail Co. Ltd.	6,601	69,328
	Gwangju Shinsegae Co. Ltd.	850	17,016
	HAESUNG DS Co. Ltd.	1,687	28,747
	Han Kuk Carbon Co. Ltd.	6,875	65,356
*	Hancom, Inc.	3,287	53,929
	Handok, Inc.	1,566	12,662
	Handsome Co. Ltd.	1,044	10,568
	Hanil Cement Co. Ltd.	4,661	49,183
	Hanil Holdings Co. Ltd.	1,453	14,075
	Hanjin Transportation Co. Ltd.	2,072	27,587
	Hankook Tire & Technology Co. Ltd.	13,296	373,034
	HanmiGlobal Co. Ltd.	1,600	19,216
	Hannong Chemicals, Inc.	1,268	11,872
	Hanon Systems	23,711	69,393
	Hansae Co. Ltd.	2,823	25,420
	Hansol Chemical Co. Ltd.	1,447	91,627
	Hansol Paper Co. Ltd.	2,806	16,357
	Hansol Technics Co. Ltd.	5,142	13,775
	Hanwha Corp.	5,714	119,392
*	Hanwha Galleria Corp.	29,172	23,920
	Hanwha General Insurance Co. Ltd.	14,136	39,404
*	Hanwha Investment & Securities Co. Ltd.	24,210	59,599
	Hanwha Life Insurance Co. Ltd.	57,592	98,417
	Hanwha Solutions Corp.	20,005	269,762
	Hanwha Systems Co. Ltd.	10,603	183,005
	Hanyang Eng Co. Ltd.	2,207	24,814
*	Hanyang Securities Co. Ltd.	2,006	16,451
		Shares	Value»
SOUTH KOREA — (Continued)
*	Harim Co. Ltd.	12,261	$24,571
	Harim Holdings Co. Ltd.	11,433	42,793
*	HB SOLUTION Co. Ltd.	5,623	10,946
*	HB Technology Co. Ltd.	6,321	10,511
	HD Hyundai Co. Ltd.	9,001	512,011
	HD Hyundai Construction Equipment Co. Ltd.	2,576	117,318
	HD Hyundai Infracore Co. Ltd.	23,613	118,815
*	HD Hyundai Mipo	776	65,956
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	92,248
	HDC Holdings Co. Ltd.	6,580	56,409
	HDC Hyundai Development Co-Engineering & Construction	7,525	85,615
*	Hecto Innovation Co. Ltd.	1,657	13,416
	High Tech Pharm Co. Ltd.	1,876	20,720
	Hite Jinro Co. Ltd.	4,957	64,842
	HK inno N Corp.	2,808	68,364
	HL Holdings Corp.	1,256	29,714
	HL Mando Co. Ltd.	5,425	165,102
	HS Hyosung Advanced Materials Corp.	365	43,988
*	HS Hyosung Corp.	307	6,057
	HS Industries Co. Ltd.	3,474	11,448
	Huons Co. Ltd.	1,440	24,724
	Huons Global Co. Ltd.	1,307	31,417
	Husteel Co. Ltd.	7,166	21,841
	Hwa Shin Co. Ltd.	3,210	15,990
	Hwaseung Enterprise Co. Ltd.	2,637	19,277
*	Hy-Lok Corp.	1,868	36,650
	Hyosung Corp.	870	27,263
	Hyosung TNC Corp.	477	72,991
	Hyundai Bioland Co. Ltd.	3,006	9,481
*	Hyundai BNG Steel Co. Ltd.	1,368	11,715
	HYUNDAI Corp.	1,819	24,512
	Hyundai Department Store Co. Ltd.	3,153	108,972

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Elevator Co. Ltd.	1,707	$62,080
	Hyundai Engineering & Construction Co. Ltd.	13,625	290,051
	Hyundai Futurenet Co. Ltd.	10,757	24,744
	Hyundai Glovis Co. Ltd.	5,008	511,610
	Hyundai Green Food	5,344	51,364
	Hyundai Home Shopping Network Corp.	852	28,336
*	Hyundai Livart Furniture Co. Ltd.	1,570	8,086
	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	191,124
	Hyundai Motor Securities Co. Ltd.	3,996	18,109
	Hyundai Steel Co.	15,622	247,622
	Hyundai Wia Corp.	3,549	94,699
	HyVision System, Inc.	3,097	36,380
	Ilshin Spinning Co. Ltd.	3,440	19,289
	Ilyang Pharmaceutical Co. Ltd.	1,789	13,739
	iMarketKorea, Inc.	3,411	18,362
	InBody Co. Ltd.	2,353	39,000
	Innocean Worldwide, Inc.	3,390	42,996
	Innox Advanced Materials Co. Ltd.	3,147	58,298
*	Insun ENT Co. Ltd.	3,640	13,688
	Intelligent Digital Integrated Security Co. Ltd.	596	6,113
*	Interflex Co. Ltd.	1,742	10,907
	INTOPS Co. Ltd.	2,924	43,192
	IS Dongseo Co. Ltd.	2,549	33,807
*	ISU Specialty Chemical	1,315	29,480
*	ITEK, Inc.	2,036	7,585
*	Jahwa Electronics Co. Ltd.	1,899	20,070
	JB Financial Group Co. Ltd.	23,757	322,074
	Jinsung T.E.C.	2,075	13,509
*††	Jokwang ILI Co. Ltd.	21,669	2,043
	JVM Co. Ltd.	835	12,049
*	Kakao Games Corp.	6,791	75,471
	Kangwon Land, Inc.	15,482	178,084
	KC Co. Ltd.	2,037	22,354
	KC Tech Co. Ltd.	1,176	24,327
	KCC Corp.	847	144,073
	KCC Glass Corp.	2,091	51,663
	KEC Corp.	22,068	12,245
		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	$128,130
	KG Dongbusteel	8,803	35,758
	KG Eco Solution Co. Ltd.	6,717	22,806
*	KG Mobility Co.	8,039	20,614
	Kginicis Co. Ltd.	3,312	19,546
	KGMobilians Co. Ltd.	2,885	8,933
	KH Vatec Co. Ltd.	2,324	15,946
*	KISCO Corp.	2,292	12,450
*	KISCO Holdings Co. Ltd.	632	8,066
	KISWIRE Ltd.	1,827	22,674
	KIWOOM Securities Co. Ltd.	2,451	210,106
	Kolmar BNH Co. Ltd.	1,425	12,188
	Kolmar Holdings Co. Ltd.	3,450	16,119
*	Kolon Corp.	916	8,844
*	Kolon Industries, Inc.	3,779	72,576
	KONA I Co. Ltd.	952	14,166
	Korea Alcohol Industrial Co. Ltd.	1,839	10,709
	Korea Asset In Trust Co. Ltd.	20,910	39,959
*	Korea Circuit Co. Ltd.	2,410	16,832
	Korea Electric Terminal Co. Ltd.	1,101	59,380
*	Korea Information & Communications Co. Ltd.	2,884	15,849
	Korea Information Certificate Authority, Inc.	3,607	11,465
	Korea Investment Holdings Co. Ltd.	7,188	390,873
*	Korea Line Corp.	40,485	47,003
	Korea Petrochemical Ind Co. Ltd.	710	44,361
	Korea Petroleum Industries Co.	1,618	14,247
	Korea United Pharm, Inc.	1,827	22,429
	Korean Air Lines Co. Ltd.	28,525	484,273
	Korean Reinsurance Co.	28,809	163,043
	KSS LINE Ltd.	3,271	19,084
	Kumho Petrochemical Co. Ltd.	3,068	221,984
*	Kumho Tire Co., Inc.	19,446	70,021
	Kwang Dong Pharmaceutical Co. Ltd.	10,147	38,064
*	Kyeryong Construction Industrial Co. Ltd.	1,162	9,874

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung Dong Navien Co. Ltd.	1,037	$57,655
*	LabGenomics Co. Ltd.	9,003	17,219
*	LB Semicon, Inc.	4,003	10,572
	LF Corp.	3,721	41,715
*	LG Display Co. Ltd. (034220 KS)	53,485	338,496
	LG H&H Co. Ltd.	1,494	314,190
	LG HelloVision Co. Ltd.	9,492	15,831
	LG Innotek Co. Ltd.	2,262	229,679
	LG Uplus Corp.	38,138	262,794
	LOT Vacuum Co. Ltd.	3,140	19,113
	Lotte Chemical Corp.	3,520	137,138
	Lotte Chilsung Beverage Co. Ltd.	706	50,165
	Lotte Corp.	4,562	65,216
*	Lotte Data Communication Co.	1,132	15,137
	Lotte Energy Materials Corp.	1,494	22,462
	LOTTE Fine Chemical Co. Ltd.	3,279	89,362
*	Lotte Non-Life Insurance Co. Ltd.	18,648	25,089
	Lotte Rental Co. Ltd.	3,364	65,629
	Lotte Shopping Co. Ltd.	2,230	82,555
	Lotte Wellfood Co. Ltd.	520	36,674
	LS Corp.	3,430	277,950
	LS Electric Co. Ltd.	1,307	206,463
*	LVMC Holdings	9,266	10,583
	LX Hausys Ltd.	1,101	23,365
	LX Holdings Corp.	7,726	36,202
	LX International Corp.	5,883	100,603
	LX Semicon Co. Ltd.	2,058	79,721
	Macrogen, Inc.	750	8,377
	Maeil Dairies Co. Ltd.	347	7,892
	Mcnex Co. Ltd.	2,125	33,579
*	Medipost Co. Ltd.	4,309	32,946
*	MegaStudy Co. Ltd.	1,207	8,860
*	MegaStudyEdu Co. Ltd.	1,081	28,951
	Mgame Corp.	3,697	13,026
*	Mirae Asset Life Insurance Co. Ltd.	9,166	31,976
	Mirae Asset Securities Co. Ltd.	39,636	228,545
*	Mirae Asset Venture Investment Co. Ltd.	5,057	16,414
*	MK Electron Co. Ltd.	4,116	25,042
	MNTech Co. Ltd.	2,036	10,981
*	MONAYONGPYONG	4,143	11,545
	Motrex Co. Ltd.	3,530	25,530
	MS Autotech Co. Ltd.	5,557	9,441
	Muhak Co. Ltd.	2,641	11,215
		Shares	Value»
SOUTH KOREA — (Continued)
	Myoung Shin Industrial Co. Ltd.	5,417	$40,448
	Namhae Chemical Corp.	4,529	19,932
*	Namsun Aluminum Co. Ltd.	20,626	20,493
*	Namuga Co. Ltd.	988	8,679
	Nature Holdings Co. Ltd.	2,604	16,617
	NCSoft Corp.	1,883	222,839
	NeoPharm Co. Ltd.	2,118	16,053
	Neowiz	1,943	24,856
*	Neptune Co.	2,340	9,076
*Ω	Netmarble Corp.	4,638	140,537
	New Power Plasma Co. Ltd.	3,767	11,884
*	Nexen Corp.	3,941	11,713
	Nexen Tire Corp.	6,381	24,222
	NH Investment & Securities Co. Ltd.	23,512	232,597
	NHN Corp.	2,404	30,749
*	NHN KCP Corp.	2,074	10,098
	NICE Holdings Co. Ltd.	4,202	30,650
*	Nong Shim Holdings Co. Ltd.	465	20,331
	NongShim Co. Ltd.	597	142,915
	NOVAREX Co. Ltd.	3,270	15,982
*	OCI Co. Ltd.	941	44,159
*	OCI Holdings Co. Ltd.	2,138	115,751
	ONEJOON Co. Ltd.	1,296	9,250
	Orion Corp.	3,170	220,275
	Orion Holdings Corp.	4,507	46,937
*	Osung Advanced Materials Co. Ltd.	10,029	9,866
	Ottogi Corp.	244	64,279
	Paik Kwang Industrial Co. Ltd.	4,913	23,738
	Pan Ocean Co. Ltd.	50,340	114,585
	Paradise Co. Ltd.	8,810	59,825
	Partron Co. Ltd.	8,571	43,422
	PHA Co. Ltd.	1,337	9,213
*	Philenergy Co. Ltd.	167	1,532
	Poongsan Corp.	3,373	122,298
	Poongsan Holdings Corp.	1,377	24,278
	Posco International Corp.	5,778	166,103
*	Power Logics Co. Ltd.	2,942	10,880
	Protec Co. Ltd.	413	7,473
	PSK, Inc.	3,165	41,087
*	Refine Co. Ltd.	1,709	14,830
	RFHIC Corp.	2,544	28,967
	S-1 Corp.	1,819	74,552
*	Sajodaerim Corp.	1,147	31,111
	Sam Young Electronics Co. Ltd.	2,074	14,889

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sam Yung Trading Co. Ltd.	2,591	$22,268
*	Samil Pharmaceutical Co. Ltd.	3,113	28,192
*	Samji Electronics Co. Ltd.	1,764	11,276
	Samjin Pharmaceutical Co. Ltd.	1,495	17,662
	Sammok S-Form Co. Ltd.	2,023	27,726
	SAMPYO Cement Co. Ltd.	9,240	19,044
	Samsung Card Co. Ltd. (029780 KS)	5,410	155,847
	Samsung Electro-Mechanics Co. Ltd.	7,275	666,339
	Samsung Engineering Co. Ltd.	25,040	308,867
	Samsung Securities Co. Ltd.	12,155	379,146
*	SAMT Co. Ltd.	12,775	23,002
	Samwha Capacitor Co. Ltd.	810	15,973
	Samyang Corp.	930	28,737
	Samyang Holdings Corp.	724	31,678
	Saramin Co. Ltd.	591	7,111
*	SD Biosensor, Inc.	9,829	75,623
	SeAH Besteel Holdings Corp.	3,013	39,833
	SeAH Steel Corp.	231	21,863
	SeAH Steel Holdings Corp.	380	53,488
	Sebang Co. Ltd.	2,050	16,204
	Sebang Global Battery Co. Ltd.	1,376	76,427
	Seegene, Inc.	6,460	104,716
	Segyung Hitech Co. Ltd.	3,979	20,926
	Seobu T&D	6,459	24,527
*	Seohee Construction Co. Ltd.	38,458	40,736
	Seoul Semiconductor Co. Ltd.	3,808	18,893
	Seoyon E-Hwa Co. Ltd.	2,518	21,712
*††	Sewon E&C Co. Ltd.	7,730	936
	SFA Engineering Corp.	1,405	18,319
*	SFA Semicon Co. Ltd.	16,078	35,841
	SGC Energy Co. Ltd.	1,829	29,614
*	Shin Heung Energy & Electronics Co. Ltd.	4,812	15,090
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinil Electronics Co. Ltd.	15,276	$14,728
	Shinsegae International, Inc.	3,420	23,965
	Shinsegae, Inc.	1,444	131,504
	Shinyoung Securities Co. Ltd.	986	51,463
*	SIMMTECH Co. Ltd.	3,768	31,589
	Sindoh Co. Ltd.	830	22,076
	SK Chemicals Co. Ltd.	2,152	61,128
	SK Discovery Co. Ltd.	2,070	49,758
*	SK Eternix Co. Ltd.	2,859	24,191
	SK Gas Ltd.	546	81,398
	SK Networks Co. Ltd.	24,348	70,069
*	SK oceanplant Co. Ltd.	5,032	41,917
	SK Securities Co. Ltd.	69,495	22,853
	SL Corp.	3,275	71,790
*	SMEC Co. Ltd.	8,117	20,827
	SNT Dynamics Co. Ltd.	2,911	46,360
	SNT Holdings Co. Ltd.	951	16,845
	SNT Motiv Co. Ltd.	2,958	50,620
	S-Oil Corp.	6,969	291,529
	Solid, Inc.	14,983	81,987
	Songwon Industrial Co. Ltd.	2,470	21,028
	Soosan Industries Co. Ltd.	1,110	16,316
	Soulbrain Co. Ltd.	555	63,874
	Soulbrain Holdings Co. Ltd.	1,012	23,931
	STIC Investments, Inc.	5,608	32,213
	Straffic Co. Ltd.	3,886	11,105
*	Studio Dragon Corp.	1,297	33,401
*	Sung Kwang Bend Co. Ltd.	2,934	58,036
	Sungshin Cement Co. Ltd.	4,536	24,302
	Sungwoo Hitech Co. Ltd.	8,732	30,623
*	Suprema, Inc.	1,563	26,363
*	SY Co. Ltd.	5,628	15,730
*	Synergy Innovation Co. Ltd.	6,091	11,961
*	Systems Technology, Inc.	1,635	23,246
*	Taekwang Industrial Co. Ltd.	57	24,642
*	Taewoong Co. Ltd.	1,838	15,386
*	Taihan Electric Wire Co. Ltd.	12,574	112,731

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Telechips, Inc.	1,102	$11,848
	TES Co. Ltd.	203	2,477
*	Theragen Etex Co. Ltd.	5,195	10,806
	TK Corp.	3,405	51,795
	TKG Huchems Co. Ltd.	3,899	45,423
	TLB Co. Ltd.	1,680	15,444
	Tongyang Life Insurance Co. Ltd.	9,098	28,935
	Tongyang, Inc.	53,338	25,711
*	Toptec Co. Ltd.	3,402	10,456
	Tovis Co. Ltd.	1,651	22,515
	TS Corp.	6,440	11,780
*	TSE Co. Ltd.	768	22,538
*	Tuksu Construction Co. Ltd.	2,788	12,890
	TYM Corp.	5,445	18,509
	Unid Co. Ltd.	825	36,862
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	18,280
	Value Added Technology Co. Ltd.	1,095	14,332
*††	Vidente Co. Ltd.	4,562	1,956
	Vieworks Co. Ltd.	1,285	18,700
	Webzen, Inc.	2,959	28,047
	Whanin Pharmaceutical Co. Ltd.	1,750	14,178
*	Wonik Holdings Co. Ltd.	11,835	22,816
*	WONIK IPS Co. Ltd.	3,329	51,110
	Wonik Materials Co. Ltd.	1,147	14,112
	Wonik QnC Corp.	2,132	27,138
	Woojin, Inc.	3,439	18,370
*	Wooree Bio Co. Ltd.	5,523	10,148
*	Woori Technology Investment Co. Ltd.	8,023	40,348
*	Woosu AMS Co. Ltd.	4,962	10,207
	Worldex Industry & Trading Co. Ltd.	1,282	14,589
*	YMT Co. Ltd.	1,500	10,248
	Young Poong Corp.	91	26,107
	Young Poong Precision Corp.	3,427	27,853
	Youngone Corp.	3,883	116,801
	Youngone Holdings Co. Ltd.	1,334	74,849
	Yuanta Securities Korea Co. Ltd.	17,353	31,842
*	Zeus Co. Ltd.	4,043	35,947
	Zinus, Inc.	1,734	25,475
TOTAL SOUTH KOREA			26,693,899
		Shares	Value»
TAIWAN — (18.4%)
	Abico Avy Co. Ltd.	33,965	$34,455
	Ability Enterprise Co. Ltd.	37,000	64,999
	AcBel Polytech, Inc.	128,989	119,061
	Acer, Inc.	479,000	538,011
*	ACES Electronic Co. Ltd.	28,985	54,689
*	Acon Holding, Inc.	75,000	30,039
	Action Electronics Co. Ltd.	24,000	12,507
	Actron Technology Corp.	9,000	42,952
#	ADATA Technology Co. Ltd.	49,818	115,229
	Advanced International Multitech Co. Ltd.	20,000	45,538
*	Advanced Optoelectronic Technology, Inc.	34,000	21,403
	Advanced Power Electronics Corp.	10,000	24,837
	Advancetek Enterprise Co. Ltd.	49,000	122,116
	Aerospace Industrial Development Corp.	65,000	90,062
	AGV Products Corp.	144,000	51,024
#	Air Asia Co. Ltd.	13,000	15,040
	Alltek Technology Corp.	24,040	24,106
	Alpha Networks, Inc.	43,773	46,115
	Altek Corp.	63,605	70,748
	Amazing Microelectronic Corp.	16,000	40,144
	Ambassador Hotel	49,000	80,548
	Ampire Co. Ltd.	12,000	11,572
#	AmTRAN Technology Co. Ltd.	135,808	73,794
	Anderson Industrial Corp.	23,000	9,603
	Anji Technology Co. Ltd.	18,000	21,617
	Apacer Technology, Inc.	35,000	47,576
	APAQ Technology Co. Ltd.	2,000	7,607
	Apex Biotechnology Corp.	13,000	12,224
	Apex Dynamics, Inc.	2,000	48,602
	ARBOR Technology Corp.	14,000	20,527
	Arcadyan Technology Corp.	24,000	129,763
	Ardentec Corp.	81,000	169,154
	Asia Cement Corp.	436,000	542,828
	Asia Optical Co., Inc.	30,000	142,009

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asia Polymer Corp.	83,742	$36,770
	Asia Tech Image, Inc.	18,000	60,401
	Aten International Co. Ltd.	14,000	31,906
	Audix Corp.	23,000	46,744
	AUO Corp. (2409 TT)	950,000	409,356
	Avermedia Technologies	14,000	20,359
	Axiomtek Co. Ltd.	7,695	29,723
	Azurewave Technologies, Inc.	9,000	15,051
	Bank of Kaohsiung Co. Ltd.	172,415	60,936
	Basso Industry Corp.	30,000	38,246
	BenQ Materials Corp.	31,000	28,064
	BES Engineering Corp.	253,000	80,074
	Bin Chuan Enterprise Co. Ltd.	11,000	18,546
	Bizlink Holding, Inc.	21,000	397,419
	Bon Fame Co. Ltd.	4,000	10,342
	Brightek Optoelectronic Co. Ltd.	9,000	13,122
	Brighton-Best International Taiwan, Inc.	77,000	80,049
	Capital Futures Corp.	17,000	30,022
#	Capital Securities Corp.	302,000	236,461
*	Career Technology MFG. Co. Ltd.	81,636	36,752
	Caswell, Inc.	4,000	13,823
	Catcher Technology Co. Ltd.	114,000	684,663
	Cathay Real Estate Development Co. Ltd.	101,000	70,632
*	Celxpert Energy Corp.	10,747	12,105
	Cenra, Inc.	29,000	32,739
	Central Reinsurance Co. Ltd.	58,674	45,510
	Chailease Holding Co. Ltd.	239,000	833,946
	Chain Chon Industrial Co. Ltd.	26,000	11,385
	Chang Hwa Commercial Bank Ltd.	374,833	206,985
	Chang Wah Electromaterials, Inc.	51,000	67,508
	Channel Well Technology Co. Ltd.	22,000	52,094
		Shares	Value»
TAIWAN — (Continued)
	CHC Healthcare Group	27,000	$36,476
	Chen Full International Co. Ltd.	12,000	16,293
	Cheng Loong Corp.	169,000	99,491
*	Cheng Mei Materials Technology Corp.	104,283	43,735
	Cheng Shin Rubber Industry Co. Ltd.	290,000	436,266
	Cheng Uei Precision Industry Co. Ltd.	74,000	152,824
	Chia Chang Co. Ltd.	17,000	20,781
	Chia Hsin Cement Corp.	79,560	41,587
	Chien Kuo Construction Co. Ltd.	23,200	19,448
	China Airlines Ltd.	476,000	374,039
	China Bills Finance Corp.	133,000	61,015
	China Electric Manufacturing Corp.	47,440	21,494
	China General Plastics Corp.	64,141	24,462
	China Glaze Co. Ltd.	27,000	15,646
*	China Man-Made Fiber Corp.	235,912	53,669
	China Metal Products	64,000	58,568
#	China Motor Corp.	43,200	105,709
#*	China Petrochemical Development Corp.	679,120	153,659
	China Steel Structure Co. Ltd.	14,000	21,736
	China Wire & Cable Co. Ltd.	15,000	15,849
	Chinese Maritime Transport Ltd.	20,000	23,983
	Ching Feng Home Fashions Co. Ltd.	27,111	24,214
	Chin-Poon Industrial Co. Ltd.	79,000	86,376
	Chipbond Technology Corp.	114,000	221,318
	ChipMOS Technologies, Inc. (8150 TT)	120,000	114,848
	Chlitina Holding Ltd.	8,000	26,343
	Chong Hong Construction Co. Ltd.	32,000	81,450
	Chun YU Works & Co. Ltd.	13,650	10,431
	Chun Yuan Steel Industry Co. Ltd.	92,000	50,176
*	Chung Hwa Pulp Corp.	100,000	49,544

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Clevo Co.	73,000	$112,996
	CMC Magnetics Corp.	196,336	58,029
	Collins Co. Ltd.	22,000	11,344
	Compal Electronics, Inc.	784,000	864,700
	Compeq Manufacturing Co. Ltd.	168,000	351,052
	Complex Micro Interconnection Co. Ltd.	9,000	11,024
	Concord International Securities Co. Ltd.	53,106	22,976
	Concord Securities Co. Ltd.	93,985	40,472
	Continental Holdings Corp.	77,000	69,179
	Contrel Technology Co. Ltd.	61,000	88,650
	Coremax Corp.	24,731	40,843
#	Coretronic Corp.	67,000	163,164
	Co-Tech Development Corp.	12,000	19,623
	Coxon Precise Industrial Co. Ltd.	19,000	9,822
	Cryomax Cooling System Corp.	18,509	19,925
	CTCI Corp.	101,000	121,539
	CviLux Corp.	10,000	14,845
	Cyberlink Corp.	6,000	17,612
*	CyberTAN Technology, Inc.	61,000	55,790
	DA CIN Construction Co. Ltd.	48,000	80,509
	Dafeng TV Ltd.	9,000	14,262
	Da-Li Development Co. Ltd.	84,150	107,537
	Darfon Electronics Corp.	37,000	48,947
	Darwin Precisions Corp.	59,000	22,523
	De Licacy Industrial Co. Ltd.	52,740	27,599
	Depo Auto Parts Ind Co. Ltd.	17,000	110,442
	Dimerco Express Corp.	20,600	50,583
	D-Link Corp.	103,040	72,806
	Donpon Precision, Inc.	14,000	13,952
*	Dyaco International, Inc.	21,000	20,042
	Dynamic Holding Co. Ltd.	21,000	36,579
		Shares	Value»
TAIWAN — (Continued)
#	Dynapack International Technology Corp.	23,000	$142,697
*	Eastern Media International Corp.	45,381	23,283
	eCloudvalley Digital Technology Co. Ltd.	4,000	13,999
*	Edimax Technology Co. Ltd.	45,000	38,782
	Edison Opto Corp.	15,000	10,899
	Edom Technology Co. Ltd.	20,900	18,055
*	Elite Advanced Laser Corp.	23,000	229,766
	Elitegroup Computer Systems Co. Ltd.	59,000	39,687
	Emerging Display Technologies Corp.	48,000	39,013
	Ennoconn Corp.	20,000	172,257
	Ennostar, Inc.	107,975	152,205
	EnTie Commercial Bank Co. Ltd.	127,000	54,305
*	Epileds Technologies, Inc.	26,000	24,076
	Eson Precision Ind Co. Ltd.	20,000	35,286
	Eternal Materials Co. Ltd.	158,000	135,457
	Eva Airways Corp.	419,041	604,177
*	Everest Textile Co. Ltd.	92,326	20,022
	Evergreen International Storage & Transport Corp.	87,000	79,508
	EVERGREEN Steel Corp.	33,000	88,400
	Everlight Chemical Industrial Corp.	92,000	59,222
#	Everlight Electronics Co. Ltd.	70,000	174,897
	Evertop Wire Cable Corp.	16,000	8,863
	Excellence Opto, Inc.	24,000	18,482
	Excelsior Medical Co. Ltd.	28,837	75,754
	Far Eastern Department Stores Ltd.	151,000	101,509
	Far Eastern International Bank	456,848	186,923
	Far Eastern New Century Corp.	475,000	449,928
	Farglory F T Z Investment Holding Co. Ltd.	26,822	34,442

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co. Ltd.	48,000	$108,836
*	Federal Corp.	50,000	27,724
	Feedback Technology Corp.	10,800	39,730
	Feng Hsin Steel Co. Ltd.	75,000	152,060
	First Hotel	28,000	12,647
	First Insurance Co. Ltd.	45,000	34,599
*	First Steamship Co. Ltd.	184,010	39,540
	FIT Holding Co. Ltd.	32,000	57,324
	Fitipower Integrated Technology, Inc.	17,050	116,372
	FLEXium Interconnect, Inc.	45,000	87,288
	Flytech Technology Co. Ltd.	10,000	28,248
	FocalTech Systems Co. Ltd.	28,000	64,624
*	Forest Water Environment Engineering Co. Ltd.	17,544	20,026
	Formosa Advanced Technologies Co. Ltd.	29,000	25,344
	Formosa Chemicals & Fibre Corp.	577,000	491,457
	Formosa Laboratories, Inc.	22,704	50,086
	Formosa Optical Technology Co. Ltd.	6,000	20,255
	Formosa Sumco Technology Corp.	10,000	27,354
	Formosa Taffeta Co. Ltd.	100,000	57,427
	Formosan Rubber Group, Inc.	62,100	48,945
	Formosan Union Chemical	70,400	43,713
	Founding Construction & Development Co. Ltd.	45,000	26,755
#	Foxconn Technology Co. Ltd.	177,000	419,344
	Foxsemicon Integrated Technology, Inc.	12,000	110,858
	Franbo Lines Corp.	19,997	10,814
	Froch Enterprise Co. Ltd.	41,000	20,520
#	FSP Technology, Inc.	30,000	59,366
		Shares	Value»
TAIWAN — (Continued)
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	$9,736
	Fu Hua Innovation Co. Ltd.	62,949	61,261
	Fulgent Sun International Holding Co. Ltd.	28,063	119,474
	Fullerton Technology Co. Ltd.	18,000	12,663
#*	Fulltech Fiber Glass Corp.	71,436	63,411
	Fwusow Industry Co. Ltd.	55,009	23,968
	G Shank Enterprise Co. Ltd.	38,122	97,560
	Gamania Digital Entertainment Co. Ltd.	17,000	39,267
*	GCS Holdings, Inc.	10,000	42,564
	GEM Services, Inc.	11,000	23,439
	Gemtek Technology Corp.	74,000	72,953
*	General Interface Solution Holding Ltd.	31,000	49,028
	General Plastic Industrial Co. Ltd.	14,000	14,573
	Genius Electronic Optical Co. Ltd.	13,000	175,943
	GeoVision, Inc.	15,130	25,689
	Giant Manufacturing Co. Ltd.	46,000	203,345
	Giantplus Technology Co. Ltd.	79,000	33,064
*	Gigasolar Materials Corp.	4,000	8,550
*	Gigastorage Corp.	23,000	9,494
	Global Brands Manufacture Ltd.	62,600	125,032
	Global Lighting Technologies, Inc.	17,000	28,934
	Global PMX Co. Ltd.	10,000	31,319
#	Globalwafers Co. Ltd.	25,000	257,643
	Globe Union Industrial Corp.	48,910	20,714
	Gloria Material Technology Corp.	78,000	114,732
	GMI Technology, Inc.	18,180	28,128
	Golden Long Teng Development Co. Ltd.	11,000	8,999
	Goldsun Building Materials Co. Ltd.	135,543	182,371
	Good Finance Securities Co. Ltd.	40,000	28,734

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Good Will Instrument Co. Ltd.	14,000	$18,369
	Gordon Auto Body Parts	23,000	26,076
	Gourmet Master Co. Ltd.	18,000	56,694
	Grand Fortune Securities Co. Ltd.	53,000	20,052
#*	Grand Pacific Petrochemical	226,627	77,824
	Grape King Bio Ltd.	5,000	22,174
	Great China Metal Industry	26,000	18,288
	Great Wall Enterprise Co. Ltd.	104,000	162,943
	Greatek Electronics, Inc.	49,000	91,620
	GTM Holdings Corp.	24,000	25,136
	Hannstar Board Corp.	43,361	68,605
*	HannStar Display Corp.	381,000	92,860
*	HannsTouch Holdings Co.	139,194	35,310
	Hanpin Electron Co. Ltd.	14,000	23,979
	Harvatek Corp.	31,000	19,974
	Heran Co. Ltd.	10,000	31,266
	Hey Song Corp.	53,000	66,181
	Highlight Tech Corp.	5,600	8,416
	Highwealth Construction Corp.	207,665	268,098
	Hitron Technology, Inc.	13,000	11,234
	Hiwin Technologies Corp.	44,000	389,686
	Ho Tung Chemical Corp.	176,000	43,137
	Hocheng Corp.	45,100	22,305
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	13,616
	Holy Stone Enterprise Co. Ltd.	25,950	68,578
	Hong Pu Real Estate Development Co. Ltd.	35,000	33,262
	Hong TAI Electric Industrial	58,000	54,512
	Hong YI Fiber Industry Co.	19,000	8,527
	Horizon Securities Co. Ltd.	56,180	18,359
#	Hota Industrial Manufacturing Co. Ltd.	36,000	64,843
#	Hotai Finance Co. Ltd.	35,200	85,799
		Shares	Value»
TAIWAN — (Continued)
	Hsin Kuang Steel Co. Ltd.	44,000	$63,075
	Hsing TA Cement Co.	29,000	15,364
	Hu Lane Associate, Inc.	13,325	73,039
	HUA ENG Wire & Cable Co. Ltd.	37,000	28,584
	Huaku Development Co. Ltd.	48,400	163,125
	Huang Hsiang Construction Corp.	20,000	38,177
	Hung Ching Development & Construction Co. Ltd.	31,000	33,692
	Hung Sheng Construction Ltd.	80,680	58,188
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	35,116
	Hwacom Systems, Inc.	40,000	24,853
	Ibase Technology, Inc.	5,000	10,146
	IBF Financial Holdings Co. Ltd.	485,744	213,437
	Ichia Technologies, Inc.	47,000	52,039
	IEI Integration Corp.	29,600	68,938
	Infortrend Technology, Inc.	52,000	48,689
	Info-Tek Corp.	14,000	17,171
	Innolux Corp.	838,627	355,245
	Inpaq Technology Co. Ltd.	19,954	48,136
	Integrated Service Technology, Inc.	6,000	24,227
*	IntelliEPI, Inc.	11,000	32,562
*	International CSRC Investment Holdings Co.	150,600	58,136
	Iron Force Industrial Co. Ltd.	10,371	29,382
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	28,041
	ITEQ Corp.	35,000	77,395
	Jean Co. Ltd.	18,403	13,915
	Jia Wei Lifestyle, Inc.	7,000	14,785
	Jih Lin Technology Co. Ltd.	6,000	9,090
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	12,958
	Johnson Health Tech Co. Ltd.	13,000	74,348
	K Laser Technology, Inc.	27,000	15,891
	Kaimei Electronic Corp.	18,400	38,014

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kedge Construction Co. Ltd.	9,290	$19,772
	KEE TAI Properties Co. Ltd.	75,110	31,928
	Kenda Rubber Industrial Co. Ltd.	106,975	86,286
	Kerry TJ Logistics Co. Ltd.	37,000	43,656
	Kindom Development Co. Ltd.	68,900	106,451
	King Chou Marine Technology Co. Ltd.	8,000	10,156
	King's Town Bank Co. Ltd.	138,000	214,287
	Kingstate Electronics Corp.	7,000	9,055
	Kinko Optical Co. Ltd.	31,455	25,277
	Kinpo Electronics	184,000	137,815
	Kinsus Interconnect Technology Corp.	52,000	151,466
	KMC Kuei Meng International, Inc.	7,000	26,960
	Ko Ja Cayman Co. Ltd.	12,000	15,441
	KS Terminals, Inc.	19,000	42,136
*	Kung Sing Engineering Corp.	75,900	23,706
	Kuo Toong International Co. Ltd.	29,399	47,569
	Kuo Yang Construction Co. Ltd.	28,000	17,538
	Kwong Lung Enterprise Co. Ltd.	23,000	40,899
	L&K Engineering Co. Ltd.	5,124	38,133
#	Laser Tek Taiwan Co. Ltd.	17,000	28,806
	Laster Tech Corp. Ltd.	19,000	18,725
*	Lealea Enterprise Co. Ltd.	135,200	34,827
	LEE CHI Enterprises Co. Ltd.	21,000	8,356
	Lelon Electronics Corp.	14,000	43,076
	Lemtech Holdings Co. Ltd.	4,000	17,279
	Leo Systems, Inc.	21,000	19,102
*	Leofoo Development Co. Ltd.	17,000	9,624
*	Li Peng Enterprise Co. Ltd.	119,000	25,707
	Lien Hwa Industrial Holdings Corp.	151,200	227,295
		Shares	Value»
TAIWAN — (Continued)
	Lingsen Precision Industries Ltd.	77,000	$40,356
	Lite-On Technology Corp.	6,000	19,636
	Liton Technology Corp.	8,000	10,625
*	Long Bon International Co. Ltd.	29,000	16,699
	Long Da Construction & Development Corp.	66,000	64,993
*	Longchen Paper & Packaging Co. Ltd.	159,808	54,196
	Longwell Co.	23,000	53,978
	Lucky Cement Corp.	40,000	17,588
	Lumax International Corp. Ltd.	19,800	64,761
*	Lung Yen Life Service Corp.	33,000	53,087
	Macauto Industrial Co. Ltd.	6,000	10,318
	Macroblock, Inc.	4,000	9,089
	Macronix International Co. Ltd.	335,000	194,588
	Mayer Steel Pipe Corp.	36,000	30,394
*	Megaforce Co. Ltd.	19,000	22,436
	Meiloon Industrial Co.	22,400	17,551
	Mercuries & Associates Holding Ltd.	121,517	59,476
	Mercuries Data Systems Ltd.	13,000	9,960
*	Mercuries Life Insurance Co. Ltd.	569,746	112,592
	Merida Industry Co. Ltd.	10,000	47,515
	Merry Electronics Co. Ltd.	36,933	117,929
	METAAGE Corp.	17,000	29,033
	Mildef Crete, Inc.	7,000	17,589
	MIN AIK Technology Co. Ltd.	28,000	19,456
	Mitac Holdings Corp.	172,944	377,808
*	MOSA Industrial Corp.	34,559	22,713
	Motech Industries, Inc.	65,000	40,566
	Namchow Holdings Co. Ltd.	27,000	40,996
	Nan Liu Enterprise Co. Ltd.	7,000	13,960
#	Nan Ya Printed Circuit Board Corp.	37,000	151,656
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	11,409

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nantex Industry Co. Ltd.	49,000	$49,702
#*	Nanya Technology Corp.	243,000	218,485
	National Aerospace Fasteners Corp.	11,000	32,276
*	New Asia Construction & Development Corp.	54,000	28,130
	New Best Wire Industrial Co. Ltd.	11,000	9,982
	Nexcom International Co. Ltd.	8,000	13,200
	Nichidenbo Corp.	24,000	48,637
	Nien Hsing Textile Co. Ltd.	23,000	13,560
	Niko Semiconductor Co. Ltd.	10,579	14,670
	Nishoku Technology, Inc.	7,000	30,924
#	Nuvoton Technology Corp.	38,000	104,873
	O-Bank Co. Ltd.	208,909	63,049
	Ocean Plastics Co. Ltd.	29,000	31,431
	Optimax Technology Corp.	17,000	16,990
	Orient Europharma Co. Ltd.	8,000	11,882
	Orient Semiconductor Electronics Ltd.	64,000	64,266
	Oriental Union Chemical Corp.	129,000	58,016
	O-TA Precision Industry Co. Ltd.	8,000	17,138
	Pacific Construction Co.	68,000	23,246
	Pacific Hospital Supply Co. Ltd.	6,000	17,275
*	Paiho Shih Holdings Corp.	30,500	23,794
	Pan Asia Chemical Corp.	25,560	10,612
	Pan German Universal Motors Ltd.	3,000	27,080
	Pan Jit International, Inc.	56,000	81,121
	Pan-International Industrial Corp.	76,000	93,032
	Parpro Corp.	23,000	23,155
*	PChome Online, Inc.	22,575	29,072
*	Phihong Technology Co. Ltd.	59,000	63,321
#	Phison Electronics Corp.	14,000	199,210
		Shares	Value»
TAIWAN — (Continued)
	Phoenix Silicon International Corp.	21,000	$76,961
	Polytronics Technology Corp.	7,000	11,948
	Pou Chen Corp.	410,000	454,701
#*	Powerchip Semiconductor Manufacturing Corp.	538,000	324,325
	Powertech Technology, Inc.	120,000	416,515
	President Securities Corp.	158,539	125,493
	Primax Electronics Ltd.	84,000	208,030
	Prince Housing & Development Corp.	218,000	67,172
	Prosperity Dielectrics Co. Ltd.	28,000	34,713
	Qisda Corp.	235,000	247,942
	QST International Corp.	19,932	36,831
	Qualipoly Chemical Corp.	15,000	22,383
	Quang Viet Enterprise Co. Ltd.	9,000	26,996
	Quanta Storage, Inc.	33,000	100,599
*	Quintain Steel Co. Ltd.	56,139	18,650
	Radiant Opto-Electronics Corp.	69,000	419,603
	Radium Life Tech Co. Ltd.	118,352	37,701
	Raydium Semiconductor Corp.	7,000	82,069
	Rechi Precision Co. Ltd.	61,000	49,940
	Rexon Industrial Corp. Ltd.	18,000	17,123
	Rich Development Co. Ltd.	149,350	44,081
*	RiTdisplay Corp.	16,000	19,808
*	Ritek Corp.	142,121	57,651
	Ruentex Development Co. Ltd.	298,500	380,705
	Ruentex Industries Ltd.	118,071	247,289
	Sampo Corp.	55,200	47,131
	San Fang Chemical Industry Co. Ltd.	32,000	36,863
	San Far Property Ltd.	27,272	17,252
	Sanitar Co. Ltd.	9,000	11,632
	Sanyang Motor Co. Ltd.	14,000	29,882
	Savior Lifetec Corp.	72,000	43,975

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	SCI Pharmtech, Inc.	11,000	$28,755
	ScinoPharm Taiwan Ltd.	41,000	27,870
	Sea Sonic Electronics Co. Ltd.	4,000	8,402
	Senao International Co. Ltd.	10,000	9,944
	Sercomm Corp.	43,000	162,796
	Sesoda Corp.	48,776	55,387
	Shanghai Commercial & Savings Bank Ltd.	544,000	698,744
	Sharehope Medicine Co. Ltd.	12,480	10,712
	Sheng Yu Steel Co. Ltd.	27,000	19,856
	ShenMao Technology, Inc.	16,000	31,884
	Shih Her Technologies, Inc.	7,000	29,353
*	Shih Wei Navigation Co. Ltd.	66,708	32,264
*	Shihlin Development Co. Ltd.	27,000	9,692
*	Shin Kong Financial Holding Co. Ltd.	2,570,684	957,283
	Shin Zu Shing Co. Ltd.	3,862	24,616
*	Shining Building Business Co. Ltd.	68,330	21,640
	Shinkong Insurance Co. Ltd.	38,000	120,083
	Shinkong Synthetic Fibers Corp.	221,000	101,290
	Shinkong Textile Co. Ltd.	27,000	35,283
	Shuttle, Inc.	55,000	31,995
	Sigurd Microelectronics Corp.	72,726	154,099
	Silicon Integrated Systems Corp.	48,620	90,171
	Simplo Technology Co. Ltd.	28,000	339,912
	Sincere Navigation Corp.	48,410	36,042
	Sinon Corp.	70,000	94,723
	Sinphar Pharmaceutical Co. Ltd.	22,680	21,343
	Sinyi Realty, Inc.	30,000	25,584
	Sirtec International Co. Ltd.	10,000	9,169
	Siward Crystal Technology Co. Ltd.	28,000	20,653
		Shares	Value»
TAIWAN — (Continued)
	Soft-World International Corp.	8,000	$29,989
	Solteam, Inc.	9,598	15,491
	Song Shang Electronics Co. Ltd.	22,000	16,767
	Sonix Technology Co. Ltd.	24,000	29,637
	Southeast Cement Co. Ltd.	38,000	23,032
	Speed Tech Corp.	13,000	20,430
	Sports Gear Co. Ltd.	17,000	69,995
	St. Shine Optical Co. Ltd.	8,000	46,097
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	28,088
	Standard Foods Corp.	72,000	76,762
	S-Tech Corp.	19,000	15,479
	Sun Max Tech Ltd.	6,000	9,069
*	Sunko INK Co. Ltd.	37,000	17,104
	Sunny Friend Environmental Technology Co. Ltd.	6,000	15,095
*	Sunplus Technology Co. Ltd.	76,000	64,747
	Sunrex Technology Corp.	30,000	56,370
	Sunspring Metal Corp.	14,177	13,399
	Supreme Electronics Co. Ltd.	78,219	142,829
	Swancor Holding Co. Ltd.	10,000	26,097
	Sweeten Real Estate Development Co. Ltd.	36,664	33,937
#	Symtek Automation Asia Co. Ltd.	9,000	60,646
	Syncmold Enterprise Corp.	21,000	60,796
	Synmosa Biopharma Corp.	49,894	51,101
	Synnex Technology International Corp.	220,000	472,851
	Syn-Tech Chem & Pharm Co. Ltd.	5,000	14,173
	Systex Corp.	28,000	109,418
	T3EX Global Holdings Corp.	18,000	41,743
	TA Chen Stainless Pipe	311,654	322,384
	Ta Ya Electric Wire & Cable	139,160	173,309
	TA-I Technology Co. Ltd.	20,000	27,218

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tai Tung Communication Co. Ltd.	22,000	$14,868
	Taichung Commercial Bank Co. Ltd.	708,476	406,968
	TaiDoc Technology Corp.	8,000	34,814
	Taiflex Scientific Co. Ltd.	40,792	55,914
	Taimide Tech, Inc.	20,000	40,623
	Tainan Enterprises Co. Ltd.	28,000	29,365
	Tainan Spinning Co. Ltd.	207,000	86,388
	Tai-Saw Technology Co. Ltd.	22,000	15,479
*	Taisun Enterprise Co. Ltd.	40,000	23,710
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	27,118
	Taiwan Business Bank	1,317,189	601,709
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	15,971
	Taiwan Cogeneration Corp.	89,000	110,604
	Taiwan Fertilizer Co. Ltd.	132,000	209,260
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	47,297
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	61,583
*	Taiwan Glass Industry Corp.	208,000	105,617
	Taiwan Hon Chuan Enterprise Co. Ltd.	17,378	85,157
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,697	30,394
††	Taiwan Land Development Corp.	217,000	3,332
	Taiwan Line Tek Electronic	9,000	7,054
	Taiwan Navigation Co. Ltd.	66,000	58,283
	Taiwan Paiho Ltd.	47,000	95,616
	Taiwan PCB Techvest Co. Ltd.	53,000	54,338
	Taiwan Sanyo Electric Co. Ltd.	21,000	24,693
	Taiwan Semiconductor Co. Ltd.	43,000	68,665
	Taiwan Shin Kong Security Co. Ltd.	51,510	64,390
		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Styrene Monomer	91,000	$27,972
	Taiwan Surface Mounting Technology Corp.	41,000	129,230
*	Taiwan TEA Corp.	91,000	53,170
	Taiwan-Asia Semiconductor Corp.	65,000	53,717
	Taiyen Biotech Co. Ltd.	15,000	14,530
#*	Tatung Co. Ltd.	136,000	179,941
*	TBI Motion Technology Co. Ltd.	19,000	28,914
	TCI Co. Ltd.	19,000	66,717
	Te Chang Construction Co. Ltd.	13,000	24,513
	Teco Electric & Machinery Co. Ltd.	296,000	479,814
	Test Rite International Co. Ltd.	46,000	28,278
	Thermaltake Technology Co. Ltd.	14,000	14,341
	Thinking Electronic Industrial Co. Ltd.	12,000	59,312
	Thye Ming Industrial Co. Ltd.	22,400	44,920
	Ton Yi Industrial Corp.	154,000	70,455
	Tong Hsing Electronic Industries Ltd.	27,280	103,462
	Tong Yang Industry Co. Ltd.	58,000	189,609
	Tong-Tai Machine & Tool Co. Ltd.	46,000	39,619
	Top Union Electronics Corp.	34,967	33,368
	Topco Technologies Corp.	6,000	12,492
	Topkey Corp.	11,000	68,131
	Topoint Technology Co. Ltd.	17,000	16,963
*	TPK Holding Co. Ltd.	67,000	76,210
#	Transcend Information, Inc.	39,000	102,077
	Tripod Technology Corp.	70,000	410,550
	TSC Auto ID Technology Co. Ltd.	4,000	25,276
	TSEC Corp.	24,000	12,383
	TSRC Corp.	90,000	55,847
	Tung Ho Steel Enterprise Corp.	77,850	160,941

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tung Thih Electronic Co. Ltd.	13,200	$33,884
	TURVO International Co. Ltd.	6,000	40,437
	TYC Brother Industrial Co. Ltd.	38,000	73,490
	Tyntek Corp.	52,000	33,122
	Ubright Optronics Corp.	10,000	22,957
	UDE Corp.	17,000	45,846
	U-Ming Marine Transport Corp.	82,000	143,083
	Unic Technology Corp.	25,000	21,256
	Union Bank of Taiwan	364,723	171,127
*	Union Insurance Co. Ltd.	10,000	9,742
	Unitech Computer Co. Ltd.	19,000	20,825
*	Unitech Printed Circuit Board Corp.	113,032	103,900
*	United Alloy-Tech Co.	11,000	13,289
	United Orthopedic Corp.	11,000	31,242
*	United Renewable Energy Co. Ltd.	37,000	11,240
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Univacco Technology, Inc.	9,000	13,330
	Universal Cement Corp.	94,440	81,346
	UPC Technology Corp.	149,316	40,152
	USI Corp.	142,000	50,279
	Utechzone Co. Ltd.	4,000	13,448
	Value Valves Co. Ltd.	7,000	19,631
	Ve Wong Corp.	24,000	27,050
	Ventec International Group Co. Ltd.	10,000	24,357
	Viking Tech Corp.	10,000	11,785
	Wafer Works Corp.	107,555	80,445
	Wah Lee Industrial Corp.	33,660	117,684
#	Walsin Lihwa Corp.	530,607	394,792
	Walsin Technology Corp.	48,000	134,206
	Walton Advanced Engineering, Inc.	49,000	20,006
	WEI Chih Steel Industrial Co. Ltd.	26,000	17,111
	Wei Chuan Foods Corp.	66,000	35,875
	Weikeng Industrial Co. Ltd.	69,946	71,899
	Well Shin Technology Co. Ltd.	14,000	25,549
		Shares	Value»
TAIWAN — (Continued)
*	Win Semiconductors Corp.	62,000	$194,168
*	Winbond Electronics Corp.	508,732	220,816
	Winstek Semiconductor Co. Ltd.	6,000	19,838
	Wisdom Marine Lines Co. Ltd.	80,221	151,986
	Wistron NeWeb Corp.	51,147	219,662
	WITS Corp.	5,000	15,841
	Wonderful Hi-Tech Co. Ltd.	15,000	15,648
	WPG Holdings Ltd.	295,000	630,059
	WT Microelectronics Co. Ltd.	118,721	400,221
	WUS Printed Circuit Co. Ltd.	28,350	39,639
	Xxentria Technology Materials Corp.	28,781	49,436
	Ya Horng Electronic Co. Ltd.	7,000	12,066
	YC INOX Co. Ltd.	76,633	47,112
	Yea Shin International Development Co. Ltd.	47,864	44,663
	Yem Chio Co. Ltd.	82,065	42,657
*	Yeong Guan Energy Technology Group Co. Ltd.	17,426	19,420
	YFC-Boneagle Electric Co. Ltd.	14,596	10,902
	YFY, Inc.	215,000	195,246
	Yi Jinn Industrial Co. Ltd.	24,150	14,580
	Yieh Phui Enterprise Co. Ltd.	177,550	83,343
	Young Fast Optoelectronics Co. Ltd.	11,000	18,430
	Youngtek Electronics Corp.	21,000	38,804
	Yuanta Futures Co. Ltd.	25,944	66,862
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	37,006
#	Yulon Finance Corp.	41,000	141,750
	Yulon Motor Co. Ltd.	118,886	179,862
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	29,815
	YungShin Global Holding Corp.	35,000	55,812
	Yusin Holding Corp.	4,000	15,247

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co. Ltd.	11,520	$37,461
	Zenitron Corp.	34,000	30,544
	Zhen Ding Technology Holding Ltd.	127,000	454,900
*	Zig Sheng Industrial Co. Ltd.	68,000	19,267
*	Zinwell Corp.	56,000	25,134
	Zippy Technology Corp.	15,000	28,176
	Zyxel Group Corp.	54,930	63,930
TOTAL TAIWAN			46,910,869
THAILAND — (1.6%)
	AAPICO Hitech PCL (AH/F TB)	68,970	29,288
	AEON Thana Sinsap Thailand PCL	15,900	54,771
	Amata Corp. PCL	119,300	88,567
	AP Thailand PCL	377,800	89,191
	Asia Plus Group Holdings PCL	195,300	13,455
	Asian Sea Corp. PCL	53,800	12,461
	Bangchak Corp. PCL	160,200	164,125
#	Bangkok Commercial Asset Management PCL	331,300	56,569
	Bangkok Land PCL	2,877,600	44,435
	Bangkok Life Assurance PCL, NVDR	95,400	50,993
	Banpu PCL	1,300,900	193,155
#	Berli Jucker PCL	159,700	105,755
	Betagro PCL	22,400	11,574
*	Better World Green PCL	535,300	4,610
	BKI Holdings PCL	15,820	135,298
	Cal-Comp Electronics Thailand PCL, Class F	812,421	184,559
	Dhipaya Group Holdings PCL	32,300	19,375
	Don Muang Tollway PCL	41,800	13,158
	Eastern Polymer Group PCL	123,100	12,356
	Energy Absolute PCL	347,600	31,999
	Frasers Property Thailand PCL	79,285	20,013
	GFPT PCL	94,100	25,708
#	Gunkul Engineering PCL	870,500	51,183
	Hana Microelectronics PCL	95,207	66,723
	Heng Leasing & Capital PCL	324,700	10,606
	ICC International PCL	11,679	11,098
		Shares	Value»
THAILAND — (Continued)
	Index Livingmall PCL	26,600	$11,770
	Indorama Ventures PCL	195,400	133,458
#	IRPC PCL	2,144,300	71,954
	Jaymart Group Holdings PCL	114,400	37,029
#	JMT Network Services PCL	131,600	57,447
	KGI Securities Thailand PCL	258,200	32,050
#	Kiatnakin Phatra Bank PCL	35,100	54,200
	Lalin Property PCL	79,100	13,271
	Land & Houses PCL (LHF TB)	1,215,700	166,064
	LH Financial Group PCL	755,000	17,264
	MBK PCL	90,110	48,701
	MCS Steel PCL	107,500	19,792
	MK Restaurants Group PCL	21,400	11,185
	Ngern Tid Lor PCL	154,100	75,963
	Northeast Rubber PCL	190,100	27,661
#	Origin Property PCL	83,600	8,490
	Polyplex Thailand PCL	55,700	17,037
	Precious Shipping PCL	197,549	35,785
	Prima Marine PCL	152,700	33,102
	Property Perfect PCL	1,219,230	4,707
	Pruksa Holding PCL	62,700	11,916
	PTG Energy PCL	132,300	29,269
	Quality Houses PCL	1,256,450	63,802
	Ratchthani Leasing PCL	485,400	18,739
	Regional Container Lines PCL	83,400	59,439
	Rojana Industrial Park PCL	153,500	26,210
	S Hotels & Resorts PCL	218,100	12,953
	Saha Pathana Inter-Holding PCL	22,100	38,064
	Saha Pathanapibul PCL	16,100	27,491
	Saksiam Leasing PCL	68,200	8,506
*	Samart Corp. PCL	185,000	35,709
	Sansiri PCL	2,836,100	144,016
	SC Asset Corp. PCL	297,500	23,676
	SCG Packaging PCL	168,200	82,414
	Siamgas & Petrochemicals PCL	137,400	30,193
*	Singer Thailand PCL	72,700	14,572

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Somboon Advance Technology PCL	66,900	$21,257
	SPCG PCL	88,600	21,180
#	Sri Trang Agro-Industry PCL	176,151	82,125
	Sri Trang Gloves Thailand PCL	205,300	49,687
	Srisawad Capital 1969 PCL	154,200	5,953
	Srisawad Corp. PCL	29,200	32,083
	Star Petroleum Refining PCL	218,900	34,452
*	STP & I PCL	180,700	15,883
#	Supalai PCL	184,200	91,895
*	Super Energy Corp. PCL	5,029,400	32,857
	Thai Oil PCL	108,100	83,463
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	31,074
#	Thai Union Group PCL	384,400	136,980
	Thaicom PCL	118,200	40,014
	Thaifoods Group PCL	73,800	6,925
	Thanachart Capital PCL	53,000	78,300
	Thonburi Healthcare Group PCL	25,600	10,339
#	Thoresen Thai Agencies PCL	351,600	46,567
#	Tisco Financial Group PCL (TISCO/F TB)	33,500	98,983
#	TPI Polene PCL	1,008,400	29,945
	TPI Polene Power PCL	434,701	37,952
	Triple i Logistics PCL	55,000	8,003
	Univanich Palm Oil PCL	72,000	20,739
#*	VGI PCL	684,800	61,820
*	Xspring Capital PCL	1,370,399	38,660
TOTAL THAILAND			4,122,060
TURKEY — (1.0%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	17,223
	Akcansa Cimento AS	4,742	27,559
*	Akenerji Elektrik Uretim AS	61,453	24,257
	Aksa Akrilik Kimya Sanayii AS	211,332	68,035
	Aksa Enerji Uretim AS	23,710	27,172
#	Alarko Holding AS	45,997	110,397
*	Albaraka Turk Katilim Bankasi AS	207,057	41,330
		Shares	Value»
TURKEY — (Continued)
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	$118,630
	Anadolu Hayat Emeklilik AS	10,998	30,505
	Aygaz AS	14,660	64,989
*	Bera Holding AS	105,274	50,086
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	89,297
	Bursa Cimento Fabrikasi AS	89,116	20,994
*	Can2 Termik AS	238,806	10,178
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	103,861
	Deva Holding AS	5,945	11,832
	Dogan Sirketler Grubu Holding AS	238,931	90,419
	Dogus Otomotiv Servis ve Ticaret AS	4,183	21,954
	Eczacibasi Yatirim Holding Ortakligi AS	3,603	18,972
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	58,663
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	8,283
*	Europen Endustri Insaat Sanayi VE Ticaret AS	121,073	14,416
	Global Yatirim Holding AS	89,141	43,718
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	30,065
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	33,224
*	GSD Holding AS	257,244	25,954
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	63,950	13,683
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	29,281
*	Is Finansal Kiralama AS	66,301	24,150
*	Isiklar Enerji ve Yapi Holding AS	59,047	14,355

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Izmir Demir Celik Sanayi AS	108,924	$15,971
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	72,352
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	109,694
*	Kordsa Teknik Tekstil AS	15,454	29,308
*	Koza Anadolu Metal Madencilik Isletmeleri AS	21,858	42,326
*	Naturel Yenilenebilir Enerji Ticaret AS	12,485	27,364
*	NET Holding AS	83,578	103,212
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	132,141	20,776
*	Pegasus Hava Tasimaciligi AS	6,875	44,885
*	Peker Gayrimenkul Yatirim Ortakligi AS	320,340	12,318
#*	Petkim Petrokimya Holding AS	140,489	68,498
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,063	27,094
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	49,726	25,300
	Sekerbank Turk AS	348,287	39,189
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	51,249
	Sok Marketler Ticaret AS	8,840	9,587
*	TAV Havalimanlari Holding AS	36,389	281,807
*	Tekfen Holding AS	43,512	77,270
*	Tukas Gida Sanayi ve Ticaret AS	81,870	14,281
*	Tumosan Motor ve Traktor Sanayi AS	7,301	22,775
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	105,948
#*	Ulker Biskuvi Sanayi AS	34,631	116,308
		Shares	Value»
TURKEY — (Continued)
	Vestel Beyaz Esya Sanayi ve Ticaret AS	51,990	$21,984
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	46,358
*	Yayla Agro Gida Sanayi VE Nakliyat AS	33,919	8,942
*	Zorlu Enerji Elektrik Uretim AS	371,428	42,202
TOTAL TURKEY			2,680,480
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi National Hotels	794,881	127,237
	Abu Dhabi National Insurance Co. PSC	28,687	48,809
*	Abu Dhabi Ports Co. PJSC	89,466	120,570
	Agility Global PLC	499,068	179,319
	Agthia Group PJSC	52,988	88,966
	Air Arabia PJSC	261,391	219,688
	Aldar Properties PJSC	383,104	797,062
	Amanat Holdings PJSC	183,087	53,785
*	Amlak Finance PJSC	113,599	26,554
*	Aramex PJSC	18,278	14,075
*	Bank of Sharjah	63,601	15,927
*	Dana Gas PJSC	815,062	168,542
	Deyaar Development PJSC	265,756	67,253
	Dubai Financial Market PJSC	156,945	62,752
	Dubai Investments PJSC	334,612	197,501
	Dubai Islamic Bank PJSC	441,639	924,039
	Emaar Development PJSC	174,367	622,762
	Emaar Properties PJSC	40,905	150,134
*	EMSTEEL Building Materials PJSC	170,002	57,341
*	Eshraq Investments PJSC	292,261	28,075
*	Manazel PJSC	286,170	26,287
*	Multiply Group PJSC	433,891	249,082
	National Bank of Ras Al-Khaimah PSC	106,807	191,044
	Orascom Construction PLC	3,812	20,552
	RAK Properties PJSC	273,289	89,827
	Ras Al Khaimah Ceramics	86,789	60,968

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	680,886	$79,439
TOTAL UNITED ARAB EMIRATES			4,687,590
TOTAL COMMON STOCKS			253,453,175
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA, 8.156%	16,969	58,566
Ω	Banco BMG SA, 9.788%	39,762	25,719
	Banco do Estado do Rio Grande do Sul SA, 9.604%	48,400	85,801
	Banco Pan SA, 3.500%	58,481	69,048
	Cia de Ferro Ligas da Bahia FERBASA, 6.755%	39,200	52,253
	Eucatex SA Industria e Comercio, 10.332%	11,000	25,241
	Marcopolo SA, 6.623%	53,058	75,628
	Raizen SA, 1.381%	213,670	69,468
	Randon SA Implementos e Participacoes, 3.992%	40,000	62,354
	Taurus Armas SA, 3.765%	7,000	9,654
	Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	85,574	80,682
TOTAL BRAZIL			614,414
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 4.888%	12,886	87,766
TOTAL PREFERRED STOCKS			702,180
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	27	14
		Shares	Value»

BRAZIL — (Continued)
*	Diagnosticos da America SA Warrants 04/30/2025	583	$53
*	Empreendimentos Pague Menos SA Rights 02/20/2025	3,282	67
TOTAL BRAZIL			134
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	2,795	1,943
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	4,617	113
*	Leader Electronics, Inc. Rights	815	0
TOTAL TAIWAN			113
THAILAND — (0.0%)
*	Better World Green PCL Warrants	89,216	0
*	Better World Green PCL Warrants 08/13/2025	89,217	53
*	Energy Absolute PCL Warrants 02/28/2028	57,933	0
*	Northeast Rubber PCL Warrants 05/15/2026	31,683	498
*	Thoresen Thai Agencies PCL Rights	175,800	0
*	VGI PCL Warrants 09/03/2025	68,480	2,786
TOTAL THAILAND			3,337
TOTAL RIGHTS/WARRANTS			5,527
TOTAL INVESTMENT SECURITIES (Cost $214,913,444)			254,160,882

			Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	109,075	1,261,782
TOTAL INVESTMENTS — (100.0%)
(Cost $216,175,154)^^			$255,422,664

Emerging Markets Targeted Value Portfolio
CONTINUED
As of January 31, 2025, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	03/21/25	$1,845,314	$1,820,175	$(25,139)
Total Futures Contracts			$1,845,314	$1,820,175	$(25,139)
As of January 31, 2025, the value of Rule 144A securities amounted to $14,070,194 or 5.5% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$6,892,518	$1,306	—	$6,893,824
Chile	—	645,204	—	645,204
China	3,584,079	59,963,019	$26,579	63,573,677
Colombia	220,601	—	—	220,601
Greece	—	1,421,325	—	1,421,325
Hong Kong	—	27,703	5,310	33,013
India	770,821	54,187,650	—	54,958,471
Indonesia	—	4,561,824	5,560	4,567,384
Kuwait	—	1,728,157	—	1,728,157
Malaysia	—	5,345,556	—	5,345,556
Mexico	4,665,453	313,931	—	4,979,384
Philippines	—	1,355,634	—	1,355,634
Poland	—	3,075,276	—	3,075,276
Qatar	—	1,847,526	—	1,847,526
Saudi Arabia	—	10,122,078	—	10,122,078
South Africa	552,631	7,038,536	—	7,591,167
South Korea	20,701	26,656,920	16,278	26,693,899
Taiwan	—	46,907,537	3,332	46,910,869
Thailand	82,067	4,039,993	—	4,122,060
Turkey	—	2,680,480	—	2,680,480
United Arab Emirates	—	4,687,590	—	4,687,590
Preferred Stocks
Brazil	614,414	—	—	614,414
Colombia	87,766	—	—	87,766
Rights/Warrants
Brazil	—	134	—	134
South Korea	—	1,943	—	1,943
Taiwan	—	113	—	113
Thailand	—	3,337	—	3,337
Securities Lending Collateral	—	1,261,782	—	1,261,782
Total Investments in Securities	$17,491,051	$237,874,554	$57,059˂˃	$255,422,664
Financial Instruments
Liabilities
Futures Contracts**	(25,139)	—	—	(25,139)
Total Financial Instruments	$(25,139)	—	—	$(25,139)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Targeted Value Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	$5,660,106
BONDS — (92.0%)
AUSTRALIA — (6.2%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.047%, 07/16/27		4,000	4,016,220
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 5.018%, 06/11/27		3,020	3,029,386
	1.375%, 08/30/28	EUR	1,800	1,779,949
(r)Ω	SOFR + 0.790%, FRN, 5.154%, 01/14/30		1,500	1,506,458
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	3,974,967
	2.250%, 05/07/41	AUD	5,000	2,020,743
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	3,500	1,818,071
	1.750%, 07/20/34	AUD	10,000	4,620,039
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,266,247
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,293,597
	2.250%, 09/15/33	AUD	2,000	1,002,802
	2.250%, 11/20/34	AUD	19,900	9,568,001
	2.000%, 09/17/35	AUD	4,800	2,182,435
	2.000%, 11/20/37	AUD	7,500	3,160,085
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,194,814
TOTAL AUSTRALIA				43,433,814
AUSTRIA — (0.7%)
Oesterreichische Kontrollbank AG
	1.500%, 02/12/25		5,000	4,996,344
BELGIUM — (1.8%)
Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,400	1,300,298
Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,245,899
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
Δ	0.000%, 01/21/28	EUR	7,000	$6,737,195
Kingdom of Belgium Government Bonds
	1.450%, 06/22/37	EUR	3,750	3,204,770
TOTAL BELGIUM				12,488,162
CANADA — (12.8%)
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.748%, 06/05/26		4,000	4,041,384
Bank of Nova Scotia, SOFR + 1.090%, FRN
(r)	5.489%, 06/12/25		1,000	1,002,881
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	1,800	1,237,948
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)	4.870%, 05/19/25		324	324,213
CPPIB Capital, Inc., SONIA + 1.250%, FRN
(r)	5.977%, 06/15/26	GBP	1,500	1,882,260
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		950	950,978
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	901,096
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	4,772,820
	0.050%, 11/25/30	EUR	6,000	5,297,999
	1.850%, 05/03/32	EUR	10,600	10,177,616
Province of Alberta
	2.350%, 06/01/25	CAD	800	549,484
	4.500%, 12/01/40	CAD	8,000	5,786,851
	3.450%, 12/01/43	CAD	5,000	3,119,001
Province of British Columbia
	2.850%, 06/18/25	CAD	800	550,419
	4.150%, 06/18/34	CAD	7,800	5,571,820
	3.200%, 06/18/44	CAD	12,000	7,156,652
Province of Manitoba
	3.800%, 06/02/33	CAD	1,500	1,049,045
	4.650%, 03/05/40	CAD	5,000	3,621,495
	4.400%, 03/05/42	CAD	8,000	5,616,816
Province of Ontario
	4.150%, 06/02/34	CAD	7,400	5,295,098
	3.500%, 06/02/43	CAD	12,400	7,828,292
Province of Quebec
	2.600%, 07/06/25	CAD	2,000	1,375,237
	2.750%, 09/01/25	CAD	3,500	2,407,579
	5.000%, 12/01/38	CAD	7,000	5,313,854
	5.000%, 12/01/41	CAD	3,000	2,280,380

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	4.250%, 12/01/43	CAD	2,800	$1,942,940
TOTAL CANADA				90,054,158
FINLAND — (0.3%)
Kuntarahoitus OYJ
	0.050%, 09/10/35	EUR	2,300	1,762,911
FRANCE — (5.7%)
Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,235,262
Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	4,600	3,597,633
	0.375%, 05/25/36	EUR	500	369,663
	1.125%, 03/02/37	EUR	2,500	1,986,959
BNP Paribas SA
	5.750%, 06/13/32	GBP	2,800	3,533,619
BPCE SA
	2.375%, 04/26/32	EUR	3,900	3,844,996
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	2,500	1,995,522
	1.750%, 06/25/39	EUR	14,000	11,781,752
Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,725,967
	0.200%, 11/16/35	EUR	4,000	2,950,304
SNCF Reseau
	0.750%, 05/25/36	EUR	1,500	1,153,268
Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,400,019
Ω	3.000%, 01/22/30		1,600	1,435,295
TOTAL FRANCE				40,010,259
GERMANY — (1.5%)
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		1,000	1,001,248
Deutsche Bahn Finance GmbH
	1.125%, 12/18/28	EUR	1,000	981,153
	0.875%, 07/11/31	EUR	4,000	3,677,149
	0.750%, 07/16/35	EUR	500	412,206
	0.625%, 04/15/36	EUR	3,400	2,719,089
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	181,649
T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,303,342
TOTAL GERMANY				10,275,836
HONG KONG — (0.5%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		3,500	3,177,139
		Face Amount^	Value†
		(000)

JAPAN — (10.1%)
Japan Government Five Year Bonds
0.200%, 12/20/27	JPY	540,000	$3,427,422
Japan Government Ten Year Bonds
0.100%, 03/20/26	JPY	900,000	5,771,269
0.100%, 06/20/29	JPY	500,000	3,117,380
0.200%, 03/20/32	JPY	600,000	3,659,151
0.200%, 09/20/32	JPY	600,000	3,633,811
0.400%, 06/20/33	JPY	700,000	4,265,489
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	1,000,000	7,135,949
2.400%, 09/20/38	JPY	450,000	3,200,500
2.200%, 03/20/41	JPY	220,000	1,510,148
Japan Government Twenty Year Bonds
1.500%, 03/20/34	JPY	1,000,000	6,636,191
1.400%, 09/20/34	JPY	500,000	3,278,636
1.200%, 09/20/35	JPY	600,000	3,827,860
0.400%, 03/20/36	JPY	715,000	4,159,719
0.400%, 06/20/40	JPY	1,000,000	5,333,183
0.500%, 12/20/41	JPY	700,000	3,673,155
1.500%, 09/20/43	JPY	540,000	3,272,171
Mitsubishi UFJ Financial Group, Inc.
# 4.153%, 03/07/39		1,000	902,057
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	1,475,367
2.679%, 07/16/30		1,000	876,513
Sumitomo Mitsui Financial Group, Inc.
2.296%, 01/12/41		2,507	1,666,848
TOTAL JAPAN			70,822,819
LUXEMBOURG — (0.8%)
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,211,367
2.250%, 12/19/39	EUR	5,300	4,373,011
TOTAL LUXEMBOURG			5,584,378
NETHERLANDS — (2.4%)
BNG Bank NV
3.300%, 04/26/29	AUD	1,000	594,320
Cooperatieve Rabobank UA
(r) SOFR + 0.620%, FRN, 5.056%, 08/28/26		1,250	1,253,803
(r) SOFR + 0.890%, FRN, 5.266%, 10/17/29		5,000	5,010,662
5.250%, 05/24/41		2,000	1,951,810
Enexis Holding NV
3.500%, 05/30/36	EUR	5,000	5,270,004

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
4.875%, 02/24/25		3,000	$3,000,654
TOTAL NETHERLANDS			17,081,253
NEW ZEALAND — (0.6%)
New Zealand Government Bonds
2.750%, 04/15/37	NZD	6,800	3,121,072
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	2,500	1,271,992
TOTAL NEW ZEALAND			4,393,064
NORWAY — (0.3%)
Kommunalbanken AS
(r) SOFR + 1.000%, FRN, 5.399%, 06/17/26		2,000	2,018,649
SINGAPORE — (0.2%)
Optus Finance Pty. Ltd.
1.000%, 06/20/29	EUR	1,429	1,353,665
SPAIN — (0.5%)
Banco Santander SA
3.490%, 05/28/30		400	366,427
Santander U.K. Group Holdings PLC
3.625%, 01/14/26	GBP	400	490,348
Telefonica Emisiones SA
7.045%, 06/20/36		2,300	2,529,067
TOTAL SPAIN			3,385,842
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.7%)
Asian Development Bank
2.350%, 06/21/27	JPY	800,000	5,357,398
(r) SONIA + 1.000%, FRN, 5.727%, 05/23/29	GBP	5,400	6,884,430
Asian Infrastructure Investment Bank
0.500%, 05/28/25		340	335,819
(r) SOFR + 0.620%, FRN, 5.098%, 08/16/27		1,500	1,511,268
European Bank for Reconstruction & Development
0.500%, 05/19/25		230	227,327
(r) SOFR + 0.190%, FRN, 4.562%, 04/14/26		486	485,728
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.300%, FRN, 4.764%, 02/16/29		4,099	$4,093,948
European Investment Bank
(r)	SONIA + 1.000%, FRN, 5.727%, 09/08/25	GBP	2,100	2,617,433
(r)	SONIA + 0.340%, FRN, 5.067%, 03/12/26	GBP	9,685	12,031,530
	2.150%, 01/18/27	JPY	590,000	3,925,288
(r)	SOFR + 0.320%, FRN, 4.808%, 08/14/29		2,000	2,001,645
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 4.649%, 04/12/27		606	605,861
(r)	SOFR + 0.350%, FRN, 4.724%, 10/04/27		3,200	3,201,527
(r)	SOFR + 0.270%, FRN, 4.660%, 03/20/28		5,300	5,290,778
(r)	SOFR + 0.350%, FRN, 4.647%, 10/05/28		3,000	3,002,472
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		600	600,523
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.739%, 01/12/27		2,800	2,806,218
(r)	SOFR + 0.430%, FRN, 4.900%, 08/19/27		4,200	4,217,256
(r)	SOFR + 0.300%, FRN, 4.782%, 05/15/28		10,000	10,001,387
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.780%, 08/28/28		820	819,883
	1.250%, 02/06/31	AUD	1,053	540,400
	1.500%, 04/15/35	AUD	5,300	2,402,326
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.499%, 05/12/26		500	505,215

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	3M NIBOR + 1.000%, FRN, 5.600%, 01/27/28	NOK	20,000	$1,809,784
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			75,275,444
SWEDEN — (1.3%)
	Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.383%, 08/03/26		3,180	3,213,217
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.643%, 06/15/26		1,000	1,011,818
	0.500%, 02/18/30	EUR	5,500	5,043,424
	TOTAL SWEDEN			9,268,459
SWITZERLAND — (0.3%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	1,782,511
UNITED KINGDOM — (3.9%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	1,908,855
	HSBC Holdings PLC
#	6.100%, 01/14/42		3,000	3,203,815
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	554,584
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,087,396
	U.K. Gilts
	1.125%, 01/31/39	GBP	25,000	19,576,700
	TOTAL UNITED KINGDOM			27,331,350
UNITED STATES — (31.4%)
	Abbott Laboratories
	4.750%, 04/15/43		4,500	4,221,836
Allstate Corp.
	5.550%, 05/09/35		1,200	1,212,389
	4.500%, 06/15/43		1,000	849,423
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	6,262,453
American Tower Corp.
	0.950%, 10/05/30	EUR	700	641,375
	4.050%, 03/15/32		1,875	1,741,905
Amgen, Inc.
	3.150%, 02/21/40		3,375	2,524,525
	2.800%, 08/15/41		3,500	2,454,024
	Apple, Inc.
	3.850%, 05/04/43		1,000	829,341
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	$967,542
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,335,212
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	614,712
	3.500%, 06/01/41		2,500	1,917,759
	4.300%, 12/15/42		1,500	1,254,733
	Athene Holding Ltd.
#	5.875%, 01/15/34		3,165	3,201,490
	Avnet, Inc.
	3.000%, 05/15/31		4,350	3,731,297
	Bank of America Corp.
	5.875%, 02/07/42		4,600	4,804,187
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	480,079
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,580,300
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,601,025
Broadcom, Inc.
Ω	3.469%, 04/15/34		4,000	3,456,464
Ω	3.137%, 11/15/35		1,000	812,792
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	980,018
	2.375%, 03/15/31		3,100	2,616,304
Capital One Financial Corp.
	3.800%, 01/31/28		700	678,989
	1.650%, 06/12/29	EUR	2,800	2,743,178
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,490,918
	Choice Hotels International, Inc.
	3.700%, 12/01/29		290	270,291
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	1,833	1,718,042
	Cigna Group
	4.800%, 08/15/38		1,436	1,305,063
	Cisco Systems, Inc.
	5.500%, 01/15/40		3,334	3,372,264
Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,454,836
	5.875%, 01/30/42		750	769,730
	CME Group, Inc.
	5.300%, 09/15/43		3,000	2,993,293
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,981,235
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,796,356
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	417,928
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,491,016
	4.650%, 01/15/43		2,000	1,740,128
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,183,409

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	$2,109,147
Flex Ltd.
	4.875%, 06/15/29		1,000	985,704
	4.875%, 05/12/30		1,500	1,472,762
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,226,781
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	875,345
	General Motors Financial Co., Inc.
	3.100%, 01/12/32		2,000	1,716,484
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,750	1,548,084
	2.600%, 10/01/40		600	418,273
	5.650%, 12/01/41		3,250	3,267,878
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		1,000	1,058,526
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		1,000	994,182
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,000	825,373
Home Depot, Inc.
	3.300%, 04/15/40		217	169,193
	5.400%, 09/15/40		1,000	995,305
	5.950%, 04/01/41		1,000	1,047,675
	HP, Inc.
#	6.000%, 09/15/41		2,500	2,521,883
	Intel Corp.
	5.625%, 02/10/43		6,000	5,530,336
International Business Machines Corp.
	4.150%, 05/15/39		2,000	1,721,749
	2.850%, 05/15/40		2,900	2,078,154
	4.000%, 06/20/42		800	655,737
	J.M. Smucker Co.
	4.250%, 03/15/35		1,400	1,269,458
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,464,335
	Johnson & Johnson
	2.100%, 09/01/40		6,500	4,353,174
	JPMorgan Chase & Co.
	5.500%, 10/15/40		3,300	3,317,432
	Kemper Corp.
	3.800%, 02/23/32		410	362,356
Kroger Co.
	7.500%, 04/01/31		600	673,584
	5.150%, 08/01/43		800	736,703
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,530,198
	Legg Mason, Inc.
	4.750%, 03/15/26		900	900,895
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35		900	909,228
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Lincoln National Corp.
# 3.050%, 01/15/30		749	$678,666
3.400%, 01/15/31		1,589	1,441,071
7.000%, 06/15/40		1,373	1,503,008
Loews Corp.
# 4.125%, 05/15/43		5,500	4,548,684
MetLife, Inc.
5.700%, 06/15/35		1,050	1,079,179
5.875%, 02/06/41		2,000	2,054,605
Mohawk Industries, Inc.
3.625%, 05/15/30		3,000	2,791,663
Morgan Stanley
6.375%, 07/24/42		2,600	2,827,479
Motorola Solutions, Inc.
2.300%, 11/15/30		1,000	861,961
NIKE, Inc.
3.250%, 03/27/40		12,950	10,086,534
Novartis Capital Corp.
4.400%, 05/06/44		4,000	3,527,446
Oracle Corp.
3.600%, 04/01/40		750	584,949
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	2,876,884
Prudential Financial, Inc.
5.700%, 12/14/36		2,000	2,055,144
PulteGroup, Inc.
6.375%, 05/15/33		850	895,008
6.000%, 02/15/35		1,000	1,024,657
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,269,318
Royalty Pharma PLC
3.300%, 09/02/40		8,000	5,832,982
RTX Corp.
4.500%, 06/01/42		2,000	1,738,753
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,983,245
Stanley Black & Decker, Inc.
5.200%, 09/01/40		1,305	1,234,553
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,752,330
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43		3,800	3,747,023
Travelers Cos., Inc.
6.250%, 06/15/37		1,000	1,074,690
5.350%, 11/01/40		4,500	4,412,954
UnitedHealth Group, Inc.
5.950%, 02/15/41		2,500	2,567,603
3.050%, 05/15/41		1,800	1,299,968
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	2,000	2,073,954
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	1,316,091

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Walmart, Inc.
5.625%, 03/27/34	GBP	3,100	$4,071,023
5.250%, 09/28/35	GBP	684	872,923
5.625%, 04/01/40		3,000	3,141,754
5.625%, 04/15/41		500	521,196
2.500%, 09/22/41		4,300	2,976,717
Walt Disney Co.
3.500%, 05/13/40		2,000	1,607,593
TOTAL UNITED STATES			220,565,403
TOTAL BONDS			645,061,460
U.S. TREASURY OBLIGATIONS — (5.2%)
U.S. Treasury Bonds
1.125%, 08/15/40		4,500	2,700,527
U.S. Treasury Notes
(r) 3M USTMMR + 0.125%, FRN, 4.365%, 07/31/25		10,500	10,504,414
(r) 3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25		7,000	7,007,419
(r) 3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26		16,000	16,031,247
TOTAL U.S. TREASURY OBLIGATIONS			36,243,607
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (0.9%)
GERMANY — (0.9%)
Erste Abwicklungsanstalt
Ω	4.719%, 02/04/25	4,700	$4,697,746
Ω	4.668%, 02/07/25	2,000	1,998,320
TOTAL GERMANY			6,696,066
TOTAL COMMERCIAL PAPER (Cost $6,696,682)			6,696,066
TOTAL INVESTMENT SECURITIES (Cost $758,706,285)			693,661,239

		Shares
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	669,193	7,741,221
TOTAL INVESTMENTS — (100.0%)
(Cost $766,446,847)^^			$701,402,460
As of January 31, 2025, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	167,202,959	USD	1,061,779	Citibank, N.A.	02/05/25	$16,412
USD	1,886,510	NOK	20,596,738	State Street Bank and Trust	02/11/25	66,815
USD	1,355,473	EUR	1,298,842	Goldman Sachs Capital Markets L.P.	02/13/25	7,512
USD	49,133,411	EUR	46,050,777	State Street Bank and Trust	02/13/25	1,341,122
USD	1,363,704	EUR	1,288,938	UBS AG	02/13/25	26,022
USD	37,482,239	AUD	60,122,873	Australia and New Zealand Bank	02/21/25	101,977
AUD	1,270,686	USD	783,930	Citibank, N.A.	02/21/25	6,095
USD	9,729,987	CAD	13,545,387	Royal Bank of Canada	02/21/25	403,005
USD	399,869	AUD	642,748	Royal Bank of Canada	02/21/25	253
USD	5,482,981	CAD	7,905,795	State Street Bank and Trust	02/21/25	39,268
USD	5,559,486	SGD	7,481,250	Bank of America Corp.	03/19/25	44,742
SGD	7,481,250	USD	5,491,805	Bank of America Corp.	03/19/25	22,939
USD	1,755,892	GBP	1,407,878	Citibank, N.A.	03/24/25	10,544
USD	20,776,419	GBP	16,596,124	State Street Bank and Trust	03/24/25	202,189
USD	31,975,824	GBP	25,478,953	Royal Bank of Canada	03/31/25	390,376
GBP	6,005,282	USD	7,419,698	State Street Bank and Trust	03/31/25	24,859
USD	7,146,295	GBP	5,723,926	State Street Bank and Trust	03/31/25	50,526
GBP	1,181,641	USD	1,453,585	UBS AG	03/31/25	11,258
EUR	1,139,009	USD	1,176,285	Bank of America Corp.	04/02/25	8,553

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	66,301,667	EUR	63,184,865	Royal Bank of Canada	04/02/25	$574,520
EUR	1,689,041	USD	1,746,909	UBS AG	04/02/25	10,091
USD	10,075,269	CAD	14,454,676	Royal Bank of Canada	04/07/25	102,410
USD	6,671,469	CAD	9,531,531	State Street Bank and Trust	04/07/25	95,284
USD	800,245	CAD	1,148,561	Bank of New York Mellon	04/16/25	7,469
USD	999,314	CAD	1,440,641	Citibank, N.A.	04/16/25	4,934
USD	12,231,543	CAD	17,538,504	Royal Bank of Canada	04/16/25	125,867
USD	16,002,614	CAD	22,884,977	Citibank, N.A.	04/17/25	205,870
USD	4,431,668	NZD	7,827,393	Bank of America Corp.	04/28/25	9,640
Total Appreciation						$3,910,552
USD	75,776,215	JPY	11,911,983,173	Bank of New York Mellon	02/05/25	$(1,037,028)
USD	507,530	GBP	417,042	Citibank, N.A.	03/24/25	(9,477)
USD	5,262,343	GBP	4,270,433	State Street Bank and Trust	03/24/25	(31,717)
Total (Depreciation)						$(1,078,222)
Total Appreciation (Depreciation)						$2,832,330
As of January 31, 2025, the value of Rule 144A securities amounted to $25,977,257 or 3.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,660,106	—	$5,660,106
Bonds
Australia	—	43,433,814	—	43,433,814
Austria	—	4,996,344	—	4,996,344
Belgium	—	12,488,162	—	12,488,162
Canada	—	90,054,158	—	90,054,158
Finland	—	1,762,911	—	1,762,911
France	—	40,010,259	—	40,010,259
Germany	—	10,275,836	—	10,275,836
Hong Kong	—	3,177,139	—	3,177,139
Japan	—	70,822,819	—	70,822,819
Luxembourg	—	5,584,378	—	5,584,378
Netherlands	—	17,081,253	—	17,081,253
New Zealand	—	4,393,064	—	4,393,064
Norway	—	2,018,649	—	2,018,649
Singapore	—	1,353,665	—	1,353,665
Spain	—	3,385,842	—	3,385,842
Supranational Organization Obligations	—	75,275,444	—	75,275,444
Sweden	—	9,268,459	—	9,268,459
Switzerland	—	1,782,511	—	1,782,511
United Kingdom	—	27,331,350	—	27,331,350
United States	—	220,565,403	—	220,565,403
U.S. Treasury Obligations	—	36,243,607	—	36,243,607

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$6,696,066	—	$6,696,066
Securities Lending Collateral	—	7,741,221	—	7,741,221
Total Investments in Securities	—	$701,402,460	—	$701,402,460
Financial Instruments
Assets
Forward Currency Contracts**	—	3,910,552	—	3,910,552
Liabilities
Forward Currency Contracts**	—	(1,078,222)	—	(1,078,222)
Total Financial Instruments	—	$2,832,330	—	$2,832,330
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$373,866
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/29	610	663,652
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	270	279,435
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	115	124,920
5.000%, 04/01/34	455	493,115
5.000%, 04/01/39	750	796,718
5.000%, 04/01/41	370	409,472
City of Bend (GO)
5.000%, 06/01/41	1,015	1,115,598
5.000%, 06/01/44	385	420,971
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	205,899
5.000%, 12/01/30	350	359,662
City of Cottage Grove (GO)
5.000%, 09/01/26	515	532,194
4.000%, 06/01/29	100	103,645
City of Eugene (GO) Series A
5.000%, 06/01/36	250	282,292
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	235,578
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	250	267,528
City of Lake Oswego (GO)
5.000%, 12/01/26	250	260,086
4.000%, 06/01/41	500	503,490
5.000%, 06/01/43	725	796,327
City of Medford (GO)
4.000%, 06/01/40	375	380,868
City of Medford Sewer Revenue (RB) (BAM)
4.000%, 06/01/44	500	480,199
City of Newberg (GO)
4.000%, 12/01/25	120	121,088
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 06/15/25	270	$272,187
5.000%, 03/01/26	115	117,576
5.000%, 06/01/26	700	720,185
5.000%, 04/01/27	925	969,846
5.000%, 06/01/27	540	568,088
3.000%, 06/15/28	150	149,557
4.000%, 04/01/32	225	228,522
City of Portland (GO) Series B
5.000%, 06/01/25	620	624,483
5.000%, 06/15/26	485	499,391
5.000%, 06/15/30	405	431,945
City of Portland (GO) Series C
5.000%, 06/15/25	160	161,296
City of Portland (GO) Series D
5.000%, 04/01/28	250	267,133
5.000%, 04/01/42	210	226,622
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	700	720,545
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/25	525	526,855
5.000%, 04/01/27	365	382,304
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	86,320
City of Salem (GO)
5.000%, 06/01/25	445	448,247
5.000%, 06/01/26	235	241,932
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	284,061
4.000%, 04/01/27	280	286,419
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/27	150	151,099
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	257,418

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	135	$135,595
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	400	424,418
5.000%, 06/15/36	280	294,504
5.000%, 06/15/41	470	488,602
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	550	554,455
5.000%, 06/15/33	345	359,971
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	340	342,767
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	270	281,040
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	299,389
5.000%, 06/15/29	510	553,765
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,830
County of Multnomah (GO)
5.000%, 06/01/29	290	304,370
4.000%, 06/01/37	385	388,449
County of Multnomah (GO) Series A
5.000%, 06/15/28	550	589,880
5.000%, 06/15/29	1,155	1,260,557
County of Washington (GO)
4.000%, 03/01/30	1,020	1,031,230
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	1,130	1,164,298
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	258,991
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 01/01/32	340	$363,248
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,360	1,426,637
4.000%, 06/15/34	250	258,949
4.000%, 06/15/40	400	401,843
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	620	627,547
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	519,033
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,592
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,030,748
Lane Community College (GO) (SCH BD GTY) Series A
4.000%, 06/15/39	1,000	1,006,178
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	612,654
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	635,380
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	625	671,265
Metro (GO)
5.000%, 06/01/28	215	230,216
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,153,237
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	910	955,945

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	445	$458,204
5.000%, 06/15/27	295	310,449
5.000%, 06/15/29	845	919,322
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	635,220
5.000%, 06/15/27	1,000	1,008,029
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	435	465,190
Oregon State Lottery (RB) Series A
5.000%, 04/01/43	1,000	1,084,191
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	437,208
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	159,975
Portland Community College District (GO)
5.000%, 06/15/26	950	979,481
5.000%, 06/15/31	455	466,714
5.000%, 06/15/33	1,155	1,183,015
Rockwood Water People's Utility District (RB)
5.000%, 06/15/44	275	294,979
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	357,511
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	555	588,101
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,345	1,414,487
State of Oregon (GO) Series A
5.000%, 05/01/27	730	766,681
5.000%, 05/01/29	515	560,225
5.000%, 05/01/36	210	237,447
4.000%, 05/01/37	200	205,147
4.000%, 05/01/38	250	255,143
5.000%, 05/01/40	274	305,934
5.000%, 05/01/41	355	389,880
5.000%, 05/01/42	270	291,940
5.000%, 05/01/43	270	293,925
5.250%, 05/01/43	450	504,529
5.250%, 05/01/44	75	83,776
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series B
5.000%, 08/01/33	950	$958,601
State of Oregon (GO) Series C
5.000%, 06/01/26	420	432,637
5.000%, 06/01/31	870	910,771
5.000%, 06/01/35	1,400	1,458,862
State of Oregon (GO) Series D
5.000%, 06/01/28	305	326,585
5.000%, 05/01/29	535	548,728
5.000%, 06/01/39	200	222,686
State of Oregon (GO) Series F
5.000%, 05/01/25	335	336,872
5.000%, 08/01/25	240	242,722
5.000%, 05/01/31	540	553,189
5.000%, 05/01/32	1,185	1,212,480
5.000%, 05/01/34	500	510,917
State of Oregon (GO) Series G
5.000%, 12/01/33	1,000	1,031,873
5.000%, 08/01/41	350	385,300
State of Oregon (GO) Series H
5.000%, 06/01/25	265	266,982
5.000%, 06/01/27	380	390,892
5.000%, 06/01/29	365	375,028
State of Oregon (GO) Series N
5.000%, 05/01/27	380	399,094
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	460	478,807
5.000%, 11/15/27	600	629,069
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	235	237,991
5.000%, 09/01/34	425	459,128
3.250%, 10/01/34	420	404,082
5.000%, 09/01/38	1,215	1,293,559
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	435	440,761
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	111,835

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	$434,262
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/40	190	199,354
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	275	288,539
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	390	402,103
5.000%, 06/15/30	360	397,059
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	615	646,484
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	660	$665,298
Washington County Clean Water Services (RB)
5.000%, 10/01/25	480	487,264
5.000%, 10/01/27	535	565,998
5.000%, 10/01/28	330	355,416
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	561,724
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	435,239
TOTAL MUNICIPAL BONDS (Cost $72,344,960)		71,306,111
TOTAL INVESTMENTS — (100.0%)
(Cost $72,344,960)^^		$71,306,111
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$71,306,111	—	$71,306,111
Total Investments in Securities	—	$71,306,111	—	$71,306,111

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.0%)
Government National Mortgage Association, TBA
	6.000%, 02/01/55 TBA		2,519	$2,540,254
Uniform Mortgage-Backed Security, TBA
	2.000%, 02/01/55 TBA		7,911	6,156,983
	2.500%, 02/01/55 TBA		7,656	6,238,854
	6.000%, 02/01/55 TBA		6,048	6,089,093
	6.500%, 02/01/55 TBA		4,326	4,434,993
TOTAL AGENCY OBLIGATIONS				25,460,177
BONDS — (82.5%)
AUSTRALIA — (7.7%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,410,761
Australia & New Zealand Banking Group Ltd., 3M Euribor + 0.400%, FRN
(r)	3.413%, 05/21/27	EUR	1,100	1,142,293
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,120,893
Ω	4.375%, 04/01/31		200	182,487
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	435,682
National Australia Bank Ltd.
Ω	4.951%, 01/10/34		1,000	986,712
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	5,860	2,948,520
	1.750%, 03/20/34	AUD	1,600	754,982
	4.250%, 02/20/36	AUD	1,600	909,781
	3.500%, 11/20/37	AUD	2,000	1,028,167
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	1,700	833,453
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,025,062
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	607,799
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	536,886
	2.250%, 09/15/33	AUD	2,100	1,052,942
	2.250%, 11/20/34	AUD	3,690	1,774,167
	2.000%, 09/17/35	AUD	2,100	954,815
	4.750%, 09/15/36	AUD	2,050	1,202,782
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	Westpac Banking Corp., SOFR + 0.810%, FRN
(r)	5.177%, 04/16/29		3,000	$3,009,240
	TOTAL AUSTRALIA			21,917,424
BELGIUM — (0.3%)
Ministeries Van de Vlaamse Gemeenschap
	1.000%, 10/13/36	EUR	1,100	885,938
CANADA — (10.5%)
	Bank of Nova Scotia
	2.450%, 02/02/32		195	164,082
	Brookfield Finance, Inc.
	4.850%, 03/29/29		600	597,646
Canada Government Bonds
	1.500%, 04/01/25	CAD	1,000	686,566
	3.750%, 05/01/25	CAD	1,700	1,172,215
	Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	300	206,325
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30		500	446,645
	CI Financial Corp.
	3.200%, 12/17/30		1,500	1,282,568
CPPIB Capital, Inc.
	3.950%, 06/02/32	CAD	3,600	2,570,073
	4.750%, 06/02/33	CAD	3,300	2,471,929
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		500	485,436
Province of British Columbia
	3.550%, 06/18/33	CAD	1,100	757,303
	4.150%, 06/18/34	CAD	2,200	1,571,539
Province of Manitoba
	3.800%, 06/02/33	CAD	6,700	4,685,736
	5.700%, 03/05/37	CAD	1,000	801,011
Province of Ontario
	2.650%, 02/05/25	CAD	200	137,612
	3.750%, 06/02/32	CAD	1,800	1,268,824
	3.650%, 06/02/33	CAD	1,000	694,815
	4.150%, 06/02/34	CAD	2,000	1,431,107
	4.700%, 06/02/37	CAD	1,400	1,039,719
Province of Quebec
	6.250%, 06/01/32	CAD	1,400	1,137,725
	3.250%, 09/01/32	CAD	4,100	2,793,986
	4.450%, 09/01/34	CAD	300	219,088
	5.000%, 12/01/38	CAD	2,000	1,518,244
	Toronto-Dominion Bank
	3.129%, 08/03/32	EUR	500	512,216

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	$1,120,995
	TOTAL CANADA			29,773,405
FRANCE — (5.3%)
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,218,128
	0.625%, 02/21/31	EUR	600	531,749
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	483,436
	1.250%, 07/13/31	GBP	400	388,582
	BPCE SA
Ω	2.700%, 10/01/29		1,500	1,350,635
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	381,144
	French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	5,650	4,509,881
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,141,680
	La Poste SA
	1.375%, 04/21/32	EUR	1,100	1,005,002
	SNCF Reseau
	1.875%, 03/30/34	EUR	800	730,728
	Societe Des Grands Projets EPIC
	1.125%, 05/25/34	EUR	1,100	943,164
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	933,346
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	76,303
	WEA Finance LLC
Ω	3.500%, 06/15/29		1,400	1,298,546
	TOTAL FRANCE			14,992,324
GERMANY — (0.7%)
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	329,394
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	625,021
	Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	200	209,352
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	805,321
	TOTAL GERMANY			1,969,088
			Face Amount^	Value†
			(000)

HONG KONG — (0.3%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,000	907,754
IRELAND — (0.7%)
Accenture Capital, Inc.
	4.500%, 10/04/34		2,000	1,903,113
ITALY — (0.8%)
Eni SpA
	0.625%, 01/23/30	EUR	1,000	$924,697
Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	439,873
UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	933,320
TOTAL ITALY				2,297,890
JAPAN — (9.5%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	244,932
Aircastle Ltd.
Ω	2.850%, 01/26/28		400	373,803
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	201,000	1,277,162
	0.200%, 03/20/32	JPY	300,000	1,829,575
	0.200%, 09/20/32	JPY	420,000	2,543,668
	0.500%, 12/20/32	JPY	330,000	2,039,768
	0.400%, 06/20/33	JPY	350,000	2,132,744
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	120,000	856,314
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	261,000	1,732,046
	1.400%, 09/20/34	JPY	350,000	2,295,045
	1.200%, 09/20/35	JPY	394,000	2,513,628
	0.400%, 03/20/36	JPY	370,000	2,152,582
	0.600%, 09/20/37	JPY	20,000	116,008
	0.500%, 12/20/41	JPY	207,600	1,089,353
Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,568,283
Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	600	542,314
	2.096%, 04/08/32	EUR	400	382,217
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,165,303
Nomura Holdings, Inc.
	2.172%, 07/14/28		300	272,596
	2.608%, 07/14/31		1,000	848,041
Sumitomo Mitsui Financial Group, Inc.
	2.222%, 09/17/31		1,000	836,609
TOTAL JAPAN				26,811,991

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

LUXEMBOURG — (0.3%)
ArcelorMittal SA
	4.250%, 07/16/29		940	913,077
NETHERLANDS — (0.6%)
Enexis Holding NV
	3.500%, 05/30/36	EUR	800	$843,201
TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	968,479
TOTAL NETHERLANDS				1,811,680
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	350	193,490
	2.750%, 04/15/37	NZD	2,750	1,262,198
TOTAL NEW ZEALAND				1,455,688
NORWAY — (0.9%)
Aker BP ASA
Ω	4.000%, 01/15/31		300	277,910
Equinor ASA
	1.625%, 11/09/36	EUR	500	433,492
	4.250%, 11/23/41		2,000	1,723,267
TOTAL NORWAY				2,434,669
SPAIN — (0.7%)
Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,063,839
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	904,848
TOTAL SPAIN				1,968,687
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
International Finance Corp.
	1.500%, 04/15/35	AUD	2,500	1,133,172
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	185,153
SWITZERLAND — (0.6%)
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	1,666,648
	0.625%, 02/24/33	EUR	200	168,378
TOTAL SWITZERLAND				1,835,026
UNITED KINGDOM — (2.2%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	168,022
Ω	5.500%, 08/11/32		1,000	991,740
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Barclays PLC
	3.250%, 01/17/33	GBP	600	$636,285
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	496,096
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	560	616,895
	LCR Finance PLC
	4.500%, 12/07/38	GBP	65	76,452
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	591,791
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	381,332
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,202,951
	Vodafone Group PLC
	6.150%, 02/27/37		71	74,605
	Wintershall Dea Finance BV
	1.823%, 09/25/31	EUR	1,000	910,770
	TOTAL UNITED KINGDOM			6,146,939
UNITED STATES — (40.4%)
	Abbott Laboratories
	5.300%, 05/27/40		1,635	1,649,290
	AbbVie, Inc.
	4.050%, 11/21/39		1,000	858,639
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	135,087
	3.500%, 03/15/32		270	226,918
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,467,727
	Ally Financial, Inc.
	8.000%, 11/01/31		300	336,589
	Altria Group, Inc.
	3.400%, 05/06/30		200	184,126
	American Assets Trust LP
	3.375%, 02/01/31		1,000	872,570
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	441,882
	ARES Capital Corp.
	3.200%, 11/15/31		800	689,507
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	343,844
	Assurant, Inc.
	2.650%, 01/15/32		1,000	833,803
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	885,418

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	AT&T, Inc.
	3.500%, 06/01/41		1,400	$1,073,945
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,246,302
	3.850%, 03/01/32		500	449,084
	Bank of America Corp.
	5.875%, 02/07/42		1,350	1,409,924
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	595,231
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	520,196
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,439,734
	0.472%, 01/23/32	JPY	200,000	1,173,708
	1.585%, 04/16/40	JPY	100,000	581,646
	Black Hills Corp.
	2.500%, 06/15/30		800	700,767
	Block, Inc.
	3.500%, 06/01/31		1,500	1,334,806
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	87,919
	Boeing Co.
	3.200%, 03/01/29		200	185,181
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,120,946
	2.822%, 04/07/32	EUR	300	302,980
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		300	283,684
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	824,492
Ω	3.187%, 11/15/36		150	120,312
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,251,183
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	843,969
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	365,430
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	922,528
Chevron USA, Inc.
	6.000%, 03/01/41		1,000	1,070,343
	5.250%, 11/15/43		1,000	977,453
	Cigna Group
	4.800%, 08/15/38		800	727,054
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	752,532
	Cisco Systems, Inc.
	5.500%, 01/15/40		1,000	1,011,477
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	188,325
	ConocoPhillips
	6.500%, 02/01/39		300	325,798
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Consolidated Edison Co. of New York, Inc.
	5.700%, 06/15/40		475	$476,515
	Continental Resources, Inc.
	4.375%, 01/15/28		1,000	976,451
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	573,853
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	438,890
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	873,655
	Discover Bank
	4.650%, 09/13/28		200	197,168
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	238,776
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,398,491
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	836,893
	DXC Technology Co.
	2.375%, 09/15/28		400	362,921
	Elevance Health, Inc.
	4.625%, 05/15/42		500	436,377
	Energy Transfer LP
	3.750%, 05/15/30		350	327,065
	EnerSys
Ω	4.375%, 12/15/27		1,000	965,857
EPR Properties
	4.950%, 04/15/28		500	493,527
	3.750%, 08/15/29		1,200	1,113,189
	Equinix, Inc.
	2.150%, 07/15/30		300	258,852
	Expedia Group, Inc.
	3.250%, 02/15/30		650	599,696
	Experian Finance PLC
Ω	2.750%, 03/08/30		602	541,855
Exxon Mobil Corp.
	1.408%, 06/26/39	EUR	2,700	2,109,279
	4.227%, 03/19/40		2,900	2,534,822
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	447,208
	Flowserve Corp.
	2.800%, 01/15/32		2,000	1,703,142
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	348,396
	Fox Corp.
	4.709%, 01/25/29		300	297,293
GATX Corp.
	4.700%, 04/01/29		200	197,537
	3.500%, 06/01/32		500	445,143
	General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	610,303

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	$1,005,501
	Global Payments, Inc.
	3.200%, 08/15/29		250	230,488
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	202,358
	4.000%, 01/15/30		200	187,197
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	211,705
	Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	490,603
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	530,777
	HCA, Inc.
	7.500%, 11/06/33		117	129,576
	Hess Corp.
	5.600%, 02/15/41		500	491,863
	Home Depot, Inc.
	5.400%, 09/15/40		1,000	995,305
	Howmet Aerospace, Inc.
	3.000%, 01/15/29		500	466,129
	HP, Inc.
	2.650%, 06/17/31		200	172,098
	Humana, Inc.
	3.125%, 08/15/29		150	137,790
	Huntsman International LLC
	2.950%, 06/15/31		1,000	836,779
	Hyatt Hotels Corp.
	4.375%, 09/15/28		1,000	978,622
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	518,410
Intel Corp.
	4.600%, 03/25/40		800	667,998
	5.625%, 02/10/43		700	645,206
	International Business Machines Corp.
	1.250%, 02/09/34	EUR	1,000	879,591
	Interstate Power & Light Co.
	5.700%, 10/15/33		1,595	1,627,998
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	720,275
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	856,609
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	764,506
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	$254,160
JPMorgan Chase & Co.
	6.400%, 05/15/38		500	548,785
	5.500%, 10/15/40		500	502,641
	5.400%, 01/06/42		500	495,416
	Juniper Networks, Inc.
	2.000%, 12/10/30		1,200	1,006,288
	KB Home
	4.000%, 06/15/31		1,500	1,343,390
	Kemper Corp.
	3.800%, 02/23/32		1,000	883,795
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	1,235,643
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		100	108,562
	Lazard Group LLC
	4.500%, 09/19/28		500	490,518
	Lennar Corp.
	4.750%, 05/30/25		500	499,811
	Lincoln National Corp.
#	3.400%, 01/15/31		700	634,833
	Loews Corp.
	4.125%, 05/15/43		495	409,382
	LYB International Finance III LLC
	3.375%, 10/01/40		500	367,122
	Marriott International, Inc.
	2.750%, 10/15/33		100	82,143
	Mastercard, Inc.
	4.875%, 05/09/34		2,000	1,973,403
	Meta Platforms, Inc.
	4.750%, 08/15/34		2,000	1,952,336
	MGM Resorts International
	4.625%, 09/01/26		350	346,868
	Micron Technology, Inc.
	3.366%, 11/01/41		500	364,682
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	906,407
Ω	3.875%, 05/15/32		250	219,842
	Morgan Stanley
	6.375%, 07/24/42		900	978,743
	Motorola Solutions, Inc.
	2.300%, 11/15/30		200	172,392
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	865,438
	Nestle Capital Corp.
	4.750%, 03/22/36	GBP	750	898,354
	NewMarket Corp.
	2.700%, 03/18/31		1,000	857,610
	NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		300	284,628
	NIKE, Inc.
	3.250%, 03/27/40		2,000	1,557,766

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	NOV, Inc.
	3.600%, 12/01/29		400	$373,636
	OneMain Finance Corp.
	7.125%, 03/15/26		450	458,989
	ONEOK, Inc.
	6.350%, 01/15/31		300	315,292
Oracle Corp.
	6.125%, 07/08/39		600	621,671
	3.600%, 04/01/40		875	682,441
	Ovintiv, Inc.
	8.125%, 09/15/30		400	448,106
	Owens Corning
	3.500%, 02/15/30		1,500	1,397,344
	Paramount Global
	4.950%, 01/15/31		200	189,454
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	713,492
	4.375%, 11/15/41		100	85,111
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	859,667
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	186,668
	3.800%, 09/15/30		50	46,583
	6.700%, 05/15/36		200	212,776
	6.650%, 01/15/37		500	527,859
	Primerica, Inc.
	2.800%, 11/19/31		1,000	856,254
	Principal Financial Group, Inc.
	6.050%, 10/15/36		147	153,735
	Progress Energy, Inc.
	7.000%, 10/30/31		290	322,624
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	500	430,000
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	893,720
	0.875%, 01/24/32	EUR	200	175,929
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	233,917
	Ross Stores, Inc.
	1.875%, 04/15/31		99	82,297
	Royalty Pharma PLC
	2.200%, 09/02/30		150	128,178
	RTX Corp.
	4.500%, 06/01/42		500	434,688
	Sabra Health Care LP
	3.200%, 12/01/31		900	771,452
Seagate HDD Cayman
	4.091%, 06/01/29		400	376,769
	4.125%, 01/15/31		500	457,104
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	787,133
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Shell Finance U.S., Inc.
	4.550%, 08/12/43		2,500	$2,179,662
	Steelcase, Inc.
	5.125%, 01/18/29		700	674,696
	Store Capital LLC
	4.625%, 03/15/29		900	869,082
	Tapestry, Inc.
	3.050%, 03/15/32		300	257,400
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	1,002,099
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		200	197,212
	Toll Brothers Finance Corp.
@	3.800%, 11/01/29		350	330,145
	Truist Financial Corp.
	1.950%, 06/05/30		200	171,443
	U.S. Cellular Corp.
	6.700%, 12/15/33		200	213,938
	UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	477,620
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	570,337
Vontier Corp.
	2.400%, 04/01/28		400	364,760
	2.950%, 04/01/31		665	574,453
Walmart, Inc.
	5.250%, 09/28/35	GBP	26	33,181
	4.875%, 07/08/40		500	482,574
	5.625%, 04/15/41		700	729,674
	Walt Disney Co.
	3.500%, 05/13/40		500	401,898
Wells Fargo & Co.
	0.625%, 08/14/30	EUR	278	252,101
	2.125%, 09/24/31	GBP	1,000	1,043,642
	Welltower OP LLC
	2.050%, 01/15/29		1,000	898,416
	Western Digital Corp.
	2.850%, 02/01/29		1,200	1,075,764
	Western Union Co.
	1.350%, 03/15/26		600	576,430
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	484,327
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	192,004
	3.625%, 03/15/31		500	447,429
	TOTAL UNITED STATES			114,327,021
	TOTAL BONDS			233,670,039
U.S. TREASURY OBLIGATIONS — (6.5%)
	U.S. Treasury Inflation-Indexed Notes
	0.625%, 01/15/26		5,046	5,001,945

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26		4,300	$4,308,398
(r)	3M USTMMR + 0.150%, FRN, 4.390%, 04/30/26		6,000	6,005,333
(r)	3M USTMMR + 0.182%, FRN, 4.422%, 07/31/26		3,000	3,005,220
TOTAL U.S. TREASURY OBLIGATIONS				18,320,896
FOREIGN SOVEREIGN OBLIGATIONS — (0.3%)
CANADA — (0.3%)
Canada Treasury Bills
∞	3.101%, 04/24/25	CAD	100	68,362
∞	3.094%, 04/09/25	CAD	100	68,439
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Ontario Treasury Bills
∞ 3.191%,03/12/25	CAD	1,000	$685,919
Quebec Treasury Bills
∞ 3.191%,03/07/25	CAD	300	205,881
TOTAL CANADA			1,028,601
TOTAL INVESTMENT SECURITIES (Cost $297,633,591)			278,479,713

		Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	415,247	4,803,581
TOTAL INVESTMENTS — (100.0%)
(Cost $302,436,758)^^			$283,283,294
As of January 31, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	760,240	SEK	8,095,970	Citibank, N.A.	02/05/25	$30,028
AUD	248,672	USD	153,829	Citibank, N.A.	02/11/25	772
USD	6,811,049	AUD	10,278,985	State Street Bank and Trust	02/11/25	420,553
USD	1,989,118	CAD	2,816,690	Citibank, N.A.	02/12/25	50,349
USD	7,012,030	CAD	9,863,426	Societe Generale	02/12/25	222,891
USD	1,816,891	CAD	2,607,591	State Street Bank and Trust	02/12/25	22,047
EUR	394,407	USD	406,008	Citibank, N.A.	02/13/25	3,315
USD	16,646,558	EUR	15,597,491	State Street Bank and Trust	02/13/25	459,213
USD	3,666,263	GBP	2,933,172	UBS AG	03/24/25	30,007
USD	15,492,165	EUR	14,764,567	State Street Bank and Trust	04/02/25	133,536
EUR	1,640,650	USD	1,696,937	State Street Bank and Trust	04/02/25	9,726
EUR	708,412	USD	729,927	HSBC Bank	04/03/25	7,025
USD	15,994,429	EUR	15,325,597	State Street Bank and Trust	04/03/25	51,395
EUR	1,876,247	USD	1,937,323	UBS AG	04/03/25	14,514
NZD	31,232	USD	17,573	Citibank, N.A.	04/07/25	63
USD	18,569	NZD	32,584	Citibank, N.A.	04/07/25	170
USD	3,553,583	CAD	5,089,625	Citibank, N.A.	04/08/25	41,881
USD	1,431,820	CAD	2,045,715	Royal Bank of Canada	04/08/25	20,333
USD	938,721	CAD	1,353,913	State Street Bank and Trust	04/08/25	4,558
GBP	367,850	USD	453,814	Citibank, N.A.	04/10/25	2,185
USD	11,036,901	CAD	15,847,290	UBS AG	04/14/25	99,595
USD	168,550	AUD	270,386	Citibank, N.A.	04/15/25	390
Total Appreciation						$1,624,546
SEK	8,095,970	USD	731,563	Citibank, N.A.	02/05/25	$(1,351)
USD	7,465,370	JPY	1,173,828,206	Societe Generale	02/05/25	(103,945)
EUR	905,959	USD	945,394	Citibank, N.A.	02/13/25	(5,174)
EUR	1,306,924	USD	1,367,083	UBS AG	02/13/25	(10,735)
USD	4,019,365	JPY	633,076,888	Citibank, N.A.	02/14/25	(67,188)
USD	79,416	GBP	65,246	Citibank, N.A.	03/24/25	(1,469)

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	13,193,399	JPY	2,040,372,356	State Street Bank and Trust	03/24/25	$(34,663)
USD	1,452,100	NZD	2,587,357	Australia and New Zealand Bank	04/07/25	(8,892)
USD	15,671	NZD	27,908	Citibank, N.A.	04/07/25	(88)
USD	4,292,637	GBP	3,481,918	Citibank, N.A.	04/10/25	(23,659)
CAD	519,559	USD	362,764	Citibank, N.A.	04/14/25	(4,181)
USD	6,309,642	AUD	10,197,185	Societe Generale	04/14/25	(32,188)
CAD	741,505	USD	512,954	UBS AG	04/14/25	(1,191)
USD	1,079,035	AUD	1,755,804	Australia and New Zealand Bank	04/15/25	(12,942)
Total (Depreciation)						$(307,666)
Total Appreciation (Depreciation)						$1,316,880
As of January 31, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	$471,595	$471,595
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	16,975	16,975
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,726,534	3,726,534
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	9,673	9,673
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	269,928	269,928
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	83,804	83,804
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	88,005	88,005
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	17,393	17,393
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	181,287	181,287
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	146,088	146,088
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	255,212	255,212
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	362,527	362,527
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	545,131	545,131
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	358,816	358,816
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	353,045	353,045
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	482,699	482,699
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	190,157	190,157
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	20,652	20,652
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	54,786	54,786
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	54,363	54,363

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	$188,932	$188,932
Total Appreciation										$7,877,602	$7,877,602
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(84,288)	(84,288)
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	(43,506)	(43,506)
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	(12,985)	(12,985)
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	(2,964)	(2,964)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(111,376)	(111,376)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(80,120)	(80,120)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	(14,789)	(14,789)
Total (Depreciation)										$(350,028)	$(350,028)
Total Appreciation (Depreciation)										$7,527,574	$7,527,574
As of January 31, 2025, the value of Rule 144A securities amounted to $17,921,965 or 6.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$25,460,177	—	$25,460,177
Bonds
Australia	—	21,917,424	—	21,917,424
Belgium	—	885,938	—	885,938
Canada	—	29,773,405	—	29,773,405
France	—	14,992,324	—	14,992,324
Germany	—	1,969,088	—	1,969,088
Hong Kong	—	907,754	—	907,754
Ireland	—	1,903,113	—	1,903,113
Italy	—	2,297,890	—	2,297,890
Japan	—	26,811,991	—	26,811,991
Luxembourg	—	913,077	—	913,077
Netherlands	—	1,811,680	—	1,811,680
New Zealand	—	1,455,688	—	1,455,688
Norway	—	2,434,669	—	2,434,669
Spain	—	1,968,687	—	1,968,687
Supranational Organization Obligations	—	1,133,172	—	1,133,172
Sweden	—	185,153	—	185,153
Switzerland	—	1,835,026	—	1,835,026
United Kingdom	—	6,146,939	—	6,146,939

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$114,327,021	—	$114,327,021
U.S. Treasury Obligations	—	18,320,896	—	18,320,896
Foreign Sovereign Obligations	—	1,028,601	—	1,028,601
Securities Lending Collateral	—	4,803,581	—	4,803,581
Total Investments in Securities	—	$283,283,294	—	$283,283,294
Financial Instruments
Assets
Forward Currency Contracts**	—	1,624,546	—	1,624,546
Swap Agreements**	—	7,877,602	—	7,877,602
Liabilities
Forward Currency Contracts**	—	(307,666)	—	(307,666)
Swap Agreements**	—	(350,028)	—	(350,028)
Total Financial Instruments	—	$8,844,454	—	$8,844,454
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (4.3%)
*	Allianca Saude e Participacoes SA	5,000	$10,087
	Allied Tecnologia SA	30,010	35,792
	Allos SA	107,984	351,075
*	Allpark Empreendimentos Participacoes e Servicos SA	3,800	1,606
	Alupar Investimento SA	56,576	274,842
	Ambev SA (ABEV US), ADR	112,647	208,397
	Ambev SA (ABEV3 BZ)	164,200	311,876
*	Ambipar Participacoes e Empreendimentos SA	9,800	220,582
	Anima Holding SA	108,400	38,211
	Armac Locacao Logistica E Servicos SA	30,400	25,593
	Atacadao SA	257,100	272,320
	Auren Energia SA	41,987	58,266
*	Automob Participacoes SA	124,787	6,619
	B3 SA - Brasil Bolsa Balcao	332,000	635,703
	Banco Bradesco SA (BBDC3 BZ)	128,230	241,801
	Banco BTG Pactual SA	51,769	288,518
	Banco do Brasil SA	323,974	1,534,484
	Banco Santander Brasil SA	199,406	885,786
	BB Seguridade Participacoes SA	108,173	713,373
	Bemobi Mobile Tech SA	22,569	52,290
*	Blau Farmaceutica SA	19,100	42,390
	Boa Safra Sementes SA	25,164	46,375
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,500	71,764
	Brava Energia	30,102	115,537
	BRF SA	63,109	236,387
	Brisanet Servicos de Telecomunicacoes SA	52,808	24,578
	C&A Modas SA	72,600	121,620
		Shares	Value»
BRAZIL — (Continued)
	Caixa Seguridade Participacoes SA	21,431	$53,834
	Camil Alimentos SA	43,100	35,105
	CCR SA	211,719	406,842
	Centrais Eletricas Brasileiras SA	99,389	613,778
*	Cia Brasileira de Aluminio	91,742	85,399
*	Cia Brasileira de Distribuicao	139,573	64,484
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	15,888	257,068
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	28,000	453,104
	Cia de Saneamento de Minas Gerais Copasa MG	48,800	186,881
	Cia De Sanena Do Parana (SAPR11 BZ)	81,100	355,954
	Cia De Sanena Do Parana (SAPR3 BZ)	37,900	33,399
	Cia Energetica de Minas Gerais (CMIG3 BZ)	59,013	151,974
	Cia Paranaense de Energia - Copel	132,329	196,318
	Cia Siderurgica Nacional SA (CSNA3 BZ)	373,420	580,828
	CM Hospitalar SA	42,800	12,157
*	Cogna Educacao SA	795,158	191,849
	Construtora Tenda SA	27,736	68,200
	Cosan SA	231,739	306,921
	CPFL Energia SA	34,369	202,190
	Cruzeiro do Sul Educacional SA	87,900	51,741
	CSU Digital SA	7,400	20,260
	Cury Construtora e Incorporadora SA	50,200	185,714
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	112,800	394,333
Ω	Desktop SA	45,900	78,699
	Dexco SA	179,431	181,149
*	Diagnosticos da America SA	39,079	12,438

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	32,800	$46,584
	Direcional Engenharia SA	43,867	216,030
	EcoRodovias Infraestrutura e Logistica SA	78,600	69,938
	Eletromidia SA	19,227	97,022
*	Embraer SA (EMBR3 BZ)	55,900	571,047
	Empreendimentos Pague Menos SA	79,446	42,822
	Energisa SA	66,391	450,555
*	Eneva SA	109,924	221,953
	Engie Brasil Energia SA	32,100	202,134
	Equatorial Energia SA	126,464	652,440
	Even Construtora e Incorporadora SA	56,600	59,466
	Ez Tec Empreendimentos e Participacoes SA	45,900	99,748
	Fleury SA	104,597	211,912
	Fras-Le SA	17,200	63,720
#	Gerdau SA, Sponsored ADR	254,500	740,595
Ω	GPS Participacoes e Empreendimentos SA	62,352	159,933
	Grendene SA	106,456	104,196
*	Grupo Casas Bahia SA	53,590	32,370
	Grupo Mateus SA	130,194	148,817
	Grupo SBF SA	45,800	90,439
	Guararapes Confeccoes SA	40,600	45,227
*Ω	Hapvida Participacoes e Investimentos SA	935,114	387,227
*	Hidrovias do Brasil SA	115,153	52,216
	Hypera SA	170,531	533,415
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	23,315	57,210
	Iochpe Maxion SA	46,700	108,678
	Irani Papel e Embalagem SA	36,400	45,468
*	IRB-Brasil Resseguros SA	27,672	250,483
	Jalles Machado SA	60,949	48,079
	JBS SA	80,862	490,370
	JHSF Participacoes SA	146,300	99,135
	JSL SA	47,300	45,406
	Kepler Weber SA	42,300	74,625
	Klabin SA	175,119	672,422
		Shares	Value»
BRAZIL — (Continued)
	Lavvi Empreendimentos Imobiliarios SA	30,822	$45,779
	Localiza Rent a Car SA	95,209	502,922
	LOG Commercial Properties e Participacoes SA	18,200	58,860
*	Log-in Logistica Intermodal SA	2,700	9,674
*	Lojas Quero-Quero SA	62,643	24,868
	Lojas Renner SA	349,103	815,403
Ω	LWSA SA	144,627	83,152
	M Dias Branco SA	25,021	98,816
*	Magazine Luiza SA	140,922	179,889
	Mahle Metal Leve SA	9,100	44,145
	Marcopolo SA	49,180	53,690
	Marfrig Global Foods SA	96,765	263,105
	Melnick Even Desenvolvimento Imobiliario SA	39,400	26,024
	Mills Locacao Servicos e Logistica SA	59,365	93,151
*	Minerva SA	24,114	19,971
	Moura Dubeux Engenharia SA	30,506	65,981
	Movida Participacoes SA	91,209	61,648
*	MRV Engenharia e Participacoes SA	166,976	161,146
	Multiplan Empreendimentos Imobiliarios SA	40,975	157,055
	Natura & Co. Holding SA	146,682	316,754
	Neoenergia SA	41,107	131,887
*	Oceanpact Servicos Maritimos SA	56,000	52,703
	Odontoprev SA	91,420	176,769
*	Oncoclinicas do Brasil Servicos Medicos SA	44,129	16,084
*	Orizon Valorizacao de Residuos SA	13,856	98,253
	Pet Center Comercio e Participacoes SA	58,396	46,864
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	37,001	525,784
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	221,043	2,851,455
	Petroleo Brasileiro SA (PETR3 BZ)	740,402	5,276,776
	Petroreconcavo SA	73,597	199,859

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Plano & Plano Desenvolvimento Imobiliario SA	20,800	$35,165
	Porto Seguro SA	45,300	309,981
	Positivo Tecnologia SA	49,600	48,462
	PRIO SA	256,834	1,801,426
*	Qualicorp Consultoria e Corretora de Seguros SA	146,200	48,533
	Raia Drogasil SA	204,261	737,137
Ω	Rede D'Or Sao Luiz SA	23,517	112,473
	Romi SA	13,303	21,443
	Rumo SA	103,689	326,465
	Santos Brasil Participacoes SA	94,349	212,784
	Sao Martinho SA	73,200	284,205
#	Sendas Distribuidora SA (ASAI US), ADR	4,104	23,598
	Sendas Distribuidora SA (ASAI3 BZ)	472,539	544,984
*Ω	Ser Educacional SA	56,800	51,707
*	Serena Energia SA	91,826	102,447
*	Simpar SA	170,900	105,569
	SLC Agricola SA	49,882	148,177
	Smartfit Escola de Ginastica e Danca SA	82,534	275,111
	Suzano SA (SUZB3 BZ)	127,692	1,362,779
	SYN prop e tech SA	15,700	13,218
	Tegma Gestao Logistica SA	15,400	79,529
	Telefonica Brasil SA (VIV US), ADR	13,442	118,693
	Telefonica Brasil SA (VIVT3 BZ)	29,163	258,842
	TIM SA	176,248	470,775
	TOTVS SA	22,000	128,219
	Transmissora Alianca de Energia Eletrica SA	90,700	520,077
	Tres Tentos Agroindustrial SA	81,230	221,004
	Trisul SA	30,600	27,804
	Tupy SA	35,000	128,045
	Ultrapar Participacoes SA (UGPA3 BZ)	212,126	600,365
	Unifique Telecomunicacoes SA	50,200	29,635
	Unipar Carbocloro SA	5,775	47,927
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	23,551
		Shares	Value»
BRAZIL — (Continued)
	Vale SA (VALE US), Sponsored ADR	437,656	$4,065,824
	Vale SA (VALE3 BZ)	183,800	1,703,689
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,700	129,316
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	108,382	89,761
	Veste SA Estilo	8,910	9,681
	Vibra Energia SA	359,791	1,037,992
	Vivara Participacoes SA	24,200	88,741
	Vulcabras SA	24,564	71,497
	WEG SA	110,600	1,041,645
	Wilson Sons SA	55,300	160,581
	Wiz Co.	25,600	26,152
	YDUQS Participacoes SA	119,084	208,864
*	Zamp SA	78,928	39,302
TOTAL BRAZIL			49,549,815
CHILE — (0.7%)
	Aguas Andinas SA, Class A	609,111	194,578
	Banco de Chile (BCH US), ADR	31,115	769,785
	Banco de Chile (CHILE CI)	635,643	78,691
	Banco de Credito e Inversiones SA	11,680	356,859
	Banco Santander Chile (BSAC US), ADR	8,394	171,322
	Banco Santander Chile (BSAN CI)	2,610,133	134,653
	Besalco SA	1,195	756
*	CAP SA	22,516	124,838
	Cencosud SA	234,817	598,271
	Cencosud Shopping SA	75,632	126,493
	Cia Cervecerias Unidas SA (CCU CI)	41,025	249,871
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,028	61,040
	Cia Sud Americana de Vapores SA	2,603,761	145,150
	Colbun SA	1,839,994	247,630
	Embotelladora Andina SA, ADR, Class B	12,368	241,176

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Empresa Nacional de Telecomunicaciones SA	85,373	$269,569
	Empresas CMPC SA	238,724	407,311
	Empresas Copec SA	51,266	342,543
	Enel Americas SA (ENELAM CI)	2,621,834	235,880
	Enel Chile SA (ENELCHIL CI)	4,376,804	259,926
	Enel Chile SA (ENIC US), ADR	4,326	13,151
*	Engie Energia Chile SA	109,895	109,756
	Falabella SA	32,677	123,753
	Forus SA	8,390	15,397
	Grupo Security SA	419,258	115,247
	Instituto de Diagnostico SA	5,352	10,546
	Inversiones Aguas Metropolitanas SA	170,911	132,932
	Inversiones La Construccion SA	12,159	108,238
	Latam Airlines Group SA	20,340,107	307,856
	Latam Airlines Group SA, ADR	1,547	47,091
	Multiexport Foods SA	50,860	12,074
	Parque Arauco SA	146,772	251,993
	Plaza SA	68,137	122,047
*	Ripley Corp. SA	408,984	119,056
	Salfacorp SA	228,414	138,376
	Sigdo Koppers SA	25,113	28,163
	SMU SA	1,195,158	216,757
	Sociedad Matriz SAAM SA	1,011,061	110,450
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,855	271,047
	SONDA SA	206,223	79,522
	Vina Concha y Toro SA	187,265	214,109
TOTAL CHILE			7,563,903
COLOMBIA — (0.2%)
	Almacenes Exito SA, BDR	25,940	43,100
	Bancolombia SA (BCOLO CB)	28,711	294,279
	Bancolombia SA (CIB US), Sponsored ADR	12,178	481,640
	Celsia SA ESP	55,623	49,207
	Cementos Argos SA	27,356	67,268
*	Corp. Financiera Colombiana SA	39,993	167,200
	Grupo Argos SA	58,360	276,464
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Energia Bogota SA ESP	201,953	$129,673
	Interconexion Electrica SA ESP	33,077	145,366
	Mineros SA	59,641	69,144
TOTAL COLOMBIA			1,723,341
CZECH REPUBLIC — (0.1%)
	CEZ AS	18,049	790,573
	Komercni Banka AS	9,496	348,343
Ω	Moneta Money Bank AS	54,186	306,119
	Philip Morris CR AS	117	82,644
TOTAL CZECH REPUBLIC			1,527,679
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	55,885	82,226
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	131,836	193,798
TOTAL EGYPT			276,024
GREECE — (0.6%)
	Aegean Airlines SA	13,854	155,838
*	Aktor SA Holding Company Technical & Energy Projects	6,251	33,374
	Alpha Services & Holdings SA	262,104	482,207
	Athens Water Supply & Sewage Co. SA	5,637	35,637
	Autohellas Tourist & Trading SA	4,052	45,902
	Bank of Greece	5,720	85,264
	Ellaktor SA	24,740	57,409
	ElvalHalcor SA	19,905	43,116
	Eurobank Ergasias Services & Holdings SA	184,213	461,035
	Fourlis Holdings SA	13,371	56,936
	GEK Terna SA	16,475	319,101
	Hellenic Exchanges - Athens Stock Exchange SA	13,812	70,973
	Hellenic Telecommunications Organization SA	19,276	291,477
	Helleniq Energy Holdings SA	48,874	379,748

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Holding Co. ADMIE IPTO SA	37,355	$103,618
	Ideal Holdings SA	3,864	24,097
	Intracom Holdings SA	17,092	54,842
	Jumbo SA	17,634	476,387
	Kri-Kri Milk Industry SA	3,698	61,617
*	LAMDA Development SA	11,394	82,094
	Metlen Energy & Metals SA	18,873	678,421
	Motor Oil Hellas Corinth Refineries SA	19,997	441,826
	National Bank of Greece SA	101,867	882,736
	OPAP SA	19,403	332,845
	Piraeus Financial Holdings SA	124,902	565,113
	Piraeus Port Authority SA	1,874	58,104
	Profile Systems & Software SA	1,902	10,427
	Public Power Corp. SA	20,802	283,751
	Quest Holdings SA	10,392	68,003
	Sarantis SA	3,315	39,194
	Terna Energy SA	8,964	185,955
	Thrace Plastics Holding & Co.	6,640	28,013
	Titan Cement International SA (TITC BB)	7,464	356,516
	Titan Cement International SA (TITC GA)	2,393	113,217
TOTAL GREECE			7,364,793
HUNGARY — (0.3%)
*	4iG Nyrt	8,332	29,191
	Magyar Telekom Telecommunications PLC	96,151	338,588
	MOL Hungarian Oil & Gas PLC	108,286	791,079
	Opus Global Nyrt	41,353	56,932
	OTP Bank Nyrt	28,977	1,792,790
	Richter Gedeon Nyrt	5,839	151,222
TOTAL HUNGARY			3,159,802
INDIA — (27.0%)
	360 ONE WAM Ltd.	28,338	329,412
*	3i Infotech Ltd.	54,738	17,902
	3M India Ltd.	529	179,820
	63 Moons Technologies Ltd.	8,503	73,321
		Shares	Value»
INDIA — (Continued)
	Aarti Drugs Ltd.	14,377	$67,173
	Aarti Industries Ltd.	52,044	267,353
	Aarti Pharmalabs Ltd.	15,040	100,962
*	Aavas Financiers Ltd.	18,646	367,217
	ABB India Ltd.	5,513	373,710
	ACC Ltd.	20,488	472,953
	Accelya Solutions India Ltd.	541	8,982
	Action Construction Equipment Ltd.	13,791	202,090
*	Adani Energy Solutions Ltd.	103,030	890,910
	Adani Enterprises Ltd.	7,177	189,517
*	Adani Green Energy Ltd.	4,062	46,947
	Adani Ports & Special Economic Zone Ltd.	90,403	1,141,616
*	Adani Power Ltd.	150,026	886,570
	Adani Total Gas Ltd.	15,637	115,363
*	Adani Wilmar Ltd.	27,910	85,666
	ADF Foods Ltd.	19,716	61,250
*	Aditya Birla Capital Ltd.	161,410	332,398
*	Aditya Birla Fashion & Retail Ltd.	65,024	204,617
	Aditya Birla Real Estate Ltd.	11,658	288,150
	Advanced Enzyme Technologies Ltd.	17,159	65,016
	Aegis Logistics Ltd.	41,762	335,961
*	Aether Industries Ltd.	6,004	57,325
	Agarwal Industrial Corp. Ltd.	1,078	14,056
	AGI Greenpac Ltd.	10,343	93,303
	Agro Tech Foods Ltd.	2,049	18,740
	Ahluwalia Contracts India Ltd.	12,390	121,771
	AIA Engineering Ltd.	12,890	549,389
	Ajanta Pharma Ltd.	13,477	417,618
	Ajmera Realty & Infra India Ltd.	9,113	99,113
	Akzo Nobel India Ltd.	2,999	131,178
	Alembic Ltd.	33,100	44,624
	Alembic Pharmaceuticals Ltd.	21,138	223,395
	Alicon Castalloy Ltd.	1,039	11,664
	Alkem Laboratories Ltd.	5,869	342,370
	Alkyl Amines Chemicals	4,618	90,755
*	Allcargo Gati Ltd.	15,456	12,910
	Allcargo Logistics Ltd.	101,641	49,525
*	Allcargo Terminals Ltd.	17,001	6,446
	Allied Digital Services Ltd.	10,913	29,082
	Amara Raja Energy & Mobility Ltd.	53,429	637,384

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Amber Enterprises India Ltd.	4,433	$330,797
	Ambika Cotton Mills Ltd.	566	9,902
	Ambuja Cements Ltd.	72,704	428,795
	Amrutanjan Health Care Ltd.	2,828	21,740
	Anant Raj Ltd.	19,599	134,543
	Andhra Paper Ltd.	15,705	15,805
	Andhra Sugars Ltd.	11,068	10,976
	Angel One Ltd.	25,002	674,442
*Ω	Antony Waste Handling Cell Ltd.	6,735	48,155
	Anup Engineering Ltd.	3,082	100,357
	Anupam Rasayan India Ltd.	1,186	9,401
	Apar Industries Ltd.	5,819	500,390
	Apcotex Industries Ltd.	4,995	19,637
	APL Apollo Tubes Ltd.	23,471	408,576
	Apollo Hospitals Enterprise Ltd.	10,075	792,670
	Apollo Micro Systems Ltd.	59,115	93,052
	Apollo Pipes Ltd.	1,408	7,046
	Apollo Tyres Ltd.	166,625	836,607
	Aptech Ltd.	5,730	10,348
	Aptus Value Housing Finance India Ltd.	66,753	232,400
*	Arman Financial Services Ltd.	2,204	35,905
	Artemis Medicare Services Ltd.	3,402	12,401
	Arvind Fashions Ltd.	20,774	114,264
	Arvind Ltd.	66,187	258,662
	Arvind SmartSpaces Ltd.	2,067	19,294
	Asahi India Glass Ltd.	30,021	232,374
*	Ashapura Minechem Ltd.	9,804	53,380
	Ashiana Housing Ltd.	14,741	55,430
	Ashok Leyland Ltd.	472,596	1,181,291
*	Ashoka Buildcon Ltd.	76,827	227,283
*	Asian Granito India Ltd.	30,854	21,652
	Asian Paints Ltd.	42,470	1,127,243
	Associated Alcohols & Breweries Ltd.	3,899	57,262
Ω	Aster DM Healthcare Ltd.	63,083	356,771
	Astra Microwave Products Ltd.	10,836	91,554
	Astral Ltd.	21,351	370,678
	AstraZeneca Pharma India Ltd.	1,328	110,829
*	Atul Auto Ltd.	5,147	30,653
	Atul Ltd.	4,563	330,528
		Shares	Value»
INDIA — (Continued)
Ω	AU Small Finance Bank Ltd.	74,581	$516,987
	AurionPro Solutions Ltd.	3,408	58,601
	Aurobindo Pharma Ltd.	81,471	1,098,016
	Automotive Axles Ltd.	895	17,638
	Avadh Sugar & Energy Ltd.	7,735	39,841
	Avantel Ltd.	24,857	39,103
	Avanti Feeds Ltd.	16,537	134,721
*Ω	Avenue Supermarts Ltd.	6,014	253,644
	Axis Bank Ltd. (AXSB IN)	358,421	4,064,815
*	AXISCADES Technologies Ltd.	1,290	10,010
	Bajaj Auto Ltd.	7,561	772,736
	Bajaj Consumer Care Ltd.	34,156	74,550
	Bajaj Finance Ltd.	46,856	4,255,938
	Bajaj Finserv Ltd.	35,598	713,314
*	Bajaj Hindusthan Sugar Ltd.	346,843	110,815
	Bajaj Holdings & Investment Ltd.	3,349	445,296
	Balaji Amines Ltd.	3,301	65,301
	Balkrishna Industries Ltd.	15,900	507,125
	Balmer Lawrie & Co. Ltd.	21,317	48,408
	Balrampur Chini Mills Ltd.	42,518	237,047
	Banco Products India Ltd.	16,872	87,636
Ω	Bandhan Bank Ltd.	198,658	346,112
	Bank of Baroda	211,663	519,572
	Bank of India	175,457	226,397
	Bank of Maharashtra	308,353	181,181
	Bannari Amman Sugars Ltd.	618	25,630
*	Barbeque Nation Hospitality Ltd.	5,008	18,728
	BASF India Ltd.	4,345	230,753
	Bata India Ltd.	14,618	217,979
	Bayer CropScience Ltd.	4,822	283,671
	BCL Industries Ltd.	57,245	30,916
	BEML Ltd.	3,470	154,022
	Berger Paints India Ltd.	55,748	304,432
	Best Agrolife Ltd.	5,808	34,876
*	BF Utilities Ltd.	5,803	53,200
	Bhansali Engineering Polymers Ltd.	47,575	66,748
	Bharat Bijlee Ltd.	2,394	89,084
	Bharat Dynamics Ltd.	4,382	65,957
	Bharat Electronics Ltd.	388,082	1,309,363

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	52,651	$750,231
	Bharat Heavy Electricals Ltd.	154,303	368,729
	Bharat Petroleum Corp. Ltd.	176,889	531,554
	Bharat Rasayan Ltd.	365	43,277
*	Bharat Wire Ropes Ltd.	10,106	21,874
	Bharti Airtel Ltd.	461,199	8,632,066
	Biocon Ltd.	77,301	321,620
	Birla Corp. Ltd.	6,698	89,909
	Birlasoft Ltd.	76,752	472,553
*	BL Kashyap & Sons Ltd.	22,188	16,812
*	Black Box Ltd.	17,525	103,857
	Bliss Gvs Pharma Ltd.	7,243	12,498
	BLS International Services Ltd.	29,709	149,991
	Blue Dart Express Ltd.	2,251	172,255
	Blue Star Ltd.	21,273	446,016
	Bombay Burmah Trading Co.	10,859	263,998
	Bombay Dyeing & Manufacturing Co. Ltd.	47,826	88,141
*	Borosil Ltd.	11,332	50,538
*	Borosil Renewables Ltd.	3,713	22,530
*	Borosil Scientific Ltd.	1,931	3,532
	Bosch Ltd.	360	119,388
	Brigade Enterprises Ltd.	39,817	530,439
*	Brightcom Group Ltd.	479,160	56,703
	Britannia Industries Ltd.	17,270	1,021,493
	BSE Ltd.	5,637	343,853
	Camlicon Consultants Pvt. Ltd.	4,319	6,318
*	Camlin Fine Sciences Ltd.	35,419	51,508
*	Campus Activewear Ltd.	29,039	90,934
	Can Fin Homes Ltd.	39,330	301,592
	Canara Bank	373,010	399,343
	Cantabil Retail India Ltd.	6,559	21,494
*	Capacit'e Infraprojects Ltd.	21,561	89,813
	Caplin Point Laboratories Ltd.	7,519	180,719
	Carborundum Universal Ltd.	29,591	404,202
	Care Ratings Ltd.	5,447	77,876
*	Cartrade Tech Ltd.	10,239	194,738
	Carysil Ltd.	5,598	44,449
	Castrol India Ltd.	141,486	288,579
	CCL Products India Ltd.	24,480	176,009
		Shares	Value»
INDIA — (Continued)
	CE Info Systems Ltd.	3,314	$64,781
	Ceat Ltd.	11,835	390,786
	Cello World Ltd.	7,464	56,035
	Central Depository Services India Ltd.	29,812	449,560
	Centum Electronics Ltd.	801	15,879
	Century Enka Ltd.	4,205	26,071
	Century Plyboards India Ltd.	20,093	186,329
	Cera Sanitaryware Ltd.	1,723	133,269
	CESC Ltd.	162,818	267,584
	CG Power & Industrial Solutions Ltd.	97,295	713,905
*	Chalet Hotels Ltd.	19,049	168,602
	Chambal Fertilisers & Chemicals Ltd.	90,398	523,624
*	Chemplast Sanmar Ltd.	12,191	66,659
	Chennai Petroleum Corp. Ltd.	13,125	81,763
*	Choice International Ltd.	16,047	93,967
	Cholamandalam Financial Holdings Ltd.	49,097	861,470
	Cholamandalam Investment & Finance Co. Ltd.	90,988	1,350,472
	CIE Automotive India Ltd.	56,181	299,825
*	Cigniti Technologies Ltd.	3,495	59,775
	Cipla Ltd.	111,395	1,900,260
	City Union Bank Ltd.	222,219	444,582
	Clean Science & Technology Ltd.	4,065	67,432
	CMS Info Systems Ltd.	68,071	338,697
	Coal India Ltd.	140,539	640,558
Ω	Cochin Shipyard Ltd.	11,976	210,913
*Ω	Coffee Day Enterprises Ltd.	41,444	12,530
	Coforge Ltd.	5,694	539,674
	Colgate-Palmolive India Ltd.	29,168	948,776
	Computer Age Management Services Ltd.	15,415	638,150
	Confidence Petroleum India Ltd.	66,586	52,542
	Container Corp. of India Ltd.	36,386	325,748
	Control Print Ltd.	1,774	13,800
	Coromandel International Ltd.	34,338	716,021

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cosmo First Ltd.	5,458	$47,030
	Craftsman Automation Ltd.	3,859	186,127
	CreditAccess Grameen Ltd.	15,078	184,949
	CRISIL Ltd.	3,940	245,114
	Crompton Greaves Consumer Electricals Ltd.	170,035	669,946
*	CSB Bank Ltd.	18,955	66,914
	Cummins India Ltd.	19,634	662,790
*	Cupid Ltd.	1,812	1,495
	Cyient Ltd.	34,721	579,456
*Ω	D.P. Abhushan Ltd.	1,177	22,009
	Dabur India Ltd.	55,427	338,229
	Dalmia Bharat Ltd.	14,444	309,924
	Dalmia Bharat Sugar & Industries Ltd.	2,751	11,100
	Datamatics Global Services Ltd.	1,601	11,177
	DB Corp. Ltd.	26,479	79,672
	DCB Bank Ltd.	49,820	68,193
	DCM Shriram Industries Ltd.	16,478	32,405
	DCM Shriram Ltd.	11,722	157,565
*	DCW Ltd.	61,842	56,290
	Deep Industries Ltd.	10,711	69,476
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	21,736	283,641
	Deepak Nitrite Ltd.	11,436	306,009
*	Delhivery Ltd.	146,903	544,732
	Delta Corp. Ltd.	30,055	35,280
*	DEN Networks Ltd.	45,465	20,595
*	Devyani International Ltd.	117,760	227,889
*	Dhampur Sugar Mills Ltd.	13,633	24,036
*	Dhani Services Ltd.	86,932	77,518
*	Dhanlaxmi Bank Ltd.	78,664	23,790
	Dhanuka Agritech Ltd.	6,280	105,498
Ω	Dilip Buildcon Ltd.	16,079	80,390
*	Dish TV India Ltd.	327,685	31,657
*	Dishman Carbogen Amcis Ltd.	22,821	60,912
	Divi's Laboratories Ltd.	6,555	419,656
	Dixon Technologies India Ltd.	6,127	1,056,878
	DLF Ltd.	68,583	586,901
	D-Link India Ltd.	6,113	34,129
	Dodla Dairy Ltd.	3,967	51,978
	Dollar Industries Ltd.	4,851	23,681
Ω	Dr. Lal PathLabs Ltd.	12,253	400,862
	Dr. Reddy's Laboratories Ltd., ADR	79,260	1,095,373
		Shares	Value»
INDIA — (Continued)
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	44,832	$628,147
	Dreamfolks Services Ltd.	8,475	35,551
*	Dwarikesh Sugar Industries Ltd.	61,056	35,658
	Dynacons Systems & Solutions Ltd.	1,487	20,639
	Dynamatic Technologies Ltd.	588	47,439
*Ω	E2E Networks Ltd.	1,665	49,046
	Easy Trip Planners Ltd.	285,129	44,373
	eClerx Services Ltd.	8,402	292,950
	Edelweiss Financial Services Ltd.	202,329	254,545
	Eicher Motors Ltd.	19,894	1,191,124
*	EID Parry India Ltd.	40,011	377,646
	EIH Associated Hotels	6,270	27,139
	EIH Ltd.	63,235	269,697
	Eimco Elecon India Ltd.	585	11,044
	Elecon Engineering Co. Ltd.	29,693	182,485
*	Electronics Mart India Ltd.	19,141	32,333
	Electrosteel Castings Ltd.	135,133	199,249
	Elgi Equipments Ltd.	52,177	325,521
	Emami Ltd.	61,706	417,616
	eMudhra Ltd.	4,769	38,091
Ω	Endurance Technologies Ltd.	9,677	221,238
	Engineers India Ltd.	92,288	181,186
	Epigral Ltd.	5,169	109,393
	EPL Ltd.	49,568	129,892
*	Equinox India Developments Ltd.	121,053	201,542
Ω	Equitas Small Finance Bank Ltd.	166,043	128,759
*Ω	Eris Lifesciences Ltd.	14,042	199,079
	ESAB India Ltd.	1,270	73,155
	Escorts Kubota Ltd.	4,797	202,006
*	Ethos Ltd.	1,397	38,987
*	Eureka Forbes Ltd.	10,097	61,784
	Eveready Industries India Ltd.	10,581	43,124
	Everest Kanto Cylinder Ltd.	5,871	10,567
	Excel Industries Ltd.	1,959	28,745
	Exide Industries Ltd.	77,875	336,728
*	Expleo Solutions Ltd.	1,465	20,506
	Fairchem Organics Ltd.	1,304	16,734
	FDC Ltd.	17,888	95,965
	Federal Bank Ltd.	348,874	750,218

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Federal-Mogul Goetze India Ltd.	4,659	$21,026
	FIEM Industries Ltd.	4,387	70,799
	Filatex India Ltd.	78,365	44,283
	Fine Organic Industries Ltd.	3,156	161,686
	Fineotex Chemical Ltd.	16,558	61,842
*	Fino Payments Bank Ltd.	8,826	29,599
	Finolex Cables Ltd.	22,509	259,150
	Finolex Industries Ltd.	88,967	210,763
	Firstsource Solutions Ltd.	123,278	474,313
	Force Motors Ltd.	2,542	184,735
	Fortis Healthcare Ltd.	58,939	437,161
*	FSN E-Commerce Ventures Ltd.	174,240	338,868
*	Fusion Finance Ltd.	13,603	27,679
*	G R Infraprojects Ltd.	4,913	72,163
	Gabriel India Ltd.	24,854	133,041
	GAIL India Ltd. (GAIL IN)	445,796	906,388
	Galaxy Surfactants Ltd.	3,725	102,217
*	Ganesh Benzoplast Ltd.	11,459	16,482
	Ganesh Housing Corp. Ltd.	6,223	97,204
	Ganesha Ecosphere Ltd.	4,405	87,540
	Garware Hi-Tech Films Ltd.	1,998	83,318
	Garware Technical Fibres Ltd.	14,005	131,478
	Gateway Distriparks Ltd.	145,865	128,503
	GE Vernova T&D India Ltd	18,548	379,416
*	Genesys International Corp. Ltd.	3,296	31,384
	Geojit Financial Services Ltd.	39,989	40,948
	GHCL Ltd.	36,416	305,512
	GHCL Textiles Ltd.	31,467	33,928
	GIC Housing Finance Ltd.	13,076	27,925
	Gillette India Ltd.	2,019	200,030
Ω	Gland Pharma Ltd.	14,081	245,896
	GlaxoSmithKline Pharmaceuticals Ltd.	8,729	198,340
	Glenmark Pharmaceuticals Ltd.	29,979	500,147
*	Global Health Ltd.	30,914	371,962
	Globus Spirits Ltd.	6,694	70,668
		Shares	Value»
INDIA — (Continued)
	GM Breweries Ltd.	1,395	$11,523
	GMM Pfaudler Ltd.	7,343	100,537
*	GMR Airports Ltd.	682,596	569,370
	GNA Axles Ltd.	4,936	20,686
*	Go Fashion India Ltd.	3,300	33,841
	GOCL Corp. Ltd.	4,202	17,311
	Godawari Power & Ispat Ltd.	132,465	274,738
	Godfrey Phillips India Ltd.	5,515	286,601
Ω	Godrej Agrovet Ltd.	14,146	120,657
	Godrej Consumer Products Ltd.	55,050	708,381
*	Godrej Industries Ltd.	12,239	125,478
*	Godrej Properties Ltd.	11,455	305,907
*	Gokaldas Exports Ltd.	9,207	100,093
*	Gokul Agro Resources Ltd.	11,896	42,121
	Goldiam International Ltd.	15,256	86,225
	Goodluck India Ltd.	5,071	50,047
	Goodyear India Ltd.	1,541	16,856
	Granules India Ltd.	62,360	399,271
	Graphite India Ltd.	29,794	163,027
	Grasim Industries Ltd.	32,843	947,928
	Grauer & Weil India Ltd.	18,916	21,250
	Gravita India Ltd.	8,869	207,437
	Great Eastern Shipping Co. Ltd.	52,609	596,100
	Greaves Cotton Ltd.	42,562	129,315
	Greenlam Industries Ltd.	9,178	58,063
	Greenpanel Industries Ltd.	20,901	83,010
	Greenply Industries Ltd.	23,053	74,174
	Grindwell Norton Ltd.	13,770	301,259
	Group Ltd.	163	5,320
	Gufic Biosciences Ltd.	8,341	43,709
	Gujarat Alkalies & Chemicals Ltd.	6,420	51,302
	Gujarat Ambuja Exports Ltd.	37,730	49,460
	Gujarat Fluorochemicals Ltd.	2,733	112,134
	Gujarat Gas Ltd.	24,523	137,238
	Gujarat Industries Power Co. Ltd.	12,026	27,020
	Gujarat Mineral Development Corp. Ltd.	32,592	120,439
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	15,739	100,323

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Pipavav Port Ltd.	129,362	$226,098
	Gujarat State Fertilizers & Chemicals Ltd.	95,605	225,877
	Gujarat State Petronet Ltd.	124,444	493,676
	Gulf Oil Lubricants India Ltd.	7,458	87,742
	Hariom Pipe Industries Ltd.	1,967	10,736
Ω	Harsha Engineers Ltd.	8,231	39,405
*	Hathway Cable & Datacom Ltd.	271,791	46,977
	Hatsun Agro Product Ltd.	15,635	169,432
	Havells India Ltd.	26,093	470,206
	HBL Engineering Ltd.	36,686	251,441
	HCL Technologies Ltd.	176,746	3,516,807
Ω	HDFC Asset Management Co. Ltd.	19,929	917,654
	HDFC Bank Ltd.	667,817	13,077,195
Ω	HDFC Life Insurance Co. Ltd.	47,585	349,892
*	HealthCare Global Enterprises Ltd.	16,223	95,952
	HEG Ltd.	29,428	133,329
	HeidelbergCement India Ltd.	22,296	55,891
	Heritage Foods Ltd.	20,796	103,659
	Hero MotoCorp Ltd. (HMCL IN)	36,329	1,813,334
*	Heubach Colorants India Ltd.	936	6,025
	HFCL Ltd.	232,140	261,533
	HG Infra Engineering Ltd.	10,008	146,441
	Hikal Ltd.	17,498	71,484
	HIL Ltd.	1,089	25,091
	Himadri Speciality Chemical Ltd.	53,825	304,670
	Himatsingka Seide Ltd.	19,970	36,649
	Hindalco Industries Ltd.	277,392	1,892,862
	Hinduja Global Solutions Ltd.	1,622	11,633
	Hindustan Aeronautics Ltd.	35,145	1,600,159
*	Hindustan Construction Co. Ltd.	224,275	82,690
	Hindustan Copper Ltd.	95,356	260,313
*	Hindustan Foods Ltd.	11,616	67,972
*	Hindustan Oil Exploration Co. Ltd.	19,694	44,731
		Shares	Value»
INDIA — (Continued)
	Hindustan Petroleum Corp. Ltd.	164,584	$677,533
	Hindustan Unilever Ltd.	60,947	1,737,171
	Hindware Home Innovation Ltd.	6,918	18,311
	Hitachi Energy India Ltd.	1,215	179,319
	HI-Tech Pipes Ltd.	22,958	34,420
	Hle Glascoat Ltd.	660	2,395
*	HLV Ltd.	62,159	11,246
Ω	Home First Finance Co. India Ltd.	17,510	201,450
	Honda India Power Products Ltd.	994	28,808
	Honeywell Automation India Ltd.	175	81,356
	HPL Electric & Power Ltd.	7,395	41,151
	Huhtamaki India Ltd.	6,976	18,148
	I G Petrochemicals Ltd.	1,965	9,824
	ICICI Bank Ltd. (IBN US), Sponsored ADR	251,478	7,209,850
	ICICI Bank Ltd. (ICICIBC IN)	325,556	4,685,487
Ω	ICICI Lombard General Insurance Co. Ltd.	11,918	256,010
Ω	ICICI Prudential Life Insurance Co. Ltd.	19,106	135,798
Ω	ICICI Securities Ltd.	13,101	124,443
	ICRA Ltd.	536	38,657
*	IDFC First Bank Ltd.	1,302,806	948,002
*	IFB Industries Ltd.	3,379	53,756
*	IFCI Ltd.	254,447	164,314
	Igarashi Motors India Ltd.	1,653	12,570
*	IIFL Capital Services Ltd.	62,672	182,295
	IIFL Finance Ltd.	60,983	249,585
*	Imagicaaworld Entertainment Ltd.	63,014	47,211
*	India Cements Ltd.	37,550	114,546
	India Glycols Ltd.	5,232	76,926
	India Nippon Electricals Ltd.	1,312	9,591
	India Power Corp. Ltd.	54,677	9,594
Ω	IndiaMart InterMesh Ltd.	12,969	309,384
	Indian Bank	83,532	533,083
Ω	Indian Energy Exchange Ltd.	179,509	360,142
	Indian Hotels Co. Ltd.	54,057	475,636
	Indian Hume Pipe Co. Ltd.	2,210	8,142

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indian Metals & Ferro Alloys Ltd.	9,165	$74,211
	Indian Oil Corp. Ltd.	328,998	487,253
	Indian Railway Catering & Tourism Corp. Ltd.	51,412	487,685
Ω	Indian Railway Finance Corp. Ltd.	61,152	105,895
	Indigo Paints Ltd.	8,606	124,796
	Indo Count Industries Ltd.	38,164	130,742
*	Indo Tech Transformers Ltd.	749	22,289
	Indoco Remedies Ltd.	5,241	15,061
*Ω	IndoStar Capital Finance Ltd.	3,121	9,228
	Indraprastha Gas Ltd.	151,720	352,648
	Indraprastha Medical Corp. Ltd.	17,275	91,453
*	Indus Towers Ltd.	425,532	1,693,606
	IndusInd Bank Ltd.	40,653	465,520
	Infibeam Avenues Ltd.	303,903	79,436
	Info Edge India Ltd.	8,422	748,508
	Infosys Ltd. (INFO IN)	492,212	10,728,142
#	Infosys Ltd. (INFY US), Sponsored ADR	90,873	1,994,662
	Ingersoll Rand India Ltd.	2,739	117,670
*	Inox Wind Energy Ltd.	241	25,968
*	Inox Wind Ltd.	66,984	129,392
	Insecticides India Ltd.	517	3,867
	Intellect Design Arena Ltd.	32,519	302,320
*Ω	InterGlobe Aviation Ltd.	30,128	1,499,746
	IOL Chemicals & Pharmaceuticals Ltd.	10,319	42,828
	ION Exchange India Ltd.	28,104	188,408
	Ipca Laboratories Ltd.	12,362	205,407
	IRB Infrastructure Developers Ltd.	495,190	327,218
Ω	IRCON International Ltd.	120,116	303,458
	ISGEC Heavy Engineering Ltd.	9,553	127,143
*	ITC Hotels Ltd.	55,885	104,524
	ITC Ltd.	558,855	2,880,589
	ITD Cementation India Ltd.	24,738	153,629
	J Kumar Infraprojects Ltd.	20,231	171,371
	Jagran Prakashan Ltd.	13,332	11,884
*	Jai Balaji Industries Ltd.	45,395	70,449
	Jai Corp. Ltd.	16,269	25,480
		Shares	Value»
INDIA — (Continued)
*	Jain Irrigation Systems Ltd.	49,192	$39,995
*	Jaiprakash Associates Ltd.	258,353	14,961
*	Jaiprakash Power Ventures Ltd.	884,254	166,718
	Jammu & Kashmir Bank Ltd.	124,246	141,633
	Jamna Auto Industries Ltd.	84,697	87,535
	Jash Engineering Ltd.	7,090	47,763
	JB Chemicals & Pharmaceuticals Ltd.	25,859	524,469
	JBM Auto Ltd.	15,444	142,988
	Jindal Drilling & Industries Ltd.	4,028	41,532
	Jindal Poly Films Ltd.	3,978	39,817
	Jindal Saw Ltd.	168,588	483,233
	Jindal Stainless Ltd.	99,535	747,357
	Jindal Steel & Power Ltd.	79,490	718,621
	Jindal Worldwide Ltd.	6,528	31,383
*	Jio Financial Services Ltd.	310,579	868,347
*	JITF Infralogistics Ltd.	5,343	32,918
	JK Cement Ltd.	10,442	577,285
	JK Lakshmi Cement Ltd.	25,136	231,851
	JK Paper Ltd.	41,224	173,570
	JK Tyre & Industries Ltd.	65,033	239,120
	JM Financial Ltd.	252,327	319,371
	JSW Energy Ltd.	37,649	220,694
	JSW Steel Ltd.	98,525	1,069,630
	JTEKT India Ltd.	15,736	27,671
	Jubilant Foodworks Ltd.	74,435	601,062
	Jubilant Ingrevia Ltd.	24,683	198,513
	Jubilant Pharmova Ltd.	22,508	251,635
	Jupiter Wagons Ltd.	21,860	101,154
*	Just Dial Ltd.	8,957	91,835
	Jyothy Labs Ltd.	44,926	206,687
*	Jyoti Structures Ltd.	191,046	51,522
	Kabra Extrusiontechnik Ltd.	4,585	24,133
	Kajaria Ceramics Ltd.	26,729	304,581
	Kalpataru Projects International Ltd.	41,308	503,685
	Kalyan Jewellers India Ltd.	62,861	363,130
	Kalyani Steels Ltd.	7,935	81,673
	Kamdhenu Ltd.	54,070	25,605
	Kansai Nerolac Paints Ltd.	31,725	85,332
	Karnataka Bank Ltd.	90,252	198,669

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	190,742	$523,853
	Kaveri Seed Co. Ltd.	8,556	89,222
*	Kaynes Technology India Ltd.	1,125	62,201
	KCP Ltd.	26,632	63,697
	KDDL Ltd.	1,815	49,954
	KEC International Ltd.	24,415	237,244
	KEI Industries Ltd.	12,352	573,965
*	Kellton Tech Solutions Ltd.	29,460	49,484
	Kennametal India Ltd.	1,194	33,329
*	Kesoram Industries Ltd.	41,342	105,240
	Kewal Kiran Clothing Ltd.	3,126	20,174
*	Kiri Industries Ltd.	11,151	80,121
	Kirloskar Brothers Ltd.	7,218	154,536
*	Kirloskar Electric Co. Ltd.	4,854	9,480
	Kirloskar Ferrous Industries Ltd.	15,358	100,897
	Kirloskar Industries Ltd.	432	19,153
	Kirloskar Oil Engines Ltd.	39,920	414,800
	Kirloskar Pneumatic Co. Ltd.	9,309	121,729
	Kitex Garments Ltd.	30,636	67,412
	KNR Constructions Ltd.	79,463	273,347
	Kolte-Patil Developers Ltd.	10,089	33,105
	Kopran Ltd.	10,292	21,683
	Kotak Mahindra Bank Ltd.	88,375	1,931,452
	Kovai Medical Center & Hospital	1,289	80,861
Ω	KPI Green Energy Ltd.	20,307	85,471
	KPIT Technologies Ltd.	28,163	457,756
	KPR Mill Ltd.	32,213	343,988
	KRBL Ltd.	22,721	72,309
*Ω	Krishna Institute of Medical Sciences Ltd.	68,294	479,542
	Krsnaa Diagnostics Ltd.	8,548	83,096
	KSB Ltd.	17,468	141,667
	Ksolves India Ltd.	975	11,206
	L&T Finance Ltd.	144,191	241,755
Ω	L&T Technology Services Ltd.	5,995	373,207
	LA Opala RG Ltd.	18,389	57,450
	Larsen & Toubro Ltd.	61,002	2,500,615
*	Latent View Analytics Ltd.	8,915	45,087
		Shares	Value»
INDIA — (Continued)
Ω	Laurus Labs Ltd.	80,318	$540,952
	Laxmi Organic Industries Ltd.	31,695	79,012
*Ω	Lemon Tree Hotels Ltd.	140,764	220,471
	LG Balakrishnan & Bros Ltd.	12,125	189,224
	LIC Housing Finance Ltd.	139,526	962,590
	Lincoln Pharmaceuticals Ltd.	1,750	14,538
	Linde India Ltd.	2,080	149,824
	Lloyds Engineering Works Ltd.	149,803	133,933
	Lloyds Metals & Energy Ltd.	21,992	313,190
	LMW Ltd.	686	124,085
	LT Foods Ltd.	56,464	253,889
Ω	LTIMindtree Ltd.	10,652	725,902
	Lumax Auto Technologies Ltd.	14,166	88,555
	Lumax Industries Ltd.	454	11,416
	Lupin Ltd.	39,190	942,671
	LUX Industries Ltd.	2,047	36,898
Ω	Macrotech Developers Ltd.	15,214	211,941
	Mahanagar Gas Ltd.	12,746	201,998
	Maharashtra Scooters Ltd.	1,176	126,344
	Maharashtra Seamless Ltd.	12,815	91,596
	Mahindra & Mahindra Financial Services Ltd.	97,671	320,327
	Mahindra & Mahindra Ltd.	153,858	5,305,773
*	Mahindra Holidays & Resorts India Ltd.	25,080	98,020
	Mahindra Lifespace Developers Ltd.	24,291	117,069
Ω	Mahindra Logistics Ltd.	16,171	68,750
	Maithan Alloys Ltd.	4,311	48,729
*	Man Industries India Ltd.	10,285	34,400
	Man Infraconstruction Ltd.	33,991	78,937
	Manali Petrochemicals Ltd.	23,060	16,053
	Manappuram Finance Ltd.	295,914	666,991
	Mangalam Cement Ltd.	4,272	42,334
	Mangalore Refinery & Petrochemicals Ltd.	44,923	66,990

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Manorama Industries Ltd.	870	$10,611
	Marico Ltd.	105,604	816,408
	Marksans Pharma Ltd.	85,376	237,584
	Maruti Suzuki India Ltd.	11,735	1,662,213
Ω	MAS Financial Services Ltd.	29,522	85,766
	Mastek Ltd.	6,052	179,551
Ω	Matrimony.com Ltd.	4,362	30,336
*	Max Financial Services Ltd.	23,842	306,990
	Max Healthcare Institute Ltd.	41,565	510,188
*	Max India Ltd.	5,632	16,629
	Mayur Uniquoters Ltd.	8,463	53,943
	Mazagon Dock Shipbuilders Ltd.	6,066	173,315
Ω	Medi Assist Healthcare Services Ltd.	15,308	100,569
*	Medplus Health Services Ltd.	17,800	146,893
*	Meghmani Organics Ltd.	54,364	48,706
*Ω	Metropolis Healthcare Ltd.	9,645	198,925
	Minda Corp. Ltd.	29,434	192,846
Ω	Mishra Dhatu Nigam Ltd.	12,432	46,982
	MM Forgings Ltd.	9,402	46,972
	MOIL Ltd.	30,538	108,691
	Monte Carlo Fashions Ltd.	2,815	22,126
*	Morepen Laboratories Ltd.	173,567	129,570
	Motherson Sumi Wiring India Ltd.	577,205	372,554
	Motilal Oswal Financial Services Ltd.	47,784	350,594
	Mphasis Ltd.	21,245	698,238
	MPS Ltd.	1,629	49,547
	MRF Ltd.	717	942,375
	Mrs Bectors Food Specialities Ltd.	9,947	168,765
	MSTC Ltd.	8,488	59,665
	Muthoot Finance Ltd.	32,576	844,146
*	Nalwa Sons Investments Ltd.	521	37,025
	Narayana Hrudayalaya Ltd.	25,049	397,946
	Natco Pharma Ltd.	47,454	643,310
	National Aluminium Co. Ltd.	263,465	610,655
	National Fertilizers Ltd.	50,499	62,142
	Nava Ltd.	55,612	284,148
		Shares	Value»
INDIA — (Continued)
	Navin Fluorine International Ltd.	2,931	$140,015
*Ω	Navkar Corp. Ltd.	16,746	23,750
	Navneet Education Ltd.	25,486	41,334
*	Nazara Technologies Ltd.	11,476	123,921
	NBCC India Ltd.	140,200	160,504
	NCC Ltd.	202,048	583,379
	NCL Industries Ltd.	9,419	22,120
*	Nectar Lifesciences Ltd.	33,331	13,045
	NELCO Ltd.	3,512	41,222
	Neogen Chemicals Ltd.	940	20,628
	NESCO Ltd.	8,548	94,833
	Nestle India Ltd.	29,183	773,718
*	Network18 Media & Investments Ltd.	44,858	27,225
	Neuland Laboratories Ltd.	2,565	416,613
	Newgen Software Technologies Ltd.	11,145	134,886
	NHPC Ltd.	481,417	448,173
	NIIT Learning Systems Ltd.	17,790	96,591
	NIIT Ltd.	26,856	46,097
	Nilkamal Ltd.	985	19,488
Ω	Nippon Life India Asset Management Ltd.	50,583	339,196
	Nitin Spinners Ltd.	11,677	55,840
	NLC India Ltd.	54,656	138,508
	NMDC Ltd.	1,035,909	786,107
*	NMDC Steel Ltd.	42,663	20,436
	NOCIL Ltd.	36,405	97,498
	Novartis India Ltd.	1,627	16,269
	NRB Bearings Ltd.	15,566	45,865
	NTPC Ltd.	331,808	1,240,159
	Nucleus Software Exports Ltd.	3,278	34,975
	Nuvama Wealth Management Ltd.	1,267	81,423
*	Nuvoco Vistas Corp. Ltd.	25,755	104,166
	Oberoi Realty Ltd.	22,858	476,499
*	OCCL Ltd.	254	264
*	Odigma Consultancy Solutions Ltd.	3,414	2,236
	Oil & Natural Gas Corp. Ltd.	239,495	722,647
	Oil India Ltd.	83,878	406,837
	One 97 Communications Ltd.	24,087	214,243
*	Onesource Specialty Pharma Ltd.	11,205	200,705
*	Optiemus Infracom Ltd.	4,174	31,335

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oracle Financial Services Software Ltd.	3,720	$390,690
*	Orchid Pharma Ltd.	4,647	76,006
	Orient Cement Ltd.	37,931	149,238
	Orient Electric Ltd.	40,156	101,557
*	Orient Green Power Co. Ltd.	328,177	58,869
	Orient Paper & Industries Ltd.	20,996	7,551
	Oriental Aromatics Ltd.	3,451	13,849
	Oriental Hotels Ltd.	18,748	32,144
	Page Industries Ltd.	1,292	666,587
	Paisalo Digital Ltd.	207,585	103,301
*	Pakka Ltd.	7,018	20,756
*	Panacea Biotec Ltd.	3,283	12,882
	Panama Petrochem Ltd.	9,000	39,300
Ω	Parag Milk Foods Ltd., Class F	19,863	38,830
*	Paramount Communications Ltd.	56,849	47,061
	Patanjali Foods Ltd.	7,673	159,438
*	Patel Engineering Ltd.	178,554	101,887
*	PB Fintech Ltd.	13,321	265,626
*	PC Jeweller Ltd.	908,230	150,222
	PCBL Chemical Ltd.	56,134	243,320
	PDS Ltd.	10,620	61,077
	Pearl Global Industries Ltd.	5,093	82,894
*	Pennar Industries Ltd.	37,772	71,609
	Persistent Systems Ltd.	22,412	1,559,873
	Petronet LNG Ltd.	254,219	924,028
	Pfizer Ltd.	2,848	148,440
	PG Electroplast Ltd.	34,484	309,278
	Phoenix Mills Ltd.	21,055	397,384
	PI Industries Ltd.	15,901	638,271
	Pidilite Industries Ltd.	20,780	690,576
	Piramal Enterprises Ltd.	41,686	489,452
	Piramal Pharma Ltd.	119,006	318,806
	Pitti Engineering Ltd.	6,318	84,070
	PIX Transmissions Ltd.	1,966	47,727
	PNB Gilts Ltd.	16,510	18,793
*Ω	PNB Housing Finance Ltd.	57,675	586,775
	PNC Infratech Ltd.	65,236	240,333
	Pokarna Ltd.	5,459	81,065
	Poly Medicure Ltd.	8,995	241,748
	Polycab India Ltd.	5,894	408,911
	Polyplex Corp. Ltd.	10,619	138,385
	Poonawalla Fincorp Ltd.	65,321	233,390
	Power Finance Corp. Ltd.	368,379	1,793,247
		Shares	Value»
INDIA — (Continued)
	Power Grid Corp. of India Ltd.	315,983	$1,098,605
	Power Mech Projects Ltd.	6,923	171,211
	Praj Industries Ltd.	33,974	247,052
	Prakash Industries Ltd.	43,935	79,137
	Prakash Pipes Ltd.	5,045	26,085
Ω	Prataap Snacks Ltd.	3,537	40,306
	Precision Camshafts Ltd.	6,814	23,357
	Precision Wires India Ltd.	28,086	51,351
	Premier Explosives Ltd. (PRE IN)	7,450	39,329
	Prestige Estates Projects Ltd.	18,889	301,357
*	Pricol Ltd.	29,873	172,644
	Prince Pipes & Fittings Ltd.	19,848	84,802
*	Prism Johnson Ltd.	41,156	66,171
	Privi Speciality Chemicals Ltd.	2,907	59,122
	Procter & Gamble Health Ltd.	2,345	145,919
	Procter & Gamble Hygiene & Health Care Ltd.	1,276	214,079
*	PSP Projects Ltd.	9,255	67,874
*	PTC India Financial Services Ltd.	74,121	32,059
	PTC India Ltd.	96,017	158,560
	Punjab National Bank	290,053	337,792
	Puravankara Ltd.	14,041	47,107
*	PVR Inox Ltd.	25,783	322,589
Ω	Quess Corp. Ltd.	25,700	174,952
	R Systems International Ltd.	16,373	80,152
	Radico Khaitan Ltd.	10,971	274,496
	Rail Vikas Nigam Ltd.	47,047	257,425
	Rain Industries Ltd.	80,052	133,362
*	Rajesh Exports Ltd.	11,241	24,149
	Rajratan Global Wire Ltd.	2,448	12,336
	Rallis India Ltd.	30,135	83,487
	Ram Ratna Wires Ltd.	2,398	14,730
*	Rama Steel Tubes Ltd.	346,512	48,083
	Ramco Cements Ltd.	46,113	485,238
	Ramco Industries Ltd.	11,599	33,504
*	Ramco Systems Ltd.	5,468	22,875
	Ramkrishna Forgings Ltd.	31,319	282,417
*	Ramky Infrastructure Ltd.	8,559	54,384
	Rane Holdings Ltd.	2,143	35,626
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	95,401

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Rategain Travel Technologies Ltd.	15,004	$120,640
	Ratnamani Metals & Tubes Ltd.	8,851	289,894
*	RattanIndia Power Ltd.	1,161,265	148,571
*	Raymond Lifestyle Ltd.	8,755	148,750
	Raymond Ltd.	10,944	190,297
Ω	RBL Bank Ltd.	140,110	265,681
	REC Ltd.	316,211	1,639,576
	Redington Ltd.	272,773	647,007
	Redtape Ltd.	11,095	85,981
	Refex Industries Ltd.	13,747	73,678
	Reliance Industrial Infrastructure Ltd.	2,313	25,819
Ω	Reliance Industries Ltd. (RIGD LI), GDR	29,313	1,717,110
	Reliance Industries Ltd. (RIL IN)	165,710	2,413,270
Ω	Reliance Industries Ltd. (RLNIY US), GDR	44,787	2,628,997
*	Reliance Infrastructure Ltd.	56,222	161,519
*	Reliance Power Ltd.	1,101,007	505,987
*	Religare Enterprises Ltd.	41,077	112,395
	Repco Home Finance Ltd.	15,907	71,894
	Responsive Industries Ltd.	9,620	27,282
*	Restaurant Brands Asia Ltd.	13,887	11,622
	Rhi Magnesita India Ltd.	1,167	6,325
	Rico Auto Industries Ltd.	45,453	45,155
	RITES Ltd.	46,766	141,074
	Rossari Biotech Ltd.	6,757	56,418
	Route Mobile Ltd.	10,182	140,687
	RPG Life Sciences Ltd.	2,149	59,707
*	RPSG Ventures Ltd.	4,168	46,274
*	RSWM Ltd.	7,090	13,452
	Rupa & Co. Ltd.	6,647	17,461
	Safari Industries India Ltd.	7,522	208,217
	Sagar Cements Ltd.	13,964	33,146
	Saksoft Ltd.	9,541	21,698
*Ω	Salasar Techno Engineering Ltd.	308,495	44,096
	Sammaan Capital Ltd.	75,870	122,552
	Samvardhana Motherson International Ltd.	655,316	1,061,762
		Shares	Value»
INDIA — (Continued)
	Sandhar Technologies Ltd.	11,047	$55,945
	Sandur Manganese & Iron Ores Ltd.	7,041	31,707
	Sangam India Ltd.	2,725	12,223
*	Sanghi Industries Ltd.	9,371	6,353
	Sanghvi Movers Ltd.	22,287	64,877
*	Sanofi Consumer Healthcare India Ltd.	2,286	123,968
	Sanofi India Ltd.	1,986	126,662
Ω	Sansera Engineering Ltd.	16,713	243,143
*	Sapphire Foods India Ltd.	82,855	275,798
	Sarda Energy & Minerals Ltd.	27,518	149,812
	Saregama India Ltd.	17,350	94,452
	Sasken Technologies Ltd.	1,618	36,991
*	Satin Creditcare Network Ltd.	30,050	50,079
	Savita Oil Technologies Ltd.	9,160	50,072
*	SBFC Finance Ltd.	128,517	125,951
	SBI Cards & Payment Services Ltd.	76,057	683,441
Ω	SBI Life Insurance Co. Ltd.	66,446	1,135,997
	Schaeffler India Ltd.	9,181	362,476
*	Schneider Electric Infrastructure Ltd.	18,801	147,623
*	SEAMEC Ltd.	1,670	20,098
*	Selan Exploration Technology Ltd.	3,303	26,043
	Senco Gold Ltd.	13,184	71,131
*	SEPC Ltd.	285,678	58,782
*	Sequent Scientific Ltd.	34,183	64,803
	Seshasayee Paper & Boards Ltd.	12,371	41,701
Ω	SH Kelkar & Co. Ltd.	19,760	48,663
	Shaily Engineering Plastics Ltd.	5,713	101,087
	Shakti Pumps India Ltd.	11,880	128,964
	Shalby Ltd.	7,260	18,493
	Shankara Building Products Ltd.	6,361	45,651
	Shanthi Gears Ltd.	4,410	25,071
	Sharda Cropchem Ltd.	10,774	72,513
	Sharda Motor Industries Ltd.	4,954	102,621
	Share India Securities Ltd.	30,675	86,676
*	Sheela Foam Ltd.	3,027	32,013
*	Shilpa Medicare Ltd.	14,302	116,904

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shipping Corp. of India Land & Assets Ltd.	31,983	$21,217
	Shipping Corp. of India Ltd.	71,030	160,106
	Shivalik Bimetal Controls Ltd.	8,643	51,409
*	Shoppers Stop Ltd.	7,687	50,830
	Shree Cement Ltd.	1,229	396,202
*	Shree Renuka Sugars Ltd.	84,449	36,737
	Shriram Finance Ltd.	288,580	1,811,395
	Shriram Pistons & Rings Ltd.	7,350	171,555
*	Shriram Properties Ltd.	26,303	26,553
	Shyam Metalics & Energy Ltd.	20,810	182,298
	Siemens Ltd.	2,953	206,350
*	SIS Ltd.	8,675	33,481
	Siyaram Silk Mills Ltd.	7,622	67,204
	SJS Enterprises Ltd.	9,085	103,247
	SJVN Ltd.	108,525	121,558
	SKF India Ltd.	8,294	385,738
	Skipper Ltd.	12,026	60,466
	Snowman Logistics Ltd.	58,611	41,699
	Sobha Ltd.	12,043	184,187
	Solar Industries India Ltd.	4,750	556,731
*	Solara Active Pharma Sciences Ltd.	7,723	45,642
	Somany Ceramics Ltd.	5,293	31,001
Ω	Sona Blw Precision Forgings Ltd.	69,056	400,411
	Sonata Software Ltd.	30,932	189,413
	South Indian Bank Ltd.	716,692	214,020
*	SP Apparels Ltd.	2,860	27,111
*	Spandana Sphoorty Financial Ltd.	5,962	22,471
	SRF Ltd.	26,793	870,462
*	Star Cement Ltd.	50,861	124,274
	State Bank of India (SBID LI), GDR	2,592	230,489
	State Bank of India (SBIN IN)	91,425	812,918
	State Bank of India (SBKFF US), GDR	14,169	1,258,207
	Steel Authority of India Ltd.	180,319	221,941
	Steelcast Ltd.	711	7,473
*	Sterlite Technologies Ltd.	84,822	105,409
	Stove Kraft Ltd.	5,323	48,686
	Strides Pharma Science Ltd.	22,409	177,042
*	Stylam Industries Ltd.	2,657	59,532
		Shares	Value»
INDIA — (Continued)
	Styrenix Performance Materials Ltd.	3,151	$89,598
*	Subex Ltd.	243,613	51,713
	Subros Ltd.	7,597	56,204
	Sudarshan Chemical Industries Ltd.	12,869	147,385
	Sumitomo Chemical India Ltd.	31,476	185,557
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	58,729	1,187,668
	Sun TV Network Ltd.	44,956	320,440
	Sundaram Finance Ltd.	13,605	718,048
	Sundaram-Clayton Ltd.	1,504	37,715
	Sundram Fasteners Ltd.	32,037	384,135
*	Sunflag Iron & Steel Co. Ltd.	16,141	43,784
	Sunteck Realty Ltd.	22,784	125,032
	Suprajit Engineering Ltd.	25,072	117,767
	Supreme Industries Ltd.	13,313	607,692
	Supreme Petrochem Ltd.	20,730	145,959
	Supriya Lifescience Ltd.	9,043	75,006
*	Suratwwala Business Group Ltd.	12,346	16,893
	Surya Roshni Ltd.	36,702	110,658
*	Suryoday Small Finance Bank Ltd.	29,505	42,362
*	Suven Pharmaceuticals Ltd.	16,629	202,352
	Suyog Telematics Ltd.	1,551	27,192
*	Suzlon Energy Ltd.	1,520,073	1,014,542
	Swan Energy Ltd.	30,256	191,003
	Swaraj Engines Ltd.	1,571	61,716
	Swelect Energy Systems Ltd.	1,764	17,511
	Symphony Ltd.	4,203	60,184
*	Syncom Formulations India Ltd.	91,707	19,285
Ω	Syngene International Ltd.	38,614	331,602
	TAJGVK Hotels & Resorts Ltd.	4,894	19,791
	Talbros Automotive Components Ltd.	9,032	29,896
	Tamil Nadu Newsprint & Papers Ltd.	23,351	45,076
	Tamilnad Mercantile Bank Ltd.	15,374	77,942
	Tanla Platforms Ltd.	13,869	88,287

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	TARC Ltd.	39,625	$61,428
	Tata Chemicals Ltd.	52,289	591,591
	Tata Communications Ltd.	24,531	460,568
	Tata Consultancy Services Ltd.	100,112	4,739,168
	Tata Consumer Products Ltd.	55,449	655,316
	Tata Elxsi Ltd.	3,622	264,688
	Tata Motors Ltd.	453,383	3,729,269
	Tata Power Co. Ltd.	164,005	691,381
	Tata Steel Ltd.	1,459,133	2,259,670
	TCI Express Ltd.	3,436	30,649
	TCPL Packaging Ltd.	330	11,671
	TD Power Systems Ltd.	36,390	153,308
*	TeamLease Services Ltd.	2,730	76,929
	Tech Mahindra Ltd.	54,845	1,055,348
	Techno Electric & Engineering Co. Ltd.	15,269	189,255
*	Technocraft Industries India Ltd.	2,009	62,053
	Tega Industries Ltd.	6,156	106,854
*Ω	Tejas Networks Ltd.	11,807	124,347
	Texmaco Infrastructure & Holdings Ltd.	9,920	13,759
	Texmaco Rail & Engineering Ltd.	73,895	167,801
	Thanga Mayil Jewellery Ltd.	3,514	73,541
	Thejo Engineering Ltd.	489	9,919
	Themis Medicare Ltd.	4,296	11,338
	Thermax Ltd.	3,798	166,312
	Thirumalai Chemicals Ltd.	24,161	66,358
	Thomas Cook India Ltd.	69,991	125,845
Ω	Thyrocare Technologies Ltd.	5,647	51,680
	Tilaknagar Industries Ltd.	31,728	133,777
	Time Technoplast Ltd.	48,216	222,630
	Timken India Ltd.	12,833	420,925
	Tips Music Ltd.	18,206	135,449
	Titagarh Rail System Ltd.	14,895	175,334
	Titan Co. Ltd.	39,294	1,577,286
	Torrent Pharmaceuticals Ltd.	15,544	586,428
	Torrent Power Ltd.	27,539	463,502
	Tourism Finance Corp. of India Ltd.	27,303	44,553
	Transformers & Rectifiers India Ltd.	9,683	99,774
		Shares	Value»
INDIA — (Continued)
	TransIndia Real Estate Ltd.	17,001	$6,866
	Transport Corp. of India Ltd.	9,519	116,684
	Trent Ltd.	24,757	1,639,759
	Trident Ltd.	498,134	178,005
	Triveni Engineering & Industries Ltd.	34,650	153,163
	Triveni Turbine Ltd.	49,629	381,462
	TTK Prestige Ltd.	10,348	87,625
	Tube Investments of India Ltd.	19,140	732,089
	TV Today Network Ltd.	4,752	10,550
	TVS Holdings Ltd.	1,708	184,050
	TVS Motor Co. Ltd.	35,960	1,016,110
	TVS Srichakra Ltd.	949	34,088
	Uflex Ltd.	11,450	63,145
*	Ugro Capital Ltd.	21,832	50,628
Ω	Ujjivan Small Finance Bank Ltd.	281,875	116,375
	UltraTech Cement Ltd.	10,750	1,435,395
*	Unichem Laboratories Ltd.	8,574	69,147
	Union Bank of India Ltd.	384,933	509,745
	United Breweries Ltd.	4,623	114,410
	United Spirits Ltd.	30,309	497,086
	Universal Cables Ltd.	1,047	7,705
	UNO Minda Ltd.	39,314	426,709
*	UPL Ltd.	82,837	539,819
	Usha Martin Ltd.	85,715	340,953
	UTI Asset Management Co. Ltd.	23,452	281,409
*	V2 Retail Ltd.	4,800	102,421
*	VA Tech Wabag Ltd.	19,194	303,421
	Vadilal Industries Ltd.	1,081	47,651
	Vaibhav Global Ltd.	27,281	85,968
*	Valor Estate Ltd.	47,564	85,707
	Vardhman Special Steels Ltd.	5,501	15,107
	Vardhman Textiles Ltd.	48,444	253,227
*Ω	Varroc Engineering Ltd.	18,385	117,080
	Varun Beverages Ltd.	130,756	810,098
*	Vascon Engineers Ltd.	55,648	31,677
	Vedant Fashions Ltd.	11,868	128,520
	Vedanta Ltd.	365,040	1,848,080
	Veedol Corporation Ltd.	3,208	56,198
	Venky's India Ltd.	1,668	35,089
Ω	Venus Pipes & Tubes Ltd.	3,661	56,834
	Vesuvius India Ltd.	2,924	144,738
	V-Guard Industries Ltd.	56,672	238,128

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vijaya Diagnostic Centre Ltd.	7,935	$95,302
*	Vikas Lifecare Ltd.	183,431	8,234
	Vimta Labs Ltd.	2,204	21,716
	Vinati Organics Ltd.	7,117	137,053
	Vindhya Telelinks Ltd.	2,233	42,968
	Vintage Coffee & Beverages Ltd.	7,934	10,412
	VIP Industries Ltd.	16,789	71,651
	Visaka Industries Ltd.	7,789	8,014
	Vishnu Chemicals Ltd.	9,726	47,771
*	VL E-Governance & IT Solutions Ltd.	26,050	44,376
*	Vodafone Idea Ltd.	1,147,878	119,262
	Voltamp Transformers Ltd.	2,467	235,808
	Voltas Ltd.	19,581	284,308
	VRL Logistics Ltd.	11,567	62,142
	VST Industries Ltd.	18,503	68,324
	VST Tillers Tractors Ltd.	863	46,132
*	Walchandnagar Industries Ltd.	11,934	32,778
*	Websol Energy System Ltd.	6,705	103,640
	Welspun Corp. Ltd.	36,054	307,117
	Welspun Enterprises Ltd.	16,502	114,214
	Welspun Living Ltd.	80,600	127,875
	West Coast Paper Mills Ltd.	14,697	89,856
*	Westlife Foodworld Ltd.	17,558	144,795
	Wheels India Ltd.	702	5,658
	Whirlpool of India Ltd.	11,354	148,909
	Windlas Biotech Ltd.	4,235	46,516
	Wipro Ltd.	227,530	815,902
*	Wockhardt Ltd.	19,457	316,702
	Wonderla Holidays Ltd.	8,064	65,787
	Yasho Industries Ltd.	953	21,197
*	Yes Bank Ltd.	2,712,095	600,411
	Yuken India Ltd.	808	8,804
	Zee Entertainment Enterprises Ltd.	109,541	132,919
*	Zee Media Corp. Ltd.	148,263	29,271
	Zen Technologies Ltd.	16,051	321,203
	Zensar Technologies Ltd.	46,111	457,488
	ZF Commercial Vehicle Control Systems India Ltd.	1,276	162,435
*	Zomato Ltd.	156,780	400,235
	Zuari Industries Ltd.	4,234	14,265
	Zydus Lifesciences Ltd.	53,183	593,800
		Shares	Value»
INDIA — (Continued)
	Zydus Wellness Ltd.	6,843	$145,027
TOTAL INDIA			309,998,511
INDONESIA — (2.5%)
	ABM Investama Tbk. PT	243,700	50,980
*	Adaro Minerals Indonesia Tbk. PT	3,404,600	209,933
	Adi Sarana Armada Tbk. PT	594,400	24,598
	AKR Corporindo Tbk. PT	2,947,100	200,316
*	Alam Sutera Realty Tbk. PT	4,460,900	39,422
	Alamtri Resources Indonesia Tbk. PT	3,836,900	547,911
	Aneka Tambang Tbk. PT	4,055,000	344,565
	Arwana Citramulia Tbk. PT	1,282,000	48,295
	Aspirasi Hidup Indonesia Tbk. PT	3,574,200	167,254
	Astra Agro Lestari Tbk. PT	202,100	72,799
	Astra International Tbk. PT	3,609,500	1,060,599
	Astra Otoparts Tbk. PT	250,300	31,443
	Avia Avian Tbk. PT	5,007,700	125,809
*	Bank Aladin Syariah Tbk. PT	345,900	17,503
	Bank Amar Indonesia Tbk. PT	830,585	9,058
	Bank BTPN Syariah Tbk. PT	1,087,400	61,635
*	Bank Bukopin Tbk. PT	6,045,077	19,614
	Bank Central Asia Tbk. PT	4,763,500	2,751,777
	Bank Mandiri Persero Tbk. PT	8,936,600	3,283,506
*	Bank Mayapada International Tbk. PT	1,834,728	23,159
	Bank Maybank Indonesia Tbk. PT	1,456,300	18,048
*	Bank Nationalnobu Tbk. PT	296,100	9,951
	Bank Negara Indonesia Persero Tbk. PT	1,909,300	555,473
*	Bank Neo Commerce Tbk. PT	3,831,200	49,282
	Bank OCBC Nisp Tbk. PT	1,685,100	137,976
*	Bank Pan Indonesia Tbk. PT	979,400	110,101

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	$60,750
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,427,000	50,360
	Bank Rakyat Indonesia Persero Tbk. PT	6,180,300	1,595,922
	Bank Syariah Indonesia Tbk. PT	1,568,249	280,584
	Bank Tabungan Negara Persero Tbk. PT	3,128,612	199,779
	Barito Pacific Tbk. PT	2,518,763	141,622
	Barito Renewables Energy Tbk. PT	1,515,300	835,317
	BFI Finance Indonesia Tbk. PT	3,312,100	178,654
	BISI International Tbk. PT	429,800	28,996
	Blue Bird Tbk. PT	206,500	20,694
*	Buana Lintas Lautan Tbk. PT	8,145,300	71,090
*	Bukalapak.com Tbk. PT	18,652,900	134,426
	Bukit Asam Tbk. PT	2,260,900	372,787
*	Bumi Resources Minerals Tbk. PT	6,757,200	158,095
*	Bumi Resources Tbk. PT	27,447,000	198,181
*	Bumi Serpong Damai Tbk. PT	2,423,900	141,170
*	Capital Financial Indonesia Tbk. PT	800,300	31,186
*	Cemindo Gemilang PT	449,000	23,263
	Chandra Asri Pacific Tbk. PT	158,000	68,798
	Charoen Pokphand Indonesia Tbk. PT	923,500	264,499
Ω	Cikarang Listrindo Tbk. PT	536,600	22,059
	Ciputra Development Tbk. PT	4,074,200	245,354
	Cisarua Mountain Dairy Tbk. PT	428,100	128,870
	Dayamitra Telekomunikasi PT	3,940,100	154,880
	Delta Dunia Makmur Tbk. PT	1,889,200	58,446
	Dharma Satya Nusantara Tbk. PT	1,466,100	87,672
*	Dian Swastatika Sentosa Tbk. PT	225,300	620,274
	Elang Mahkota Teknologi Tbk. PT	4,065,900	140,511
	Elnusa Tbk. PT	1,553,500	42,874
		Shares	Value»
INDONESIA — (Continued)
*	Energi Mega Persada Tbk. PT	7,812,600	$104,381
	Erajaya Swasembada Tbk. PT	3,903,400	91,878
	ESSA Industries Indonesia Tbk. PT	3,379,800	175,846
	Gajah Tunggal Tbk. PT	597,000	42,606
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	51,942
	Golden Energy Mines Tbk. PT	89,000	56,769
*	Gudang Garam Tbk. PT	194,300	133,996
*	Harum Energy Tbk. PT	279,100	15,311
	Hexindo Adiperkasa Tbk. PT	58,700	17,355
	Hillcon Tbk. PT	144,600	18,627
	Impack Pratama Industri Tbk. PT	2,577,700	50,931
	Indah Kiat Pulp & Paper Tbk. PT	849,200	350,863
	Indika Energy Tbk. PT	759,200	77,995
	Indo Tambangraya Megah Tbk. PT	184,800	293,572
	Indocement Tunggal Prakarsa Tbk. PT	398,800	143,693
	Indofood CBP Sukses Makmur Tbk. PT	251,200	177,092
	Indofood Sukses Makmur Tbk. PT	1,084,300	521,846
	Indomobil Sukses Internasional Tbk. PT	326,900	16,541
	Indosat Tbk. PT	1,031,500	145,858
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,986,400	105,319
*	Intiland Development Tbk. PT	1,804,100	17,464
*	Jakarta International Hotels & Development Tbk. PT	217,900	17,360
	Japfa Comfeed Indonesia Tbk. PT	3,121,900	381,319
	Jasa Marga Persero Tbk. PT	573,800	148,739
	Kalbe Farma Tbk. PT	2,907,800	225,497
*	Kawasan Industri Jababeka Tbk. PT	7,745,900	89,756
*	Lippo Karawaci Tbk. PT	20,590,500	114,740
	Map Aktif Adiperkasa PT	3,922,900	235,748

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Matahari Department Store Tbk. PT	220,800	$21,587
	Mayora Indah Tbk. PT	1,381,700	207,580
	MD Entertainment Tbk. PT	329,900	80,524
	Medco Energi Internasional Tbk. PT	3,600,400	237,246
*	Media Nusantara Citra Tbk. PT	2,605,300	44,747
	Medikaloka Hermina Tbk. PT	2,291,100	195,389
*	Merdeka Battery Materials Tbk. PT	3,861,800	90,306
*	Merdeka Copper Gold Tbk. PT	2,100,042	200,435
*	Metro Healthcare Indonesia Tbk. PT	5,481,700	63,874
	Metrodata Electronics Tbk. PT	2,222,200	76,891
	Metropolitan Kentjana Tbk. PT	9,800	14,977
	Mitra Adiperkasa Tbk. PT	4,063,400	319,972
	Mitra Keluarga Karyasehat Tbk. PT	703,600	104,409
	Mitra Pinasthika Mustika Tbk. PT	572,200	34,403
*	MNC Digital Entertainment Tbk. PT	769,200	32,912
*	MNC Land Tbk. PT	31,971,400	269,011
Ω	Nusantara Sejahtera Raya Tbk. PT	5,960,300	55,538
	Pabrik Kertas Tjiwi Kimia Tbk. PT	462,600	164,496
*	Pacific Strategic Financial Tbk. PT	512,800	36,188
	Pakuwon Jati Tbk. PT	7,409,900	179,006
*	Panin Financial Tbk. PT	6,567,400	169,714
*	Paninvest Tbk. PT	361,900	23,393
	Pantai Indah Kapuk Dua Tbk. PT	45,000	31,876
	Perusahaan Gas Negara Tbk. PT	2,956,900	289,524
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,115,800	71,036
*	Petrindo Jaya Kreasi Tbk. PT	325,400	287,882
*	PP Persero Tbk. PT	1,278,300	26,028
	Prodia Widyahusada Tbk. PT	53,300	8,373
	Puradelta Lestari Tbk. PT	2,683,600	24,180
		Shares	Value»
INDONESIA — (Continued)
	Rukun Raharja Tbk. PT	352,000	$89,582
	Salim Ivomas Pratama Tbk. PT	923,900	21,542
	Samudera Indonesia Tbk. PT	2,328,000	36,541
*	Sarana Meditama Metropolitan Tbk. PT	494,600	7,880
	Sarana Menara Nusantara Tbk. PT	9,953,800	386,589
	Sariguna Primatirta Tbk. PT	1,210,000	111,281
*	Sawit Sumbermas Sarana Tbk. PT	1,418,300	176,844
	Selamat Sempurna Tbk. PT	654,200	70,836
	Semen Indonesia Persero Tbk. PT	1,530,554	263,448
	Siloam International Hospitals Tbk. PT	203,000	37,956
	Sumber Alfaria Trijaya Tbk. PT	3,465,000	610,009
	Summarecon Agung Tbk. PT	5,111,400	144,534
	Surya Citra Media Tbk. PT	7,684,800	85,138
	Surya Semesta Internusa Tbk. PT	2,068,100	126,777
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	14,503	232,338
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	3,508,400	565,026
	Temas Tbk. PT	2,160,000	17,896
	Tempo Scan Pacific Tbk. PT	214,000	32,297
*	Timah Tbk. PT	1,141,900	70,247
	Tower Bersama Infrastructure Tbk. PT	545,200	69,276
	Transcoal Pacific Tbk. PT	286,900	115,272
	Trimegah Bangun Persada Tbk. PT	1,922,000	83,086
	Triputra Agro Persada PT	1,916,700	92,851
	Tunas Baru Lampung Tbk. PT	875,957	32,763
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	718,800	68,546
	Unilever Indonesia Tbk. PT	1,678,400	167,476

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	United Tractors Tbk. PT	548,900	$837,529
*	Vale Indonesia Tbk. PT	1,026,301	188,332
*	Waskita Beton Precast Tbk. PT	1,218,000	1,119
*††	Waskita Karya Persero Tbk. PT	2,217,700	5,154
*	Wijaya Karya Persero Tbk. PT	3,300,100	44,540
	Wintermar Offshore Marine Tbk. PT	317,900	8,480
	XL Axiata Tbk. PT	2,684,004	373,281
TOTAL INDONESIA			28,687,127
KUWAIT — (1.1%)
	A'ayan Leasing & Investment Co. KSCP	419,684	212,377
	A'ayan Real Estate Co. SAK	38,506	12,217
*	Acico Industries Co. KSC	130,042	32,512
	Agility Public Warehousing Co. KSC	289,374	235,114
	Al Ahli Bank of Kuwait KSCP	212,800	204,536
	Al-Eid Food KSC	10,842	8,632
	Ali Alghanim Sons Automotive Co. KSCC	43,978	148,468
*	Alimtiaz Investment Group KSC	447,472	90,467
*	Arabi Group Holding KSC	39,881	53,461
	Arzan Financial Group for Financing & Investment KPSC	258,377	240,173
*	Asiya Capital Investments Co. KSCP	209,724	27,858
	Boubyan Bank KSCP	34,616	70,416
	Boubyan Petrochemicals Co. KSCP	132,524	286,097
	Boursa Kuwait Securities Co. KPSC	34,890	275,841
	Burgan Bank SAK	204,234	136,810
	Combined Group Contracting Co. SAK	42,111	85,368
	Commercial Facilities Co. SAKP	107,839	92,627
		Shares	Value»
KUWAIT — (Continued)
	Commercial Real Estate Co. KSC	366,006	$233,510
	Gulf Bank KSCP	356,764	355,705
	Gulf Cables & Electrical Industries Group Co. KSCP	40,535	237,912
	Heavy Engineering & Ship Building Co. KSCP	35,728	98,729
	Humansoft Holding Co. KSC	39,721	330,377
*	IFA Hotels & Resorts-KPSC	19,955	137,026
	Integrated Holding Co. KCSC	56,031	94,230
*	Jazeera Airways Co. KSCP	26,853	82,624
	KAMCO Investment Co. KSC	40,970	16,827
*	Kuwait Business Town Real Estate Co. KSCP	61,824	24,259
*	Kuwait Cement Co. KSC	136,339	109,987
	Kuwait Finance House KSCP	1,113,919	2,835,418
	Kuwait Financial Centre SAK	180,317	92,496
	Kuwait Insurance Co. SAK	11,843	24,137
	Kuwait International Bank KSCP	489,984	326,788
	Kuwait Investment Co. SAK	131,386	78,380
	Kuwait Real Estate Co. KSC	225,813	241,386
	Kuwait Telecommunications Co.	136,331	246,263
	Mabanee Co. KPSC	110,718	285,511
	Mezzan Holding Co. KSCC	38,565	116,195
	Mobile Telecommunications Co. KSCP	695,469	1,019,159
	National Bank of Kuwait SAKP	764,763	2,387,788
*	National Consumer Holding Co. SAK	82,695	27,573
	National Industries Group Holding SAK	358,140	307,391
	National Investments Co. KSCP	259,257	218,325
*	Privatization Holding Co. KSCP	167,042	26,024
*	Rasiyat Holding Co.	20,973	25,350

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Salhia Real Estate Co. KSCP	118,431	$158,413
	Securities House KSC	127,694	31,088
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	161,560	79,519
	Specialities Group Holding Co. KSCC	36,788	15,624
*	Sultan Center Food Products Co. KSC	27,711	8,709
*	United Real Estate Co. SAKP	67,038	31,902
*	Warba Bank KSCP	581,690	444,538
TOTAL KUWAIT			12,962,137
MALAYSIA — (2.1%)
	Able Global Bhd.	78,300	32,774
#	Aeon Co. M Bhd.	341,000	114,486
#	AEON Credit Service M Bhd.	103,100	135,262
#	AFFIN Bank Bhd.	189,276	119,156
	Ajinomoto Malaysia Bhd.	7,800	25,926
	Alliance Bank Malaysia Bhd.	220,500	256,976
	Allianz Malaysia Bhd.	19,400	82,706
	AME Elite Consortium Bhd.	76,900	29,257
	AMMB Holdings Bhd. (AMM MK)	296,100	374,260
	Ancom Nylex Bhd.	150,359	33,360
#*	Astro Malaysia Holdings Bhd.	154,300	7,606
#	Aumas Resources Bhd.	183,600	35,962
	Aurelius Technologies Bhd.	45,700	32,235
#	Axiata Group Bhd.	732,000	363,742
#	Bank Islam Malaysia Bhd.	333,700	183,254
	Batu Kawan Bhd.	20,200	91,327
*	Berjaya Corp. Bhd.	977,502	66,621
#*	Berjaya Food Bhd.	152,753	13,312
#*	Berjaya Land Bhd.	228,300	16,596
#*	Bermaz Auto Bhd.	285,000	81,731
#	British American Tobacco Malaysia Bhd.	27,500	44,233
*	Bumi Armada Bhd.	1,163,900	171,764
	Bursa Malaysia Bhd.	128,900	241,272
	CAB Cakaran Corp. Bhd.	62,400	7,486
	Cahya Mata Sarawak Bhd.	275,000	65,031
	Carlsberg Brewery Malaysia Bhd.	47,800	212,796
		Shares	Value»
MALAYSIA — (Continued)
	CCK Consolidated Holdings Bhd.	67,900	$21,156
	CELCOMDIGI Bhd.	353,300	296,747
*	Chin Hin Group Bhd.	105,100	53,216
	CIMB Group Holdings Bhd.	1,021,312	1,833,392
*	Coastal Contracts Bhd.	48,000	15,073
	Crescendo Corp. Bhd.	85,000	26,774
#	CTOS Digital Bhd.	398,400	106,129
#	D&O Green Technologies Bhd.	158,700	62,800
#*	Dagang NeXchange Bhd.	563,800	45,913
#	Datasonic Group Bhd.	468,600	41,354
	Dayang Enterprise Holdings Bhd.	166,800	79,087
	Dialog Group Bhd.	281,200	119,549
	DRB-Hicom Bhd.	336,000	74,394
#	Duopharma Biotech Bhd.	97,044	27,178
	Dutch Lady Milk Industries Bhd.	3,400	23,233
	DXN Holdings Bhd.	268,300	31,825
#	Eastern & Oriental Bhd.	385,600	75,432
	Eco World Development Group Bhd.	457,300	178,780
	EG Industries Bhd.	47,100	25,815
*	Ekovest Bhd.	633,500	47,347
	Farm Fresh Bhd.	220,900	85,592
	FGV Holdings Bhd.	144,300	35,554
#	Formosa Prosonic Industries Bhd.	61,700	38,465
#	Fraser & Neave Holdings Bhd.	24,600	140,241
	Frontken Corp. Bhd.	400,800	337,175
	Gamuda Bhd.	177,074	160,014
	Gas Malaysia Bhd.	110,600	101,603
#	Genting Bhd.	589,000	478,839
#	Genting Malaysia Bhd.	851,100	424,896
	Genting Plantations Bhd.	98,900	127,479
#	Globetronics Technology Bhd.	52,400	5,961
*	Greatech Technology Bhd.	225,400	100,836
	Guan Chong Bhd.	76,000	71,984
#	HAP Seng Consolidated Bhd.	96,600	71,478
	Hap Seng Plantations Holdings Bhd.	105,700	45,028
	Hartalega Holdings Bhd.	80,200	59,393
	Heineken Malaysia Bhd.	30,500	166,290

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	HeiTech Padu Bhd.	30,800	$18,640
#*	Hengyuan Refining Co. Bhd.	37,400	16,749
#	Hextar Global Bhd.	236,600	45,912
	Hiap Teck Venture Bhd.	329,500	24,322
#	Hibiscus Petroleum Bhd.	344,800	141,864
	Hong Leong Bank Bhd.	35,400	160,113
	Hong Leong Financial Group Bhd.	22,400	90,835
	Hong Leong Industries Bhd.	19,600	58,703
	Hup Seng Industries Bhd.	112,000	27,596
	IHH Healthcare Bhd.	114,000	183,020
	IJM Corp. Bhd.	322,900	172,330
#	Inari Amertron Bhd.	288,900	163,266
	IOI Corp. Bhd.	244,400	203,601
	IOI Properties Group Bhd.	260,800	123,080
#*	Iskandar Waterfront City Bhd.	140,100	15,924
	ITMAX SYSTEM Bhd.	20,900	16,128
#	JAKS Resources Bhd.	248,000	6,907
#	Jaya Tiasa Holdings Bhd.	304,100	84,342
*	JCY International Bhd.	137,900	13,927
	Keck Seng Malaysia Bhd.	18,200	23,641
	Kelington Group Bhd.	154,700	115,400
	Kenanga Investment Bank Bhd.	154,000	32,270
	Kerjaya Prospek Group Bhd.	76,800	36,750
	Kim Loong Resources Bhd.	75,700	40,208
*	Kinergy Advancement Bhd.	352,000	26,065
	Kossan Rubber Industries Bhd.	154,800	77,562
	KPJ Healthcare Bhd.	297,700	150,441
#*	KSL Holdings Bhd.	119,900	43,104
#	Kuala Lumpur Kepong Bhd.	65,895	293,798
	Lagenda Properties Bhd.	120,400	35,800
	LBS Bina Group Bhd.	400,400	48,757
#	Leong Hup International Bhd.	495,600	63,779
	Lii Hen Industries Bhd.	47,900	7,454
#*Ω	Lotte Chemical Titan Holding Bhd.	164,900	21,247
	LPI Capital Bhd.	52,900	152,071
	Magni-Tech Industries Bhd.	39,000	21,066
		Shares	Value»
MALAYSIA — (Continued)
#	Magnum Bhd.	228,500	$66,024
#	Mah Sing Group Bhd.	592,600	187,792
#	Malakoff Corp. Bhd.	458,400	89,354
	Malayan Banking Bhd.	458,500	1,062,963
	Malayan Cement Bhd.	114,300	117,942
#	Malayan Flour Mills Bhd.	313,600	37,169
	Malaysia Airports Holdings Bhd.	110,510	271,125
	Malaysia Smelting Corp. Bhd.	63,100	30,550
	Malaysian Pacific Industries Bhd.	28,900	143,568
	Malaysian Resources Corp. Bhd.	684,000	76,367
	Matrix Concepts Holdings Bhd.	251,350	123,374
	Maxis Bhd.	346,300	269,953
	MBM Resources Bhd.	68,200	87,115
	MBSB Bhd.	833,400	133,450
	Mega First Corp. Bhd.	197,200	189,054
	Mi Technovation Bhd.	31,700	15,539
	MISC Bhd.	189,100	306,724
	MKH Bhd.	32,700	8,133
	MKH Oil Palm East Kalimantan Bhd.	4,671	659
#	MNRB Holdings Bhd.	162,400	80,030
Ω	Mr. DIY Group M Bhd.	479,800	180,313
*	Muhibbah Engineering M Bhd.	204,350	34,046
	My EG Services Bhd.	1,120,082	238,881
#	Nationgate Holdings Bhd.	145,200	57,927
#	Nestle Malaysia Bhd.	10,500	211,658
#	Notion VTEC Bhd.	99,400	24,986
*††	Nylex Malaysia Bhd.	1,640	17
	OCK Group Bhd.	152,300	14,474
	Oriental Holdings Bhd.	69,100	109,204
	OSK Holdings Bhd.	246,600	91,715
	PA Resources Bhd.	334,200	19,408
	Padini Holdings Bhd.	141,500	63,109
	Pantech Group Holdings Bhd.	133,700	27,120
	Pecca Group Bhd.	76,200	24,271
#	Perak Transit Bhd.	192,900	34,594
#*	Perdana Petroleum Bhd.	279,000	14,585
#	Petron Malaysia Refining & Marketing Bhd.	9,400	8,789
#	Petronas Chemicals Group Bhd.	212,800	221,801
	Petronas Dagangan Bhd.	42,800	188,250
	Petronas Gas Bhd.	51,000	196,443
	PPB Group Bhd.	65,500	175,365
	Press Metal Aluminium Holdings Bhd.	364,400	399,036

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Public Bank Bhd.	1,517,400	$1,465,668
	QL Resources Bhd.	221,200	226,446
#*	Ranhill Utilities Bhd.	83,268	24,591
#	RCE Capital Bhd.	97,200	31,571
	RGB International Bhd.	242,700	21,156
	RHB Bank Bhd.	258,788	373,124
	Sam Engineering & Equipment M Bhd.	20,000	17,683
	Sarawak Oil Palms Bhd.	132,000	90,300
	Scientex Bhd.	196,400	177,453
	SD Guthrie Bhd.	338,100	366,871
#	Secure Waste Infrastructure Corp.	416,300	31,214
	SFP Tech Holdings Bhd.	191,600	28,860
	Sime Darby Bhd.	580,200	292,125
	Sime Darby Property Bhd.	535,900	169,606
	SKP Resources Bhd.	331,600	80,952
*	Solarvest Holdings Bhd.	100,300	37,697
	Southern Cable Group Bhd.	109,500	26,857
	SP Setia Bhd. Group	372,700	112,366
#	Sports Toto Bhd.	195,262	68,328
	Sunway Bhd.	105,800	102,941
#	Sunway Construction Group Bhd.	104,300	80,487
*	Supermax Corp. Bhd.	329,800	78,975
	Syarikat Takaful Malaysia Keluarga Bhd.	119,100	96,563
#	Ta Ann Holdings Bhd.	108,300	97,557
	Taliworks Corp. Bhd.	101,500	17,625
	Telekom Malaysia Bhd.	116,246	171,636
#	Tenaga Nasional Bhd.	190,900	581,888
	Thong Guan Industries Bhd.	57,200	18,178
	TIME dotCom Bhd.	158,300	164,873
*	Top Glove Corp. Bhd.	431,200	115,661
#*	Tropicana Corp. Bhd.	394,700	103,436
#	TSH Resources Bhd.	228,800	61,032
#	Uchi Technologies Bhd.	61,700	53,549
	UEM Sunrise Bhd.	560,400	115,931
	Unisem M Bhd.	17,400	10,520
	United Plantations Bhd.	28,500	195,632
#	UOA Development Bhd.	121,200	46,236
	Velesto Energy Bhd.	1,591,500	67,685
	ViTrox Corp. Bhd.	61,000	52,890
	VS Industry Bhd.	857,400	200,874
*	Wasco Bhd.	97,700	22,744
#*	WCT Holdings Bhd.	444,100	82,885
		Shares	Value»
MALAYSIA — (Continued)
#	Wellcall Holdings Bhd.	73,500	$25,900
	Westports Holdings Bhd.	158,700	162,993
	Yinson Holdings Bhd.	444,930	232,345
	YTL Corp. Bhd.	789,200	335,705
#	YTL Power International Bhd.	173,500	121,359
TOTAL MALAYSIA			23,925,670
MEXICO — (2.1%)
#	Alpek SAB de CV	172,805	120,418
#	Alsea SAB de CV	165,143	352,250
	America Movil SAB de CV (2228390D US), ADR	109,836	1,538,802
#	America Movil SAB de CV (AMXB MM)	765,152	537,253
	Arca Continental SAB de CV	47,401	431,829
*	Axtel SAB de CV	59,792	3,289
Ω	Banco del Bajio SA	426,110	978,396
#	Becle SAB de CV	83,723	74,503
	Bolsa Mexicana de Valores SAB de CV	167,515	258,847
	Cemex SAB de CV (CEMEXCPO MM)	963,964	569,391
	Cemex SAB de CV (CX US), Sponsored ADR	89,041	528,013
*	Cia Minera Autlan SAB de CV	23,783	7,564
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	43,877	343,465
*	Consorcio ARA SAB de CV	105,588	16,458
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	280,595	238,862
#	Corp. Inmobiliaria Vesta SAB de CV	202,987	529,851
	Corporativo Fragua SAB de CV	738	20,158
	El Puerto de Liverpool SAB de CV, Class C1	32,134	160,406
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	52,931	450,355
	GCC SAB de CV	64,186	592,889
	Genomma Lab Internacional SAB de CV, Class B	233,166	316,972
	Gentera SAB de CV	556,184	727,103

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Gruma SAB de CV, Class B	51,141	$882,517
	Grupo Aeroportuario del Centro Norte SAB de CV	75,187	709,926
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	1,705	31,465
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	5,700	1,056,495
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	934	256,355
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	3,811	103,689
#	Grupo Bimbo SAB de CV	167,501	438,920
	Grupo Carso SAB de CV	41,482	235,576
#	Grupo Comercial Chedraui SA de CV	53,583	308,978
	Grupo Elektra SAB de CV	2,266	37,509
	Grupo Financiero Banorte SAB de CV, Class O	294,688	2,045,552
*	Grupo Financiero Inbursa SAB de CV, Class O	200,589	427,372
	Grupo Herdez SAB de CV	43,783	117,962
	Grupo Industrial Saltillo SAB de CV	47,090	37,950
	Grupo Mexico SAB de CV	429,382	2,095,936
	Grupo Rotoplas SAB de CV	69,803	59,994
	Grupo Televisa SAB (TLEVICPO MM)	462,212	175,320
	Grupo Televisa SAB (TV US), Sponsored ADR	25,711	49,365
*Ω	Grupo Traxion SAB de CV	71,850	57,662
#*	Industrias Penoles SAB de CV	66,238	939,357
	Kimberly-Clark de Mexico SAB de CV, Class A	346,697	516,816
	La Comer SAB de CV	150,079	246,390
	Megacable Holdings SAB de CV	383,670	749,862
		Shares	Value»
MEXICO — (Continued)
*Ω	Nemak SAB de CV	922,174	$102,355
#*	Ollamani SAB	13,139	22,826
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	143,325	67,713
	Orbia Advance Corp. SAB de CV	288,479	182,927
#*	Promotora de Hoteles Norte 19 SAB De CV	68,246	14,820
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	40,779	379,511
	Qualitas Controladora SAB de CV	65,843	548,268
	Regional SAB de CV	107,332	699,663
#*	Sitios Latinoamerica SAB de CV	179,805	27,159
*	Vista Energy SAB de CV (VIST US), ADR	17,902	965,813
	Wal-Mart de Mexico SAB de CV	396,222	1,032,143
TOTAL MEXICO			24,421,240
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	11,751
	Credicorp Ltd.	4,235	775,428
	Intercorp Financial Services, Inc.	2,254	67,124
TOTAL PERU			854,303
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	186,300	28,476
	Aboitiz Equity Ventures, Inc.	264,600	145,863
	Aboitiz Power Corp.	161,100	109,998
	ACEN Corp.	2,977,587	157,952
	Alliance Global Group, Inc.	821,400	84,569
	Apex Mining Co., Inc.	806,000	54,597
	Asia United Bank Corp.	9,470	11,294
*	Atlas Consolidated Mining & Development Corp.	193,200	13,044
	Ayala Corp.	24,880	231,605
	Ayala Land, Inc.	677,900	257,936
*	AyalaLand Logistics Holdings Corp.	199,500	5,392
	Bank of the Philippine Islands	178,911	356,402
	BDO Unibank, Inc.	328,236	772,714

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Bloomberry Resorts Corp.	1,222,400	$71,674
*	Cebu Air, Inc.	72,800	36,118
	Century Pacific Food, Inc.	329,700	206,954
	China Banking Corp.	213,740	340,682
	Converge Information & Communications Technology Solutions, Inc.	680,000	185,794
	Cosco Capital, Inc.	413,300	37,852
	D&L Industries, Inc.	535,900	54,948
	DigiPlus Interactive Corp.	286,500	131,790
*	DITO CME Holdings Corp.	1,766,000	48,382
	DMCI Holdings, Inc.	1,280,800	238,963
	DoubleDragon Corp.	74,100	12,297
	East West Banking Corp.	63,100	10,582
	Emperador, Inc.	76,700	21,093
	First Philippine Holdings Corp.	7,400	7,411
	Ginebra San Miguel, Inc.	13,660	63,769
*	Global Ferronickel Holdings, Inc.	454,000	7,780
	Globe Telecom, Inc.	5,504	208,130
	GT Capital Holdings, Inc.	29,580	250,331
	International Container Terminal Services, Inc.	89,550	534,701
	JG Summit Holdings, Inc.	636,920	175,979
	Jollibee Foods Corp.	52,660	200,110
	Keepers Holdings, Inc.	1,422,000	58,677
	LT Group, Inc.	694,800	126,854
	Manila Electric Co.	16,830	129,010
	Manila Water Co., Inc.	274,300	127,279
	Megaworld Corp.	3,111,000	94,166
	Metropolitan Bank & Trust Co.	317,870	376,842
Ω	Monde Nissin Corp.	779,200	88,556
	Nickel Asia Corp.	1,696,200	62,963
	Petron Corp.	604,000	24,395
	Philex Mining Corp.	244,200	13,609
*	Philippine National Bank	92,100	44,970
	Philippine Seven Corp.	52,520	58,995
#	PLDT, Inc. (PHI US), Sponsored ADR	6,960	157,922
	PLDT, Inc. (TEL PM)	8,400	192,240
	Puregold Price Club, Inc.	372,600	157,579
	Robinsons Land Corp.	638,500	137,325
		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Retail Holdings, Inc.	67,790	$39,715
	San Miguel Corp.	123,440	137,865
	Security Bank Corp.	96,550	119,798
	Semirara Mining & Power Corp.	299,000	177,161
*	Shell Pilipinas Corp.	73,700	8,436
	SM Investments Corp.	3,820	50,894
	SM Prime Holdings, Inc.	488,200	193,069
	STI Education Systems Holdings, Inc.	433,000	10,349
	Synergy Grid & Development Phils, Inc.	172,000	31,125
	Union Bank of the Philippines	113,493	66,848
	Universal Robina Corp.	305,420	317,701
	Vista Land & Lifescapes, Inc.	439,000	11,295
	Wilcon Depot, Inc.	466,000	66,946
TOTAL PHILIPPINES			8,157,766
POLAND — (1.4%)
*	11 bit studios SA	100	4,746
	AB SA	3,146	85,540
*	Action SA	2,226	11,353
*	Agora SA	3,744	9,915
	Alior Bank SA	31,502	727,127
*Ω	Allegro.eu SA	27,066	198,630
	Amica SA	943	15,428
	AmRest Holdings SE	22,496	94,421
	Arctic Paper SA	6,617	27,186
	ASBISc Enterprises PLC	18,216	99,052
	Asseco Poland SA	22,210	644,554
	Asseco South Eastern Europe SA	1,119	13,219
	Auto Partner SA	23,420	105,184
	Bank Handlowy w Warszawie SA	8,822	212,617
*	Bank Millennium SA	83,173	212,076
*	Bank Ochrony Srodowiska SA	4,752	14,126
	Bank Polska Kasa Opieki SA	29,750	1,167,031
	Benefit Systems SA	728	533,731
	BNPP Bank Polska SA	731	15,883
	Boryszew SA	16,052	20,873
	Budimex SA	2,362	276,574
*	CCC SA	8,940	375,753
	CD Projekt SA	2,615	135,235
	Celon Pharma SA	3,244	19,260
*	CI Games SA	24,604	9,785
*	Cognor Holding SA	53,555	85,563

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Cyber Folks SA	2,289	$90,574
*	Cyfrowy Polsat SA	35,344	133,950
	Develia SA	143,141	197,172
*Ω	Dino Polska SA	4,316	477,454
	Dom Development SA	2,304	120,524
*	Echo Investment SA	14,488	15,367
	Elektrotim SA	948	10,096
	Enea SA	142,952	491,088
	Eurocash SA	26,837	56,717
*	Grenevia SA	89,097	50,045
*	Grupa Azoty SA	18,665	101,088
	Grupa Kety SA	2,810	526,428
	Grupa Pracuj SA	4,178	57,227
*Ω	HUUUGE, Inc.	3,326	14,879
	ING Bank Slaski SA	6,100	426,694
	Inter Cars SA	1,554	222,571
*	Jastrzebska Spolka Weglowa SA	19,346	109,960
	KGHM Polska Miedz SA	15,712	481,763
	KRUK SA	5,798	609,637
	LPP SA	134	540,665
	Lubelski Wegiel Bogdanka SA	2,893	16,283
*	mBank SA	1,405	216,932
	Mirbud SA	37,238	112,290
	Mo-BRUK SA	750	67,308
	Neuca SA	324	67,015
	Orange Polska SA	93,085	182,376
	ORLEN SA	103,232	1,361,197
	PCC Rokita SA	522	9,468
*	Pepco Group NV	35,651	150,514
*	PGE Polska Grupa Energetyczna SA	162,915	261,454
*	PKP Cargo SA	10,488	40,208
	PlayWay SA	453	34,321
*	Polimex-Mostostal SA	6,386	4,341
	Powszechna Kasa Oszczednosci Bank Polski SA	63,708	1,045,239
	Powszechny Zaklad Ubezpieczen SA	95,385	1,169,574
	Santander Bank Polska SA	3,979	493,934
*	Selvita SA	2,243	24,589
	Stalexport Autostrady SA	14,168	10,456
	Synektik SA	1,547	83,458
*	Tauron Polska Energia SA	436,887	455,887
*	TEN Square Games SA	459	8,814
	Text SA	5,283	75,392
	Torpol SA	5,598	48,556
	Unimot SA	1,347	50,969
	Votum SA	1,901	17,672
	VRG SA	12,611	10,011
		Shares	Value»
POLAND — (Continued)
	Warsaw Stock Exchange	2,766	$28,208
	Wirtualna Polska Holding SA	3,330	63,664
Ω	XTB SA	23,362	375,948
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	9,252
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	10,635
TOTAL POLAND			16,354,726
QATAR — (1.1%)
*	Aamal Co.	690,990	173,090
	Ahli Bank QSC	7,774	7,367
	Al Khaleej Takaful Group QSC	98,362	65,357
	Al Meera Consumer Goods Co. QSC	29,256	116,893
	Al Rayan Bank	705,710	462,670
	Alijarah Holding Co. QPSC	111,421	24,265
	Baladna	353,881	133,170
	Barwa Real Estate Co.	379,191	298,153
	Commercial Bank PSQC	809,547	1,022,222
*	Dlala Brokerage & Investments Holding Co. QSC	31,913	10,453
	Doha Bank QPSC	849,396	482,643
	Doha Insurance Co. QSC	36,664	25,647
*	Estithmar Holding QPSC	262,256	129,789
	Gulf International Services QSC	287,763	266,917
	Gulf Warehousing Co.	150,309	130,259
	Industries Qatar QSC	48,898	184,375
*	Lesha Bank LLC	292,269	105,921
	Mannai Corp. QSC	54,198	54,654
	Mazaya Real Estate Development QPSC	420,752	68,416
	Medicare Group	96,217	121,286
	Mesaieed Petrochemical Holding Co.	469,830	197,415
	Ooredoo QPSC	122,604	435,049
	Qatar Aluminum Manufacturing Co.	1,021,672	383,551
	Qatar Electricity & Water Co. QSC	54,283	235,929
	Qatar Fuel QSC	74,266	312,422
	Qatar Gas Transport Co. Ltd.	256,681	303,640

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Industrial Manufacturing Co. QSC	90,020	$64,648
	Qatar Insurance Co. SAQ	421,201	252,453
	Qatar International Islamic Bank QSC	136,792	399,789
	Qatar Islamic Bank QPSC	85,598	484,219
	Qatar Islamic Insurance Group	34,156	83,024
	Qatar National Bank QPSC	798,502	3,661,418
	Qatar National Cement Co. QSC	150,829	163,744
	Qatar Navigation QSC	160,850	483,699
	QLM Life & Medical Insurance Co. WLL	21,504	12,127
	Salam International Investment Ltd. QSC	324,796	61,537
	United Development Co. QSC	605,863	191,391
	Vodafone Qatar QSC	900,390	509,585
*	Widam Food Co.	34,792	23,575
	Zad Holding Co.	15,556	63,248
TOTAL QATAR			12,206,010
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	PhosAgro PJSC	29	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0
SAUDI ARABIA — (5.1%)
	Abdullah Al Othaim Markets Co.	147,384	420,401
	ACWA Power Co.	10,659	1,162,270
*	Advanced Petrochemical Co.	38,743	324,368
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Babtain Power & Telecommunication Co.	19,596	$240,444
	Al Hammadi Holding	30,106	353,870
*	Al Hassan Ghazi Ibrahim Shaker Co.	4,267	33,766
	Al Jouf Agricultural Development Co.	5,570	85,117
*	Al Jouf Cement Co.	5,517	17,654
*	Al Khaleej Training & Education Co.	5,755	51,239
*	Al Moammar Information Systems Co.	1,238	51,190
	Al Rajhi Bank	191,071	5,039,334
*	Al Rajhi Co. for Co-operative Insurance	4,245	196,605
*	Al Yamamah Steel Industries Co.	3,266	34,604
	Alamar Foods	3,694	75,092
	Alandalus Property Co.	12,737	83,829
	Alaseel Co.	87,562	97,961
	Al-Dawaa Medical Services Co.	9,037	191,931
	Aldrees Petroleum & Transport Services Co.	16,140	611,154
	Alinma Bank	162,879	1,295,771
	AlJazira Takaful Ta'awuni Co.	7,029	32,036
*	AlKhorayef Water & Power Technologies Co.	4,378	180,921
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,828	21,111
	Almarai Co. JSC	103,880	1,630,444
	Almawarid Manpower Co.	779	28,026
	Almunajem Foods Co.	5,934	155,381
*	Alujain Corp.	14,327	142,452
*	Amlak International Finance Co.	3,928	13,584
*	Anaam International Holding Group Co.	78,575	26,168
	Arab National Bank	122,534	698,526
	Arabian Cement Co.	21,716	155,999
Ω	Arabian Centres Co.	47,522	268,769
	Arabian Contracting Services Co.	5,226	213,642
	Arabian Drilling Co.	12,339	348,841
	Arabian Internet & Communications Services Co.	5,211	442,958
*	Arabian Pipes Co.	8,720	30,391

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	3,991	$22,213
	Arriyadh Development Co.	27,599	255,887
*	ARTEX Industrial Investment Co.	6,507	27,264
	Astra Industrial Group Co.	8,214	411,495
	Ataa Educational Co.	5,673	112,929
	Bank AlBilad	81,812	869,686
*	Bank Al-Jazira	111,077	557,596
	Banque Saudi Fransi	171,158	732,339
	Bawan Co.	8,598	133,165
	BinDawood Holding Co.	102,991	180,932
	Bupa Arabia for Cooperative Insurance Co.	12,940	641,607
	Catrion Catering Holding Co.	13,280	469,118
*	Chubb Arabia Cooperative Insurance Co.	1,663	24,975
	City Cement Co.	18,824	103,728
	Co. for Cooperative Insurance	11,789	477,191
	Dallah Healthcare Co.	5,423	230,160
*	Dar Al Arkan Real Estate Development Co.	103,695	456,044
	Dr. Sulaiman Al Habib Medical Services Group Co.	13,572	1,057,238
	East Pipes Integrated Co. for Industry	4,036	167,947
	Eastern Province Cement Co.	14,660	139,507
	Electrical Industries Co.	186,979	363,973
*	Emaar Economic City	61,880	299,533
	Etihad Etisalat Co.	95,284	1,469,897
	First Milling Co.	8,115	133,538
	Gulf Insurance Group	3,856	32,997
*	Herfy Food Services Co.	11,216	76,441
	Jamjoom Pharmaceuticals Factory Co.	4,880	212,597
	Jarir Marketing Co.	127,402	435,241
	L'Azurde Co. for Jewelry	2,721	10,284
	Leejam Sports Co. JSC	8,455	410,476
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	19,081	$132,009
*	Methanol Chemicals Co.	359	1,585
*	Middle East Healthcare Co.	14,673	319,437
*	Middle East Paper Co.	19,529	197,935
*	Middle East Specialized Cables Co.	2,123	25,573
	Mobile Telecommunications Co. Saudi Arabia	244,056	689,442
	Mouwasat Medical Services Co.	15,788	387,503
	Nahdi Medical Co.	8,727	274,401
*	Najran Cement Co.	34,779	84,078
*	National Agriculture Development Co.	47,949	327,169
	National Co. for Glass Industries	716	10,624
	National Co. for Learning & Education	2,618	127,025
	National Gas & Industrialization Co.	8,398	235,468
*	National Gypsum	2,758	16,500
*	National Industrialization Co.	135,891	370,098
	National Medical Care Co.	3,747	157,823
	Nayifat Finance Co.	23,632	94,227
	Northern Region Cement Co.	36,528	93,780
*	Perfect Presentation For Commercial Services Co.	31,562	121,622
	Power & Water Utility Co. for Jubail & Yanbu	11,690	160,118
	Qassim Cement Co.	15,045	213,356
*	Rabigh Refining & Petrochemical Co.	80,010	174,380
	Retal Urban Development Co.	77,635	351,063
	Riyad Bank	223,189	1,742,437
	Riyadh Cables Group Co.	7,940	299,896
	Riyadh Cement Co.	21,193	192,339
	SABIC Agri-Nutrients Co.	35,736	1,095,587
	Sahara International Petrochemical Co.	70,242	436,357
*	Saudi Arabian Amiantit Co.	3,370	28,015

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Arabian Mining Co.	81,078	$1,051,777
Ω	Saudi Arabian Oil Co.	750,607	5,554,365
	Saudi Aramco Base Oil Co.	14,420	428,524
	Saudi Automotive Services Co.	11,299	220,680
	Saudi Awwal Bank	163,672	1,567,752
	Saudi Basic Industries Corp.	69,654	1,244,014
	Saudi Cement Co.	29,363	338,950
*	Saudi Ceramic Co.	15,841	150,904
	Saudi Chemical Co. Holding	147,574	406,879
	Saudi Electricity Co.	85,812	389,219
	Saudi Ground Services Co.	4,876	69,919
	Saudi Industrial Investment Group	96,447	450,784
	Saudi Investment Bank	97,121	390,837
*	Saudi Kayan Petrochemical Co.	294,329	535,026
	Saudi National Bank	243,529	2,218,225
	Saudi Paper Manufacturing Co.	5,990	111,795
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,061	172,218
*	Saudi Printing & Packaging Co.	5,361	18,238
*	Saudi Public Transport Co.	27,933	151,514
*	Saudi Real Estate Co.	37,083	265,390
*	Saudi Reinsurance Co.	20,743	327,043
*	Saudi Research & Media Group	3,916	277,139
	Saudi Steel Pipe Co.	7,705	150,210
	Saudi Tadawul Group Holding Co.	5,149	288,691
	Saudi Telecom Co.	374,122	4,335,417
	Saudia Dairy & Foodstuff Co.	5,010	441,221
*	Savola Group	35,702	370,959
	Scientific & Medical Equipment House Co.	2,660	36,726
*	Seera Group Holding	57,986	372,036
*	SHL Finance Co.	8,943	42,570
*	Sinad Holding Co.	20,091	77,737
	Southern Province Cement Co.	22,056	199,577
	Sustained Infrastructure Holding Co.	16,431	157,044
	Tabuk Cement Co.	6,651	24,792
		Shares	Value»
SAUDI ARABIA — (Continued)
	Taiba Investments Co.	950	$12,615
	Tanmiah Food Co.	3,778	125,993
	Theeb Rent A Car Co.	7,874	165,826
	United Electronics Co.	12,913	338,734
	United International Transportation Co.	16,618	379,497
	United Wire Factories Co.	2,541	20,146
*	Walaa Cooperative Insurance Co.	20,570	134,979
	Yamama Cement Co.	29,777	298,394
	Yanbu Cement Co.	28,852	192,125
	Yanbu National Petrochemical Co.	41,671	416,585
	Zahrat Al Waha For Trading Co.	1,797	16,211
TOTAL SAUDI ARABIA			58,570,971
SOUTH AFRICA — (4.2%)
	Absa Group Ltd.	125,465	1,244,547
	Adcock Ingram Holdings Ltd.	22,706	80,965
	Advtech Ltd.	141,000	248,334
	AECI Ltd.	42,113	186,864
	African Rainbow Minerals Ltd.	47,148	406,219
	Afrimat Ltd.	43,235	145,185
	Alexander Forbes Group Holdings Ltd.	90,998	40,012
	Altron Ltd., Class A	16,149	18,611
	Anglo American Platinum Ltd.	12,319	432,194
	Anglogold Ashanti PLC (AU US)	17,528	529,521
	Aspen Pharmacare Holdings Ltd.	71,312	679,916
	Astral Foods Ltd.	14,866	141,205
*	Aveng Ltd.	15,616	10,291
	AVI Ltd.	127,821	673,752
	Barloworld Ltd.	95,450	548,800
	Bid Corp. Ltd.	37,003	942,254
	Bidvest Group Ltd.	69,708	950,932
*	Blue Label Telecoms Ltd.	167,238	57,648
*	Brait PLC	346,632	37,135
	Capitec Bank Holdings Ltd.	8,961	1,426,761
	Cashbuild Ltd.	4,867	51,397
	Caxton & CTP Publishers & Printers Ltd.	20,139	13,136
	City Lodge Hotels Ltd.	120,852	27,772
	Clicks Group Ltd.	49,937	960,904
	Coronation Fund Managers Ltd.	72,257	141,480
	Curro Holdings Ltd.	102,613	68,708
	DataTec Ltd.	110,814	292,816

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
Ω	Dis-Chem Pharmacies Ltd.	177,851	$324,593
	Discovery Ltd.	51,294	496,483
	DRDGOLD Ltd. (DRD SJ)	50,000	50,914
	DRDGOLD Ltd. (DRD US), Sponsored ADR	7,046	70,953
	Exxaro Resources Ltd.	93,838	878,447
	Famous Brands Ltd.	25,850	82,042
	FirstRand Ltd.	420,812	1,712,074
	Foschini Group Ltd.	124,930	949,378
#	Gold Fields Ltd. (GFI US), Sponsored ADR	154,609	2,617,530
	Grindrod Ltd.	268,633	176,146
	Harmony Gold Mining Co. Ltd. (HAR SJ)	48,266	549,149
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	116,572	1,313,767
	Hudaco Industries Ltd.	8,070	87,487
*	Impala Platinum Holdings Ltd.	158,251	868,588
	Investec Ltd.	30,974	197,680
	Invicta Holdings Ltd.	5,930	10,119
	Italtile Ltd.	108,388	71,523
	JSE Ltd.	14,844	93,985
*	KAP Ltd.	1,332,037	192,949
	Kumba Iron Ore Ltd.	16,536	343,459
	Lewis Group Ltd.	12,344	51,848
	Life Healthcare Group Holdings Ltd.	544,365	458,814
	Merafe Resources Ltd.	305,519	24,200
*	Metair Investments Ltd.	44,283	20,712
	Momentum Group Ltd.	540,550	832,426
	Motus Holdings Ltd.	90,941	534,938
	Mpact Ltd.	18,342	27,629
	Mr. Price Group Ltd.	60,531	806,926
	MTN Group Ltd.	368,614	2,261,074
*	MultiChoice Group	42,369	245,198
*	Nampak Ltd.	1,827	43,753
	Naspers Ltd., Class N	5,833	1,229,772
	Nedbank Group Ltd.	93,403	1,374,210
	NEPI Rockcastle NV	95,632	720,827
	Netcare Ltd.	599,519	454,943
	Ninety One Ltd.	74,020	135,903
	Northam Platinum Holdings Ltd.	183,390	1,239,822
	Oceana Group Ltd.	42,625	153,300
	Old Mutual Ltd. (OMU SJ)	1,462,416	967,850
	Omnia Holdings Ltd.	62,523	224,212
	OUTsurance Group Ltd.	111,732	375,577
Ω	Pepkor Holdings Ltd.	531,258	732,197
*	Pick n Pay Stores Ltd.	210,260	323,151
		Shares	Value»
SOUTH AFRICA — (Continued)
	PPC Ltd.	545,075	$126,246
	Premier Group Ltd.	7,606	51,464
	PSG Financial Services Ltd.	218,357	213,516
	Raubex Group Ltd.	103,850	272,487
	Reunert Ltd.	70,521	258,260
	RFG Holdings Ltd.	21,913	23,646
	Sanlam Ltd.	163,553	713,053
	Santam Ltd.	11,461	224,899
	Sappi Ltd.	310,194	793,636
	Sasol Ltd. (SOL SJ)	152,277	706,291
	Shoprite Holdings Ltd.	54,357	829,724
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	155,539	592,604
*	Sibanye Stillwater Ltd. (SSW SJ)	398,166	383,706
	Southern Sun Ltd.	263,769	117,814
*	SPAR Group Ltd.	65,227	489,347
	Spur Corp. Ltd.	6,164	11,412
	Stadio Holdings Ltd.	45,933	17,166
	Standard Bank Group Ltd.	265,433	3,094,245
	Sun International Ltd.	74,980	159,562
	Super Group Ltd.	177,360	268,869
*	Telkom SA SOC Ltd.	167,439	299,991
	Thungela Resources Ltd. (TGA SJ)	60,378	439,841
	Tiger Brands Ltd.	46,731	691,445
*	Transaction Capital Ltd.	238,170	28,670
	Truworths International Ltd.	130,622	600,785
	Tsogo Sun Ltd.	210,893	103,192
	Vodacom Group Ltd.	113,318	662,762
	We Buy Cars Holdings Ltd.	50,218	109,427
	Wilson Bayly Holmes-Ovcon Ltd.	23,349	261,585
	Woolworths Holdings Ltd.	214,352	666,204
	Zeda Ltd.	68,930	45,796
TOTAL SOUTH AFRICA			47,941,552
SOUTH KOREA — (13.2%)
*	ABOV Semiconductor Co. Ltd.	2,124	12,029
*	ADTechnology Co. Ltd.	1,694	20,512
	Advanced Nano Products Co. Ltd.	1,292	58,100
	Advanced Process Systems Corp.	4,914	55,561
*	Aekyung Chemical Co. Ltd.	10,934	51,115
	Aekyung Industrial Co. Ltd.	2,738	22,813
*	Agabang&Company	5,822	21,627

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ahnlab, Inc.	789	$41,238
*	Air Busan Co. Ltd.	21,199	34,853
	AJ Networks Co. Ltd.	5,698	15,419
*	Ajin Industrial Co. Ltd.	6,561	12,078
*	Alteogen, Inc.	877	222,184
*	ALUKO Co. Ltd.	23,633	32,351
*	Amicogen, Inc.	6,097	15,031
	Amorepacific Corp.	2,454	217,881
	AMOREPACIFIC Group	7,449	123,190
*	Ananti, Inc.	22,606	91,876
*	Anapass, Inc.	3,919	53,012
*	Anterogen Co. Ltd.	1,345	20,446
*	Aprogen Biologics	34,072	17,733
*	Aprogen, Inc.	1,913	1,022
*	APS, Inc.	3,191	10,291
	Asia Cement Co. Ltd.	7,032	50,886
	ASIA Holdings Co. Ltd.	353	60,900
	Asia Pacific Satellite, Inc.	1,665	15,878
	Asia Paper Manufacturing Co. Ltd.	15,109	78,630
*	ATEC Mobility Co. Ltd.	1,541	18,358
*	ATON, Inc.	5,773	24,714
	Avaco Co. Ltd.	1,995	20,216
	Baiksan Co. Ltd.	4,498	43,829
*	Beno Tnr, Inc.	3,933	4,871
	BGF Co. Ltd.	11,107	25,689
	BGF retail Co. Ltd.	2,796	198,839
	BGFecomaterials Co. Ltd.	9,172	17,416
	BH Co. Ltd.	12,835	133,109
*	BHI Co. Ltd.	4,074	61,100
	Binggrae Co. Ltd.	1,954	98,363
	Bio Plus Co. Ltd.	6,144	27,793
*	Biodyne Co. Ltd.	3,385	32,602
*	Bioneer Corp.	4,057	50,559
	BioNote, Inc.	19,686	66,052
	BIT Computer Co. Ltd.	5,021	16,712
*	BNC Korea Co. Ltd.	14,197	43,292
	BNK Financial Group, Inc.	48,499	404,277
	Boditech Med, Inc.	3,922	44,722
*	BoKwang Industry Co. Ltd.	6,273	21,241
	Boryung	10,368	72,553
	Brand X Co. Ltd.	7,154	29,995
*	Bukwang Pharmaceutical Co. Ltd.	8,221	26,387
	BYC Co. Ltd.	610	12,300
	Byucksan Corp.	14,139	18,576
*	C&C International Co. Ltd.	1,132	27,187
*	Cafe24 Corp.	5,011	140,832
*	Cape Industries Ltd.	6,603	32,342
		Shares	Value»
SOUTH KOREA — (Continued)
	Caregen Co. Ltd.	4,970	$102,306
*	Celltrion Pharm, Inc.	1,903	69,164
	Celltrion, Inc.	1,939	238,251
*	Chabiotech Co. Ltd.	3,774	29,466
	Cheil Electric Co. Ltd.	3,144	27,109
*	Cheil Worldwide, Inc.	21,826	257,217
*	Chemtronics Co. Ltd.	5,189	75,626
	Cheryong Electric Co. Ltd.	3,474	131,535
*	Chips&Media, Inc.	825	11,021
*	Choil Aluminum Co. Ltd.	17,841	18,074
#*	Chong Kun Dang Pharmaceutical Corp.	2,994	177,462
*	Chongkundang Holdings Corp.	712	22,530
*††	Chorokbaem Media Co. Ltd.	3,355	2,339
*	Chunbo Co. Ltd.	561	14,195
*	CJ CGV Co. Ltd.	41,280	144,573
	CJ CheilJedang Corp.	3,044	504,641
	CJ Corp.	4,763	310,859
*	CJ ENM Co. Ltd.	6,117	224,871
	CJ Freshway Corp.	3,540	50,185
	CJ Logistics Corp.	3,464	189,469
*	CJ Seafood Corp.	3,549	7,254
*	CKD Bio Corp.	1,435	21,556
	Classys, Inc.	3,918	145,127
*	CLIO Cosmetics Co. Ltd.	2,840	36,886
*	CMG Pharmaceutical Co. Ltd.	16,036	19,769
*	Com2uS Holdings Corp.	2,279	48,415
*	Com2uSCorp	3,548	115,199
*	ContentreeJoongAng Corp.	1,756	9,437
	Coocon Corp.	2,027	22,120
*	Cosmax, Inc.	2,803	315,549
*	Cosmecca Korea Co. Ltd.	2,257	79,689
*	CosmoAM&T Co. Ltd.	855	30,795
*	Cosmochemical Co. Ltd.	2,432	33,536
	Coway Co. Ltd.	17,313	915,875
	Cowintech Co. Ltd.	3,449	34,965
	CR Holdings Co. Ltd.	1,168	4,481
*	Creative & Innovative System	16,407	80,184
	Creverse, Inc.	1,777	17,458
*	CrystalGenomics Invites Co. Ltd.	8,327	13,664
	CS Wind Corp.	7,942	227,098
*	CTC BIO, Inc.	2,105	11,165
*	Cube Entertainment, Inc.	1,822	17,163

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Holdings Co. Ltd.	3,529	$55,063
	Cuckoo Homesys Co. Ltd.	2,495	33,097
	D.I Corp.	1,927	22,215
*††	DA Technology Co. Ltd.	31,140	1,629
	Dae Won Kang Up Co. Ltd.	14,791	39,446
*	Daea TI Co. Ltd.	15,604	33,794
*	Daechang Co. Ltd.	20,462	17,686
	Daedong Corp.	6,323	51,706
	Daeduck Co. Ltd.	7,633	35,727
	Daeduck Electronics Co. Ltd.	12,129	153,094
	Daehan Flour Mill Co. Ltd.	235	20,432
	Daehan New Pharm Co. Ltd.	3,261	15,922
	Daehan Steel Co. Ltd.	4,106	46,770
*	Dae-Il Corp.	11,490	32,190
*	Daejoo Electronic Materials Co. Ltd.	1,918	134,074
	Daesang Corp.	11,856	152,328
	Daesang Holdings Co. Ltd.	5,289	37,674
*	Daesung Energy Co. Ltd.	2,796	15,607
*	Daewon Cable Co. Ltd.	12,805	31,523
	Daewon Pharmaceutical Co. Ltd.	2,654	26,614
*	Daewoo Engineering & Construction Co. Ltd.	90,829	210,052
	Daewoong Co. Ltd.	7,323	103,160
	Daewoong Pharmaceutical Co. Ltd.	1,525	143,434
	Daihan Pharmaceutical Co. Ltd.	2,053	36,269
	Daishin Securities Co. Ltd.	10,036	114,505
*	Danal Co. Ltd.	28,022	60,242
	Daol Investment & Securities Co. Ltd.	13,713	27,513
*	Daou Data Corp.	6,482	44,791
	Daou Technology, Inc.	9,379	114,673
*	Dasan Networks, Inc.	13,488	32,808
*	Dawonsys Co. Ltd.	9,803	64,780
	DB Financial Investment Co. Ltd.	8,025	30,087
	DB HiTek Co. Ltd.	15,421	340,167
	DB Insurance Co. Ltd.	14,244	947,751
*	DB, Inc.	50,677	42,307
*	Dear U Co. Ltd.	2,249	55,229
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dentium Co. Ltd.	2,465	$117,550
	Deutsch Motors, Inc.	5,727	16,600
	Device ENG Co. Ltd.	1,138	9,237
*	Devsisters Co. Ltd.	1,977	39,600
*	Dexter Studios Co. Ltd.	2,247	11,074
#	DGB Financial Group, Inc.	61,274	387,360
	DI Dong Il Corp.	2,740	93,542
	Digital Daesung Co. Ltd.	3,688	18,212
*	DIO Corp.	1,795	21,465
	DIT Corp.	1,424	16,636
*	DK Tech Co. Ltd.	4,494	22,160
	DL E&C Co. Ltd.	12,977	278,585
	DL Holdings Co. Ltd.	5,111	111,907
*	DMS Co. Ltd.	7,061	29,523
	DN Automotive Corp.	11,798	169,274
	Dohwa Engineering Co. Ltd.	5,619	25,257
	Dong-A Socio Holdings Co. Ltd.	1,707	112,380
	Dong-A ST Co. Ltd.	1,662	57,237
	Dong-Ah Geological Engineering Co. Ltd.	3,254	30,985
	Dongbang Transport Logistics Co. Ltd.	14,000	20,598
*	Dongjin Semichem Co. Ltd.	12,861	191,521
*	Dongkoo Bio & Pharma Co. Ltd.	6,563	22,475
*	DongKook Pharmaceutical Co. Ltd.	7,747	80,444
	Dongkuk Holdings Co. Ltd.	5,615	27,987
	Dongkuk Industries Co. Ltd.	9,778	28,593
	Dongkuk Steel Mill Co. Ltd.	12,709	77,283
*	Dongkuk Structures & Construction Co. Ltd.	8,792	14,098
	Dongsuh Cos., Inc.	2,720	43,374
	Dongsung Chemical Co. Ltd.	11,113	29,732
	Dongsung Finetec Co. Ltd.	5,860	85,350
*	Dongwha Enterprise Co. Ltd.	3,761	21,898
	Dongwha Pharm Co. Ltd.	5,228	21,843
	Dongwon Development Co. Ltd.	10,063	15,404
	Dongwon F&B Co. Ltd.	2,865	58,273

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Systems Corp.	1,774	$45,995
	Dongwoon Anatech Co. Ltd.	6,586	89,969
	Dongyang E&P, Inc.	2,102	25,753
*	Dongyang Steel Pipe Co. Ltd.	35,614	15,873
	Doosan Bobcat, Inc.	19,927	654,632
	Doosan Co. Ltd.	1,020	197,112
*	Doosan Enerbility Co. Ltd.	41,164	671,815
*	Doosan Fuel Cell Co. Ltd.	6,720	74,971
	Doosan Tesna, Inc.	3,689	74,579
	DoubleUGames Co. Ltd.	3,972	133,554
	Douzone Bizon Co. Ltd.	4,200	196,994
*	Dream Security Co. Ltd.	11,556	28,042
*	Dreamtech Co. Ltd.	12,452	61,257
*	DRTECH Corp.	14,013	20,780
	DSC Investment, Inc.	3,625	6,967
*	DSK Co. Ltd.	1,675	4,644
	Duck Yang Industry Co. Ltd.	3,747	7,199
*	Duk San Neolux Co. Ltd.	3,575	67,541
	Duksung Co. Ltd.	4,385	20,668
	DY Corp.	4,514	12,259
	DY POWER Corp.	2,826	22,876
*††	E Investment&Development Co. Ltd.	12,639	2,270
*	Easy Holdings Co. Ltd.	8,326	15,325
*	Echo Marketing, Inc.	6,831	45,900
*	Eco Volt Co. Ltd.	3,420	2,394
*	Ecopro BM Co. Ltd.	1,281	114,338
*	Ecopro Co. Ltd.	3,497	145,419
	Ecopro HN Co. Ltd.	2,803	58,139
*	Edge Foundry Co. Ltd.	8,717	14,917
	E-MART, Inc.	4,062	179,591
*	EMKOREA Co. Ltd.	8,442	13,033
*	EMRO, Inc.	997	47,517
*	EM-Tech Co. Ltd.	1,387	24,331
*	Enchem Co. Ltd.	688	61,072
	ENF Technology Co. Ltd.	5,702	75,281
*	Enzychem Lifesciences Corp.	32,250	33,786
	Eo Technics Co. Ltd.	353	34,311
*	Eubiologics Co. Ltd.	9,902	84,477
	Eugene Corp.	11,560	26,159
	Eugene Investment & Securities Co. Ltd.	29,675	48,951
	Eugene Technology Co. Ltd.	3,923	98,627
		Shares	Value»
SOUTH KOREA — (Continued)
	Eusu Holdings Co. Ltd.	1,834	$6,690
*	EV Advanced Material Co. Ltd.	12,617	15,710
*	E-World	14,494	14,320
*	Exem Co. Ltd.	12,943	18,019
	Exicon Co. Ltd.	1,062	9,149
	F&F Co. Ltd.	5,154	226,804
	F&F Holdings Co. Ltd.	2,675	21,787
	Fila Holdings Corp.	6,198	166,875
*	Fine M-Tec Co. Ltd.	6,734	23,021
	Fine Semitech Corp.	1,165	14,116
*††	Flask Co. Ltd.	16,391	3,339
*	Foosung Co. Ltd.	11,631	40,308
	Fursys, Inc.	253	7,180
*	Gabia, Inc.	1,031	11,382
*	GAEASOFT	6,321	34,241
	Galaxia Moneytree Co. Ltd.	1,494	8,179
*	GAMSUNG Corp. Co. Ltd.	20,517	43,427
*	Gaon Cable Co. Ltd.	1,997	82,393
*	GC Cell Corp.	3,957	59,816
*	GeneOne Life Science, Inc.	10,305	15,079
*	Genexine, Inc.	12,910	41,045
*	Genomictree, Inc.	2,245	27,912
	Geumhwa PSC Co. Ltd.	1,478	25,499
	Global Standard Technology Co. Ltd.	5,152	63,019
*	Global Tax Free Co. Ltd.	4,758	12,832
*	GnBS eco Co. Ltd.	8,882	23,117
	GnCenergy Co. Ltd.	4,142	35,222
	GOLFZON Co. Ltd.	1,890	78,036
	Golfzon Newdin Holdings Co. Ltd.	6,991	16,449
	Gradiant Corp.	2,575	20,394
	Grand Korea Leisure Co. Ltd.	10,284	83,708
*	Green Cross Corp.	703	66,381
*	Green Cross Holdings Corp.	7,420	74,329
*	Green Cross Wellbeing Corp.	2,779	16,618
*††	Green Pine Tree Co. Ltd.	1,215	157
*	GS Engineering & Construction Corp.	21,738	257,301
	GS Global Corp.	21,081	38,335
	GS Holdings Corp. (078930 KS)	16,791	442,992
*	GS P&L Co. Ltd.	2,026	26,800
	GS Retail Co. Ltd.	8,543	89,724
	Gwangju Shinsegae Co. Ltd.	821	16,435

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HAESUNG DS Co. Ltd.	5,681	$96,807
	Haesung Industrial Co. Ltd.	4,764	19,059
	Han Kuk Carbon Co. Ltd.	6,718	63,864
	Hana Financial Group, Inc.	57,828	2,393,532
*	Hana Materials, Inc.	1,567	26,263
*	Hana Micron, Inc.	14,108	98,228
*	Hana Technology Co. Ltd.	567	8,155
	Hana Tour Service, Inc.	3,973	152,458
*	Hanall Biopharma Co. Ltd.	1,468	40,773
*	Hancom, Inc.	3,601	59,081
	Handok, Inc.	4,699	37,995
	Handsome Co. Ltd.	4,762	48,205
	Hanil Cement Co. Ltd.	11,016	116,240
	Hanil Feed Co. Ltd.	4,094	10,216
	Hanil Holdings Co. Ltd.	4,735	45,867
	Hanjin Kal Corp.	2,099	120,746
	Hanjin Transportation Co. Ltd.	3,082	41,034
	Hankook Cosmetics Manufacturing Co. Ltd.	440	13,885
	Hankook Shell Oil Co. Ltd.	209	45,357
	Hankook Tire & Technology Co. Ltd.	27,328	766,716
	Hanmi Pharm Co. Ltd.	1,345	224,598
	Hanmi Science Co. Ltd.	2,272	43,113
	Hanmi Semiconductor Co. Ltd.	9,019	691,461
	HanmiGlobal Co. Ltd.	4,359	52,351
	Hannong Chemicals, Inc.	3,518	32,937
	Hanon Systems	61,061	178,702
	Hansae Co. Ltd.	6,871	61,870
	Hanshin Machinery Co.	5,550	12,517
	Hansol Chemical Co. Ltd.	3,084	195,285
	Hansol Paper Co. Ltd.	6,186	36,059
	Hansol Technics Co. Ltd.	11,028	29,543
	Hanssem Co. Ltd.	2,451	78,834
	Hanwha Aerospace Co. Ltd.	3,773	1,033,750
	Hanwha Corp.	6,950	145,218
*	Hanwha Engine	7,449	116,335
*	Hanwha Galleria Corp.	32,339	26,517
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha General Insurance Co. Ltd.	31,463	$87,704
*	Hanwha Investment & Securities Co. Ltd.	40,945	100,797
	Hanwha Life Insurance Co. Ltd.	58,541	100,039
*	Hanwha Ocean Co. Ltd.	2,180	85,217
	Hanwha Solutions Corp.	21,058	283,961
	Hanwha Systems Co. Ltd.	10,672	184,196
*	Hanwha Vision Co. Ltd.	9,088	199,744
	Hanyang Eng Co. Ltd.	4,208	47,311
*	Hanyang Securities Co. Ltd.	4,035	33,091
*	Harim Co. Ltd.	16,057	32,178
	Harim Holdings Co. Ltd.	22,955	85,920
*	HB SOLUTION Co. Ltd.	15,336	29,853
*	HB Technology Co. Ltd.	17,460	29,034
	HD Hyundai Co. Ltd.	12,804	728,340
	HD Hyundai Construction Equipment Co. Ltd.	5,265	239,781
	HD Hyundai Electric Co. Ltd.	3,593	1,003,895
*	HD Hyundai Energy Solutions Co. Ltd.	3,135	52,028
*	HD Hyundai Heavy Industries Co. Ltd.	1,309	278,407
	HD Hyundai Infracore Co. Ltd.	68,981	347,096
*	HD Hyundai Mipo	978	83,125
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,762	596,286
	HDC Holdings Co. Ltd.	12,724	109,080
	HDC Hyundai Development Co-Engineering & Construction	15,987	181,891
*	HD-Hyundai Marine Engine	2,867	54,892
*	Hecto Innovation Co. Ltd.	2,910	23,560
*	Helixmith Co. Ltd.	7,814	13,911
*	Heung-A Shipping Co. Ltd.	18,027	22,246
	HFR, Inc.	2,822	42,224
	High Tech Pharm Co. Ltd.	2,595	28,662

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hite Jinro Co. Ltd.	10,085	$131,921
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	18,733
	HK inno N Corp.	5,284	128,646
	HL Holdings Corp.	2,259	53,442
	HL Mando Co. Ltd.	11,013	335,165
*	HLB Biostep Co. Ltd.	11,072	17,707
*	HLB Global Co. Ltd.	7,126	21,672
*	HLB Life Science Co. Ltd.	5,134	37,424
*	Hlb Pharma Ceutical Co. Ltd.	3,234	57,572
*	HLB, Inc.	2,115	116,575
	HMM Co. Ltd.	53,801	701,264
*	Home Center Holdings Co. Ltd.	39,155	24,472
*	Homecast Co. Ltd.	5,233	7,614
#	Hotel Shilla Co. Ltd.	8,602	225,744
	HS Hyosung Advanced Materials Corp.	840	101,233
*	HS Hyosung Corp.	484	9,549
	HS Industries Co. Ltd.	19,938	65,700
*	Hugel, Inc.	1,324	215,082
*	Humasis Co. Ltd.	12,853	14,992
	Humedix Co. Ltd.	2,350	54,021
	Huons Co. Ltd.	3,964	68,060
	Huons Global Co. Ltd.	2,364	56,825
	Husteel Co. Ltd.	11,607	35,377
	Huvitz Co. Ltd.	1,378	7,188
	Hwa Shin Co. Ltd.	12,397	61,753
*	Hwail Pharm Co. Ltd.	17,470	14,706
	Hwaseung Enterprise Co. Ltd.	7,025	51,354
	HYBE Co. Ltd.	2,091	322,710
*	Hydro Lithium, Inc.	15,765	19,544
*	Hy-Lok Corp.	2,373	46,558
	Hyosung Corp.	2,175	68,157
	Hyosung Heavy Industries Corp.	978	300,001
	Hyosung TNC Corp.	1,562	239,017
	Hyundai Autoever Corp.	2,224	217,275
	Hyundai Bioland Co. Ltd.	9,432	29,748
*	Hyundai BNG Steel Co. Ltd.	2,374	20,329
	HYUNDAI Corp.	4,119	55,505
	Hyundai Corp. Holdings, Inc.	1,349	9,517
	Hyundai Department Store Co. Ltd.	7,314	252,782
	Hyundai Elevator Co. Ltd.	3,295	119,833
	Hyundai Engineering & Construction Co. Ltd.	14,556	309,871
		Shares	Value»
SOUTH KOREA — (Continued)
	HYUNDAI EVERDIGM Corp.	3,482	$20,850
	Hyundai Ezwel Co. Ltd.	6,979	23,450
	Hyundai Futurenet Co. Ltd.	11,431	26,295
	Hyundai GF Holdings	9,217	30,860
	Hyundai Glovis Co. Ltd.	9,706	991,551
	Hyundai Green Food	10,848	104,272
	Hyundai Home Shopping Network Corp.	1,744	58,003
*	Hyundai Livart Furniture Co. Ltd.	1,211	6,237
	Hyundai Marine & Fire Insurance Co. Ltd.	19,144	324,916
	Hyundai Mobis Co. Ltd.	4,822	870,157
	Hyundai Motor Co.	32,942	4,636,555
	Hyundai Motor Securities Co. Ltd.	4,693	21,268
	Hyundai Movex Co. Ltd.	9,382	25,820
	Hyundai Pharmaceutical Co. Ltd.	2,220	5,188
	Hyundai Rotem Co. Ltd.	12,950	524,365
	Hyundai Steel Co.	16,274	257,957
	Hyundai Wia Corp.	7,441	198,550
	HyVision System, Inc.	4,877	57,289
*	i3system, Inc.	1,753	55,233
*	ICD Co. Ltd.	4,786	19,848
	iFamilySC Co. Ltd.	4,076	68,687
*	Il Dong Pharmaceutical Co. Ltd.	2,726	20,981
*	Iljin Diamond Co. Ltd.	1,775	13,458
*	Iljin Electric Co. Ltd.	3,532	78,485
*	Iljin Hysolus Co. Ltd.	2,250	24,315
	Iljin Power Co. Ltd.	2,512	16,117
	Ilshin Spinning Co. Ltd.	4,566	25,602
	Ilyang Pharmaceutical Co. Ltd.	4,169	32,016
	iMarketKorea, Inc.	6,912	37,209
	InBody Co. Ltd.	2,313	38,337
	Incross Co. Ltd.	2,882	14,224
	Industrial Bank of Korea	56,188	598,563
	Inhwa Precision Co. Ltd.	1,117	27,636
	Innocean Worldwide, Inc.	8,825	111,928
*	InnoWireless Co. Ltd.	1,400	21,872
	Innox Advanced Materials Co. Ltd.	4,959	91,865

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Insun ENT Co. Ltd.	4,769	$17,933
*	Insung Information Co. Ltd.	11,363	14,412
	Intellian Technologies, Inc.	1,743	47,421
	Intelligent Digital Integrated Security Co. Ltd.	2,096	21,497
*	Interflex Co. Ltd.	6,369	39,878
††	Interojo Co. Ltd.	1,357	8,721
	INTOPS Co. Ltd.	4,300	63,518
	iNtRON Biotechnology, Inc.	6,721	26,219
	IS Dongseo Co. Ltd.	6,090	80,770
	ISC Co. Ltd.	1,628	74,192
	i-SENS, Inc.	2,624	32,441
*	ISU Abxis Co. Ltd.	4,524	13,807
*	ISU Chemical Co. Ltd.	2,758	12,068
*	ISU Specialty Chemical	3,035	68,039
	IsuPetasys Co. Ltd.	14,141	370,024
*	ITEK, Inc.	7,578	28,232
*	ITM Semiconductor Co. Ltd.	834	7,306
*	Jahwa Electronics Co. Ltd.	6,861	72,512
#	JB Financial Group Co. Ltd.	36,255	491,510
*	Jeju Air Co. Ltd.	13,797	69,836
	Jeju Bank	2,192	12,090
*	Jeju Semiconductor Corp.	7,929	75,555
*	Jin Air Co. Ltd.	5,121	35,193
	Jinsung T.E.C.	4,760	30,990
*	JNK Global Co. Ltd.	7,583	18,918
*	JNTC Co. Ltd.	6,528	97,442
*	JoyCity Corp.	19,057	20,059
	Jusung Engineering Co. Ltd.	8,449	181,891
	JVM Co. Ltd.	1,905	27,490
	JW Holdings Corp.	8,366	17,535
	JW Life Science Corp.	5,759	41,567
	JW Pharmaceutical Corp.	3,479	55,760
#	JYP Entertainment Corp.	5,961	306,446
	K Car Co. Ltd.	3,260	29,826
	K Ensol Co. Ltd.	1,765	15,943
	Kakao Corp.	14,769	387,756
*	Kakao Games Corp.	13,345	148,308
	KakaoBank Corp.	17,262	250,212
*	Kakaopay Corp.	4,012	74,038
	Kangnam Jevisco Co. Ltd.	608	10,811
*	Kangstem Biotech Co. Ltd.	2,186	2,994
*	Kangwon Energy Co. Ltd.	4,568	28,078
		Shares	Value»
SOUTH KOREA — (Continued)
	Kangwon Land, Inc.	15,250	$175,416
	KB Financial Group, Inc. (105560 KS)	56,932	3,566,864
	KC Co. Ltd.	2,678	29,389
	KC Tech Co. Ltd.	3,105	64,230
	KCC Corp.	1,400	238,031
	KCC Glass Corp.	4,734	116,945
	KCTC	9,774	25,373
	KEC Corp.	67,241	37,312
	KEPCO Engineering & Construction Co., Inc.	1,761	83,009
#	KEPCO Plant Service & Engineering Co. Ltd.	6,558	208,817
	KG Chemical Corp.	11,891	30,328
	KG Dongbusteel	19,552	79,421
	KG Eco Solution Co. Ltd.	11,316	38,420
*	KG Mobility Co.	21,140	54,209
	Kginicis Co. Ltd.	8,683	51,243
	KGMobilians Co. Ltd.	4,218	13,061
	KH Vatec Co. Ltd.	8,741	59,974
	Kia Corp.	52,365	3,653,916
*	Kib Plug Energy	61,842	21,919
*	KidariStudio, Inc.	5,942	12,533
	KINX, Inc.	828	41,234
*	KISCO Corp.	6,487	35,236
*	KISCO Holdings Co. Ltd.	1,500	19,145
	KISWIRE Ltd.	3,307	41,060
	KIWOOM Securities Co. Ltd.	4,283	367,150
*	KMW Co. Ltd.	3,610	23,736
*	KNJ Co. Ltd.	2,471	23,597
	Koh Young Technology, Inc.	8,964	100,123
	Kolmar BNH Co. Ltd.	1,457	12,462
	Kolmar Holdings Co. Ltd.	5,313	24,824
	Kolmar Korea Co. Ltd.	4,189	173,407
*	Kolon Corp.	2,058	19,869
*	Kolon Enp, Inc.	5,452	19,796
*	Kolon Industries, Inc.	8,052	154,640
*	Kolon Life Science, Inc.	1,355	20,536
*	KoMiCo Ltd.	1,753	45,239
	KONA I Co. Ltd.	1,584	23,570
	Korea Aerospace Industries Ltd.	15,090	551,266
	Korea Airport Service Co. Ltd.	622	22,453
	Korea Alcohol Industrial Co. Ltd.	4,444	25,878
	Korea Asset In Trust Co. Ltd.	24,703	47,208
*	Korea Circuit Co. Ltd.	2,773	19,367

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea District Heating Corp.	516	$14,959
*	Korea Electric Power Corp. (015760 KS)	16,765	241,957
#*	Korea Electric Power Corp. (KEP US), Sponsored ADR	22,118	160,356
	Korea Electric Terminal Co. Ltd.	2,931	158,077
	Korea Electronic Power Industrial Development Co. Ltd.	5,275	43,192
	Korea Fuel-Tech Corp.	8,951	29,724
*	Korea Gas Corp.	3,926	91,962
*	Korea Information & Communications Co. Ltd.	6,679	36,703
	Korea Information Certificate Authority, Inc.	5,485	17,434
	Korea Investment Holdings Co. Ltd.	9,792	532,475
*	Korea Line Corp.	110,625	128,434
	Korea Movenex Co. Ltd.	13,865	56,871
	Korea Parts & Fasteners Co. Ltd.	2,318	6,790
	Korea Petrochemical Ind Co. Ltd.	1,547	96,657
	Korea Petroleum Industries Co.	3,017	26,566
	Korea Ratings Corp.	357	22,400
*	Korea Real Estate Investment & Trust Co. Ltd.	85,453	58,601
*	Korea Robot Manufacturing Co. Ltd.	3,438	8,140
	Korea United Pharm, Inc.	3,544	43,508
	Korean Air Lines Co. Ltd.	47,149	800,455
	Korean Reinsurance Co.	58,121	328,933
	Kortek Corp.	1,475	8,153
*	KPS Corp.	2,707	12,379
	KPX Chemical Co. Ltd.	267	7,794
*	Krafton, Inc.	4,278	1,065,887
	KSS LINE Ltd.	9,666	56,393
	KT Skylife Co. Ltd.	8,062	24,163
	KT&G Corp.	10,335	783,740
	KTCS Corp.	13,776	27,004
	Ktis Corp.	3,971	7,473
	Kukdong Oil & Chemicals Co. Ltd.	7,190	16,935
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kumho HT, Inc.	74,104	$35,873
	Kumho Petrochemical Co. Ltd.	2,912	210,696
*	Kumho Tire Co., Inc.	44,275	159,424
	Kwang Dong Pharmaceutical Co. Ltd.	12,453	46,715
*	Kyeryong Construction Industrial Co. Ltd.	2,344	19,919
	Kyobo Securities Co. Ltd.	6,546	24,464
	Kyochon F&B Co. Ltd.	3,688	12,400
*	Kyongbo Pharmaceutical Co. Ltd.	1,496	6,936
	Kyung Dong Navien Co. Ltd.	2,557	142,164
	Kyungdong Pharm Co. Ltd.	2,400	9,726
	Kyung-In Synthetic Corp.	5,621	10,879
	L&C Bio Co. Ltd.	2,326	36,599
*	L&F Co. Ltd.	975	58,540
*	L&K Biomed Co. Ltd.	2,802	13,755
*	LabGenomics Co. Ltd.	22,431	42,902
*	Lake Materials Co. Ltd.	15,672	123,564
*	LB Semicon, Inc.	15,949	42,123
	Lee Ku Industrial Co. Ltd.	6,694	18,923
	LEENO Industrial, Inc.	2,085	304,391
	LF Corp.	6,761	75,795
	LG Chem Ltd.	9,914	1,607,907
	LG Corp.	11,370	582,873
*	LG Display Co. Ltd. (034220 KS)	110,699	700,593
	LG Electronics, Inc.	30,175	1,738,562
*	LG Energy Solution Ltd.	1,664	400,599
	LG H&H Co. Ltd.	1,706	358,774
	LG HelloVision Co. Ltd.	17,581	29,322
	LG Innotek Co. Ltd.	4,914	498,957
	LG Uplus Corp.	78,945	543,979
	LIG Nex1 Co. Ltd.	2,498	387,460
*	LigaChem Biosciences, Inc.	1,239	106,898
	LOT Vacuum Co. Ltd.	1,947	11,851
	Lotte Chemical Corp.	3,408	132,775
	Lotte Chilsung Beverage Co. Ltd.	2,458	174,653
	Lotte Corp.	8,889	127,072
*	Lotte Data Communication Co.	2,142	28,643
	Lotte Energy Materials Corp.	8,113	121,978

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Fine Chemical Co. Ltd.	6,158	$167,824
*	Lotte Non-Life Insurance Co. Ltd.	23,223	31,245
	Lotte Rental Co. Ltd.	8,521	166,238
	Lotte Shopping Co. Ltd.	4,074	150,821
*	Lotte Tour Development Co. Ltd.	7,885	42,212
	Lotte Wellfood Co. Ltd.	1,354	95,474
	LS Corp.	5,338	432,564
*	LS Eco Energy Ltd.	4,332	134,389
	LS Electric Co. Ltd.	3,097	489,225
*	LS Marine Solution Co. Ltd.	2,112	24,337
	LS SECURITIES Co. Ltd.	4,859	13,323
*	LVMC Holdings	47,047	53,735
	LX Hausys Ltd.	2,771	58,804
	LX Holdings Corp.	20,816	97,539
	LX International Corp.	14,385	245,993
	LX Semicon Co. Ltd.	4,783	185,279
	M.I.Tech Co. Ltd.	6,034	30,993
	Macquarie Korea Infrastructure Fund	41,986	303,207
	Macrogen, Inc.	1,693	18,910
	Maeil Dairies Co. Ltd.	1,774	40,348
*	MAKUS, Inc.	3,327	20,553
*	Manho Rope & Wire Ltd.	286	4,953
*	Manyo Co. Ltd.	3,514	41,432
	Mcnex Co. Ltd.	5,226	82,581
*	Medipost Co. Ltd.	3,223	24,643
	Medytox, Inc.	849	68,744
*	Meerecompany, Inc.	533	9,019
*	MegaStudy Co. Ltd.	1,099	8,068
*	MegaStudyEdu Co. Ltd.	3,314	88,755
	Meritz Financial Group, Inc.	20,055	1,568,704
	META BIOMED Co. Ltd.	5,245	14,678
	Mgame Corp.	7,080	24,945
*	MiCo Ltd.	4,582	28,016
*	Micro Digital Co. Ltd.	3,450	26,489
*	Mirae Asset Life Insurance Co. Ltd.	20,945	73,069
	Mirae Asset Securities Co. Ltd.	42,722	246,340
*	Mirae Asset Venture Investment Co. Ltd.	9,580	31,094
	Miwon Commercial Co. Ltd.	444	51,993
	Miwon Specialty Chemical Co. Ltd.	430	39,891
*	MK Electron Co. Ltd.	5,111	31,095
		Shares	Value»
SOUTH KOREA — (Continued)
	MNTech Co. Ltd.	3,318	$17,895
	Modetour Network, Inc.	2,818	18,577
*	MONAYONGPYONG	9,266	25,821
	Moorim P&P Co. Ltd.	2,932	5,385
	Motonic Corp.	1,465	8,492
	Motrex Co. Ltd.	5,448	39,401
	MS Autotech Co. Ltd.	26,141	44,414
	Multicampus Co. Ltd.	345	6,921
	Myoung Shin Industrial Co. Ltd.	15,390	114,914
	Namhae Chemical Corp.	3,990	17,560
*	Namsun Aluminum Co. Ltd.	40,282	40,023
*	Namuga Co. Ltd.	4,008	35,208
	Namyang Dairy Products Co. Ltd.	860	39,214
*	Nature & Environment Co. Ltd.	20,996	8,555
	Nature Holdings Co. Ltd.	6,276	40,048
	NAVER Corp.	3,217	476,396
	NCSoft Corp.	1,202	142,248
	NeoPharm Co. Ltd.	2,099	15,909
*	Neosem, Inc.	2,906	18,577
	Neowiz	5,728	73,277
*	Nepes Ark Corp.	4,071	32,362
*	Neptune Co.	8,753	33,950
*Ω	Netmarble Corp.	4,331	131,235
	New Power Plasma Co. Ltd.	11,784	37,176
*	Newflex Technology Co. Ltd.	3,734	12,828
*	Nexen Corp.	9,583	28,481
	Nexen Tire Corp.	12,451	47,264
*	Nexon Games Co. Ltd.	5,186	46,945
	NEXTIN, Inc.	2,819	110,834
	NH Investment & Securities Co. Ltd.	39,958	395,293
	NHN Corp.	6,596	84,368
*	NHN KCP Corp.	9,181	44,701
	NICE Holdings Co. Ltd.	9,781	71,344
	Nice Information & Telecommunication, Inc.	2,355	28,001
	NICE Information Service Co. Ltd.	10,065	84,821
	NICE Total Cash Management Co. Ltd.	2,475	8,166
*	Nong Shim Holdings Co. Ltd.	533	23,304
	NongShim Co. Ltd.	721	172,599
	NOROO Paint & Coatings Co. Ltd.	5,290	27,474

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NOVAREX Co. Ltd.	5,483	$26,798
*	Novatech Co. Ltd.	681	9,021
*	OCI Co. Ltd.	2,410	113,097
*	OCI Holdings Co. Ltd.	6,036	326,788
	ONEJOON Co. Ltd.	4,350	31,047
	Opasnet Co. Ltd.	1,536	9,896
	OptoElectronics Solutions Co. Ltd.	883	8,466
	Oriental Precision & Engineering Co. Ltd.	11,756	45,292
	Orion Corp.	7,398	514,068
	Orion Holdings Corp.	13,454	140,115
*	Osang Healthcare Co. Ltd.	1,314	13,371
*	OSTEONIC Co. Ltd.	5,143	28,519
*	Osung Advanced Materials Co. Ltd.	31,426	30,914
	Ottogi Corp.	744	195,998
	Paik Kwang Industrial Co. Ltd.	8,514	41,136
#	Pan Ocean Co. Ltd.	84,120	191,475
	Pang Rim Co. Ltd.	5,498	15,006
	Paradise Co. Ltd.	17,392	118,101
	Park Systems Corp.	1,529	246,734
	Partron Co. Ltd.	21,387	108,349
*	Pearl Abyss Corp.	1,669	33,192
#	People & Technology, Inc.	6,595	182,365
*	Peptron, Inc.	1,115	74,253
	PHA Co. Ltd.	2,750	18,951
*	PharmaResearch Co. Ltd.	1,495	247,249
*	PharmGen Science, Inc.	3,656	10,804
*	Pharmicell Co. Ltd.	6,457	35,295
*	Philenergy Co. Ltd.	136	1,250
	Philoptics Co. Ltd.	2,005	42,466
*	PI Advanced Materials Co. Ltd.	6,611	79,149
*	Polaris AI Corp.	10,275	22,309
*	Polaris Office Corp.	4,725	19,256
	Pond Group Co. Ltd.	2,084	7,668
*	PonyLink Co. Ltd.	27,241	21,898
	Poongsan Corp.	9,234	334,805
	Poongsan Holdings Corp.	3,296	58,112
	Posco DX Co. Ltd.	10,374	133,323
	POSCO Future M Co. Ltd.	738	71,856
	POSCO Holdings, Inc. (005490 KS)	9,865	1,757,469
	Posco International Corp.	14,963	430,148
	Posco M-Tech Co. Ltd.	2,412	20,404
	POSCO Steeleon Co. Ltd.	1,461	28,559
		Shares	Value»
SOUTH KOREA — (Continued)
*	Power Logics Co. Ltd.	13,626	$50,390
*	Prestige Biologics Co. Ltd.	6,539	21,460
	Protec Co. Ltd.	1,575	28,497
	PSK Holdings, Inc.	1,973	71,949
	PSK, Inc.	7,105	92,234
	Pulmuone Co. Ltd.	5,719	40,665
*	Pumtech Korea Co. Ltd.	2,181	70,598
*	Rainbow Robotics	533	108,960
*	Refine Co. Ltd.	4,423	38,382
	Reyon Pharmaceutical Co. Ltd.	2,064	18,054
	RFHIC Corp.	2,728	31,062
*	RFTech Co. Ltd.	10,614	27,922
	Rorze Systems Corp.	2,535	30,136
	S Net Systems, Inc.	2,884	8,459
*	S&S Tech Corp.	5,169	103,529
	S-1 Corp.	4,849	198,738
*	Sajo Industries Co. Ltd.	1,155	26,765
*	Sajodaerim Corp.	1,071	29,050
*	Sajodongaone Co. Ltd.	12,597	8,098
*	Sam Chun Dang Pharm Co. Ltd.	731	91,698
	Sam Young Electronics Co. Ltd.	2,072	14,874
*	Sam Yung Trading Co. Ltd.	3,091	26,566
	Sam-A Aluminum Co. Ltd.	398	9,161
	Samchully Co. Ltd.	401	24,702
	SAMHWA Paints Industrial Co. Ltd.	5,105	21,435
	Samick THK Co. Ltd.	1,032	7,211
*	Samil Pharmaceutical Co. Ltd.	2,221	20,114
*	Samji Electronics Co. Ltd.	1,801	11,512
	Samjin Pharmaceutical Co. Ltd.	1,982	23,416
	Sammok S-Form Co. Ltd.	1,590	21,792
	SAMPYO Cement Co. Ltd.	21,453	44,215
*Ω	Samsung Biologics Co. Ltd.	1,007	744,773
	Samsung C&T Corp.	15,510	1,271,452
	Samsung Card Co. Ltd. (029780 KS)	8,836	254,540
	Samsung Electro-Mechanics Co. Ltd.	9,053	829,191
	Samsung Electronics Co. Ltd. (005930 KS)	635,990	22,713,568

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	553	$494,365
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	3,955	3,587,185
	Samsung Engineering Co. Ltd.	49,273	607,780
	Samsung Fire & Marine Insurance Co. Ltd.	4,443	1,159,607
*	Samsung Heavy Industries Co. Ltd.	39,257	349,089
*	Samsung Life Insurance Co. Ltd.	9,761	595,624
*	Samsung Pharmaceutical Co. Ltd.	8,615	8,615
	Samsung SDI Co. Ltd.	7,012	1,062,443
	Samsung SDS Co. Ltd.	4,334	358,335
	Samsung Securities Co. Ltd.	19,068	594,780
*	SAMT Co. Ltd.	21,138	38,059
	Samwha Capacitor Co. Ltd.	2,326	45,867
	Samwha Electric Co. Ltd.	1,472	38,343
	Samyang Corp.	1,802	55,681
	Samyang Foods Co. Ltd.	827	387,293
	Samyang Holdings Corp.	830	36,316
	Samyang Packaging Corp.	1,489	15,497
	Samyoung Co. Ltd.	3,726	11,061
*	Sang-A Frontec Co. Ltd.	2,092	23,777
*	Sangbo Corp.	5,925	4,818
	Saramin Co. Ltd.	2,002	24,088
	Satrec Initiative Co. Ltd.	1,040	32,145
*	SD Biosensor, Inc.	17,143	131,897
	SeAH Besteel Holdings Corp.	6,904	91,273
	SeAH Steel Corp.	697	65,967
	SeAH Steel Holdings Corp.	787	110,776
	Sebang Co. Ltd.	4,106	32,455
	Sebang Global Battery Co. Ltd.	2,276	126,416
	Seegene, Inc.	5,358	86,853
	Segyung Hitech Co. Ltd.	3,567	18,759
	Sejin Heavy Industries Co. Ltd.	2,630	16,022
*	Sekonix Co. Ltd.	4,325	17,277
		Shares	Value»
SOUTH KOREA — (Continued)
	Seobu T&D	8,529	$32,387
*	Seohee Construction Co. Ltd.	27,909	29,562
*	Seojin System Co. Ltd.	7,990	135,100
*	Seoul Auction Co. Ltd.	840	3,949
	Seoul Semiconductor Co. Ltd.	19,882	98,641
	Seoyon Co. Ltd.	6,312	29,468
	Seoyon E-Hwa Co. Ltd.	8,945	77,131
*††	Sewon E&C Co. Ltd.	4,592	556
	SFA Engineering Corp.	8,736	113,901
*	SFA Semicon Co. Ltd.	9,181	20,466
	SGC Energy Co. Ltd.	4,281	69,316
*	Shin Heung Energy & Electronics Co. Ltd.	10,388	32,575
	Shindaeyang Paper Co. Ltd.	4,097	16,296
	Shinhan Financial Group Co. Ltd. (055550 KS)	65,167	2,270,015
	Shinsegae International, Inc.	5,312	37,223
	Shinsegae, Inc.	3,551	323,388
*	Shinsung Delta Tech Co. Ltd.	1,340	84,565
*	Shinsung E&G Co. Ltd.	20,702	16,891
	Shinwon Corp.	20,627	20,007
	Shinyoung Securities Co. Ltd.	1,624	84,763
*	Showbox Corp.	4,208	8,436
*	Silicon2 Co. Ltd.	7,295	153,301
*	SIMMTECH Co. Ltd.	7,634	63,999
	Sindoh Co. Ltd.	945	25,134
*	Sinil Pharm Co. Ltd.	1,809	8,157
*	SK Biopharmaceuticals Co. Ltd.	4,718	351,097
*	SK Bioscience Co. Ltd.	1,273	42,663
	SK Chemicals Co. Ltd.	3,789	107,627
	SK Discovery Co. Ltd.	3,629	87,233
*	SK Eternix Co. Ltd.	1,130	9,561
	SK Gas Ltd.	286	42,637
	SK Hynix, Inc.	99,014	13,330,214
*Ω	SK IE Technology Co. Ltd.	6,186	97,118
*	SK Innovation Co. Ltd.	4,298	374,557
*	SK oceanplant Co. Ltd.	5,221	43,491
	SK Securities Co. Ltd.	106,909	35,157
	SK Telecom Co. Ltd. (017670 KS)	5,828	221,925
	SK, Inc.	7,206	729,449
*	SKC Co. Ltd.	726	77,485
	SL Corp.	9,449	207,129

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SM Entertainment Co. Ltd.	1,282	$73,369
*	SMEC Co. Ltd.	13,150	33,740
	SNT Dynamics Co. Ltd.	6,419	102,227
	SNT Holdings Co. Ltd.	1,458	25,825
	SNT Motiv Co. Ltd.	7,390	126,464
*	SOCAR, Inc.	1,795	19,742
	S-Oil Corp.	9,458	395,649
*	Solborn, Inc.	2,404	6,799
	Solid, Inc.	16,970	92,860
*	SOLUM Co. Ltd.	14,309	184,870
	Solus Advanced Materials Co. Ltd.	10,671	73,164
	Songwon Industrial Co. Ltd.	4,658	39,655
	Soop Co. Ltd.	2,463	135,236
	Soosan Industries Co. Ltd.	3,328	48,920
	Soulbrain Co. Ltd.	1,445	166,304
	Soulbrain Holdings Co. Ltd.	1,690	39,971
	SPG Co. Ltd.	2,287	48,904
	ST Pharm Co. Ltd.	1,297	76,833
	STIC Investments, Inc.	7,407	42,547
	Straffic Co. Ltd.	6,177	17,652
*	Studio Dragon Corp.	4,615	118,849
*	STX Engine Co. Ltd.	2,023	31,305
*	Sugentech, Inc.	2,991	13,518
*	Sukgyung AT Co. Ltd.	291	9,550
	Sun Kwang Co. Ltd.	934	10,395
*	Sung Kwang Bend Co. Ltd.	5,699	112,728
*	Sungeel Hitech Co. Ltd.	1,079	29,427
	Sungshin Cement Co. Ltd.	4,045	21,671
	Sungwoo Hitech Co. Ltd.	21,774	76,360
	Sunjin Co. Ltd.	6,694	25,881
*	Sunny Electronics Corp.	7,540	11,232
*	Suprema, Inc.	1,957	33,008
*	SY Co. Ltd.	2,817	7,874
*	Synergy Innovation Co. Ltd.	13,058	25,642
*	Synopex, Inc.	25,668	103,051
*	Systems Technology, Inc.	3,911	55,605
	T&L Co. Ltd.	1,798	96,446
*	Taekwang Industrial Co. Ltd.	88	38,044
*	Taesung Co. Ltd.	2,875	59,544
*	Taewoong Co. Ltd.	5,596	46,846
	Taeyang Metal Industrial Co. Ltd.	2,443	4,872
*	Taihan Electric Wire Co. Ltd.	8,191	73,437
		Shares	Value»
SOUTH KOREA — (Continued)
	TCC Steel	1,417	$26,724
	TechWing, Inc.	1,921	58,944
*	Telcon RF Pharmaceutical, Inc.	1,511	4,751
	Telechips, Inc.	1,750	18,816
	TES Co. Ltd.	2,767	33,768
*	Theragen Etex Co. Ltd.	3,017	6,276
*	TK Chemical Corp.	18,495	19,031
	TK Corp.	3,223	49,026
	TKG Huchems Co. Ltd.	8,082	94,155
	TLB Co. Ltd.	1,294	11,896
	Tokai Carbon Korea Co. Ltd.	1,873	94,545
	Tongyang Life Insurance Co. Ltd.	22,503	71,568
	Tongyang, Inc.	32,625	15,727
*	Toptec Co. Ltd.	13,629	41,888
	Tovis Co. Ltd.	3,928	53,567
	TS Corp.	5,517	10,092
*	TSE Co. Ltd.	1,336	39,208
*	TSI Co. Ltd.	2,176	7,635
*	Tuksu Construction Co. Ltd.	1,248	5,770
*	Tway Air Co. Ltd.	38,921	104,243
	TYM Corp.	8,599	29,230
*	UBCare Co. Ltd.	1,821	4,263
	Ubiquoss Holdings, Inc.	2,215	15,723
	Ubiquoss, Inc.	4,740	24,997
	Ubivelox, Inc.	4,935	21,281
	Uju Electronics Co. Ltd.	1,489	21,443
*	Uni-Chem Co. Ltd.	8,568	8,031
	Unid Co. Ltd.	1,737	77,636
	Union Semiconductor Equipment & Materials Co. Ltd.	5,005	22,640
	Uniquest Corp.	1,908	8,136
	UniTest, Inc.	2,780	25,669
*	Unitrontech Co. Ltd.	9,773	36,733
	Value Added Technology Co. Ltd.	2,625	34,358
*	Viatron Technologies, Inc.	4,839	27,395
*††	Vidente Co. Ltd.	14,607	6,263
	Vieworks Co. Ltd.	1,948	28,348
*	Vina Tech Co. Ltd.	352	6,635
*	VIOL Co. Ltd.	11,777	65,976
	Vitzro Tech Co. Ltd.	4,793	24,815
*	Vitzrocell Co. Ltd.	4,747	80,951
*	VM, Inc.	2,186	11,072
*	VT Co. Ltd.	6,844	150,713
	Webcash Corp.	2,174	13,782
	Webzen, Inc.	6,177	58,549
*	Wemade Max Co. Ltd.	2,097	13,150

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Whanin Pharmaceutical Co. Ltd.	3,526	$28,566
*	Wins Co. Ltd.	3,156	24,729
*	Wireless Power Amplifier Module, Inc.	8,385	27,255
	WiSoL Co. Ltd.	7,448	27,344
	Won Tech Co. Ltd.	19,497	73,800
*	Wonik Holdings Co. Ltd.	18,829	36,299
*	WONIK IPS Co. Ltd.	5,075	77,916
	Wonik Materials Co. Ltd.	4,167	51,267
	Wonik QnC Corp.	5,858	74,567
	Woojin, Inc.	8,723	46,596
*	Woongjin Co. Ltd.	9,328	5,795
*	Wooree Bio Co. Ltd.	10,286	18,900
	Woori Financial Group, Inc. (316140 KS)	184,835	2,033,573
*	Woori Technology Investment Co. Ltd.	17,795	89,492
*	Woori Technology, Inc.	17,393	24,776
*	Woosu AMS Co. Ltd.	5,430	11,170
	Worldex Industry & Trading Co. Ltd.	4,605	52,403
*	Wysiwyg Studios Co. Ltd.	18,114	16,230
	Y G-1 Co. Ltd.	4,569	15,909
*	YC Corp.	2,627	20,029
	Yesco Holdings Co. Ltd.	746	25,969
*	Yest Co. Ltd.	3,463	30,715
*	YG Entertainment, Inc.	2,017	68,945
*	YG PLUS	4,386	12,045
*	YMT Co. Ltd.	3,261	22,280
	Youlchon Chemical Co. Ltd.	1,117	23,378
	Young Poong Corp.	97	27,829
	Young Poong Precision Corp.	2,708	22,009
	Youngone Corp.	6,789	204,213
	Youngone Holdings Co. Ltd.	2,863	160,639
	Yuanta Securities Korea Co. Ltd.	27,721	50,867
	Yuhan Corp.	1,345	119,143
*	Yungjin Pharmaceutical Co. Ltd.	10,300	14,276
*	Zeus Co. Ltd.	3,897	34,648
	Zinus, Inc.	3,761	55,254
TOTAL SOUTH KOREA			151,973,951
TAIWAN — (25.6%)
	104 Corp.	2,000	13,395
	91APP, Inc.	30,000	80,498
		Shares	Value»
TAIWAN — (Continued)
	Aaeon Technology, Inc.	8,398	$29,452
	ABC Taiwan Electronics Corp.	19,210	11,407
	Abico Avy Co. Ltd.	45,000	45,649
#	Ability Enterprise Co. Ltd.	54,000	94,863
	Ability Opto-Electronics Technology Co. Ltd.	7,000	42,383
	AcBel Polytech, Inc.	292,890	270,346
	Accton Technology Corp.	48,000	1,102,243
	Acer E-Enabling Service Business, Inc.	6,000	47,660
	Acer, Inc.	549,000	616,635
*	ACES Electronic Co. Ltd.	53,882	101,666
*	Acon Holding, Inc.	108,000	43,256
#	Acter Group Corp. Ltd.	41,000	564,270
	Action Electronics Co. Ltd.	70,000	36,479
	Actron Technology Corp.	20,902	99,754
#	ADATA Technology Co. Ltd.	123,953	286,702
	Adda Corp.	11,000	8,185
	Addcn Technology Co. Ltd.	12,634	70,724
*	Adimmune Corp.	107,000	72,596
	Adlink Technology, Inc.	27,000	61,549
	Advanced Ceramic X Corp.	15,000	72,453
	Advanced Energy Solution Holding Co. Ltd.	6,000	216,930
	Advanced International Multitech Co. Ltd.	51,000	116,122
#*	Advanced Optoelectronic Technology, Inc.	42,000	26,439
	Advanced Power Electronics Corp.	11,000	27,321
#	Advanced Wireless Semiconductor Co.	39,000	111,429
#	Advancetek Enterprise Co. Ltd.	127,000	316,505
	Advantech Co. Ltd.	49,498	566,680
*	AEON Motor Co. Ltd.	9,000	7,974
	Aero Win Technology Corp.	12,000	13,684
	Aerospace Industrial Development Corp.	79,000	109,460
	AGV Products Corp.	104,000	36,851
#	AIC, Inc.	9,028	93,862
	Air Asia Co. Ltd.	10,000	11,569

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airoha Technology Corp.	4,000	$81,069
	Airtac International Group	27,000	704,066
	Alchip Technologies Ltd.	17,000	1,581,505
	Alexander Marine Co. Ltd.	5,272	30,788
	All Ring Tech Co. Ltd.	12,000	154,075
	Allied Circuit Co. Ltd.	6,000	19,097
	Allied Supreme Corp.	20,000	175,457
	Allis Electric Co. Ltd.	51,252	150,738
	Allmind Holdings Corp.	16,000	34,377
	Alltek Technology Corp.	101,480	101,760
	Alltop Technology Co. Ltd.	18,000	143,560
	Alpha Networks, Inc.	72,000	75,853
#	Altek Corp.	109,962	122,311
	Amazing Microelectronic Corp.	27,564	69,158
	Ambassador Hotel	63,000	103,562
	AMPACS Corp.	27,000	33,895
	Ampak Technology, Inc.	16,000	65,469
	Ampire Co. Ltd.	18,000	17,358
	Ample Electronic Technology Co. Ltd.	7,000	22,087
	AMPOC Far-East Co. Ltd.	33,000	98,249
	AmTRAN Technology Co. Ltd.	242,024	131,509
*	Amulaire Thermal Technology, Inc.	24,000	21,666
	Anderson Industrial Corp.	50,000	20,876
	Anji Technology Co. Ltd.	27,299	32,785
#	Anpec Electronics Corp.	25,000	126,480
	Aopen, Inc.	11,000	15,420
	AP Memory Technology Corp.	7,000	63,918
#	Apac Opto Electronics, Inc.	24,000	71,559
	Apacer Technology, Inc.	37,000	50,295
	APAQ Technology Co. Ltd.	15,000	57,055
	APCB, Inc.	49,000	23,333
	Apex Biotechnology Corp.	25,000	23,509
	Apex Dynamics, Inc.	1,000	24,301
*	Apex International Co. Ltd.	73,681	75,981
		Shares	Value»
TAIWAN — (Continued)
	Apex Science & Engineering	54,060	$18,446
	ARBOR Technology Corp.	9,000	13,196
	Arcadyan Technology Corp.	61,000	329,815
#	Ardentec Corp.	247,000	515,814
	ARES International Corp.	12,000	18,450
#	Argosy Research, Inc.	28,000	122,909
#	Arizon RFID Technology Cayman Co. Ltd.	8,000	69,586
	ASE Technology Holding Co. Ltd.	304,000	1,577,914
	Asia Cement Corp.	439,000	546,563
	Asia Electronic Material Co. Ltd.	22,000	13,094
	Asia Optical Co., Inc.	68,000	321,888
	Asia Polymer Corp.	121,000	53,129
	Asia Tech Image, Inc.	20,000	67,112
	Asia Vital Components Co. Ltd.	33,331	561,183
	ASIX Electronics Corp.	16,000	48,870
	ASMedia Technology, Inc.	6,000	362,123
	ASolid Technology Co. Ltd.	9,000	13,691
	ASPEED Technology, Inc.	6,200	653,910
	ASROCK, Inc.	16,000	111,405
	Asustek Computer, Inc.	87,000	1,583,616
	ATE Energy International Co. Ltd.	33,000	27,699
	Aten International Co. Ltd.	24,000	54,696
	Auden Techno Corp.	10,358	33,179
	Audix Corp.	20,000	40,647
	AUO Corp. (2409 TT)	1,235,200	532,249
#	AURAS Technology Co. Ltd.	10,000	185,432
	Aurora Corp.	9,000	17,383
	Avalue Technology, Inc.	20,000	54,848
	AVer Information, Inc.	11,000	13,587
	Avermedia Technologies	38,000	55,260
	Axiomtek Co. Ltd.	24,893	96,153
	Azurewave Technologies, Inc.	31,000	51,843
	Bafang Yunji International Co. Ltd.	14,000	64,099

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co. Ltd.	243,754	$86,148
	Basso Industry Corp.	41,000	52,269
	BenQ Materials Corp.	73,000	66,085
	BES Engineering Corp.	501,000	158,566
	Billion Electric Co. Ltd.	13,000	11,431
	Bin Chuan Enterprise Co. Ltd.	29,000	48,893
	Bionime Corp.	5,000	10,119
#*	Biostar Microtech International Corp.	31,000	23,154
	Bioteque Corp.	15,000	56,139
	Bizlink Holding, Inc.	34,183	646,903
	Bon Fame Co. Ltd.	9,000	23,269
#*	Bonny Worldwide Ltd.	5,000	39,865
	Bora Pharmaceuticals Co. Ltd.	11,494	279,397
	Brave C&H Supply Co. Ltd.	8,000	22,885
	Bright Led Electronics Corp.	32,000	21,448
	Brightek Optoelectronic Co. Ltd.	19,000	27,701
	Brighten Optix Corp.	2,248	8,806
	Brighton-Best International Taiwan, Inc.	150,000	155,940
	Brillian Network & Automation Integrated System Co. Ltd.	6,777	44,604
#	Browave Corp.	20,000	100,481
	C Sun Manufacturing Ltd.	25,600	147,075
*	Calin Technology Co. Ltd.	33,000	33,820
	Calitech Co. Ltd.	10,000	21,238
*	Caliway Biopharmaceuticals Co. Ltd.	5,000	105,808
*	Cameo Communications, Inc.	98,000	31,814
	Capital Futures Corp.	39,000	68,873
	Capital Securities Corp.	660,000	516,768
*	Career Technology MFG. Co. Ltd.	211,889	95,392
#	Castles Technology Co. Ltd.	34,225	84,774
	Caswell, Inc.	15,000	51,837
	Catcher Technology Co. Ltd.	117,000	702,680
	Cathay Chemical Works	8,000	12,295
		Shares	Value»
TAIWAN — (Continued)
	Cathay Consolidated, Inc.	14,299	$46,001
	Cathay Financial Holding Co. Ltd.	761,358	1,535,110
	Cathay Real Estate Development Co. Ltd.	212,000	148,258
	Cayman Engley Industrial Co. Ltd.	13,000	13,636
	CCP Contact Probes Co. Ltd.	28,834	31,218
*	Celxpert Energy Corp.	31,821	35,842
	Cenra, Inc.	25,000	28,224
#	Center Laboratories, Inc.	199,773	245,621
	Central Reinsurance Co. Ltd.	133,105	103,241
#	Century Iron & Steel Industrial Co. Ltd.	74,000	359,510
	Chailease Holding Co. Ltd.	446,723	1,558,757
	Chain Chon Industrial Co. Ltd.	47,032	20,594
*	ChainQui Construction Development Co. Ltd.	49,000	23,358
	Chaintech Technology Corp.	13,000	13,868
*	Champion Building Materials Co. Ltd.	34,200	9,953
	Champion Microelectronic Corp.	20,000	35,533
	Chang Hwa Commercial Bank Ltd.	1,080,480	596,647
	Chang Wah Electromaterials, Inc.	117,000	154,870
	Chang Wah Technology Co. Ltd.	149,000	154,318
	Channel Well Technology Co. Ltd.	63,000	149,177
	Chant Sincere Co. Ltd.	19,000	40,930
	Charoen Pokphand Enterprise	66,800	188,805
	Chateau International Development Co. Ltd.	12,810	13,839
	CHC Healthcare Group	52,000	70,251
	CHC Resources Corp.	14,000	28,586
	Chen Full International Co. Ltd.	46,000	62,455

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	8,000	$63,085
	Cheng Loong Corp.	363,000	213,700
*	Cheng Mei Materials Technology Corp.	181,962	76,313
	Cheng Shin Rubber Industry Co. Ltd.	431,000	648,381
	Cheng Uei Precision Industry Co. Ltd.	154,000	318,039
#	Chenming Electronic Technology Corp.	37,000	155,876
	Chia Chang Co. Ltd.	44,000	53,787
	Chia Her Industrial Co. Ltd.	29,000	16,831
	Chia Hsin Cement Corp.	136,220	71,204
	Chicony Electronics Co. Ltd.	129,000	597,372
	Chicony Power Technology Co. Ltd.	67,000	256,538
	Chief Telecom, Inc.	9,300	124,930
	Chien Kuo Construction Co. Ltd.	39,200	32,861
	Chien Shing Harbour Service Co. Ltd.	22,000	30,534
*	Chien Shing Stainless Steel Co. Ltd.	58,000	19,073
	China Airlines Ltd.	963,000	756,722
	China Bills Finance Corp.	224,000	102,762
	China Container Terminal Corp.	41,000	38,303
	China Ecotek Corp.	8,000	14,671
#	China Electric Manufacturing Corp.	101,000	45,762
#	China General Plastics Corp.	138,000	52,630
	China Glaze Co. Ltd.	46,000	26,656
*	China Man-Made Fiber Corp.	460,000	104,648
	China Metal Products	106,000	97,003
#	China Motor Corp.	119,000	291,189
#*	China Petrochemical Development Corp.	1,413,490	319,819
#	China Steel Chemical Corp.	64,000	179,945
#	China Steel Corp.	1,447,000	885,548
	China Steel Structure Co. Ltd.	27,000	41,919
	China Wire & Cable Co. Ltd.	43,000	45,433
	Chinese Maritime Transport Ltd.	18,000	21,585
	Ching Feng Home Fashions Co. Ltd.	46,854	41,848
		Shares	Value»
TAIWAN — (Continued)
	Chin-Poon Industrial Co. Ltd.	144,000	$157,444
*	Chip Hope Co. Ltd.	9,000	16,112
	Chipbond Technology Corp.	242,000	469,816
	ChipMOS Technologies, Inc. (8150 TT)	282,000	269,893
	Chlitina Holding Ltd.	19,301	63,556
	Chong Hong Construction Co. Ltd.	84,000	213,807
	Chroma ATE, Inc.	39,000	439,190
	Chun YU Works & Co. Ltd.	23,750	18,150
	Chun Yuan Steel Industry Co. Ltd.	165,000	89,989
#	Chung Hung Steel Corp.	267,000	156,821
	Chung Hwa Chemical Industrial Works Ltd.	27,000	22,901
	Chung Hwa Food Industrial Co. Ltd.	7,000	18,330
*	Chung Hwa Pulp Corp.	150,000	74,317
	Chung Lien Co. Ltd.	9,000	11,466
	Chung Tai Resource Technology Corp.	21,000	48,762
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	126,000	589,884
	Chunghwa Precision Test Tech Co. Ltd.	5,000	120,628
	Chunghwa Telecom Co. Ltd. (2412 TT)	93,000	355,124
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	18,891	733,726
	Chyang Sheng Texing Co. Ltd.	5,000	3,782
	CKM Applied Materials Corp.	8,000	8,718
	Cleanaway Co. Ltd. (8422 TT)	31,000	169,284
	Clevo Co.	134,000	207,417
#	CMC Magnetics Corp.	360,800	106,638
	C-Media Electronics, Inc.	21,000	35,940
	Collins Co. Ltd.	38,000	19,594
	Compal Electronics, Inc.	794,000	875,729
	Compeq Manufacturing Co. Ltd.	312,000	651,954
	Complex Micro Interconnection Co. Ltd.	21,000	25,723

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compucase Enterprise	25,000	$61,219
#	Concord International Securities Co. Ltd.	89,900	38,895
	Concord Securities Co. Ltd.	238,350	102,640
	Continental Holdings Corp.	154,000	138,357
	Contrel Technology Co. Ltd.	46,000	66,851
	Coremax Corp.	36,555	60,370
	Coretronic Corp.	92,000	224,047
	Co-Tech Development Corp.	93,000	152,082
	Coxon Precise Industrial Co. Ltd.	38,000	19,644
	Creative Sensor, Inc.	17,000	24,860
	Cryomax Cooling System Corp.	20,581	22,156
*	CSBC Corp. Taiwan	194,000	88,834
	CTBC Financial Holding Co. Ltd.	2,248,000	2,675,760
	CTCI Advanced Systems, Inc.	3,000	15,388
	CTCI Corp.	224,000	269,552
	CTI Traffic Industries Co. Ltd.	4,000	14,183
	CviLux Corp.	30,000	44,536
	Cyberlink Corp.	21,000	61,641
	CyberPower Systems, Inc.	18,600	195,945
*	CyberTAN Technology, Inc.	103,000	94,203
	Cystech Electronics Corp.	8,000	22,153
	DA CIN Construction Co. Ltd.	79,200	132,840
	Dah San Electric Wire & Cable Co. Ltd.	27,456	49,005
#	Da-Li Development Co. Ltd.	104,885	134,035
	Darfon Electronics Corp.	75,000	99,216
#	Darwin Precisions Corp.	154,000	58,788
	Davicom Semiconductor, Inc.	13,000	11,023
	Daxin Materials Corp.	17,000	114,770
	De Licacy Industrial Co. Ltd.	88,240	46,177
	Delpha Construction Co. Ltd.	87,000	103,988
	Delta Electronics, Inc.	179,000	2,332,376
#	Depo Auto Parts Ind Co. Ltd.	40,000	259,863
	Desiccant Technology Corp.	6,000	28,646
	DFI, Inc.	10,000	21,561
		Shares	Value»
TAIWAN — (Continued)
	Dimerco Data System Corp.	15,600	$58,015
	Dimerco Express Corp.	49,052	120,447
	DingZing Advanced Materials, Inc.	5,000	23,253
	D-Link Corp.	207,000	146,261
	Donpon Precision, Inc.	26,000	25,911
	Dr. Wu Skincare Co. Ltd.	5,000	22,695
	Draytek Corp.	16,000	18,043
	Drewloong Precision, Inc.	8,357	38,519
*	Dyaco International, Inc.	42,286	40,358
#	Dynamic Holding Co. Ltd.	111,000	193,345
	Dynamic Medical Technologies, Inc.	4,400	12,147
	Dynapack International Technology Corp.	46,000	285,394
	E Ink Holdings, Inc.	40,000	335,742
	E.Sun Financial Holding Co. Ltd.	1,778,895	1,500,184
	Eastech Holding Ltd.	18,000	70,610
*	Eastern Media International Corp.	107,680	55,246
	Eclat Textile Co. Ltd.	39,000	621,347
	eCloudvalley Digital Technology Co. Ltd.	14,000	48,997
	ECOVE Environment Corp.	15,000	131,518
*	Edimax Technology Co. Ltd.	46,000	39,644
	Edison Opto Corp.	50,084	36,393
	Edom Technology Co. Ltd.	55,000	47,512
*	EirGenix, Inc.	26,000	63,643
	Elan Microelectronics Corp.	113,000	508,580
	E-Lead Electronic Co. Ltd.	37,202	65,799
	E-LIFE MALL Corp.	23,000	55,176
*	Elite Advanced Laser Corp.	20,000	199,796
#	Elite Material Co. Ltd.	75,000	1,376,698
	Elite Semiconductor Microelectronics Technology, Inc.	108,000	196,997
	Elitegroup Computer Systems Co. Ltd.	120,000	80,719
	eMemory Technology, Inc.	10,000	986,996
	Emerging Display Technologies Corp.	35,000	28,447
	ENE Technology, Inc.	7,000	9,146
	Ennoconn Corp.	34,272	295,179

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ennostar, Inc.	244,000	$343,949
*	Epileds Technologies, Inc.	30,000	27,780
*	Episil Technologies, Inc.	52,000	69,866
	Episil-Precision, Inc.	37,086	48,307
	Eris Technology Corp.	6,633	41,134
	Eson Precision Ind Co. Ltd.	45,000	79,394
	Eternal Materials Co. Ltd.	372,950	319,739
	Eurocharm Holdings Co. Ltd.	13,000	79,574
	Eva Airways Corp.	696,000	1,003,500
	Ever Supreme Bio Technology Co. Ltd.	13,200	71,781
*	Everest Textile Co. Ltd.	157,000	34,047
	Evergreen Aviation Technologies Corp.	60,000	189,522
	Evergreen International Storage & Transport Corp.	191,000	174,551
	Evergreen Marine Corp. Taiwan Ltd.	206,400	1,280,267
#	EVERGREEN Steel Corp.	75,000	200,908
#	Everlight Chemical Industrial Corp.	168,000	108,144
	Everlight Electronics Co. Ltd.	138,000	344,797
*	Everspring Industry Co. Ltd.	28,000	9,954
	Evertop Wire Cable Corp.	36,000	19,943
	Excel Cell Electronic Co. Ltd.	19,000	12,352
#	Excellence Opto, Inc.	66,000	50,826
	Excelsior Medical Co. Ltd.	41,637	109,379
	EZconn Corp.	8,000	150,120
	Far Eastern Department Stores Ltd.	362,000	243,353
	Far Eastern International Bank	756,163	309,390
	Far Eastern New Century Corp.	550,000	520,969
	Far EasTone Telecommunications Co. Ltd.	381,797	1,023,752
	Faraday Technology Corp.	45,081	298,708
	Farglory F T Z Investment Holding Co. Ltd.	50,757	65,176
		Shares	Value»
TAIWAN — (Continued)
#	Farglory Land Development Co. Ltd.	89,000	$201,800
	FDC International Hotels Corp.	2,000	3,848
	Feature Integration Technology, Inc.	10,000	20,216
*	Federal Corp.	96,000	53,231
	Feedback Technology Corp.	14,040	51,649
	Feng Hsin Steel Co. Ltd.	163,000	330,477
	Feng TAY Enterprise Co. Ltd.	148,880	591,995
	FIC Global, Inc.	12,000	13,673
*	FineMat Applied Materials Co. Ltd.	19,000	20,047
	FineTek Co. Ltd.	10,200	56,697
	Firich Enterprises Co. Ltd.	93,000	86,974
*	First Copper Technology Co. Ltd.	86,000	96,832
	First Financial Holding Co. Ltd.	1,351,877	1,140,780
	First Hi-Tec Enterprise Co. Ltd.	18,000	58,766
	First Hotel	65,000	29,360
	First Insurance Co. Ltd.	103,000	79,194
*	First Steamship Co. Ltd.	312,000	67,042
	FIT Holding Co. Ltd.	69,000	123,604
	Fitipower Integrated Technology, Inc.	44,150	301,338
	FLEXium Interconnect, Inc.	142,000	275,442
	Flytech Technology Co. Ltd.	36,000	101,694
	FocalTech Systems Co. Ltd.	68,000	156,943
	Forcecon Tech Co. Ltd.	25,454	105,304
*	Forest Water Environment Engineering Co. Ltd.	17,544	20,026
	Formosa Advanced Technologies Co. Ltd.	58,000	50,688
	Formosa Chemicals & Fibre Corp.	535,000	455,683
*	Formosa Electronic Industries, Inc.	20,000	20,702
	Formosa International Hotels Corp.	29,000	173,367
	Formosa Laboratories, Inc.	45,000	99,273

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Oilseed Processing Co. Ltd.	14,500	$20,195
	Formosa Optical Technology Co. Ltd.	8,000	27,007
	Formosa Petrochemical Corp.	149,000	163,871
	Formosa Plastics Corp.	469,000	515,239
	Formosa Sumco Technology Corp.	13,000	35,560
#	Formosa Taffeta Co. Ltd.	359,000	206,162
	Formosan Rubber Group, Inc.	61,700	48,629
	Formosan Union Chemical	126,000	78,236
	Fortune Electric Co. Ltd.	30,000	507,507
*	Forward Electronics Co. Ltd.	21,000	19,527
	Fositek Corp.	8,000	170,689
	Founding Construction & Development Co. Ltd.	67,000	39,835
	Foxconn Technology Co. Ltd.	175,000	414,606
	Foxsemicon Integrated Technology, Inc.	31,000	286,383
#	Franbo Lines Corp.	79,663	43,079
	Froch Enterprise Co. Ltd.	98,000	49,047
#	FSP Technology, Inc.	51,000	100,922
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	13,297
	Fu Hua Innovation Co. Ltd.	89,365	86,969
	Fubon Financial Holding Co. Ltd.	654,627	1,833,732
#	Fulgent Sun International Holding Co. Ltd.	89,443	380,790
*	Full Wang International Development Co. Ltd.	14,000	17,370
	Fullerton Technology Co. Ltd.	41,000	28,843
#*	Fulltech Fiber Glass Corp.	121,745	108,069
	Fusheng Precision Co. Ltd.	37,000	368,341
	Fwusow Industry Co. Ltd.	100,045	43,590
	G Shank Enterprise Co. Ltd.	36,416	93,194
		Shares	Value»
TAIWAN — (Continued)
	Gallant Micro Machining Co. Ltd.	1,000	$16,559
#	Gamania Digital Entertainment Co. Ltd.	41,000	94,702
*	GCS Holdings, Inc.	9,000	38,308
	GEM Services, Inc.	27,000	57,531
#	Gemtek Technology Corp.	158,000	155,764
*	General Interface Solution Holding Ltd.	111,000	175,552
	General Plastic Industrial Co. Ltd.	30,000	31,228
	Generalplus Technology, Inc.	28,000	44,428
	Genesys Logic, Inc.	23,000	120,339
	Genius Electronic Optical Co. Ltd.	47,000	636,101
	Genovate Biotechnology Co. Ltd.	15,450	11,252
	GeoVision, Inc.	12,460	21,155
	Getac Holdings Corp.	80,000	287,932
	GFC Ltd.	23,000	72,291
	Giant Manufacturing Co. Ltd.	70,015	309,504
	Giantplus Technology Co. Ltd.	114,000	47,712
	Gigabyte Technology Co. Ltd.	107,000	809,023
*	Gigasolar Materials Corp.	20,474	43,763
*	Gigastorage Corp.	108,000	44,580
	Ginar Technology Co. Ltd.	17,000	19,585
	Global Brands Manufacture Ltd.	138,000	275,629
	Global Lighting Technologies, Inc.	27,000	45,954
	Global Mixed Mode Technology, Inc.	24,000	164,405
	Global PMX Co. Ltd.	32,000	100,222
	Global Unichip Corp.	19,000	753,364
	Global View Co. Ltd.	15,000	22,469
	Globaltek Fabrication Co. Ltd.	12,000	25,689
#	Globalwafers Co. Ltd.	73,000	752,319
	Globe Union Industrial Corp.	97,566	41,321
#	Gloria Material Technology Corp.	180,000	264,767
*	GlycoNex, Inc.	14,000	10,129
	GMI Technology, Inc.	20,452	31,644
	Gold Circuit Electronics Ltd.	106,800	701,850

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Golden Long Teng Development Co. Ltd.	35,000	$28,635
	Goldsun Building Materials Co. Ltd.	260,000	349,827
	Good Finance Securities Co. Ltd.	19,000	13,649
	Good Will Instrument Co. Ltd.	31,000	40,675
	Gordon Auto Body Parts	47,000	53,286
	Gourmet Master Co. Ltd.	53,000	166,931
	Grand Fortune Securities Co. Ltd.	139,990	52,963
#*	Grand Pacific Petrochemical	400,433	137,509
	Grand Process Technology Corp.	3,000	132,230
	GrandTech CG Systems, Inc.	12,437	20,785
	Grape King Bio Ltd.	64,000	283,829
	Great China Metal Industry	51,000	35,872
	Great Taipei Gas Co. Ltd.	70,000	64,763
	Great Tree Pharmacy Co. Ltd.	41,164	186,708
	Great Wall Enterprise Co. Ltd.	266,100	416,915
	Greatek Electronics, Inc.	148,000	276,730
	Green World FinTech Service Co. Ltd.	32,000	61,590
	Group Up Industrial Co. Ltd.	14,000	94,736
	GTM Holdings Corp.	25,000	26,183
	Gudeng Precision Industrial Co. Ltd.	27,246	388,896
*	Hai Kwang Enterprise Corp.	46,050	23,199
	Hannstar Board Corp.	122,840	194,357
*	HannStar Display Corp.	860,000	209,605
*	HannsTouch Holdings Co.	227,000	57,584
	Hanpin Electron Co. Ltd.	20,000	34,256
	Harvatek Corp.	61,000	39,304
	Heran Co. Ltd.	16,000	50,026
	Hey Song Corp.	89,000	111,134
	Hi-Clearance, Inc.	7,518	32,582
	Highlight Tech Corp.	27,000	40,579
	Highwealth Construction Corp.	194,636	251,277
	Hi-Lai Foods Co. Ltd.	6,000	27,817
		Shares	Value»
TAIWAN — (Continued)
	HIM International Music, Inc.	15,000	$52,974
	Hiroca Holdings Ltd.	21,000	17,654
	Hitron Technology, Inc.	41,000	35,431
#	Hiwin Technologies Corp.	42,701	378,182
#	Hiyes International Co. Ltd.	20,759	110,788
	Ho Tung Chemical Corp.	278,000	68,137
	Hocheng Corp.	102,960	50,921
#	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	38,125
	Holiday Entertainment Co. Ltd.	18,950	44,716
	Holtek Semiconductor, Inc.	10,000	14,749
#	Holy Stone Enterprise Co. Ltd.	40,550	107,161
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	956,000	5,104,689
	Honey Hope Honesty Enterprise Co. Ltd.	18,000	17,038
	Hong Ho Precision Textile Co. Ltd.	36,000	42,155
	Hong Pu Real Estate Development Co. Ltd.	74,000	70,325
	Hong TAI Electric Industrial	93,000	87,408
	Hong YI Fiber Industry Co.	13,000	5,834
	Horizon Securities Co. Ltd.	114,240	37,333
#	Hota Industrial Manufacturing Co. Ltd.	99,000	178,318
#	Hotai Finance Co. Ltd.	107,480	261,980
	Hotai Motor Co. Ltd.	42,100	772,144
*	Hotron Precision Electronic Industrial Co. Ltd.	18,919	15,520
#	Hsin Ba Ba Corp.	13,269	44,049
	Hsin Kuang Steel Co. Ltd.	102,000	146,220
	Hsin Yung Chien Co. Ltd.	6,000	16,543
	Hsing TA Cement Co.	41,000	21,721
#*	HTC Corp.	247,000	439,807
#	Hu Lane Associate, Inc.	27,675	151,697
	HUA ENG Wire & Cable Co. Ltd.	119,000	91,931
	Hua Jung Components Co. Ltd.	30,000	14,482

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	1,780,347	$1,514,520
	Hua Yu Lien Development Co. Ltd.	43,000	153,511
	Huaku Development Co. Ltd.	107,000	360,627
	Huang Hsiang Construction Corp.	46,000	87,808
	Huikwang Corp.	14,000	12,541
	Hung Ching Development & Construction Co. Ltd.	49,000	53,255
	Hung Sheng Construction Ltd.	153,000	110,347
	Huxen Corp.	7,000	10,653
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	42,878
	Hwacom Systems, Inc.	32,000	19,882
#	Hwang Chang General Contractor Co. Ltd.	68,420	162,707
	Ibase Technology, Inc.	32,000	64,932
	IBF Financial Holdings Co. Ltd.	1,024,549	450,189
	Ichia Technologies, Inc.	67,000	74,183
#	I-Chiun Precision Industry Co. Ltd.	61,864	193,019
*	Ideal Bike Corp.	29,000	7,159
	IEI Integration Corp.	57,000	132,752
	IKKA Holdings Cayman Ltd.	6,000	23,593
#*	In Win Development, Inc.	9,000	22,932
	Inergy Technology, Inc.	5,000	13,327
	Infortrend Technology, Inc.	72,000	67,415
	Info-Tek Corp.	21,000	25,757
#	Ingentec Corp.	5,250	28,632
	Innodisk Corp.	32,172	199,196
	Innolux Corp.	1,438,587	609,389
	Inpaq Technology Co. Ltd.	40,205	96,988
	Insyde Software Corp.	8,000	96,453
	Intai Technology Corp.	11,000	37,919
	Integrated Service Technology, Inc.	24,000	96,908
*	IntelliEPI, Inc.	14,000	41,442
	Interactive Digital Technologies, Inc.	13,000	32,895
*	International CSRC Investment Holdings Co.	306,000	118,125
		Shares	Value»
TAIWAN — (Continued)
	International Games System Co. Ltd.	36,000	$1,028,541
#	Inventec Corp.	390,000	574,904
#	Iron Force Industrial Co. Ltd.	20,742	58,764
	I-Sheng Electric Wire & Cable Co. Ltd.	36,000	56,083
	ITE Technology, Inc.	55,000	235,482
	ITEQ Corp.	62,000	137,100
	Jarllytec Co. Ltd.	9,000	44,664
	Jean Co. Ltd.	69,313	52,409
	Jentech Precision Industrial Co. Ltd.	8,299	343,462
	Jetway Information Co. Ltd.	12,750	16,686
	Jetwell Computer Co. Ltd.	9,000	43,012
	Jia Wei Lifestyle, Inc.	18,000	38,017
	Jih Lin Technology Co. Ltd.	14,000	21,210
*	Ji-Haw Industrial Co. Ltd.	17,000	9,527
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	46,278
#	Jinan Acetate Chemical Co. Ltd.	17,888	455,093
	Johnson Chemical Pharmaceutical Works Corp.	16,000	34,579
	Johnson Health Tech Co. Ltd.	13,000	74,348
	Joinsoon Electronics Manufacturing Co. Ltd.	34,813	17,738
#	JPC connectivity, Inc.	31,000	125,522
	JPP Holding Co. Ltd.	18,000	95,416
#	JSL Construction & Development Co. Ltd.	32,433	89,674
	K Laser Technology, Inc.	47,000	27,663
	Kaimei Electronic Corp.	40,400	83,465
	Kao Fong Machinery Co. Ltd.	24,000	29,662
	Kaori Heat Treatment Co. Ltd.	12,000	105,890
	Kedge Construction Co. Ltd.	19,913	42,381
	Keding Enterprises Co. Ltd.	10,000	39,460
	KEE TAI Properties Co. Ltd.	130,935	55,659
	Kenda Rubber Industrial Co. Ltd.	311,051	250,894
	Kent Industrial Co. Ltd.	12,000	9,700

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kerry TJ Logistics Co. Ltd.	82,000	$96,750
*	Key Ware Electronics Co. Ltd.	54,000	16,994
	Keystone Microtech Corp.	10,000	144,898
	KGI Financial Holding Co. Ltd.	1,923,000	1,005,240
	KHGEARS International Ltd.	10,000	63,265
	Kindom Development Co. Ltd.	154,000	237,932
	King Chou Marine Technology Co. Ltd.	18,000	22,852
	King Polytechnic Engineering Co. Ltd.	17,400	26,978
	King Slide Works Co. Ltd.	6,000	271,780
	King Yuan Electronics Co. Ltd.	339,000	1,134,432
	King's Town Bank Co. Ltd.	341,000	529,505
*	King's Town Construction Co. Ltd.	18,000	33,323
	Kinik Co.	28,000	253,899
	Kinko Optical Co. Ltd.	54,000	43,394
#	Kinpo Electronics	367,000	274,881
	Kinsus Interconnect Technology Corp.	138,000	401,968
	KMC Kuei Meng International, Inc.	18,000	69,327
	KNH Enterprise Co. Ltd.	40,000	23,961
	Ko Ja Cayman Co. Ltd.	18,000	23,162
	KS Terminals, Inc.	45,000	99,797
	Kuang Hong Arts Management, Inc.	9,000	24,257
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	16,114
	Kung Long Batteries Industrial Co. Ltd.	25,000	115,181
*	Kung Sing Engineering Corp.	139,000	43,415
	Kuo Toong International Co. Ltd.	73,000	118,117
	Kuo Yang Construction Co. Ltd.	86,000	53,866
	Kwong Lung Enterprise Co. Ltd.	34,000	60,460
	L&K Engineering Co. Ltd.	69,166	514,742
		Shares	Value»
TAIWAN — (Continued)
	La Kaffa International Co. Ltd.	10,000	$28,886
	Lang, Inc.	17,000	23,311
	Lanner Electronics, Inc.	40,380	117,973
	Largan Precision Co. Ltd. (3008 TT)	12,000	991,635
#	Laser Tek Taiwan Co. Ltd.	25,300	42,869
	Laster Tech Corp. Ltd.	37,000	36,465
*	Leader Electronics, Inc.	74,000	31,934
*	Lealea Enterprise Co. Ltd.	212,600	54,765
	Leatec Fine Ceramics Co. Ltd.	18,000	13,930
	LEE CHI Enterprises Co. Ltd.	66,000	26,261
	Lelon Electronics Corp.	41,000	126,150
	Lemtech Holdings Co. Ltd.	16,000	69,116
	Leo Systems, Inc.	20,000	18,192
*	Leofoo Development Co. Ltd.	59,000	33,402
*	Li Peng Enterprise Co. Ltd.	180,000	38,885
	Lian HWA Food Corp.	42,824	190,897
	Lida Holdings Ltd.	20,000	14,019
	Lien Hwa Industrial Holdings Corp.	171,781	258,234
	Lingsen Precision Industries Ltd.	119,000	62,368
	Lintes Technology Co. Ltd.	5,000	22,884
	Lion Travel Service Co. Ltd.	19,000	74,306
	Lite-On Technology Corp.	281,000	919,642
	Liton Technology Corp.	29,000	38,515
*	Long Bon International Co. Ltd.	23,000	13,244
	Long Da Construction & Development Corp.	77,000	75,826
*	Longchen Paper & Packaging Co. Ltd.	351,515	119,209
	Longwell Co.	48,000	112,649
	Loop Telecommunication International, Inc.	21,000	43,337
	Lotes Co. Ltd.	11,207	631,433
	Lotus Pharmaceutical Co. Ltd.	29,000	226,135
	Loyalty Founder Enterprise Co. Ltd.	20,000	23,163

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lucky Cement Corp.	107,000	$47,048
	Lumax International Corp. Ltd.	34,600	113,169
*	Lung Yen Life Service Corp.	57,000	91,696
	Lungteh Shipbuilding Co. Ltd.	26,050	85,193
	Luxe Green Energy Technology Co. Ltd.	21,630	14,869
#	LuxNet Corp.	12,617	91,920
	M3 Technology, Inc.	6,000	19,305
#	M31 Technology Corp.	3,840	73,528
	Macauto Industrial Co. Ltd.	19,000	32,673
	Macnica Galaxy, Inc.	6,000	13,266
	Macroblock, Inc.	10,000	22,722
#	Macronix International Co. Ltd.	754,000	437,969
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	11,438
*	Magnate Technology Co. Ltd.	22,000	23,596
	Makalot Industrial Co. Ltd.	73,780	781,020
	Man Zai Industrial Co. Ltd.	14,700	16,902
	Marketech International Corp.	35,000	157,814
	Materials Analysis Technology, Inc.	24,622	182,538
	Maxigen Biotech, Inc.	13,650	20,856
	Mayer Steel Pipe Corp.	72,000	60,788
	Mechema Chemicals International Corp.	22,000	41,493
*	Medeon Biodesign, Inc.	11,339	12,951
	MediaTek, Inc.	140,000	6,062,984
	Mega Financial Holding Co. Ltd.	946,835	1,113,444
*	Megaforce Co. Ltd.	16,000	18,893
	Meiloon Industrial Co.	46,800	36,668
	Mercuries & Associates Holding Ltd.	184,396	90,253
	Mercuries Data Systems Ltd.	15,000	11,493
*	Mercuries Life Insurance Co. Ltd.	1,211,121	239,339
	Merida Industry Co. Ltd.	88,000	418,128
	Merry Electronics Co. Ltd.	94,101	300,469
	METAAGE Corp.	25,000	42,695
*	Microbio Co. Ltd.	155,399	149,147
	Micro-Star International Co. Ltd.	144,000	788,162
		Shares	Value»
TAIWAN — (Continued)
	Mildef Crete, Inc.	20,000	$50,255
	MIN AIK Technology Co. Ltd.	62,000	43,081
	Mitac Holdings Corp.	173,000	377,931
*	Mobiletron Electronics Co. Ltd.	11,000	13,192
#	momo.com, Inc.	17,750	190,694
*	MOSA Industrial Corp.	57,969	38,099
*	Mosel Vitelic, Inc.	18,000	16,569
	Motech Industries, Inc.	99,000	61,785
	MPI Corp.	9,000	234,184
#	MSSCORPS Co. Ltd.	20,523	103,587
	Munsin Garment Corp.	8,000	12,516
*	My Humble House Hospitality Management Consulting	13,000	21,238
	Nak Sealing Technologies Corp.	23,000	79,798
	Namchow Holdings Co. Ltd.	81,000	122,988
	Nan Juen International Co. Ltd.	7,000	30,985
*	Nan Kang Rubber Tire Co. Ltd.	167,000	229,175
	Nan Liu Enterprise Co. Ltd.	10,000	19,943
	Nan Pao Resins Chemical Co. Ltd.	23,000	225,373
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	15,381
	Nan Ya Plastics Corp.	614,000	600,283
	Nan Ya Printed Circuit Board Corp.	51,000	209,040
	Nang Kuang Pharmaceutical Co. Ltd.	26,000	32,960
	Nantex Industry Co. Ltd.	94,000	95,347
#*	Nanya Technology Corp.	222,000	199,604
	National Aerospace Fasteners Corp.	7,000	20,539
	National Petroleum Co. Ltd.	21,000	40,652
	Netronix, Inc.	18,000	68,148
*	New Asia Construction & Development Corp.	50,000	26,047
	New Best Wire Industrial Co. Ltd.	8,000	7,259
*	Newmax Technology Co. Ltd.	24,000	18,198
	Nexcom International Co. Ltd.	36,000	59,398

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nextronics Engineering Corp.	11,000	$34,721
	Nichidenbo Corp.	67,000	135,777
	Nidec Chaun-Choung Technology Corp.	4,000	21,598
	Nien Hsing Textile Co. Ltd.	35,000	20,635
	Nien Made Enterprise Co. Ltd.	47,000	616,983
	Niko Semiconductor Co. Ltd.	17,191	23,839
	Nishoku Technology, Inc.	18,000	79,519
#	North-Star International Co. Ltd.	54,000	95,545
	Nova Technology Corp.	13,000	101,459
#	Novatek Microelectronics Corp.	147,000	2,310,115
#	Nuvoton Technology Corp.	74,000	204,227
	O-Bank Co. Ltd.	438,000	132,189
	Ocean Plastics Co. Ltd.	60,000	65,030
	OK Biotech Co. Ltd.	46,571	28,442
	Onano Industrial Corp.	17,000	15,617
*	Oneness Biotech Co. Ltd.	15,005	35,931
	Optimax Technology Corp.	41,946	41,921
	Orient Semiconductor Electronics Ltd.	178,000	178,740
	Oriental Union Chemical Corp.	250,000	112,434
	O-TA Precision Industry Co. Ltd.	22,000	47,129
	Pacific Construction Co.	101,000	34,528
	Pacific Hospital Supply Co. Ltd.	16,000	46,068
*	Paiho Shih Holdings Corp.	73,628	57,440
	Pan Asia Chemical Corp.	51,519	21,389
	Pan German Universal Motors Ltd.	9,000	81,241
	Pan Jit International, Inc.	121,000	175,280
	Pan-International Industrial Corp.	170,000	208,098
	Panion & BF Biotech, Inc.	21,000	52,407
	Parade Technologies Ltd.	13,000	275,237
#	Parpro Corp.	37,000	37,250
*	PChome Online, Inc.	63,268	81,477
		Shares	Value»
TAIWAN — (Continued)
	PCL Technologies, Inc.	20,281	$89,933
	P-Duke Technology Co. Ltd.	16,000	45,054
	Pegatron Corp.	245,000	712,846
#	Pegavision Corp.	12,514	140,076
	PharmaEngine, Inc.	33,000	96,635
*	PharmaEssentia Corp.	7,219	150,223
*	Phihong Technology Co. Ltd.	139,000	149,180
	Phison Electronics Corp.	24,000	341,503
	Phoenix Silicon International Corp.	54,272	198,895
	Phoenix Tours International, Inc.	18,300	38,149
*	Phytohealth Corp.	53,000	26,315
	Pixart Imaging, Inc.	57,000	415,341
	Planet Technology Corp.	8,000	36,611
	Plastron Precision Co. Ltd.	27,000	12,076
	Podak Co. Ltd.	18,000	27,228
	Polytronics Technology Corp.	14,000	23,896
	Posiflex Technology, Inc.	14,000	141,421
	Pou Chen Corp.	420,000	465,792
	Power Wind Health Industry, Inc.	16,000	55,256
*	Powerchip Semiconductor Manufacturing Corp.	601,000	362,304
	Powertech Technology, Inc.	209,000	725,430
	Poya International Co. Ltd.	18,312	270,635
	President Chain Store Corp.	137,000	1,081,068
	President Securities Corp.	337,000	266,755
	Primax Electronics Ltd.	173,000	428,443
*	Prime Electronics & Satellitics, Inc.	35,000	12,523
#	Prince Housing & Development Corp.	383,000	118,014
	Princeton Technology Corp.	40,000	18,803
	Pro Hawk Corp.	2,000	9,840
	Progate Group Corp.	3,132	14,964
#	Promate Electronic Co. Ltd.	82,000	192,848
	Prosperity Dielectrics Co. Ltd.	38,000	47,111
	PSS Co. Ltd.	9,000	32,970
	Qisda Corp.	247,000	260,603

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	QST International Corp.	26,581	$49,117
	Qualipoly Chemical Corp.	25,000	37,306
	Quang Viet Enterprise Co. Ltd.	16,000	47,993
	Quanta Computer, Inc.	209,000	1,656,980
	Quanta Storage, Inc.	80,000	243,876
	Quaser Machine Tools, Inc.	10,000	24,872
*	Quintain Steel Co. Ltd.	91,514	30,402
	Radiant Opto-Electronics Corp.	89,000	541,226
	Radium Life Tech Co. Ltd.	236,417	75,310
	Rafael Microelectronics, Inc.	2,000	9,345
#	Raydium Semiconductor Corp.	24,000	281,379
*	RDC Semiconductor Co. Ltd.	12,000	71,132
	Realtek Semiconductor Corp.	65,000	1,070,607
#	Rechi Precision Co. Ltd.	141,000	115,436
#	Rexon Industrial Corp. Ltd.	37,000	35,197
	Rich Development Co. Ltd.	181,280	53,505
*	Right WAY Industrial Co. Ltd.	19,000	7,077
*	RiTdisplay Corp.	18,000	22,285
*	Ritek Corp.	225,000	91,271
	Rodex Fasteners Corp.	12,000	13,446
	Roundtop Machinery Industries Co. Ltd.	20,000	18,879
	Ruby Tech Corp.	9,270	13,661
	Ruentex Development Co. Ltd.	297,400	379,303
	Ruentex Engineering & Construction Co.	30,200	140,081
	Ruentex Industries Ltd.	118,619	248,437
	Run Long Construction Co. Ltd.	168,800	183,061
	Sakura Development Co. Ltd.	122,914	198,799
	Sampo Corp.	105,000	89,652
	San Fang Chemical Industry Co. Ltd.	76,000	87,549
	San Far Property Ltd.	50,000	31,630
	San Fu Chemical Co. Ltd.	12,000	44,685
		Shares	Value»
TAIWAN — (Continued)
	San Lien Technology Corp. Ltd.	8,400	$19,036
	San Shing Fastech Corp.	22,000	36,736
	Sanitar Co. Ltd.	17,000	21,972
	Sanyang Motor Co. Ltd.	202,000	431,151
	Savior Lifetec Corp.	104,000	63,520
	SCI Pharmtech, Inc.	22,714	59,376
	Scientech Corp.	14,000	155,857
	ScinoPharm Taiwan Ltd.	103,000	70,015
	SciVision Biotech, Inc.	25,000	92,219
	SDI Corp.	49,000	136,432
	Sea & Land Integrated Corp.	16,000	11,955
	Sea Sonic Electronics Co. Ltd.	10,000	21,005
	Securitag Assembly Group Co. Ltd.	4,000	12,288
	Senao International Co. Ltd.	31,000	30,825
	Senao Networks, Inc.	10,467	57,431
	Sensortek Technology Corp.	12,000	84,779
#	Sercomm Corp.	105,000	397,525
	Sesoda Corp.	87,000	98,792
	Shanghai Commercial & Savings Bank Ltd.	712,881	915,665
	Sharehope Medicine Co. Ltd.	34,369	29,500
	Sheh Fung Screws Co. Ltd.	13,000	20,189
	Sheng Yu Steel Co. Ltd.	37,000	27,211
	ShenMao Technology, Inc.	42,000	83,697
	Shieh Yih Machinery Industry Co. Ltd.	43,000	42,223
	Shih Her Technologies, Inc.	21,000	88,058
*	Shih Wei Navigation Co. Ltd.	159,201	76,999
	Shihlin Electric & Engineering Corp.	35,000	196,991
*	Shihlin Paper Corp.	17,000	26,269
*	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	15,030
	Shin Hsiung Natural Gas Co. Ltd.	6,480	9,072
*	Shin Kong Financial Holding Co. Ltd.	1,541,934	574,193
	Shin Ruenn Development Co. Ltd.	37,899	67,219

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Zu Shing Co. Ltd.	52,086	$331,989
	Shinfox Energy Co. Ltd.	19,000	65,477
*	Shining Building Business Co. Ltd.	145,000	45,920
	Shinkong Insurance Co. Ltd.	86,000	271,767
	Shinkong Synthetic Fibers Corp.	451,000	206,705
	Shinkong Textile Co. Ltd.	36,000	47,044
	Shiny Brands Group Co. Ltd.	11,000	49,344
	Shiny Chemical Industrial Co. Ltd.	42,500	199,455
	Shuttle, Inc.	88,000	51,192
	Sigurd Microelectronics Corp.	171,000	362,332
	Silergy Corp.	48,000	557,761
	Silicon Integrated Systems Corp.	113,785	211,026
	Silicon Power Computer & Communications, Inc.	19,000	18,032
	Simplo Technology Co. Ltd.	34,000	412,750
	Sinbon Electronics Co. Ltd.	47,000	373,843
	Sincere Navigation Corp.	131,000	97,531
	Singatron Enterprise Co. Ltd.	28,000	23,343
	Sinher Technology, Inc.	9,000	8,810
	Sinmag Equipment Corp.	12,000	56,191
*	Sino Tactful Co. Ltd.	27,000	25,803
	Sino-American Silicon Products, Inc.	150,000	531,725
#	Sinon Corp.	140,000	189,447
	SinoPac Financial Holdings Co. Ltd.	2,142,666	1,474,839
	Sinopower Semiconductor, Inc.	6,000	17,403
	Sinphar Pharmaceutical Co. Ltd.	56,160	52,850
	Sinyi Realty, Inc.	88,000	75,047
	Sirtec International Co. Ltd.	24,000	22,006
	Sitronix Technology Corp.	44,000	278,247
	Siward Crystal Technology Co. Ltd.	54,000	39,830
		Shares	Value»
TAIWAN — (Continued)
	Soft-World International Corp.	19,000	$71,223
	Solar Applied Materials Technology Corp.	210,000	382,404
	Solteam, Inc.	26,465	42,714
*	Solytech Enterprise Corp.	46,000	17,474
	Song Shang Electronics Co. Ltd.	27,000	20,577
	Sonix Technology Co. Ltd.	45,000	55,570
	Southeast Cement Co. Ltd.	52,000	31,517
	Speed Tech Corp.	33,000	51,860
	Sporton International, Inc.	30,650	188,572
	Sports Gear Co. Ltd.	16,000	65,877
#	St. Shine Optical Co. Ltd.	19,000	109,480
	Standard Chemical & Pharmaceutical Co. Ltd.	29,000	54,304
	Standard Foods Corp.	158,000	168,450
	Stark Technology, Inc.	36,000	158,201
*	Starlux Airlines Co. Ltd.	71,000	60,172
#	S-Tech Corp.	70,390	57,345
	Sumeeko Industries Co. Ltd.	6,000	16,008
	Sun Max Tech Ltd.	15,000	22,672
*	Sun Yad Construction Co. Ltd.	81,686	33,720
	Sunflex Tech Co. Ltd.	21,000	16,110
	Sunfun Info Co. Ltd.	26,960	27,941
	Sunjuice Holdings Co. Ltd.	7,000	27,622
*	Sunko INK Co. Ltd.	69,000	31,896
	SunMax Biotechnology Co. Ltd.	8,000	66,964
	Sunny Friend Environmental Technology Co. Ltd.	37,119	93,385
	Sunonwealth Electric Machine Industry Co. Ltd.	82,000	240,554
	Sunplus Innovation Technology, Inc.	9,000	39,207
*	Sunplus Technology Co. Ltd.	139,000	118,418
	Sunrex Technology Corp.	56,000	105,224
#	Sunspring Metal Corp.	66,000	62,378
	Superalloy Industrial Co. Ltd.	70,000	125,714
	Superior Plating Technology Co. Ltd.	7,000	12,925

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Supreme Electronics Co. Ltd.	195,693	$357,338
	Swancor Holding Co. Ltd.	20,000	52,194
	Sweeten Real Estate Development Co. Ltd.	42,930	39,737
#	Symtek Automation Asia Co. Ltd.	25,444	171,452
	Syncmold Enterprise Corp.	49,000	141,858
	Synmosa Biopharma Corp.	94,466	96,751
	Synnex Technology International Corp.	238,000	511,539
	Syn-Tech Chem & Pharm Co. Ltd.	4,000	11,338
#	Syscom Computer Engineering Co.	26,000	44,695
#	Sysgration	31,000	36,442
	Systex Corp.	57,000	222,743
	T3EX Global Holdings Corp.	44,000	102,038
	TA Chen Stainless Pipe	325,116	336,309
	Ta Ya Electric Wire & Cable	249,046	310,160
	Tah Hsin Industrial Corp.	5,720	11,901
	TA-I Technology Co. Ltd.	30,000	40,826
#*	Tai Tung Communication Co. Ltd.	69,192	46,762
	Taichung Commercial Bank Co. Ltd.	677,762	389,325
	TaiDoc Technology Corp.	21,000	91,386
	Taiflex Scientific Co. Ltd.	92,769	127,160
#	Taimide Tech, Inc.	45,000	91,402
	Tainan Enterprises Co. Ltd.	22,000	23,073
#	Tainan Spinning Co. Ltd.	439,000	183,209
*	Tainergy Tech Co. Ltd.	40,000	15,217
	Tai-Saw Technology Co. Ltd.	16,000	11,258
#	Taishin Financial Holding Co. Ltd.	1,342,076	712,385
	TaiSol Electronics Co. Ltd.	24,000	43,228
*	Taisun Enterprise Co. Ltd.	60,000	35,564
	TAI-TECH Advanced Electronics Co. Ltd.	26,000	88,134
	Taiwan Business Bank	1,284,008	586,551
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,000	$28,952
#	Taiwan Cogeneration Corp.	168,301	209,154
	Taiwan Cooperative Financial Holding Co. Ltd.	1,283,754	951,816
	Taiwan FamilyMart Co. Ltd.	12,000	69,332
	Taiwan Fertilizer Co. Ltd.	262,000	415,350
	Taiwan Fire & Marine Insurance Co. Ltd.	93,000	81,456
	Taiwan Fructose Co. Ltd.	26,500	13,271
	Taiwan FU Hsing Industrial Co. Ltd.	55,000	86,847
#*	Taiwan Glass Industry Corp.	365,000	185,337
	Taiwan High Speed Rail Corp.	321,000	266,663
	Taiwan Hon Chuan Enterprise Co. Ltd.	114,757	562,339
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	62,294	70,920
*	Taiwan IC Packaging Corp.	41,000	17,974
	Taiwan Line Tek Electronic	14,420	11,302
#	Taiwan Mask Corp.	64,000	93,879
	Taiwan Mobile Co. Ltd.	473,000	1,587,975
	Taiwan Navigation Co. Ltd.	82,000	72,412
	Taiwan Paiho Ltd.	102,000	207,506
	Taiwan PCB Techvest Co. Ltd.	106,000	108,676
#	Taiwan Sakura Corp.	56,000	141,762
	Taiwan Sanyo Electric Co. Ltd.	43,000	50,562
	Taiwan Secom Co. Ltd.	82,000	307,315
	Taiwan Semiconductor Co. Ltd.	78,000	124,555
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,848,001	95,046,557
	Taiwan Shin Kong Security Co. Ltd.	83,000	103,755
	Taiwan Speciality Chemicals Corp.	5,000	39,953
	Taiwan Steel Union Co. Ltd.	7,000	22,553

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Styrene Monomer	120,000	$36,886
	Taiwan Surface Mounting Technology Corp.	117,000	368,777
	Taiwan Takisawa Technology Co. Ltd.	10,000	21,314
	Taiwan Taxi Co. Ltd.	10,000	38,994
*	Taiwan TEA Corp.	196,000	114,519
#	Taiwan Union Technology Corp.	90,000	445,536
#	Taiwan-Asia Semiconductor Corp.	160,000	132,227
	Taiyen Biotech Co. Ltd.	27,000	26,154
*	Tang Eng Iron Works Co. Ltd.	20,000	19,089
#*	Tatung Co. Ltd.	267,000	353,266
	Tatung System Technologies, Inc.	8,000	20,425
*	TBI Motion Technology Co. Ltd.	15,000	22,827
	TCC Group Holdings Co. Ltd.	834,076	806,179
	TCI Co. Ltd.	44,000	154,503
	Te Chang Construction Co. Ltd.	28,000	52,798
	Team Group, Inc.	21,000	47,944
	Teco Electric & Machinery Co. Ltd.	220,000	356,618
	Tehmag Foods Corp.	8,000	77,590
	Tera Autotech Corp.	24,000	18,571
	Test Research, Inc.	60,000	226,483
	Test Rite International Co. Ltd.	31,000	19,057
	Thermaltake Technology Co. Ltd.	12,000	12,292
#	Thinking Electronic Industrial Co. Ltd.	29,000	143,336
	Thye Ming Industrial Co. Ltd.	40,000	80,215
	Tofu Restaurant Co. Ltd.	2,000	14,422
	Ton Yi Industrial Corp.	329,000	150,517
	Tong Hsing Electronic Industries Ltd.	78,970	299,503
	Tong Yang Industry Co. Ltd.	68,000	222,301
	Tong-Tai Machine & Tool Co. Ltd.	71,000	61,151
	Top Union Electronics Corp.	31,275	29,845
	Topco Scientific Co. Ltd.	66,780	585,330
	Topco Technologies Corp.	10,000	20,820
		Shares	Value»
TAIWAN — (Continued)
	Topkey Corp.	26,000	$161,038
	Topoint Technology Co. Ltd.	35,000	34,923
	Toung Loong Textile Manufacturing	15,000	8,966
*	TPK Holding Co. Ltd.	148,000	168,344
	Trade-Van Information Services Co.	6,000	16,786
#	Transcend Information, Inc.	68,000	177,980
	Transcom, Inc.	28,350	105,996
	Tripod Technology Corp.	90,000	527,850
	Trusval Technology Co. Ltd.	6,304	32,893
	Tsang Yow Industrial Co. Ltd.	13,000	10,610
	Tsann Kuen Enterprise Co. Ltd.	18,419	16,915
	TSC Auto ID Technology Co. Ltd.	8,498	53,698
#	TSEC Corp.	85,000	43,856
	TSRC Corp.	204,000	126,586
	Ttet Union Corp.	7,000	31,014
	TTFB Co. Ltd.	10,189	62,855
	TTY Biopharm Co. Ltd.	86,000	197,388
*	Tul Corp.	19,000	40,766
	Tung Ho Steel Enterprise Corp.	224,000	463,081
#	Tung Thih Electronic Co. Ltd.	30,000	77,010
	TURVO International Co. Ltd.	16,000	107,831
	TXC Corp.	127,000	376,991
	TYC Brother Industrial Co. Ltd.	66,000	127,640
	Tycoons Group Enterprise	54,115	14,544
	Tyntek Corp.	79,000	50,320
#	TZE Shin International Co. Ltd.	27,000	17,860
*	U-BEST Innovative Technology Co. Ltd.	36,000	16,994
	Ubright Optronics Corp.	12,000	27,548
	UDE Corp.	28,000	75,511
	Ultra Chip, Inc.	19,000	41,004
	U-Ming Marine Transport Corp.	204,000	355,961
	Unic Technology Corp.	25,000	21,256
	Unimicron Technology Corp.	183,000	763,078
	Union Bank of Taiwan	350,967	164,673
*	Union Insurance Co. Ltd.	22,000	21,432

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Uniplus Electronics Co. Ltd.	18,000	$11,229
	Uni-President Enterprises Corp.	834,000	1,980,200
	Unitech Computer Co. Ltd.	13,000	14,248
#*	Unitech Printed Circuit Board Corp.	216,772	199,258
*	United Alloy-Tech Co.	16,000	19,330
	United Integrated Services Co. Ltd.	34,000	523,990
#	United Microelectronics Corp. (2303 TT)	1,731,000	2,063,709
	United Orthopedic Corp.	31,000	88,047
	United Radiant Technology	17,000	10,163
	United Recommend International Co. Ltd.	11,900	20,859
#*	United Renewable Energy Co. Ltd.	567,000	172,251
	Univacco Technology, Inc.	30,000	44,432
	Universal Cement Corp.	162,832	140,256
	Universal Microwave Technology, Inc.	9,000	122,945
	Universal Vision Biotechnology Co. Ltd.	21,798	135,763
	Universal, Inc.	9,000	9,518
	UPC Technology Corp.	264,000	70,992
#*	UPI Semiconductor Corp.	27,000	179,299
	Userjoy Technology Co. Ltd.	18,165	41,499
	USI Corp.	277,000	98,079
*	Usun Technology Co. Ltd.	11,000	16,718
	U-Tech Media Corp.	25,000	12,276
	Utechzone Co. Ltd.	15,000	50,430
	UVAT Technology Co. Ltd.	17,000	40,683
	Value Valves Co. Ltd.	8,000	22,436
#	Vanguard International Semiconductor Corp.	202,133	579,362
	Ventec International Group Co. Ltd.	23,000	56,022
	VIA Labs, Inc.	13,000	46,759
#	Via Technologies, Inc.	31,000	88,021
	Viking Tech Corp.	26,000	30,640
	Visco Vision, Inc.	17,000	84,358
	VisEra Technologies Co. Ltd.	24,000	234,303
		Shares	Value»
TAIWAN — (Continued)
	Visual Photonics Epitaxy Co. Ltd.	48,000	$235,301
	Vivotek, Inc.	13,000	51,235
	Vizionfocus, Inc.	13,000	62,112
	Voltronic Power Technology Corp.	14,000	790,190
	VSO Electronics Co. Ltd.	5,000	18,971
	Wafer Works Corp.	190,507	142,488
	Waffer Technology Corp.	48,027	86,928
	Wah Hong Industrial Corp.	36,000	45,027
	Wah Lee Industrial Corp.	64,000	223,761
	Walsin Lihwa Corp.	536,442	399,134
	Walsin Technology Corp.	121,000	338,310
	Walton Advanced Engineering, Inc.	109,000	44,503
	Wan Hai Lines Ltd.	131,400	301,251
*	We & Win Development Co. Ltd.	73,000	26,501
*	We&Win Diversification Co. Ltd.	47,000	37,747
	WEI Chih Steel Industrial Co. Ltd.	49,000	32,248
	Wei Chuan Foods Corp.	99,000	53,813
#	Weikeng Industrial Co. Ltd.	185,000	190,166
	Well Shin Technology Co. Ltd.	37,000	67,522
	Welldone Co.	19,000	27,671
	Weltrend Semiconductor	41,000	67,915
	Wholetech System Hitech Ltd.	18,000	57,522
#*	Win Semiconductors Corp.	147,000	460,365
*	Winbond Electronics Corp.	642,913	279,058
	Winmate, Inc.	12,000	60,706
	Winstek Semiconductor Co. Ltd.	27,000	89,270
	WinWay Technology Co. Ltd.	4,000	145,028
	Wisdom Marine Lines Co. Ltd.	164,000	310,712
	Wiselink Co. Ltd.	14,365	41,374
	Wistron Corp.	366,000	1,201,157
	Wistron NeWeb Corp.	85,647	367,830
	WITS Corp.	19,659	62,282
	Wiwynn Corp.	18,000	1,186,604

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wonderful Hi-Tech Co. Ltd.	36,000	$37,556
#	Wowprime Corp.	41,293	281,435
	WPG Holdings Ltd.	303,000	647,145
	WT Microelectronics Co. Ltd.	128,641	433,662
	WUS Printed Circuit Co. Ltd.	49,000	68,512
	XinTec, Inc.	45,000	282,219
	X-Legend Entertainment Co. Ltd.	7,000	21,164
	Xxentria Technology Materials Corp.	59,675	102,502
	Ya Horng Electronic Co. Ltd.	15,000	25,856
	Yageo Corp.	50,792	824,344
#	Yang Ming Marine Transport Corp.	326,000	668,923
	Yankey Engineering Co. Ltd.	17,917	257,021
	YC INOX Co. Ltd.	146,858	90,285
	YCC Parts Manufacturing Co. Ltd.	11,000	18,656
	Yea Shin International Development Co. Ltd.	87,933	82,053
	Yem Chio Co. Ltd.	159,000	82,647
	Yen Sun Technology Corp.	14,000	19,432
*	Yeong Guan Energy Technology Group Co. Ltd.	46,799	52,155
	YFC-Boneagle Electric Co. Ltd.	39,000	29,130
#	YFY, Inc.	409,000	371,421
	Yi Jinn Industrial Co. Ltd.	66,150	39,937
#	Yieh Phui Enterprise Co. Ltd.	356,892	167,527
	Yonyu Plastics Co. Ltd.	12,000	9,074
	Young Fast Optoelectronics Co. Ltd.	26,000	43,561
	Youngtek Electronics Corp.	54,000	99,782
	Yuan High-Tech Development Co. Ltd.	3,000	16,547
	Yuanta Financial Holding Co. Ltd.	1,246,808	1,311,276
	Yuanta Futures Co. Ltd.	36,000	92,777
		Shares	Value»
TAIWAN — (Continued)
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	$42,110
	Yulon Finance Corp.	94,308	326,053
#	Yulon Motor Co. Ltd.	245,864	371,966
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	13,761
	Yungshin Construction & Development Co. Ltd.	16,000	61,032
	YungShin Global Holding Corp.	60,000	95,677
	Yusin Holding Corp.	12,000	45,741
	Zeng Hsing Industrial Co. Ltd.	18,669	60,707
	Zenitron Corp.	61,000	54,799
	Zero One Technology Co. Ltd.	55,579	215,589
#	Zhen Ding Technology Holding Ltd.	205,000	734,287
*	Zhong Yang Technology Co. Ltd.	16,000	24,687
*	Zig Sheng Industrial Co. Ltd.	124,000	35,135
	ZillTek Technology Corp.	7,000	64,760
*	Zinwell Corp.	73,000	32,764
	Zippy Technology Corp.	33,000	61,988
	Zyxel Group Corp.	102,895	119,754
TOTAL TAIWAN			294,954,018
THAILAND — (2.1%)
	AAPICO Hitech PCL (AH/F TB)	46,400	19,704
*	Absolute Clean Energy PCL	547,400	20,969
	Advanced Info Service PCL	92,600	780,947
	Advanced Information Technology PCL	299,050	38,364
	AEON Thana Sinsap Thailand PCL	38,100	131,243
	After You PCL	121,000	33,596
	Airports of Thailand PCL	273,600	448,891
	Allianz Ayudhya Capital PCL	9,200	8,469
	Amata Corp. PCL	239,300	177,654
	AP Thailand PCL	1,145,700	270,477
	Asia Plus Group Holdings PCL	335,500	23,114
	Asia Sermkij Leasing PCL, NVDR	30,000	7,751

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asian Alliance International PCL	211,400	$33,585
	Asian Insulators PCL	64,800	6,658
	Asian Sea Corp. PCL	117,700	27,262
	Asset World Corp. PCL	1,085,600	101,871
	Assetwise PCL	38,500	8,918
	B Grimm Power PCL	153,200	69,150
	Bangchak Corp. PCL	312,500	320,156
	Bangchak Sriracha PCL	280,900	44,627
	Bangkok Airways PCL	91,000	50,533
	Bangkok Aviation Fuel Services PCL	29,700	8,643
	Bangkok Bank PCL (BBLF TB)	165,300	755,938
#	Bangkok Chain Hospital PCL	155,500	66,033
	Bangkok Commercial Asset Management PCL	707,146	120,745
	Bangkok Dusit Medical Services PCL, Class F	1,095,200	764,282
	Bangkok Expressway & Metro PCL	969,800	194,392
	Bangkok Land PCL	4,188,000	64,670
	Bangkok Life Assurance PCL, NVDR	48,900	26,138
	Banpu PCL	1,578,700	234,402
	Banpu Power PCL	105,206	26,868
	BCPG PCL	296,200	56,733
	BEC World PCL	300,000	36,347
#	Berli Jucker PCL	248,300	164,427
	Betagro PCL	148,100	76,524
*	Better World Green PCL	857,700	7,386
*	Beyond Securities PCL	1,342,000	29,092
	BKI Holdings PCL	19,100	163,350
	Bluebik Group PCL	43,500	46,503
*	Bound & Beyond PCL	54,600	12,241
	Brooker Group PCL	2,067,800	33,773
*	BTS Group Holdings PCL	834,600	152,421
	Bumrungrad Hospital PCL	78,800	421,203
#	Cal-Comp Electronics Thailand PCL, Class F	115,087	26,144
#	Carabao Group PCL	49,900	104,468
	Central Pattana PCL	199,800	314,459
	Central Plaza Hotel PCL	69,300	58,136
	Central Retail Corp. PCL	368,100	363,454
		Shares	Value»
THAILAND — (Continued)
	CH Karnchang PCL	378,200	$185,310
	Charoen Pokphand Foods PCL	400,700	261,779
#	Chularat Hospital PCL	1,679,600	108,731
	CK Power PCL	471,600	40,613
	Com7 PCL	202,700	132,425
*	Country Group Development PCL	1,753,500	15,101
	CP ALL PCL	319,000	492,591
	CP Axtra PCL	167,482	133,041
	Delta Electronics Thailand PCL	276,800	1,035,688
*	Demco PCL	163,000	13,843
	Dhipaya Group Holdings PCL	102,500	61,485
	Diamond Building Products PCL	45,400	10,044
	Dohome PCL	66,490	14,512
	Don Muang Tollway PCL	170,600	53,700
*	Dusit Thani PCL	30,800	9,100
	Dynasty Ceramic PCL	928,200	43,275
	Eastern Polymer Group PCL	330,500	33,173
	Ekachai Medical Care PCL	86,100	16,619
	Electricity Generating PCL	32,400	107,278
#	Energy Absolute PCL	1,055,600	97,175
	Erawan Group PCL	987,300	98,510
	Forth Corp. PCL	68,100	18,099
	Forth Smart Service PCL	73,000	14,307
	Fortune Parts Industry PCL	107,900	5,896
	Frasers Property Thailand PCL	68,900	17,391
	GFPT PCL	168,400	46,007
*	Global Green Chemicals PCL	58,600	7,135
#	Global Power Synergy PCL	52,000	47,483
*	Green Tech Ventures PCL	3,513,400	12,520
	Gulf Energy Development PCL	184,400	316,232
#	Gunkul Engineering PCL	1,505,200	88,502
	Haad Thip PCL	86,000	40,861
	Hana Microelectronics PCL	252,600	177,026
	Heng Leasing & Capital PCL	461,200	15,065
	Home Product Center PCL	1,000,500	259,967
	Ichitan Group PCL	212,200	80,028
	Index Livingmall PCL	68,700	30,397

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Indorama Ventures PCL	158,400	$108,187
	Intouch Holdings PCL	14,900	43,030
#	IRPC PCL	4,865,400	163,264
	I-TAIL Corp. PCL	112,300	56,692
*	Italian-Thai Development PCL	463,500	6,331
#	Jasmine International PCL	1,105,341	64,006
#*	Jasmine Technology Solution PCL	45,100	72,321
#	Jaymart Group Holdings PCL	191,400	61,953
#	JMT Network Services PCL	234,000	102,147
	Karmarts PCL	195,300	56,256
	Kasikornbank PCL (KBANKF TB)	46,300	222,735
	KCE Electronics PCL	352,200	230,094
	KGI Securities Thailand PCL	445,900	55,349
#	Khon Kaen Sugar Industry PCL	673,500	35,800
	Khonburi Sugar PCL	64,800	11,449
#	Kiatnakin Phatra Bank PCL	48,700	75,201
	Krung Thai Bank PCL	458,700	311,930
	Krungthai Card PCL	128,400	193,506
	Lalin Property PCL	77,200	12,953
	Land & Houses PCL (LHF TB)	1,082,100	147,815
	LH Financial Group PCL	1,283,700	29,353
	Loxley PCL	153,300	6,191
#	LPN Development PCL	269,000	17,574
	Major Cineplex Group PCL	164,600	68,431
*	Malee Group PCL	95,800	24,892
	Master Style PcL	37,500	32,294
	MBK PCL	185,508	100,260
	MC Group PCL	185,600	54,564
	MCS Steel PCL	99,900	18,393
#	Mega Lifesciences PCL	134,800	126,094
	Minor International PCL	665,800	474,512
	MK Restaurants Group PCL	133,200	69,616
*	Mono Next PCL	616,500	23,983
	Moshi Moshi Retail Corp. PLC	26,000	27,409
	Muangthai Capital PCL	107,500	139,662
	Namyong Terminal PCL	111,900	10,235
	Netbay PCL	28,600	12,570
		Shares	Value»
THAILAND — (Continued)
	Ngern Tid Lor PCL	264,134	$130,204
	Noble Development PCL	326,100	21,498
	Northeast Rubber PCL	595,200	86,607
	NSL Foods PCL	23,300	18,336
#	Origin Property PCL	343,300	34,865
#	Osotspa PCL	245,200	117,958
#*	Plan B Media PCL	669,788	143,206
*	Platinum Group PCL	364,500	20,349
	Polyplex Thailand PCL	90,100	27,558
	Praram 9 Hospital PCL	126,000	82,690
#	Precious Shipping PCL	455,100	82,438
	Prima Marine PCL	451,800	97,940
	Property Perfect PCL	1,293,915	4,995
	Pruksa Holding PCL	327,300	62,204
	PTG Energy PCL	275,600	60,972
	PTT Exploration & Production PCL	277,700	1,051,425
	PTT Global Chemical PCL	297,100	189,685
#	PTT Oil & Retail Business PCL	398,000	137,099
	PTT PCL	1,618,600	1,514,058
	Quality Houses PCL	2,244,400	113,970
	R&B Food Supply PCL	116,600	19,736
	Rajthanee Hospital PCL	69,700	39,533
	Ramkhamhaeng Hospital PCL	33,900	21,543
#	Ratch Group PCL	172,100	145,653
	Ratchaphruek Hospital PCL	55,300	8,868
	Ratchthani Leasing PCL	1,108,490	42,792
	Regional Container Lines PCL	181,400	129,283
	Rojana Industrial Park PCL	343,900	58,721
#*	RS PCL	333,860	10,608
	S Hotels & Resorts PCL	530,133	31,485
	Sabina PCL	50,100	26,482
	Saha-Union PCL	31,400	28,906
	Saksiam Leasing PCL	254,300	31,717
*	Samart Corp. PCL	167,000	32,235
	Sansiri PCL	4,848,800	246,220
#	Sappe PCL	40,400	65,984
	SC Asset Corp. PCL	963,600	76,687
	SCB X PCL	81,600	302,895
††	SCG Ceramics PCL	288,200	1,626
	SCG Packaging PCL	233,300	114,312
#	SCGJWD Logistics PCL	96,500	24,071
	Sermsang Power Corp. Co. Ltd.	118,666	18,324

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	86,100	$393,746
	Siam Global House PCL	250,504	74,389
	Siam Wellness Group PCL	285,450	47,045
	Siamgas & Petrochemicals PCL	162,300	35,665
	Sikarin PCL	109,200	28,050
*	Singer Thailand PCL	167,600	33,595
	Singha Estate PCL	408,100	8,604
	SISB PCL	87,000	65,880
*	SKY ICT PCL	148,100	92,356
	Somboon Advance Technology PCL	79,300	25,197
	SPCG PCL	143,200	34,232
#	Sri Trang Agro-Industry PCL	330,100	153,900
	Sri Trang Gloves Thailand PCL	375,900	90,975
#	Srinanaporn Marketing PCL	148,700	53,872
	Srisawad Capital 1969 PCL	517,528	19,979
#	Srisawad Corp. PCL	170,150	186,950
	Srivichai Vejvivat PCL	49,900	11,706
	Star Petroleum Refining PCL	690,300	108,644
#	Stecon Group PCL	239,400	41,588
*	STP & I PCL	430,579	37,847
#	Supalai PCL	441,000	220,009
*	Super Energy Corp. PCL	8,310,300	54,291
	Susco PCL	298,200	24,440
	SVI PCL	142,800	28,836
	Syntec Construction PCL	243,200	10,761
	TAC Consumer PCL	207,600	25,769
#	Taokaenoi Food & Marketing PCL	175,400	42,971
	Thai Life Insurance PCL	261,200	81,443
	Thai Oil PCL	373,579	288,435
	Thai Stanley Electric PCL (STANLY/F TB)	8,200	53,084
#	Thai Union Group PCL	477,500	170,156
	Thai Vegetable Oil PCL	142,120	88,627
#	Thaicom PCL	142,100	48,105
	Thaifoods Group PCL	695,300	65,246
	Thanachart Capital PCL	47,000	69,436
	Thonburi Healthcare Group PCL	124,200	50,159
#	Thoresen Thai Agencies PCL	682,400	90,379
		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL (TASCO/F TB)	199,700	$107,337
#	Tisco Financial Group PCL (TISCO/F TB)	54,400	160,736
	TKS Technologies PCL	84,500	13,801
	TMBThanachart Bank PCL	2,322,274	136,543
	TOA Paint Thailand PCL	229,500	82,463
#	TPI Polene PCL	2,220,300	65,933
	TPI Polene Power PCL	1,139,000	99,441
	TQM Alpha PCL	40,000	22,569
	Triple i Logistics PCL	129,700	18,872
*	True Corp. PCL	951,090	330,445
	TTCL PCL	108,200	5,880
	TTW PCL	265,400	70,537
	Union Auction PCL	36,100	8,094
	United Paper PCL	93,800	21,448
	Univanich Palm Oil PCL	247,200	71,205
	Vanachai Group PCL	101,000	8,938
#*	VGI PCL	689,010	62,200
	WHA Corp. PCL	1,140,800	161,253
	WHA Utilities & Power PCL	272,900	31,443
*	Xspring Capital PCL	2,797,300	78,914
TOTAL THAILAND			24,350,829
TURKEY — (1.3%)
	Adel Kalemcilik Ticaret ve Sanayi AS	17,996	16,032
*	Adese Alisveris Merkezleri Ticaret AS	296,202	17,009
	Agesa Hayat ve Emeklilik AS	11,584	45,366
	Akbank TAS	500,905	905,315
	Akcansa Cimento AS	8,691	50,509
*	Akenerji Elektrik Uretim AS	80,154	31,639
	Aksa Akrilik Kimya Sanayii AS	247,327	79,623
	Aksa Enerji Uretim AS	62,050	71,111
*	Aksigorta AS	239,060	53,543
	Alarko Holding AS	32,925	79,023
*	Albaraka Turk Katilim Bankasi AS	562,031	112,186
*	Alkim Alkali Kimya AS	46,788	22,625
*	Anadolu Anonim Turk Sigorta Sirketi	62,668	192,968
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	25,748	115,909
	Anadolu Hayat Emeklilik AS	17,273	47,910

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	1,125	$1,940
#*	Arcelik AS	11,284	39,881
	ARD Grup Bilisim Teknolojileri AS	45,902	46,314
*	Arsan Tekstil Ticaret ve Sanayi AS	31,215	17,448
	Aselsan Elektronik Sanayi Ve Ticaret AS	75,548	186,747
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,628	139,854
	ATP YAZILIM VE TEKNOLOJI AS	3,819	11,661
	Aydem Yenilenebilir Enerji AS	30,439	18,819
	Aygaz AS	8,879	39,362
*	Baticim Bati Anadolu Cimento Sanayii AS	429,398	52,406
*	Bera Holding AS	245,321	116,715
	BIM Birlesik Magazalar AS	16,156	247,854
*	Biotrend Cevre VE Enerji Yatirimlari AS	57,833	23,618
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	15,980
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,049	33,432
	Borusan Yatirim ve Pazarlama AS	382	19,160
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,013	18,069
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	25,347
	Bursa Cimento Fabrikasi AS	296,334	69,812
*	Can2 Termik AS	415,828	17,723
	Celebi Hava Servisi AS	335	17,972
*	Cemas Dokum Sanayi AS	191,078	15,672
	Cemtas Celik Makina Sanayi Ve Ticaret AS	73,933	18,483
	Cimsa Cimento Sanayi VE Ticaret AS	39,883	59,265
	Coca-Cola Icecek AS	71,242	113,136
*	Dardanel Onentas Gida Sanayi AS	69,807	9,494
	Deva Holding AS	19,448	38,707
		Shares	Value»
TURKEY — (Continued)
	Dogan Sirketler Grubu Holding AS	200,388	$75,833
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	10,559
#	Dogus Otomotiv Servis ve Ticaret AS	27,837	146,100
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	23,274
	EGE Endustri VE Ticaret AS	163	43,014
	EGE Gubre Sanayii AS	12,670	24,367
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,922	43,594
Ω	Enerjisa Enerji AS	25,463	43,431
	Enka Insaat ve Sanayi AS	65,031	88,188
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	5,739	28,176
#	Eregli Demir ve Celik Fabrikalari TAS	314,213	196,460
	Escar Turizm Tasimacilik Ticaret AS	19,337	24,459
*	Escort Teknoloji Yatirim AS	7,084	10,011
*	Esenboga Elektrik Uretim AS	47,965	38,707
	Europap Tezol Kagit Sanayi VE Ticaret AS	37,546	18,300
*	Europen Endustri Insaat Sanayi VE Ticaret AS	339,359	40,407
	Ford Otomotiv Sanayi AS	1,038	26,904
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,441	34,229
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	20,388	29,091
	Global Yatirim Holding AS	155,342	76,185
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,570	77,401
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	104,285	68,122
*	GSD Holding AS	286,149	28,871
*	Gubre Fabrikalari TAS	4,790	35,678

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Hitit Bilgisayar Hizmetleri AS	6,775	$7,892
*	HUN Yenilenebilir Enerji Uretim AS	99,573	9,851
*	Ihlas Holding AS	515,900	41,726
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	34,341
*	Inveo Yatirim Holding AS	285	57
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	14,896	23,051
*	Is Finansal Kiralama AS	172,678	62,897
	Is Yatirim Menkul Degerler AS	92,488	115,373
*	Isiklar Enerji ve Yapi Holding AS	37,841	9,200
*	Izmir Demir Celik Sanayi AS	310,489	45,525
	Jantsa Jant Sanayi Ve Ticaret AS	59,641	40,604
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	45,847	41,019
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	132,342	129,116
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	429,687	326,372
*	Karel Elektronik Sanayi ve Ticaret AS	34,699	8,954
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	20,358
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	508,965	28,793
*	Kayseri Seker Fabrikasi AS	17,974	9,046
*	Kerevitas Gida Sanayi ve Ticaret AS	82,055	29,496
	Kervan Gida Sanayi Ve Ticaret AS	411,487	24,596
	Kiler Holding AS	12,084	9,786
	KOC Holding AS	115,895	549,403
	Kocaer Celik Sanayi Ve Ticaret AS	171,326	57,401
		Shares	Value»
TURKEY — (Continued)
*	Konya Cimento Sanayii AS	106	$18,755
*	Kordsa Teknik Tekstil AS	20,633	39,130
*	Koza Anadolu Metal Madencilik Isletmeleri AS	31,291	60,592
	LDR Turizm AS	5,342	22,939
	Logo Yazilim Sanayi Ve Ticaret AS	19,489	65,355
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	41,890	25,135
*	Margun Enerji Uretim Sanayi VE Ticaret AS	84,667	54,283
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	88,973	175,971
*	Menderes Tekstil Sanayi ve Ticaret AS	50,749	14,316
#*	MIA Teknoloji AS	85,082	88,089
	Migros Ticaret AS	5,375	87,571
*Ω	MLP Saglik Hizmetleri AS	10,367	113,481
*	Naturel Yenilenebilir Enerji Ticaret AS	16,173	35,447
*	NET Holding AS	60,396	74,584
	Nuh Cimento Sanayi AS	6,838	52,694
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	107,633	16,923
*	Orge Enerji Elektrik Taahhut AS	18,555	43,899
*	Oyak Cimento Fabrikalari AS	142,860	96,649
*	Oyak Yatirim Menkul Degerler AS	31,633	29,427
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,615	7,308
*	Pegasus Hava Tasimaciligi AS	56,878	371,339
*	Peker Gayrimenkul Yatirim Ortakligi AS	40,494	1,557
	Penta Teknoloji Urunleri Dagitim Ticaret AS	54,864	23,843
#*	Petkim Petrokimya Holding AS	211,934	103,333

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	45,883	$41,352
	Polisan Holding AS	34,039	10,407
*	Politeknik Metal Sanayi ve Ticaret AS	34	6,434
*	Qua Granite Hayal	184,107	17,643
*	Ral Yatirim Holding AS	5,752	64,635
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	134,617
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	58,928	29,982
#*	Sasa Polyester Sanayi AS	121,123	12,354
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	7,528	9,065
	SDT Uzay VE Savunma Teknolojileri AS	3,676	20,231
	Sekerbank Turk AS	1,008,762	113,504
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	25,263	49,202
	Sok Marketler Ticaret AS	101,273	109,834
	SUN Tekstil Sanayi Ve Ticaret AS	17,135	17,521
	Suwen Tekstil Sanayi Pazarlama AS	46,600	28,093
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	6,715	9,736
*	TAV Havalimanlari Holding AS	19,288	149,372
*	Tekfen Holding AS	79,020	140,326
#	Tofas Turk Otomobil Fabrikasi AS	22,598	140,104
*	Tukas Gida Sanayi ve Ticaret AS	246,441	42,988
*	Tumosan Motor ve Traktor Sanayi AS	6,241	19,469
#*	Turk Altin Isletmeleri AS	62,876	39,534
*	Turk Hava Yollari AO	115,076	1,015,925
*	Turk Telekomunikasyon AS	145,845	205,438
	Turk Traktor ve Ziraat Makineleri AS	3,908	74,721
	Turkcell Iletisim Hizmetleri AS	257,358	774,006
		Shares	Value»
TURKEY — (Continued)
#	Turkiye Garanti Bankasi AS	108,139	$383,784
#	Turkiye Is Bankasi AS, Class C	1,465,484	577,980
#	Turkiye Petrol Rafinerileri AS	198,032	779,090
	Turkiye Sigorta AS	169,578	84,825
*	Turkiye Sinai Kalkinma Bankasi AS	371,451	140,897
#	Turkiye Sise ve Cam Fabrikalari AS	137,600	145,650
*	Turkiye Vakiflar Bankasi TAO, Class D	811,020	619,808
#*	Ulker Biskuvi Sanayi AS	59,050	198,319
*	Usak Seramik Sanayii AS	58,540	21,624
*	Vakif Finansal Kiralama AS	766,656	42,288
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,305	15,822
	Vestel Beyaz Esya Sanayi ve Ticaret AS	204,646	86,536
*	Vestel Elektronik Sanayi ve Ticaret AS	79,829	136,290
	Yapi ve Kredi Bankasi AS	715,850	612,531
	Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	726	16,321
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	50,837	38,881
*	Yayla Agro Gida Sanayi VE Nakliyat AS	127,653	33,655
*	YEO Teknoloji Enerji VE Endustri AS	52,844	80,517
	Ziraat Gayrimenkul Yatirim Ortakligi AS	65,156	26,902
*	Zorlu Enerji Elektrik Uretim AS	877,680	99,722
TOTAL TURKEY			15,152,412
UNITED ARAB EMIRATES — (2.2%)
	Abu Dhabi Commercial Bank PJSC	345,059	1,124,541
	Abu Dhabi Islamic Bank PJSC	434,847	1,845,938
	Abu Dhabi National Hotels	1,817,606	290,945

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Insurance Co. PSC	48,909	$83,216
	Abu Dhabi National Oil Co. for Distribution PJSC	664,099	650,009
*	Abu Dhabi Ports Co. PJSC	183,260	246,972
	Abu Dhabi Ship Building Co. PJSC	17,840	29,788
	ADNOC Drilling Co. PJSC	365,096	536,637
	Agility Global PLC	445,130	159,939
	Agthia Group PJSC	107,021	179,688
	Air Arabia PJSC	816,494	686,229
*	Ajman Bank PJSC	182,158	84,204
*	AL Seer Marine Supplies & Equipment Co. LLC	73,166	75,160
	Aldar Properties PJSC	176,195	366,580
	Alpha Dhabi Holding PJSC	41,071	127,429
	Amanat Holdings PJSC	389,781	114,505
	Americana Restaurants International PLC - Foreign Co.	656,318	419,378
*	Amlak Finance PJSC	326,202	76,252
*	Apex Investment Co. PSC	78,960	100,314
*	Aramex PJSC	239,934	184,765
*	Bank of Sharjah	149,390	37,411
	Burjeel Holdings PLC	334,213	181,736
*	Dana Gas PJSC	2,181,724	451,146
	Deyaar Development PJSC	451,753	114,321
	Dubai Electricity & Water Authority PJSC	644,535	449,259
	Dubai Financial Market PJSC	466,650	186,583
	Dubai Investments PJSC	775,728	457,866
	Dubai Islamic Bank PJSC	526,522	1,101,639
	Emaar Development PJSC	191,041	682,314
	Emaar Properties PJSC	1,150,143	4,221,382
	Emirates Central Cooling Systems Corp.	612,775	291,629
	Emirates Driving Co.	115,541	87,312
	Emirates Integrated Telecommunications Co. PJSC	181,259	388,542
	Emirates NBD Bank PJSC	376,754	2,138,502
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Telecommunications Group Co. PJSC	356,607	$1,659,476
*	EMSTEEL Building Materials PJSC	396,596	133,770
*	Eshraq Investments PJSC	456,097	43,813
	Fertiglobe PLC	242,418	163,629
	First Abu Dhabi Bank PJSC	687,137	2,718,155
*	Ghitha Holding PJSC	14,122	94,833
*	Gulf Navigation Holding PJSC	43,065	61,851
*	Gulf Pharmaceutical Industries PSC	126,729	53,088
*	Manazel PJSC	471,037	43,268
*	Multiply Group PJSC	637,816	366,148
	National Bank of Ras Al-Khaimah PSC	41,178	73,654
	National Central Cooling Co. PJSC	187,768	149,358
*	National Corp. for Tourism & Hotels	78,396	54,170
	Palms Sports PrJSC	4,850	11,625
*	Presight AI Holding PLC	100,417	62,823
	RAK Properties PJSC	531,841	174,809
	Ras Al Khaimah Ceramics	227,786	160,017
	Salik Co. PJSC	405,211	534,177
*	Space42 PLC	339,875	188,655
	Taaleem Holdings PJSC	42,695	49,196
	TECOM Group PJSC	166,981	141,478
*	Union Properties PJSC	923,090	107,697
TOTAL UNITED ARAB EMIRATES			25,217,821
TOTAL COMMON STOCKS			1,126,894,401
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	76,227	80,870
*	Azul SA	73,700	58,011
	Banco ABC Brasil SA, 8.156%	30,406	104,943
Ω	Banco BMG SA, 9.788%	75,929	49,112
	Banco Bradesco SA, 9.216%	425,690	880,655
	Banco do Estado do Rio Grande do Sul SA, 9.604%	84,100	149,088

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco Mercantil do Brasil SA, 5.771%	7,400	$48,307
	Banco Pan SA, 3.500%	127,018	149,969
	Banco Pine SA, 10.738%	12,548	9,555
*	Braskem SA	48,873	115,491
	Centrais Eletricas Brasileiras SA, 9.184%	25,900	175,945
	Centrais Eletricas de Santa Catarina SA, 7.823%	1,300	17,791
	Cia de Ferro Ligas da Bahia FERBASA, 6.755%	56,800	75,713
	Cia De Sanena Do Parana, 6.145%	249,148	219,132
	Cia Energetica de Minas Gerais, 12.126%	334,088	626,553
	Cia Paranaense de Energia - Copel Class B, 4.376%	172,300	285,985
	Energisa SA, 5.739%	75	89
	Eucatex SA Industria e Comercio, 10.332%	11,500	26,388
	Gerdau SA, 4.549%	38	112
	Isa Energia Brasil SA, 3.307%	69,500	283,040
	Itau Unibanco Holding SA, 7.138%	295,100	1,707,263
	Klabin SA, 6.025%	4	2
	Marcopolo SA, 6.623%	221,520	315,751
	Petroleo Brasileiro SA, 16.113%	536,873	3,462,452
	Raizen SA, 1.381%	459,026	149,237
	Randon SA Implementos e Participacoes, 3.992%	73,400	114,420
	Schulz SA, 7.640%	29,600	31,504
	Taurus Armas SA, 3.765%	33,277	45,895
	Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	189,200	178,385
TOTAL BRAZIL			9,361,658
CHILE — (0.0%)
	Embotelladora Andina SA, 8.954%	3,475	11,601
		Shares	Value»

CHILE — (Continued)
	Sociedad Quimica y Minera de Chile SA Class B, 2.034%	4,954	$195,530
TOTAL CHILE			207,131
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 4.663%	400,618	52,304
	Grupo de Inversiones Suramericana SA, 4.888%	30,411	207,128
TOTAL COLOMBIA			259,432
TOTAL PREFERRED STOCKS			9,828,221
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	24	12
*	Diagnosticos da America SA Warrants 04/30/2025	357	32
*	Empreendimentos Pague Menos SA Rights 02/20/2025	5,637	116
*	Equatorial Energia SA Rights 02/13/2025	433	352
*	Smartfit Escola de Ginastica e Danca SA Rights 02/04/2025	1,549	896
TOTAL BRAZIL			1,408
MALAYSIA — (0.0%)
*	CAB Cakaran Corp. Bhd. Warrants 05/31/2028	20,800	712
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	3,282	2,281
*	Taesung Co. Ltd. Rights 02/18/2025	505	2,416
TOTAL SOUTH KOREA			4,697
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	11,982	293

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	CCP Contact Probes Co. Ltd. Rights	4,720	$699
*	Hwang Chang General Contractor Co. Ltd. Rights	4,276	2,731
*	Leader Electronics, Inc. Rights	3,019	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	4,322	218
TOTAL TAIWAN			3,941
THAILAND — (0.0%)
*	Energy Absolute PCL Warrants 02/28/2028	175,933	0
*	Jasmine International PCL Warrants 10/10/2031	345,121	4,099
*	Northeast Rubber PCL Warrants 05/15/2026	73,850	1,162
	Shares	Value»

THAILAND — (Continued)
* Thoresen Thai Agencies PCL Rights	341,200	$0
* VGI PCL Warrants 09/03/2025	139,341	5,669
TOTAL THAILAND		10,930
TOTAL RIGHTS/WARRANTS		21,688
TOTAL INVESTMENT SECURITIES (Cost $1,054,256,898)		1,136,744,310

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	1,143,807	13,231,564
TOTAL INVESTMENTS — (100.0%)
(Cost $1,067,487,664)^^			$1,149,975,874
As of January 31, 2025, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	23	03/21/25	$6,973,830	$6,977,338	$3,508
Total Futures Contracts			$6,973,830	$6,977,338	$3,508
As of January 31, 2025, the value of Rule 144A securities amounted to $31,467,584 or 2.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$49,548,392	$1,423	—	$49,549,815
Chile	1,613,121	5,950,782	—	7,563,903
Colombia	1,654,197	69,144	—	1,723,341
Czech Republic	—	1,527,679	—	1,527,679
Egypt	193,798	82,226	—	276,024
Greece	—	7,364,793	—	7,364,793
Hungary	—	3,159,802	—	3,159,802
India	15,276,753	294,721,758	—	309,998,511
Indonesia	232,338	28,449,635	$5,154	28,687,127

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Kuwait	—	$12,962,137	—	$12,962,137
Malaysia	—	23,925,653	$17	23,925,670
Mexico	$24,401,082	20,158	—	24,421,240
Peru	854,303	—	—	854,303
Philippines	157,922	7,999,844	—	8,157,766
Poland	—	16,354,726	—	16,354,726
Qatar	—	12,206,010	—	12,206,010
Saudi Arabia	—	58,570,971	—	58,570,971
South Africa	5,124,375	42,817,177	—	47,941,552
South Korea	3,774,341	148,174,336	25,274	151,973,951
Taiwan	748,148	294,205,870	—	294,954,018
Thailand	33,889	24,315,314	1,626	24,350,829
Turkey	—	15,152,412	—	15,152,412
United Arab Emirates	—	25,217,821	—	25,217,821
Preferred Stocks
Brazil	9,361,658	—	—	9,361,658
Chile	—	207,131	—	207,131
Colombia	259,432	—	—	259,432
Rights/Warrants
Brazil	—	1,408	—	1,408
Malaysia	—	712	—	712
South Korea	—	4,697	—	4,697
Taiwan	—	3,941	—	3,941
Thailand	—	10,930	—	10,930
Securities Lending Collateral	—	13,231,564	—	13,231,564
Total Investments in Securities	$113,233,749	$1,036,710,054	$32,071˂˃	$1,149,975,874
Financial Instruments
Assets
Futures Contracts**	3,508	—	—	3,508
Total Financial Instruments	$3,508	—	—	$3,508
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2025, the DFA Commodity Strategy Portfolio held $239,175,329 in the Subsidiary, representing 22.46% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$249,126
U.S. Large Cap Value Portfolio	15,785,226
U.S. Targeted Value Portfolio	10,293,501
U.S. Small Cap Value Portfolio	13,151,452
U.S. Core Equity 1 Portfolio	12,237,422
U.S. Core Equity 2 Portfolio	12,922,669
U.S. Vector Equity Portfolio	3,195,147
U.S. Small Cap Portfolio	11,189,290
U.S. Micro Cap Portfolio	4,610,740
DFA Real Estate Securities Portfolio	4,349,541
Large Cap International Portfolio	4,129,016
International Core Equity Portfolio	24,067,059
International Small Company Portfolio	9,856,127
Global Small Company Portfolio	71,942
Japanese Small Company Portfolio	176,570
Asia Pacific Small Company Portfolio	153,616
United Kingdom Small Company Portfolio	19,357
Continental Small Company Portfolio	12,041
DFA International Real Estate Securities Portfolio	3,649,751
DFA Global Real Estate Securities Portfolio	6,804,110
DFA International Small Cap Value Portfolio	8,971,359
International Vector Equity Portfolio	2,635,433
World ex U.S. Value Portfolio	224,067
World ex U.S. Targeted Value Portfolio	595,056
World ex U.S. Core Equity Portfolio	3,244,841
Selectively Hedged Global Equity Portfolio	166,176
Emerging Markets Portfolio	2,877,313
Emerging Markets Small Cap Portfolio	2,682,797
Emerging Markets Value Portfolio	9,195,611
Emerging Markets Core Equity Portfolio	19,874,297
U.S. Large Cap Equity Portfolio	1,026,458
DFA Commodity Strategy Portfolio	2,762,516
DFA One-Year Fixed Income Portfolio	4,767,592

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,496,880
DFA Selectively Hedged Global Fixed Income Portfolio	1,009,712
DFA Short-Term Government Portfolio	1,690,033
DFA Five-Year Global Fixed Income Portfolio	9,369,867
DFA World ex U.S. Government Fixed Income Portfolio	1,094,024
DFA Intermediate Government Fixed Income Portfolio	6,277,766
DFA Short-Term Extended Quality Portfolio	5,661,471
DFA Intermediate-Term Extended Quality Portfolio	1,976,969
DFA Targeted Credit Portfolio	854,989
DFA Investment Grade Portfolio	12,748,947
DFA Inflation-Protected Securities Portfolio	5,537,317
DFA Short-Term Municipal Bond Portfolio	1,559,640
DFA Intermediate-Term Municipal Bond Portfolio	1,367,600
DFA Selective State Municipal Bond Portfolio	445,942
DFA Short-Term Selective State Municipal Bond Portfolio	189,206
DFA California Short-Term Municipal Bond Portfolio	704,645
DFA California Intermediate-Term Municipal Bond Portfolio	423,406
DFA NY Municipal Bond Portfolio	146,141
Dimensional Retirement Income Fund	45,743
Dimensional 2045 Target Date Retirement Income Fund	139,293
Dimensional 2050 Target Date Retirement Income Fund	121,636
Dimensional 2055 Target Date Retirement Income Fund	85,775
Dimensional 2060 Target Date Retirement Income Fund	70,922
Dimensional 2065 Target Date Retirement Income Fund	25,790
Dimensional 2070 Target Date Retirement Income Fund	10
Dimensional 2010 Target Date Retirement Income Fund	12,594
Dimensional 2015 Target Date Retirement Income Fund	24,131
Dimensional 2020 Target Date Retirement Income Fund	67,568
Dimensional 2025 Target Date Retirement Income Fund	135,176
Dimensional 2030 Target Date Retirement Income Fund	176,412
Dimensional 2035 Target Date Retirement Income Fund	170,128
Dimensional 2040 Target Date Retirement Income Fund	156,410
DFA Short-Duration Real Return Portfolio	1,929,109
DFA Municipal Real Return Portfolio	1,624,160
DFA Municipal Bond Portfolio	516,289
World Core Equity Portfolio	658,740
DFA LTIP Portfolio	537,136
U.S. Social Core Equity 2 Portfolio	905,701
U.S. Sustainability Core 1 Portfolio	4,003,544
U.S. Sustainability Targeted Value Portfolio	396,727
International Sustainability Core 1 Portfolio	2,751,371
International Social Core Equity Portfolio	1,241,419
Global Social Core Equity Portfolio	46,999
Emerging Markets Social Core Equity Portfolio	1,269,514
Dimensional VA U.S. Targeted Value Portfolio	599,848
Dimensional VA U.S. Large Value Portfolio	430,744
Dimensional VA International Value Portfolio	460,024
Dimensional VA International Small Portfolio	316,823

Federal Tax Cost
Dimensional VA Short-Term Fixed Portfolio	$396,118
Dimensional VA Global Bond Portfolio	335,780
Dimensional VIT Inflation-Protected Securities Portfolio	216,845
Dimensional VA Global Moderate Allocation Portfolio	167,417
U.S. Large Cap Growth Portfolio	2,000,400
U.S. Small Cap Growth Portfolio	1,116,065
International Large Cap Growth Portfolio	722,206
International Small Cap Growth Portfolio	228,187
DFA Social Fixed Income Portfolio	659,199
DFA Diversified Fixed Income Portfolio	1,823,968
U.S. High Relative Profitability Portfolio	3,409,585
International High Relative Profitability Portfolio	1,285,930
Dimensional VA Equity Allocation Portfolio	149,083
DFA MN Municipal Bond Portfolio	26,133
DFA California Municipal Real Return Portfolio	335,639
DFA Global Core Plus Fixed Income Portfolio	2,853,157
Emerging Markets Sustainability Core 1 Portfolio	927,559
Emerging Markets Targeted Value Portfolio	225,734
DFA Global Sustainability Fixed Income Portfolio	763,080
DFA Oregon Municipal Bond Portfolio	72,344
DFA Global Core Plus Real Return Portfolio	275,807
Emerging Markets ex China Core Equity Portfolio	1,083,778
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.